Registration No. 333-61380
                                                      Registration No. 811-08754
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                           -------------------------

                                   FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ ]

         Pre-Effective Amendment No.

         Post-Effective Amendment No. 7                               [X}

                                    AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]


         Amendment No. 81                                             [X]


                       (Check appropriate box or boxes)

                           -------------------------

                            SEPARATE ACCOUNT No. 45
                                      of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                           -------------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                               (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104 (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                           -------------------------


                                   DODIE KENT
                           VICE PRESIDENT AND COUNSEL
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)


                           -------------------------

                  Please send copies of all communications to:
                           CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                             WASHINGTON, D.C. 20001
                           -------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

[ ]      Immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]      On May 2, 2005 pursuant to paragraph (b)(1)(vii) of Rule 485.

[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]      On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

     Units of interest in Separate Account under variable annuity contracts.

                                      NOTE

This Post Effective Amendment No. 7 ("PEA") to the Form N-4 Registration Statement No. 333-61380 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account No. 45 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the supplement and Statement of Additional Information. Part C of this Registration Statement has also been updated pursuant to the requirements of Form N-4. The PEA does not amend or delete any other Prospectus or supplements to any Prospectus or any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company
SUPPLEMENT DATED MAY 9, 2005 TO THE MAY 1, 2005 PROSPECTUSES AND/OR SUPPLEMENT
FOR:

o Income Manager Accumulator(R)    o Accumulator(R) Plus(SM)      o  Accumulator(R) Select(SM) II
o Income Manager(R) Rollover IRA   o  Accumulator(R)              o  Accumulator(R) Elite(SM)
o Accumulator(R) (IRA, NQ, QP)     o  Accumulator(R) Select(SM)   o  Accumulator(R) Elite(SM) II

--------------------------------------------------------------------------------

This Supplement updates the current Prospectuses and/or Supplement (together, the "Prospectuses") for the above-mentioned Accumulator(R) variable annuity products (together, the "Accumulator(R) Series") issued by AXA Equitable Life Insurance Company ("AXA Equitable"). Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. You may obtain a copy of the Prospectuses, free of charge, by writing to AXA Equitable, at 1290 Avenue of the Americas, New York, New York 10104.

Effective May 9, 2005, for the purpose of calculating any applicable guaranteed minimum death benefit or guaranteed minimum income benefit with a benefit base that rolls up at a specified rate, the effective annual interest rate credited to the benefit base for monies allocated to EQ/PIMCO Real Return is generally 5% or 6% (4% for the applicable guaranteed minimum death benefit in Washington), depending on your Accumulator(R) Series contract. For more information about these benefits, please see "Contract features and benefits" in your Prospectus, your contract or consult with your financial professional.









                      AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                            New York, New York 10104

EVM5905 (5/05)-A
PRE-'04 Series/ In-Force
                                                            #192136v1 - 04/18/05
                                                                          x01077

AXA EQUITABLE LIFE INSURANCE COMPANY
SUPPLEMENT DATED MAY 1, 2005 TO PROSPECTUSES FOR:



o Income Manager Accumulator(R)    o  Accumulator(R)                 o  Accumulator(R) Advisor(SM)
o Income Manager(R) Rollover IRA   o  Accumulator(R) Select(SM)      o  Accumulator(R) Elite(SM)
o Accumulator(R) (IRA, NQ, QP)     o  Accumulator(R) Select(SM) II   o  Accumulator(R) Elite(SM) II
o Accumulator(R) Plus(SM)          o  Accumulator(R) Express(SM)


--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received for any of the products listed above, and in any Supplements to that prospectus and statement of additional information. The Appendix sets forth the dates of such prior prospectuses, statements of additional information and supplements, which, in addition to this Supplement, should be kept for future reference.


We have filed with the Securities and Exchange Commission (SEC) our Statement of Additional Information (SAI) dated May 1, 2005. If you do not presently have a copy of the prospectus and prior Supplements, you may obtain additional copies, as well as a copy of the SAI, from us, free of charge, by writing to AXA Equitable, P.O. Box 1547, Secaucus, NJ 07096-1547, or calling (800) 789-7771. If you only need a copy of the SAI, you may mail in the SAI request form located at the end of this Supplement. The SAI has been incorporated by reference into this Supplement. This Supplement and the SAI can also be obtained from the SEC's website at www.sec.gov.

In this Supplement, we provide information on the following: (1) how to reach us; (2) combination of certain investment options; (3) investment options; (4) the Trusts' annual expenses and expense example; (5) important information about guaranteed benefits; (6) tax information; (7) updated information on AXA Equitable; (8) disruptive transfer activity; (9) wire transmittals and electronic applications information; (10) certain information about our business day; (11) legal proceedings; (12) certain information about our distribution of the contracts; (13) condensed financial information; and (14) hypothetical illustrations.



(1) HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

--------------------------------------------------------------------------------
FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------

Accumulator(R)
P.O. Box 13014
Newark, NJ 07188-0014


--------------------------------------------------------------------------------
FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------

Accumulator(R)
c/o Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Attn: Box 13014
Secaucus, NJ 07094


--------------------------------------------------------------------------------
FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------

Accumulator(R)
P.O. Box 1547
Secaucus, NJ 07096-1547


--------------------------------------------------------------------------------
FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------

Accumulator(R)
200 Plaza Drive, 4th Floor
Secaucus, NJ 07094


--------------------------------------------------------------------------------
REPORTS WE PROVIDE:
--------------------------------------------------------------------------------

o written confirmation of financial transactions;


o statement of your contract values at the close of each calendar year and any calendar quarter in which there was a financial transaction; and


o annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the guaranteed minimum income benefit, if applicable.

--------------------------------------------------------------------------------
TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND EQACCESS SYSTEMS:
--------------------------------------------------------------------------------

TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o    your current account value;

o    your current allocation percentages;

o    the number of units you have in the variable investment options;

o    rates to maturity for the fixed maturity options;

o    the daily unit values for the variable investment options; and


o performance information regarding the variable investment options (not available through TOPS).


You can also:

o change your allocation percentages and/or transfer among the investment options;



                                                                 X01006 - Global

o    elect to receive certain contract statements electronically;

o    change your address (not available through TOPS);

o change your TOPS personal identification number ("PIN") (through TOPS only) and your EQAccess password (through EQAccess only); and

o    access Frequently Asked Questions and Service Forms (not available through
     TOPS).

TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. If you are a client with AXA Advisors you may use EQAccess by visiting our website at www.axaonline.com and logging in to access your account. All other clients may access EQAccess by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.


We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" in your Prospectus).

--------------------------------------------------------------------------------
CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------
You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.


(2) INVESTMENT OPTIONS




--------------------------------------------------------------------------------
 Variable investment options
--------------------------------------------------------------------------------
o AXA Aggressive Allocation(1)           o EQ/Equity 500 Index
o AXA Conservative Allocation(1)         o EQ/Evergreen Omega
o AXA Conservative-Plus Allocation(1)    o EQ/FI Mid Cap
o AXA Moderate Allocation(1)             o EQ/FI Small/Mid Cap Value
o AXA Moderate-Plus Allocation(1)        o EQ/International Growth(3)
o AXA Premier VIP Aggressive Equity      o EQ/J.P. Morgan Core Bond
o AXA Premier VIP Core Bond              o EQ/Janus Large Cap Growth
o AXA Premier VIP Health Care            o EQ/JP Morgan Value Opportunities
o AXA Premier VIP High Yield             o EQ/Lazard Small Cap Value
o AXA Premier VIP International Equity   o EQ/Long Term Bond(3)
o AXA Premier VIP Large Cap Core         o EQ/Lord Abbett Growth and Income(3)
  Equity                                 o EQ/Lord Abbett Large Cap Core(3)
o AXA Premier VIP Large Cap Growth       o EQ/Lord Abbett Mid Cap Value(3)
o AXA Premier VIP Large Cap Value        o EQ/Marsico Focus
o AXA Premier VIP Small/Mid Cap          o EQ/Mercury Basic Value Equity
  Growth                                 o EQ/Mercury International Value
o AXA Premier VIP Small/Mid Cap Value    o EQ/Mergers and Acquisitions(3)
o AXA Premier VIP Technology             o EQ/MFS Emerging Growth Companies
o EQ/Alliance Common Stock               o EQ/MFS Investors Trust
o EQ/Alliance Growth and Income          o EQ/Money Market
o EQ/Alliance Intermediate Government    o EQ/Montag & Caldwell Growth(2)
  Securities                             o EQ/PIMCO Real Return(3)
o EQ/Alliance International              o EQ/Short Duration Bond(3)
o EQ/Alliance Large Cap Growth(2)        o EQ/Small Company Index
o EQ/Alliance Quality Bond               o EQ/Small Company Value(2)
o EQ/Alliance Small Cap Growth           o EQ/TCW Equity(2)
o EQ/Bear Stearns Small Company          o EQ/UBS Growth and Income(2)
  Growth(2)                              o EQ/Van Kampen Comstock(3)
o EQ/Bernstein Diversified Value         o EQ/Van Kampen Emerging Markets
o EQ/Boston Advisors Equity Income(2)      Equity(2)
o EQ/Calvert Socially Responsible        o EQ/Van Kampen Mid Cap Growth(3)
o EQ/Capital Guardian Growth             o EQ/Wells Fargo Montgomery
o EQ/Capital Guardian International        Small Cap(3)
o EQ/Capital Guardian Research
o EQ/Capital Guardian U.S. Equity
o EQ/Caywood-Scholl High Yield Bond(3)



(1)  The "AXA Allocation" portfolios.

(2) This is the option's new name, effective on or about May 9, 2005, subject to regulatory approval. Please see "Portfolios of the Trusts" later in this Supplement for the option's former name.

(3) Available on or about May 9, 2005, subject to regulatory approval. Please see "Portfolios of the Trusts" later in this Supplement for more information on the option's new fund.

(3) INVESTMENT OPTIONS


PORTFOLIOS OF THE TRUSTS

You should note that some portfolios have objectives and strategies that are substantially similar to those of certain retail funds that are purchased directly rather than under a variable insurance product such as an Accumulator(R) series variable annuity. These funds may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.

AXA Equitable serves as the investment manager of the Portfolios of the EQ Advisors Trust and the AXA Premier VIP Trust. As such, AXA Equitable oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers. The advisers for these Portfolios, listed in the chart below, are those who make the investment decisions for each Portfolio. The chart also indicates the investment manager for each of the other Portfolios. Not all of the Portfolios listed below are available in all the contracts to which this supplement applies.



------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                  Objective                                            Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION       Seeks long-term capital appreciation.                o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION     Seeks a high level of current income.                o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS           Seeks current income and growth of capital, with a   o AXA Equitable
ALLOCATION                      greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION         Seeks long-term capital appreciation and current     o AXA Equitable
                                income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS               Seeks long-term capital appreciation and current     o AXA Equitable
ALLOCATION                      income, with a greater emphasis on capital
                                appreciation.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP AGGRESSIVE      Seeks long-term growth of capital.                   o Alliance Capital Management L.P.
EQUITY                                                                               o MFS Investment Management
                                                                                     o Marsico Capital Management, LLC
                                                                                     o Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP CORE BOND       Seeks a balance of high current income and capital   o BlackRock Advisors, Inc.
                                appreciation, consistent with a prudent level of     o Pacific Investment Management Company
                                risk.                                                  LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HEALTH CARE     Seeks long-term growth of capital.                   o AIM Capital Management, Inc.
                                                                                     o RCM Capital Management LLC
                                                                                     o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HIGH YIELD      Seeks high total return through a combination of     o Alliance Capital Management L.P.
                                current income and capital appreciation.             o Pacific Investment Management Company
                                                                                       LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP                 Seeks long-term growth of capital.                   o Alliance Capital Management L.P., through its
INTERNATIONAL EQUITY                                                                   Bernstein Investment Research and Management
                                                                                       Unit
                                                                                     o J.P. Morgan Investment Management Inc.
                                                                                     o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                     Objective                                          Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP          Seeks long-term growth of capital.                 o Alliance Capital Management L.P., through
CORE EQUITY                                                                             its Bernstein Investment Research and
                                                                                        Management Unit
                                                                                      o Janus Capital Management LLC
                                                                                      o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP          Seeks long-term growth of capital.                 o Alliance Capital Management L.P.
GROWTH                                                                                o RCM Capital Management LLC
                                                                                      o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP          Seeks long-term growth of capital.                 o Alliance Capital Management L.P.
VALUE                                                                                 o Institutional Capital Corporation
                                                                                      o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID          Seeks long-term growth of capital.                 o Alliance Capital Management L.P.
CAP GROWTH                                                                            o Franklin Advisers, Inc.
                                                                                      o Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID          Seeks long-term growth of capital.                 o AXA Rosenberg Investment Management LLC
CAP VALUE                                                                             o TCW Investment Management Company
                                                                                      o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY         Seeks long-term growth of capital.                 o Firsthand Capital Management, Inc.
                                                                                      o RCM Capital Management LLC
                                                                                      o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name*                    Objective                                          Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK           Seeks to achieve long-term growth of capital.      o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND             Seeks to provide a high total return.              o Alliance Capital Management L.P.
INCOME
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE           Seeks to achieve high current income consistent    o Alliance Capital Management L.P.
GOVERNMENT SECURITIES              with relative stability of principal.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL          Seeks to achieve long-term growth of capital.      o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE LARGE CAP              Seeks to achieve long-term growth of capital.      o Alliance Capital Management L.P.
GROWTH(1)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE QUALITY BOND           Seeks to achieve high current income consistent    o Alliance Capital Management L.P.
                                   with moderate risk to capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE SMALL CAP              Seeks to achieve long-term growth of capital.      o Alliance Capital Management L.P.
GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/BEAR STEARNS                    Seeks to achieve capital appreciation.             o Bear Stearns Asset Management Inc.
SMALL COMPANY GROWTH(7)
------------------------------------------------------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED VALUE     Seeks capital appreciation.                        o Alliance Capital Management L.P.,
                                                                                        through its Bernstein Investment Research
                                                                                        and Management Unit
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY          Seeks a combination of growth and income to        o Boston Advisors, Inc.
INCOME(4)                          achieve an above-average and consistent total
                                   return.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name*                   Objective                                                 Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY               Seeks long-term capital appreciation.                     o Calvert Asset Management Company, Inc.
RESPONSIBLE                                                                                   and Brown Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH        Seeks long-term growth of capital.                        o Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN               To achieve long-term growth of capital.                   o Capital Guardian Trust Company
INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN               Seeks to achieve long-term growth of capital.             o Capital Guardian Trust Company
RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.          Seeks to achieve long-term growth of capital.             o Capital Guardian Trust Company
EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH            Seeks to maximize current income.                         o Caywood-Scholl Capital Management
YIELD BOND
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX               Seeks a total return before expenses that                 o Alliance Capital Management L.P.
                                  approximates the total return performance of
                                  the S&P 500 Index, including reinvestment of
                                  dividends, at a risk level consistent with
                                  that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA                Seeks long-term capital growth.                           o Evergreen Investment Management
                                                                                              Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                     Seeks long-term growth of capital.                        o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI SMALL/MID CAP VALUE         Seeks long-term capital appreciation.                     o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH           Seeks to achieve capital appreciation.                    o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. MORGAN CORE BOND          Seeks to provide a high total return consistent           o J.P. Morgan Investment Management Inc.
                                  with moderate risk to capital and maintenance
                                  of liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/JP MORGAN VALUE                Long-term capital appreciation.                           o J.P. Morgan Investment Management Inc.
OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH         Seeks long-term growth of capital.                        o Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE         Seeks capital appreciation.                               o Lazard Asset Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND                 Seeks to maximize income and capital appreciation         o Boston Advisors, Inc.
                                  through investment in long-maturity debt
                                  obligations.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND         Capital appreciation and growth of income without         o Lord, Abbett & Co. LLC
INCOME                            excessive fluctuation in market value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP          Capital appreciation and growth of income with            o Lord, Abbett & Co. LLC
CORE                              reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE      Capital appreciation.                                     o Lord, Abbett & Co, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS                  Seeks long-term growth of capital.                        o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE            Seeks capital appreciation and secondarily, income.       o Mercury Advisors
EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY INTERNATIONAL          Seeks capital appreciation.                               o Merrill Lynch Investment Managers
VALUE                                                                                         International Limited
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERGERS AND ACQUISITIONS       Seeks to achieve capital appreciation.                    o GAMCO Investors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH            Seeks to provide long-term capital growth.                o MFS Investment Management
COMPANIES
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name*              Objective                                                      Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST       Seeks long-term growth of capital with secondary               o MFS Investment Management
                             objective to seek reasonable current income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET              Seeks to obtain a high level of current income,                o Alliance Capital Management L.P.
                             preserve its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL         Seeks to achieve capital appreciation.                         o Montag & Caldwell, Inc.
GROWTH(5)
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN         Seeks maximum real return consistent with                      o Pacific Investment Management Company,
                             preservation of real capital and prudent investment              LLC
                             management.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND       Seeks current income with reduced volatility of                o Boston Advisors, Inc.
                             principal.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX       Seeks to replicate as closely as possible (before the          o Alliance Capital Management L. P.
                             deduction of portfolio expenses) the total return of
                             the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY VALUE(8)    Seeks to maximize capital appreciation.                        o GAMCO Investors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/TCW EQUITY(3)             Seeks to achieve long-term capital appreciation.               o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME(6)  Seeks to achieve total return through capital                  o UBS Global Asset Management
                             appreciation with income as a secondary consideration.           (Americas) Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK       Capital growth and income.                                     o Morgan Stanley Investment
                                                                                              Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING       Seeks long-term capital appreciation.                          o Morgan Stanley Investment
MARKETS EQUITY(2)                                                                             Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP        Capital growth.                                                o Morgan Stanley Investment
GROWTH                                                                                        Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO MONTGOMERY    Seeks long-term capital appreciation.                          o Wells Capital Management Inc.
SMALL CAP
------------------------------------------------------------------------------------------------------------------------------------




* This portfolio information reflects the portfolio's name change effective on or about May 9, 2005, subject to regulatory approval. The table below reflects the portfolio name in effect until on or about May 9, 2005. The number in the "FN" column corresponds with the number contained in the chart above.




---------------------------------------------------------
 FN          Portfolio Name until May 9, 2005
---------------------------------------------------------
   (1)      EQ/Alliance Premier Growth
---------------------------------------------------------
   (2)      EQ/Emerging Markets Equity
---------------------------------------------------------
   (3)      EQ/Enterprise Equity
---------------------------------------------------------
   (4)      EQ/Enterprise Equity Income
---------------------------------------------------------
   (5)      EQ/Enterprise Growth
---------------------------------------------------------
   (6)      EQ/Enterprise Growth and Income
---------------------------------------------------------
   (7)      EQ/Enterprise Small Company Growth
---------------------------------------------------------
   (8)      EQ/Enterprise Small Company Value
---------------------------------------------------------



You should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this supplement, you may call one of our customer service representatives at 1-800-789-7771.

(4) THE TRUSTS' ANNUAL EXPENSES AND EXPENSE EXAMPLE

The following table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.


This table shows the fees and expenses for 2004 as an annual percentage of each Portfolio's daily average net assets.



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                Total                   Net Total
                                                                                               Annual      Fee Waiv-     Annual
                                                                               Underlying     Expenses    ers and/or    Expenses
                                           Manage-                             Portfolio      (Before       Expense       After
                                            ment       12b-1     Other         Fees and       Expense     Reimburse-     Expense
 Portfolio Name                            Fees(2)   Fees(3)   Expenses (4)   Expenses(5)   Limitation)    ments(6)    Limitations
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                  0.10%      0.25%      0.29%         0.99%        1.63%         (0.29)%       1.34%
AXA Conservative Allocation                0.10%      0.25%      0.41%         0.75%        1.51%         (0.41)%       1.10%
AXA Conservative-Plus Allocation           0.10%      0.25%      0.30%         0.80%        1.45%         (0.30)%       1.15%
AXA Moderate Allocation                    0.10%      0.25%      0.16%         0.83%        1.34%         (0.16)%       1.18%
AXA Moderate-Plus Allocation               0.10%      0.25%      0.20%         1.02%        1.57%         (0.20)%       1.37%
AXA Premier VIP Aggressive Equity          0.62%      0.25%      0.18%           --         1.05%            --         1.05%
AXA Premier VIP Core Bond                  0.60%      0.25%      0.20%           --         1.05%         (0.10)%       0.95%
AXA Premier VIP Health Care                1.20%      0.25%      0.40%           --         1.85%          0.00%        1.85%
AXA Premier VIP High Yield                 0.58%      0.25%      0.18%           --         1.01%            --         1.01%
AXA Premier VIP International Equity       1.05%      0.25%      0.50%           --         1.80%          0.00%        1.80%
AXA Premier VIP Large Cap Core Equity      0.90%      0.25%      0.32%           --         1.47%         (0.12)%       1.35%
AXA Premier VIP Large Cap Growth           0.90%      0.25%      0.26%           --         1.41%         (0.06)%       1.35%
AXA Premier VIP Large Cap Value            0.90%      0.25%      0.25%           --         1.40%         (0.05)%       1.35%
AXA Premier VIP Small/Mid Cap Growth       1.10%      0.25%      0.25%           --         1.60%          0.00%        1.60%
AXA Premier VIP Small/Mid Cap Value        1.10%      0.25%      0.25%           --         1.60%          0.00%        1.60%
AXA Premier VIP Technology                 1.20%      0.25%      0.40%           --         1.85%          0.00%        1.85%
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                   0.47%      0.25%      0.05%           --         0.77%            --         0.77%
EQ/Alliance Growth and Income              0.56%      0.25%      0.05%           --         0.86%            --         0.86%
EQ/Alliance Intermediate Government
  Securities                               0.50%      0.25%      0.06%           --         0.81%            --         0.81%
EQ/Alliance International                  0.73%      0.25%      0.12%           --         1.10%          0.00%        1.10%
EQ/Alliance Large Cap Growth*              0.90%      0.25%      0.05%           --         1.20%         (0.10)%       1.10%
EQ/Alliance Quality Bond                   0.50%      0.25%      0.06%           --         0.81%            --         0.81%
EQ/Alliance Small Cap Growth               0.75%      0.25%      0.06%           --         1.06%            --         1.06%
EQ/Bear Stearns Small Company Growth*      1.00%      0.25%      0.18%           --         1.43%         (0.13)%       1.30%
EQ/Bernstein Diversified Value             0.63%      0.25%      0.07%           --         0.95%          0.00%        0.95%
EQ/Boston Advisors Equity Income*          0.75%      0.25%      0.21%           --         1.21%         (0.16)%       1.05%
EQ/Calvert Socially Responsible            0.65%      0.25%      0.29%           --         1.19%         (0.14)%       1.05%
EQ/Capital Guardian Growth                 0.65%      0.25%      0.09%           --         0.99%         (0.04)%       0.95%
EQ/Capital Guardian International          0.85%      0.25%      0.17%           --         1.27%         (0.07)%       1.20%
EQ/Capital Guardian Research               0.65%      0.25%      0.05%           --         0.95%          0.00%        0.95%
EQ/Capital Guardian U.S. Equity            0.65%      0.25%      0.05%           --         0.95%          0.00%        0.95%
EQ/Caywood-Scholl High Yield Bond          0.60%      0.25%      0.12%           --         0.97%         (0.12)%       0.85%
EQ/Equity 500 Index                        0.25%      0.25%      0.05%           --         0.55%            --         0.55%
EQ/Evergreen Omega                         0.65%      0.25%      0.11%           --         1.01%         (0.06)%       0.95%
EQ/FI Mid Cap                              0.70%      0.25%      0.06%           --         1.01%         (0.01)%       1.00%
EQ/FI Small/Mid Cap Value                  0.74%      0.25%      0.08%           --         1.07%          0.00%        1.07%
EQ/International Growth                    0.85%      0.25%      0.22%           --         1.32%          0.00%        1.32%
EQ/J.P. Morgan Core Bond                   0.44%      0.25%      0.06%           --         0.75%          0.00%        0.75%
EQ/JP Morgan Value Opportunities           0.60%      0.25%      0.10%           --         0.95%          0.00%        0.95%
EQ/Janus Large Cap Growth                  0.90%      0.25%      0.08%           --         1.23%         (0.08)%       1.15%
EQ/Lazard Small Cap Value                  0.75%      0.25%      0.05%           --         1.05%          0.00%        1.05%
EQ/Long Term Bond                          0.50%      0.25%      0.25%           --         1.00%          0.00%        1.00%
EQ/Lord Abbett Growth and Income           0.65%      0.25%      0.19%           --         1.09%         (0.09)%       1.00%
EQ/Lord Abbett Large Cap Core              0.65%      0.25%      0.19%           --         1.09%         (0.09)%       1.00%
EQ/Lord Abbett Mid Cap Value               0.70%      0.25%      0.19%           --         1.14%         (0.09)%       1.05%
EQ/Marsico Focus                           0.88%      0.25%      0.06%           --         1.19%         (0.04)%       1.15%
EQ/Mercury Basic Value Equity              0.58%      0.25%      0.05%           --         0.88%          0.00%        0.88%
EQ/Mercury International Value             0.85%      0.25%      0.15%           --         1.25%          0.00%        1.25%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                Total                   Net Total
                                                                                               Annual      Fee Waiv-     Annual
                                                                               Underlying     Expenses    ers and/or    Expenses
                                           Manage-                             Portfolio      (Before       Expense       After
                                            ment       12b-1       Other        Fees and      Expense     Reimburse-     Expense
 Portfolio Name                            Fees(2)   Fees(3)   Expenses (4)   Expenses(5)   Limitation)    ments(6)    Limitations
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mergers and Acquisitions                 0.90%      0.25%     1.21%             --          2.36%         (0.91)%      1.45%
EQ/MFS Emerging Growth Companies            0.65%      0.25%     0.06%             --          0.96%            --        0.96%
EQ/MFS Investors Trust                      0.60%      0.25%     0.10%             --          0.95%          0.00%       0.95%
EQ/Money Market                             0.34%      0.25%     0.05%             --          0.64%            --        0.64%
EQ/Montag & Caldwell Growth*                0.75%      0.25%     0.12%             --          1.12%          0.00%       1.12%
EQ/PIMCO Real Return                        0.55%      0.25%     0.20%             --          1.00%         (0.35)%      0.65%
EQ/Short Duration Bond                      0.45%      0.25%     0.52%             --          1.22%         (0.57)%      0.65%
EQ/Small Company Index                      0.25%      0.25%     0.13%             --          0.63%          0.00%       0.63%
EQ/Small Company Value*                     0.80%      0.25%     0.12%             --          1.17%          0.00%       1.17%
EQ/TCW Equity*                              0.80%      0.25%     0.12%             --          1.17%         (0.02)%      1.15%
EQ/UBS Growth and Income*                   0.75%      0.25%     0.16%             --          1.16%         (0.11)%      1.05%
EQ/Van Kampen Comstock                      0.65%      0.25%     0.19%             --          1.09%         (0.09)%      1.00%
EQ/Van Kampen Emerging Markets Equity*      1.15%      0.25%     0.40%             --          1.80%          0.00%       1.80%
EQ/Van Kampen Mid Cap Growth                0.70%      0.25%     0.19%             --          1.14%         (0.09)%      1.05%
EQ/Wells Fargo Montgomery Small Cap         0.85%      0.25%     6.51%             --          7.61%         (6.33)%      1.28%
------------------------------------------------------------------------------------------------------------------------------------



* This is the option's new name, effective on or about May 9, 2005, subject to regulatory approval. Please see "Portfolios of the Trusts" earlier in this supplement for the option's former name.

------------------------------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2004 (expenses that are deducted     Lowest     Highest
from Portfolio assets including management fees, 12b-1 fees, service fees, and/or  ------     -------
other expenses)(1)                                                                  0.55%      7.61%




(1) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2004 and for the underlying portfolios.

(2) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's Shareholders. See Footnote (6) for any expense limitation agreement information.

(3) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts.

(4) Other expenses shown are those incurred in 2004. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (6) for any expense limitation agreement information.

(5) The AXA Allocation variable investment options invest in corresponding portfolios of the AXA Premier VIP Trust. Each AXA Allocation portfolio in turn invests in shares of other portfolios of the EQ Advisors Trust and AXA Premier VIP Trust ("the underlying portfolios"). Amounts shown reflect each AXA Allocation portfolios's pro rata share of the fees and expenses of the various underlying portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of 12/31/04. A "--" indicates that the listed portfolio does not invest in underlying portfolios, i.e., it is not an allocation portfolio.

(6) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2006. Under these agreements AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the Portfolio's current annual oper ating expenses do not exceed the operating expense limit determined for such Portfolio. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of EQ Advisors Trust and AXA Premier VIP Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrange ments plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:



     ----------------------------------------------------------------------
     Portfolio Name
     ----------------------------------------------------------------------
     AXA Moderate Allocation                                          1.17%
     ----------------------------------------------------------------------
     AXA Premier VIP Aggressive Equity                                0.93%
     ----------------------------------------------------------------------
     AXA Premier VIP Health Care                                      1.81%
     ----------------------------------------------------------------------
     AXA Premier VIP International Equity                             1.75%
     ----------------------------------------------------------------------
     AXA Premier VIP Large Cap Core Equity                            1.32%
     ----------------------------------------------------------------------
     AXA Premier VIP Large Cap Growth                                 1.30%
     ----------------------------------------------------------------------
     AXA Premier VIP Large Cap Value                                  1.21%
     ----------------------------------------------------------------------
     AXA Premier VIP Small/Mid Cap Growth                             1.50%
     ----------------------------------------------------------------------
     AXA Premier VIP Small/Mid Cap Value                              1.54%
     ----------------------------------------------------------------------
     AXA Premier VIP Technology                                       1.75%
     ----------------------------------------------------------------------
     EQ/Alliance Common Stock                                         0.68%
     ----------------------------------------------------------------------
     EQ/Alliance Growth and Income                                    0.80%
     ----------------------------------------------------------------------
     EQ/Alliance International                                        1.08%
     ----------------------------------------------------------------------
     EQ/Alliance Large Cap Growth                                     1.04%
     ----------------------------------------------------------------------
     EQ/Alliance Small Cap Growth                                     0.98%
     ----------------------------------------------------------------------
     EQ/Calvert Socially Responsible                                  1.00%
     ----------------------------------------------------------------------
     EQ/Capital Guardian Growth                                       0.67%
     ----------------------------------------------------------------------
     EQ/Capital Guardian International                                1.17%
     ----------------------------------------------------------------------
     EQ/Capital Guardian Research                                     0.90%
     ----------------------------------------------------------------------
     EQ/Capital Guardian U.S. Equity                                  0.93%
     ----------------------------------------------------------------------
     EQ/Evergreen Omega                                               0.57%
     ----------------------------------------------------------------------
     EQ/FI Mid Cap                                                    0.96%
     ----------------------------------------------------------------------
     EQ/FI Small/Mid Cap Value                                        1.05%
     ----------------------------------------------------------------------

     ----------------------------------------------------------------------
     Portfolio Name
     ----------------------------------------------------------------------
     EQ/JP Morgan Value Opportunities                                 0.76%
     ----------------------------------------------------------------------
     EQ/Lazard Small Cap Value                                        0.86%
     ----------------------------------------------------------------------
     EQ/Marsico Focus                                                 1.12%
     ----------------------------------------------------------------------
     EQ/Mercury Basic Value Equity                                    0.86%
     ----------------------------------------------------------------------
     EQ/Mercury International Value                                   1.18%
     ----------------------------------------------------------------------
     EQ/MFS Emerging Growth Companies                                 0.91%
     ----------------------------------------------------------------------
     EQ/MFS Investors Trust                                           0.91%
     ----------------------------------------------------------------------
     EQ/Small Company Value                                           1.16%
     ----------------------------------------------------------------------
     EQ/TCW Equity                                                    1.14%
     ----------------------------------------------------------------------
     EQ/Van Kampen Emerging Markets Equity                            1.75%
     ----------------------------------------------------------------------
     EQ/Wells Fargo Montgomery Small Cap                              1.26%
     ----------------------------------------------------------------------


EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses.


The example below shows the expenses that a hypothetical contract owner (who has elected the Guaranteed Minimum Income Benefit with the enhanced death benefit that provides for the greater of the 6% Roll-up or the Annual Ratchet to age 85 and Protection Plus(SM)) would pay in the situations illustrated. The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $1.70 per $10,000. Some of these features may not be available or may be different under your contract. Some of these charges may not be applicable under your contract.


The fixed maturity options, guaranteed interest option and the account for special dollar cost averaging are not covered by the fee table and examples. However, the annual administrative charge, the charge if you elect a Variable Immediate Annuity payout option, the charge for any optional benefits and the withdrawal charge do apply to the fixed maturity options, guaranteed interest option and the account for special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option. Some of these investment options and charges may not be applicable under your contract.


The example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------------------------------------------------------
                                                                              If you surrender your contract at the end
                                                                                     of the applicable time period
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Name                                                          1 year           3 years          5 years         10 years
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                            $   1,212.65     $   2,052.72     $   2,425.90     $   4,443.89
AXA Conservative Allocation                                          $   1,200.05     $   2,016.00     $   2,363.21     $   4,336.31
AXA Conservative-Plus Allocation                                     $   1,193.75     $   1,997.60     $   2,331.74     $   4,282.02
AXA Moderate Allocation                                              $   1,181.99     $   1,963.19     $   2,272.78     $   4,179.75
AXA Moderate-Plus Allocation                                         $   1,206.35     $   2,034.37     $   2,394.60     $   4,390.27
AXA Premier VIP Aggressive Equity                                    $   1,151.75     $   1,874.33     $   2,119.84     $   3,911.23
AXA Premier VIP Core Bond                                            $   1,151.75     $   1,874.33     $   2,119.84     $   3,911.23
AXA Premier VIP Health Care                                          $   1,235.75     $   2,119.81     $   2,539.98     $   4,637.64
AXA Premier VIP High Yield                                           $   1,147.55     $   1,861.95     $   2,098.45     $   3,873.29
AXA Premier VIP International Equity                                 $   1,230.50     $   2,104.59     $   2,514.15     $   4,594.00
AXA Premier VIP Large Cap Core Equity                                $   1,195.85     $   2,003.73     $   2,342.24     $   4,300.15
AXA Premier VIP Large Cap Growth                                     $   1,189.55     $   1,985.32     $   2,310.72     $   4,245.63
AXA Premier VIP Large Cap Value                                      $   1,188.50     $   1,982.25     $   2,305.46     $   4,236.51
AXA Premier VIP Small/Mid Cap Growth                                 $   1,209.50     $   2,043.55     $   2,410.26     $   4,417.12
AXA Premier VIP Small/Mid Cap Value                                  $   1,209.50     $   2,043.55     $   2,410.26     $   4,417.12
AXA Premier VIP Technology                                           $   1,235.75     $   2,119.81     $   2,539.98     $   4,637.64
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                                             $   1,122.35     $   1,787.42     $   1,969.31     $   3,642.37
EQ/Alliance Growth and Income                                        $   1,131.80     $   1,815.41     $   2,017.90     $   3,729.64
EQ/Alliance Intermediate Government Securities                       $   1,126.55     $   1,799.87     $   1,990.93     $   3,681.25
EQ/Alliance International                                            $   1,157.00     $   1,889.80     $   2,146.53     $   3,958.42
EQ/Alliance Large Cap Growth*                                        $   1,167.50     $   1,920.68     $   2,199.74     $   4,052.08
EQ/Alliance Quality Bond                                             $   1,126.55     $   1,799.87     $   1,990.93     $   3,681.25
EQ/Alliance Small Cap Growth                                         $   1,152.80     $   1,877.43     $   2,125.19     $   3,920.69
EQ/Bear Stearns Small Company Growth*                                $   1,191.65     $   1,991.46     $   2,321.23     $   4,263.84
EQ/Bernstein Diversified Value                                       $   1,141.25     $   1,843.35     $   2,066.29     $   3,816.10
EQ/Boston Advisors Equity Income*                                    $   1,168.55     $   1,923.76     $   2,205.05     $   4,061.40
EQ/Calvert Socially Responsible                                      $   1,166.45     $   1,917.59     $   2,194.43     $   4,042.76
EQ/Capital Guardian Growth                                           $   1,145.45     $   1,855.75     $   2,087.74     $   3,854.27
EQ/Capital Guardian International                                    $   1,174.85     $   1,942.26     $   2,236.84     $   4,117.07
EQ/Capital Guardian Research                                         $   1,141.25     $   1,843.35     $   2,066.29     $   3,816.10
EQ/Capital Guardian U.S. Equity                                      $   1,141.25     $   1,843.35     $   2,066.29     $   3,816.10
EQ/Caywood-Scholl High Yield Bond                                    $   1,143.35     $   1,849.55     $   2,077.02     $   3,835.20
EQ/Equity 500 Index                                                  $   1,099.25     $   1,718.76     $   1,849.76     $   3,425.60
EQ/Evergreen Omega                                                   $   1,147.55     $   1,861.95     $   2,098.45     $   3,873.29
EQ/FI Mid Cap                                                        $   1,147.55     $   1,861.95     $   2,098.45     $   3,873.29
EQ/FI Small/Mid Cap Value                                            $   1,153.85     $   1,880.52     $   2,130.53     $   3,930.14
EQ/International Growth                                              $   1,180.10     $   1,957.65     $   2,263.28     $   4,163.20
EQ/J.P. Morgan Core Bond                                             $   1,120.25     $   1,781.19     $   1,958.49     $   3,622.86
EQ/JP Morgan Value Opportunities                                     $   1,141.25     $   1,843.35     $   2,066.29     $   3,816.10
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                         If you annuitize at the end of the applicable time period
------------------------------------------------------------------------------------------------------------------------------------
                                                                        1 year           3 years          5 years         10 years
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                            $     773.15     $   1,633.25     $   2,512.10     $   4,793.89
AXA Conservative Allocation                                          $     760.55     $   1,596.61     $   2,453.01     $   4,686.31
AXA Conservative-Plus Allocation                                     $     754.25     $   1,578.25     $   2,423.35     $   4,632.02
AXA Moderate Allocation                                              $     742.49     $   1,543.91     $   2,367.77     $   4,529.75
AXA Moderate-Plus Allocation                                         $     766.85     $   1,614.94     $   2,482.59     $   4,740.27
AXA Premier VIP Aggressive Equity                                    $     712.25     $   1,455.25     $   2,223.61     $   4,261.23
AXA Premier VIP Core Bond                                            $     712.25     $   1,455.25     $   2,223.61     $   4,261.23
AXA Premier VIP Health Care                                          $     796.25     $   1,700.20     $   2,619.62     $   4,987.64
AXA Premier VIP High Yield                                           $     708.05     $   1,442.89     $   2,203.44     $   4,223.29
AXA Premier VIP International Equity                                 $     791.00     $   1,685.01     $   2,595.27     $   4,944.00
AXA Premier VIP Large Cap Core Equity                                $     756.35     $   1,584.37     $   2,433.25     $   4,650.15
AXA Premier VIP Large Cap Growth                                     $     750.05     $   1,566.00     $   2,403.53     $   4,595.63
AXA Premier VIP Large Cap Value                                      $     749.00     $   1,562.93     $   2,398.57     $   4,586.51
AXA Premier VIP Small/Mid Cap Growth                                 $     770.00     $   1,624.10     $   2,497.36     $   4,767.12
AXA Premier VIP Small/Mid Cap Value                                  $     770.00     $   1,624.10     $   2,497.36     $   4,767.12
AXA Premier VIP Technology                                           $     796.25     $   1,700.20     $   2,619.62     $   4,987.64
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                                             $     682.85     $   1,368.52     $   2,081.70     $   3,992.37
EQ/Alliance Growth and Income                                        $     692.30     $   1,396.45     $   2,127.50     $   4,079.64
EQ/Alliance Intermediate Government Securities                       $     687.05     $   1,380.94     $   2,102.08     $   4,031.25
EQ/Alliance International                                            $     717.50     $   1,470.68     $   2,248.77     $   4,308.42
EQ/Alliance Large Cap Growth*                                        $     728.00     $   1,501.50     $   2,298.92     $   4,402.08
EQ/Alliance Quality Bond                                             $     687.05     $   1,380.94     $   2,102.08     $   4,031.25
EQ/Alliance Small Cap Growth                                         $     713.30     $   1,458.33     $   2,228.64     $   4,270.69
EQ/Bear Stearns Small Company Growth*                                $     752.15     $   1,572.12     $   2,413.45     $   4,613.84
EQ/Bernstein Diversified Value                                       $     701.75     $   1,424.33     $   2,173.12     $   4,166.10
EQ/Boston Advisors Equity Income*                                    $     729.05     $   1,504.57     $   2,303.92     $   4,411.40
EQ/Calvert Socially Responsible                                      $     726.95     $   1,498.42     $   2,293.91     $   4,392.76
EQ/Capital Guardian Growth                                           $     705.95     $   1,436.71     $   2,193.34     $   4,204.27
EQ/Capital Guardian International                                    $     735.35     $   1,523.03     $   2,333.90     $   4,467.07
EQ/Capital Guardian Research                                         $     701.75     $   1,424.33     $   2,173.12     $   4,166.10
EQ/Capital Guardian U.S. Equity                                      $     701.75     $   1,424.33     $   2,173.12     $   4,166.10
EQ/Caywood-Scholl High Yield Bond                                    $     703.85     $   1,430.52     $   2,183.24     $   4,185.20
EQ/Equity 500 Index                                                  $     659.75     $   1,300.01     $   1,968.98     $   3,775.60
EQ/Evergreen Omega                                                   $     708.05     $   1,442.89     $   2,203.44     $   4,223.29
EQ/FI Mid Cap                                                        $     708.05     $   1,442.89     $   2,203.44     $   4,223.29
EQ/FI Small/Mid Cap Value                                            $     714.35     $   1,461.42     $   2,233.68     $   4,280.14
EQ/International Growth                                              $     740.60     $   1,538.39     $   2,358.82     $   4,513.20
EQ/J.P. Morgan Core Bond                                             $     680.75     $   1,362.30     $   2,071.49     $   3,972.86
EQ/JP Morgan Value Opportunities                                     $     701.75     $   1,424.33     $   2,173.12     $   4,166.10
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                           If you do not surrender your contract at the end
                                                                                      of the applicable time period
------------------------------------------------------------------------------------------------------------------------------------
                                                                        1 year           3 years          5 years         10 years
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                            $     423.15     $   1,283.25     $   2,162.10     $   4,443.89
AXA Conservative Allocation                                          $     410.55     $   1,246.61     $   2,103.01     $   4,336.31
AXA Conservative-Plus Allocation                                     $     404.25     $   1,228.25     $   2,073.35     $   4,282.02
AXA Moderate Allocation                                              $     392.49     $   1,193.91     $   2,017.77     $   4,179.75
AXA Moderate-Plus Allocation                                         $     416.85     $   1,264.94     $   2,132.59     $   4,390.27
AXA Premier VIP Aggressive Equity                                    $     362.25     $   1,105.25     $   1,873.61     $   3,911.23
AXA Premier VIP Core Bond                                            $     362.25     $   1,105.25     $   1,873.61     $   3,911.23
AXA Premier VIP Health Care                                          $     446.25     $   1,350.20     $   2,269.62     $   4,637.64
AXA Premier VIP High Yield                                           $     358.05     $   1,092.89     $   1,853.44     $   3,873.29
AXA Premier VIP International Equity                                 $     441.00     $   1,335.01     $   2,245.27     $   4,594.00
AXA Premier VIP Large Cap Core Equity                                $     406.35     $   1,234.37     $   2,083.25     $   4,300.15
AXA Premier VIP Large Cap Growth                                     $     400.05     $   1,216.00     $   2,053.53     $   4,245.63
AXA Premier VIP Large Cap Value                                      $     399.00     $   1,212.93     $   2,048.57     $   4,236.51
AXA Premier VIP Small/Mid Cap Growth                                 $     420.00     $   1,274.10     $   2,147.36     $   4,417.12
AXA Premier VIP Small/Mid Cap Value                                  $     420.00     $   1,274.10     $   2,147.36     $   4,417.12
AXA Premier VIP Technology                                           $     446.25     $   1,350.20     $   2,269.62     $   4,637.64
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                                             $     332.85     $   1,018.52     $   1,731.70     $   3,642.37
EQ/Alliance Growth and Income                                        $     342.30     $   1,046.45     $   1,777.50     $   3,729.64
EQ/Alliance Intermediate Government Securities                       $     337.05     $   1,030.94     $   1,752.08     $   3,681.25
EQ/Alliance International                                            $     367.50     $   1,120.68     $   1,898.77     $   3,958.42
EQ/Alliance Large Cap Growth*                                        $     378.00     $   1,151.50     $   1,948.92     $   4,052.08
EQ/Alliance Quality Bond                                             $     337.05     $   1,030.94     $   1,752.08     $   3,681.25
EQ/Alliance Small Cap Growth                                         $     363.30     $   1,108.33     $   1,878.64     $   3,920.69
EQ/Bear Stearns Small Company Growth*                                $     402.15     $   1,222.12     $   2,063.45     $   4,263.84
EQ/Bernstein Diversified Value                                       $     351.75     $   1,074.33     $   1,823.12     $   3,816.10
EQ/Boston Advisors Equity Income*                                    $     379.05     $   1,154.57     $   1,953.92     $   4,061.40
EQ/Calvert Socially Responsible                                      $     376.95     $   1,148.42     $   1,943.91     $   4,042.76
EQ/Capital Guardian Growth                                           $     355.95     $   1,086.71     $   1,843.34     $   3,854.27
EQ/Capital Guardian International                                    $     385.35     $   1,173.03     $   1,983.90     $   4,117.07
EQ/Capital Guardian Research                                         $     351.75     $   1,074.33     $   1,823.12     $   3,816.10
EQ/Capital Guardian U.S. Equity                                      $     351.75     $   1,074.33     $   1,823.12     $   3,816.10
EQ/Caywood-Scholl High Yield Bond                                    $     353.85     $   1,080.52     $   1,833.24     $   3,835.20
EQ/Equity 500 Index                                                  $     309.75     $     950.01     $   1,618.98     $   3,425.60
EQ/Evergreen Omega                                                   $     358.05     $   1,092.89     $   1,853.44     $   3,873.29
EQ/FI Mid Cap                                                        $     358.05     $   1,092.89     $   1,853.44     $   3,873.29
EQ/FI Small/Mid Cap Value                                            $     364.35     $   1,111.42     $   1,883.68     $   3,930.14
EQ/International Growth                                              $     390.60     $   1,188.39     $   2,008.82     $   4,163.20
EQ/J.P. Morgan Core Bond                                             $     330.75     $   1,012.30     $   1,721.49     $   3,622.86
EQ/JP Morgan Value Opportunities                                     $     351.75     $   1,074.33     $   1,823.12     $   3,816.10
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                              If you surrender your contract at the end
                                                                                     of the applicable time period
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Name                                                          1 year           3 years          5 years         10 years
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth                                            $   1,170.65     $   1,929.93     $   2,215.65     $   4,079.99
EQ/Lazard Small Cap Value                                            $   1,151.75     $   1,874.33     $   2,119.84     $   3,911.23
EQ/Long Term Bond                                                    $   1,146.50     $   1,858.85     $   2,093.10     $   3,863.79
EQ/Lord Abbett Growth and Income                                     $   1,155.95     $   1,886.71     $   2,141.20     $   3,949.00
EQ/Lord Abbett Large Cap Core                                        $   1,155.95     $   1,886.71     $   2,141.20     $   3,949.00
EQ/Lord Abbett Mid Cap Value                                         $   1,161.20     $   1,902.16     $   2,167.84     $   3,996.00
EQ/Marsico Focus                                                     $   1,166.45     $   1,917.59     $   2,194.43     $   4,042.76
EQ/Mercury Basic Value Equity                                        $   1,133.90     $   1,821.62     $   2,028.67     $   3,748.92
EQ/Mercury International Value                                       $   1,172.75     $   1,936.10     $   2,226.25     $   4,098.55
EQ/Mergers and Acquisitions                                          $   1,289.30     $   2,274.10     $   2,800.25     $   5,069.90
EQ/MFS Emerging Growth Companies                                     $   1,142.30     $   1,846.45     $   2,071.66     $   3,825.66
EQ/MFS Investors Trust                                               $   1,141.25     $   1,843.35     $   2,066.29     $   3,816.10
EQ/Money Market                                                      $   1,108.70     $   1,746.89     $   1,898.80     $   3,514.87
EQ/Montag & Caldwell Growth*                                         $   1,159.10     $   1,895.98     $   2,157.19     $   3,977.23
EQ/PIMCO Real Return                                                 $   1,146.50     $   1,858.85     $   2,093.10     $   3,863.79
EQ/Short Duration Bond                                               $   1,169.60     $   1,926.85     $   2,210.35     $   4,070.70
EQ/Small Company Index                                               $   1,107.65     $   1,743.76     $   1,893.36     $   3,504.99
EQ/Small Company Value*                                              $   1,164.35     $   1,911.42     $   2,183.80     $   4,024.09
EQ/TCW Equity*                                                       $   1,164.35     $   1,911.42     $   2,183.80     $   4,024.09
EQ/UBS Growth and Income*                                            $   1,163.30     $   1,908.33     $   2,178.48     $   4,014.74
EQ/Van Kampen Comstock                                               $   1,155.95     $   1,886.71     $   2,141.20     $   3,949.00
EQ/Van Kampen Emerging Markets Equity*                               $   1,230.50     $   2,104.59     $   2,514.15     $   4,594.00
EQ/Van Kampen Mid Cap Growth                                         $   1,161.20     $   1,902.16     $   2,167.84     $   3,996.00
EQ/Wells Fargo Montgomery Small Cap                                  $   1,840.55     $   3,765.44     $   5,160.24     $   8,364.52
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                         If you annuitize at the end of the applicable time period
------------------------------------------------------------------------------------------------------------------------------------
                                                                        1 year           3 years          5 years         10 years
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth                                            $     731.15     $   1,510.73     $   2,313.92     $   4,429.99
EQ/Lazard Small Cap Value                                            $     712.25     $   1,455.25     $   2,223.61     $   4,261.23
EQ/Long Term Bond                                                    $     707.00     $   1,439.80     $   2,198.39     $   4,213.79
EQ/Lord Abbett Growth and Income                                     $     716.45     $   1,467.59     $   2,243.74     $   4,299.00
EQ/Lord Abbett Large Cap Core                                        $     716.45     $   1,467.59     $   2,243.74     $   4,299.00
EQ/Lord Abbett Mid Cap Value                                         $     721.70     $   1,483.01     $   2,268.85     $   4,346.00
EQ/Marsico Focus                                                     $     726.95     $   1,498.42     $   2,293.91     $   4,392.76
EQ/Mercury Basic Value Equity                                        $     694.40     $   1,402.65     $   2,137.65     $   4,098.92
EQ/Mercury International Value                                       $     733.25     $   1,516.88     $   2,323.92     $   4,448.55
EQ/Mergers and Acquisitions                                          $     849.80     $   1,854.16     $   2,864.89     $   5,419.90
EQ/MFS Emerging Growth Companies                                     $     702.80     $   1,427.43     $   2,178.18     $   4,175.66
EQ/MFS Investors Trust                                               $     701.75     $   1,424.33     $   2,173.12     $   4,166.10
EQ/Money Market                                                      $     669.20     $   1,328.07     $   2,015.22     $   3,864.87
EQ/Montag & Caldwell Growth*                                         $     719.60     $   1,476.85     $   2,258.81     $   4,327.23
EQ/PIMCO Real Return                                                 $     707.00     $   1,439.80     $   2,198.39     $   4,213.79
EQ/Short Duration Bond                                               $     730.10     $   1,507.65     $   2,308.93     $   4,420.70
EQ/Small Company Index                                               $     668.15     $   1,324.96     $   2,010.09     $   3,854.99
EQ/Small Company Value*                                              $     724.85     $   1,492.26     $   2,283.90     $   4,374.09
EQ/TCW Equity*                                                       $     724.85     $   1,492.26     $   2,283.90     $   4,374.09
EQ/UBS Growth and Income*                                            $     723.80     $   1,489.18     $   2,278.89     $   4,364.74
EQ/Van Kampen Comstock                                               $     716.45     $   1,467.59     $   2,243.74     $   4,299.00
EQ/Van Kampen Emerging Markets Equity*                               $     791.00     $   1,685.01     $   2,595.27     $   4,944.00
EQ/Van Kampen Mid Cap Growth                                         $     721.70     $   1,483.01     $   2,268.85     $   4,346.00
EQ/Wells Fargo Montgomery Small Cap                                  $   1,401.05     $   3,342.17     $   5,086.82     $   8,714.52
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                           If you do not surrender your contract at the end
                                                                                      of the applicable time period
------------------------------------------------------------------------------------------------------------------------------------
                                                                        1 year           3 years          5 years         10 years
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth                                            $     381.15     $   1,160.73     $   1,963.92     $   4,079.99
EQ/Lazard Small Cap Value                                            $     362.25     $   1,105.25     $   1,873.61     $   3,911.23
EQ/Long Term Bond                                                    $     357.00     $   1,089.80     $   1,848.39     $   3,863.79
EQ/Lord Abbett Growth and Income                                     $     366.45     $   1,117.59     $   1,893.74     $   3,949.00
EQ/Lord Abbett Large Cap Core                                        $     366.45     $   1,117.59     $   1,893.74     $   3,949.00
EQ/Lord Abbett Mid Cap Value                                         $     371.70     $   1,133.01     $   1,918.85     $   3,996.00
EQ/Marsico Focus                                                     $     376.95     $   1,148.42     $   1,943.91     $   4,042.76
EQ/Mercury Basic Value Equity                                        $     344.40     $   1,052.65     $   1,787.65     $   3,748.92
EQ/Mercury International Value                                       $     383.25     $   1,166.88     $   1,973.92     $   4,098.55
EQ/Mergers and Acquisitions                                          $     499.80     $   1,504.16     $   2,514.89     $   5,069.90
EQ/MFS Emerging Growth Companies                                     $     352.80     $   1,077.43     $   1,828.18     $   3,825.66
EQ/MFS Investors Trust                                               $     351.75     $   1,074.33     $   1,823.12     $   3,816.10
EQ/Money Market                                                      $     319.20     $     978.07     $   1,665.22     $   3,514.87
EQ/Montag & Caldwell Growth*                                         $     369.60     $   1,126.85     $   1,908.81     $   3,977.23
EQ/PIMCO Real Return                                                 $     357.00     $   1,089.80     $   1,848.39     $   3,863.79
EQ/Short Duration Bond                                               $     380.10     $   1,157.65     $   1,958.93     $   4,070.70
EQ/Small Company Index                                               $     318.15     $     974.96     $   1,660.09     $   3,504.99
EQ/Small Company Value*                                              $     374.85     $   1,142.26     $   1,933.90     $   4,024.09
EQ/TCW Equity*                                                       $     374.85     $   1,142.26     $   1,933.90     $   4,024.09
EQ/UBS Growth and Income*                                            $     373.80     $   1,139.18     $   1,928.89     $   4,014.74
EQ/Van Kampen Comstock                                               $     366.45     $   1,117.59     $   1,893.74     $   3,949.00
EQ/Van Kampen Emerging Markets Equity*                               $     441.00     $   1,335.01     $   2,245.27     $   4,594.00
EQ/Van Kampen Mid Cap Growth                                         $     371.70     $   1,133.01     $   1,918.85     $   3,996.00
EQ/Wells Fargo Montgomery Small Cap                                  $   1,051.05     $   2,992.17     $   4,736.82     $   8,364.52
------------------------------------------------------------------------------------------------------------------------------------



* This is the option's new name, effective on or about May 9, 2005, subject to regulatory approval. Please see "Portfolios of the Trusts" earlier in this Supplement for the option's former name.

(5) IMPORTANT INFORMATION ABOUT YOUR GUARANTEED BENEFITS

For purposes of calculating any applicable guaranteed minimum death benefit or guaranteed minimum income benefit (if elected) that rolls-up at a specified rate, the EQ/PIMCO Real Return and the EQ/Short Duration Bond join EQ/Money Market, EQ/Alliance Intermediate Government Securities, and the Fixed Maturity Options (FMOs) as investment options for which the benefit base rolls up at 3%. In some early Accumulator(R) Series, this group of funds rolls up at 4% and certain additional variable investment options roll up at 3%. All other investment options continue to roll up at 5% or, as provided by your Accumulator(R) Series contract 6% (4% roll up for "Greater of" Guaranteed minimum death benefit elections in the state of Washington.) For more information about these benefits, please see "Contract features and benefits" in your Prospectus or your contract, or consult with your financial professional.


(6) TAX INFORMATION


REQUIRED MINIMUM DISTRIBUTIONS


Certain provisions of Treasury Regulations will require, beginning in 2006, that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. This could increase the amount required to be distributed from these contracts if you take annual withdrawals instead of annuitizing.


(7) UPDATED INFORMATION ON AXA EQUITABLE

We are AXA Equitable Life Insurance Company ("AXA Equitable") (previously, "The Equitable Life Assurance Society of the United States"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is a subsidiary of AXA Financial, Inc. AXA, a French holding company for an international group of insurance and related financial services companies, is the sole shareholder of AXA Financial, Inc. As the sole shareholder, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contract.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $598 billion in assets as of December 31, 2004. For over 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.


(8) DISRUPTIVE TRANSFER ACTIVITY

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed for programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy and contract owners.

The AXA Premier VIP Trust and EQ Advisors Trust (the "affiliated trusts") have adopted policies and procedures designed to discourage disruptive transfers by contract owners investing in the portfolios of the affiliated trusts. The affiliated trusts discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. As a general matter, the affiliated trusts reserve the right to refuse or limit any purchase or exchange order by a particular investor (or group of related investors) if the transaction is deemed harmful to the portfolio's other investors or would disrupt the management of the portfolio. The affiliated trusts monitor aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. When a contract owner is identified as having engaged in a potentially disruptive transfer for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or the affiliated trusts may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

We may also offer investment options with underlying portfolios that are not part of the AXA Premier VIP Trust or EQ Advisors Trust (the "unaffiliated trusts"). Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity, which may be different than those applied by the affiliated trusts. In most cases, the unaffiliated trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectus for the underlying trust for information regarding the policies and procedures, if any, employed by that trust and any associated risks of investing in that trust. If an unaffiliated trust advises us that there may be disruptive transfer activity from our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. If the underlying trust determines that the trading activity of a particular contract owner is disruptive, we will take action to limit the disruptive trading activity of that contract owner as described above.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. Our ability to monitor potentially disruptive transfer activity is limited in particular with respect to certain group contracts. Group annuity contracts may be owned by retirement plans on whose behalf we provide transfer instructions on an omnibus (aggregate) basis, which may mask the disruptive transfer activity of individual plan participants, and/or interfere with our ability to restrict communication services. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners/ participants may be treated differently than others, resulting in the risk that some contract owners/participants may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential affects of frequent transfer activity are discussed above.


(9) WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS


We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgment of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgment of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have it signature guaranteed, until we receive the signed Acknowledgment of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of our customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, additional contributions may be transmitted by wire.


(10) CERTAIN INFORMATION ABOUT OUR BUSINESS DAY


Our business day, generally, is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions. Our business day generally ends at 4:00 p.m. Eastern Time for purposes of determining the date when contributions are applied and any other transaction requests are processed. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information.

If we have entered into an agreement with your broker-dealer for automated processing of contributions upon receipt of customer order, your contribution will be considered received at the time your broker-dealer receives your contribution and all information needed to process your application, along with any required documents, and transmits your order to us in accordance with our processing procedures. Such arrangements may apply to initial contributions, subsequent contributions, or both, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4 p.m., Eastern Time.

For more information, including additional instances when a different date may apply to your contributions, please see "More Information" in your prospectus.


(11) LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account Nos. 45 and 49, respectively, nor would any of these proceedings be likely to have a material adverse effect upon either Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

(12) DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account Nos. 45 and 49, respectively. The offering of the contracts is intended to be continuous.

AXA Advisors (the successor to EQ Financial Consultants, Inc.), an affiliate of AXA Equitable, and AXA Distributors, an indirect wholly owned subsidiary of AXA Equitable, are registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD"). Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. Both broker-dealers also act as distributors for other AXA Equitable annuity products. AXA Distributors is a successor by merger to all of the functions, rights and obligations of Equitable Distributors, Inc. ("EDI"). Like AXA Distributors, EDI was owned by Equitable Holdings, LLC.

The contracts are sold by financial professionals of AXA Advisors and its affiliates and by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers"). Affiliated broker-dealers include MONY Securities Corporation ("MSC")* and Advest, Inc. The Distributors, MSC and Advest are all under the common control of AXA Financial, Inc.

AXA Equitable pays sales compensation to both Distributors. In general, broker-dealers receiving sales compensation will pay all or a portion of it to its individual financial representatives (or to its Selling broker-dealers) as commissions related to the sale of contracts.

Sales compensation paid to AXA Advisors will generally not exceed 8.5% of the total contributions made under the contracts. AXA Advisors, in turn, may pay its financial professionals (or Selling broker-dealers) either a portion of the contribution-based compensation or a reduced portion of the contribution-based compensation in combination with ongoing annual compensation ("asset-based compensation") up to 1.20% of the account value of the contract sold, based on the financial professional's choice. Contribution-based compensation, when combined with asset-based compensation, could exceed 8.5% of the total contributions made under the contracts.

Sales compensation paid to AXA Distributors will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, at the direction of a Selling broker-dealer, may elect to receive reduced contribution-based compensation in combination with asset-based compensation of up to 1.25% of the account value of all or a portion of the contracts sold through the broker-dealer. Contribution-based compensation, when combined with asset-based compensation, could exceed 7.50% of the total contributions made under the contracts. The sales compensation we pay varies among broker-dealers. AXA Distributors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.


----------

* On or about June 6, 2005, MSC financial professionals are expected to become financial professionals of AXA Advisors. From that date forward, former MSC financial professionals will be compensated by AXA Advisors, and the Distributors will replace MSC as the principal underwriters of its affiliated produc

The Distributors may also pay certain affiliated and/or unaffiliated broker-dealers and other financial intermediaries additional compensation for certain services in recognition of certain expenses that may be incurred by them or on their behalf (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or Accumulator(R) products on a company product list; sales personnel training; due diligence and related costs; marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a broker-dealer. We may also make fixed payments to broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of our products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of our products, we may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). These types of payments are made out of the Distributors' assets. Not all Selling broker-dealers receive additional compensation. For more information about any such arrangements, ask your financial professional.

The Distributors will receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. In connection with portfolios offered through unaffiliated insurance trusts, the Distributors may also receive other payments from the portfolio advisers and/or their affiliates for administrative costs, as well as payments for sales meetings and/or seminar sponsorships.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." Other forms of compensation financial professionals may receive include health and retirement benefits. In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of our products. However, under applicable rules of the NASD, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products may qualify, under sales incentive programs, to receive non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in our products, any compensation paid will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable NASD rules and other laws and regulations.


(13) CONDENSED FINANCIAL INFORMATION

The following table sets forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after December 31, 2004. The table shows unit values based on the lowest and highest charges that would apply to any contract or investment option to which this supplement relates, including the lowest and highest charges that would apply to the underlying portfolios. Therefore, if your contract has different charges or features than those assumed, your unit values will be different than those shown. Please refer to the SAI for a complete presentation of the unit values and units outstanding. The table also shows the total number of units outstanding for all contracts to which this supplement relates.

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 45 with the same daily asset charges of 1.15%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



----------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
                                                            ----------------------------------------------
                                                                2004        2003        2002        2001
----------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation--Class B
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.64          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          64          --          --          --
----------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation--Class B
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.31          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          98          --          --          --
----------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation--Class B
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.41          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          54          --          --          --
----------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation--Class A
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 48.21     $ 44.75     $ 37.91     $ 43.83
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         778         909       1,013         387
----------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation--Class B
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 45.97     $ 42.78     $ 36.32     $ 42.10
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,106       1,263       1,386         736
----------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity--Class A
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 57.16     $ 51.45     $ 37.75     $ 53.56
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         320         387         453         576
----------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity--Class B
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 55.99     $ 50.53     $ 37.17     $ 52.87
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         272         297         327         399
----------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond--Class B
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.26     $ 10.97     $ 10.69          --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         551         570         493          --
----------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care --Class B
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.11     $ 10.02     $  7.91          --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         231         234         160          --
----------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield--Class A
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 31.20     $ 28.97     $ 23.85     $ 24.80
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         132         131          93         104
----------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield--Class B
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 30.56     $ 28.44     $ 23.48     $ 24.47
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         548         583         592         707
----------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity--Class B
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.11     $ 10.39     $  7.82          --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         243         212         129          --
----------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity--Class B
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.52     $  9.70     $  7.66          --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         131         133          88          --
----------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth--Class B
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.26     $  8.78     $  6.80          --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         281         251         164          --
----------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value--Class B
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.61     $ 10.27     $  7.92          --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         259         232         205          --
----------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                            -------------------------------------------------------
                                                                2000        1999        1998        1997      1996
-------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation--Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --     --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --     --
-------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation--Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --     --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --     --
-------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation--Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --     --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --     --
-------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation--Class A
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --     --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --     --
-------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation--Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --     --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --     --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity--Class A
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 72.23     $ 84.11     $ 71.60     $ 72.23     --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         705         854        1101        1261     --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity--Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 71.48     $ 83.44     $ 71.21     $ 72.00     --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         478         561         680         369     --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond--Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --     --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --     --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care --Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --     --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --     --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield--Class A
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 24.85     $ 27.52     $ 28.81     $ 30.73     --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          71          99         173          98     --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield--Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 24.59     $ 27.30     $ 28.65     $ 30.63     --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         796       1,064       1,451         505     --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity--Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --     --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --     --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity--Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --     --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --     --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth--Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --     --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --     --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value--Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --     --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --     --
-------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



-------------------------------------------------------------------------------------------------------
                                                                  For the years ending December 31,
                                                            -------------------------------------------
                                                                2004       2003       2002        2001
-------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Growth--Class B
-------------------------------------------------------------------------------------------------------
  Unit value                                                $   9.51   $   8.61   $   6.21           --
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        333        384        214           --
-------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value--Class B
-------------------------------------------------------------------------------------------------------
  Unit value                                                $  11.69   $  10.26   $   7.38           --
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        447        402        250           --
-------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology--Class B
-------------------------------------------------------------------------------------------------------
  Unit value                                                $   9.18   $   8.84   $   5.67           --
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        537        207         44           --
-------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock--Class A
-------------------------------------------------------------------------------------------------------
  Unit value                                                $ 257.37   $ 227.59   $ 153.56     $ 232.44
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        407        498        560          748
-------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock--Class B
-------------------------------------------------------------------------------------------------------
  Unit value                                                $ 252.09   $ 223.47   $ 151.16     $ 229.38
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        552        639        698          875
-------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income--Class A
-------------------------------------------------------------------------------------------------------
  Unit value                                                $  29.50   $  26.48   $  20.49     $  26.26
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,692      2,039      2,361        2,922
-------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income--Class B
-------------------------------------------------------------------------------------------------------
  Unit value                                                $  28.94   $  26.04   $  20.20     $  25.96
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      2,261      2,666      3,020        3,602
-------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities--Class A
-------------------------------------------------------------------------------------------------------
  Unit value                                                $  19.55   $  19.35   $  19.12     $  17.76
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        354        460      1,043          641
-------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities--Class B
-------------------------------------------------------------------------------------------------------
  Unit value                                                $  19.17   $  19.03   $  18.85     $  17.56
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        766        998      1,296        1,054
-------------------------------------------------------------------------------------------------------
 EQ/Alliance International--Class A
-------------------------------------------------------------------------------------------------------
  Unit value                                                $  13.84   $  11.82   $   8.83     $   9.91
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,509      1,843      1,978          816
-------------------------------------------------------------------------------------------------------
 EQ/Alliance International--Class B
-------------------------------------------------------------------------------------------------------
  Unit value                                                $  13.56   $  11.61   $   8.69     $   9.77
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,359      1,568      1,624          390
-------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-------------------------------------------------------------------------------------------------------
  Unit value                                                $   6.36   $   5.93   $   4.87     $   7.16
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,269      1,663      1,968        2,839
-------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond-- Class B
-------------------------------------------------------------------------------------------------------
  Unit value                                                $  16.26   $  15.86   $  15.49           --
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        275        292        240           --
-------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth--Class A
-------------------------------------------------------------------------------------------------------
  Unit value                                                $  15.89   $  14.06   $  10.07     $  14.57
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        358        402        428          497
-------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth--Class B
-------------------------------------------------------------------------------------------------------
  Unit value                                                $  15.60   $  13.85   $   9.94     $  14.41
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1361      1,510      1,604        1,800
-------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth--Class B
-------------------------------------------------------------------------------------------------------
  Unit value                                                $   7.72         --         --           --
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         13         --         --           --
-------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------
                                                                        For the years ending December 31,
                                                            -----------------------------------------------------------
                                                                 2000         1999         1998         1997      1996
-----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Growth--Class B
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --     --
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --     --
-----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value--Class B
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --     --
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --     --
-----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology--Class B
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --     --
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --     --
-----------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock--Class A
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 262.80     $ 309.23     $ 249.88     $ 195.37     --
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          893          993         1079         1114     --
-----------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock--Class B
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 260.00     $ 306.70     $ 248.45     $ 194.74     --
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          988         1066         1101          519     --
-----------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income--Class A
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  26.92     $  24.99     $  21.30     $  17.83     --
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        3,126        3,318         3481        3,433     --
-----------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income--Class B
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  26.67     $  24.82     $  21.22     $  17.80     --
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        3,709        3,857         3845        1,829     --
-----------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities--Class A
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  16.62     $  15.40     $  15.55     $  14.60     --
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          360          451          524          413     --
-----------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities--Class B
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  16.46     $  15.30     $  15.49     $  14.58     --
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          735          871        1,079          345     --
-----------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International--Class A
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  13.00     $  17.08     $  12.54     $  11.48     --
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          941          855        1,001        1,151     --
-----------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International--Class B
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  12.89     $  16.97     $  12.49     $  11.46     --
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          438          414          438          285     --
-----------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $   9.53     $  11.81           --           --     --
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        3,046        1,792           --           --     --
-----------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond-- Class B
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --     --
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --     --
-----------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth--Class A
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  16.95     $  15.04     $  11.90     $  12.57     --
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          487          192          314          208     --
-----------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth--Class B
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  16.81     $  14.96     $  11.86     $  12.55     --
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        1,985        1,762        2,306        1,084     --
-----------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth--Class B
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --     --
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --     --
-----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



---------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
                                                            ---------------------------------------------
                                                                2004        2003        2002        2001
---------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value--Class B
---------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.61     $ 13.03     $ 10.24     $ 12.00
---------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,543       2,775       2,810       2,882
---------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income--Class B
---------------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.73          --          --          --
---------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          50          --          --          --
---------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible--Class B
---------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.21     $  8.01     $  6.34     $  8.72
---------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          19          10           3          --
---------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth--Class B
---------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.12     $ 11.62     $  9.48          --
---------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          15          14          11          --
---------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International--Class B
---------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.81     $  9.62     $  7.34          --
---------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         209         144          56          --
---------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research--Class B
---------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.44     $ 10.43     $  8.02     $ 10.78
---------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,468       1,625       1,727          80
---------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity--Class B
---------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.22     $ 10.39     $  7.70     $ 10.21
---------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         543         562         346          98
---------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index--Class B
---------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 26.20     $ 24.04     $ 19.03     $ 24.80
---------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         858         994       1,017       1,094
---------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega--Class B
---------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.43     $  7.97     $  5.83     $  7.76
---------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         225         198          84          52
---------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap--Class B
---------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.24     $  9.80     $  6.90     $  8.56
---------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         697         677         427         292
---------------------------------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value--Class B
---------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.63     $ 12.56     $  9.53     $ 11.31
---------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,058       2,302       2,470       2,317
---------------------------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond--Class B
---------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.04     $ 13.64     $ 13.35          --
---------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         621         618         623          --
---------------------------------------------------------------------------------------------------------
 EQ/JP Morgan Value Opportunities--Class B
---------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.40     $ 12.23     $  9.76     $ 12.19
---------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         946       1,120       1,280       1,543
---------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth--Class B
---------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.08     $  5.48     $  4.41     $  6.40
---------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         188         187         253         295
---------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
---------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.86     $ 14.57     $ 10.73          --
---------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         526         495         384          --
---------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
---------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.05     $ 12.86     $  9.92     $ 11.35
---------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         693         778         439          29
---------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                             ------------------------------------------------------
                                                               2000        1999        1998        1997      1996
-------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value--Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --     --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --     --
-------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income--Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --     --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --     --
-------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible--Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --     --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --     --
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth--Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --     --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --     --
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International--Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --     --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --     --
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research--Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.13     $ 10.63          --          --     --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          57          20          --          --     --
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity--Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.54     $ 10.29          --          --     --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          39           8          --          --     --
-------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index--Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 28.57     $ 32.04     $ 26.99     $ 21.38     --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,206          11          14           5     --
-------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega--Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.47     $ 10.84          --          --     --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          59          44          --          --     --
-------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap--Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.00          --          --          --     --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          43          --          --          --     --
-------------------------------------------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value--Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.00     $ 10.58     $ 10.52     $ 11.82     --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,758       2,259       2,984       2,096     --
-------------------------------------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond--Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --     --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --     --
-------------------------------------------------------------------------------------------------------------------
 EQ/JP Morgan Value Opportunities--Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.24     $ 12.54     $ 12.86     $ 11.53     --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,692       2,198       2,347       1,230     --
-------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth--Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.40          --          --          --     --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          78          --          --          --     --
-------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --     --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --     --
-------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --     --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --     --
-------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



---------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
                                                            ---------------------------------------------
                                                                2004        2003        2002        2001
---------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
---------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 20.27     $ 18.55     $ 14.30     $ 17.36
---------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,843       2,009       2,129       2,223
---------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value--Class B
---------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.16     $ 14.27     $ 11.27          --
---------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         779         839         956          --
---------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies--Class B
---------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.40     $ 12.04     $  9.42     $ 14.51
---------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,570       1,952       2,239       3,104
---------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust--Class B
---------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.09     $  8.25     $  6.84     $  8.76
---------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          98         107          99          84
---------------------------------------------------------------------------------------------------------
 EQ/Money Market--Class A
---------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 30.08     $ 30.12     $ 30.22     $ 30.12
---------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         344         444         863         954
---------------------------------------------------------------------------------------------------------
 EQ/Money Market--Class B
---------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 29.55     $ 29.66     $ 29.84     $ 29.82
---------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         566         711       1,022         965
---------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
---------------------------------------------------------------------------------------------------------
  Unit value                                                  $  4.49          --          --          --
---------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
---------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
---------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.56     $ 12.51     $  8.68     $ 11.10
---------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         499         427         297         320
---------------------------------------------------------------------------------------------------------
 EQ/Small Company Value--Class B
---------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 23.56          --          --          --
---------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          20          --          --          --
---------------------------------------------------------------------------------------------------------
 EQ/TCW Equity--Class B
---------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.57          --          --          --
---------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
---------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income--Class B
---------------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.23          --          --          --
---------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
---------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity--Class B
---------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.80     $  8.84     $  5.73     $  6.16
---------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         876         859         894         812
---------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                             ---------------------------------------------------------
                                                                2000        1999        1998        1997        1996
----------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.64     $ 15.06     $ 12.81     $ 11.61          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,946       2,162       2,127         849          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value--Class B
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies--Class B
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 22.25     $ 27.74     $ 16.16     $ 12.15          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,748       3,430       2,619         982          --
----------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust--Class B
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.55     $ 10.75          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          75          73          --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Money Market--Class A
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 29.34     $ 27.94     $ 26.92     $ 25.85     $ 24.81
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         817       1,201         839         928       1,302
----------------------------------------------------------------------------------------------------------------------
 EQ/Money Market--Class B
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 29.13     $ 27.80     $ 26.85     $ 25.85          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         851       1,548       1,193         794          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.01     $ 11.52     $  9.66          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         303         334         244          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Value--Class B
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity--Class B
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income--Class B
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity--Class B
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.57     $ 11.09     $  5.73     $  7.95          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         908         795         567         282          --
----------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 45 and 49 with the same daily asset charges of 1.70%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



----------------------------------------------------------------------------------------------
                                                            For the years ending December 31,
                                                            ----------------------------------
                                                                 2004        2003        2002
----------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
----------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.72     $ 10.66          --
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          13          --          --
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         656          32          --
----------------------------------------------------------------------------------------------
 AXA Conservative Allocation
----------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.74     $ 10.30          --
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           5          --          --
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         281           1          --
----------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.02     $ 10.41          --
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         414          84          --
----------------------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------------------
  Unit value                                                  $ 41.36     $ 38.70     $ 33.05
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           8           9          13
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         893         383          86
----------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.71     $ 10.66          --
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,788          46          --
----------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
----------------------------------------------------------------------------------------------
  Unit value                                                  $ 50.38     $ 45.72     $ 33.82
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2           2           2
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          28          10           4
----------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
----------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.07     $ 10.84     $ 10.63
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          11          19          23
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,424       1,202         628
----------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
----------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.93     $  9.91     $  7.87
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          10          11           7
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         284         143          57
----------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
----------------------------------------------------------------------------------------------
  Unit value                                                  $ 27.64     $ 25.87     $ 21.48
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          14          20          21
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         771         557         125
----------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
----------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.90     $ 10.27     $  7.78
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           1          --
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         806         360         135
----------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
----------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.34     $  9.59     $  7.61
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3           3           3
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         272         238         104
----------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
----------------------------------------------------------------------------------------------
  Unit value                                                  $  9.10     $  8.68     $  6.76
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          27          27          21
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         876         792         408
----------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



----------------------------------------------------------------------------------------------
                                                                   For the years ending
                                                                       December 31,
                                                            ----------------------------------
                                                                 2004        2003        2002
----------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
----------------------------------------------------------------------------------------------
  Unit value                                                 $  11.42    $  10.15   $   7.88
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          45          45         36
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,242         726        316
----------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Growth
----------------------------------------------------------------------------------------------
  Unit value                                                 $   9.35    $   8.52   $   6.18
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           6           8          8
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,055         731        292
----------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value
----------------------------------------------------------------------------------------------
  Unit value                                                 $  11.49    $  10.15   $   7.34
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          29          30         23
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,011         560        206
----------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
----------------------------------------------------------------------------------------------
  Unit value                                                 $   9.02    $   8.74   $   5.64
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          15          14         10
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         306          98         14
----------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
----------------------------------------------------------------------------------------------
  Unit value                                                 $ 214.55    $ 191.26   $ 130.09
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3           4          6
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          64          29          9
----------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
----------------------------------------------------------------------------------------------
  Unit value                                                 $  27.18    $  24.60   $  19.19
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          32          39         43
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         549         371        133
----------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
----------------------------------------------------------------------------------------------
  Unit value                                                 $  17.76    $  17.72   $  17.65
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          67          84        146
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         416         458        259
----------------------------------------------------------------------------------------------
 EQ/Alliance International
----------------------------------------------------------------------------------------------
  Unit value                                                 $  12.84    $  11.05   $   8.32
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          13          20         20
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         649         530        142
----------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
----------------------------------------------------------------------------------------------
  Unit value                                                 $   6.16    $   5.78   $   4.77
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          17          24         22
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         981         856        341
----------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
----------------------------------------------------------------------------------------------
  Unit value                                                 $  15.27    $  14.97   $  14.71
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          17          14         17
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         555         512        198
----------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
----------------------------------------------------------------------------------------------
  Unit value                                                 $  14.95    $  13.34   $   9.63
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          20          25         28
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         312         478        121
----------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
----------------------------------------------------------------------------------------------
  Unit value                                                 $   7.46          --         --
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          59          --         --
----------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
----------------------------------------------------------------------------------------------
  Unit value                                                 $  14.06    $  12.60   $   9.96
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          49          54         60
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,169       1,481        530
----------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



------------------------------------------------------------------------------------------
                                                                 For the years ending
                                                                     December 31,
                                                            ------------------------------
                                                                2004      2003       2002
------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------
  Unit value                                                $  5.54        --         --
------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        --        --         --
------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        15        --         --
------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------
  Unit value                                                $  7.96   $  7.82    $  6.22
------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         1         1         --
------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       204       249         42
------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------
  Unit value                                                $ 11.62   $ 11.20    $  9.19
------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        --        --         --
------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       160       164         40
------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
------------------------------------------------------------------------------------------
  Unit value                                                $ 10.47   $  9.38    $  7.19
------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        --        --         --
------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     1,926     1,026        282
------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------
  Unit value                                                $ 11.08   $ 10.16    $  7.86
------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         1        --         --
------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     1,200       776        200
------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
------------------------------------------------------------------------------------------
  Unit value                                                $ 10.87   $ 10.12    $  7.55
------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        14        16         10
------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     2,037     1,222        345
------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------
  Unit value                                                $ 24.66   $ 22.76    $ 18.11
------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        13        16         10
------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     1,386     1,074        399
------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------
  Unit value                                                $  8.15   $  7.75    $  5.70
------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         1         2          4
------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       377       218         32
------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------
  Unit value                                                $ 10.97   $  9.62    $  6.81
------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        38        41         39
------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     1,391       883        285
------------------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
------------------------------------------------------------------------------------------
  Unit value                                                $ 14.02   $ 12.10    $  9.24
------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        26        31         36
------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     1,007       636        237
------------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
------------------------------------------------------------------------------------------
  Unit value                                                $ 13.50   $ 13.20    $ 12.99
------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         8         7          9
------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     1,343     1,175        441
------------------------------------------------------------------------------------------
 EQ/JP Morgan Value Opportunities
------------------------------------------------------------------------------------------
  Unit value                                                $ 12.84   $ 11.78    $  9.45
------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        11        16         13
------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       370       307        128
------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------
  Unit value                                                $  5.93   $  5.38    $  4.35
------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        25        27         24
------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        70       561        192
------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



---------------------------------------------------------------------------------------------
                                                            For the years ending December 31,
---------------------------------------------------------------------------------------------
                                                                 2004        2003        2002
---------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
---------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.22     $ 14.09     $ 10.43
---------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           5           7           8
---------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         884         641         270
---------------------------------------------------------------------------------------------
 EQ/Marsico Focus
---------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.79     $ 12.69     $  9.85
---------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          11          16           8
---------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,938       1,510         386
---------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
---------------------------------------------------------------------------------------------
  Unit value                                                  $ 19.43     $ 17.87     $ 13.86
---------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          21          25          32
---------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         802         502         184
---------------------------------------------------------------------------------------------
 EQ/Mercury International Value
---------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.44     $ 13.75     $ 10.92
---------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3           6           4
---------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         522         441         161
---------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
---------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.84     $ 11.60     $  9.12
---------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2           5           7
---------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         149          93          38
---------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
---------------------------------------------------------------------------------------------
  Unit value                                                  $  8.79     $  8.03     $  6.69
---------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --
---------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         610         598         229
---------------------------------------------------------------------------------------------
 EQ/Money Market
---------------------------------------------------------------------------------------------
  Unit value                                                  $ 25.92     $ 26.17     $ 26.47
---------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          15          37          57
---------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         349         434         630
---------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
---------------------------------------------------------------------------------------------
  Unit value                                                  $  4.34          --          --
---------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --
---------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          22          --          --
---------------------------------------------------------------------------------------------
 EQ/Small Company Index
---------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.00     $ 12.10     $  8.44
---------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          11          10           8
---------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         575         449         122
---------------------------------------------------------------------------------------------
 EQ/Small Company Value
---------------------------------------------------------------------------------------------
  Unit value                                                  $ 21.50          --          --
---------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --
---------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           9          --          --
---------------------------------------------------------------------------------------------
 EQ/TCW Equity
---------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.03          --          --
---------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --
---------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           6          --          --
---------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
---------------------------------------------------------------------------------------------
  Unit value                                                  $  5.05          --          --
---------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --
---------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --
---------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
---------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.37     $  8.53     $  5.56
---------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --           6           6
---------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         609         457          69
---------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



-------------------------------------------------------------------------------------------
                                                                 For the years ending
                                                                     December 31,
-------------------------------------------------------------------------------------------
                                                                 2004       2003      2002
-------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.36      --        --
-------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           1      --        --
-------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the same daily asset charges of 0.95%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



------------------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
                                                             -----------------------------------------------------------------------
                                                                 2004        2003          2002        2001        2000        1999
------------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.66          --            --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --            --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.33          --            --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --            --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.43          --            --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --            --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 47.77     $ 44.36       $ 37.59     $ 43.48          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           3           3            --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.67          --            --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --            --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 58.18     $ 52.40       $ 38.47     $ 54.60     $ 73.67     $ 85.83
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           1           1             1           1           1          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.33     $ 11.01       $ 10.71          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          24          --            --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.18     $ 10.06       $  7.93          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --            --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 31.69     $ 29.44       $ 24.25     $ 25.23     $ 25.30     $ 28.03
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           6          11            12          13          13          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.18     $ 10.43       $  7.84          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           6           3            --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.58     $  9.74       $  7.67          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          20           9            --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.31     $  8.82       $  6.81          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --            --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.68     $ 10.31       $  7.94          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           1           1            --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.57     $  8.65       $  6.22          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           5           3            --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.76     $ 10.30       $  7.40          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           6           5            --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.23     $  8.88       $  5.69          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          25          --            --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



------------------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                             -----------------------------------------------------------------------
                                                                 2004        2003         2002        2001        2000        1999
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 267.26    $ 236.45     $ 159.61    $ 241.72    $ 273.42    $ 321.89
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)            2           2            2           2           2          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  29.60    $  26.59     $  20.58          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)            2           2            1          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  19.71    $  19.53     $  19.30          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)            4           7           10          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  13.83    $  11.81     $   8.82          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)            8           8           --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $   6.43    $   5.99     $   4.91    $   7.20          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           71          93           89          79          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  16.64    $  16.19     $  15.78          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)            2           3           --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  15.85    $  14.04     $  10.05    $  14.55          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           27          30           32          32          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $   7.82          --           --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --          --           --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  14.82    $  13.19     $  10.35    $  12.09          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           40          38           38          34          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $   5.80          --           --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)            1          --           --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $   8.30    $   8.09     $   6.38    $   8.76          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --          --           --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  12.31          --           --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)            5          --           --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  10.93    $   9.71     $   7.40    $   8.79    $  11.22    $  14.00
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           41          39           35          34          28          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  11.57    $  10.53     $   8.08    $  10.83    $  11.16    $  10.64
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           53          66           69          26          18          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  11.35    $  10.48     $   7.76    $  10.26    $  10.58    $  10.31
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           31          34           25          21          15          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  26.78    $  24.53     $  19.37    $  25.20    $  28.97          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           11          10           10          11           6          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $   8.53    $   8.05     $   5.88    $   7.81          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --          --           --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



------------------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                             -----------------------------------------------------------------------
                                                                 2004       2003       2002       2001        2000        1999
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.34    $  9.86    $  6.93    $  8.59     $ 10.01          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          29         34         29         19           3          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.86    $ 12.73    $  9.64    $ 11.41     $ 11.08          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          15         20         14         11          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.24    $ 13.81    $ 13.49    $ 12.43     $ 11.62     $ 10.53
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          26         36         44         46          34          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JP Morgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.61    $ 12.40    $  9.87    $ 12.31     $ 13.34     $ 12.61
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          15         18         20         18           4          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.13    $  5.52    $  4.43    $  6.41     $  8.41          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          24         28         22         24          10          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.10    $ 14.75    $ 10.84    $ 12.70     $ 10.89     $  9.28
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          16         17         18         15           9          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.14    $ 12.92    $  9.95    $ 11.36          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           5          3          2          1          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 20.59    $ 18.80    $ 14.47    $ 17.53          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           1          1                     1          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.42    $ 14.46    $ 11.70    $ 13.81     $ 17.77     $ 20.45
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          35         51         73         65          47          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.61    $ 12.20    $  9.53    $ 14.64     $ 22.48     $ 27.88
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          31         42         42         43          35          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.20    $  8.34    $  6.90    $  8.82     $ 10.59     $ 10.77
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           6          6          7          6           2          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 30.98    $ 31.04    $ 31.16    $ 31.08          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          26          2          6         13          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  4.54         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.76    $ 12.67    $  8.97    $ 11.19     $ 11.07     $ 11.57
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          16         15         17         17          10          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 24.36         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.16         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.29         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



------------------------------------------------------------------------------------------------------------------------------
                                                                          For the years ending December 31,
                                                            ------------------------------------------------------------------
                                                                 2004       2003       2002       2001      2000     1999
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.96     $ 8.95     $ 5.80     $ 6.22     --       --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          12         12         12          9     --       --
------------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the same daily asset charges of 1.90%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



---------------------------------------------------------------------------------------
                                                For the years ending December 31,
                                          ---------------------------------------------
                                              2004        2003        2002        2001
---------------------------------------------------------------------------------------
 AXA Aggressive Allocation
---------------------------------------------------------------------------------------
  Unit value                               $ 10.56          --          --          --
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --          --          --
---------------------------------------------------------------------------------------
 AXA Conservative Allocation
---------------------------------------------------------------------------------------
  Unit value                               $ 10.24          --          --          --
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --          --          --
---------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
---------------------------------------------------------------------------------------
  Unit value                               $ 10.34          --          --          --
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --          --          --
---------------------------------------------------------------------------------------
 AXA Moderate Allocation
---------------------------------------------------------------------------------------
  Unit value                               $ 39.80     $ 37.31     $ 31.93     $ 37.29
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)           13          11           7           4
---------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
---------------------------------------------------------------------------------------
  Unit value                               $ 10.58          --          --          --
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --          --          --
---------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
---------------------------------------------------------------------------------------
  Unit value                               $ 48.47     $ 44.08     $ 32.67     $ 46.83
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)           12          --          --          --
---------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
---------------------------------------------------------------------------------------
  Unit value                               $ 11.01     $ 10.80     $ 10.61          --
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)           20          18          13          --
---------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
---------------------------------------------------------------------------------------
  Unit value                               $ 10.86     $  9.87     $  7.85          --
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)            3           3           3          --
---------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
---------------------------------------------------------------------------------------
  Unit value                               $ 26.64     $ 24.99     $ 20.79     $ 21.83
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)           16          11           7          --
---------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
---------------------------------------------------------------------------------------
  Unit value                               $ 11.83     $ 10.23     $  7.76          --
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)            9           6           7          --
---------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
---------------------------------------------------------------------------------------
  Unit value                               $ 10.28     $  9.55     $  7.60          --
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)           15          15          17          --
---------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
---------------------------------------------------------------------------------------
  Unit value                               $  9.05     $  8.65     $  6.75          --
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)           30          36          39          --
---------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
---------------------------------------------------------------------------------------
  Unit value                               $ 11.35     $ 10.11     $  7.86          --
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)           29          28          30          --
---------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Growth
---------------------------------------------------------------------------------------
  Unit value                               $  9.30     $  8.48     $  6.16          --
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)           31          30          34          --
---------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value
---------------------------------------------------------------------------------------
  Unit value                               $ 11.42     $ 10.11     $  7.33          --
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)           26          23          25          --
---------------------------------------------------------------------------------------
 AXA Premier VIP Technology
---------------------------------------------------------------------------------------
  Unit value                               $  8.97     $  8.71     $  5.63          --
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)           11           4           4          --
---------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



----------------------------------------------------------------------------------------------------
                                                           For the years ending December 31,
                                                   -------------------------------------------------
                                                       2004         2003         2002          2001
----------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
----------------------------------------------------------------------------------------------------
  Unit value                                        $ 202.28     $ 180.69     $ 123.15     $ 188.32
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      3            3            3            1
----------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
----------------------------------------------------------------------------------------------------
  Unit value                                        $  26.56     $  24.09     $  18.83           --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     11           11           10           --
----------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
----------------------------------------------------------------------------------------------------
  Unit value                                        $  17.27     $  17.27     $  17.23           --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      3            3            2           --
----------------------------------------------------------------------------------------------------
 EQ/Alliance International
----------------------------------------------------------------------------------------------------
  Unit value                                        $  12.59     $  10.86     $   8.19           --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     13           14           --           --
----------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
----------------------------------------------------------------------------------------------------
  Unit value                                        $   6.09     $   5.73     $   4.74     $   7.02
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     86          111          108           27
----------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
----------------------------------------------------------------------------------------------------
  Unit value                                        $  14.93     $  14.67     $  14.44           --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     24           25           28           --
----------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
----------------------------------------------------------------------------------------------------
  Unit value                                        $  14.72     $  13.61     $   9.52     $  13.91
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     17           25           31            7
----------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
----------------------------------------------------------------------------------------------------
  Unit value                                        $   7.37           --           --           --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           --           --           --
----------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
----------------------------------------------------------------------------------------------------
  Unit value                                        $  13.86     $  12.45     $   9.86     $  11.64
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     46           66           66           16
----------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
----------------------------------------------------------------------------------------------------
  Unit value                                        $   5.47           --           --           --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           --           --           --
----------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
----------------------------------------------------------------------------------------------------
  Unit value                                        $   7.88     $   7.75     $   6.18     $   8.56
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           --           --           --
----------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
----------------------------------------------------------------------------------------------------
  Unit value                                        $  11.44     $  11.05     $   9.08     $  12.57
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      3            3            8            4
----------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
----------------------------------------------------------------------------------------------------
  Unit value                                        $  10.35     $   9.29     $   7.14     $   8.57
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     43           36           48           41
----------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
----------------------------------------------------------------------------------------------------
  Unit value                                        $  10.95     $  10.07     $   7.80     $  10.56
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     34           35           37           13
----------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
----------------------------------------------------------------------------------------------------
  Unit value                                        $  10.75     $  10.02     $   7.49     $  10.00
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     40           38           40           21
----------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
----------------------------------------------------------------------------------------------------
  Unit value                                        $  24.12     $  22.31     $  17.79     $  23.37
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     19           28           29           11
----------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
----------------------------------------------------------------------------------------------------
  Unit value                                        $   8.05     $   7.67     $   5.66     $   7.59
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      7            7            4           --
----------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



------------------------------------------------------------------------------------
                                             For the years ending December 31,
                                        --------------------------------------------
                                             2004       2003       2002        2001
------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------
  Unit value                              $ 10.87    $  9.55    $  6.78    $  8.48
------------------------------------------------------------------------------------
  Number of units outstanding (000's)          28         22         25          5
------------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
------------------------------------------------------------------------------------
  Unit value                              $ 13.80    $ 11.94    $  9.13    $ 10.91
------------------------------------------------------------------------------------
  Number of units outstanding (000's)          32         39         40         14
------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
------------------------------------------------------------------------------------
  Unit value                              $ 13.31    $ 13.04    $ 12.85    $ 11.96
------------------------------------------------------------------------------------
  Number of units outstanding (000's)          56         60         73         31
------------------------------------------------------------------------------------
 EQ/JP Morgan Value Opportunities
------------------------------------------------------------------------------------
  Unit value                              $ 12.64    $ 11.62    $  9.34    $ 11.77
------------------------------------------------------------------------------------
  Number of units outstanding (000's)          22         25         29         19
------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------
  Unit value                              $  5.88    $  5.34    $  4.33    $  6.33
------------------------------------------------------------------------------------
  Number of units outstanding (000's)          36         38         47          6
------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
------------------------------------------------------------------------------------
  Unit value                              $ 15.99    $ 13.92    $ 10.33    $ 12.22
------------------------------------------------------------------------------------
  Number of units outstanding (000's)          36         44         43         14
------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------
  Unit value                              $ 13.70    $ 12.63    $  9.82    $ 11.32
------------------------------------------------------------------------------------
  Number of units outstanding (000's)          12         14          3          2
------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------
  Unit value                              $ 19.12    $ 17.63    $ 13.70    $ 16.76
------------------------------------------------------------------------------------
  Number of units outstanding (000's)          39         40         34          9
------------------------------------------------------------------------------------
 EQ/Mercury International Value
------------------------------------------------------------------------------------
  Unit value                              $ 16.18    $ 13.56    $ 10.80    $ 13.20
------------------------------------------------------------------------------------
  Number of units outstanding (000's)          19         21         15         18
------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------
  Unit value                              $ 12.64    $ 11.44    $  9.02    $ 14.00
------------------------------------------------------------------------------------
  Number of units outstanding (000's)           1          3          2          1
------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
------------------------------------------------------------------------------------
  Unit value                              $  8.68    $  7.94    $  6.64    $  8.56
------------------------------------------------------------------------------------
  Number of units outstanding (000's)          12         12         15          6
------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------
  Unit value                              $ 24.71    $ 25.00    $ 25.34    $ 25.51
------------------------------------------------------------------------------------
  Number of units outstanding (000's)          10         21        115        217
------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------
  Unit value                              $  4.28         --         --         --
------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --         --         --         --
------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------
  Unit value                              $ 13.80    $ 11.95    $  8.35    $ 10.77
------------------------------------------------------------------------------------
  Number of units outstanding (000's)           6         13         14          1
------------------------------------------------------------------------------------
 EQ/Small Company Value
------------------------------------------------------------------------------------
  Unit value                              $ 20.79         --         --         --
------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --         --         --         --
------------------------------------------------------------------------------------
 EQ/TCW Equity
------------------------------------------------------------------------------------
  Unit value                              $ 15.50         --         --         --
------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --         --         --         --
------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------
  Unit value                              $  4.99         --         --         --
------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --         --         --         --
------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



------------------------------------------------------------------------------------
                                              For the years ending December 31,
------------------------------------------------------------------------------------
                                              2004       2003       2002        2001
------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------
  Unit value                               $ 10.21     $ 8.42     $ 5.50     $ 5.96
------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --         --         --         --
------------------------------------------------------------------------------------

(14) HYPOTHETICAL ILLUSTRATIONS


       ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
                                MINIMUM BENEFITS

The following tables illustrate the changes in account value, cash value and the values of the "5% Roll up to age 80" guaranteed minimum death benefit, the Protection Plus(SM) benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator(R), Accumulator(R) Elite, Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts, respectively. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution, takes no withdrawals, and has a current account value of $105,000 in contract year 3. For Accumulator(R) Plus(SM) we assume a current account value of $110,000 in contract year 3. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (2.88)% and 3.12% for the Accumulator(R) contracts; (3.13)% and 2.87% for Accumulator(R) Elite(SM) contracts; (2.93)% and 3.07% for Accumulator(R) Plus(SM) contracts; and (3.23)% and 2.77% for Accumulator(R) Select(SM) contracts, respectively, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the 5% Roll up to age 80 Guaranteed minimum death benefit, Protection Plus(SM) benefit, and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect all contract charges. The values shown under "Lifetime Annual Guaranteed Minimum Income Benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime Annual Guaranteed Minimum Income Benefit" columns indicates that the contract has terminated due to insufficient account value and, consequently, the guaranteed benefit has no value.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.69%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.39% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of policy values among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee Table" earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.

Variable deferred annuity
Accumulator
$100,000 Single contribution and no withdrawals
$105,000 year 3 account value
Male, issue age 60
Benefits:
  5% Roll Up to age 80 Guaranteed minimum death benefit
  Protection Plus
  Guaranteed minimum income benefit



                                                             5% Roll up                          Lifetime Annual
                                                              to age 80                             Guaranteed
                                                             Guaranteed      Total Death Benefit     Minimum
                                                            Minimum Death      with Protection        Income
                    Account Value        Cash Value            Benefit              Plus             Benefit
        Contract ------------------- ------------------- ------------------- ------------------- ----------------
          Year       0%        6%        0%        6%        0%        6%        0%        6%       0%       6%
  Age  --------- --------- --------- --------- --------- --------- --------- --------- --------- -------- -------
  62        3     105,000  105,000    100,000  100,000   110,250   110,250   114,350   114,350     N/A      N/A
  63        4     101,425  107,712     97,425  103,712   115,763   115,763   122,068   122,068     N/A      N/A
  64        5      97,942  110,486     94,942  107,486   121,551   121,551   130,171   130,171     N/A      N/A
  65        6      94,548  113,322     92,548  111,322   127,628   127,628   138,679   138,679     N/A      N/A
  66        7      91,240  116,222     90,240  115,222   134,010   134,010   147,613   147,613     N/A      N/A
  67        8      88,012  119,187     88,012  119,187   140,710   140,710   156,994   156,994     N/A      N/A
  68        9      84,864  122,216     84,864  122,216   147,746   147,746   166,844   166,844     N/A      N/A
  69       10      81,789  125,312     81,789  125,312   155,133   155,133   177,186   177,186     N/A      N/A
  74       15      67,420  141,809     67,420  141,809   197,993   197,993   237,190   237,190   12,493   12,493
  79       20      54,424  160,066     54,424  160,066   252,695   252,695   313,773   313,773   17,032   17,032
  84       25      42,814  180,566     42,814  180,566   265,330   265,330   331,462   331,462   22,818   22,818
  89       30      35,923  207,558     35,923  207,558   265,330   265,330   331,462   331,462     N/A      N/A
  94       35      30,731  239,611     30,731  239,611   265,330   265,330   331,462   331,462     N/A      N/A
  95       36      29,786  246,593     29,786  246,593   265,330   265,330   331,462   331,462     N/A      N/A



The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Variable deferred annuity
Accumulator Plus
$100,000 Single contribution and no withdrawals
$110,000 year 3 account value
Male, issue age 60
Benefits:
  5% Roll Up to age 80 Guaranteed minimum death benefit
  Protection Plus



                                                                           5% Roll up
                                                                      to age 80 Guaranteed    Total Death Benefit
                         Account Value            Cash Value         Minimum Death Benefit    with Protection Plus
          Contract   ---------------------   ---------------------   ----------------------   --------------------
            Year         0%          6%          0%          6%          0%           6%          0%         6%
  Age    ---------   ---------   ---------   ---------   ---------   ----------   ---------   ---------   --------
  62          3       110,000    110,000      103,000    103,000      114,660     114,660     120,524     120,524
  63          4       106,563    113,150      100,563    107,150      120,393     120,393     128,550     128,550
  64          5       103,234    116,391       98,234    111,391      126,413     126,413     136,978     136,978
  65          6       100,009    119,724       96,009    115,724      132,733     132,733     145,827     145,827
  66          7        96,885    123,153       93,885    120,153      139,370     139,370     155,118     155,118
  67          8        93,858    126,680       91,858    124,680      146,338     146,338     164,874     164,874
  68          9        90,926    130,308       90,926    130,308      153,655     153,655     175,118     175,118
  69         10        88,085    134,039       88,085    134,039      161,338     161,338     185,873     185,873
  74         15        75,159    154,364       75,159    154,364      205,913     205,913     248,278     248,278
  79         20        64,129    177,771       64,129    177,771      262,803     262,803     327,924     327,924
  84         25        54,719    204,727       54,719    204,727      275,943     275,943     346,320     346,320
  89         30        46,689    235,770       46,689    235,770      275,943     275,943     346,320     346,320
  94         35        39,837    271,521       39,837    271,521      275,943     275,943     346,320     346,320
  95         36        38,593    279,297       38,593    279,297      275,943     275,943     346,320     346,320



The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Variable deferred annuity
Accumulator Elite
$100,000 Single contribution and no withdrawals
$105,000 year 3 account value
Male, issue age 60
Benefits:
  5% Roll Up to age 80 Guaranteed minimum death benefit
  Protection Plus
  Guaranteed minimum income benefit



                                                             5% Roll up
                                                              to age 80                          Lifetime Annual
                                                             Guaranteed      Total Death Benefit    Guaranteed
                                                            Minimum Death      with Protection    Minimum Income
                    Account Value        Cash Value            Benefit              Plus             Benefit
        Contract ------------------- ------------------- ------------------- ------------------- ----------------
          Year       0%        6%        0%        6%        0%        6%        0%        6%       0%       6%
  Age  --------- --------- --------- --------- --------- --------- --------- --------- --------- -------- -------
  62        3     105,000  105,000     97,000    97,000  110,250   110,250   114,350   114,350     N/A      N/A
  63        4     101,163  107,450    101,163   107,450  115,763   115,763   122,068   122,068     N/A      N/A
  64        5      97,436  109,948     97,436   109,948  121,551   121,551   130,171   130,171     N/A      N/A
  65        6      93,814  112,495     93,814   112,495  127,628   127,628   138,679   138,679     N/A      N/A
  66        7      90,294  115,090     90,294   115,090  134,010   134,010   147,613   147,613     N/A      N/A
  67        8      86,871  117,734     86,871   117,734  140,710   140,710   156,994   156,994     N/A      N/A
  68        9      83,540  120,427     83,540   120,427  147,746   147,746   166,844   166,844     N/A      N/A
  69       10      80,298  123,171     80,298   123,171  155,133   155,133   177,186   177,186     N/A      N/A
  74       15      65,277  137,636     65,277   137,636  197,993   197,993   237,190   237,190   12,493   12,493
  79       20      51,891  153,348     51,891   153,348  252,695   252,695   313,773   313,773   17,032   17,032
  84       25      40,098  170,697     40,098   170,697  265,330   265,330   331,462   331,462   22,818   22,818
  89       30      33,167  193,796     33,167   193,796  265,330   265,330   331,462   331,462     N/A      N/A
  94       35      28,010  221,025     28,010   221,025  265,330   265,330   331,462   331,462     N/A      N/A
  95       36      27,079  226,913     27,079   226,913  265,330   265,330   331,462   331,462     N/A      N/A



The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Variable deferred annuity
Accumulator Select
$100,000 Single contribution and no withdrawals
$105,000 year 3 account value
Male, issue age 60
Benefits:
  5% Roll Up to age 80 Guaranteed minimum death benefit
  Protection Plus
  Guaranteed minimum income benefit



                                                             5% Roll up
                                                              to age 80                          Lifetime Annual
                                                             Guaranteed      Total Death Benefit    Guaranteed
                                                            Minimum Death      with Protection    Minimum Income
                    Account Value        Cash Value            Benefit              Plus             Benefit
        Contract ------------------- ------------------- ------------------- ------------------- ----------------
          Year       0%        6%        0%        6%        0%        6%        0%        6%       0%       6%
  Age  --------- --------- --------- --------- --------- --------- --------- --------- --------- -------- -------
  62        3     105,000  105,000    105,000  105,000   110,250   110,250   114,350   114,350     N/A      N/A
  63        4     101,058  107,345    101,058  107,345   115,763   115,763   122,068   122,068     N/A      N/A
  64        5      97,234  109,734     97,234  109,734   121,551   121,551   130,171   130,171     N/A      N/A
  65        6      93,522  112,165     93,522  112,165   127,628   127,628   138,679   138,679     N/A      N/A
  66        7      89,918  114,639     89,918  114,639   134,010   134,010   147,613   147,613     N/A      N/A
  67        8      86,418  117,157     86,418  117,157   140,710   140,710   156,994   156,994     N/A      N/A
  68        9      83,016  119,718     83,016  119,718   147,746   147,746   166,844   166,844     N/A      N/A
  69       10      79,708  122,323     79,708  122,323   155,133   155,133   177,186   177,186     N/A      N/A
  74       15      64,437  135,997     64,437  135,997   197,993   197,993   237,190   237,190   12,493   12,493
  79       20      50,907  150,735     50,907  150,735   252,695   252,695   313,773   313,773   17,032   17,032
  84       25      39,053  166,890     39,053  166,890   265,330   265,330   331,462   331,462   22,818   22,818
  89       30      32,118  188,534     32,118  188,534   265,330   265,330   331,462   331,462     N/A      N/A
  94       35      26,984  213,981     26,984  213,981   265,330   265,330   331,462   331,462     N/A      N/A
  95       36      26,060  219,468     26,060  219,468   265,330   265,330   331,462   331,462     N/A      N/A



The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Appendix I


--------------------------------------------------------------------------------


Dates of previous Prospectuses and Supplements



------------------------------------------------------------------------------------------------------------------------------------
                                                                   Product Distributor
                      --------------------------------------------------------------------------------------------------------------
                      AXA Advisors                                               AXA Distributors
                      --------------------------------------------------------------------------------------------------------------
                      Prospectus and                                             Prospectus and
Product Name          SAI Dates         Supplement Dates                         SAI Dates           Supplement Dates
------------------------------------------------------------------------------------------------------------------------------------
Income Manager(R)     4/7/95            7/1/95; 9/28/95                          4/7/95              7/1/95; 9/28/95
Accumulator(R)        11/1/95                                                    11/1/95
Income Manager(R)     5/1/96                                                     10/16/96            2/10/97
Rollover IRA          10/17/96          2/10/97                                  5/1/97              5/1/97
                      5/1/97            5/1/97; 12/31/97; 5/1/98;                8/1/97
                                        1/4/99; 5/1/99; 5/1/00; 6/23/00;         12/31/97            12/31/97; 5/1/98;
                                        9/1/00; 2/9/01; 9/1/01; 1/14/02;                             1/4/99; 5/1/99; 5/1/00; 9/1/00;
                                        2/22/02; 7/15/02; 8/20/02; 1/6/03;                           2/9/01; 9/1/01; 1/14/02;
                                        2/20/03; 5/15/03; 8/15/03; 11/24/03;                         2/22/02; 7/15/02; 8/20/02;
                                        2/1/04; 8/4/04; 8/10/04; 12/13/04;                           1/6/03; 2/20/03; 5/15/03;
                                        12/31/04                                                     8/15/03; 11/24/03; 2/1/04;
                      --------------------------------------------------------                       8/4/04; 8/10/04; 12/13/04;
                      12/31/97          12/31/97; 5/1/98; 1/4/99; 5/1/99;                            12/31/04
                                        5/1/00; 6/23/00; 9/1/00; 2/9/01;
                                        9/1/01; 1/14/02; 2/22/02; 7/15/02;
                                        8/20/02; 1/6/03; 2/20/03; 5/15/03;
                                        8/15/03; 11/24/03; 2/1/04; 8/4/04;
                                        8/10/04; 12/13/04; 12/31/04
------------------------------------------------------------------------------------------------------------------------------------
Accumulator(R)        5/1/98            5/1/98; 6/18/98; 11/30/98                10/1/97(2)
(IRA, NQ and QP)      (Accumulator      5/1/99; 5/1/00; 9/1/00; 2/9/01;          12/31/97(2)
Accumulator(R)        only)             9/1/01; 1/14/02; 2/22/02; 7/15/02;       5/1/98              5/1/98; 6/18/98; 11/30/98;
Select(SM)            5/1/99            8/20/02; 1/6/03; 2/20/03; 5/15/03;                           5/1/99; 5/1/00; 9/1/00; 2/9/01;
(IRA, NQ, QP)                           8/15/03; 11/24/03; 2/1/04; 8/4/04;                           9/1/01; 1/14/02; 2/22/02;
                                        8/10/04; 12/13/04; 12/31/04                                  7/15/02; 8/20/02; 1/6/03;
                                                                                                     2/20/03; 5/15/03; 8/15/03;
                                                                                                     11/24/03; 2/1/04; 8/4/04;
                                                                                                     8/10/04; 12/13/04; 12/31/04
------------------------------------------------------------------------------------------------------------------------------------
Accumulator(R)        10/18/99(3)       3/20/00; 5/1/00; 6/23/00; 9/1/00;        5/1/99
Select(SM)                              10/13/00; 2/9/01; 9/1/01; 1/14/02;       10/18/99            3/20/00; 5/1/00; 9/1/00;
Accumulator(R)                          2/22/02; 7/15/02; 8/20/02; 1/6/03;                           10/13/00; 2/9/01; 9/1/01;
Accumulator(R)                          2/20/03; 5/15/03; 8/15/03; 11/24/03;                         1/14/02; 2/22/02; 7/15/02;
Select(SM)                              2/1/04; 8/4/04; 8/10/04; 12/13/04;                           8/20/02; 1/6/03; 2/20/03;
(2002 Series)                           12/31/04                                                     5/15/03; 8/15/03; 11/24/03;
Accumulator(R)                                                                                       2/1/04; 8/4/04; 8/10/04;
(2002 Series)                                                                                        12/13/04; 12/31/04
                      --------------------------------------------------------------------------------------------------------------
                      5/1/00(3)         3/20/00; 6/23/00; 9/1/00; 9/6/00;        5/1/00              3/20/00; 9/1/00; 9/6/00;
                                        10/13/00; 2/9/01; 9/1/01; 1/14/02;                           10/13/00; 2/9/01; 9/1/01;
                                        2/22/02; 7/15/02; 8/20/02; 1/6/03;                           1/14/02; 2/22/02; 7/15/02;
                                        2/20/03; 5/15/03; 8/15/03; 11/24/03;                         8/20/02; 1/6/03; 2/20/03;
                                        2/1/04; 8/4/04; 8/10/04; 12/13/04;                           5/15/03; 8/15/03; 11/24/03;
                                        12/31/04                                                     2/1/04; 8/4/04; 8/10/04;
                                                                                                     12/13/04; 12/31/04
------------------------------------------------------------------------------------------------------------------------------------




                                                                    Appendix I 1

------------------------------------------------------------------------------------------------------------------------------------
                                                                   Product Distributor
                      --------------------------------------------------------------------------------------------------------------
                      AXA Advisors                                               AXA Distributors
                      --------------------------------------------------------------------------------------------------------------
                      Prospectus and                                             Prospectus and
Product Name          SAI Dates         Supplement Dates                         SAI Dates           Supplement Dates
------------------------------------------------------------------------------------------------------------------------------------
Accumulator(R)         5/1/01(3)         5/1/01(1); 7/30/01(5); 9/1/01;            5/1/01            5/1/01(1); 7/30/01(5);
Select(SM)                               10/1/01(6); 12/14/01; 1/14/02; 2/22/02;                     9/1/01; 10/1/01(6); 12/14/01;
Accumulator(R)                           7/15/02; 8/20/02; 1/6/03; 2/20/03;                          1/14/02; 2/22/02; 7/15/02;
Accumulator(R)                           5/15/03; 8/15/03; 11/24/03; 2/1/04;                         8/20/02; 1/6/03; 2/20/03;
Select(SM)                               8/4/04; 8/10/04; 12/13/04; 12/31/04                         5/15/03; 8/15/03; 11/24/03;
(2002 Series)                                                                                        8/20/02; 1/6/03; 2/20/03;
Accumulator(R)                                                                                       2/1/04; 8/4/04; 8/10/04;
(2002 Series)                                                                                        12/13/04; 12/31/04
                      --------------------------------------------------------------------------------------------------------------
                       8/13/01(2)        9/1/01; 10/1/01(6); 12/14/01; 1/14/02;    N/A               N/A
                                         2/22/02; 7/15/02; 8/20/02; 1/6/03;
                                         2/20/03; 5/15/03; 8/15/03; 11/24/03;
                                         2/1/04; 8/4/04; 8/10/04; 12/13/04;
                                         12/31/04
                      --------------------------------------------------------------------------------------------------------------
                       4/1/02(4)         4/3/02; 5/20/02(7); 6/7/02(2);            4/1/02(4)         4/3/02; 5/20/02(7); 6/7/02(2);
                                         7/15/02; 8/5/02(5); 8/20/02; 11/11/02;                      7/15/02; 8/5/02(5); 8/20/02;
                                         12/6/02; 12/09/02; 1/6/03; 2/4/03;                          11/11/02; 12/6/02; 12/09/02;
                                         2/20/03; 5/15/03; 8/8/03(8); 8/15/03;                       1/6/03; 2/4/03; 2/20/03;
                                         11/24/03; 2/1/04; 2/10/04; 8/4/04;                          5/15/03; 8/8/03(8); 8/15/03;
                                         8/10/04; 12/13/04; 12/31/04                                 11/24/03; 2/1/04; 2/10/04;
                                                                                                     8/4/04; 8/10/04; 12/13/04;
                                                                                                     12/31/04
                      --------------------------------------------------------------------------------------------------------------
                       5/1/02(3)         5/1/02(1); 7/15/02; 8/20/02; 1/6/03;      5/1/02(3)         5/1/02(1); 7/15/02; 8/20/02;
                                         2/20/03; 5/15/03; 8/15/03; 11/24/03;                        1/6/03; 2/20/03; 5/15/03;
                                         2/1/04; 8/4/04; 8/10/04; 12/13/04;                          8/15/03; 11/24/03; 2/1/04;
                                         12/31/04                                                    8/4/04; 8/10/04; 12/13/04;
                                                                                                     12/31/04
                      --------------------------------------------------------------------------------------------------------------
                       5/1/02(4)         5/20/02(7); 6/7/02(2); 7/15/02;           5/1/02(4)         5/20/02(7); 6/7/02(2); 7/15/02;
                                         8/5/02(5); 8/20/02; 11/11/02; 12/6/02;                      8/5/02(5); 8/20/02; 11/11/02;
                                         12/09/02; 1/6/03; 2/4/02; 2/20/03 ;                         12/06/02; 12/09/02; 1/6/03;
                                         5/15/03; 8/8/03(8); 8/15/03; 11/24/03;                      2/4/03; 2/20/03; 5/15/03;
                                         2/1/04; 2/10/04; 8/4/04; 8/10/04;                           8/8/03(8); 8/15/03; 11/24/03;
                                         12/13/04; 12/31/04                                          2/1/04; 2/10/04; 8/4/04;
                                                                                                     8/10/04; 12/13/04; 12/31/04
                      --------------------------------------------------------------------------------------------------------------
                       5/1/03(4)         5/15/03; 8/8/03(8); 8/15/03; 11/24/03;    5/1/03(4)         5/15/03; 8/8/03(8); 8/15/03;
                                         2/1/04; 2/10/04; 8/4/04; 8/10/04;                           11/24/03; 2/1/04; 2/10/04;
                                         12/13/04; 12/31/04                                          8/4/04; 8/10/04; 12/13/04;
                                                                                                     12/31/04
                      --------------------------------------------------------------------------------------------------------------
                       5/1/04(4)         8/4/04; 8/10/04; 10/25/04(5); 12/13/04;   5/1/04(4)         8/4/04; 8/10/04; 10/25/04(5);
                                         12/31/04                                                    12/13/04; 12/31/04
------------------------------------------------------------------------------------------------------------------------------------
Accumulator(R)         9/15/03           9/15/03(9); 11/24/03; 12/5/03; 1/23/04;   9/15/03           9/15/03(9); 11/24/03; 12/5/03;
(2004 Series)                            2/2/04; 2/10/04; 2/23/04(7); 8/4/04;                        1/23/04; 2/2/04; 2/10/04(7);
                                         8/10/04; 12/13/04; 12/31/04                                 2/23/04(7); 4/23/04; 8/4/04;
                                                                                                     8/10/04; 12/13/04; 12/31/04
                      --------------------------------------------------------------------------------------------------------------
                       5/1/04            7/1/04; 7/19/04; 8/4/04; 8/10/04;         5/1/04            7/1/04; 7/19/04; 8/4/04;
                                         10/25/04(11); 12/10/04(5); 12/13/04;                        8/10/04; 10/25/04(11);
                                         12/21/04; 12/31/04                                          12/10/04(5); 12/13/04;
                                                                                                     12/21/04; 12/31/04; 4/04/05
------------------------------------------------------------------------------------------------------------------------------------



2 Appendix I

------------------------------------------------------------------------------------------------------------------------------------
                                                                   Product Distributor
                      --------------------------------------------------------------------------------------------------------------
                      AXA Advisors                                               AXA Distributors
                      --------------------------------------------------------------------------------------------------------------
                      Prospectus and                                             Prospectus and
Product Name          SAI Dates         Supplement Dates                         SAI Dates           Supplement Dates
------------------------------------------------------------------------------------------------------------------------------------
Accumulator(R)         9/15/03            9/15/03(9); 11/24/03; 12/5/03; 2/10/04;  9/15/03           9/15/03(9); 11/24/03; 12/5/03;
Select(SM)                                2/23/04(7); 8/4/04; 8/10/04; 12/13/04;                     2/10/04; 2/23/04(7); 4/23/04;
(2004 Series)                             12/31/04                                                   8/4/04; 8/10/04; 12/13/04;
                                                                                                     12/31/04
                      --------------------------------------------------------------------------------------------------------------
                       5/1/04             7/1/04; 7/19/04; 8/4/04; 8/10/04;        5/1/04            7/1/04; 7/19/04; 8/4/04;
                                          10/25/04(11); 12/10/04(5); 12/13/04;                       8/10/04; 10/25/04(11);
                                          12/21/04; 12/31/04                                         12/10/04(5); 12/13/04;
                                                                                                     12/21/04; 12/31/04
------------------------------------------------------------------------------------------------------------------------------------
Accumulator(R)         9/2/99(3)                                                   8/2/99(3)
Plus(SM)               10/18/99(3)                                                 10/18/99(3)
Accumulator(R)         5/1/00(3)          6/23/00; 9/1/00; 9/6/00; 10/13/00;       5/1/00(3)         9/1/00; 9/6/00; 10/13/00;
Plus(SM) (2002                            2/9/01; 3/19/01; 7/30/01; 9/1/01;                          2/9/01; 3/19/01; 7/30/01;
Series)                                   1/14/02; 2/22/02; 7/15/02; 8/20/02;                        9/1/01; 1/14/02; 2/22/02;
                                          1/6/03; 2/20/03; 5/15/03; 8/15/03;                         7/15/02; 8/20/02; 1/6/03;
                                          11/24/03; 2/1/04; 8/4/04; 8/10/04;                         2/20/03; 5/15/03; 8/15/03;
                                          12/13/04; 12/31/04                                         11/24/03; 2/1/04; 8/4/04;
                                                                                                     8/10/04; 12/13/04; 12/31/04
                      --------------------------------------------------------------------------------------------------------------
                       5/1/01(3)          7/30/01(5); 9/1/01; 12/14/01; 1/14/02;   5/1/01(3)         5/1/01; 7/30/01(5); 9/1/01;
                                          2/22/02; 7/15/02; 8/20/02; 1/6/03;                         12/14/01; 1/14/02; 2/22/02;
                                          2/20/03; 5/15/03; 8/15/03; 11/24/03;                       7/15/02; 8/20/02; 1/6/03;
                                          2/1/04; 8/4/04;8/10/04; 12/13/04;                          2/20/03; 5/15/03; 8/15/03;
                                          12/31/04                                                   11/24/03; 2/1/04; 8/4/04;
                                                                                                     8/10/04; 12/13/04; 12/31/04
                      --------------------------------------------------------------------------------------------------------------
                       4/1/02(4)          4/3/02; 7/15/02; 8/5/02(5); 8/20/02;     4/1/02(4)         4/3/02; 7/15/02; 8/5/02(5);
                                          11/11/02; 12/6/02; 12/9/02; 1/6/03;                        8/20/02; 11/11/02; 12/6/02;
                                          2/4/03; 2/20/03; 5/15/03; 8/15/03;                         12/9/02; 1/6/03; 2/4/03;
                                          11/24/03; 2/1/04; 2/10/04; 8/4/04;                         2/20/03; 5/15/03; 8/15/03;
                                          8/10/04; 12/13/04; 12/31/04                                11/24/03; 2/1/04; 2/10/04;
                                                                                                     8/4/04; 8/10/04; 12/13/04;
                                                                                                     12/31/04
                      --------------------------------------------------------------------------------------------------------------
                       5/1/02(3)          7/15/02; 8/20/02; 1/6/03; 2/20/03;       5/1/02(3)         7/15/02; 8/20/02; 1/6/03;
                                          5/15/03; 8/15/03; 11/24/03; 2/1/04;                        2/20/03; 5/15/03; 8/15/03;
                                          2/10/04; 8/4/04; 8/10/04; 12/13/04;                        11/24/03; 2/1/04; 2/10/04;
                                          12/31/04                                                   8/4/04; 8/10/04; 12/13/04;
                                                                                                     12/31/04
                      --------------------------------------------------------------------------------------------------------------
                       5/1/02(4)          7/15/02; 8/5/02(5); 8/20/02; 11/11/02;   5/1/02(4)         7/15/02; 8/5/02(5); 8/20/02;
                                          12/6/02; 12/9/02; 1/6/03; 2/4/03;                          11/11/02; 12/6/02; 12/9/02;
                                          2/20/03; 5/15/03; 8/15/03; 11/24/03;                       1/6/03; 2/4/03; 2/20/03;
                                          2/1/04; 2/10/04; 8/4/04; 8/10/04;                          5/15/03; 8/15/03; 11/24/03;
                                          12/13/04; 12/31/04                                         2/1/04; 2/10/04; 8/4/04;
                                                                                                     8/10/04; 12/13/04; 12/31/04
                      --------------------------------------------------------------------------------------------------------------
                       5/1/03(4)          5/15/03; 6/20/03; 8/15/03; 11/24/03;     5/1/03(4)         5/15/03; 6/20/03; 8/15/03;
                                          2/1/04; 2/10/04; 8/4/04; 8/10/04;                          11/24/03; 2/1/04; 2/10/04;
                                          12/13/04; 12/31/04                                         4/23/04; 8/4/04; 8/10/04;
                                                                                                     12/13/04; 12/31/04
                      --------------------------------------------------------------------------------------------------------------
                       5/1/04(4)          8/4/04; 8/10/04; 10/25/04(5); 12/13/04;  5/1/04(4)         8/4/04; 8/10/04; 10/25/04(5);
                                          12/31/04                                                   12/13/04; 12/31/04
------------------------------------------------------------------------------------------------------------------------------------



                                                                    Appendix I 3

------------------------------------------------------------------------------------------------------------------------------------
                                                                   Product Distributor
                      --------------------------------------------------------------------------------------------------------------
                      AXA Advisors                                               AXA Distributors
                      --------------------------------------------------------------------------------------------------------------
                      Prospectus and                                             Prospectus and
Product Name          SAI Dates         Supplement Dates                         SAI Dates           Supplement Dates
------------------------------------------------------------------------------------------------------------------------------------
Accumulator(R)         9/15/03            9/15/03; 11/24/03; 12/5/03; 1/23/04;       9/15/03         9/15/03; 11/24/03; 12/5/03;
Plus(SM)                                  2/2/04; 2/10/04; 2/23/04(7); 6/21/04;                      1/23/04; 2/2/04; 2/10/04;
(2004 Series)                             8/4/04; 8/10/04; 12/13/04; 12/31/04;                       2/23/04(7) ; 4/23/04; 6/21/04;
                                          2/17/05                                                    8/4/04; 8/10/04;12/13/04;
                                                                                                     12/31/04; 2/17/05
                      --------------------------------------------------------------------------------------------------------------
                       5/1/04             6/21/04; 7/1/04; 7/19/04; 8/4/04;          5/1/04          6/21/04; 7/1/04; 7/19/04;
                                          8/10/04; 10/25/04(11); 12/10/04(5)(12);                    8/4/04; 8/10/04; 10/25/04(11);
                                          12/13/04; 12/21/04; 12/31/04;                              12/10/04(5)(12); 12/13/04;
                                          2/17/05                                                    12/21/04; 12/31/04; 2/17/05;
                                                                                                     4/04/05
------------------------------------------------------------------------------------------------------------------------------------
Accumulator(R)         N/A                N/A                                        10/1/01         10/1/01(6); 12/14/01; 1/14/02;
Select(SM) II                                                                                        2/22/02 7/15/02; 8/20/02;
                                                                                                     1/6/03; 2/20/03; 5/15/03;
                                                                                                     8/15/03; 11/24/03; 2/1/04;
                                                                                                     8/4/04; 8/10/04; 12/13/04;
                                                                                                     12/31/04

------------------------------------------------------------------------------------------------------------------------------------
Accumulator(R)         N/A                N/A                                        10/1/01         10/1/01(7); 12/14/01; 1/14/02;
Elite(SM) II                                                                                         2/22/02 7/15/02; 8/20/02;
                                                                                                     1/6/03; 2/20/03; 5/15/03;
                                                                                                     8/15/03; 11/24/03; 2/1/04;
                                                                                                     8/4/04; 8/10/04; 12/13/04;
                                                                                                     12/31/04

------------------------------------------------------------------------------------------------------------------------------------
Accumulator(R)         8/13/01(3)         9/1/01; 10/1/01(7); 12/14/01; 1/14/02;     8/13/01(3)      9/1/01; 10/1/01(7); 12/14/01;
Elite(SM)                                 2/22/02; 7/15/02; 8/20/02; 11/11/02;                       1/14/02; 2/22/02; 7/15/02;
Accumulator(R)                            1/6/03; 2/20/03; 5/15/03; 8/15/03;                         8/20/02; 11/11/02; 1/6/03;
Elite(SM)                                 11/24/03; 2/1/04; 8/4/04; 8/10/04;                         2/20/03; 5/15/03; 8/15/03;
(2002 Series)                             12/13/04; 12/31/04                                         11/24/03; 2/1/04; 8/4/04;
                                                                                                     8/10/04; 12/13/04; 12/31/04
                      --------------------------------------------------------------------------------------------------------------
                       4/1/02(4)          4/3/02(5); 5/20/02(7); 7/15/02; 8/5/02(5); 4/1/02(4)       4/3/02(5); 5/20/02(7); 7/15/02;
                                          8/20/02; 11/11/02; 12/6/02; 12/9/02;                       8/5/02(5); 8/20/02; 11/11/02;
                                          1/6/03; 2/4/03; 2/20/03 ; 5/15/03;                         12/6/02; 12/9/02; 1/6/03;
                                          8/15/03; 11/24/03; 2/1/04; 2/10/04;                        2/4/03; 2/20/03; 5/15/03;
                                          8/4/04; 8/10/04; 12/13/04; 12/31/04                        8/15/03; 11/24/03; 2/1/04;
                                                                                                     2/10/04 ; 8/4/04; 8/10/04;
                                                                                                     12/13/04; 12/31/04
                      --------------------------------------------------------------------------------------------------------------
                       5/1/02(3)          7/15/02; 8/20/02; 1/6/03; 2/20/03;         5/1/02(3)       7/15/02; 8/20/02; 1/6/03;
                                          5/15/03; 8/15/03; 11/24/03; 2/1/04;                        2/20/03; 5/15/03; 8/15/03;
                                          8/4/04; 8/10/04; 12/13/04; 12/31/04                        11/24/03; 2/1/04; 8/4/04;
                                                                                                     8/10/04; 12/13/04; 12/31/04
                      --------------------------------------------------------------------------------------------------------------
                       5/1/02(4)          5/20/02(7); 7/15/02; 8/5/02(5); 8/20/02;   5/1/02(4)       5/20/02(7); 7/15/02; 8/5/02(5);
                                          11/11/02; 12/6/02; 12/9/02; 1/6/03;                        8/20/02; 11/11/02; 12/6/02;
                                          2/4/03; 2/20/03; 5/15/03; 8/15/03;                         12/9/02; 1/6/03; 2/4/03;
                                          11/24/03; 2/1/04; 2/10/04; 8/4/04;                         2/20/03; 5/15/03; 8/15/03;
                                          8/10/04; 12/13/04; 12/31/04                                11/24/03; 2/1/04; 2/10/04;
                                                                                                     8/4/04; 8/10/04; 12/13/04;
                                                                                                     12/31/04
                      --------------------------------------------------------------------------------------------------------------
                       5/1/03(4)          5/15/03; 6/20/03; 8/15/03; 11/24/03;       5/1/03(4)       5/15/03; 6/20/03; 8/15/03;
                                          2/1/04; 2/10/04; 8/4/04; 8/10/04;                          11/24/03; 2/1/04; 2/10/04;
                                          12/13/04; 12/31/04                                         4/23/04; 8/4/04;8/10/04;
                                                                                                     12/13/04; 12/31/04
                      --------------------------------------------------------------------------------------------------------------
                       5/1/04(4)          8/4/04; 8/10/04; 10/25/04(5); 12/13/04;    5/1/04(4)       8/4/04; 8/10/04; 10/25/04(5);
                                          12/31/04                                                   12/13/04; 12/31/04
------------------------------------------------------------------------------------------------------------------------------------



4 Appendix I

------------------------------------------------------------------------------------------------------------------------------------
                                                                   Product Distributor
                      --------------------------------------------------------------------------------------------------------------
                                  AXA Advisors                                             AXA Distributors
                      --------------------------------------------------------------------------------------------------------------
                      Prospectus and                                             Prospectus and
Product Name          SAI Dates         Supplement Dates                         SAI Dates           Supplement Dates
------------------------------------------------------------------------------------------------------------------------------------
Accumulator(R)        9/15/03            9/15/03(10); 11/24/03; 12/5/03;          9/15/03            9/15/0310); 11/24/03; 12/5/03;
Elite(SM)                                1/23/04; 2/2/04; 2/10/04; 2/23/04(7);                       2/2/04; 1/23/04; 2/10/04;
(2004 Series)                            8/4/04; 8/10/04; 12/13/04; 12/31/04                         2/23/04(7); 4/23/04; 8/4/04;
                                                                                                     8/10/04; 12/13/04;12/31/04
                      --------------------------------------------------------------------------------------------------------------
                      5/1/04             7/1/04; 7/19/04; 8/4/04; 8/10/04;        5/1/04             7/1/04; 7/19/04; 8/4/04;
                                         10/25/04(11); 12/10/04(5); 12/13/04;                        8/10/04; 10/25/04(11);
                                         12/21/04; 12/31/04                                          12/10/04(5); 12/13/04;
                                                                                                     12/21/04; 12/31/04
------------------------------------------------------------------------------------------------------------------------------------
Accumulator(R)         11/17/00          2/9/01; 3/19/01; 7/30/01(5); 9/1/01;     5/15/00            9/1/00; 9/6/00; 2/9/01;
Advisor(SM)                              12/14/01; 1/14/02; 2/22/02; 7/15/02;                        7/30/01(5); 9/1/01; 12/14/01;
                                         8/20/02; 11/11/02; 1/6/03; 2/20/03;                         1/14/02; 2/22/02; 7/15/02;
                                         5/15/03; 8/15/03; 11/24/03; 2/1/04;                         8/20/02; 1/6/03; 2/20/03;
                                         8/4/04; 12/13/04                                            5/15/03; 8/15/03; 11/24/03;
                                                                                                     2/1/04; 8/4/04; 12/13/04
                      --------------------------------------------------------------------------------------------------------------
                      5/1/01             9/1/01; 12/14/01; 1/14/02; 2/22/02;      5/1/01             9/1/01; 12/14/01; 1/14/02;
                                         7/15/02; 8/20/02; 11/11/02; 1/6/03;                         2/22/02; 7/15/02; 8/20/02;
                                         2/20/03; 5/15/03; 8/15/03; 11/24/03;                        1/6/03; 2/20/03; 5/15/03;
                                         2/1/04; 8/4/04; 12/13/04                                    8/15/03; 11/24/03; 2/1/04;
                                                                                                     8/4/04; 12/13/04
                      --------------------------------------------------------------------------------------------------------------
                      5/1/02             5/1/02; 7/15/02; 8/20/02; 11/11/02;      5/1/02             7/15/02; 8/5/02; 8/20/02;
                                         1/6/03; 2/20/03; 5/15/03; 8/15/03;                          12/16/02; 1/6/03; 2/20/03;
                                         11/24/03; 2/1/04 ; 8/4/04; 12/13/04                         5/15/03; 8/15/03; 11/24/03;
                                                                                                     2/1/04 ; 8/4/04; 12/13/04
                      --------------------------------------------------------------------------------------------------------------
                      5/1/03             5/15/03; 8/15/03; 11/24/03; 12/23/03;    5/1/03             5/15/03; 8/15/03; 11/24/03;
                                         2/1/04; 2/10/04; 8/4/04;12/13/04                            12/23/03; 2/1/04; 2/10/04;
                                                                                                     8/4/04; 12/13/04
                      --------------------------------------------------------------------------------------------------------------
                      5/1/04             7/1/04; 8/4/04; 10/25/04; 12/10/04;      5/1/04             7/1/04; 8/4/04; 10/25/04;
                                         12/13/04                                                    12/10/04; 12/13/04
------------------------------------------------------------------------------------------------------------------------------------
Accumulator(R)         N/A               N/A                                      9/2/99
Express(SM)                                                                       10/18/99
                                                                                  5/1/00             9/1/00; 9/6/00; 2/9/01;
                                                                                                     7/30/01(5); 9/1/01; 12/14/01;
                                                                                                     1/14/02; 2/22/02; 7/15/02;
                                                                                                     8/20/02; 1/6/03; 5/15/03;
                                                                                                     8/15/03; 11/24/03; 2/1/04;
                                                                                                     8/4/04; 12/13/04
                                                                                  --------------------------------------------------
                                                                                  5/1/01             7/30/01(5); 9/1/01; 1/14/02;
                                                                                                     2/22/02; 7/15/02; 8/20/02;
                                                                                                     1/6/03; 5/15/03; 8/15/03;
                                                                                                     11/24/03; 2/1/04; 8/4/04;
                                                                                                     12/13/04
                                                                                  --------------------------------------------------
                                                                                  5/1/03             5/15/03; 8/15/03; 11/24/03;
                                                                                                     12/23/03; 2/1/04; 2/10/04;
                                                                                                     8/4/04; 12/13/04
------------------------------------------------------------------------------------------------------------------------------------




(1)  applies to Accumulator(R) contracts issued in Oregon only.

(2)  applies to Accumulator(R) Select(SM) only.

(3)  applies to non-2002 Series only.

(4)  applies to 2002 Series only.

(5)  applies to contracts issued in Washington only.

(6) applies to Accumulator(R) Select(SM) and Select(SM) II contracts issued in New York only.

(7)  applies to contracts issued in New York only.

(8)  applies to Accumulator(R) only.




                                                                    Appendix I 5

(9) There are two supplements dated 9/15/03 for Accumulator(R) and Accumulator(R) Select(SM).

(10) There are three supplements dated 9/15/03 for Accumulator(R)Elite(SM).

(11) There are three supplements dated 10/25/04 that apply to 2004 Series.

(12) applies to Accumulator(R) Plus(SM) contracts issued in Oregon only.


6 Appendix I

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            Page


Custodian and Independent Registered Public Accounting Firm                  2
Distribution of the Contracts                                                2
Calculating Unit Values                                                      2
Condensed Financial Information                                              2
Financial Statements                                                         3


How to obtain an Accumulator(R) Statement of Additional Information

Send this request form to:
 Accumulator(R)
 P.O. Box 1547 Secaucus, NJ 07096-1547


--------------------------------------------------------------------------------


Please send me a combined Accumulator(R) series SAI dated May 1, 2005



--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City                      State           Zip






(SAI 4ACS(5/03))

AXA Equitable Life Insurance Company

STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2005 FOR

o Accumulator(R)
o Income Manager Accumulator(R)
o Income Manager(R) Rollover IRA
o Accumulator(R) (IRA, NQ, QP)
o Accumulator(R) Express(SM)
o Accumulator(R) Advisor(SM)
o Accumulator(R) Elite(SM)
o Accumulator(R) Elite II(SM)
o Accumulator(R) Plus(SM)
o Accumulator(R) Select(SM)
o Accumulator(R) Select(SM) II


AXA Equitable Life Insurance Company
1290 Avenue of the Americas
New York, New York 10104




--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Accumulator(R) Prospectuses and/or supplements, dated May 1, 2005. These Prospectuses provide detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account No. 45 and Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.

On September 7, 2004, our name was changed from "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company."


A copy of each Prospectus and supplement is available free of charge by writing the processing office (Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.



TABLE OF CONTENTS

Custodian and Independent Registered Public Accounting Firm                  2

Distribution of the Contracts                                                2

Calculating Unit Values                                                      2

Condensed Financial Information                                              2

Financial Statements                                                         3


             Copyright 2005 AXA Equitable Life Insurance Company.
All rights reserved. Accumulator(R) is a registered service mark of AXA
                       Equitable Life Insurance Company.

SAI 13A
                                                                          x01004

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account No. 45 and Separate Account No. 49.

The financial statements of each Separate Account as of December 31, 2004 and for the periods ended December 31, 2004 and 2003, and the consolidated financial statements of AXA Equitable as of December 31, 2004 and 2003 and for each of the three years ended December 31, 2004 incorporated in this SAI have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


DISTRIBUTION OF CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account Nos. 45 and 49, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2004, 2003 and 2002. AXA Equitable paid AXA Advisors as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account Nos. 45 and 49, $567,991,463 in 2004, $562,696,578 in 2003 and
$536,113,253 in 2002. Of these amounts, AXA Advisors retained $289,050,171, $287,344,634 and $283,213,274, respectively.

Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 49, AXA Equitable paid AXA Distributors, LLC distribution fees of $418,189,861 for 2004, $429,871,011 for 2003 and $228,077,343 for 2002, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 49. Of these amounts, for each of these three years, AXA Distributors, LLC retained $57,065,006, $84,547,116 and $59,543,803, respectively.

CALCULATING UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. Unit values vary based on the amount of charges we deduct from the variable investment options.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

                                   ( a )
                                   ( - ) - c
                                   ( b )

where:

(a) is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by EQ Advisors Trust, AXA Premier VIP Trust, The Universal Institutional Funds, Inc. or Barr Rosenberg Variable Insurance Trust, (the "Trusts") as applicable.

(b) is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c) is the daily mortality and expense risks charge, administrative charge and any applicable distribution charge relating to the contracts, times the number of calendar days in the valuation period.

Illustration of changes in annuity unit values

To show how we determine variable annuity payments from month to month, assume that the account value on the date annuity payments are to begin is enough to fund an annuity with a monthly payment of $363. Also assume that the annuity unit value for the valuation period that includes the due date of the first annuity payment is $1.05. The number of annuity units credited under the contract would be 345.71 (363 divided by 1.05 = 345.71).

If the fourth monthly payment is due in March, and the average annuity unit value for January was $1.10, the annuity payment for March would be the number of units (345.71) times the average annuity unit value ($1.10), or $380.28. If the average annuity unit value was $1 in February, the annuity payment for April would be 345.71 times $1, or $345.71.


CONDENSED FINANCIAL INFORMATION

The following tables set forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after December 31, 2004. The tables show unit values based on the specified separate account charges that would apply to any contract or investment option to which this SAI relates, except those unit values based on the lowest and highest charges. The tables also show the total number of units outstanding for all contracts to which this SAI relates. Please refer to your May 1, 2005 supplement for a presentation of the unit values and units outstanding, based on the lowest and highest charges that would apply to the underlying portfolios.

The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts 45 and 49 with the daily asset charge of 1.35%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



------------------------------------------------------------------------------------------------------------------------------------
                                                                  For the years ending December 31,
                                           -----------------------------------------------------------------------------------------
                                            2004       2003        2002         2001       2000       1999       1998       1997
------------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 10.62        --          --          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                   51        --          --          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                  688        --          --          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 10.29        --          --          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                  131        --          --          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                  237        --          --          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 10.39        --          --          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                  150        --          --          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                  426        --          --          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 44.24   $ 41.25     $ 35.10     $ 40.77          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                3,361     3,674       3,926       2,511          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                1,132       732         407         289          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 10.63        --          --          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                  256        --          --          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                1,617        --          --          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 53.88   $ 48.73     $ 35.92     $ 51.19     $ 69.35     $ 81.12     $ 69.37    $ 70.28
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                  334       375         404         513         595         553         293         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                  710       812         899       1,101       1,253       1,163         939        380
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 11.19   $ 10.92     $ 10.67          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                1,247     1,242       1,119          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                1,011     1,187       1,217          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 11.04   $  9.98     $  7.90          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                  484       378         205          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                  567       383         235          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 29.46   $ 27.48     $ 22.73     $ 23.74     $ 23.90     $ 26.59     $ 27.96    $ 29.96
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                1,318     1,384       1,316       1,516       1,616       1,539         801         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                3,408     3,959       3,827       4,307       4,697       5,048       4,521      1,256
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 12.03   $ 10.34     $  7.81          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                  456       377         183          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                  704       494         118          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 10.45   $  9.66     $  7.64          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                  201       230         166          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                  253       248         169          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $  9.20   $  8.74     $  6.79          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                  449       410         275          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                  801       802         305          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



------------------------------------------------------------------------------------------------------------------------------------
                                                                  For the years ending December 31,
                                          ------------------------------------------------------------------------------------------
                                            2004       2003        2002         2001       2000       1999       1998       1997
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  11.54  $  10.23    $   7.91          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                  503       429         344          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                1,102       698         384          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $   9.45  $   8.58    $   6.20          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                  806       761         429          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                1,078     1,104         369          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  11.62  $  10.22    $   7.37          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                  904       765         486          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                1,203       820         388          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $   9.12  $   8.81    $   5.66          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                1,028       278          44          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                1,493       571         264          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 237.75  $ 211.19    $ 143.14    $ 217.65    $ 247.21    $ 292.20    $ 237.18   $ 186.29
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                1,044     1,145       1,240       1,555       1,775       1,434         550         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                1,384     1,588       1,770       2,160       2,453       2,344       1,542        434
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  28.28  $  25.51    $  19.83    $  25.52    $  26.28    $  24.51    $  20.99         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                5,306     5,870       6,485       7,830       7,903       5,956       1,853         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                  971       776         383          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate
    Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  18.65  $  18.54    $  18.40    $  17.18    $  16.14    $  15.03    $  15.25         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                2,322     2,993       4,099       3,288       2,333       2,057         929         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                1,348     1,651       1,739          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  13.29  $  11.40    $   8.55    $   9.64    $  12.74    $  16.81    $  12.40         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                3,816     4,111       3,907         737         839         591         166         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                2,475     2,639         208          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $   6.28  $   5.88    $   4.84    $   7.12    $   9.49    $  11.79          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                6,276     7,382       8,409      10,884      12,132       6,304          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                9,271    10,777      12,339      15,780      17,298       8,614          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  15.89  $  15.53    $  15.20          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                  460       434         430          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                  603       631         552          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  15.36  $  13.66    $   9.83    $  14.28    $  16.68    $  14.88    $  11.82   $  12.54
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                1,733     2,001       2,020       2,115       2,156       1,264         775         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                5,465     6,324       6,943       8,170       9,189       6,912       6,101      2,521
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $   7.63        --          --          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                   68        --          --          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                   29        --          --          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  14.41  $  12.88    $  10.14    $  11.90    $  11.70    $  12.10    $  11.84         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                3,317     3,362       3,350       2,847          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                9,491    10,036      10,473      10,569      10,105       9,428       5,696         --
------------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



------------------------------------------------------------------------------------------------------------------------------------
                                                                For the years ending December 31,
                                          ------------------------------------------------------------------------------------------
                                            2004       2003        2002         2001       2000       1999       1998       1997
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $  5.66        --          --          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                   87        --          --          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                  345        --          --          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $  8.12   $  7.94     $  6.29     $  8.67          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                   55        39          29          10          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                  258       189          89           6          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 11.94   $ 11.46     $  9.38     $ 12.90    $  17.32    $  21.35    $  16.61    $ 12.35
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                   19        20          13          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                9,529    11,360      13,307      16,512      19,069      17,154      10,072      2,581
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 10.68   $  9.53     $  7.29     $  8.69    $  11.14    $  13.96          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                  425       279         133          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                4,078     3,761       3,093       3,210       3,230       1,477          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 11.30   $ 10.33     $  7.97     $ 10.72    $  11.09    $  10.61          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                2,835     3,037       3,265         231         174          72          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)               15,697    17,536      18,971       2,208       2,064         982          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 11.10   $ 10.29     $  7.65     $ 10.15    $  10.50    $  10.28          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                1,192     1,043         812         376         298         126          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                6,079     6,120       5,353       5,372       4,745       2,907          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 25.63   $ 23.57     $ 18.69     $ 24.41    $  28.18    $  31.67    $  26.73    $ 21.21
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                3,163     3,443       3,683       4,413       4,923          16           2         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                9,685    10,779      11,356      12,941      14,537          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $  8.33   $  7.89     $  5.79     $  7.72    $   9.43    $  10.82          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                  431       286         184         161         164         139          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                  573       552         243         140         136          91          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 11.14   $  9.73     $  6.87     $  8.54    $  10.00          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                1,605     1,435         951         493          82          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                2,883     2,874       2,717       2,307         638          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
  Unit value                               $ 14.40   $ 12.39     $  9.42     $ 11.20    $  10.92    $  10.53    $  10.48         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                2,500     2,709       2,863       2,091       1,080         972         560         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                2,481     2,639       3,169       2,256         223          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 13.84   $ 13.48     $ 13.22     $ 12.23    $  11.48    $  10.44    $  10.76         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                1,021       985         903          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)               10,774    12,484      14,961      14,916      13,606      12,838       8,661         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JP Morgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 13.20   $ 12.07     $  9.64     $ 12.08    $  13.14    $  12.47    $  12.82    $ 11.52
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                1,375     1,530       1,663       1,936       2,045       2,057         867         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)               16,352    18,895      21,846      25,574      28,008      29,522      24,343      8,113
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $  6.02   $  5.44     $  4.39     $  6.38    $   8.39          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                  503       566         552         575         258          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                1,149     1,266       1,590       1,490         745          --          --         --
------------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



------------------------------------------------------------------------------------------------------------------------------------
                                                               For the years ending December 31,
                                         -------------------------------------------------------------------------------------------
                                             2004     2003        2002        2004        2003       2002       2001        2000
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 16.63   $ 14.39    $  10.62    $  12.50    $  10.76    $  9.20    $  9.17          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                  986       840         665          --          --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                6,654     7,289       7,825       7,755       7,215      6,774      4,733          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 13.95   $ 12.80    $   9.89    $  11.34          --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                1,467     1,522         767          14          --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                2,102     2,058       1,041         155          --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 19.96   $ 18.30    $  14.14    $  17.20    $  16.52    $ 14.98    $ 12.76     $ 11.60
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                3,230     3,348       3,538       3,681       3,305      2,567      1,009          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                4,699     4,955       5,160       5,603       5,888      5,766      4,389       1,182
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 16.89   $ 14.08    $  11.14    $  13.55    $  17.50    $ 20.23    $ 12.80     $ 10.86
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                1,244     1,181       1,196          --          --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                9,124    10,329      12,054      14,032      15,833     13,783     10,607       4,609
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 13.19   $ 11.88    $   9.31    $  14.37    $  22.09    $ 27.59    $ 16.10     $ 12.13
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                4,453     5,082       5,638       7,229       8,254      6,114      1,942          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                8,228     9,491      10,806      13,726      16,073     13,671      9,117       3,327
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $  8.98   $  8.17    $   6.79    $   8.71    $  10.51    $ 10.72         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                  635       715         776         948       1,014        550         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                5,835     6,684       6,910       8,228       8,940      6,033         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 28.18   $ 28.34    $  28.57    $  28.61    $  28.00    $ 26.78    $ 25.92     $ 25.00
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                1,221     1,537       2,299       2,501       1,860      2,900      1,566          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                2,938     3,834       5,633       6,273       5,065      7,278      5,158       1,153
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $  4.43        --          --          --          --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                    3        --          --          --          --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                   20        --          --          --          --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 14.35   $ 12.36    $   8.59    $  11.01    $  10.94    $ 11.48    $  9.64          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                1,073     1,030         859         899         989        756        284          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                2,622     3,320       2,817       3,131       3,340      2,922      1,610          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 22.79        --          --          --          --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                   31        --          --          --          --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                   72        --          --          --          --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 16.99        --          --          --          --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                   10        --          --          --          --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                   17        --          --          --          --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $  5.16        --          --          --          --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                   14        --          --          --          --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                   41        --          --          --          --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 10.64   $  8.72    $   5.67    $   6.11    $   6.53    $ 11.04    $  5.72          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of
    units outstanding (000's)                1,948     1,871       1,807       1,765       2,063      1,267        177          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of
    units outstanding (000's)                3,845     4,287       3,992       4,501       4,990      3,859      1,805          --
------------------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts 45 and 49 with the daily asset charge of 1.55%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



----------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                            ----------------------------------------------------------
                                                                 2004         2003        2002       2001       2000
----------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.60          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          40          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         120          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.27          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         140          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         286          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.38          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         137          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         279          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 42.57     $ 39.77     $ 33.91     $ 39.47          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,498       2,668       2,816       1,417          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         659         461         279         110          --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 51.85     $ 46.99     $ 34.70     $ 49.56     $ 67.28
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          88          99         102         118          36
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         181         211         241         249         106
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.13     $ 10.88     $ 10.65          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,721       1,778       1,483          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,470       1,625       1,594          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.98     $  9.94     $  7.88          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         473         420         347          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         565         375         264          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 28.41     $ 26.55     $ 22.00     $ 23.03     $ 23.23
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,146       1,144       1,013         696         145
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,924       2,218       1,906       1,632         432
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.96     $ 10.30     $  7.79          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         473         456         346          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         411         323         108          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.39     $  9.62     $  7.63          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         382         403         338          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         397         296         201          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.15     $  8.71     $  6.77          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         712         701         571          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         930         759         424          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.47     $ 10.18     $  7.89          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         613         560         565          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         809         635         503          --          --
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



----------------------------------------------------------------------------------------------------------------------
                                                                        For the years ending December 31,
                                                            ----------------------------------------------------------
                                                                2004       2003       2002        2001         2000
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $   9.40   $   8.54   $   6.19           --           --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,099      1,103        768           --           --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        773        720        427           --           --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  11.54   $  10.18   $   7.35           --           --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        995        827        678           --           --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        720        545        364           --           --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $   9.07   $   8.77   $   5.65           --           --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      2,185        284        150           --           --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      3,478        278        386           --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 224.21   $ 199.56   $ 135.53     $ 206.51     $ 235.03
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        469        489        510          468          217
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        430        484        521          499          204
----------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  27.65   $  24.98   $  19.46     $  25.10     $  25.90
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      4,595      5,025      5,500        4,363        1,223
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        589        535        298           --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  18.13   $  18.07   $  17.97     $  16.81     $  15.83
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      3,603      4,546      5,993        2,919          269
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,061      1,357      1,226           --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  13.03   $  11.20   $   8.42     $   9.51     $  12.60
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      3,983      4,195      3,915          702          389
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,008      1,052        135           --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $   6.21   $   5.82   $   4.80     $   7.08     $   9.46
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      5,347      6,234      6,946        6,887        3,355
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     10,421     11,828     13,521       14,217        6,200
----------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  15.54   $  15.21   $  14.92           --           --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        489        495        429           --           --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        480        519        474           --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  15.12   $  13.48   $   9.71     $  14.14     $  16.56
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      3,054      3,346      3,468        2,681          825
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,313      2,809      3,037        2,971        1,248
----------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $   7.53         --         --           --           --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         30         --         --           --           --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         11         --         --           --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  14.21   $  12.72   $  10.04     $  11.80     $  11.63
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      3,414      3,447      3,347        1,416           --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      5,823      6,106      6,520        4,851        1,119
----------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $   5.59         --         --           --           --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         71         --         --           --           --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        306         --         --           --           --
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                            ----------------------------------------------------------
                                                                2004       2003       2002       2001        2000
----------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.03    $  7.87    $  6.25    $  8.63          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         30         38         35          3          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         88        101         79         19          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.75         --         --         --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         25         --         --         --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,815         --         --         --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.56    $  9.44    $  7.23    $  8.65     $ 11.10
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        328        238        100         --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,863      2,832      2,786      2,530       1,050
----------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.18    $ 10.23    $  7.91    $ 10.66     $ 11.05
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,594      1,685      1,728        283         110
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      6,418      6,957      7,543      2,052         628
----------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.97    $ 10.19    $  7.59    $ 10.10     $ 10.47
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,430      1,359      1,058        339         110
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      4,473      4,616      4,470      3,790       1,311
----------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 25.07    $ 23.10    $ 18.36    $ 24.03     $ 27.79
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,508      1,538      1,539      1,082         421
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      4,345      4,750      5,020      4,534       1,524
----------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.23    $  7.80    $  5.74    $  7.67     $  9.39
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        647        514        419        233          39
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        400        500        378        182          47
----------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.04    $  9.67    $  6.84    $  8.52     $  9.99
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      3,046      3,156      2,863      1,550          58
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      4,997      5,343      5,392      4,418         609
----------------------------------------------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 14.18    $ 12.22    $  9.32    $ 11.09     $ 10.84
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      4,357      4,738      5,068      2,457          70
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      3,574      3,783      4,067      3,015         198
----------------------------------------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 13.65    $ 13.32    $ 13.09    $ 12.13     $ 11.41
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,172      1,191      1,232         --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      8,979     10,672     12,695      8,943       1,427
----------------------------------------------------------------------------------------------------------------------
 EQ/JP Morgan Value Opportunities
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.99    $ 11.90    $  9.53    $ 11.97     $ 13.04
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        509        568        620        398          80
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      5,234      6,009      6,939      6,123       1,419
----------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  5.97    $  5.41    $  4.36    $  6.36     $  8.39
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,916      2,241      2,509      1,651         182
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      5,897      6,804      7,940      7,216       1,134
----------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 16.39    $ 14.22    $ 10.51    $ 12.39     $ 10.69
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        837        707        482         --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      3,013      3,182      3,460      2,447         588
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



----------------------------------------------------------------------------------------------------------------------
                                                                        For the years ending December 31,
                                                            ----------------------------------------------------------
                                                                 2004        2003       2002        2001        2000
----------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.86     $ 12.74    $  9.87     $ 11.33          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,261       1,331        616          32          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,251       1,338        701          89          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 19.65     $ 18.05    $ 13.98     $ 17.04     $ 16.40
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,719       2,785      2,900       1,793         275
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,430       1,339      1,334       1,071         299
----------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.63     $ 13.89    $ 11.02     $ 13.42     $ 17.37
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,121       1,114      1,121          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,356       3,673      4,227       4,268       2,110
----------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.99     $ 11.72    $  9.20     $ 14.23     $ 21.92
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,652       1,886      2,080       2,260       1,301
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,867       3,344      3,796       4,345       2,112
----------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.87     $  8.08    $  6.73     $  8.66     $ 10.47
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         599         642        706         584         298
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,788       6,613      7,231       7,160       2,262
----------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 26.87     $ 27.08    $ 27.35     $ 27.44     $ 26.91
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,317       1,572      2,248       2,060         571
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,306       3,186      4,967       4,110         826
----------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  4.38          --         --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3          --         --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           6          --         --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.15     $ 12.21    $  8.50     $ 10.92     $ 10.87
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         783         789        660         361         106
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,001       1,152        974         825         270
----------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 22.05          --         --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          30          --         --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          63          --         --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.44          --         --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           9          --         --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --         --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.10          --         --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           6          --         --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.48     $  8.61    $  5.61     $  6.06     $  6.49
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,556       1,439      1,441       1,014         541
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,515       1,462      1,464       1,482         881
----------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 45 and 49 with the same daily asset charges of 1.60%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



------------------------------------------------------------------------------------------------
                                                                  Years Ended December 31,
                                                            ------------------------------------
                                                                2004        2003        2002
------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.59          --          --
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          24          --          --
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         726          --          --
------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.27          --          --
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          63          --          --
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         686          --          --
------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.37          --          --
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         279          --          --
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         787          --          --
------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 42.17     $ 39.41     $ 33.62
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,400       1,489       1,564
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,907       2,733         598
------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.61          --          --
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         180          --          --
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,664          --          --
------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 51.36     $ 46.56     $ 34.41
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          74          79          66
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         388         429         338
------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.11     $ 10.87     $ 10.64
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,124       1,240       1,234
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       8,293       8,217       3,282
------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.96     $  9.93     $  7.88
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         301         265         189
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,231       1,758         398
------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 28.15     $ 26.32     $ 21.83
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         647         634         511
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,526       5,467       2,248
------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.94     $ 10.29     $  7.79
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         460         371         286
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,160       1,684         553
------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.37     $  9.61     $  7.62
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         255         249         213
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,038       1,850         635
------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.13     $  8.70     $  6.77
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         384         385         283
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,852       4,258       1,299
------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                             Years Ended December 31,
                                                            ----------------------------------------------------------
                                                                2001        2000        1999        1998        1997
----------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 39.15          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,005          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          97          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 49.16     $ 66.77     $ 78.30     $ 67.13     $ 68.19
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          73          65          16          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         402         420         141          16          --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 22.86     $ 23.07     $ 25.73     $ 27.12     $ 29.13
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         500         219          35          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,835       1,211         574         170           2
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



-----------------------------------------------------------------------------------------------------------
                                                                       Years Ended December 31,
                                                            -----------------------------------------------
                                                                2004        2003        2002        2001
-----------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.46    $  10.17   $   7.89           --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         304         297        292           --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,712       3,848      1,272           --
-----------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Growth
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $   9.38    $   8.53   $   6.18           --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         503         538        344           --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,078       5,628      1,488           --
-----------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.53    $  10.17   $   7.35           --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         575         467        381           --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,059       3,927      1,262           --
-----------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $   9.05    $   8.76   $   5.65           --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,346         281         96           --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,725       1,117        205           --
-----------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 220.94    $ 196.75   $ 133.70     $ 203.81
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         275         301        314          380
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         683         689        581          661
-----------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  27.49    $  24.85   $  19.37     $  25.00
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,231       2,534      2,830        3,407
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,420       3,013      1,002           --
-----------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  18.01    $  17.95   $  17.86     $  16.72
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,200       2,818      3,868        2,545
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,326       3,448      2,501           --
-----------------------------------------------------------------------------------------------------------
 EQ/Alliance International
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  12.97    $  11.15   $   8.38     $   9.48
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,745       1,928      1,910          404
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,337       4,026        604           --
-----------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $   6.19    $   5.81   $   4.79     $   7.07
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,283       3,962      4,522        5,608
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      15,822      17,115     16,550       18,765
-----------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  15.45    $  15.13   $  14.85           --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         279         282        347           --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,951       3,122      1,064           --
-----------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  15.07    $  13.43   $   9.69     $  14.11
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,230       1,362      1,384        1,276
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,346       4,534      3,377        3,423
-----------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $   7.51          --         --           --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          11          --         --           --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          22          --         --           --
-----------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  14.16    $  12.68   $  10.01     $  11.78
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,814       1,839      1,712        1,138
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      17,155      15,959      8,615        6,000
-----------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                         Years Ended December 31,
                                                            ---------------------------------------------------
                                                                 2000         1999         1998         1997
---------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
---------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --
---------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Growth
---------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --
---------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value
---------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --
---------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
---------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --
---------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
---------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 232.08     $ 275.01     $ 223.79     $ 176.22
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          310           66           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          618          255           35            1
---------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
---------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  25.80     $  24.13           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        1,662          342           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --
---------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
---------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  15.75     $  14.70           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          486           59           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --
---------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
---------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  12.56     $  16.61           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          302           38           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --
---------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
---------------------------------------------------------------------------------------------------------------
  Unit value                                                  $   9.45     $  11.77           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        4,909        1,112           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       17,412        5,630           --           --
---------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
---------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --
---------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
---------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  16.53     $  14.78     $  11.77     $  12.52
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          718           30           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        3,189          818          211           --
---------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
---------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --
---------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
---------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  11.61     $  12.04     $  11.81           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        3,700        1,532          315           --
---------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



--------------------------------------------------------------------------------------------------------
                                                                     Years Ended December 31,
                                                            --------------------------------------------
                                                                2004       2003       2002       2001
--------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------
  Unit value                                                 $  5.57         --         --         --
--------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         56         --         --         --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        370         --         --         --
--------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.01    $  7.86    $  6.24    $  8.62
--------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         11         25         38          6
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        498        478        128         13
--------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.71    $ 11.27    $  9.24    $ 12.75
--------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         29         39         16         --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,715      2,971      2,171      2,221
--------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
--------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.53    $  9.42    $  7.22    $  8.64
--------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        193        146         59         --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     11,933     10,611      5,973      5,697
--------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.14    $ 10.21    $  7.89    $ 10.65
--------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        867        896        961        166
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     12,694     12,682      9,408      3,151
--------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
--------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.94    $ 10.17    $  7.57    $ 10.09
--------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        805        770        643        337
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     15,720     14,963      8,308      6,886
--------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 24.94    $ 22.99    $ 18.28    $ 23.93
--------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        968      1,030      1,042      1,038
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     11,584     11,512      7,152      6,601
--------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
--------------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.20    $  7.79    $  5.73    $  7.66
--------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        242        184        143         90
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,500      2,016        424        141
--------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.02    $  9.65    $  6.83    $  8.51
--------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,558      1,665      1,471        932
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     11,422     10,509      4,322      2,644
--------------------------------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
--------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 14.13    $ 12.18    $  9.29    $ 11.07
--------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,805      2,005      2,145      1,487
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      7,736      7,229      3,714      2,090
--------------------------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
--------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 13.60    $ 13.28    $ 13.05    $ 12.10
--------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        748        804        702         --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     15,208     16,175     13,419     10,537
--------------------------------------------------------------------------------------------------------
 EQ/JP Morgan Value Opportunities
--------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.94    $ 11.86    $  9.51    $ 11.94
--------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        338        377        359        287
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      5,325      5,701      4,777      4,156
--------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
--------------------------------------------------------------------------------------------------------
  Unit value                                                 $  5.96    $  5.40    $  4.36    $  6.36
--------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,047      1,206      1,333      1,187
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      6,714      6,805      4,722      3,856
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                                       Years Ended December 31,
                                                            --------------------------------------------
                                                                2000        1999        1998        1997
--------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
--------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
--------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
--------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
--------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.16     $ 21.20     $ 16.54     $ 12.33
--------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,658         576         282          --
--------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
--------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.09     $ 13.93          --          --
--------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,514       1,286          --          --
--------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.04     $ 10.60          --          --
--------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         112          13          --          --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,953         987          --          --
--------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
--------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.46     $ 10.26          --          --
--------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         155          31          --          --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,538       2,436          --          --
--------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 27.69          --          --          --
--------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         734          --          --          --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,057          --          --          --
--------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
--------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.38     $ 10.80          --          --
--------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          17           8          --          --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          78           6          --          --
--------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.99          --          --          --
--------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         126          --          --          --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         617          --          --          --
--------------------------------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
--------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.82     $ 10.45          --          --
--------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          87          18          --          --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         251          --          --          --
--------------------------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
--------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.40     $ 10.39     $ 10.73          --
--------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,112       2,026         379          --
--------------------------------------------------------------------------------------------------------
 EQ/JP Morgan Value Opportunities
--------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.02     $ 12.39     $ 12.76     $ 11.50
--------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         124          12          --          --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,755         978         714          17
--------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
--------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.39          --          --          --
--------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         295          --          --          --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,315          --          --          --
--------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.


------------------------------------------------------------------------------------------------
                                                                 Years Ended December 31,
                                                            ------------------------------------
                                                                2004        2003        2002
------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
------------------------------------------------------------------------------------------------
  Unit value                                                 $  16.33    $  14.17     $ 10.49
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         499         370         275
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       7,850       7,354       5,021
------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.84    $  12.72     $  9.86
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         676         685         427
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      11,463      10,296       2,423
------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------
  Unit value                                                 $  19.58    $  17.99     $ 13.94
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,213       1,296       1,419
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,909       4,335       2,235
------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
------------------------------------------------------------------------------------------------
  Unit value                                                 $  16.57    $  13.84     $ 10.98
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         468         487         498
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,077       5,316       3,555
------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------
  Unit value                                                 $  12.94    $  11.68     $  9.18
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,142       1,345       1,556
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,258       4,710       4,661
------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------
  Unit value                                                 $   8.84    $   8.07     $  6.72
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         421         474         474
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       8,941       9,707       8,237
------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------
  Unit value                                                 $  26.55    $  26.78     $ 27.06
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,478       1,911       2,863
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,693       6,370       9,288
------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------
  Unit value                                                 $   4.36          --          --
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3          --          --
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          19          --          --
------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------
  Unit value                                                 $  14.10    $  12.18     $  8.48
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         378         358         240
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        3.996      4,084       1,913
------------------------------------------------------------------------------------------------
 EQ/Small Company Value
------------------------------------------------------------------------------------------------
  Unit value                                                 $  21.86          --          --
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          21          --          --
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          74          --          --
------------------------------------------------------------------------------------------------
 EQ/TCW Equity
------------------------------------------------------------------------------------------------
  Unit value                                                 $  16.30          --          --
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2          --          --
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          19          --          --
------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------
  Unit value                                                 $   5.08          --          --
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           4          --          --
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          69          --          --
------------------------------------------------------------------------------------------------
 EQ/Van Kampen Markets Equity
------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.45    $   8.58     $  5.59
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         860         837         857
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,587       4,232       2,823
------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                            Years Ended December 31,
                                                            --------------------------------------------------------
                                                                2001        2000        1999       1998       1997
--------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  12.37     $ 10.68    $  9.15    $  9.14          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --         --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,274       2,109         98        344          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.33          --         --         --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          24          --         --         --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          78          --         --         --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  17.00     $ 16.37    $ 14.88    $ 12.71     $ 11.58
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,305         431        163         --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,559       1,079        173         --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.39     $ 17.34    $ 20.10    $ 12.75     $ 10.84
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --         --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,126       2,033        771        422           4
--------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  14.20     $ 21.88    $ 27.40    $ 16.03     $ 12.11
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,966       1,834        383         --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,707       5,759      1,680        200           2
--------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   8.64     $ 10.45    $ 10.70         --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         543         359        103         --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       8,655       7,052      2,906         --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  27.16     $ 26.65    $ 25.55    $ 24.80     $ 23.98
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,954       1,882        549         --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      13,759          --      9,875      5,805         349
--------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --         --         --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --         --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --         --         --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.90     $ 10.86    $ 11.42    $  9.61          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         239         113         23         --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,535       1,382        522        211          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --         --         --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --         --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --         --         --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --         --         --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --         --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --         --         --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --         --         --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --         --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --         --         --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Markets Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   6.04     $  6.47    $ 10.97    $  5.70          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         821         715        126         --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,043       2,958        962        203          --
--------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts 49 with the daily asset charge of 1.20%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



----------------------------------------------------------------------------------------
                                                For the years ending December 31,
                                        ------------------------------------------------
                                             2004        2003        2002        2001
----------------------------------------------------------------------------------------
 AXA Aggressive Allocation
----------------------------------------------------------------------------------------
  Unit value                              $  10.63          --          --          --
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)          728          --          --          --
----------------------------------------------------------------------------------------
 AXA Conservative Allocation
----------------------------------------------------------------------------------------
  Unit value                              $  10.31          --          --          --
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)          373          --          --          --
----------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------
  Unit value                              $  10.41          --          --          --
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)          695          --          --          --
----------------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------------
  Unit value                              $  45.53    $  42.39     $ 36.01          --
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        5,029       4,208       1,221          --
----------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------------
  Unit value                              $  10.65          --          --          --
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        3,138          --          --          --
----------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
----------------------------------------------------------------------------------------
  Unit value                              $  55.46    $  50.07     $ 36.85     $ 52.44
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)          269         265         161         153
----------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
----------------------------------------------------------------------------------------
  Unit value                              $  11.24    $  10.96     $ 10.69          --
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)       12,384      12,153       4,285          --
----------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
----------------------------------------------------------------------------------------
  Unit value                              $  11.09    $  10.01     $  7.91          --
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        3,994       3,394         929          --
----------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
----------------------------------------------------------------------------------------
  Unit value                              $  30.28    $  28.20     $ 23.29     $ 24.29
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        4,900       4,511         903         221
----------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
----------------------------------------------------------------------------------------
  Unit value                              $  12.09    $  10.38     $  7.82          --
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        3,660       3,008         923          --
----------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
----------------------------------------------------------------------------------------
  Unit value                              $  10.50    $   9.69     $  7.65          --
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        2,980       2,952       1,004          --
----------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
----------------------------------------------------------------------------------------
  Unit value                              $   9.24    $   8.77     $  6.80          --
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        6,362       5,953       2,130          --
----------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
----------------------------------------------------------------------------------------
  Unit value                              $  11.60    $  10.26     $  7.92          --
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        6,199       5,210       1,722          --
----------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Growth
----------------------------------------------------------------------------------------
  Unit value                              $   9.50    $   8.60     $  6.21          --
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        8,108       7,657       2,602          --
----------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value
----------------------------------------------------------------------------------------
  Unit value                              $  11.67    $  10.25     $  7.38          --
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        5,827       5,443       1,889          --
----------------------------------------------------------------------------------------
 AXA Premier VIP Technology
----------------------------------------------------------------------------------------
  Unit value                              $   9.16    $   8.83     $  5.67          --
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        3,498       1,530         306          --
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                                      For the years ending December 31,
                                          ----------------------------------------------------------
                                             2000        1999        1998        1997        1996
----------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
----------------------------------------------------------------------------------------------------
  Unit value                                    --          --          --          --          --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --          --          --          --
----------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
----------------------------------------------------------------------------------------------------
  Unit value                                    --          --          --          --          --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --          --          --          --
----------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------------------
  Unit value                                    --          --          --          --          --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --          --          --          --
----------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------------------------
  Unit value                                    --          --          --          --          --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --          --          --          --
----------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------------------------
  Unit value                                    --          --          --          --          --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --          --          --          --
----------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
----------------------------------------------------------------------------------------------------
  Unit value                               $ 70.94     $ 82.86     $ 70.74     $ 71.57     $ 65.53
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          185         213         266         279           9
----------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
----------------------------------------------------------------------------------------------------
  Unit value                                    --          --          --          --          --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --          --          --          --
----------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
----------------------------------------------------------------------------------------------------
  Unit value                                    --          --          --          --          --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --          --          --          --
----------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
----------------------------------------------------------------------------------------------------
  Unit value                               $ 24.42     $ 27.13     $ 28.48     $ 30.46     $ 26.09
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          260         329         422         439          24
----------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
----------------------------------------------------------------------------------------------------
  Unit value                                    --          --          --          --          --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --          --          --          --
----------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
----------------------------------------------------------------------------------------------------
  Unit value                                    --          --          --          --          --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --          --          --          --
----------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
----------------------------------------------------------------------------------------------------
  Unit value                                    --          --          --          --          --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --          --          --          --
----------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
----------------------------------------------------------------------------------------------------
  Unit value                                    --          --          --          --          --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --          --          --          --
----------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Growth
----------------------------------------------------------------------------------------------------
  Unit value                                    --          --          --          --          --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --          --          --          --
----------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value
----------------------------------------------------------------------------------------------------
  Unit value                                    --          --          --          --          --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --          --          --          --
----------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
----------------------------------------------------------------------------------------------------
  Unit value                                    --          --          --          --          --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --          --          --          --
----------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



-----------------------------------------------------------------------------------------
                                                 For the years ending December 31,
                                        -------------------------------------------------
                                             2004         2003         2002         2001
-----------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-----------------------------------------------------------------------------------------
  Unit value                              $ 248.43     $ 220.33     $ 149.11     $ 226.39
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)          613          548          222          154
-----------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-----------------------------------------------------------------------------------------
  Unit value                              $  28.77     $  25.91     $  20.11           --
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        5,149        5,046        1,615           --
-----------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government
-----------------------------------------------------------------------------------------
  Securities
-----------------------------------------------------------------------------------------
  Unit value                              $  19.04     $  18.91     $  18.73           --
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        4,043        4,619        1,850           --
-----------------------------------------------------------------------------------------
 EQ/Alliance International
-----------------------------------------------------------------------------------------
  Unit value                              $  13.49     $  11.55     $   8.65           --
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        5,816        5,125        1,285           --
-----------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-----------------------------------------------------------------------------------------
  Unit value                              $   6.34     $   5.92     $   4.86     $   7.15
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        6,068        5,986        2,292           89
-----------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
-----------------------------------------------------------------------------------------
  Unit value                              $  16.17     $  15.77     $  15.42           --
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        4,383        4,326        1,432           --
-----------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-----------------------------------------------------------------------------------------
  Unit value                              $  15.54     $  13.80     $   9.91     $  14.38
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        4,124        4,091        1,279          105
-----------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
-----------------------------------------------------------------------------------------
  Unit value                              $   7.70           --           --           --
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)           19           --           --           --
-----------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-----------------------------------------------------------------------------------------
  Unit value                              $  14.56     $  12.99     $  10.22     $  11.97
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)       15,533       14,531        4,578          114
-----------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------
  Unit value                              $   5.71           --           --           --
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)          216           --           --           --
-----------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------
  Unit value                              $   8.18     $   8.00     $   6.33     $   8.70
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)          782          744          182           --
-----------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-----------------------------------------------------------------------------------------
  Unit value                              $  12.08     $  11.58     $   9.46     $  13.00
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        2,149        2,153          710          193
-----------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-----------------------------------------------------------------------------------------
  Unit value                              $  10.78     $   9.60     $   7.33     $   8.73
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        8,017        6,516        1,628           26
-----------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------
  Unit value                              $  11.40     $  10.41     $   8.01     $  10.76
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        8,080        7,741        2,252           17
-----------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
-----------------------------------------------------------------------------------------
  Unit value                              $  11.19     $  10.36     $   7.69     $  10.20
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)       14,528       13,433        2,981           59
-----------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-----------------------------------------------------------------------------------------
  Unit value                              $  26.06     $  23.92     $  18.94     $  24.71
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        9,053        8,439        2,393           71
-----------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-----------------------------------------------------------------------------------------
  Unit value                              $   8.40     $   7.95     $   5.82           --
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        3,237        2,600          551           --
-----------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                       For the years ending December 31,
                                        --------------------------------------------------------------
                                             2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
------------------------------------------------------------------------------------------------------
  Unit value                              $ 256.74     $ 303.01     $ 245.58     $ 192.60     $ 151.23
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          188          205          230          240            8
------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --           --
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --
------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government
------------------------------------------------------------------------------------------------------
  Securities
------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --           --
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --
------------------------------------------------------------------------------------------------------
 EQ/Alliance International
------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --           --
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --
------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
------------------------------------------------------------------------------------------------------
  Unit value                              $   9.52     $  11.80           --           --           --
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          114           79           --           --           --
------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --           --
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --
------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
------------------------------------------------------------------------------------------------------
  Unit value                              $  16.78     $  14.94     $  11.85     $  12.55           --
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          191           50          102           89           --
------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --           --
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --
------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
------------------------------------------------------------------------------------------------------
  Unit value                              $  11.75     $  12.13     $  11.86           --           --
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           54           46           22           --
------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --           --
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --
------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --           --
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --
------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------
  Unit value                              $  17.41     $  21.43     $  16.65     $  12.37           --
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          235          245          160          124           --
------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
------------------------------------------------------------------------------------------------------
  Unit value                              $  11.17     $  13.97           --           --           --
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           23           15           --           --           --
------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------
  Unit value                              $  11.12     $  10.62           --           --           --
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           10            3           --           --           --
------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
------------------------------------------------------------------------------------------------------
  Unit value                              $  10.53     $  10.29           --           --           --
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            8            7           --           --           --
------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------
  Unit value                              $  28.47           --           --           --           --
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           78           --           --           --           --
------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --           --
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --
------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



------------------------------------------------------------------------------------
                                             For the years ending December 31,
                                        --------------------------------------------
                                            2004        2003       2002       2001
------------------------------------------------------------------------------------
 EQ/FI /Mid Cap
------------------------------------------------------------------------------------
  Unit value                             $  11.21    $  9.78    $  6.89    $  8.56
------------------------------------------------------------------------------------
  Number of units outstanding (000's)      13,609     12,491      2,799         19
------------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
------------------------------------------------------------------------------------
  Unit value                             $  14.57    $ 12.51    $  9.51    $ 11.28
------------------------------------------------------------------------------------
  Number of units outstanding (000's)       9,029      8,508      3,161         37
------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
------------------------------------------------------------------------------------
  Unit value                             $  13.99    $ 13.60    $ 13.32    $ 12.30
------------------------------------------------------------------------------------
  Number of units outstanding (000's)      11,977     11,974      3,674        280
------------------------------------------------------------------------------------
 EQ/JP Morgan Value Opportunities
------------------------------------------------------------------------------------
  Unit value                             $  13.35    $ 12.19    $  9.73    $ 12.16
------------------------------------------------------------------------------------
  Number of units outstanding (000's)       3,942      3,680      1,342        324
------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------
  Unit value                             $   6.06    $  5.47    $  4.40    $  6.39
------------------------------------------------------------------------------------
  Number of units outstanding (000's)       5,744      5,658      2,123         20
------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
------------------------------------------------------------------------------------
  Unit value                             $  16.80    $ 14.55    $ 10.70    $ 12.57
------------------------------------------------------------------------------------
  Number of units outstanding (000's)       8,796      8,124      2,322        111
------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------
  Unit value                             $  14.02    $ 12.84    $  9.91    $ 11.35
------------------------------------------------------------------------------------
  Number of units outstanding (000's)      14,238     13,403      2,875          2
------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------
  Unit value                             $  20.19    $ 18.49    $ 14.26         --
------------------------------------------------------------------------------------
  Number of units outstanding (000's)       6,364      5,670      1,591         --
------------------------------------------------------------------------------------
 EQ/Mercury International Value
------------------------------------------------------------------------------------
  Unit value                             $  17.09    $ 14.22    $ 11.24    $ 13.65
------------------------------------------------------------------------------------
  Number of units outstanding (000's)       4,781      4,396      1,445        154
------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------
  Unit value                             $  13.35    $ 12.00    $  9.39    $ 14.47
------------------------------------------------------------------------------------
  Number of units outstanding (000's)       1,558      1,506        496        147
------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
------------------------------------------------------------------------------------
  Unit value                             $   9.06    $  8.23    $  6.83    $  8.75
------------------------------------------------------------------------------------
  Number of units outstanding (000's)       4,211      4,026        993         77
------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------
  Unit value                             $  29.20    $ 29.33    $ 29.52    $ 29.51
------------------------------------------------------------------------------------
  Number of units outstanding (000's)       1,417      1,972      1,554        256
------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------
  Unit value                             $   4.47         --         --         --
------------------------------------------------------------------------------------
  Number of units outstanding (000's)          13         --         --         --
------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------
  Unit value                             $  14.50    $ 12.48    $  8.66    $ 11.07
------------------------------------------------------------------------------------
  Number of units outstanding (000's)       4,174      3,847      1,053         23
------------------------------------------------------------------------------------
 EQ/Small Company Value
------------------------------------------------------------------------------------
  Unit value                             $  23.37         --         --         --
------------------------------------------------------------------------------------
  Number of units outstanding (000's)          62         --         --         --
------------------------------------------------------------------------------------
 EQ/TCW Equity
------------------------------------------------------------------------------------
  Unit value                             $  17.42         --         --         --
------------------------------------------------------------------------------------
  Number of units outstanding (000's)          19         --         --         --
------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------
  Unit value                             $   5.21         --         --         --
------------------------------------------------------------------------------------
  Number of units outstanding (000's)          12         --         --         --
------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                                     For the years ending December 31,
                                        -----------------------------------------------------------
                                            2000        1999        1998        1997        1996
---------------------------------------------------------------------------------------------------
 EQ/FI /Mid Cap
---------------------------------------------------------------------------------------------------
  Unit value                              $ 10.00          --          --          --          --
---------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           7          --          --          --          --
---------------------------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
---------------------------------------------------------------------------------------------------
  Unit value                              $ 10.98          --          --          --          --
---------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           9          --          --          --          --
---------------------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
---------------------------------------------------------------------------------------------------
  Unit value                              $ 11.54     $ 10.47     $ 10.77          --          --
---------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         141         139          98          --          --
---------------------------------------------------------------------------------------------------
 EQ/JP Morgan Value Opportunities
---------------------------------------------------------------------------------------------------
  Unit value                              $ 13.21     $ 12.52     $ 12.85     $ 11.53          --
---------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         341         423         506         383          --
---------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
---------------------------------------------------------------------------------------------------
  Unit value                              $  8.40          --          --          --          --
---------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          29          --          --          --          --
---------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
---------------------------------------------------------------------------------------------------
  Unit value                              $ 10.81     $  9.23     $  9.18          --          --
---------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          41          20          26          --          --
---------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
---------------------------------------------------------------------------------------------------
  Unit value                                   --          --          --          --          --
---------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
---------------------------------------------------------------------------------------------------
  Unit value                                   --          --          --          --          --
---------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
---------------------------------------------------------------------------------------------------
  Unit value                              $ 17.60     $ 20.32     $ 12.83     $ 10.87          --
---------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         182         199         190         187          --
---------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
---------------------------------------------------------------------------------------------------
  Unit value                              $ 22.21     $ 27.70     $ 16.14     $ 12.14          --
---------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         214         227         176         149          --
---------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
---------------------------------------------------------------------------------------------------
  Unit value                              $ 10.54     $ 10.74          --          --          --
---------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          42          31          --          --          --
---------------------------------------------------------------------------------------------------
 EQ/Money Market
---------------------------------------------------------------------------------------------------
  Unit value                              $ 28.84     $ 27.54     $ 26.62     $ 25.64     $ 24.68
---------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         266         360         329         359         127
---------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
---------------------------------------------------------------------------------------------------
  Unit value                                   --          --          --          --          --
---------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------
 EQ/Small Company Index
---------------------------------------------------------------------------------------------------
  Unit value                              $ 10.99     $ 11.51     $  9.65          --          --
---------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          18          18          18          --          --
---------------------------------------------------------------------------------------------------
 EQ/Small Company Value
---------------------------------------------------------------------------------------------------
  Unit value                                   --          --          --          --          --
---------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------
 EQ/TCW Equity
---------------------------------------------------------------------------------------------------
  Unit value                                   --          --          --          --          --
---------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
---------------------------------------------------------------------------------------------------
  Unit value                                   --          --          --          --          --
---------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



-------------------------------------------------------------------------------------
                                              For the years ending December 31,
                                         --------------------------------------------
                                             2004        2003       2002       2001
-------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-------------------------------------------------------------------------------------
  Unit value                               $ 10.76    $  8.81     $ 5.72     $ 6.15
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)        3,531      2,700        737         43
-------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                                For the years ending December 31,
                                             2000       1999        1998     1997    1996
----------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------
  Unit value                               $ 6.56     $ 11.08     $ 5.73     --      --
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)          55          52         16     --      --
----------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts 49 with the daily asset charge of 1.25%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



------------------------------------------------------------------------
                                       For the years ending December 31,
                                      ----------------------------------
                                             2004       2003
------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------
  Unit value                              $  11.79    $ 10.68
------------------------------------------------------------------------
  Number of units outstanding (000's)        5,189        186
------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------
  Unit value                              $  10.80    $ 10.32
------------------------------------------------------------------------
  Number of units outstanding (000's)        1,608        153
------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------
  Unit value                              $  11.09    $ 10.42
------------------------------------------------------------------------
  Number of units outstanding (000's)        3,924         78
------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------
  Unit value                              $  11.30    $ 10.52
------------------------------------------------------------------------
  Number of units outstanding (000's)       22,917      1,082
------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------
  Unit value                              $  11.78    $ 10.68
------------------------------------------------------------------------
  Number of units outstanding (000's)       20,548        815
------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
------------------------------------------------------------------------
  Unit value                              $  11.82    $ 10.68
------------------------------------------------------------------------
  Number of units outstanding (000's)          354         14
------------------------------------------------------------------------
 AXA Premier VIP Core Bond
------------------------------------------------------------------------
  Unit value                              $  10.44    $ 10.18
------------------------------------------------------------------------
  Number of units outstanding (000's)        2,892        202
------------------------------------------------------------------------
 AXA Premier VIP Health Care
------------------------------------------------------------------------
  Unit value                              $  11.74    $ 10.60
------------------------------------------------------------------------
  Number of units outstanding (000's)        1,325         79
------------------------------------------------------------------------
 AXA Premier VIP High Yield
------------------------------------------------------------------------
  Unit value                              $  11.38    $ 10.60
------------------------------------------------------------------------
  Number of units outstanding (000's)        3,911        371
------------------------------------------------------------------------
 AXA Premier VIP International Equity
------------------------------------------------------------------------
  Unit value                              $  13.09    $ 11.25
------------------------------------------------------------------------
  Number of units outstanding (000's)        1,558         68
------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------------
  Unit value                              $  11.47    $ 10.59
------------------------------------------------------------------------
  Number of units outstanding (000's)          424         26
------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
------------------------------------------------------------------------
  Unit value                              $  11.03    $ 10.47
------------------------------------------------------------------------
  Number of units outstanding (000's)        1,580        113
------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
------------------------------------------------------------------------
  Unit value                              $  12.52    $ 11.08
------------------------------------------------------------------------
  Number of units outstanding (000's)        1,540        106
------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Growth
------------------------------------------------------------------------
  Unit value                              $  11.63    $ 10.54
------------------------------------------------------------------------
  Number of units outstanding (000's)        1,570        142
------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value
------------------------------------------------------------------------
  Unit value                              $  12.52    $ 11.01
------------------------------------------------------------------------
  Number of units outstanding (000's)        1,454        126
------------------------------------------------------------------------
 AXA Premier VIP Technology
------------------------------------------------------------------------
  Unit value                              $  10.70    $ 10.32
------------------------------------------------------------------------
  Number of units outstanding (000's)          969         57
------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



--------------------------------------------------------------------------------
                                               For the years ending December 31,
                                              ----------------------------------
                                                      2004        2003
--------------------------------------------------------------------------------
 EQ/Alliance Common Stock
--------------------------------------------------------------------------------
  Unit value                                        $ 12.32    $ 10.94
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                 5,278        307
--------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
--------------------------------------------------------------------------------
  Unit value                                        $ 12.14    $ 10.93
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                 3,640        209
--------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
--------------------------------------------------------------------------------
  Unit value                                        $ 10.17    $ 10.10
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1,271        119
--------------------------------------------------------------------------------
 EQ/Alliance International
--------------------------------------------------------------------------------
  Unit value                                        $ 13.07    $ 11.20
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1,996         93
--------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
--------------------------------------------------------------------------------
  Unit value                                        $ 11.08    $ 10.36
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                   829         60
--------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
--------------------------------------------------------------------------------
  Unit value                                        $ 10.46    $ 10.21
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1,612         84
--------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
--------------------------------------------------------------------------------
  Unit value                                        $ 12.12    $ 10.77
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1,487        109
--------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
--------------------------------------------------------------------------------
  Unit value                                        $  7.67         --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                    59         --
--------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
--------------------------------------------------------------------------------
  Unit value                                        $ 12.26    $ 10.95
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                 5,206        329
--------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------
  Unit value                                        $  5.69         --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                   224         --
--------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------
  Unit value                                        $ 10.74    $ 10.50
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                   278         17
--------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------
  Unit value                                        $ 10.86    $ 10.42
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                   271         34
--------------------------------------------------------------------------------
 EQ/Capital Guardian International
--------------------------------------------------------------------------------
  Unit value                                        $ 12.55    $ 11.19
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                 3,195        150
--------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------
  Unit value                                        $ 11.75    $ 10.73
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                 2,468        154
--------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
--------------------------------------------------------------------------------
  Unit value                                        $ 11.66    $ 10.80
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                 4,756        338
--------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------
  Unit value                                        $ 11.73    $ 10.77
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                 5,582        374
--------------------------------------------------------------------------------
 EQ/Evergreen Omega
--------------------------------------------------------------------------------
  Unit value                                        $ 11.31    $ 10.70
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1,379         85
--------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR
EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS
BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



-------------------------------------------------------------------
                                               For the years
                                            ending December 31,
                                          -------------------------
                                              2004        2003
-------------------------------------------------------------------
 EQ/FI Mid Cap
-------------------------------------------------------------------
  Unit value                              $ 13.00    $ 11.35
-------------------------------------------------------------------
  Number of units outstanding (000's)       3,775        306
-------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
-------------------------------------------------------------------
  Unit value                              $ 12.87    $ 11.06
-------------------------------------------------------------------
  Number of units outstanding (000's)       2,897        148
-------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
-------------------------------------------------------------------
  Unit value                              $ 10.50    $ 10.21
-------------------------------------------------------------------
  Number of units outstanding (000's)       4,339        252
-------------------------------------------------------------------
 EQ/JP Morgan Value Opportunities
-------------------------------------------------------------------
  Unit value                              $ 12.02    $ 10.98
-------------------------------------------------------------------
  Number of units outstanding (000's)         769         63
-------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-------------------------------------------------------------------
  Unit value                              $ 11.60    $ 10.48
-------------------------------------------------------------------
  Number of units outstanding (000's)         680         55
-------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-------------------------------------------------------------------
  Unit value                              $ 12.66    $ 10.95
-------------------------------------------------------------------
  Number of units outstanding (000's)       3,850        232
-------------------------------------------------------------------
 EQ/Marsico Focus
-------------------------------------------------------------------
  Unit value                              $ 11.55    $ 10.59
-------------------------------------------------------------------
  Number of units outstanding (000's)       4,974        348
-------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-------------------------------------------------------------------
  Unit value                              $ 11.94    $ 10.93
-------------------------------------------------------------------
  Number of units outstanding (000's)       4,028        189
-------------------------------------------------------------------
 EQ/Mercury International Value
-------------------------------------------------------------------
  Unit value                              $ 13.34    $ 11.11
-------------------------------------------------------------------
  Number of units outstanding (000's)       1,602         73
-------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-------------------------------------------------------------------
  Unit value                              $ 11.40    $ 10.25
-------------------------------------------------------------------
  Number of units outstanding (000's)         530         22
-------------------------------------------------------------------
 EQ/MFS Investors Trust
-------------------------------------------------------------------
  Unit value                              $ 11.64    $ 10.58
-------------------------------------------------------------------
  Number of units outstanding (000's)         679         51
-------------------------------------------------------------------
 EQ/Money Market
-------------------------------------------------------------------
  Unit value                              $  9.93    $  9.98
-------------------------------------------------------------------
  Number of units outstanding (000's)       1,335        252
-------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-------------------------------------------------------------------
  Unit value                              $  4.46         --
-------------------------------------------------------------------
  Number of units outstanding (000's)         143         --
-------------------------------------------------------------------
 EQ/Small Company Index
-------------------------------------------------------------------
  Unit value                              $ 12.47    $ 10.73
-------------------------------------------------------------------
  Number of units outstanding (000's)       1,702        121
-------------------------------------------------------------------
 EQ/Small Company Value
-------------------------------------------------------------------
  Unit value                              $ 23.18         --
-------------------------------------------------------------------
  Number of units outstanding (000's)          78         --
-------------------------------------------------------------------
 EQ/TCW Equity
-------------------------------------------------------------------
  Unit value                              $ 17.28         --
-------------------------------------------------------------------
  Number of units outstanding (000's)          53         --
-------------------------------------------------------------------
 EQ/UBS Growth and Income
-------------------------------------------------------------------
  Unit value                              $  5.19         --
-------------------------------------------------------------------
  Number of units outstanding (000's)          96         --
-------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH
VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



--------------------------------------------------------------------
                                                For the years
                                             ending December 31,
                                         ---------------------------
                                               2004        2003
--------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------
  Unit value                               $ 14.04    $ 11.50
--------------------------------------------------------------------
  Number of units outstanding (000's)        1,431         64
--------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
--------------------------------------------------------------------
  Unit value                               $ 11.37         --
--------------------------------------------------------------------
  Number of units outstanding (000's)            4         --
--------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts 45 and 49 with the daily asset charge of 1.35%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



------------------------------------------------------------------------------------------------
                                                               For the years ending December 31,
                                                            ------------------------------------
                                                                2004        2003        2002
------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.62          --          --
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          51          --          --
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         688          --          --
------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.29          --          --
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         131          --          --
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         237          --          --
------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.39          --          --
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         150          --          --
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         426          --          --
------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 44.24     $ 41.25     $ 35.10
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,361       3,674       3,926
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,132         732         407
------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.63          --          --
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         256          --          --
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,617          --          --
------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 53.88     $ 48.73     $ 35.92
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         334         375         404
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         710         812         899
------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.19     $ 10.92     $ 10.67
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,247       1,242       1,119
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,011       1,187       1,217
------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.04     $  9.98     $  7.90
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         484         378         205
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         567         383         235
------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 29.46     $ 27.48     $ 22.73
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,318       1,384       1,316
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,408       3,959       3,827
------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.03     $ 10.34     $  7.81
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         456         377         183
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         704         494         118
------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.45     $  9.66     $  7.64
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         201         230         166
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         253         248         169
------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.20     $  8.74     $  6.79
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         449         410         275
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         801         802         305
------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                            ----------------------------------------------------------
                                                                2001        2000        1999        1998        1997
----------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 40.77          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,511          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         289          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 51.19     $ 69.35     $ 81.12     $ 69.37     $ 70.28
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         513         595         553         293          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,101       1,253       1,163         939         380
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 23.74     $ 23.90     $ 26.59     $ 27.96     $ 29.96
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,516       1,616       1,539         801          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,307       4,697       5,048       4,521       1,256
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



-----------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
                                                            -----------------------------------------------
                                                                2004        2003        2002        2001
-----------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.54    $  10.23   $   7.91           --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         503         429        344           --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,102         698        384           --
-----------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Growth
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $   9.45    $   8.58   $   6.20           --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         806         761        429           --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,078       1,104        369           --
-----------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.62    $  10.22   $   7.37           --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         904         765        486           --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,203         820        388           --
-----------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $   9.12    $   8.81   $   5.66           --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,028         278         44           --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,493         571        264           --
-----------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 237.75    $ 211.19   $ 143.14     $ 217.65
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,044       1,145      1,240        1,555
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,384       1,588      1,770        2,160
-----------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  28.28    $  25.51   $  19.83     $  25.52
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       5,306       5,870      6,485        7,830
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         971         776        383           --
-----------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  18.65    $  18.54   $  18.40     $  17.18
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,322       2,993      4,099        3,288
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,348       1,651      1,739           --
-----------------------------------------------------------------------------------------------------------
 EQ/Alliance International
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.29    $  11.40   $   8.55     $   9.64
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,816       4,111      3,907          737
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,475       2,639        208           --
-----------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $   6.28    $   5.88   $   4.84     $   7.12
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       6,276       7,382      8,409       10,884
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       9,271      10,777     12,339       15,780
-----------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  15.89    $  15.53   $  15.20           --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         460         434        430           --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         603         631        552           --
-----------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  15.36    $  13.66   $   9.83     $  14.28
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,733       2,001      2,020        2,115
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,465       6,324      6,943        8,170
-----------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $   7.63          --         --           --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          68          --         --           --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          29          --         --           --
-----------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  14.41    $  12.88   $  10.14     $  11.90
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,317       3,362      3,350        2,847
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       9,491      10,036     10,473       10,569
-----------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                     For the years ending December 31,
                                                            ---------------------------------------------------
                                                                 2000         1999         1998         1997
---------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
---------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --
---------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Growth
---------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --
---------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value
---------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --
---------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
---------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --
---------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
---------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 247.21     $ 292.20     $ 237.18     $ 186.29
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        1,775        1,434          550           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        2,453        2,344        1,542          434
---------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
---------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  26.28     $  24.51     $  20.99           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        7,903        5,956        1,853           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --
---------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
---------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  16.14     $  15.03     $  15.25           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        2,333        2,057          929           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --
---------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
---------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  12.74     $  16.81     $  12.40           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          839          591          166           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --
---------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
---------------------------------------------------------------------------------------------------------------
  Unit value                                                  $   9.49     $  11.79           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       12,132        6,304           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       17,298        8,614           --           --
---------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
---------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --
---------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
---------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  16.68     $  14.88     $  11.82     $  12.54
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        2,156        1,264          775           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        9,189        6,912        6,101        2,521
---------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
---------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --
---------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
---------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  11.70     $  12.10     $  11.84           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       10,105        9,428        5,696           --
---------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



-------------------------------------------------------------------------------------------------------
                                                             For the years ending December 31,
                                                            -------------------------------------------
                                                               2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-------------------------------------------------------------------------------------------------------
  Unit value                                                 $  5.66         --         --         --
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         87         --         --         --
-------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        345         --         --         --
-------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-------------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.12    $  7.94    $  6.29    $  8.67
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         55         39         29         10
-------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        258        189         89          6
-------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.94    $ 11.46    $  9.38    $ 12.90
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         19         20         13         --
-------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      9,529     11,360     13,307     16,512
-------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.68    $  9.53    $  7.29    $  8.69
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        425        279        133         --
-------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      4,078      3,761      3,093      3,210
-------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.30    $ 10.33    $  7.97    $ 10.72
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      2,835      3,037      3,265        231
-------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     15,697     17,536     18,971      2,208
-------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
-------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.10    $ 10.29    $  7.65    $ 10.15
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,192      1,043        812        376
-------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      6,079      6,120      5,353      5,372
-------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 25.63    $ 23.57    $ 18.69    $ 24.41
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      3,163      3,443      3,683      4,413
-------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      9,685     10,779     11,356     12,941
-------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-------------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.33    $  7.89    $  5.79    $  7.72
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        431        286        184        161
-------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        573        552        243        140
-------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.14    $  9.73    $  6.87    $  8.54
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,605      1,435        951        493
-------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,883      2,874      2,717      2,307
-------------------------------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
-------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 14.40    $ 12.39    $  9.42    $ 11.20
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      2,500      2,709      2,863      2,091
-------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,481      2,639      3,169      2,256
-------------------------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
-------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 13.84    $ 13.48    $ 13.22    $ 12.23
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,021        985        903         --
-------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     10,774     12,484     14,961     14,916
-------------------------------------------------------------------------------------------------------
 EQ/JP Morgan Value Opportunities
-------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 13.20    $ 12.07    $  9.64    $ 12.08
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,375      1,530      1,663      1,936
-------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     16,352     18,895     21,846     25,574
-------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-------------------------------------------------------------------------------------------------------
  Unit value                                                 $  6.02    $  5.44    $  4.39    $  6.38
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        503        566        552        575
-------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,149      1,266      1,590      1,490
-------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
                                                            -----------------------------------------------
                                                                2000        1999        1998        1997
-----------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  17.32    $  21.35    $  16.61     $ 12.35
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      19,069      17,154      10,072       2,581
-----------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.14    $  13.96          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,230       1,477          --          --
-----------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.09    $  10.61          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         174          72          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,064         982          --          --
-----------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.50    $  10.28          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         298         126          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,745       2,907          --          --
-----------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  28.18    $  31.67    $  26.73     $ 21.21
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       4,923          16           2          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      14,537          --          --          --
-----------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $   9.43    $  10.82          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         164         139          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         136          91          --          --
-----------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.00          --          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          82          --          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         638          --          --          --
-----------------------------------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.92    $  10.53    $  10.48          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,080         972         560          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         223          --          --          --
-----------------------------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.48    $  10.44    $  10.76          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      13,606      12,838       8,661          --
-----------------------------------------------------------------------------------------------------------
 EQ/JP Morgan Value Opportunities
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.14    $  12.47    $  12.82     $ 11.52
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,045       2,057         867          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      28,008      29,522      24,343       8,113
-----------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $   8.39          --          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         258          --          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         745          --          --          --
-----------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



------------------------------------------------------------------------------------------------
                                                              For the years ending December 31,
                                                            ------------------------------------
                                                                2004       2003        2002
------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.63    $  14.39    $  10.62
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         986         840         665
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,654       7,289       7,825
------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.95    $  12.80    $   9.89
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,467       1,522         767
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,102       2,058       1,041
------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 19.96    $  18.30    $  14.14
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,230       3,348       3,538
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,699       4,955       5,160
------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.89    $  14.08    $  11.14
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,244       1,181       1,196
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       9,124      10,329      12,054
------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.19    $  11.88    $   9.31
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       4,453       5,082       5,638
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       8,228       9,491      10,806
------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.98    $   8.17    $   6.79
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         635         715         776
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,835       6,684       6,910
------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 28.18    $  28.34    $  28.57
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,221       1,537       2,299
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,938       3,834       5,633
------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------
  Unit value                                                  $  4.43          --          --
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3          --          --
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          20          --          --
------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.35    $  12.36    $   8.59
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,073       1,030         859
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,622       3,320       2,817
------------------------------------------------------------------------------------------------
 EQ/Small Company Value
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 22.79          --          --
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          31          --          --
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          72          --          --
------------------------------------------------------------------------------------------------
 EQ/TCW Equity
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.99          --          --
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          10          --          --
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          17          --          --
------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.16          --          --
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          14          --          --
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          41          --          --
------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.64    $   8.72    $   5.67
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,948       1,871       1,807
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,845       4,287       3,992
------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                        For the years ending December 31,
                                                            ---------------------------------------------------------
                                                                2001        2000        1999       1998       1997
---------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  12.50    $  10.76    $  9.20    $  9.17          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --         --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       7,755       7,215      6,774      4,733          --
---------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.34          --         --         --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          14          --         --         --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         155          --         --         --          --
---------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  17.20    $  16.52    $ 14.98    $ 12.76     $ 11.60
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,681       3,305      2,567      1,009          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,603       5,888      5,766      4,389       1,182
---------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.55    $  17.50    $ 20.23    $ 12.80     $ 10.86
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --         --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      14,032      15,833     13,783     10,607       4,609
---------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  14.37    $  22.09    $ 27.59    $ 16.10     $ 12.13
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       7,229       8,254      6,114      1,942          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      13,726      16,073     13,671      9,117       3,327
---------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   8.71    $  10.51    $ 10.72         --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         948       1,014        550         --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       8,228       8,940      6,033         --          --
---------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  28.61    $  28.00    $ 26.78    $ 25.92     $ 25.00
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,501       1,860      2,900      1,566          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,273       5,065      7,278      5,158       1,153
---------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --         --         --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --         --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --         --         --          --
---------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.01    $  10.94    $ 11.48    $  9.64          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         899         989        756        284          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,131       3,340      2,922      1,610          --
---------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Value
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --         --         --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --         --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --         --         --          --
---------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --         --         --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --         --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --         --         --          --
---------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --         --         --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --         --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --         --         --          --
---------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   6.11    $   6.53    $ 11.04    $  5.72          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,765       2,063      1,267        177          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,501       4,990      3,859      1,805          --
---------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the same daily asset charges of 1.50%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004



--------------------------------------------------------------------------------------------
                                                          For the years ending December 31,
                                                         -----------------------------------
                                                                    2004       2003
--------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
--------------------------------------------------------------------------------------------
  Unit value                                                     $  11.75    $ 10.67
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               5,787        212
--------------------------------------------------------------------------------------------
 AXA Conservative Allocation
--------------------------------------------------------------------------------------------
  Unit value                                                     $  10.77    $ 10.31
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               2,987        213
--------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------------------
  Unit value                                                     $  11.05    $ 10.41
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               6,175        444
--------------------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------------------
  Unit value                                                     $  11.26    $ 10.51
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              30,895      2,029
--------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------
  Unit value                                                     $  11.74    $ 10.67
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              23,331        995
--------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
--------------------------------------------------------------------------------------------
  Unit value                                                     $  11.78    $ 10.67
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                 658         70
--------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
--------------------------------------------------------------------------------------------
  Unit value                                                     $  10.41    $ 10.17
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               4,559        446
--------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
--------------------------------------------------------------------------------------------
  Unit value                                                     $  11.70    $ 10.59
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               2,001        124
--------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
--------------------------------------------------------------------------------------------
  Unit value                                                     $  11.34    $ 10.59
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               6,690        712
--------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
--------------------------------------------------------------------------------------------
  Unit value                                                     $  13.05    $ 11.24
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               2,692        191
--------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
--------------------------------------------------------------------------------------------
  Unit value                                                     $  11.43    $ 10.58
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                 886        108
--------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
--------------------------------------------------------------------------------------------
  Unit value                                                     $  10.99    $ 10.46
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               1,909        136
--------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
--------------------------------------------------------------------------------------------
  Unit value                                                     $  12.48    $ 11.07
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               2,322        116
--------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Growth
--------------------------------------------------------------------------------------------
  Unit value                                                     $  11.59    $ 10.53
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               2,441        274
--------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value
--------------------------------------------------------------------------------------------
  Unit value                                                     $  12.48    $ 11.00
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               2,655        288
--------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
--------------------------------------------------------------------------------------------
  Unit value                                                     $  10.66    $ 10.31
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               1,826        104
--------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004 (CONTINUED)



------------------------------------------------------------------------------------
                                                                For the years
                                                             ending December 31,
                                                            ------------------------
                                                                  2004        2003
------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
------------------------------------------------------------------------------------
  Unit value                                                 $  12.28    $ 10.93
------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          10,684        698
------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
------------------------------------------------------------------------------------
  Unit value                                                 $  12.10    $ 10.93
------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           5,753        452
------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
------------------------------------------------------------------------------------
  Unit value                                                 $  10.14    $ 10.10
------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           2,082        216
------------------------------------------------------------------------------------
 EQ/Alliance International
------------------------------------------------------------------------------------
  Unit value                                                 $  13.03    $ 11.19
------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           2,946        147
------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
------------------------------------------------------------------------------------
  Unit value                                                 $  11.05    $ 10.35
------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             987         80
------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
------------------------------------------------------------------------------------
  Unit value                                                 $  10.42    $ 10.20
------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           2,713        207
------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
------------------------------------------------------------------------------------
  Unit value                                                 $  12.08    $ 10.76
------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           2,272        157
------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
------------------------------------------------------------------------------------
  Unit value                                                 $   7.56         --
------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              91         --
------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
------------------------------------------------------------------------------------
  Unit value                                                 $  12.22    $ 10.94
------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           7,621        544
------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------
  Unit value                                                 $   5.61         --
------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             538         --
------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------
  Unit value                                                 $  10.71    $ 10.49
------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             333          6
------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------
  Unit value                                                 $  10.82    $ 10.41
------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             464         83
------------------------------------------------------------------------------------
 EQ/Capital Guardian International
------------------------------------------------------------------------------------
  Unit value                                                 $  12.51    $ 11.18
------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           3,446        181
------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------
  Unit value                                                 $  11.72    $ 10.72
------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           2,784        143
------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
------------------------------------------------------------------------------------
  Unit value                                                 $  11.62    $ 10.79
------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           5,095        368
------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------
  Unit value                                                 $  11.69    $ 10.77
------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           8,691        620
------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------
  Unit value                                                 $  11.27    $ 10.69
------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           1,795        120
------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004 (CONTINUED)



--------------------------------------------------------------------------------
                                                           For the years
                                                        ending December 31,
                                                       -------------------------
                                                             2004        2003
--------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------
  Unit value                                             $ 12.96    $ 11.34
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                      5,395        415
--------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
--------------------------------------------------------------------------------
  Unit value                                             $ 12.83    $ 11.05
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                      4,167        314
--------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
--------------------------------------------------------------------------------
  Unit value                                             $ 10.46    $ 10.20
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                      6,436        460
--------------------------------------------------------------------------------
 EQ/JP Morgan Value Opportunities
--------------------------------------------------------------------------------
  Unit value                                             $ 11.98    $ 10.97
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                        815         68
--------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
--------------------------------------------------------------------------------
  Unit value                                             $ 11.56    $ 10.47
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                      1,141         54
--------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
--------------------------------------------------------------------------------
  Unit value                                             $ 12.61    $ 10.94
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                      5,755        337
--------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------
  Unit value                                             $ 11.51    $ 10.58
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                      7,104        642
--------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
--------------------------------------------------------------------------------
  Unit value                                             $ 11.90    $ 10.92
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                      6,079        371
--------------------------------------------------------------------------------
 EQ/Mercury International Value
--------------------------------------------------------------------------------
  Unit value                                             $ 13.30    $ 11.10
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                      2,381         55
--------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
--------------------------------------------------------------------------------
  Unit value                                             $ 11.36    $ 10.24
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                        800         49
--------------------------------------------------------------------------------
 EQ/MFS Investors Trust
--------------------------------------------------------------------------------
  Unit value                                             $ 11.60    $ 10.57
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                        742         69
--------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------
  Unit value                                             $  9.89    $  9.97
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                      5,781      1,312
--------------------------------------------------------------------------------
 EQ/Montag & Caldwell
--------------------------------------------------------------------------------
  Unit value                                             $  4.39         --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                        144         --
--------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------
  Unit value                                             $ 12.43    $ 10.72
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                      2,712        208
--------------------------------------------------------------------------------
 EQ/Small Company Value
--------------------------------------------------------------------------------
  Unit value                                             $ 22.23         --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                        190         --
--------------------------------------------------------------------------------
 EQ/TCW Equity
--------------------------------------------------------------------------------
  Unit value                                             $ 16.58         --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                         92         --
--------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------
  Unit value                                             $  5.11         --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                        140         --
--------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004 (CONTINUED)



--------------------------------------------------------------------------------
                                                         For the years
                                                      ending December 31,
                                                     ---------------------------
                                                           2004        2003
--------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------
  Unit value                                           $ 14.00    $ 11.49
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                    2,669        209
--------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
--------------------------------------------------------------------------------
  Unit value                                           $ 11.37         --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                       13         --
--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts 45 and 49 with the daily asset charge of 1.55%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                            ------------------------------------------------------------
                                                                 2004        2003        2002        2001        2000
------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.60          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          40          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         120          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.27          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         140          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         286          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.38          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         137          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         279          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 42.57     $ 39.77     $ 33.91     $ 39.47          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,498       2,668       2,816       1,417          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         659         461         279         110          --
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 51.85     $ 46.99     $ 34.70     $ 49.56     $ 67.28
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          88          99         102         118          36
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         181         211         241         249         106
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.13     $ 10.88     $ 10.65          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,721       1,778       1,483          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,470       1,625       1,594          --          --
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.98     $  9.94     $  7.88          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         473         420         347          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         565         375         264          --          --
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 28.41     $ 26.55     $ 22.00     $ 23.03     $ 23.23
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,146       1,144       1,013         696         145
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,924       2,218       1,906       1,632         432
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.96     $ 10.30     $  7.79          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         473         456         346          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         411         323         108          --          --
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.39     $  9.62     $  7.63          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         382         403         338          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         397         296         201          --          --
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.15     $  8.71     $  6.77          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         712         701         571          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         930         759         424          --          --
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.47     $ 10.18     $  7.89          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         613         560         565          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         809         635         503          --          --
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



----------------------------------------------------------------------------------------------------------------------
                                                                        For the years ending December 31,
                                                            ----------------------------------------------------------
                                                                2004       2003       2002        2001         2000
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $   9.40   $   8.54   $   6.19           --           --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,099      1,103        768           --           --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        773        720        427           --           --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  11.54   $  10.18   $   7.35           --           --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        995        827        678           --           --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        720        545        364           --           --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $   9.07   $   8.77   $   5.65           --           --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      2,185        284        150           --           --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      3,478        278        386           --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 224.21   $ 199.56   $ 135.53     $ 206.51     $ 235.03
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        469        489        510          468          217
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        430        484        521          499          204
----------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  27.65   $  24.98   $  19.46     $  25.10     $  25.90
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      4,595      5,025      5,500        4,363        1,223
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        589        535        298           --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  18.13   $  18.07   $  17.97     $  16.81     $  15.83
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      3,603      4,546      5,993        2,919          269
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,061      1,357      1,226           --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  13.03   $  11.20   $   8.42     $   9.51     $  12.60
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      3,983      4,195      3,915          702          389
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,008      1,052        135           --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $   6.21   $   5.82   $   4.80     $   7.08     $   9.46
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      5,347      6,234      6,946        6,887        3,355
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     10,421     11,828     13,521       14,217        6,200
----------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  15.54   $  15.21   $  14.92           --           --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        489        495        429           --           --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        480        519        474           --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  15.12   $  13.48   $   9.71     $  14.14     $  16.56
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      3,054      3,346      3,468        2,681          825
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,313      2,809      3,037        2,971        1,248
----------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $   7.53         --         --           --           --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         30         --         --           --           --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         11         --         --           --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  14.21   $  12.72   $  10.04     $  11.80     $  11.63
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      3,414      3,447      3,347        1,416           --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      5,823      6,106      6,520        4,851        1,119
----------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $   5.59         --         --           --           --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         71         --         --           --           --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        306         --         --           --           --
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



-------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                            -------------------------------------------------------
                                                                2004       2003       2002       2001        2000
-------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.03    $  7.87    $  6.25    $  8.63          --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         30         38         35          3          --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         88        101         79         19          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.75         --         --         --          --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         25         --         --         --          --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,815         --         --         --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.56    $  9.44    $  7.23    $  8.65     $ 11.10
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        328        238        100         --          --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,863      2,832      2,786      2,530       1,050
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.18    $ 10.23    $  7.91    $ 10.66     $ 11.05
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,594      1,685      1,728        283         110
-------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      6,418      6,957      7,543      2,052         628
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.97    $ 10.19    $  7.59    $ 10.10     $ 10.47
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,430      1,359      1,058        339         110
-------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      4,473      4,616      4,470      3,790       1,311
-------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 25.07    $ 23.10    $ 18.36    $ 24.03     $ 27.79
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,508      1,538      1,539      1,082         421
-------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      4,345      4,750      5,020      4,534       1,524
-------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.23    $  7,80    $  5.74    $  7.67     $  9.39
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        647        514        419        233          39
-------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        400        500        378        182          47
-------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.04    $  9.67    $  6.84    $  8.52     $  9.99
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      3,046      3,156      2,863      1,550          58
-------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      4,997      5,343      5,392      4,418         609
-------------------------------------------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 14.18    $ 12.22    $  9.32    $ 11.09     $ 10.84
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      4,357      4,738      5,068      2,457          70
-------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      3,574      3,783      4,067      3,015         198
-------------------------------------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 13.65    $ 13.32    $ 13.09    $ 12.13     $ 11.41
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,172      1,191      1,232         --          --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      8,979     10,672     12,695      8,943       1,427
-------------------------------------------------------------------------------------------------------------------
 EQ/JP Morgan Value Opportunities
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.99    $ 11.90    $  9.53    $ 11.97     $ 13.04
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        509        568        620        398          80
-------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      5,234      6,009      6,939      6,123       1,419
-------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  5.97    $  5.41    $  4.36    $  6.36     $  8.39
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,916      2,241      2,509      1,651         182
-------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      5,897      6,804      7,940      7,216       1,134
-------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 16.39    $ 14.22    $ 10.51    $ 12.39     $ 10.69
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        837        707        482         --          --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      3,013      3,182      3,460      2,447         588
-------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



----------------------------------------------------------------------------------------------------------------------
                                                                        For the years ending December 31,
                                                            ----------------------------------------------------------
                                                                 2004        2003       2002        2001        2000
----------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.86     $ 12.74    $  9.87     $ 11.33          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,261       1,331        616          32          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,251       1,338        701          89          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 19.65     $ 18.05    $ 13.98     $ 17.04     $ 16.40
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,719       2,785      2,900       1,793         275
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,430       1,339      1,334       1,071         299
----------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.63     $ 13.89    $ 11.02     $ 13.42     $ 17.37
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,121       1,114      1,121          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,356       3,673      4,227       4,268       2,110
----------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.99     $ 11.72    $  9.20     $ 14.23     $ 21.92
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,652       1,886      2,080       2,260       1,301
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,867       3,344      3,796       4,345       2,112
----------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.87     $  8.08    $  6.73     $  8.66     $ 10.47
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         599         642        706         584         298
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,788       6,613      7,231       7,160       2,262
----------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 26.87     $ 27.08    $ 27.35     $ 27.44     $ 26.91
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,317       1,572      2,248       2,060         571
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,306       3,186      4,967       4,110         826
----------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  4.38          --         --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3          --         --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           6          --         --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.15     $ 12.21    $  8.50     $ 10.92     $ 10.87
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         783         789        660         361         106
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,001       1,152        974         825         270
----------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 22.05          --         --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          30          --         --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          63          --         --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.44          --         --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           9          --         --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --         --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.10          --         --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           6          --         --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.48     $  8.61    $  5.61     $  6.06     $  6.49
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,556       1,439      1,441       1,014         541
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,515       1,462      1,464       1,482         881
----------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts 45 and 49 with the same daily asset charges of 1.60%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



------------------------------------------------------------------------------------------------
                                                                 Years Ended December 31,
                                                            ------------------------------------
                                                                2004        2003        2002
------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.59          --          --
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          24          --          --
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         726          --          --
------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.27          --          --
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          63          --          --
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         686          --          --
------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.37          --          --
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         279          --          --
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         787          --          --
------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 42.17     $ 39.41     $ 33.62
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,400       1,489       1,564
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,907       2,733         598
------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.61          --          --
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         180          --          --
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,664          --          --
------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 51.36     $ 46.56     $ 34.41
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          74          79          66
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         388         429         338
------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.11     $ 10.87     $ 10.64
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,124       1,240       1,234
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       8,293       8,217       3,282
------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.96     $  9.93     $  7.88
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         301         265         189
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,231       1,758         398
------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 28.15     $ 26.32     $ 21.83
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         647         634         511
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,526       5,467       2,248
------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.94     $ 10.29     $  7.79
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         460         371         286
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,160       1,684         553
------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.37     $  9.61     $  7.62
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         255         249         213
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,038       1,850         635
------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.13     $  8.70     $  6.77
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         384         385         283
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,852       4,258       1,299
------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                             Years Ended December 31,
                                                            ----------------------------------------------------------
                                                                2001        2000        1999        1998        1997
----------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 39.15          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,005          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          97          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 49.16     $ 66.77     $ 78.30     $ 67.13     $ 68.19
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          73          65          16          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         402         420         141          16          --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 22.86     $ 23.07     $ 25.73     $ 27.12     $ 29.13
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         500         219          35          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,835       1,211         574         170           2
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



----------------------------------------------------------------------------------------------------------
                                                                       Years Ended December 31,
                                                            ----------------------------------------------
                                                                2004        2003        2002        2001
----------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.46    $  10.17   $   7.89           --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         304         297        292           --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,712       3,848      1,272           --
----------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Growth
----------------------------------------------------------------------------------------------------------
  Unit value                                                 $   9.38    $   8.53   $   6.18           --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         503         538        344           --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,078       5,628      1,488           --
----------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value
----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.53    $  10.17   $   7.35           --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         575         467        381           --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,059       3,927      1,262           --
----------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
----------------------------------------------------------------------------------------------------------
  Unit value                                                 $   9.05    $   8.76   $   5.65           --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,346         281         96           --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,725       1,117        205           --
----------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
----------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 220.94    $ 196.75   $ 133.70     $ 203.81
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         275         301        314          380
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         683         689        581          661
----------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  27.49    $  24.85   $  19.37     $  25.00
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,231       2,534      2,830        3,407
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,420       3,013      1,002           --
----------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  18.01    $  17.95   $  17.86     $  16.72
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,200       2,818      3,868        2,545
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,326       3,448      2,501           --
----------------------------------------------------------------------------------------------------------
 EQ/Alliance International
----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  12.97    $  11.15   $   8.38     $   9.48
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,745       1,928      1,910          404
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,337       4,026        604           --
----------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
----------------------------------------------------------------------------------------------------------
  Unit value                                                 $   6.19    $   5.81   $   4.79     $   7.07
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,283       3,962      4,522        5,608
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      15,822      17,115     16,550       18,765
----------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  15.45    $  15.13   $  14.85           --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         279         282        347           --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,951       3,122      1,064           --
----------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  15.07    $  13.43   $   9.69     $  14.11
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,230       1,362      1,384        1,276
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,346       4,534      3,377        3,423
----------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
----------------------------------------------------------------------------------------------------------
  Unit value                                                 $   7.51          --         --           --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          11          --         --           --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          22          --         --           --
----------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  14.16    $  12.68   $  10.01     $  11.78
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,814       1,839      1,712        1,138
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      17,155      15,959      8,615        6,000
----------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                         Years Ended December 31,
                                                            -------------------------------------------------
                                                                 2000         1999         1998         1997
-------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --
-------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Growth
-------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --
-------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value
-------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --
-------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --
-------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 232.08     $ 275.01     $ 223.79     $ 176.22
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          310           66           --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          618          255           35            1
-------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  25.80     $  24.13           --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        1,662          342           --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --
-------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  15.75     $  14.70           --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          486           59           --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --
-------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  12.56     $  16.61           --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          302           38           --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --
-------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $   9.45     $  11.77           --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        4,909        1,112           --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       17,412        5,630           --           --
-------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
-------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --
-------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  16.53     $  14.78     $  11.77     $  12.52
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          718           30           --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        3,189          818          211           --
-------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
-------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --
-------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  11.61     $  12.04     $  11.81           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        3,700        1,532          315           --
-------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



------------------------------------------------------------------------------------------------------
                                                                     Years Ended December 31,
                                                            ------------------------------------------
                                                                2004       2003       2002       2001
------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------
  Unit value                                                 $  5.57         --         --         --
------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         56         --         --         --
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        370         --         --         --
------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.01    $  7.86    $  6.24    $  8.62
------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         11         25         38          6
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        498        478        128         13
------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.71    $ 11.27    $  9.24    $ 12.75
------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         29         39         16         --
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,715      2,971      2,171      2,221
------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.53    $  9.42    $  7.22    $  8.64
------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        193        146         59         --
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     11,933     10,611      5,973      5,697
------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.14    $ 10.21    $  7.89    $ 10.65
------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        867        896        961        166
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     12,694     12,682      9,408      3,151
------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.94    $ 10.17    $  7.57    $ 10.09
------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        805        770        643        337
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     15,720     14,963      8,308      6,886
------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 24.94    $ 22.99    $ 18.28    $ 23.93
------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        968      1,030      1,042      1,038
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     11,584     11,512      7,152      6,601
------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.20    $  7.79    $  5.73    $  7.66
------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        242        184        143         90
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,500      2,016        424        141
------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.02    $  9.65    $  6.83    $  8.51
------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,558      1,665      1,471        932
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     11,422     10,509      4,322      2,644
------------------------------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 14.13    $ 12.18    $  9.29    $ 11.07
------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,805      2,005      2,145      1,487
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      7,736      7,229      3,714      2,090
------------------------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 13.60    $ 13.28    $ 13.05    $ 12.10
------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        748        804        702         --
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     15,208     16,175     13,419     10,537
------------------------------------------------------------------------------------------------------
 EQ/JP Morgan Value Opportunities
------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.94    $ 11.86    $  9.51    $ 11.94
------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        338        377        359        287
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      5,325      5,701      4,777      4,156
------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------
  Unit value                                                 $  5.96    $  5.40    $  4.36    $  6.36
------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,047      1,206      1,333      1,187
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      6,714      6,805      4,722      3,856
------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                                       Years Ended December 31,
                                                            -----------------------------------------------
                                                                2000        1999        1998        1997
-----------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.16     $ 21.20     $ 16.54     $ 12.33
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,658         576         282          --
-----------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.09     $ 13.93          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,514       1,286          --          --
-----------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.04     $ 10.60          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         112          13          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,953         987          --          --
-----------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
-----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.46     $ 10.26          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         155          31          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,538       2,436          --          --
-----------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 27.69          --          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         734          --          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,057          --          --          --
-----------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-----------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.38     $ 10.80          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          17           8          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          78           6          --          --
-----------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-----------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.99          --          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         126          --          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         617          --          --          --
-----------------------------------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
-----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.82     $ 10.45          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          87          18          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         251          --          --          --
-----------------------------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
-----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.40     $ 10.39     $ 10.73          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,112       2,026         379          --
-----------------------------------------------------------------------------------------------------------
 EQ/JP Morgan Value Opportunities
-----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.02     $ 12.39     $ 12.76     $ 11.50
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         124          12          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,755         978         714          17
-----------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-----------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.39          --          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         295          --          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,315          --          --          --
-----------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004.



----------------------------------------------------------------------------------------------------
                                                                 Years Ended December 31,
                                                            ----------------------------------------
                                                                2004        2003        2002
----------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
----------------------------------------------------------------------------------------------------
  Unit value                                                 $  16.33    $  14.17     $ 10.49
----------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         499         370         275
----------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       7,850       7,354       5,021
----------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.84    $  12.72     $  9.86
----------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         676         685         427
----------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      11,463      10,296       2,423
----------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
----------------------------------------------------------------------------------------------------
  Unit value                                                 $  19.58    $  17.99     $ 13.94
----------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,213       1,296       1,419
----------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,909       4,335       2,235
----------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
----------------------------------------------------------------------------------------------------
  Unit value                                                 $  16.57    $  13.84     $ 10.98
----------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         468         487         498
----------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,077       5,316       3,555
----------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
----------------------------------------------------------------------------------------------------
  Unit value                                                 $  12.94    $  11.68     $  9.18
----------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,142       1,345       1,556
----------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,258       4,710       4,661
----------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
----------------------------------------------------------------------------------------------------
  Unit value                                                 $   8.84    $   8.07     $  6.72
----------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         421         474         474
----------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       8,941       9,707       8,237
----------------------------------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------------------------------
  Unit value                                                 $  26.55    $  26.78     $ 27.06
----------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,478       1,911       2,863
----------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,693       6,370       9,288
----------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------
  Unit value                                                 $   4.36          --          --
----------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3          --          --
----------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          19          --          --
----------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------
  Unit value                                                 $  14.10    $  12.18     $  8.48
----------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         378         358         240
----------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        3.996      4,084       1,913
----------------------------------------------------------------------------------------------------
 EQ/Small Company Value
----------------------------------------------------------------------------------------------------
  Unit value                                                 $  21.86          --          --
----------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          21          --          --
----------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          74          --          --
----------------------------------------------------------------------------------------------------
 EQ/TCW Equity
----------------------------------------------------------------------------------------------------
  Unit value                                                 $  16.30          --          --
----------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2          --          --
----------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          19          --          --
----------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
----------------------------------------------------------------------------------------------------
  Unit value                                                 $   5.08          --          --
----------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           4          --          --
----------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          69          --          --
----------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.45    $   8.58     $  5.59
----------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         860         837         857
----------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,587       4,232       2,823
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                            Years Ended December 31,
                                                            ----------------------------------------------------------
                                                                2001        2000        1999       1998       1997
----------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  12.37     $ 10.68    $  9.15    $  9.14          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --         --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,274       2,109         98        344          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.33          --         --         --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          24          --         --         --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          78          --         --         --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  17.00     $ 16.37    $ 14.88    $ 12.71     $ 11.58
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,305         431        163         --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,559       1,079        173         --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.39     $ 17.34    $ 20.10    $ 12.75     $ 10.84
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --         --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,126       2,033        771        422           4
----------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  14.20     $ 21.88    $ 27.40    $ 16.03     $ 12.11
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,966       1,834        383         --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,707       5,759      1,680        200           2
----------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   8.64     $ 10.45    $ 10.70         --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         543         359        103         --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       8,655       7,052      2,906         --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  27.16     $ 26.65    $ 25.55    $ 24.80     $ 23.98
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,954       1,882        549         --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      13,759          --      9,875      5,805         349
----------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --         --         --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --         --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --         --         --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.90     $ 10.86    $ 11.42    $  9.61          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         239         113         23         --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,535       1,382        522        211          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --         --         --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --         --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --         --         --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --         --         --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --         --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --         --         --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --         --         --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --         --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --         --         --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   6.04     $  6.47    $ 10.97    $  5.70          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         821         715        126         --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,043       2,958        962        203          --
----------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the same daily asset charges of 1.65%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004



----------------------------------------------------------------------------
                                                      For the years
                                                   ending December 31,
                                                  --------------------------
                                                       2004          2003
----------------------------------------------------------------------------
 AXA Aggressive Allocation
----------------------------------------------------------------------------
  Unit value                                      $  11.72     $  10.66
----------------------------------------------------------------------------
  Number of units outstanding (000's)                4,674          195
----------------------------------------------------------------------------
 AXA Conservative Allocation
----------------------------------------------------------------------------
  Unit value                                      $  10.75     $  10.31
----------------------------------------------------------------------------
  Number of units outstanding (000's)                1,736          116
----------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
----------------------------------------------------------------------------
  Unit value                                      $  11.03     $  10.41
----------------------------------------------------------------------------
  Number of units outstanding (000's)                3,928          215
----------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------
  Unit value                                      $  11.24     $  10.51
----------------------------------------------------------------------------
  Number of units outstanding (000's)               21,440          970
----------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
----------------------------------------------------------------------------
  Unit value                                      $  11.72     $  10.67
----------------------------------------------------------------------------
  Number of units outstanding (000's)               21,528          560
----------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
----------------------------------------------------------------------------
  Unit value                                      $  11.75     $  10.66
----------------------------------------------------------------------------
  Number of units outstanding (000's)                  210           15
----------------------------------------------------------------------------
 AXA Premier VIP Core Bond
----------------------------------------------------------------------------
  Unit value                                      $  10.38     $  10.16
----------------------------------------------------------------------------
  Number of units outstanding (000's)                2,210          301
----------------------------------------------------------------------------
 AXA Premier VIP Health Care
----------------------------------------------------------------------------
  Unit value                                      $  11.67     $  10.59
----------------------------------------------------------------------------
  Number of units outstanding (000's)                  716           86
----------------------------------------------------------------------------
 AXA Premier VIP High Yield
----------------------------------------------------------------------------
  Unit value                                      $  11.32     $  10.59
----------------------------------------------------------------------------
  Number of units outstanding (000's)                3,135          282
----------------------------------------------------------------------------
 AXA Premier VIP International Equity
----------------------------------------------------------------------------
  Unit value                                      $  13.02     $  11.23
----------------------------------------------------------------------------
  Number of units outstanding (000's)                1,127           65
----------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
----------------------------------------------------------------------------
  Unit value                                      $  11.41     $  10.58
----------------------------------------------------------------------------
  Number of units outstanding (000's)                  456           20
----------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
----------------------------------------------------------------------------
  Unit value                                      $  10.97     $  10.45
----------------------------------------------------------------------------
  Number of units outstanding (000's)                1,141           59
----------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
----------------------------------------------------------------------------
  Unit value                                      $  12.46     $  11.07
----------------------------------------------------------------------------
  Number of units outstanding (000's)                1,455           59
----------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Growth
----------------------------------------------------------------------------
  Unit value                                      $  11.57     $  10.53
----------------------------------------------------------------------------
  Number of units outstanding (000's)                1,381           97
----------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value
----------------------------------------------------------------------------
  Unit value                                      $  12.45     $  10.99
----------------------------------------------------------------------------
  Number of units outstanding (000's)                1,506          103
----------------------------------------------------------------------------
 AXA Premier VIP Technology
----------------------------------------------------------------------------
  Unit value                                      $  10.64     $  10.31
----------------------------------------------------------------------------
  Number of units outstanding (000's)                  675           35
----------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004 (CONTINUED)



--------------------------------------------------------------------------------
                                                          For the years
                                                       ending December 31,
                                                      --------------------------
                                                           2004          2003
--------------------------------------------------------------------------------
 EQ/Alliance Common Stock
--------------------------------------------------------------------------------
  Unit value                                          $ 12.26      $  10.92
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                   2,957           158
--------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
--------------------------------------------------------------------------------
  Unit value                                          $ 12.07      $  10.92
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                   2,227           127
--------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
--------------------------------------------------------------------------------
  Unit value                                          $ 10.12      $  10.09
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                     905            69
--------------------------------------------------------------------------------
 EQ/Alliance International
--------------------------------------------------------------------------------
  Unit value                                          $ 13.00      $  11.19
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                   1,270            66
--------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
--------------------------------------------------------------------------------
  Unit value                                          $ 11.02      $  10.34
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                     595            44
--------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
--------------------------------------------------------------------------------
  Unit value                                          $ 10.40      $  10.20
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                   1,119            95
--------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
--------------------------------------------------------------------------------
  Unit value                                          $ 12.06      $  10.75
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                     913            81
--------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
--------------------------------------------------------------------------------
  Unit value                                          $  7.49            --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                      31            --
--------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
--------------------------------------------------------------------------------
  Unit value                                          $ 12.20      $  10.93
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                   5,080           310
--------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------
  Unit value                                          $  5.55            --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                     208            --
--------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------
  Unit value                                          $ 10.68      $  10.49
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                     194             5
--------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------
  Unit value                                          $ 10.80      $  10.41
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                     273            15
--------------------------------------------------------------------------------
 EQ/Capital Guardian International
--------------------------------------------------------------------------------
  Unit value                                          $ 12.48      $  11.17
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                   3,564           178
--------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------
  Unit value                                          $ 11.69      $  10.72
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                   2,900            86
--------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
--------------------------------------------------------------------------------
  Unit value                                          $ 11.60      $  10.79
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                   4,402           275
--------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------
  Unit value                                          $ 11.67      $  10.76
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                   4,181           204
--------------------------------------------------------------------------------
 EQ/Evergreen Omega
--------------------------------------------------------------------------------
  Unit value                                          $ 11.25      $  10.69
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                   1,146           126
--------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004 (CONTINUED)



--------------------------------------------------------------------------------
                                                        For the years
                                                     ending December 31,
                                                  ------------------------------
                                                         2004          2003
--------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------
  Unit value                                        $ 12.93      $  11.33
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                 3,260           291
--------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
--------------------------------------------------------------------------------
  Unit value                                        $ 12.80      $  11.04
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                 2,213           149
--------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
--------------------------------------------------------------------------------
  Unit value                                        $ 10.44      $  10.20
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                 3,501           284
--------------------------------------------------------------------------------
 EQ/JP Morgan Value Opportunities
--------------------------------------------------------------------------------
  Unit value                                        $ 11.96      $  10.97
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                   473            42
--------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
--------------------------------------------------------------------------------
  Unit value                                        $ 11.54      $  10.46
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                   449            46
--------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
--------------------------------------------------------------------------------
  Unit value                                        $ 12.59      $  10.93
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                 2,979           191
--------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------
  Unit value                                        $ 11.49      $  10.57
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                 5,249           435
--------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
--------------------------------------------------------------------------------
  Unit value                                        $ 11.87      $  10.92
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                 3,020           210
--------------------------------------------------------------------------------
 EQ/Mercury International Value
--------------------------------------------------------------------------------
  Unit value                                        $ 13.27      $  11.09
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1,161            30
--------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
--------------------------------------------------------------------------------
  Unit value                                        $ 11.34      $  10.24
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                   369            29
--------------------------------------------------------------------------------
 EQ/MFS Investors Trust
--------------------------------------------------------------------------------
  Unit value                                        $ 11.58      $  10.57
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                   643            69
--------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------
  Unit value                                        $  9.87      $   9.96
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1,005            42
--------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------
  Unit value                                        $  4.35            --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                    38            --
--------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------
  Unit value                                        $ 12.40      $  10.71
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1,215            79
--------------------------------------------------------------------------------
 EQ/Small Company Value
--------------------------------------------------------------------------------
  Unit value                                        $ 21.68            --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                    76            --
--------------------------------------------------------------------------------
 EQ/TCW Equity
--------------------------------------------------------------------------------
  Unit value                                        $ 16.17            --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                    22            --
--------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------
  Unit value                                        $  5.07            --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                    71            --
--------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004 (CONTINUED)



--------------------------------------------------------------------------------
                                                         For the years
                                                      ending December 31,
                                                   -----------------------------
                                                          2004          2003
--------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------
  Unit value                                         $ 13.97      $  11.48
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                  1,047            46
--------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
--------------------------------------------------------------------------------
  Unit value                                         $ 11.36            --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                      6            --
--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 45 and 49 with the same daily asset charges of 1.70%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004



------------------------------------------------------------------------------------------------
                                                                  For the years ending
                                                                      December 31,
                                                            ------------------------------------
                                                                 2004       2003        2002
------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.72    $ 10.66          --
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         13         --          --
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        656         32          --
------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.74    $ 10.30          --
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          5         --          --
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        281          1          --
------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.02    $ 10.41          --
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        414         84          --
------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------
  Unit value                                                 $ 41.36    $ 38.70     $ 33.05
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          8          9          13
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        893        383          86
------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.71    $ 10.66          --
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,788         46          --
------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
------------------------------------------------------------------------------------------------
  Unit value                                                 $ 50.38    $ 45.72     $ 33.82
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          2          2           2
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         28         10           4
------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.07    $ 10.84     $ 10.63
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         11         19          23
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,424      1,202         628
------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.93    $  9.91     $  7.87
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         10         11           7
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        284        143          57
------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
------------------------------------------------------------------------------------------------
  Unit value                                                 $ 27.64    $ 25.87     $ 21.48
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         14         20          21
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        771        557         125
------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.90    $ 10.27     $  7.78
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          1          1          --
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        806        360         135
------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.34    $  9.59     $  7.61
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          3          3           3
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        272        238         104
------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
------------------------------------------------------------------------------------------------
  Unit value                                                 $  9.10    $  8.68     $  6.76
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         27         27          21
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        876        792         408
------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004 (CONTINUED)



------------------------------------------------------------------------------------------------
                                                                  For the years ending
                                                                      December 31,
                                                            ------------------------------------
                                                                 2004       2003        2002
------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
------------------------------------------------------------------------------------------------
  Unit value                                                $  11.42   $  10.15    $   7.88
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         45         45          36
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,242        726         316
------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Growth
------------------------------------------------------------------------------------------------
  Unit value                                                $   9.35   $   8.52    $   6.18
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          6          8           8
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,055        731         292
------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value
------------------------------------------------------------------------------------------------
  Unit value                                                $  11.49   $  10.15    $   7.34
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         29         30          23
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,011        560         206
------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
------------------------------------------------------------------------------------------------
  Unit value                                                $   9.02   $   8.74    $   5.64
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         15         14          10
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        306         98          14
------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
------------------------------------------------------------------------------------------------
  Unit value                                                $ 214.55   $ 191.26    $ 130.09
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          3          4           6
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         64         29           9
------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
------------------------------------------------------------------------------------------------
  Unit value                                                $  27.18   $  24.60    $  19.19
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         32         39          43
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        549        371         133
------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
------------------------------------------------------------------------------------------------
  Unit value                                                $  17.76   $  17.72    $  17.65
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         67         84         146
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        416        458         259
------------------------------------------------------------------------------------------------
 EQ/Alliance International
------------------------------------------------------------------------------------------------
  Unit value                                                $  12.84   $  11.05    $   8.32
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         13         20          20
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        649        530         142
------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
------------------------------------------------------------------------------------------------
  Unit value                                                $   6.16   $   5.78    $   4.77
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         17         24          22
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        981        856         341
------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
------------------------------------------------------------------------------------------------
  Unit value                                                $  15.27   $  14.97    $  14.71
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         17         14          17
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        555        512         198
------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
------------------------------------------------------------------------------------------------
  Unit value                                                $  14.95   $  13.34    $   9.63
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         20         25          28
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        312        478         121
------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
------------------------------------------------------------------------------------------------
  Unit value                                                $   7.46         --          --
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         59         --          --
------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
------------------------------------------------------------------------------------------------
  Unit value                                                $  14.06   $  12.60    $   9.96
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         49         54          60
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,169      1,481         530
------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004 (CONTINUED)



------------------------------------------------------------------------------------------------
                                                                 For the years ending
                                                                     December 31,
                                                            ------------------------------------
                                                                 2004       2003       2002
------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------
  Unit value                                                 $  5.54         --        --
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --        --
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         15         --        --
------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------
  Unit value                                                 $  7.96    $  7.82   $  6.22
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          1          1        --
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        204        249        42
------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.62    $ 11.20   $  9.19
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --        --
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        160        164        40
------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.47    $  9.38   $  7.19
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --        --
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,926      1,026       282
------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.08    $ 10.16   $  7.86
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          1         --        --
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,200        776       200
------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.87    $ 10.12   $  7.55
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         14         16        10
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,037      1,222       345
------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------
  Unit value                                                 $ 24.66    $ 22.76   $ 18.11
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         13         16        10
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,386      1,074       399
------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.15    $  7.75   $  5.70
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          1          2         4
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        377        218        32
------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.97    $  9.62   $  6.81
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         38         41        39
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,391        883       285
------------------------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
------------------------------------------------------------------------------------------------
  Unit value                                                 $ 14.02    $ 12.10   $  9.24
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         26         31        36
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,007        636       237
------------------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
------------------------------------------------------------------------------------------------
  Unit value                                                 $ 13.50    $ 13.20   $ 12.99
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          8          7         9
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,343      1,175       441
------------------------------------------------------------------------------------------------
 EQ/JP Morgan Value Opportunities
------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.84    $ 11.78   $  9.45
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         11         16        13
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        370        307       128
------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------
  Unit value                                                 $  5.93    $  5.38   $  4.35
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         25         27        24
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         70        561       192
------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004 (CONTINUED)



----------------------------------------------------------------------------------------------
                                                                  For the years ending
                                                                      December 31,
                                                            ----------------------------------
                                                                 2004       2003        2002
----------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
----------------------------------------------------------------------------------------------
  Unit value                                                 $ 16.22    $ 14.09     $ 10.43
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          5          7           8
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        884        641         270
----------------------------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------------------------
  Unit value                                                 $ 13.79    $ 12.69     $  9.85
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         11         16           8
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,938      1,510         386
----------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
----------------------------------------------------------------------------------------------
  Unit value                                                 $ 19.43    $ 17.87     $ 13.86
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         21         25          32
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        802        502         184
----------------------------------------------------------------------------------------------
 EQ/Mercury International Value
----------------------------------------------------------------------------------------------
  Unit value                                                 $ 16.44    $ 13.75     $ 10.92
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          3          6           4
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        522        441         161
----------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
----------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.84    $ 11.60     $  9.12
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          2          5           7
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        149         93          38
----------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
----------------------------------------------------------------------------------------------
  Unit value                                                 $  8.79    $  8.03     $  6.69
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        610        598         229
----------------------------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------------------------
  Unit value                                                 $ 25.92    $ 26.17     $ 26.47
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         15         37          57
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        349        434         630
----------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------
  Unit value                                                 $  4.34         --          --
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         22         --          --
----------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------
  Unit value                                                 $ 14.00    $ 12.10     $  8.44
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         11         10           8
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        575        449         122
----------------------------------------------------------------------------------------------
 EQ/Small Company Value
----------------------------------------------------------------------------------------------
  Unit value                                                 $ 21.50         --          --
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          9         --          --
----------------------------------------------------------------------------------------------
 EQ/TCW Equity
----------------------------------------------------------------------------------------------
  Unit value                                                 $ 16.03         --          --
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          6         --          --
----------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
----------------------------------------------------------------------------------------------
  Unit value                                                 $  5.05         --          --
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --          --
----------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.37    $  8.53     $  5.56
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          6           6
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        609        457          69
----------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004 (CONTINUED)



------------------------------------------------------------------------------------------
                                                                 For the years ending
                                                                     December 31,
                                                            ------------------------------
                                                              2004       2003       2002
------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.36      --         --
------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          1      --         --
------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 45 and 49 with the same daily asset charges of 1.80%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004



----------------------------------------------------------------------------------------
                                                For the years ending December 31,
                                              ------------------------------------------
                                              2004        2003        2002        2001
----------------------------------------------------------------------------------------
 AXA Aggressive Allocation
----------------------------------------------------------------------------------------
  Unit value                              $  10.57          --          --          --
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --          --          --
----------------------------------------------------------------------------------------
 AXA Conservative Allocation
----------------------------------------------------------------------------------------
  Unit value                              $  10.25          --          --          --
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)            6          --          --          --
----------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------
  Unit value                              $  10.35          --          --          --
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)            1          --          --          --
----------------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------------
  Unit value                              $  40.57     $ 38.00     $ 32.48     $ 37.90
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)           35          25          24           7
----------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------------
  Unit value                              $  10.59          --          --          --
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)            1          --          --          --
----------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
----------------------------------------------------------------------------------------
  Unit value                              $  49.42     $ 44.89     $ 33.24     $ 47.59
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)            1           1           1           1
----------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
----------------------------------------------------------------------------------------
  Unit value                              $  11.04     $ 10.82     $ 10.62          --
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)          139         146         211          --
----------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
----------------------------------------------------------------------------------------
  Unit value                              $  10.89     $  9.89     $  7.86          --
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)           38          32          20          --
----------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
----------------------------------------------------------------------------------------
  Unit value                                 27.14     $ 25.43     $ 21.13     $ 22.17
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)           73          57          49          --
----------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
----------------------------------------------------------------------------------------
  Unit value                              $  11.87     $ 10.25     $  7.77          --
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)           23           7           8          --
----------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
----------------------------------------------------------------------------------------
  Unit value                              $  10.31     $  9.57     $  7.61          --
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)           33          28          30          --
----------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
----------------------------------------------------------------------------------------
  Unit value                              $   9.08     $  8.66     $  6.76          --
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)           96          83          60          --
----------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
----------------------------------------------------------------------------------------
  Unit value                              $  11.39     $ 10.13     $  7.87          --
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)           84          81          71          --
----------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Growth
----------------------------------------------------------------------------------------
  Unit value                              $   9.32     $  8.50     $  6.17          --
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)           38          28          23          --
----------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value
----------------------------------------------------------------------------------------
  Unit value                              $  11.46     $ 10.13     $  7.34          --
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)           51          42          35          --
----------------------------------------------------------------------------------------
 AXA Premier VIP Technology
----------------------------------------------------------------------------------------
  Unit value                              $   9.00     $  8.73     $  5.64          --
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)           35           5           5          --
----------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004 (CONTINUED)



-----------------------------------------------------------------------------------------------------
                                                           For the years ending December 31,
                                                  ---------------------------------------------------
                                                        2004         2003         2002         2001
 EQ/Alliance Common Stock
-----------------------------------------------------------------------------------------------------
  Unit value                                        $ 208.33     $ 185.90     $ 126.58     $ 193.35
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      5            5            6            1
-----------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-----------------------------------------------------------------------------------------------------
  Unit value                                        $  26.87     $  24.34     $  19.01           --
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     52           57           52           --
-----------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
-----------------------------------------------------------------------------------------------------
  Unit value                                        $  17.51     $  17.49     $  17.44           --
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     12           18           11           --
-----------------------------------------------------------------------------------------------------
 EQ/Alliance International
-----------------------------------------------------------------------------------------------------
  Unit value                                        $  12.71     $  10.96     $   8.25           --
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     26           30            6           --
-----------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-----------------------------------------------------------------------------------------------------
  Unit value                                        $   6.12     $   5.75     $   4.76     $   7.03
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    339          370          390           81
-----------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
-----------------------------------------------------------------------------------------------------
  Unit value                                        $  15.10     $  14.82     $  14.58           --
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     12           12           15           --
-----------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-----------------------------------------------------------------------------------------------------
  Unit value                                        $  14.83     $  13.25     $   9.57     $  13.98
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     44           48           60            6
-----------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
-----------------------------------------------------------------------------------------------------
  Unit value                                        $   7.42           --           --           --
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           --           --           --
-----------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-----------------------------------------------------------------------------------------------------
  Unit value                                        $  13.96     $  12.53     $   9.91     $  11.68
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    235          245          252           46
-----------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------
  Unit value                                        $   5.50           --           --           --
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           --           --           --
-----------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------
  Unit value                                        $   7.92     $   7.79     $   6.20     $   8.58
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      2            3            3           --
-----------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-----------------------------------------------------------------------------------------------------
  Unit value                                        $  11.52     $  11.12     $   9.14     $  12.63
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     14           16           20           11
-----------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-----------------------------------------------------------------------------------------------------
  Unit value                                        $  10.41     $   9.33     $   7.16     $   8.59
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     70           47           41           10
-----------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------
  Unit value                                        $  11.02     $  10.11     $   7.83     $  10.59
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     82           79           92           18
-----------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
-----------------------------------------------------------------------------------------------------
  Unit value                                        $  10.81     $  10.07     $   7.52     $  10.03
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    113          120          114           21
-----------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-----------------------------------------------------------------------------------------------------
  Unit value                                        $  24.39     $  22.53     $  17.95     $  23.56
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    270          285          297           57
-----------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-----------------------------------------------------------------------------------------------------
  Unit value                                        $   8.10     $   7.71     $   5.68     $   7.61
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      8            9            5            1
-----------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004 (CONTINUED)



-----------------------------------------------------------------------------------
                                            For the years ending December 31,
                                        -------------------------------------------
                                           2004       2003      2002       2001
-----------------------------------------------------------------------------------
 EQ/FI Mid Cap
-----------------------------------------------------------------------------------
  Unit value                              $ 10.92   $  9.58   $  6.80    $  8.49
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)         127       146       130         35
-----------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
-----------------------------------------------------------------------------------
  Unit value                              $ 13.91   $ 12.02   $  9.18    $ 10.96
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)          99       120       127         31
-----------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
-----------------------------------------------------------------------------------
  Unit value                              $ 13.41   $ 13.12   $ 12.92    $ 12.00
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)         242       276       275         78
-----------------------------------------------------------------------------------
 EQ/JP Morgan Value Opportunities
-----------------------------------------------------------------------------------
  Unit value                              $ 12.74   $ 11.70   $  9.40    $ 11.82
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)         108       120       122         32
-----------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-----------------------------------------------------------------------------------
  Unit value                              $  5.91   $  5.36   $  4.34    $  6.34
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)          70        75        75         24
-----------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-----------------------------------------------------------------------------------
  Unit value                              $ 16.10   $ 14.00   $ 10.38    $ 12.27
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)         127       144       158         27
-----------------------------------------------------------------------------------
 EQ/Marsico Focus
-----------------------------------------------------------------------------------
  Unit value                              $ 13.74   $ 12.66   $  9.83    $ 11.32
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)          66        55        41          1
-----------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-----------------------------------------------------------------------------------
  Unit value                              $ 19.27   $ 17.75   $ 13.78    $ 16.84
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)          59        66        67         20
-----------------------------------------------------------------------------------
 EQ/Mercury International Value
-----------------------------------------------------------------------------------
  Unit value                              $ 16.31   $ 13.65   $ 10.86    $ 13.26
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)          68        63        61          9
-----------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-----------------------------------------------------------------------------------
  Unit value                              $ 12.74   $ 11.52   $  9.07    $ 14.07
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)          14        20        20         --
-----------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-----------------------------------------------------------------------------------
  Unit value                              $  8.74   $  7.99   $  6.66    $  8.59
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)          94       111       108         33
-----------------------------------------------------------------------------------
 EQ/Money Market
-----------------------------------------------------------------------------------
  Unit value                              $ 25.31   $ 25.58   $ 25.90    $ 26.05
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)          28        36        75         82
-----------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------
  Unit value                              $  4.31        --        --         --
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)          --        --        --         --
-----------------------------------------------------------------------------------
 EQ/Small Company Index
-----------------------------------------------------------------------------------
  Unit value                              $ 13.90   $ 12.03   $  8.40    $ 10.81
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)          40        41        37         10
-----------------------------------------------------------------------------------
 EQ/Small Company Value
-----------------------------------------------------------------------------------
  Unit value                              $ 21.14        --        --         --
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)          --        --        --         --
-----------------------------------------------------------------------------------
 EQ/TCW Equity
-----------------------------------------------------------------------------------
  Unit value                              $ 15.77        --        --         --
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)          --        --        --         --
-----------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-----------------------------------------------------------------------------------
  Unit value                              $  5.02        --        --         --
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)          --        --        --         --
-----------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004 (CONTINUED)



-----------------------------------------------------------------------------------
                                             For the years ending December 31,
                                         ------------------------------------------
                                            2004       2003      2002       2001
-----------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------
  Unit value                               $ 10.29    $ 8.47    $ 5.53     $ 5.99
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)           32        20        17          1
-----------------------------------------------------------------------------------



FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45
INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm.................. FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2004............... FSA-3
   Statements of Operations for the Year Ended December 31, 2004......... FSA-18
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2004 and 2003.......................................... FSA-25
   Notes to Financial Statements......................................... FSA-37


AXA EQUITABLE LIFE INSURANCE COMPANY


INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm..................  F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2004 and 2003...............  F-2
   Consolidated Statements of Earnings, Years Ended December 31, 2004,
      2003 and 2002......................................................  F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
      Income, Years Ended December 31, 2004, 2003 and 2002...............  F-4
   Consolidated Statements of Cash Flows, Years Ended December 31,
      2004, 2003 and 2002................................................  F-5
   Notes to Consolidated Financial Statements............................  F-7


                                     FSA-1

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 45 of AXA Equitable Life Insurance Company



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 45 at December 31, 2004, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2004 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York
March 31, 2005

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2004


                                                         AXA Aggressive   AXA Conservative   AXA Conservative-Plus
                                                           Allocation        Allocation            Allocation
                                                        ---------------- ------------------ -----------------------
Assets:
Investment in shares of The Trusts, at fair value .....    $2,053,501        $4,533,687            $6,617,624
Receivable for The Trusts shares sold .................            --                --                   127
Receivable for policy-related transactions ............            --                --                    --
                                                           ----------        ----------            ----------
  Total assets ........................................     2,053,501         4,533,687             6,617,751
                                                           ----------        ----------            ----------
Liabilities:
Payable for The Trusts shares purchased ...............            --                --                    --
Payable for policy-related transactions ...............            --                --                   127
                                                           ----------        ----------            ----------
  Total liabilities ...................................            --                --                   127
                                                           ----------        ----------            ----------
Net Assets ............................................    $2,053,501        $4,533,687            $6,617,624
                                                           ==========        ==========            ==========
Net Assets:
Accumulation Units ....................................    $2,040,125        $4,510,961            $6,595,749
Retained by AXA Equitable in Separate Account
 No. 45 ...............................................        13,376            22,726                21,875
                                                           ----------        ----------            ----------
Total net assets ......................................    $2,053,501        $4,533,687            $6,617,624
                                                           ==========        ==========            ==========
Investments in shares of The Trusts, at cost ..........    $1,909,056        $4,467,593            $6,371,650
The Trusts shares held
 Class A ..............................................            --                --                    --
 Class B ..............................................       165,142           419,604               589,592



                                                                                              AXA Premier
                                                         AXA Moderate   AXA Moderate-Plus   VIP Aggressive    AXA Premier
                                                          Allocation        Allocation          Equity       VIP Core Bond
                                                        -------------- ------------------- ---------------- --------------
Assets:
Investment in shares of The Trusts, at fair value .....  $405,816,539      $10,735,402        $60,013,433    $51,948,045
Receivable for The Trusts shares sold .................        62,012               --             17,998         11,858
Receivable for policy-related transactions ............            --              914                 --             --
                                                         ------------      -----------        -----------    -----------
  Total assets ........................................   405,878,551       10,736,316         60,031,431     51,959,903
                                                         ------------      -----------        -----------    -----------
Liabilities:
Payable for The Trusts shares purchased ...............            --              914                 --             --
Payable for policy-related transactions ...............        62,012               --             17,998         11,858
                                                         ------------      -----------        -----------    -----------
  Total liabilities ...................................        62,012              914             17,998         11,858
                                                         ------------      -----------        -----------    -----------
Net Assets ............................................  $405,816,539      $10,735,402        $60,013,433    $51,948,045
                                                         ============      ===========        ===========    ===========
Net Assets:
Accumulation Units ....................................  $402,841,636      $10,700,841        $59,954,125    $51,923,266
Retained by AXA Equitable in Separate Account
 No. 45 ...............................................     2,974,903           34,561             59,308         24,779
                                                         ------------      -----------        -----------    -----------
Total net assets ......................................  $405,816,539      $10,735,402        $60,013,433    $51,948,045
                                                         ============      ===========        ===========    ===========
Investments in shares of The Trusts, at cost ..........  $351,063,009      $10,088,644        $76,346,604    $51,809,369
The Trusts shares held
 Class A ..............................................     2,528,287               --            723,152             --
 Class B ..............................................    23,763,754          876,249          1,676,726      4,986,027

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                           AXA Premier       AXA Premier
                                                         VIP Health Care   VIP High Yield
                                                        ----------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value .....    $16,618,780      $111,054,088
Receivable for The Trusts shares sold .................          2,061                --
Receivable for policy-related transactions ............             --           119,777
                                                           -----------      ------------
  Total assets ........................................     16,620,841       111,173,865
                                                           -----------      ------------
Liabilities:
Payable for The Trusts shares purchased ...............             --           119,777
Payable for policy-related transactions ...............          2,061                --
                                                           -----------      ------------
Total liabilities .....................................          2,061           119,777
                                                           -----------      ------------
 Net Assets ...........................................    $16,618,780      $111,054,088
                                                           ===========      ============
Net Assets:
Accumulation Units ....................................    $16,508,054      $110,923,005
Retained by AXA Equitable in Separate Account
 No. 45 ...............................................        110,726           131,083
                                                           -----------      ------------
Total net assets ......................................    $16,618,780      $111,054,088
                                                           ===========      ============
Investments in shares of The Trusts, at cost ..........    $15,147,621      $120,623,892
The Trusts shares held
 Class A ..............................................             --           748,593
 Class B ..............................................      1,553,282        18,692,865

                                                            AXA Premier       AXA Premier    AXA Premier    AXA Premier
                                                         VIP International   VIP Large Cap    VIP Large    VIP Large Cap
                                                               Equity         Core Equity     Cap Growth       Value
                                                        ------------------- --------------- ------------- --------------
Assets:
Investment in shares of The Trusts, at fair value .....     $19,682,538       $10,293,331    $17,113,669   $19,948,113
Receivable for The Trusts shares sold .................             688             6,522             --         4,104
Receivable for policy-related transactions ............              --                --          1,028            --
                                                            -----------       -----------    -----------   -----------
  Total assets ........................................      19,683,226        10,299,853     17,114,697    19,952,217
                                                            -----------       -----------    -----------   -----------
Liabilities:
Payable for The Trusts shares purchased ...............              --                --          1,028            --
Payable for policy-related transactions ...............             688             6,522             --         4,104
                                                            -----------       -----------    -----------   -----------
Total liabilities .....................................             688             6,522          1,028         4,104
                                                            -----------       -----------    -----------   -----------
 Net Assets ...........................................     $19,682,538       $10,293,331    $17,113,669   $19,948,113
                                                            ===========       ===========    ===========   ===========
Net Assets:
Accumulation Units ....................................     $19,578,816       $10,141,859    $17,016,380   $19,851,631
Retained by AXA Equitable in Separate Account
 No. 45 ...............................................         103,722           151,472         97,289        96,482
                                                            -----------       -----------    -----------   -----------
Total net assets ......................................     $19,682,538       $10,293,331    $17,113,669   $19,948,113
                                                            ===========       ===========    ===========   ===========
Investments in shares of The Trusts, at cost ..........     $15,978,335       $ 8,945,747    $14,291,832   $17,379,337
The Trusts shares held
 Class A ..............................................         723,152                --             --            --
 Class B ..............................................       1,624,097           992,018      1,785,523     1,815,282

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                     AXA Premier     AXA Premier
                                                    VIP Small/Mid   VIP Small/Mid     AXA Premier
                                                      Cap Growth      Cap Value     VIP Technology
                                                   --------------- --------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value    $25,973,318     $34,238,831      $46,996,722
Receivable for The Trusts shares sold ............         1,490         609,529               --
Receivable for policy-related transactions .......            --              --           20,108
                                                     -----------     -----------      -----------
  Total assets ...................................    25,974,808      34,848,360       47,016,830
                                                     -----------     -----------      -----------
Liabilities:
Payable for The Trusts shares purchased ..........            --              --           20,108
Payable for policy-related transactions ..........         1,490         609,529               --
                                                     -----------     -----------      -----------
  Total liabilities ..............................         1,490         609,529           20,108
                                                     -----------     -----------      -----------
Net Assets .......................................   $25,973,318     $34,238,831      $46,996,722
                                                     ===========     ===========      ===========
Net Assets:
Accumulation Units ...............................   $25,890,781     $34,187,761      $46,563,080
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................        82,537          51,070          433,642
                                                     -----------     -----------      -----------
Total net assets .................................   $25,973,318     $34,238,831      $46,996,722
                                                     ===========     ===========      ===========
Investments in shares of The Trusts, at cost .....   $20,707,149     $28,381,063      $42,435,017
The Trusts shares held
 Class A .........................................            --              --               --
 Class B .........................................     2,718,877       3,006,160        5,111,071

                                                                                    EQ/Alliance
                                                                    EQ/Alliance     Intermediate
                                                     EQ/Alliance     Growth and      Government     EQ/Alliance
                                                    Common Stock       Income        Securities    International
                                                   -------------- --------------- --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value   $663,391,157   $454,957,583    $171,299,880    $165,023,800
Receivable for The Trusts shares sold ............       238,131         92,999          73,027              --
Receivable for policy-related transactions .......            --             --              --          68,739
                                                    ------------   ------------    ------------    ------------
  Total assets ...................................   663,629,288    455,050,582     171,372,907     165,092,539
                                                    ------------   ------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..........            --             --              --          68,739
Payable for policy-related transactions ..........       238,131         92,999          73,027              --
                                                    ------------   ------------    ------------    ------------
  Total liabilities ..............................       238,131         92,999          73,027          68,739
                                                    ------------   ------------    ------------    ------------
Net Assets .......................................  $663,391,157   $454,957,583    $171,299,880    $165,023,800
                                                    ============   ============    ============    ============
Net Assets:
Accumulation Units ...............................  $662,787,245   $454,785,281    $171,208,586    $164,784,545
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................       603,912        172,302          91,294         239,255
                                                    ------------   ------------    ------------    ------------
Total net assets .................................  $663,391,157   $454,957,583    $171,299,880    $165,023,800
                                                    ============   ============    ============    ============
Investments in shares of The Trusts, at cost .....  $786,224,646   $414,653,656    $172,420,545    $115,097,219
The Trusts shares held
 Class A .........................................     6,009,295      2,708,988         691,743       1,869,059
 Class B .........................................    32,111,038     22,114,668      16,538,289      13,075,181

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                     EQ/Alliance
                                                       Premier       EQ/Alliance
                                                        Growth      Quality Bond
                                                   --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value   $101,993,372    $24,087,939
Receivable for The Trusts shares sold ............         4,062             --
Receivable for policy-related transactions .......            --         18,629
                                                    ------------    -----------
  Total assets ...................................   101,997,434     24,106,568
                                                    ------------    -----------
Liabilities:
Payable for The Trusts shares purchased ..........            --         18,629
Payable for policy-related transactions ..........         4,062             --
                                                    ------------    -----------
  Total liabilities ..............................         4,062         18,629
                                                    ------------    -----------
Net Assets .......................................  $101,993,372    $24,087,939
                                                    ============    ===========
Net Assets:
Accumulation Units ...............................  $101,176,310    $24,056,301
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................       817,062         31,638
                                                    ------------    -----------
Total net assets .................................  $101,993,372    $24,087,939
                                                    ============    ===========
Investments in shares of The Trusts, at cost .....  $138,772,089    $24,372,006
The Trusts shares held
 Class A .........................................            --             --
 Class B .........................................    15,174,806      2,373,965



                                                     EQ/Alliance    EQ/Bernstein    EQ/Calvert   EQ/Capital
                                                      Small Cap      Diversified     Socially     Guardian
                                                        Growth          Value      Responsible     Growth
                                                   --------------- -------------- ------------- ------------
Assets:
Investment in shares of The Trusts, at fair value   $118,676,703    $160,145,261     $974,498    $1,097,091
Receivable for The Trusts shares sold ............         3,941          19,818           --           134
Receivable for policy-related transactions .......            --              --           --            --
                                                    ------------    ------------     --------    ----------
  Total assets ...................................   118,680,644     160,165,079      974,498     1,097,225
                                                    ------------    ------------     --------    ----------
Liabilities:
Payable for The Trusts shares purchased ..........            --              --           --            --
Payable for policy-related transactions ..........         3,941          19,818           --           134
                                                    ------------    ------------     --------    ----------
  Total liabilities ..............................         3,941          19,818           --           134
                                                    ------------    ------------     --------    ----------
Net Assets .......................................  $118,676,703    $160,145,261     $974,498    $1,097,091
                                                    ============    ============     ========    ==========
Net Assets:
Accumulation Units ...............................  $118,605,288    $159,957,594     $938,571    $1,059,244
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................        71,415         187,667       35,927        37,847
                                                    ------------    ------------     --------    ----------
Total net assets .................................  $118,676,703    $160,145,261     $974,498    $1,097,091
                                                    ============    ============     ========    ==========
Investments in shares of The Trusts, at cost .....  $108,646,963    $133,712,083     $871,935    $  995,054
The Trusts shares held
 Class A .........................................       396,926              --           --            --
 Class B .........................................     7,899,772      11,280,551      125,045        88,071

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                      EQ/Capital     EQ/Capital     EQ/Capital
                                                       Guardian       Guardian       Guardian
                                                    International     Research     U.S. Equity
                                                   --------------- -------------- -------------
Assets:
Investment in shares of The Trusts, at fair value    $14,426,450    $76,750,737    $44,270,951
Receivable for The Trusts shares sold ............            --          9,960          3,298
Receivable for policy-related transactions .......         2,090             --             --
                                                     -----------    -----------    -----------
  Total assets ...................................    14,428,540     76,760,697     44,274,249
                                                     -----------    -----------    -----------
Liabilities:
Payable for The Trusts shares purchased ..........         2,090             --             --
Payable for policy-related transactions ..........            --          9,960          3,298
                                                     -----------    -----------    -----------
  Total liabilities ..............................         2,090          9,960          3,298
                                                     -----------    -----------    -----------
Net Assets .......................................   $14,426,450    $76,750,737    $44,270,951
                                                     ===========    ===========    ===========
Net Assets:
Accumulation Units ...............................   $14,270,980    $76,328,033    $44,149,848
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................       155,470        422,704        121,103
                                                     -----------    -----------    -----------
Total net assets .................................   $14,426,450    $76,750,737    $44,270,951
                                                     ===========    ===========    ===========
Investments in shares of The Trusts, at cost .....   $12,193,660    $57,782,381    $34,418,370
The Trusts shares held
 Class A .........................................            --             --             --
 Class B .........................................     1,334,894      6,469,231      3,848,120

                                                      EQ/Emerging    EQ/Enterprise   EQ/Enterprise   EQ/Enterprise
                                                    Markets Equity       Equity      Equity Income      Growth
                                                   ---------------- --------------- --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value     $55,955,005       $359,665       $1,504,626       $47,736
Receivable for The Trusts shares sold ............             --             --               --            --
Receivable for policy-related transactions .......          2,524            688           45,617            --
                                                      -----------       --------       ----------       -------
  Total assets ...................................     55,957,529        360,353        1,550,243        47,736
                                                      -----------       --------       ----------       -------
Liabilities:
Payable for The Trusts shares purchased ..........          2,524            688           45,617            --
Payable for policy-related transactions ..........             --             --               --            --
                                                      -----------       --------       ----------       -------
  Total liabilities ..............................          2,524            688           45,617            --
                                                      -----------       --------       ----------       -------
Net Assets .......................................    $55,955,005       $359,665       $1,504,626       $47,736
                                                      ===========       ========       ==========       =======
Net Assets:
Accumulation Units ...............................    $55,641,627       $359,390       $1,503,227       $47,664
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................        313,378            275            1,399            72
                                                      -----------       --------       ----------       -------
Total net assets .................................    $55,955,005       $359,665       $1,504,626       $47,736
                                                      ===========       ========       ==========       =======
Investments in shares of The Trusts, at cost .....    $38,469,165       $353,630       $1,490,398       $46,767
The Trusts shares held
 Class A .........................................             --             --               --            --
 Class B .........................................      5,559,626         16,929          247,743         9,924

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                    EQ/Enterprise  EQ/Enterprise
                                                     Growth and    Small Company
                                                       Income          Growth
                                                   -------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value     $106,215      $   937,151
Receivable for The Trusts shares sold ............          --               --
Receivable for policy-related transactions .......          --          816,345
                                                      --------      -----------
  Total assets ...................................     106,215        1,753,496
                                                      --------      -----------
Liabilities:
Payable for The Trusts shares purchased ..........          --          816,345
Payable for policy-related transactions ..........          --               --
                                                      --------      -----------
  Total liabilities ..............................          --          816,345
                                                      --------      -----------
Net Assets .......................................    $106,215      $   937,151
                                                      ========      ===========
Net Assets:
Accumulation Units ...............................    $106,076      $   937,031
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................         139              120
                                                      --------      -----------
Total net assets .................................    $106,215      $   937,151
                                                      ========      ===========
Investments in shares of The Trusts, at cost .....    $104,036      $   934,067
The Trusts shares held
 Class A .........................................          --               --
 Class B .........................................      19,113          113,124

                                                    EQ/Enterprise
                                                    Small Company     EQ/Equity     EQ/Evergreen       EQ/FI
                                                        Value         500 Index         Omega         Mid Cap
                                                   --------------- --------------- -------------- --------------
Assets:
Investment in shares of The Trusts, at fair value     $2,294,597    $166,197,051    $12,935,271    $82,707,192
Receivable for The Trusts shares sold ............        43,167              --            362             --
Receivable for policy-related transactions .......            --          53,462             --        424,111
                                                      ----------    ------------    -----------    -----------
  Total assets ...................................     2,337,764     166,250,513     12,935,633     83,131,303
                                                      ----------    ------------    -----------    -----------
Liabilities:
Payable for The Trusts shares purchased ..........            --          53,462             --        462,082
Payable for policy-related transactions ..........        43,167              --            362             --
                                                      ----------    ------------    -----------    -----------
  Total liabilities ..............................        43,167          53,462            362        462,082
                                                      ----------    ------------    -----------    -----------
Net Assets .......................................    $2,294,597    $166,197,051    $12,935,271    $82,669,221
                                                      ==========    ============    ===========    ===========
Net Assets:
Accumulation Units ...............................    $2,292,040    $165,822,616    $12,815,383    $82,300,734
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................         2,557         374,435        119,888        368,487
                                                      ----------    ------------    -----------    -----------
Total net assets .................................    $2,294,597    $166,197,051    $12,935,271    $82,669,221
                                                      ==========    ============    ===========    ===========
Investments in shares of The Trusts, at cost .....    $2,252,616    $172,666,752    $11,422,150    $64,745,584
The Trusts shares held
 Class A .........................................            --              --             --             --
 Class B .........................................        82,678       7,184,931      1,444,735      7,464,880

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                        EQ/FI
                                                      Small/Mid     EQ/J.P. Morgan       EQ/Janus
                                                      Cap Value        Core Bond     Large Cap Growth
                                                   --------------- ---------------- ------------------
Assets:
Investment in shares of The Trusts, at fair value   $159,013,935      $49,224,984       $22,133,123
Receivable for The Trusts shares sold ............        19,515               --               118
Receivable for policy-related transactions .......            --           50,051                --
                                                    ------------      -----------       -----------
  Total assets ...................................   159,033,450       49,275,035        22,133,241
                                                    ------------      -----------       -----------
Liabilities:
Payable for The Trusts shares purchased ..........            --           50,051                --
Payable for policy-related transactions ..........        19,515               --               118
                                                    ------------      -----------       -----------
  Total liabilities ..............................        19,515           50,051               118
                                                    ------------      -----------       -----------
Net Assets .......................................  $159,013,935      $49,224,984       $22,133,123
                                                    ============      ===========       ===========
Net Assets:
Accumulation Units ...............................  $158,871,171      $49,206,292       $22,023,896
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................       142,764           18,692           109,227
                                                    ------------      -----------       -----------
Total net assets .................................  $159,013,935      $49,224,984       $22,133,123
                                                    ============      ===========       ===========
Investments in shares of The Trusts, at cost .....  $132,798,954      $50,134,516       $19,944,773
The Trusts shares held
 Class A .........................................            --               --                --
 Class B .........................................    11,360,783        4,415,281         3,476,960

                                                     EQ/JP Morgan     EQ/Lazard                     EQ/Mercury
                                                        Value         Small Cap     EQ/Marsico     Basic Value
                                                    Opportunities       Value          Focus          Equity
                                                   --------------- -------------- -------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value    $41,910,589    $47,504,644    $60,200,628    $183,903,394
Receivable for The Trusts shares sold ............           803        354,118             --       1,076,549
Receivable for policy-related transactions .......        37,971             --        324,505              --
                                                     -----------    -----------    -----------    ------------
  Total assets ...................................    41,949,363     47,858,762     60,525,133     184,979,943
                                                     -----------    -----------    -----------    ------------
Liabilities:
Payable for The Trusts shares purchased ..........            --             --        324,505              --
Payable for policy-related transactions ..........           803        354,118             --       1,076,549
                                                     -----------    -----------    -----------    ------------
  Total liabilities ..............................           803        354,118        324,505       1,076,549
                                                     -----------    -----------    -----------    ------------
Net Assets .......................................   $41,948,560    $47,504,644    $60,200,628    $183,903,394
                                                     ===========    ===========    ===========    ============
Net Assets:
Accumulation Units ...............................   $41,948,560    $47,416,690    $57,242,991    $183,444,909
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................            --         87,954      2,957,637         458,485
                                                     -----------    -----------    -----------    ------------
Total net assets .................................   $41,948,560    $47,504,644    $60,200,628    $183,903,394
                                                     ===========    ===========    ===========    ============
Investments in shares of The Trusts, at cost .....   $38,416,833    $40,802,133    $47,858,877    $159,562,960
The Trusts shares held
 Class A .........................................            --             --             --              --
 Class B .........................................     3,400,664      3,387,153      4,126,789      11,861,689

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                      EQ/Mercury         EQ/MFS
                                                    International   Emerging Growth
                                                        Value          Companies
                                                   --------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value    $60,926,797      $116,247,454
Receivable for The Trusts shares sold ............            --            55,156
Receivable for policy-related transactions .......        19,544                --
                                                     -----------      ------------
  Total assets ...................................    60,946,341       116,302,610
                                                     -----------      ------------
Liabilities:
Payable for The Trusts shares purchased ..........        19,544                --
Payable for policy-related transactions ..........            --            55,156
                                                     -----------      ------------
  Total liabilities ..............................        19,544            55,156
                                                     -----------      ------------
Net Assets .......................................   $60,926,797      $116,247,454
                                                     ===========      ============
Net Assets:
Accumulation Units ...............................   $60,865,967      $116,063,480
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................        60,830           183,974
                                                     -----------      ------------
Total net assets .................................   $60,926,797      $116,247,454
                                                     ===========      ============
Investments in shares of The Trusts, at cost .....   $49,186,282      $181,242,187
The Trusts shares held
 Class A .........................................            --                --
 Class B .........................................     4,677,368         8,870,064

                                                         EQ/MFS          EQ/Money       EQ/Small
                                                    Investors Trust       Market      Company Index
                                                   ----------------- --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value     $15,970,530     $137,677,779    $39,378,164
Receivable for The Trusts shares sold ............            604           66,447          1,820
Receivable for policy-related transactions .......             --               --             --
                                                      -----------     ------------    -----------
  Total assets ...................................     15,971,134      137,744,226     39,379,984
                                                      -----------     ------------    -----------
Liabilities:
Payable for The Trusts shares purchased ..........             --               --             --
Payable for policy-related transactions ..........            604           66,447          1,820
                                                      -----------     ------------    -----------
  Total liabilities ..............................            604           66,447          1,820
                                                      -----------     ------------    -----------
Net Assets .......................................    $15,970,530     $137,677,779    $39,378,164
                                                      ===========     ============    ===========
Net Assets:
Accumulation Units ...............................    $15,815,910     $137,561,059    $39,235,729
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................        154,620          116,720        142,435
                                                      -----------     ------------    -----------
Total net assets .................................    $15,970,530     $137,677,779    $39,378,164
                                                      ===========     ============    ===========
Investments in shares of The Trusts, at cost .....    $15,368,615     $138,375,367    $32,268,758
The Trusts shares held
 Class A .........................................             --          998,364             --
 Class B .........................................      1,686,368       12,359,854      3,318,703

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                Contract charges     Unit Fair Value     Units Outstanding (000's)
                                               ------------------   -----------------   --------------------------
AXA Aggressive Allocation ..................     Class B 0.50%           $ 10.70                      --
AXA Aggressive Allocation ..................     Class B 1.15%           $ 10.64                      64
AXA Aggressive Allocation ..................     Class B 1.35%           $ 10.62                      51
AXA Aggressive Allocation ..................     Class B 1.55%           $ 10.60                      40
AXA Aggressive Allocation ..................     Class B 1.60%           $ 10.59                      24
AXA Aggressive Allocation ..................     Class B 1.70%           $ 11.72                      13

AXA Conservative Allocation ................     Class B 0.50%           $ 10.37                      --
AXA Conservative Allocation ................     Class B 1.15%           $ 10.31                      98
AXA Conservative Allocation ................     Class B 1.35%           $ 10.29                     131
AXA Conservative Allocation ................     Class B 1.55%           $ 10.27                     140
AXA Conservative Allocation ................     Class B 1.60%           $ 10.27                      63
AXA Conservative Allocation ................     Class B 1.70%           $ 10.74                       5

AXA Conservative-Plus Allocation ...........     Class B 0.50%           $ 10.47                      15
AXA Conservative-Plus Allocation ...........     Class B 1.15%           $ 10.41                      54
AXA Conservative-Plus Allocation ...........     Class B 1.35%           $ 10.39                     150
AXA Conservative-Plus Allocation ...........     Class B 1.55%           $ 10.38                     137
AXA Conservative-Plus Allocation ...........     Class B 1.60%           $ 10.37                     279
AXA Conservative-Plus Allocation ...........     Class B 1.70%           $ 11.02                      --

AXA Moderate Allocation ....................     Class A 1.15%           $ 48.21                     778
AXA Moderate Allocation ....................     Class B 0.50%           $ 52.05                       1
AXA Moderate Allocation ....................     Class B 1.15%           $ 45.97                   1,106
AXA Moderate Allocation ....................     Class B 1.35%           $ 44.24                   3,361
AXA Moderate Allocation ....................     Class B 1.55%           $ 42.57                   2,498
AXA Moderate Allocation ....................     Class B 1.60%           $ 42.17                   1,400
AXA Moderate Allocation ....................     Class B 1.70%           $ 41.36                       8

AXA Moderate-Plus Allocation ...............     Class B 0.50%           $ 10.71                      --
AXA Moderate-Plus Allocation ...............     Class B 1.15%           $ 10.65                     281
AXA Moderate-Plus Allocation ...............     Class B 1.35%           $ 10.63                     256
AXA Moderate-Plus Allocation ...............     Class B 1.55%           $ 10.61                     289
AXA Moderate-Plus Allocation ...............     Class B 1.60%           $ 10.61                     180
AXA Moderate-Plus Allocation ...............     Class B 1.70%           $ 11.71                      --

AXA Premier VIP Aggressive Equity ..........     Class A 1.15%           $ 57.16                     320
AXA Premier VIP Aggressive Equity ..........     Class B 0.50%           $ 63.39                      --
AXA Premier VIP Aggressive Equity ..........     Class B 1.15%           $ 55.99                     272
AXA Premier VIP Aggressive Equity ..........     Class B 1.35%           $ 53.88                     334
AXA Premier VIP Aggressive Equity ..........     Class B 1.55%           $ 51.85                      88
AXA Premier VIP Aggressive Equity ..........     Class B 1.60%           $ 51.36                      74
AXA Premier VIP Aggressive Equity ..........     Class B 1.70%           $ 50.38                       2

AXA Premier VIP Core Bond ..................     Class B 0.50%           $ 11.49                       1
AXA Premier VIP Core Bond ..................     Class B 1.15%           $ 11.26                     551
AXA Premier VIP Core Bond ..................     Class B 1.35%           $ 11.19                   1,247
AXA Premier VIP Core Bond ..................     Class B 1.55%           $ 11.13                   1,721
AXA Premier VIP Core Bond ..................     Class B 1.60%           $ 11.11                   1,124
AXA Premier VIP Core Bond ..................     Class B 1.70%           $ 11.07                      11

AXA Premier VIP Health Care ................     Class B 0.50%           $ 11.33                       1
AXA Premier VIP Health Care ................     Class B 1.15%           $ 11.11                     231
AXA Premier VIP Health Care ................     Class B 1.35%           $ 11.04                     484
AXA Premier VIP Health Care ................     Class B 1.55%           $ 10.98                     473
AXA Premier VIP Health Care ................     Class B 1.60%           $ 10.96                     301
AXA Premier VIP Health Care ................     Class B 1.70%           $ 10.93                      10

                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                   Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                  ------------------   -----------------   --------------------------
AXA Premier VIP High Yield ....................     Class A 1.15%           $ 31.20                     132
AXA Premier VIP High Yield ....................     Class B 0.50%           $ 34.38                       2
AXA Premier VIP High Yield ....................     Class B 1.15%           $ 30.56                     548
AXA Premier VIP High Yield ....................     Class B 1.35%           $ 29.46                   1,318
AXA Premier VIP High Yield ....................     Class B 1.55%           $ 28.41                   1,146
AXA Premier VIP High Yield ....................     Class B 1.60%           $ 28.15                     647
AXA Premier VIP High Yield ....................     Class B 1.70%           $ 27.64                      14

AXA Premier VIP International Equity ..........     Class B 0.50%           $ 12.35                      --
AXA Premier VIP International Equity ..........     Class B 1.15%           $ 12.11                     243
AXA Premier VIP International Equity ..........     Class B 1.35%           $ 12.03                     456
AXA Premier VIP International Equity ..........     Class B 1.55%           $ 11.96                     473
AXA Premier VIP International Equity ..........     Class B 1.60%           $ 11.94                     460
AXA Premier VIP International Equity ..........     Class B 1.70%           $ 11.90                       1

AXA Premier VIP Large Cap Core Equity .........     Class B 0.50%           $ 10.72                       1
AXA Premier VIP Large Cap Core Equity .........     Class B 1.15%           $ 10.52                     131
AXA Premier VIP Large Cap Core Equity .........     Class B 1.35%           $ 10.45                     201
AXA Premier VIP Large Cap Core Equity .........     Class B 1.55%           $ 10.39                     382
AXA Premier VIP Large Cap Core Equity .........     Class B 1.60%           $ 10.37                     255
AXA Premier VIP Large Cap Core Equity .........     Class B 1.70%           $ 10.34                       3

AXA Premier VIP Large Cap Growth ..............     Class B 0.50%           $  9.44                       2
AXA Premier VIP Large Cap Growth ..............     Class B 1.15%           $  9.26                     281
AXA Premier VIP Large Cap Growth ..............     Class B 1.35%           $  9.20                     449
AXA Premier VIP Large Cap Growth ..............     Class B 1.55%           $  9.15                     712
AXA Premier VIP Large Cap Growth ..............     Class B 1.60%           $  9.13                     384
AXA Premier VIP Large Cap Growth ..............     Class B 1.70%           $  9.10                      27

AXA Premier VIP Large Cap Value ...............     Class B 0.50%           $ 11.84                      --
AXA Premier VIP Large Cap Value ...............     Class B 1.15%           $ 11.61                     259
AXA Premier VIP Large Cap Value ...............     Class B 1.35%           $ 11.54                     503
AXA Premier VIP Large Cap Value ...............     Class B 1.55%           $ 11.47                     613
AXA Premier VIP Large Cap Value ...............     Class B 1.60%           $ 11.46                     304
AXA Premier VIP Large Cap Value ...............     Class B 1.70%           $ 11.42                      45

AXA Premier VIP Small/Mid Cap Growth ..........     Class B 0.50%           $  9.70                       1
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.15%           $  9.51                     333
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.35%           $  9.45                     806
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.55%           $  9.40                   1,099
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.60%           $  9.38                     503
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.70%           $  9.35                       6
AXA Premier VIP Small/Mid Cap Value ...........     Class B 0.50%           $ 11.92                      --
AXA Premier VIP Small/Mid Cap Value ...........     Class B 1.15%           $ 11.69                     447
AXA Premier VIP Small/Mid Cap Value ...........     Class B 1.35%           $ 11.62                     904
AXA Premier VIP Small/Mid Cap Value ...........     Class B 1.55%           $ 11.54                     995
AXA Premier VIP Small/Mid Cap Value ...........     Class B 1.60%           $ 11.53                     575
AXA Premier VIP Small/Mid Cap Value ...........     Class B 1.70%           $ 11.49                      29

AXA Premier VIP Technology ....................     Class B 0.50%           $  9.36                      14
AXA Premier VIP Technology ....................     Class B 1.15%           $  9.18                     537
AXA Premier VIP Technology ....................     Class B 1.35%           $  9.12                   1,028
AXA Premier VIP Technology ....................     Class B 1.55%           $  9.07                   2,185
AXA Premier VIP Technology ....................     Class B 1.60%           $  9.05                   1,346
AXA Premier VIP Technology ....................     Class B 1.70%           $  9.02                      15

                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                            Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                           ------------------   -----------------   --------------------------
EQ/Alliance Common Stock ...............................     Class A 1.15%          $ 257.37                     407
EQ/Alliance Common Stock ...............................     Class B 0.50%          $ 304.68                      13
EQ/Alliance Common Stock ...............................     Class B 1.15%          $ 252.09                     552
EQ/Alliance Common Stock ...............................     Class B 1.35%          $ 237.75                   1,044
EQ/Alliance Common Stock ...............................     Class B 1.55%          $ 224.21                     469
EQ/Alliance Common Stock ...............................     Class B 1.60%          $ 220.94                     275
EQ/Alliance Common Stock ...............................     Class B 1.70%          $ 214.55                       3

EQ/Alliance Growth and Income ..........................     Class A 1.15%          $  29.50                   1,692
EQ/Alliance Growth and Income ..........................     Class B 0.50%          $  31.15                       5
EQ/Alliance Growth and Income ..........................     Class B 1.15%          $  28.94                   2,261
EQ/Alliance Growth and Income ..........................     Class B 1.35%          $  28.28                   5,306
EQ/Alliance Growth and Income ..........................     Class B 1.55%          $  27.65                   4,595
EQ/Alliance Growth and Income ..........................     Class B 1.60%          $  27.49                   2,231
EQ/Alliance Growth and Income ..........................     Class B 1.70%          $  27.18                      32

EQ/Alliance Intermediate Government Securities .........     Class A 1.15%          $  19.55                     354
EQ/Alliance Intermediate Government Securities .........     Class B 0.50%          $  20.98                       7
EQ/Alliance Intermediate Government Securities .........     Class B 1.15%          $  19.17                     766
EQ/Alliance Intermediate Government Securities .........     Class B 1.35%          $  18.65                   2,322
EQ/Alliance Intermediate Government Securities .........     Class B 1.55%          $  18.13                   3,603
EQ/Alliance Intermediate Government Securities .........     Class B 1.60%          $  18.01                   2,200
EQ/Alliance Intermediate Government Securities .........     Class B 1.70%          $  17.76                      67

EQ/Alliance International ..............................     Class A 1.15%          $  13.84                   1,509
EQ/Alliance International ..............................     Class B 0.50%          $  14.45                       4
EQ/Alliance International ..............................     Class B 1.15%          $  13.56                   1,359
EQ/Alliance International ..............................     Class B 1.35%          $  13.29                   3,816
EQ/Alliance International ..............................     Class B 1.55%          $  13.03                   3,983
EQ/Alliance International ..............................     Class B 1.60%          $  12.97                   1,745
EQ/Alliance International ..............................     Class B 1.70%          $  12.84                      13

EQ/Alliance Premier Growth .............................     Class B 0.50%          $   6.60                       1
EQ/Alliance Premier Growth .............................     Class B 1.15%          $   6.36                   1,269
EQ/Alliance Premier Growth .............................     Class B 1.35%          $   6.28                   6,276
EQ/Alliance Premier Growth .............................     Class B 1.55%          $   6.21                   5,347
EQ/Alliance Premier Growth .............................     Class B 1.60%          $   6.19                   3,283
EQ/Alliance Premier Growth .............................     Class B 1.70%          $   6.16                      17

EQ/Alliance Quality Bond ...............................     Class B 0.50%          $  17.51                       6
EQ/Alliance Quality Bond ...............................     Class B 1.15%          $  16.26                     275
EQ/Alliance Quality Bond ...............................     Class B 1.35%          $  15.89                     460
EQ/Alliance Quality Bond ...............................     Class B 1.55%          $  15.54                     489
EQ/Alliance Quality Bond ...............................     Class B 1.60%          $  15.45                     279
EQ/Alliance Quality Bond ...............................     Class B 1.70%          $  15.27                      17

EQ/Alliance Small Cap Growth ...........................     Class A 1.15%          $  15.89                     358
EQ/Alliance Small Cap Growth ...........................     Class B 0.50%          $  16.41                       4
EQ/Alliance Small Cap Growth ...........................     Class B 1.15%          $  15.60                   1,361
EQ/Alliance Small Cap Growth ...........................     Class B 1.35%          $  15.36                   1,733
EQ/Alliance Small Cap Growth ...........................     Class B 1.55%          $  15.12                   3,054
EQ/Alliance Small Cap Growth ...........................     Class B 1.60%          $  15.07                   1,230
EQ/Alliance Small Cap Growth ...........................     Class B 1.70%          $  14.95                      20

                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                               Contract charges     Unit Fair Value     Units Outstanding (000's)
                                              ------------------   -----------------   --------------------------
EQ/Bernstein Diversified Value ............     Class B 0.50%           $ 15.30                       9
EQ/Bernstein Diversified Value ............     Class B 1.15%           $ 14.61                   2,543
EQ/Bernstein Diversified Value ............     Class B 1.35%           $ 14.41                   3,317
EQ/Bernstein Diversified Value ............     Class B 1.55%           $ 14.21                   3,414
EQ/Bernstein Diversified Value ............     Class B 1.60%           $ 14.16                   1,814
EQ/Bernstein Diversified Value ............     Class B 1.70%           $ 14.06                      49

EQ/Calvert Socially Responsible ...........     Class B 0.50%           $  8.50                      --
EQ/Calvert Socially Responsible ...........     Class B 1.15%           $  8.21                      19
EQ/Calvert Socially Responsible ...........     Class B 1.35%           $  8.12                      55
EQ/Calvert Socially Responsible ...........     Class B 1.55%           $  8.03                      30
EQ/Calvert Socially Responsible ...........     Class B 1.60%           $  8.01                      11
EQ/Calvert Socially Responsible ...........     Class B 1.70%           $  7.96                       1

EQ/Capital Guardian Growth ................     Class B 0.50%           $ 12.75                       1
EQ/Capital Guardian Growth ................     Class B 1.15%           $ 12.12                      15
EQ/Capital Guardian Growth ................     Class B 1.35%           $ 11.94                      19
EQ/Capital Guardian Growth ................     Class B 1.55%           $ 11.75                      25
EQ/Capital Guardian Growth ................     Class B 1.60%           $ 11.71                      29
EQ/Capital Guardian Growth ................     Class B 1.70%           $ 11.62                      --

EQ/Capital Guardian International .........     Class B 0.50%           $ 11.22                     176
EQ/Capital Guardian International .........     Class B 1.15%           $ 10.81                     209
EQ/Capital Guardian International .........     Class B 1.35%           $ 10.68                     425
EQ/Capital Guardian International .........     Class B 1.55%           $ 10.56                     328
EQ/Capital Guardian International .........     Class B 1.60%           $ 10.53                     193
EQ/Capital Guardian International .........     Class B 1.70%           $ 10.47                      --

EQ/Capital Guardian Research ..............     Class B 0.50%           $ 11.87                      --
EQ/Capital Guardian Research ..............     Class B 1.15%           $ 11.44                   1,468
EQ/Capital Guardian Research ..............     Class B 1.35%           $ 11.30                   2,835
EQ/Capital Guardian Research ..............     Class B 1.55%           $ 11.18                   1,594
EQ/Capital Guardian Research ..............     Class B 1.60%           $ 11.14                     867
EQ/Capital Guardian Research ..............     Class B 1.70%           $ 11.08                       1

EQ/Capital Guardian U.S. Equity ...........     Class B 0.50%           $ 11.65                      16
EQ/Capital Guardian U.S. Equity ...........     Class B 1.15%           $ 11.22                     543
EQ/Capital Guardian U.S. Equity ...........     Class B 1.35%           $ 11.10                   1,192
EQ/Capital Guardian U.S. Equity ...........     Class B 1.55%           $ 10.97                   1,430
EQ/Capital Guardian U.S. Equity ...........     Class B 1.60%           $ 10.94                     805
EQ/Capital Guardian U.S. Equity ...........     Class B 1.70%           $ 10.87                      14

EQ/Emerging Markets Equity ................     Class B 0.50%           $ 11.34                      12
EQ/Emerging Markets Equity ................     Class B 1.15%           $ 10.80                     876
EQ/Emerging Markets Equity ................     Class B 1.35%           $ 10.64                   1,948
EQ/Emerging Markets Equity ................     Class B 1.55%           $ 10.48                   1,556
EQ/Emerging Markets Equity ................     Class B 1.60%           $ 10.45                     860
EQ/Emerging Markets Equity ................     Class B 1.70%           $ 10.37                      --

EQ/Enterprise Equity ......................     Class B 0.50%           $ 19.57                      --
EQ/Enterprise Equity ......................     Class B 1.15%           $ 17.57                      --
EQ/Enterprise Equity ......................     Class B 1.35%           $ 16.99                      10
EQ/Enterprise Equity ......................     Class B 1.55%           $ 16.44                       9
EQ/Enterprise Equity ......................     Class B 1.60%           $ 16.30                       2
EQ/Enterprise Equity ......................     Class B 1.70%           $ 16.03                      --

                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                Contract charges     Unit Fair Value     Units Outstanding (000's)
                                               ------------------   -----------------   --------------------------
EQ/Enterprise Equity Income ................     Class B 0.50%          $  5.96                        2
EQ/Enterprise Equity Income ................     Class B 1.15%          $  5.73                       50
EQ/Enterprise Equity Income ................     Class B 1.35%          $  5.66                       87
EQ/Enterprise Equity Income ................     Class B 1.55%          $  5.59                       71
EQ/Enterprise Equity Income ................     Class B 1.60%          $  5.57                       56
EQ/Enterprise Equity Income ................     Class B 1.70%          $  5.54                       --

EQ/Enterprise Growth .......................     Class B 0.50%          $  4.67                        2
EQ/Enterprise Growth .......................     Class B 1.15%          $  4.49                       --
EQ/Enterprise Growth .......................     Class B 1.35%          $  4.43                        3
EQ/Enterprise Growth .......................     Class B 1.55%          $  4.38                        3
EQ/Enterprise Growth .......................     Class B 1.60%          $  4.36                        3
EQ/Enterprise Growth .......................     Class B 1.70%          $  4.34                       --

EQ/Enterprise Growth and Income ............     Class B 0.50%          $  5.44                        2
EQ/Enterprise Growth and Income ............     Class B 1.15%          $  5.23                       --
EQ/Enterprise Growth and Income ............     Class B 1.35%          $  5.16                       14
EQ/Enterprise Growth and Income ............     Class B 1.55%          $  5.10                       --
EQ/Enterprise Growth and Income ............     Class B 1.60%          $  5.08                        4
EQ/Enterprise Growth and Income ............     Class B 1.70%          $  5.05                       --

EQ/Enterprise Small Company Growth .........     Class B 0.50%          $  8.04                        1
EQ/Enterprise Small Company Growth .........     Class B 1.15%          $  7.72                       13
EQ/Enterprise Small Company Growth .........     Class B 1.35%          $  7.63                       68
EQ/Enterprise Small Company Growth .........     Class B 1.55%          $  7.53                       30
EQ/Enterprise Small Company Growth .........     Class B 1.60%          $  7.51                       11
EQ/Enterprise Small Company Growth .........     Class B 1.70%          $  7.46                       --

EQ/Enterprise Small Company Value ..........     Class B 0.50%          $ 26.24                       --
EQ/Enterprise Small Company Value ..........     Class B 1.15%          $ 23.56                       20
EQ/Enterprise Small Company Value ..........     Class B 1.35%          $ 22.79                       31
EQ/Enterprise Small Company Value ..........     Class B 1.55%          $ 22.05                       30
EQ/Enterprise Small Company Value ..........     Class B 1.60%          $ 21.86                       21
EQ/Enterprise Small Company Value ..........     Class B 1.70%          $ 21.50                       --

EQ/Equity 500 Index ........................     Class B 0.50%          $ 28.13                        1
EQ/Equity 500 Index ........................     Class B 1.15%          $ 26.20                      858
EQ/Equity 500 Index ........................     Class B 1.35%          $ 25.63                    3,163
EQ/Equity 500 Index ........................     Class B 1.55%          $ 25.07                    1,508
EQ/Equity 500 Index ........................     Class B 1.60%          $ 24.94                      968
EQ/Equity 500 Index ........................     Class B 1.70%          $ 24.66                       13

EQ/Evergreen Omega .........................     Class B 0.50%          $  8.77                        2
EQ/Evergreen Omega .........................     Class B 1.15%          $  8.43                      225
EQ/Evergreen Omega .........................     Class B 1.35%          $  8.33                      431
EQ/Evergreen Omega .........................     Class B 1.55%          $  8.23                      647
EQ/Evergreen Omega .........................     Class B 1.60%          $  8.20                      242
EQ/Evergreen Omega .........................     Class B 1.70%          $  8.15                        1

EQ/FI Mid Cap ..............................     Class B 0.50%          $ 11.56                      465
EQ/FI Mid Cap ..............................     Class B 1.15%          $ 11.24                      697
EQ/FI Mid Cap ..............................     Class B 1.35%          $ 11.14                    1,605
EQ/FI Mid Cap ..............................     Class B 1.55%          $ 11.04                    3,046
EQ/FI Mid Cap ..............................     Class B 1.60%          $ 11.02                    1,558
EQ/FI Mid Cap ..............................     Class B 1.70%          $ 10.97                       38

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                              Contract charges     Unit Fair Value     Units Outstanding (000's)
                                             ------------------   -----------------   --------------------------
EQ/FI Small/Mid Cap Value ................     Class B 0.50%           $ 15.38                     332
EQ/FI Small/Mid Cap Value ................     Class B 1.15%           $ 14.63                   2,058
EQ/FI Small/Mid Cap Value ................     Class B 1.35%           $ 14.40                   2,500
EQ/FI Small/Mid Cap Value ................     Class B 1.55%           $ 14.18                   4,357
EQ/FI Small/Mid Cap Value ................     Class B 1.60%           $ 14.13                   1,805
EQ/FI Small/Mid Cap Value ................     Class B 1.70%           $ 14.02                      26

EQ/J.P. Morgan Core Bond .................     Class B 0.50%           $ 14.70                       5
EQ/J.P. Morgan Core Bond .................     Class B 1.15%           $ 14.04                     621
EQ/J.P. Morgan Core Bond .................     Class B 1.35%           $ 13.84                   1,021
EQ/J.P. Morgan Core Bond .................     Class B 1.55%           $ 13.65                   1,172
EQ/J.P. Morgan Core Bond .................     Class B 1.60%           $ 13.60                     748
EQ/J.P. Morgan Core Bond .................     Class B 1.70%           $ 13.50                       8

EQ/Janus Large Cap Growth ................     Class B 0.50%           $  6.25                       3
EQ/Janus Large Cap Growth ................     Class B 1.15%           $  6.08                     188
EQ/Janus Large Cap Growth ................     Class B 1.35%           $  6.02                     503
EQ/Janus Large Cap Growth ................     Class B 1.55%           $  5.97                   1,916
EQ/Janus Large Cap Growth ................     Class B 1.60%           $  5.96                   1,047
EQ/Janus Large Cap Growth ................     Class B 1.70%           $  5.93                      25

EQ/JP Morgan Value Opportunities .........     Class B 0.50%           $ 14.10                      --
EQ/JP Morgan Value Opportunities .........     Class B 1.15%           $ 13.40                     946
EQ/JP Morgan Value Opportunities .........     Class B 1.35%           $ 13.20                   1,375
EQ/JP Morgan Value Opportunities .........     Class B 1.55%           $ 12.99                     509
EQ/JP Morgan Value Opportunities .........     Class B 1.60%           $ 12.94                     338
EQ/JP Morgan Value Opportunities .........     Class B 1.70%           $ 12.84                      11

EQ/Lazard Small Cap Value ................     Class B 0.50%           $ 17.65                      12
EQ/Lazard Small Cap Value ................     Class B 1.15%           $ 16.86                     526
EQ/Lazard Small Cap Value ................     Class B 1.35%           $ 16.63                     986
EQ/Lazard Small Cap Value ................     Class B 1.55%           $ 16.39                     837
EQ/Lazard Small Cap Value ................     Class B 1.60%           $ 16.33                     499
EQ/Lazard Small Cap Value ................     Class B 1.70%           $ 16.22                       5

EQ/Marsico Focus .........................     Class B 0.50%           $ 14.36                       3
EQ/Marsico Focus .........................     Class B 1.15%           $ 14.05                     693
EQ/Marsico Focus .........................     Class B 1.35%           $ 13.95                   1,467
EQ/Marsico Focus .........................     Class B 1.55%           $ 13.86                   1,261
EQ/Marsico Focus .........................     Class B 1.60%           $ 13.84                     676
EQ/Marsico Focus .........................     Class B 1.70%           $ 13.79                      11

EQ/Mercury Basic Value Equity ............     Class B 0.50%           $ 21.32                     189
EQ/Mercury Basic Value Equity ............     Class B 1.15%           $ 20.27                   1,843
EQ/Mercury Basic Value Equity ............     Class B 1.35%           $ 19.96                   3,230
EQ/Mercury Basic Value Equity ............     Class B 1.55%           $ 19.65                   2,719
EQ/Mercury Basic Value Equity ............     Class B 1.60%           $ 19.58                   1,213
EQ/Mercury Basic Value Equity ............     Class B 1.70%           $ 19.43                      21

EQ/Mercury International Value ...........     Class B 0.50%           $ 18.04                       3
EQ/Mercury International Value ...........     Class B 1.15%           $ 17.16                     779
EQ/Mercury International Value ...........     Class B 1.35%           $ 16.89                   1,244
EQ/Mercury International Value ...........     Class B 1.55%           $ 16.63                   1,121
EQ/Mercury International Value ...........     Class B 1.60%           $ 16.57                     468
EQ/Mercury International Value ...........     Class B 1.70%           $ 16.44                       3

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2004


                                              Contract charges     Unit Fair Value     Units Outstanding (000's)
                                             ------------------   -----------------   --------------------------
EQ/MFS Emerging Growth Companies .........     Class B 0.50%           $ 14.09                      --
EQ/MFS Emerging Growth Companies .........     Class B 1.15%           $ 13.40                   1,570
EQ/MFS Emerging Growth Companies .........     Class B 1.35%           $ 13.19                   4,453
EQ/MFS Emerging Growth Companies .........     Class B 1.55%           $ 12.99                   1,652
EQ/MFS Emerging Growth Companies .........     Class B 1.60%           $ 12.94                   1,142
EQ/MFS Emerging Growth Companies .........     Class B 1.70%           $ 12.84                       2

EQ/MFS Investors Trust ...................     Class B 0.50%           $  9.45                      19
EQ/MFS Investors Trust ...................     Class B 1.15%           $  9.09                      98
EQ/MFS Investors Trust ...................     Class B 1.35%           $  8.98                     635
EQ/MFS Investors Trust ...................     Class B 1.55%           $  8.87                     599
EQ/MFS Investors Trust ...................     Class B 1.60%           $  8.84                     421
EQ/MFS Investors Trust ...................     Class B 1.70%           $  8.79                      --

EQ/Money Market ..........................     Class A 1.15%           $ 30.08                     344
EQ/Money Market ..........................     Class B 0.00%           $ 38.75                      25
EQ/Money Market ..........................     Class B 0.50%           $ 34.45                       2
EQ/Money Market ..........................     Class B 1.15%           $ 29.55                     566
EQ/Money Market ..........................     Class B 1.35%           $ 28.18                   1,221
EQ/Money Market ..........................     Class B 1.55%           $ 26.87                   1,317
EQ/Money Market ..........................     Class B 1.60%           $ 26.55                   1,478
EQ/Money Market ..........................     Class B 1.70%           $ 25.92                      15

EQ/Small Company Index ...................     Class B 0.50%           $ 15.24                      --
EQ/Small Company Index ...................     Class B 1.15%           $ 14.56                     499
EQ/Small Company Index ...................     Class B 1.35%           $ 14.35                   1,073
EQ/Small Company Index ...................     Class B 1.55%           $ 14.15                     783
EQ/Small Company Index ...................     Class B 1.60%           $ 14.10                     378
EQ/Small Company Index ...................     Class B 1.70%           $ 14.00                      11


                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                                            AXA
                                                 AXA Aggressive   AXA Conservative   Conservative-Plus
                                                 Allocation (a)    Allocation (a)      Allocation (a)
                                                ---------------- ------------------ -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...................     $ 24,717          $105,338            $136,552
 Expenses:
  Asset-based charges .........................       12,365            29,221              42,694
                                                    --------          --------            --------
Net Investment Income (Loss) ..................       12,352            76,117              93,858
                                                    --------          --------            --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .........       (3,907)           34,971               9,466
  Realized gain distribution from The Trusts ..          567             1,143               2,116
                                                    --------          --------            --------
 Net realized gain (loss) .....................       (3,340)           36,114              11,582
                                                    --------          --------            --------
 Change in unrealized appreciation
  (depreciation) of investments ...............      144,445            66,094             245,974
                                                    --------          --------            --------
Net Realized and Unrealized Gain (Loss) on
 Investments ..................................      141,105           102,208             257,556
                                                    --------          --------            --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ....................     $153,457          $178,325            $351,414
                                                    ========          ========            ========

                                                                      AXA          AXA Premier
                                                 AXA Moderate    Moderate-Plus   VIP Aggressive    AXA Premier      AXA Premier
                                                  Allocation    Allocation (a)       Equity       VIP Core Bond   VIP Health Care
                                                -------------- ---------------- ---------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...................  $10,163,319       $189,963                 --     $1,674,262       $  589,388
 Expenses:
  Asset-based charges .........................    5,200,360         61,379            747,545        786,115          225,819
                                                 -----------       --------            -------     ----------       ----------
Net Investment Income (Loss) ..................    4,962,959        128,584           (747,545)       888,147          363,569
                                                 -----------       --------           --------     ----------       ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .........    5,891,990          9,471         (4,794,363)       391,294          901,851
  Realized gain distribution from The Trusts ..           --          2,370                 --        276,901          426,205
                                                 -----------       --------         ----------     ----------       ----------
 Net realized gain (loss) .....................    5,891,990         11,841         (4,794,363)       668,195        1,328,056
                                                 -----------       --------         ----------     ----------       ----------
 Change in unrealized appreciation
  (depreciation) of investments ...............   17,602,183        646,757         11,440,577       (368,338)        (191,798)
                                                 -----------       --------         ----------     ----------       ----------
Net Realized and Unrealized Gain (Loss) on
 Investments ..................................   23,494,173        658,598          6,646,214        299,857        1,136,258
                                                 -----------       --------         ----------     ----------       ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ....................  $28,457,132       $787,182      $   5,898,669     $1,188,004       $1,499,827
                                                 ===========       ========      =============     ==========       ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                        AXA Premier       AXA Premier
                                                      AXA Premier    VIP International   VIP Large Cap
                                                    VIP High Yield         Equity         Core Equity
                                                   ---------------- ------------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   6,772,571        $  352,035         $221,953
 Expenses:
  Asset-based charges ............................      1,512,745           233,686          118,700
                                                    -------------        ----------         --------
Net Investment Income (Loss) .....................      5,259,826           118,349          103,253
                                                    -------------        ----------         --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (2,121,972)          742,536          145,234
  Realized gain distribution from The Trusts .....             --           184,514          222,205
                                                    -------------        ----------         --------
 Net realized gain (loss) ........................     (2,121,972)          927,050          367,439
                                                    -------------        ----------         --------
 Change in unrealized appreciation
  (depreciation) of investments ..................      4,353,863         1,609,077          312,104
                                                    -------------        ----------         --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      2,231,891         2,536,127          679,543
                                                    -------------        ----------         --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   7,491,717        $2,654,476         $782,796
                                                    =============        ==========         ========

                                                    AXA Premier   AXA Premier    AXA Premier     AXA Premier
                                                     VIP Large     VIP Large    VIP Small/Mid   VIP Small/Mid
                                                     Cap Growth    Cap Value      Cap Growth      Cap Value
                                                   ------------- ------------- --------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................           --   $1,100,451      $  387,291     $1,176,024
 Expenses:
  Asset-based charges ............................      240,156      256,021         357,180        428,281
                                                        -------   ----------      ----------     ----------
Net Investment Income (Loss) .....................     (240,156)     844,430          30,111        747,743
                                                       --------   ----------      ----------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       96,331      233,189         217,800        693,619
  Realized gain distribution from The Trusts .....           --      172,242          51,827        636,898
                                                       --------   ----------      ----------     ----------
 Net realized gain (loss) ........................       96,331      405,431         269,627      1,330,517
                                                       --------   ----------      ----------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      945,567      956,779       2,075,707      1,896,278
                                                       --------   ----------      ----------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    1,041,898    1,362,210       2,345,334      3,226,795
                                                      ---------   ----------      ----------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   801,742   $2,206,640      $2,375,445     $3,974,538
                                                    ===========   ==========      ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                                      EQ/Alliance
                                                      AXA Premier      EQ/Alliance     Growth and
                                                    VIP Technology    Common Stock       Income
                                                   ---------------- ---------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  347,592     $    6,327,719   $ 6,336,746
 Expenses:
  Asset-based charges ............................       476,433          8,631,269     6,232,486
                                                      ----------     --------------   -----------
Net Investment Income (Loss) .....................      (128,841)        (2,303,550)      104,260
                                                      ----------     --------------   -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       357,253        (33,039,209)       38,270
  Realized gain distribution from The Trusts .....            --                 --            --
                                                      ----------     --------------   -----------
 Net realized gain (loss) ........................       357,253        (33,039,209)       38,270
                                                      ----------     --------------   -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     3,574,816        112,517,988    45,724,762
                                                      ----------     --------------   -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     3,932,069         79,478,779    45,763,032
                                                      ----------     --------------   -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $3,803,228     $   77,175,229   $45,867,292
                                                      ==========     ==============   ===========

                                                     EQ/Alliance
                                                     Intermediate                                                    EQ/Alliance
                                                      Government     EQ/Alliance      EQ/Alliance     EQ/Alliance     Small Cap
                                                      Securities    International   Premier Growth   Quality Bond       Growth
                                                   --------------- --------------- ---------------- -------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   5,227,948    $ 2,877,635                --   $   898,702              --
 Expenses:
  Asset-based charges ............................      2,767,178      2,146,715         1,491,832       336,206       1,618,108
                                                    -------------    -----------         ---------   -----------       ---------
Net Investment Income (Loss) .....................      2,460,770        730,920        (1,491,832)      562,496      (1,618,108)
                                                    -------------    -----------        ----------   -----------      ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        475,683      4,629,349       (13,046,635)      142,141        (913,326)
  Realized gain distribution from The Trusts .....          9,288             --                --        62,042              --
                                                    -------------    -----------       -----------   -----------      ----------
 Net realized gain (loss) ........................        484,971      4,629,349       (13,046,635)      204,183        (913,326)
                                                    -------------    -----------       -----------   -----------      ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (2,061,571)    18,456,992        21,068,207      (257,649)     15,629,879
                                                    -------------    -----------       -----------   -----------      ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (1,576,600)    23,086,341         8,021,572       (53,466)     14,716,553
                                                    -------------    -----------       -----------   -----------      ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $     884,172    $23,817,261    $    6,529,740   $   509,030    $ 13,098,445
                                                    =============    ===========    ==============   ===========    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                     EQ/Bernstein    EQ/Calvert   EQ/Capital
                                                     Diversified      Socially     Guardian
                                                        Value       Responsible     Growth
                                                   --------------- ------------- ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $ 1,997,755            --    $    5,617
 Expenses:
  Asset-based charges ............................     2,126,636        13,129        16,620
                                                     -----------       -------    ----------
Net Investment Income (Loss) .....................      (128,881)      (13,129)      (11,003)
                                                     -----------       -------    ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     1,696,190        74,061       113,276
  Realized gain distribution from The Trusts .....     1,027,661            --            --
                                                     -----------       -------    ----------
 Net realized gain (loss) ........................     2,723,851        74,061       113,276
                                                     -----------       -------    ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    14,551,124       (40,460)      (63,562)
                                                     -----------       -------    ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    17,274,975        33,601        49,714
                                                     -----------       -------    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $17,146,094    $   20,472    $   38,711
                                                     ===========    ==========    ==========

                                                      EQ/Capital     EQ/Capital     EQ/Capital
                                                       Guardian       Guardian       Guardian     EQ/Emerging
                                                    International     Research     U.S. Equity   Markets Equity
                                                   --------------- -------------- ------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  184,519     $  458,381    $  201,431     $  316,816
 Expenses:
  Asset-based charges ............................       143,958      1,031,420       600,283        661,773
                                                      ----------     ----------    ----------     ----------
Net Investment Income (Loss) .....................        40,561       (573,039)     (398,852)      (344,957)
                                                      ----------     ----------    ----------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       489,564      1,745,835     1,340,615      1,458,292
  Realized gain distribution from The Trusts .....            --             --            --             --
                                                      ----------     ----------    ----------     ----------
 Net realized gain (loss) ........................       489,564      1,745,835     1,340,615      1,458,292
                                                      ----------     ----------    ----------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     1,016,254      5,482,627     2,131,363      8,379,780
                                                      ----------     ----------    ----------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     1,505,818      7,228,462     3,471,978      9,838,072
                                                      ----------     ----------    ----------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $1,546,379     $6,655,423    $3,073,126     $9,493,115
                                                      ==========     ==========    ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                    EQ/Enterprise     EQ/Enterprise     EQ/Enterprise
                                                      Equity (b)    Equity Income (b)     Growth (b)
                                                   --------------- ------------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................         --            $10,477            $  49
 Expenses:
  Asset-based charges ............................        286              1,437               73
                                                          ---            -------            -----
Net Investment Income (Loss) .....................       (286)             9,040              (24)
                                                         ----            -------            -----
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          1                521               --
  Realized gain distribution from The Trusts .....         --                 --               --
                                                         ----            -------            -----
 Net realized gain (loss) ........................          1                521               --
                                                         ----            -------            -----
 Change in unrealized appreciation
  (depreciation) of investments ..................      6,035             14,228              969
                                                        -----            -------            -----
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      6,036             14,749              969
                                                        -----            -------            -----
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $5,750            $23,789            $ 945
                                                       ======            =======            =====



                                                    EQ/Enterprise  EQ/Enterprise   EQ/Enterprise
                                                     Growth and    Small Company   Small Company     EQ/Equity     EQ/Evergreen
                                                     Income (b)      Growth (b)      Value (b)       500 Index        Omega
                                                   -------------- --------------- --------------- --------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $  911             --          $ 2,031      $  2,268,100    $    35,808
 Expenses:
  Asset-based charges ............................        139            154            2,573         2,281,533        167,392
                                                       ------            ---          -------      ------------    -----------
Net Investment Income (Loss) .....................        772           (154)            (542)          (13,433)      (131,584)
                                                       ------           ----          -------      ------------    -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        644              8            2,492        (3,464,416)        17,520
  Realized gain distribution from The Trusts .....         --             --           40,732                --             --
                                                       ------           ----          -------      ------------    -----------
 Net realized gain (loss) ........................        644              8           43,224        (3,464,416)        17,520
                                                       ------           ----          -------      ------------    -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      2,178          3,085           41,981        16,926,774        741,029
                                                       ------          -----          -------      ------------    -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      2,822          3,093           85,205        13,462,358        758,549
                                                       ------          -----          -------      ------------    -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $3,594         $2,939          $84,663      $ 13,448,925    $   626,965
                                                       ======         ======          =======      ============    ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                     EQ/FI
                                                       EQ/FI       Small/Mid    EQ/J.P. Morgan
                                                      Mid Cap      Cap Value       Core Bond
                                                   ------------- ------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $1,721,851    $ 3,842,826     $1,928,409
 Expenses:
  Asset-based charges ............................   1,062,375      2,116,507        683,508
                                                    ----------    -----------     ----------
Net Investment Income (Loss) .....................     659,476      1,726,319      1,244,901
                                                    ----------    -----------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............   2,463,986      3,585,901       (207,879)
  Realized gain distribution from The Trusts .....   3,017,466     10,340,405        119,582
                                                    ----------    -----------     ----------
 Net realized gain (loss) ........................   5,481,452     13,926,306        (88,297)
                                                    ----------    -----------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................   3,818,707      6,831,397         44,682
                                                    ----------    -----------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   9,300,159     20,757,703        (43,615)
                                                    ----------    -----------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $9,959,635    $22,484,022     $1,201,286
                                                    ==========    ===========     ==========



                                                       EQ/Janus      EQ/JP Morgan    EQ/Lazard
                                                      Large Cap         Value        Small Cap     EQ/Marsico
                                                        Growth      Opportunities      Value         Focus
                                                   --------------- --------------- ------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $      51,738    $  522,757     $2,427,614            --
 Expenses:
  Asset-based charges ............................        329,165       594,949        577,222       773,007
                                                    -------------    ----------     ----------       -------
Net Investment Income (Loss) .....................       (277,427)      (72,192)     1,850,392      (773,007)
                                                    -------------    ----------     ----------      --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (1,095,015)     (513,252)     1,285,051     2,654,309
  Realized gain distribution from The Trusts .....             --            --      2,195,287            --
                                                    -------------    ----------     ----------     ---------
 Net realized gain (loss) ........................     (1,095,015)     (513,252)     3,480,338     2,654,309
                                                    -------------    ----------     ----------     ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................      3,517,516     4,267,719        512,664     2,946,906
                                                    -------------    ----------     ----------     ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      2,422,501     3,754,467      3,993,002     5,601,215
                                                    -------------    ----------     ----------     ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   2,145,074    $3,682,275     $5,843,394    $4,828,208
                                                    =============    ==========     ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                     EQ/Mercury     EQ/Mercury
                                                    Basic Value   International
                                                       Equity         Value
                                                   ------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $ 3,659,975     $  834,269
 Expenses:
  Asset-based charges ............................    2,447,474        728,321
                                                    -----------     ----------
Net Investment Income (Loss) .....................    1,212,501        105,948
                                                    -----------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    1,839,691        519,151
  Realized gain distribution from The Trusts .....    5,199,366             --
                                                    -----------     ----------
 Net realized gain (loss) ........................    7,039,057        519,151
                                                    -----------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    7,239,833      9,259,830
                                                    -----------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   14,278,890      9,778,981
                                                    -----------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $15,491,391     $9,884,929
                                                    ===========     ==========



                                                         EQ/MFS          EQ/MFS                      EQ/Small
                                                    Emerging Growth    Investors       EQ/Money       Company
                                                       Companies         Trust          Market         Index
                                                   ----------------- ------------- --------------- ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................              --    $   87,356    $  1,231,457    $  835,012
 Expenses:
  Asset-based charges ............................       1,585,087       226,364       2,238,211       509,616
                                                         ---------    ----------    ------------    ----------
Net Investment Income (Loss) .....................      (1,585,087)     (139,008)     (1,006,754)      325,396
                                                        ----------    ----------    ------------    ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (11,988,675)     (608,085)       (574,264)    1,161,131
  Realized gain distribution from The Trusts .....              --            --              --       597,408
                                                       -----------    ----------    ------------    ----------
 Net realized gain (loss) ........................     (11,988,675)     (608,085)       (574,264)    1,758,539
                                                       -----------    ----------    ------------    ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      25,504,516     2,184,909         555,369     3,276,757
                                                       -----------    ----------    ------------    ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      13,515,841     1,576,824         (18,895)    5,035,296
                                                       -----------    ----------    ------------    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ 11,930,754    $1,437,816    $ (1,025,649)   $5,360,692
                                                      ============    ==========    ============    ==========

-------
(a) Commenced operations on February 13, 2004. (b)
 Commenced operations on October 25, 2004. The accompanying notes are an integral part of these financial statements.


                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2004


                                                                              AXA Aggressive   AXA Conservative
                                                                              Allocation (b)    Allocation (b)
                                                                             ---------------- ------------------
                                                                                   2004              2004
                                                                             ---------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................    $   12,352        $   76,117
 Net realized gain (loss) on investments ...................................        (3,340)           36,114
 Change in unrealized appreciation (depreciation) of investments ...........       144,445            66,094
                                                                                ----------        ----------
 Net increase (decrease) in net assets from operations .....................       153,457           178,325
                                                                                ----------        ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................       163,523            64,052
  Transfers between funds including guaranteed interest
   account, net ............................................................     1,764,083         5,202,142
  Transfers for contract benefits and terminations .........................       (35,757)         (925,995)
  Contract maintenance charges .............................................        (4,170)           (6,930)
                                                                                ----------        ----------
Net increase (decrease) in net assets from contractowners transactions .....     1,887,679         4,333,269
                                                                                ----------        ----------
Net increase (decrease) in amount retained by AXA Equitable in Separate
 Account No. 45 ............................................................        12,365            22,093
                                                                                ----------        ----------
Increase (Decrease) in Net Assets ..........................................     2,053,501         4,533,687
Net Assets -- Beginning of Period ..........................................            --                --
                                                                                ----------        ----------
Net Assets -- End of Period ................................................    $2,053,501        $4,533,687
                                                                                ==========        ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued ....................................................................            --                --
 Redeemed ..................................................................            --                --
                                                                                ----------        ----------
 Net Increase (Decrease) ...................................................            --                --
                                                                                ==========        ==========
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................           221               687
 Redeemed ..................................................................           (29)             (250)
                                                                                ----------        ----------
 Net Increase (Decrease) ...................................................           192               437
                                                                                ==========        ==========

                                                                                     AXA
                                                                              Conservative-Plus            AXA Moderate
                                                                                Allocation (b)              Allocation
                                                                             ------------------- ---------------------------------
                                                                                     2004              2004             2003
                                                                             ------------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................     $   93,858       $   4,962,959    $   3,564,723
 Net realized gain (loss) on investments ...................................         11,582           5,891,990       (3,539,054)
 Change in unrealized appreciation (depreciation) of investments ...........        245,974          17,602,183       62,875,295
                                                                                 ----------       -------------    -------------
 Net increase (decrease) in net assets from operations .....................        351,414          28,457,132       62,900,964
                                                                                 ----------       -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................        588,807           4,535,920        4,206,405
  Transfers between funds including guaranteed interest
   account, net ............................................................      5,812,113            (289,120)       3,715,983
  Transfers for contract benefits and terminations .........................       (151,390)        (39,475,549)     (32,545,227)
  Contract maintenance charges .............................................         (4,066)         (1,136,716)      (1,244,569)
                                                                                 ----------       -------------    -------------
Net increase (decrease) in net assets from contractowners transactions .....      6,245,464         (36,365,465)     (25,867,408)
                                                                                 ----------       -------------    -------------
Net increase (decrease) in amount retained by AXA Equitable in Separate
 Account No. 45 ............................................................         20,746               5,772            6,260
                                                                                 ----------       -------------    -------------
Increase (Decrease) in Net Assets ..........................................      6,617,624          (7,902,561)      37,039,815
Net Assets -- Beginning of Period ..........................................             --         413,719,100      376,679,285
                                                                                 ----------       -------------    -------------
Net Assets -- End of Period ................................................     $6,617,624       $ 405,816,539    $ 413,719,000
                                                                                 ==========       =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued ....................................................................             --                 111               79
 Redeemed ..................................................................             --                (242)            (183)
                                                                                 ----------       -------------    -------------
 Net Increase (Decrease) ...................................................             --                (131)            (104)
                                                                                 ==========       =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................            731                 873              952
 Redeemed ..................................................................            (96)             (1,603)          (1,556)
                                                                                 ----------       -------------    -------------
 Net Increase (Decrease) ...................................................            635                (730)            (605)
                                                                                 ==========       =============    =============

                                                                                    AXA
                                                                               Moderate-Plus         AXA Premier VIP
                                                                              Allocation (b)        Aggressive Equity
                                                                             ---------------- ------------------------------
                                                                                   2004             2004           2003
                                                                             ---------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................   $   128,584     $   (747,545)   $   (673,015)
 Net realized gain (loss) on investments ...................................        11,841       (4,794,363)     (6,856,968)
 Change in unrealized appreciation (depreciation) of investments ...........       646,757       11,440,577      24,214,471
                                                                               -----------     ------------    ------------
 Net increase (decrease) in net assets from operations .....................       787,182        5,898,669      16,684,488
                                                                               -----------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................       791,537          907,466         729,300
  Transfers between funds including guaranteed interest
   account, net ............................................................     9,243,496       (2,529,793)     (1,147,348)
  Transfers for contract benefits and terminations .........................      (107,036)      (5,662,642)     (3,943,042)
  Contract maintenance charges .............................................       (11,678)        (269,211)       (299,602)
                                                                               -----------     ------------    ------------
Net increase (decrease) in net assets from contractowners transactions .....     9,916,319       (7,554,180)     (4,660,692)
                                                                               -----------     ------------    ------------
Net increase (decrease) in amount retained by AXA Equitable in Separate
 Account No. 45 ............................................................        31,901            1,290           1,080
                                                                               -----------     ------------    ------------
Increase (Decrease) in Net Assets ..........................................    10,735,402       (1,654,221)     12,024,876
Net Assets -- Beginning of Period ..........................................            --       61,667,654      49,642,778
                                                                               -----------     ------------    ------------
Net Assets -- End of Period ................................................   $10,735,402     $ 60,013,433    $ 61,667,654
                                                                               ===========     ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued ....................................................................            --               11              10
 Redeemed ..................................................................            --              (78)            (76)
                                                                               -----------     ------------    ------------
 Net Increase (Decrease) ...................................................            --              (67)            (66)
                                                                               ===========     ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................         1,117               77              93
 Redeemed ..................................................................          (111)            (159)           (142)
                                                                               -----------     ------------    ------------
 Net Increase (Decrease) ...................................................         1,006              (82)            (49)
                                                                               ===========     ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2004


                                                                              AXA Premier VIP                 AXA Premier VIP
                                                                                 Core Bond                      Health Care
                                                                      ------------------------------  ------------------------------
                                                                            2004            2003            2004            2003
                                                                      --------------- --------------  --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................................  $    888,147    $    947,314     $   363,569     $   (23,707)
 Net realized gain (loss) on investments ............................       668,195         531,802       1,328,056        (190,522)
 Change in unrealized appreciation (depreciation) of investments ....      (368,338)       (384,059)       (191,798)      2,545,216
                                                                       ------------    ------------     -----------     -----------
 Net increase (decrease) in net assets from operations ..............     1,188,004       1,095,057       1,499,827       2,330,987
                                                                       ------------    ------------     -----------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............................       603,055       1,160,323         274,134         274,811
  Transfers between funds including guaranteed interest
   account, net .....................................................     3,354,566       9,146,872       2,723,133       3,896,339
  Transfers for contract benefits and terminations ..................    (5,946,276)     (4,850,874)       (965,480)       (591,412)
  Contract maintenance charges ......................................      (119,521)       (124,791)        (42,682)        (30,949)
                                                                       ------------    ------------     -----------     -----------
Net increase (decrease) in net assets from contractowners
    transactions ....................................................    (2,108,176)      5,331,530       1,989,105       3,548,789
                                                                       ------------    ------------     -----------     -----------
Net increase (decrease) in amount retained by AXA Equitable
   in Separate Account No. 45 .......................................         2,588          10,216          19,271          33,883
                                                                       ------------    ------------     -----------     -----------
Increase (Decrease) in Net Assets ...................................      (917,584)      6,436,803       3,508,203       5,913,659
Net Assets -- Beginning of Period ...................................    52,865,629      46,428,826      13,110,577       7,196,918
                                                                       ------------    ------------     -----------     -----------
Net Assets -- End of Period .........................................  $ 51,948,045    $ 52,865,629     $16,618,780     $13,110,557
                                                                       ============    ============     ===========     ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .............................................................            --              --              --              --
 Redeemed ...........................................................            --              --              --              --
                                                                       ------------    ------------     -----------     -----------
 Net Increase (Decrease) ............................................            --              --              --              --
                                                                       ============    ============     ===========     ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .............................................................         1,383           2,529             867             754
 Redeemed ...........................................................        (1,579)         (2,033)           (675)           (355)
                                                                       ------------    ------------     -----------     -----------
 Net Increase (Decrease) ............................................          (195)            496             192             399
                                                                       ============    ============     ===========     ===========



                                                                          AXA Premier VIP                   AXA Premier VIP
                                                                             High Yield                   International Equity
                                                                 ---------------------------------- -------------------------------
                                                                       2004              2003             2004            2003
                                                                 ----------------  ---------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................................    $  5,259,826      $  3,694,463     $   118,350     $   (66,038)
 Net realized gain (loss) on investments ......................      (2,121,972)       (5,058,598)        927,049        (369,443)
 Change in unrealized appreciation (depreciation) of
    investments ...............................................       4,353,863        18,923,711       1,609,077       3,266,174
                                                                   ------------      ------------     -----------     -----------
 Net increase (decrease) in net assets from operations ........       7,491,717        17,559,576       2,654,476       2,830,693
                                                                   ------------      ------------     -----------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......................       1,427,189         1,458,097         453,494         250,072
  Transfers between funds including guaranteed interest
   account, net ...............................................       6,166,440        14,883,763       2,687,638       4,605,853
  Transfers for contract benefits and terminations ............      (9,932,923)       (7,491,625)       (790,135)       (384,377)
  Contract maintenance charges ................................        (287,573)         (289,415)        (40,840)        (25,605)
                                                                   ------------      ------------     -----------     -----------
Net increase (decrease) in net assets from
    contractowners transactions ...............................      (2,626,867)        8,560,820       2,310,157       4,445,943
                                                                   ------------      ------------     -----------     -----------
Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 45 ..................           7,727            23,894          16,019          26,504
                                                                   ------------      ------------     -----------     -----------
Increase (Decrease) in Net Assets .............................       4,872,577        26,144,290       4,980,652       7,303,140
Net Assets -- Beginning of Period .............................     106,181,511        80,037,221      14,701,886       7,398,746
                                                                   ------------      ------------     -----------     -----------
Net Assets -- End of Period ...................................    $111,054,088      $106,181,511     $19,682,538     $14,701,886
                                                                   ============      ============     ===========     ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .......................................................              53                85              --              --
 Redeemed .....................................................             (52)              (47)             --              --
                                                                   ------------      ------------     -----------     -----------
 Net Increase (Decrease) ......................................               1                38              --              --
                                                                   ============      ============     ===========     ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .......................................................           1,136             1,651             775             802
 Redeemed .....................................................          (1,228)           (1,339)           (559)           (330)
                                                                   ------------      ------------     -----------     -----------
 Net Increase (Decrease) ......................................             (92)              312             216             472
                                                                    ============      ============     ===========     ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2004


                                                                        AXA Premier VIP                AXA Premier VIP
                                                                     Large Cap Core Equity             Large Cap Growth
                                                                 ----------------------------   -----------------------------
                                                                     2004           2003            2004            2003
                                                                 ------------- --------------   ------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ................................   $   103,253     $  (76,422)    $  (240,156)    $  (177,559)
 Net realized gain (loss) on investments .....................       367,439       (202,654)         96,331        (536,175)
 Change in unrealized appreciation (depreciation)
   of investments ............................................       312,104      2,103,276         945,567       3,791,620
                                                                 -----------     ----------     -----------     -----------
 Net increase (decrease) in net assets from
   operations ................................................       782,796      1,824,200         801,742       3,077,886
                                                                 -----------     ----------     -----------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ......................        71,303         86,359         134,803         228,003
  Transfers between funds including guaranteed
   interest account, net .....................................       (57,895)     2,185,074       1,565,546       3,913,426
  Transfers for contract benefits and terminations ...........      (413,700)      (391,065)       (931,006)       (609,433)
  Contract maintenance charges ...............................       (22,100)       (17,252)        (39,614)        (32,600)
                                                                 -----------     ----------     -----------     -----------
Net increase (decrease) in net assets from
   contractowners transactions ...............................      (422,392)     1,863,116         729,729       3,499,396
                                                                 -----------     ----------     -----------     -----------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account No. 45 ........................         8,991         24,591          18,917          29,261
                                                                 -----------     ----------     -----------     -----------
Increase (Decrease) in Net Assets ............................       369,395      3,711,907       1,550,388       6,606,543
Net Assets -- Beginning of Period ............................     9,923,936      6,212,029      15,563,281       8,956,738
                                                                 -----------     ----------     -----------     -----------
Net Assets -- End of Period ..................................   $10,293,331     $9,923,936     $17,113,669     $15,563,281
                                                                 ===========     ==========     ===========     ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued ......................................................            --             --              --              --
 Redeemed ....................................................            --             --              --              --
                                                                 -----------     ----------     -----------     -----------
 Net Increase (Decrease) .....................................            --             --              --              --
                                                                 ===========     ==========     ===========     ===========
Unit Activity 0.50% to 1.70% Class B
 Issued ......................................................           218            401             566             946
 Redeemed ....................................................          (264)          (192)           (487)           (488)
                                                                 -----------     ----------     -----------     -----------
 Net Increase (Decrease) .....................................           (46)           209              79             458
                                                                 ===========     ==========     ===========     ===========



                                                                          AXA Premier VIP                 AXA Premier VIP
                                                                          Large Cap Value               Small/Mid Cap Growth
                                                                  -------------------------------- -------------------------------
                                                                        2004             2003            2004            2003
                                                                  ---------------  --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................................     $  (844,430)     $    80,116    $     30,111     $    13,981
 Net realized gain (loss) on investments ......................         405,431         (266,509)        269,627        (776,155)
 Change in unrealized appreciation (depreciation)
   of investments .............................................         956,779        3,684,822       2,075,707       6,143,992
                                                                    -----------      -----------    ------------     -----------
 Net increase (decrease) in net assets from
   operations .................................................       2,206,640        3,498,429       2,375,445       5,381,818
                                                                    -----------      -----------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......................         186,763          215,770         254,325         529,665
  Transfers between funds including guaranteed
   interest account, net ......................................       2,504,820        1,818,665       1,199,993       8,040,266
  Transfers for contract benefits and
    terminations ..............................................        (940,454)        (932,517)     (1,783,546)       (903,872)
  Contract maintenance charges ................................         (47,520)         (35,701)        (66,705)        (46,472)
                                                                    -----------      -----------    ------------     -----------
Net increase (decrease) in net assets from
  contractowners transactions .................................       1,703,609        1,066,217        (395,933)      7,619,587
                                                                    -----------      -----------    ------------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .....................          24,296           25,630           7,161          21,075
                                                                    -----------      -----------    ------------     -----------
Increase (Decrease) in Net Assets .............................       3,934,545        4,590,276       1,986,673      13,022,480
Net Assets -- Beginning of Period .............................      16,013,568       11,423,292      23,986,645      10,964,165
                                                                    -----------      -----------    ------------     -----------
Net Assets -- End of Period ...................................     $19,948,113      $16,013,568    $ 25,973,318     $23,986,645
                                                                    ===========      ===========    ============     ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .......................................................              --               --              --              --
 Redeemed .....................................................              --               --              --              --
                                                                    -----------      -----------    ------------     -----------
 Net Increase (Decrease) ......................................              --               --              --              --
                                                                    ===========      ===========    ============     ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .......................................................             625              427             681           1,554
 Redeemed .....................................................            (464)            (306)           (728)           (526)
                                                                    -----------      -----------    ------------     -----------
 Net Increase (Decrease) ......................................             161              121             (47)          1,029
                                                                    ===========      ===========    ============     ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2004


                                                                      AXA Premier VIP                    AXA Premier VIP
                                                                    Small/Mid Cap Value                   Technology (c)
                                                              -------------------------------     ------------------------------
                                                                    2004            2003                2004           2003
                                                              --------------- ---------------     --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...............................  $    747,743     $  (195,713)       $   (128,841)    $  163,331
 Net realized gain (loss) on investments ....................     1,330,517        (575,100)            357,253        (79,744)
 Change in unrealized appreciation (depreciation)
   of investments ...........................................     1,896,278       6,903,314            3,574,816      1,564,938
                                                               ------------     -----------         ------------     ----------
 Net increase (decrease) in net assets from
   operations ...............................................     3,974,538       6,132,501            3,803,228      1,648,525
                                                               ------------     -----------         ------------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .....................       249,369         303,589              308,061        166,943
  Transfers between funds including
   guaranteed interest account, net .........................     6,378,494       6,462,530           35,679,998      5,828,508
  Transfers for contract benefits and
    terminations ............................................    (1,743,534)       (812,045)          (2,132,620)      (203,835)
  Contract maintenance charges ..............................       (78,284)        (52,130)             (91,687)       (12,086)
                                                               ------------     -----------         ------------     ----------
Net increase (decrease) in net assets from
  contractowners transactions ...............................     4,806,045       5,901,944           33,763,752      5,779,530
                                                               ------------     -----------         ------------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 ...................         5,313          15,759                8,269         36,045
                                                               ------------     -----------         ------------     ----------
Increase (Decrease) in Net Assets ...........................     8,785,896      12,050,204           37,575,249      7,464,100
Net Assets -- Beginning of Period ...........................    25,452,935      13,402,731            9,421,473      1,957,373
                                                               ------------     -----------         ------------     ----------
Net Assets -- End of Period .................................  $ 34,238,831     $25,452,935         $ 46,996,722     $9,421,473
                                                               ============     ===========         ============     ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .....................................................            --              --                   --             --
 Redeemed ...................................................            --              --                   --             --
                                                               ------------     -----------         ------------     ----------
 Net Increase (Decrease) ....................................            --              --                   --             --
                                                               ============     ===========         ============     ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .....................................................         1,237           1,352                5,784            979
 Redeemed ...................................................          (778)           (680)              (1,723)          (259)
                                                               ------------     -----------         ------------     ----------
 Net Increase (Decrease) ....................................           459             672                4,061            720
                                                               ============     ===========         ============     ==========



                                                                           EQ/Alliance                       EQ/Alliance
                                                                           Common Stock                    Growth and Income
                                                                ---------------------------------- ---------------------------------
                                                                      2004              2003             2004             2003
                                                                ----------------  ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................................  $  (2,303,550)    $      60,036    $     104,260    $  (1,272,044)
 Net realized gain (loss) on investments ......................    (33,039,209)      (58,774,426)          38,270      (13,830,446)
 Change in unrealized appreciation (depreciation)
   of investments .............................................    112,517,988       274,101,044       45,724,762      121,093,065
                                                                 -------------     -------------    -------------    -------------
 Net increase (decrease) in net assets from operations ........     77,175,229       215,386,654       45,867,292      105,990,575
                                                                 -------------     -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......................      5,405,969         6,185,745        4,283,211        4,024,469
  Transfers between funds including
    guaranteed interest account, net ..........................     (9,651,347)       (3,276,365)     (14,001,417)     (12,103,930)
  Transfers for contract benefits and
    terminations ..............................................    (64,811,803)      (40,512,856)     (42,815,756)     (34,297,347)
  Contract maintenance charges ................................     (2,404,879)       (2,420,209)      (1,358,091)      (1,457,607)
                                                                 -------------     -------------    -------------    -------------
Net increase (decrease) in net assets from
  contractowners transactions .................................    (71,462,060)      (40,023,685)     (53,892,053)     (43,834,415)
                                                                 -------------     -------------    -------------    -------------
Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 45 ....................         28,680             6,259            8,991           11,608
                                                                 -------------     -------------    -------------    -------------
Increase (Decrease) in Net Assets .............................      5,741,849       175,369,228       (8,015,770)      62,167,768
Net Assets -- Beginning of Period .............................    657,649,308       482,280,080      462,973,353      400,805,585
                                                                 -------------     -------------    -------------    -------------
Net Assets -- End of Period ...................................  $ 663,391,157     $ 657,649,308    $ 454,957,583    $ 462,973,353
                                                                 =============     =============    =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .......................................................             18                38              115              141
 Redeemed .....................................................           (109)             (100)            (462)            (463)
                                                                 -------------     -------------    -------------    -------------
 Net Increase (Decrease) ......................................            (91)              (62)            (347)            (322)
                                                                 =============     =============    =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .......................................................            175               250              866            1,556
 Redeemed .....................................................           (404)             (441)          (2,576)          (3,299)
                                                                 -------------     -------------    -------------    -------------
 Net Increase (Decrease) ......................................           (229)             (191)          (1,710)          (1,743)
                                                                 =============     =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2004


                                                                              EQ/Alliance
                                                                             Intermediate
                                                                              Government                       EQ/Alliance
                                                                              Securities                    International (a)
                                                                    -------------------------------  -------------------------------
                                                                         2004             2003            2004             2003
                                                                    --------------- ---------------  --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................................  $   2,460,770    $   4,718,685   $     730,920     $    499,244
 Net realized gain (loss) on investments .........................        484,973        3,025,176       4,629,349          (63,384)
 Change in unrealized appreciation (depreciation)
   of investments ................................................     (2,061,571)      (6,046,909)     18,456,992       38,486,473
                                                                    -------------    -------------   -------------     ------------
 Net increase (decrease) in net assets from
   operations ....................................................        884,172        1,696,952       23,817,261      38,922,333
                                                                    -------------    -------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........................      2,111,731        2,782,890        1,708,845       1,710,247
  Transfers between funds including
    guaranteed interest account, net .............................    (26,117,292)     (53,171,065)      (3,297,977)      9,170,694
  Transfers for contract benefits and
    terminations .................................................    (22,934,106)     (32,366,105)     (12,529,150)     (7,715,247)
  Contract maintenance charges ...................................       (420,562)        (607,460)        (492,951)       (490,138)
                                                                    -------------    -------------    -------------    ------------
Net increase (decrease) in net assets from
  contractowners transactions ....................................    (47,360,229)     (83,361,740)     (14,611,233)      2,675,556
                                                                    -------------    -------------    -------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 ........................         13,370           13,608            3,138             191
                                                                    -------------    -------------    -------------    ------------
Increase (Decrease) in Net Assets ................................    (46,462,687)     (81,651,180)       9,209,166      41,598,080
Net Assets -- Beginning of Period ................................    217,762,567      299,413,747      155,814,634     114,216,554
                                                                    -------------    -------------    -------------    ------------
Net Assets -- End of Period ......................................  $ 171,299,880    $ 217,762,567    $ 165,023,800    $155,814,634
                                                                    =============    =============    =============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued ..........................................................             79              155               95             197
 Redeemed ........................................................           (185)            (738)            (429)           (332)
                                                                    -------------    -------------    -------------    ------------
 Net Increase (Decrease) .........................................           (106)            (583)            (334)           (135)
                                                                    =============    =============    =============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ..........................................................          1,003            3,161              966           2,733
 Redeemed ........................................................         (3,481)          (7,129)          (1,873)         (2,286)
                                                                    -------------    -------------    -------------    ------------
 Net Increase (Decrease) .........................................         (2,478)          (3,969)            (907)            447
                                                                    =============    =============    =============    ============

                                                                              EQ/Alliance                    EQ/Alliance
                                                                             Premier Growth                 Quality Bond
                                                                 ---------------------------------- ------------------------------
                                                                       2004              2003             2004            2003
                                                                 ----------------  ---------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................................   $  (1,491,832)    $  (1,557,888)   $    562,496    $    254,290
 Net realized gain (loss) on investments ......................     (13,046,635)      (17,223,943)        204,183         474,685
 Change in unrealized appreciation
   (depreciation) of investments ..............................      21,068,207        39,846,388        (257,649)       (261,941)
                                                                  -------------     -------------    ------------    ------------
 Net increase (decrease) in net assets
   from operations ............................................       6,529,740        21,064,557         509,030         467,034
                                                                  -------------     -------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......................         891,756         1,188,537         402,551         515,344
  Transfers between funds including
    guaranteed interest account, net ..........................     (11,742,927)       (8,486,211)      1,976,623       3,018,182
  Transfers for contract benefits and
    terminations ..............................................      (6,820,534)       (5,937,637)     (2,230,029)     (2,622,933)
  Contract maintenance charges ................................        (306,905)         (362,403)        (61,476)        (71,873)
                                                                  -------------     -------------    ------------    ------------
Net increase (decrease) in net assets from
  contractowners transactions .................................     (17,978,610)      (13,597,714)         87,669         838,720
                                                                  -------------     -------------    ------------    ------------
Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 45 ....................              34               100           3,670           4,370
                                                                  -------------     -------------    ------------    ------------
Increase (Decrease) in Net Assets .............................     (11,448,836)        7,466,943         600,369       1,310,124
Net Assets -- Beginning of Period .............................     113,442,208       105,975,265      23,487,570      22,177,446
                                                                  -------------     -------------    ------------    ------------
Net Assets -- End of Period ...................................   $ 101,993,372     $ 113,442,208    $ 24,087,939    $ 23,487,570
                                                                  =============     =============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .......................................................              --                --              --              --
 Redeemed .....................................................              --                --              --              --
                                                                  -------------     -------------    ------------    ------------
 Net Increase (Decrease) ......................................              --                --              --              --
                                                                  =============     =============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .......................................................             923             1,417             610           1,002
 Redeemed .....................................................          (3,996)           (4,023)           (607)           (949)
                                                                  -------------     -------------    ------------    ------------
 Net Increase (Decrease) ......................................          (3,073)           (2,606)              3              53
                                                                  =============     =============    ============    ============


-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2004


                                                                           EQ/Alliance                        EQ/Bernstein
                                                                            Small Cap                          Diversified
                                                                             Growth                               Value
                                                                ---------------------------------   --------------------------------
                                                                      2004             2003               2004             2003
                                                                ---------------- ----------------   ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................................  $  (1,618,108)    $ (1,416,956)     $    (128,880)    $    (87,220)
 Net realized gain (loss) on
   investments ................................................       (913,326)      (3,983,201)         2,723,850       (1,003,337)
 Change in unrealized appreciation
  (depreciation) of investments ...............................     15,629,879       38,632,255         14,551,124       32,364,193
                                                                 -------------     ------------      -------------     ------------
 Net increase (decrease) in net assets
   from operations ............................................     13,098,445       33,232,098         17,146,094       31,273,636
                                                                 -------------     ------------      -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......................      1,182,761        1,068,239          1,765,585        1,685,179
  Transfers between funds including
    guaranteed interest account, net ..........................     (6,032,033)       1,706,064          6,119,674        8,537,097
  Transfers for contract benefits and
    terminations ..............................................     (6,959,714)      (5,530,017)       (11,999,925)      (7,884,172)
  Contract maintenance charges ................................       (352,891)        (351,679)          (441,146)        (419,115)
                                                                 -------------     ------------      -------------     ------------
Net increase (decrease) in net assets from
  contractowners transactions .................................    (12,161,877)      (3,107,393)        (4,555,812)       1,918,989
                                                                 -------------     ------------      -------------     ------------
Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 45 ....................          5,138            5,561             11,143           10,132
                                                                 -------------     ------------      -------------     ------------
Increase (Decrease) in Net Assets .............................        941,706       30,130,266         12,601,425       33,202,757
Net Assets -- Beginning of Period .............................    117,734,997       87,604,731        147,543,836      114,341,079
                                                                 -------------     ------------      -------------     ------------
Net Assets -- End of Period ...................................  $ 118,676,703     $117,734,997      $ 160,145,261     $147,543,836
                                                                 =============     ============      =============     ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .......................................................             64               55                 --               --
 Redeemed .....................................................           (108)             (81)                --               --
                                                                 -------------     ------------      -------------     ------------
 Net Increase (Decrease) ......................................            (44)             (26)                --               --
                                                                 =============     ============      =============     ============
Unit Activity 0.50% to 1.70% Class B
 Issued .......................................................            733            1,242              1,589            2,208
 Redeemed .....................................................         (1,579)          (1,509)            (1,926)          (2,019)
                                                                 -------------     ------------      -------------     ------------
 Net Increase (Decrease) ......................................           (846)            (267)              (337)             189
                                                                 =============     ============      =============     ============



                                                                      EQ/Calvert Socially          EQ/Capital Guardian
                                                                           Responsible                    Growth
                                                                   ---------------------------- --------------------------
                                                                        2004           2003          2004           2003
                                                                   -------------  ------------- -------------- -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................................   $ (13,129)     $ (10,460)    $  (11,003)   $  (12,789)
 Net realized gain (loss) on investments .........................      74,061        (76,649)       113,276        21,292
 Change in unrealized appreciation (depreciation)
   of investments ................................................     (40,460)       250,391        (63,562)      199,491
                                                                     ---------      ---------     ----------    ----------
 Net increase (decrease) in net assets from operations ...........      20,472        163,282         38,711       207,994
                                                                     ---------      ---------     ----------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........................      72,643          5,071          1,715        16,290
  Transfers between funds including guaranteed interest
   account, net ..................................................      37,473        130,122       (204,139)      690,308
  Transfers for contract benefits and terminations ...............     (85,359)       (50,536)      (107,539)      (62,559)
  Contract maintenance charges ...................................      (2,291)        (1,867)        (2,819)       (3,588)
                                                                     ---------      ---------     ----------    ----------
Net increase (decrease) in net assets from
  contractowners transactions ....................................      22,466         82,790       (312,782)      640,451
                                                                     ---------      ---------     ----------    ----------
Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 45 .......................      13,130         10,461         16,621        14,363
                                                                     ---------      ---------     ----------    ----------
Increase (Decrease) in Net Assets ................................      56,068        256,533       (257,450)      862,808
Net Assets -- Beginning of Period ................................     918,430        661,897      1,354,541       491,733
                                                                     ---------      ---------     ----------    ----------
Net Assets -- End of Period ......................................   $ 974,498      $ 918,430     $1,097,091    $1,354,541
                                                                     =========      =========     ==========    ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued ..........................................................          --             --             --            --
 Redeemed ........................................................          --             --             --            --
                                                                     ---------      ---------     ----------    ----------
 Net Increase (Decrease) .........................................          --             --             --            --
                                                                     =========      =========     ==========    ==========
Unit Activity 0.50% to 1.70% Class B
 Issued ..........................................................          59             89             36           118
 Redeemed ........................................................         (56)           (81)           (64)          (53)
                                                                     ---------      ---------     ----------    ----------
 Net Increase (Decrease) .........................................           3              9            (28)           65
                                                                     =========      =========     ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2004


                                                                             EQ/Capital                     EQ/Capital
                                                                              Guardian                       Guardian
                                                                           International                     Research
                                                                    ----------------------------  ------------------------------
                                                                         2004           2003            2004            2003
                                                                    -------------- -------------  --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................................  $     40,561     $   10,029    $   (573,039)   $   (644,518)
 Net realized gain (loss) on investments .........................       489,564          6,621       1,745,835        (456,283)
 Change in unrealized appreciation (depreciation)
   of investments ................................................     1,016,254      1,358,126       5,482,627      18,614,165
                                                                    ------------     ----------    ------------    ------------
 Net increase (decrease) in net assets from operations ...........     1,546,379      1,374,776       6,655,423      17,513,364
                                                                    ------------     ----------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........................       416,926        107,813         805,576         651,180
  Transfers between funds including guaranteed interest
   account, net ..................................................     5,803,470      4,070,095        (236,184)       (304,476)
  Transfers for contract benefits and terminations ...............    (1,107,411)      (386,667)     (5,355,886)     (3,955,239)
  Contract maintenance charges ...................................       (26,710)       (12,128)       (238,473)       (241,392)
                                                                    ------------     ----------    ------------    ------------
Net increase (decrease) in net assets from
  contractowners transactions ....................................     5,086,275      3,779,113      (5,024,967)     (3,849,927)
                                                                    ------------     ----------    ------------    ------------
Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 45 .......................        31,059         38,002             166             359
                                                                    ------------     ----------    ------------    ------------
Increase (Decrease) in Net Assets ................................     6,663,713      5,191,890       1,630,622      13,663,796
Net Assets -- Beginning of Period ................................     7,762,737      2,570,847      75,120,115      61,456,319
                                                                    ------------     ----------    ------------    ------------
Net Assets -- End of Period ......................................  $ 14,426,450     $7,762,737    $ 76,750,737    $ 75,120,115
                                                                    ============     ==========    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued ..........................................................            --             --              --              --
 Redeemed ........................................................            --             --              --              --
                                                                    ------------     ----------    ------------    ------------
 Net Increase (Decrease) .........................................            --             --              --              --
                                                                    ============     ==========    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ..........................................................           829            683             604             651
 Redeemed ........................................................          (305)          (224)         (1,082)         (1,094)
                                                                    ------------     ----------    ------------    ------------
 Net Increase (Decrease) .........................................           524            459            (478)           (443)
                                                                    ============     ==========    ============    ============


                                                                         EQ/Capital Guardian            EQ/Emerging Markets
                                                                             U.S. Equity                       Equity
                                                                    ------------------------------- ------------------------------
                                                                         2004              2003            2004           2003
                                                                    -------------   --------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..................................    $   (398,852)     $   (330,380)   $   (344,957)   $   (195,331)
 Net realized gain (loss) on investments .......................       1,340,615          (209,100)      1,458,292      (1,003,760)
 Change in unrealized appreciation (depreciation)
   of investments ..............................................       2,131,363         9,321,553       8,379,780      16,009,260
                                                                    ------------      ------------    ------------    ------------
 Net increase (decrease) in net assets from operations .........       3,073,126         8,782,073       9,493,115      14,810,170
                                                                    ------------      ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ........................         390,646           415,856         539,127         495,186
  Transfers between funds including guaranteed interest
   account, net ................................................       5,175,205         9,079,114       5,363,895       2,141,903
  Transfers for contract benefits and terminations .............      (2,957,748)       (1,532,902)     (3,198,179)     (1,947,185)
  Contract maintenance charges .................................        (106,997)          (81,614)       (144,299)       (116,655)
                                                                    ------------      ------------    ------------    ------------
Net increase (decrease) in net assets from
  contractowners transactions ..................................       2,501,106         7,880,454       2,560,544         573,249
                                                                    ------------      ------------    ------------    ------------
Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 45 .....................           3,575             7,405           1,167           1,358
                                                                    ------------      ------------    ------------    ------------
Increase (Decrease) in Net Assets ..............................       5,577,807        16,669,932      12,054,826      15,384,776
Net Assets -- Beginning of Period ..............................      38,693,144        22,023,212      43,900,179      28,515,403
                                                                    ------------      ------------    ------------    ------------
Net Assets -- End of Period ....................................    $ 44,270,951      $ 38,693,144    $ 55,955,005    $ 43,900,179
                                                                    ============      ============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued ........................................................              --                --              --              --
 Redeemed ......................................................              --                --              --              --
                                                                    ------------      ------------    ------------    ------------
 Net Increase (Decrease) .......................................              --                --              --              --
                                                                    ============      ============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ........................................................           1,059             1,603           1,877           2,404
 Redeemed ......................................................            (826)             (718)         (1,648)         (2,398)
                                                                    ------------      ------------    ------------    ------------
 Net Increase (Decrease) .......................................             233               885             229               6
                                                                    ============      ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2004



                                                                                EQ/Enterprise                    EQ/Enterprise
                                                                EQ/Enterprise       Equity       EQ/Enterprise     Growth and
                                                                  Equity (d)      Income (d)       Growth (d)      Income (d)
                                                               --------------- ---------------  --------------- --------------
                                                                     2004            2004             2004            2004
                                                               --------------- ---------------  --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ................................    $   (286)      $   9,040          $   (24)       $    772
 Net realized gain (loss) on investments .....................           1             521               --             644
 Change in unrealized appreciation (depreciation)
   of investments ............................................       6,035          14,228              969           2,178
                                                                  --------       ---------          -------        --------
 Net increase (decrease) in net assets from
   operations ................................................       5,750          23,789              945           3,594
                                                                  --------       ---------          -------        --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ......................       8,355          31,721           10,966          11,783
  Transfers between funds including guaranteed
   interest account, net .....................................     346,121       1,463,313           35,753         103,388
  Transfers for contract benefits and terminations ...........        (829)        (15,013)              --         (12,588)
  Contract maintenance charges ...............................         (17)           (621)              --            (102)
                                                                  --------       ---------          -------        --------
Net increase (decrease) in net assets from
  contractowners transactions ................................     353,630       1,479,400           46,719         102,481
                                                                  --------       ---------          -------        --------
Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 45 ...................         285           1,437               72             140
                                                                  --------       ---------          -------        --------
Increase (Decrease) in Net Assets ............................     359,665       1,504,626           47,736         106,215
Net Assets -- Beginning of Period ............................          --              --               --              --
                                                                  --------       ---------          -------        --------
Net Assets -- End of Period ..................................    $359,665       $1,504,626         $47,736        $106,215
                                                                  ========       ==========         =======        ========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued ......................................................          --              --               --              --
 Redeemed ....................................................          --              --               --              --
                                                                  --------       ----------         -------        --------
 Net Increase (Decrease) .....................................          --              --               --              --
                                                                  ========       ==========         =======        ========
Unit Activity 0.50% to 1.70% Class B
 Issued ......................................................          21             275               11              23
 Redeemed ....................................................          --              (9)              --              (3)
                                                                  --------       -----------        -------        ----------
 Net Increase (Decrease) .....................................          21             266               11              20
                                                                  ========       ===========        =======        ==========

                                                                EQ/Enterprise      EQ/Enterprise
                                                                    Small              Small
                                                                   Company            Company                 EQ/Equity
                                                                 Growth (d)          Value (d)                500 Index
                                                                -------------     --------------- ---------------------------------
                                                                    2004                2004            2004             2003
                                                                -------------     --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................      $   (154)         $    (542)     $     (13,433)    $   (191,868)
 Net realized gain (loss) on investments ...................             8             43,224         (3,464,416)      (7,517,147)
 Change in unrealized appreciation
   (depreciation) of investments ...........................         3,085             41,981         16,926,774       42,306,361
                                                                  --------          ---------      -------------     ------------
 Net increase (decrease) in net assets
   from operations .........................................         2,939             84,663         13,448,925       34,597,346
                                                                  --------          ---------      -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................         5,507             14,645          1,930,671        2,202,234
  Transfers between funds including
    guaranteed interest account, net .......................       928,952          2,201,732         (3,954,821)       1,901,477
  Transfers for contract benefits and
    terminations ...........................................          (400)            (8,561)       (11,272,663)      (8,854,473)
  Contract maintenance charges .............................            --               (456)          (498,770)        (502,381)
                                                                  --------          ---------      -------------     ------------
Net increase (decrease) in net assets from
  contractowners transactions ..............................       934,059          2,207,360        (13,795,583)      (5,253,143)
                                                                  --------          ---------      -------------     ------------
Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 45 .................           153              2,574              5,281            4,916
                                                                  --------          ---------      -------------     ------------
Increase (Decrease) in Net Assets ..........................       937,151          2,294,597           (341,377)      29,349,119
Net Assets -- Beginning of Period ..........................            --                 --        166,538,428      137,189,309
                                                                  --------          ---------      -------------     ------------
Net Assets -- End of Period ................................      $937,151          $2,294,597     $ 166,197,051     $166,538,428
                                                                  ========          ==========     =============     ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued ....................................................            --                 --                 --               --
 Redeemed ..................................................            --                 --                 --               --
                                                                  --------          ----------     -------------     ------------
 Net Increase (Decrease) ...................................            --                 --                 --               --
                                                                  ========          ==========     =============     ============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................           123                106                696            1,145
 Redeemed ..................................................            --                 (4)            (1,268)          (1,417)
                                                                  --------          -----------    -------------     ------------
 Net Increase (Decrease) ...................................           123                102               (572)            (272)
                                                                  ========          ===========    =============     ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2004



                                                                           EQ/Evergreen                       EQ/FI
                                                                              Omega                          Mid Cap
                                                                    ---------------------------- -------------------------------
                                                                        2004           2003            2004            2003
                                                                    ------------- -------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................................   $  (131,584)    $  (89,644)   $    659,476    $   (770,648)
 Net realized gain (loss) on investments ........................        17,520       (294,646)      5,481,452        (949,693)
 Change in unrealized appreciation (depreciation)
   of investments ...............................................       741,029      2,284,943       3,818,707      21,936,773
                                                                    -----------     ----------    ------------    ------------
 Net increase (decrease) in net assets from operations ..........       626,965      1,900,653       9,959,635      20,216,432
                                                                    -----------     ----------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........................       264,624         92,659       1,035,678         973,695
  Transfers between funds including guaranteed
   interest account, net ........................................      3,346103      2,966,624       2,850,265      11,433,186
  Transfers for contract benefits and terminations ..............      (683,487)      (419,592)     (4,630,376)     (2,525,616)
  Contract maintenance charges ..................................       (32,142)       (19,635)       (184,524)       (124,803)
                                                                    -----------     ----------    ------------    ------------
Net increase (decrease) in net assets from
  contractowners transactions ...................................     2,895,098      2,620,056        (928,957)      9,756,462
                                                                    -----------     ----------    ------------    ------------
Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 45 ......................        30,024         28,684         (16,402)         22,672
                                                                    -----------     ----------    ------------    ------------
Increase (Decrease) in Net Assets ...............................     3,552,087      4,549,393       9,014,276      29,995,566
Net Assets -- Beginning of Period ...............................     9,383,184      4,833,791      73,654,945      43,659,379
                                                                    -----------     ----------    ------------    ------------
Net Assets -- End of Period .....................................   $12,935,271     $9,383,184    $ 82,669,221    $ 73,654,945
                                                                    ===========     ==========    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................................            --             --              --              --
 Redeemed .......................................................            --             --              --              --
                                                                    -----------     ----------    ------------    ------------
 Net Increase (Decrease) ........................................            --             --              --              --
                                                                    ===========     ==========    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................................           697            507           1,827           2,757
 Redeemed .......................................................          (333)          (156)         (1,968)         (1,541)
                                                                    -----------     ----------    ------------    ------------
 Net Increase (Decrease) ........................................           364            351             141           1,215
                                                                    ===========     ==========    ============    ============

                                                                             EQ/FI
                                                                           Small/Mid                       EQ/J.P. Morgan
                                                                           Cap Value                         Core Bond
                                                               ---------------------------------   -------------------------------
                                                                     2004              2003             2004            2003
                                                               ----------------   --------------   --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...............................   $   1,726,319      $ (1,347,742)   $  1,244,901    $    860,716
 Net realized gain (loss) on
   investments ..............................................      13,926,306          (858,325)        (88,297)        443,947
 Change in unrealized appreciation (depreciation)
   of investments ...........................................       6,831,397        39,030,860          44,682        (555,970)
                                                                -------------      ------------    ------------    ------------
 Net increase (decrease) in net assets from
   operations ...............................................      22,484,022        36,824,793       1,201,286         748,693
                                                                -------------      ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .....................       1,409,402         1,409,844         842,935       1,148,935
  Transfers between funds including guaranteed
    interest account, net ...................................      (3,358,266)       (2,286,499)      2,734,489)      5,560,391
  Transfers for contract benefits and terminations ..........     (11,718,404)       (7,141,510)     (3,813,729)     (4,607,487)
  Contract maintenance charges ..............................        (439,553)         (403,425)       (120,300)       (154,052)
                                                                -------------      ------------    ------------    ------------
Net increase (decrease) in net assets from
  contractowners transactions ...............................     (14,106,821)       (8,421,590)       (356,605)      1,947,787
                                                                -------------      ------------    ------------    ------------
Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 45 ..................          20,264            18,460           1,330           2,117
                                                                -------------      ------------    ------------    ------------
Increase (Decrease) in Net Assets ...........................       8,397,465        28,421,663         846,011       2,698,597
Net Assets -- Beginning of Period ...........................     150,616,470       122,194,807      48,378,973      45,680,376
                                                                -------------      ------------    ------------    ------------
Net Assets -- End of Period .................................   $ 159,013,935      $150,616,470    $ 49,224,984    $ 48,378,973
                                                                =============      ============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .....................................................              --                --              --              --
 Redeemed ...................................................              --                --              --              --
                                                                -------------      ------------    ------------    ------------
 Net Increase (Decrease) ....................................              --                --              --              --
                                                                =============      ============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .....................................................           1,369             1,551           1,335           2,845
 Redeemed ...................................................          (2,483)              744          (1,366)         (2,708)
                                                                -------------      ------------    ------------    ------------
 Net Increase (Decrease) ....................................          (1,114)             (807)            (31)            137
                                                                =============      ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2004


                                                                       EQ/Janus                      EQ/JP Morgan
                                                                       Large Cap                         Value
                                                                        Growth                       Opportunities
                                                            ------------------------------  -------------------------------
                                                                  2004            2003            2004            2003
                                                            --------------- --------------  --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .............................  $   (277,427)   $   (329,919)   $    (72,192)   $    (41,645)
 Net realized gain (loss) on investments ..................    (1,095,015)     (2,411,018)       (513,252)     (1,980,936)
 Change in unrealized appreciation
   (depreciation) of investments ..........................     3,517,516       7,394,159       4,267,719      11,110,041
                                                             ------------    ------------    ------------    ------------
 Net increase (decrease) in net assets
   from operations ........................................     2,145,074       4,653,222       3,682,275       9,087,460
                                                             ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ...................       258,465         221,438         443,408         556,696
  Transfers between funds including
    guaranteed interest account, net ......................    (1,908,581)     (1,126,912)     (1,967,443)     (1,133,043)
  Transfers for contract benefits and
    terminations ..........................................    (1,352,980)     (1,210,556)                     (2,799,807)
  Contract maintenance charges ............................       (43,620)        (48,601)       (141,318)       (154,332)
                                                             ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
  contractowners transactions .............................    (3,046,716)     (2,164,631)     (5,343,212)     (3,530,486)
                                                             ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 45 ................        22,207          17,917          33,641          10,275
                                                             ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets .........................      (879,435)      2,506,508      (1,627,296)      5,567,249
Net Assets -- Beginning of Period .........................    23,012,558      20,506,050      43,575,856      38,008,607
                                                             ------------    ------------    ------------    ------------
Net Assets -- End of Period ...............................  $ 22,133,123    $ 23,012,558    $ 41,948,560    $ 43,575,856
                                                             ============    ============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued ...................................................            --              --              --              --
 Redeemed .................................................            --              --              --              --
                                                             ------------    ------------    ------------    ------------
 Net Increase (Decrease) ..................................            --              --              --              --
                                                             ============    ============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ...................................................           422             727             217             409
 Redeemed .................................................          (978)         (1,174)           (649)           (733)
                                                             ------------    ------------    ------------    ------------
 Net Increase (Decrease) ..................................          (556)           (447)           (432)           (325)
                                                             ============    ============    ============    ============

                                                                         EQ/Lazard Small Cap                EQ/Marisco
                                                                                Value                          Focus
                                                                 --------------------------------  -----------------------------
                                                                       2004             2003            2004           2003
                                                                 ---------------  --------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................................   $  1,850,392     $    (94,499)   $   (773,007)   $   (548,973)
 Net realized gain (loss) on investments ......................      3,480,338         (492,570)      2,654,309         (16,369)
 Change in unrealized appreciation (depreciation)
   of investments .............................................        512,664        9,046,887       2,946,906      11,012,954
                                                                  ------------     ------------    ------------    ------------
 Net increase (decrease) in net assets from
   operations .................................................      5,843,394        8,459,818       4,828,208      10,447,612
                                                                  ------------     ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......................      1,173,197          710,918         654,059         967,470
  Transfers between funds including
    guaranteed interest account, net ..........................      8,960,341        8,204,385         784,276      24,814,535
  Transfers for contract benefits and terminations ............     (3,369,091)      (1,615,552)     (4,001,647)     (2,389,701)
  Contract maintenance charges ................................       (118,053)         (83,785)       (153,923)       (120,167)
                                                                  ------------     ------------    ------------    ------------
Net increase (decrease) in net assets from
  contractowners transactions .................................      6,646,394        7,215,966      (2,717,235)     23,272,137
                                                                  ------------     ------------    ------------    ------------
Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 45 ....................          2,499            2,192           2,930           3,092
                                                                  ------------     ------------    ------------    ------------
Increase (Decrease) in Net Assets .............................     12,492,287       15,677,976       2,113,903      33,722,841
Net Assets -- Beginning of Period .............................     35,012,357       19,334,381      58,086,725      24,363,884
                                                                  ------------     ------------    ------------    ------------
Net Assets -- End of Period ...................................   $ 47,504,644     $ 35,012,357    $ 60,200,628    $ 58,086,725
                                                                  ============     ============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .......................................................             --               --              --              --
 Redeemed .....................................................             --               --              --              --
                                                                  ------------     ------------    ------------    ------------
 Net Increase (Decrease) ......................................             --               --              --              --
                                                                  ============     ============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .......................................................          1,384            1,253           1,153           3,011
 Redeemed .....................................................           (954)            (639)         (1,377)           (934)
                                                                  ------------     ------------    ------------    ------------
 Net Increase (Decrease) ......................................            430              614            (224)          2,077
                                                                  ============     ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2004


                                                                      EQ/Mercury                         EQ/Mercury
                                                                      Basic Value                       International
                                                                        Equity                              Value
                                                           ---------------------------------  ---------------------------------
                                                                 2004             2003               2004             2003
                                                           ---------------- ----------------  ----------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ............................  $   1,212,501    $  (1,322,655)     $   105,948      $    384,839
 Net realized gain (loss) on investments .................      7,039,057       (3,721,875)         519,151          (495,377)
 Change in unrealized appreciation (depreciation)
   of investments ........................................      7,239,833       45,620,616        9,259,830        11,078,962
                                                            -------------    -------------      -----------      ------------
 Net increase (decrease) in net assets from
   operations ............................................     15,491,391       40,576,086        9,884,929        10,968,424
                                                            -------------    -------------      -----------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..................      1,716,698        1,893,988          884,267           650,126
  Transfers between funds including
   guaranteed interest account, net ......................      4,103,795        1,563,881        2,519,375          (105,341)
  Transfers for contract benefits and
    terminations .........................................    (13,498,302)     (11,197,986)      (3,160,695)       (2,508,969)
  Contract maintenance charges ...........................       (535,736)        (509,501)        (159,074)         (157,201)
                                                            -------------    -------------      -----------      ------------
Net increase (decrease) in net assets from
  contractowners transactions ............................     (8,213,545)      (8,249,618)          83,873        (2,121,385)
                                                            -------------    -------------      -----------      ------------
Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 45 ...............         17,115           16,674            1,036             1,694
                                                            -------------    -------------      -----------      ------------
Increase (Decrease) in Net Assets ........................      7,294,961       32,343,142        9,969,838         8,848,733
Net Assets -- Beginning of Period ........................    176,608,433      144,265,291       50,956,959        42,108,226
                                                            -------------    -------------      -----------      ------------
Net Assets -- End of Period ..............................  $ 183,903,394    $ 176,608,433      $60,926,797      $ 50,956,959
                                                            =============    =============      ===========      ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued ..................................................             --               --               --                --
 Redeemed ................................................             --               --               --                --
                                                            -------------    -------------      -----------      ------------
 Net Increase (Decrease) .................................             --               --               --                --
                                                            =============    =============      ===========      ============
Unit Activity 0.50% to 1.70% Class B
 Issued ..................................................          1,167            1,628              688               680
 Redeemed ................................................         (1,601)          (2,180)            (697)             (835)
                                                            -------------    -------------      -----------      ------------
 Net Increase (Decrease) .................................           (434)            (553)              (9)             (154)
                                                            =============    =============      ===========      ============


                                                                            EQ/MFS
                                                                        Emerging Growth                      EQ/MFS
                                                                           Companies                     Investors Trust
                                                             ----------------   ---------------- ------------------------------
                                                                   2004               2003             2004           2003
                                                             ----------------   ---------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .............................   $  (1,585,087)     $  (1,555,197)   $   (139,008)   $   (121,809)
 Net realized gain (loss) on investments ..................     (11,988,675)       (16,102,976)       (608,085)     (1,159,995)
 Change in unrealized appreciation
   (depreciation) of investments ..........................      25,504,516         45,115,972       2,184,909       3,967,510
                                                              -------------      -------------    ------------    ------------
 Net increase (decrease) in net assets
   from operations ........................................      11,930,754         27,457,799       1,437,816       2,685,706
                                                              -------------      -------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ...................       1,231,887          1,135,794         136,094         114,957
  Transfers between funds including
    guaranteed interest account, net ......................      (9,707,453)        (7,202,605)       (361,190)        143,281
  Transfers for contract benefits and
    terminations ..........................................      (8,663,621)        (6,244,227)     (1,279,415)       (924,485)
  Contract maintenance charges ............................        (405,715)          (449,646)        (37,206)        (36,277)
                                                              -------------      -------------    ------------    ------------
Net increase (decrease) in net assets from
  contractowners transactions .............................      17,544,902        (12,760,684)     (1,541,717)       (702,524)
                                                              -------------      -------------    ------------    ------------
Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 45 ................             813              2,189          10,240           8,977
                                                              -------------      -------------    ------------    ------------
Increase (Decrease) in Net Assets .........................      (5,613,335)        14,699,304         (93,661)      1,992,159
Net Assets -- Beginning of Period .........................     121,860,789        107,161,485      16,064,191      14,072,032
                                                              -------------      -------------    ------------    ------------
Net Assets -- End of Period ...............................   $ 116,247,454      $ 121,860,789    $ 15,970,530    $ 16,064,191
                                                              =============      =============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued ...................................................              --                 --              --              --
 Redeemed .................................................              --                 --              --              --
                                                              -------------      -------------    ------------    ------------
 Net Increase (Decrease) ..................................              --                 --              --              --
                                                              =============      =============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ...................................................             478                743             175             306
 Redeemed .................................................          (1,929)            (1,992)           (362)           (413)
                                                              -------------      -------------    ------------    ------------
 Net Increase (Decrease) ..................................          (1,451)            (1,249)           (187)           (107)
                                                              =============      =============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31, 2004


                                                                                                             EQ/Small
                                                                                                             Company
                                                                     EQ/Money Market                          Index
                                                            ---------------------------------     ------------------------------
                                                                  2004             2003                 2004           2003
                                                            ---------------- ----------------     --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .............................  $  (1,006,754)   $  (2,010,908)       $    325,396    $   (246,249)
 Net realized gain (loss) on investments ..................       (574,264)      (1,442,515)          1,758,539        (556,494)
 Change in unrealized appreciation (depreciation)
   of investments .........................................        555,369        1,588,295           3,276,757       9,051,175
                                                             -------------    -------------        ------------    ------------
 Net increase (decrease) in net assets from operations ....     (1,025,649)      (1,865,128)          5,360,692       8,248,432
                                                             -------------    -------------        ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ...................      5,673,757       10,439,979             359,594         424,883
  Transfers between funds including guaranteed
   interest account, net ..................................      3,408,098      (45,862,432)          3,840,927       7,237,620
  Transfers for contract benefits and terminations ........    (44,471,787)     (52,591,091)         (2,422,047)     (1,257,032)
  Contract maintenance charges ............................       (373,509)        (525,357)           (108,657)        (76,123)
                                                             -------------    -------------        ------------    ------------
Net increase (decrease) in net assets from
  contractowners transactions .............................    (35,763,441)     (88,538,901)          1,669,817       6,329,348
                                                             -------------    -------------        ------------    ------------
Net increase (decrease) in amount retained by
  AXA Equitable in Separate  Account No. 45 ...............          8,406           11,369               2,426          17,072
                                                             -------------    -------------        ------------    ------------
Increase (Decrease) in Net Assets .........................    (36,780,684)     (90,392,660)          7,032,935      14,594,853
Net Assets -- Beginning of Period .........................    174,458,463      264,851,123          32,345,229      17,750,376
                                                             -------------    -------------        ------------    ------------
Net Assets -- End of Period ...............................  $ 137,677,779    $ 174,458,463        $ 39,378,164    $ 32,345,229
                                                             =============    =============        ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued ...................................................            562              468                  --              --
 Redeemed .................................................           (662)            (887)                 --              --
                                                             -------------    -------------        ------------    ------------
 Net Increase (Decrease) ..................................           (100)            (419)                 --              --
                                                             =============    =============        ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ...................................................          5,365            5,257               1,020             986
 Redeemed .................................................         (6,551)          (7,988)               (891)           (434)
                                                             -------------    -------------        ------------    ------------
 Net Increase (Decrease) ..................................         (1,186)          (2,731)                129             552
                                                             =============    =============        ============    ============

-------
(a) A substitution of EQ/International Equity Index and EQ/Alliance Global for EQ/Alliance International occurred on May 2, 2003 (See Note 5).
(b) Commenced operations on Februry 13, 2003.
(c) A substitution of EQ/Technology Portfolio for AXA Premier VIP Technology Portfolio occurred on May 14, 2004 (See Note 5).
(d) Commenced operations on October 25, 2004.

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements

December 31, 2004

1.  Organization

    AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account No. 45 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various investment trusts of EQ Advisors Trust ("EQAT"), and AXA Premier VIP Trust ("VIP"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts has separate investment objectives. These financial statements and notes are those of the Account.

   The Account consists of 51 variable investment options:

   o AXA Aggressive Allocation
   o AXA Conservative Allocation
   o AXA Conservative-Plus Allocation
   o AXA Moderate Allocation(1)
   o AXA Moderate-Plus Allocation
   o AXA Premier VIP Aggressive Equity(2)
   o AXA Premier VIP Core Bond
   o AXA Premier VIP Health Care
   o AXA Premier VIP High Yield(3)
   o AXA Premier VIP International Equity
   o AXA Premier VIP Large Cap Core Equity
   o AXA Premier VIP Large Cap Growth
   o AXA Premier VIP Large Cap Value
   o AXA Premier VIP Small/Mid Cap Growth
   o AXA Premier VIP Small/Mid Cap Value
   o AXA Premier VIP Technology
   o EQ/Alliance Common Stock
   o EQ/Alliance Growth and Income
   o EQ/Alliance Intermediate Government Securities
   o EQ/Alliance International
   o EQ/Alliance Premier Growth
   o EQ/Alliance Quality Bond
   o EQ/Alliance Small Cap Growth
   o EQ/Bernstein Diversified Value
   o EQ/Calvert Socially Responsible
   o EQ/Capital Guardian Growth(6)
   o EQ/Capital Guardian International
   o EQ/Capital Guardian Research
   o EQ/Capital Guardian U.S. Equity
   o EQ/Emerging Markets Equity
   o EQ/Enterprise Equity
   o EQ/Enterprise Equity Income
   o EQ/Enterprise Growth
   o EQ/Enterprise Growth and Income
   o EQ/Enterprise Small Company Growth
   o EQ/Enterprise Small Company Value
   o EQ/Equity 500 Index
   o EQ/Evergreen Omega
   o EQ/FI Mid Cap
   o EQ/FI Small/Mid Cap Value
   o EQ/J.P. Morgan Core Bond
   o EQ/Janus Large Cap Growth
   o EQ/JP Morgan Value Opportunities(5)
   o EQ/Lazard Small Cap Value
   o EQ/Marsico Focus
   o EQ/Mercury Basic Value Equity
   o EQ/Mercury International Value(4)
   o EQ/MFS Emerging Growth Companies
   o EQ/MFS Investors Trust
   o EQ/Money Market
   o EQ/Small Company Index

   ----------

   (1) Formerly known as EQ/Balanced.
   (2) Formerly known as EQ/Aggressive Stock.
   (3) Formerly known as EQ/High Yield.
   (4) Formerly known as EQ/Putnam International Equity.
   (5) Formerly known as EQ/Putnam Growth & Income Value.
   (6) Formerly known as EQ/Putnam Voyager.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator Advisor, Income Manager, Accumulator, Accumulator issued after March 1, 2000, Accumulator Plus, Select, Elite, and Accumulator Select issued after August 13, 2001, and deferred variable annuities which combine the portfolios in the Account with guaranteed fixed rate options. The Income Manager, Accumulator, Accumulators Select, Elite, Plus, and Accumulator issued after March 1, 2000, and Accumulator Select issued after August 13, 2001, are offered with the same variable investment options for use as a nonqualified annuity ("NQ") for after-tax contributions only, an annuity that is an investment vehicle for certain qualified plans ("QP"), an individual retirement annuity ("IRA") or a tax-sheltered annuity ("TSA"). Equitable Accumulator Advisor is offered with the same variable investment options for use as an NQ, QP or IRA. Income


                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2004


1. Organization (Concluded)

   Manager Accumulator (NQ, IRA, QP and TSA), Accumulator (NQ, IRA, QP and TSA), Accumulator Select, Elite, Plus, Accumulator issued after March 1, 2000, and Accumulator Select issued after August 13, 2001 (NQ, IRA, QP and TSA), Accumulator Advisor and Accumulator Plus (NQ, IRA and QP), collectively referred to as the Contracts, are offered under group and individual variable annuity forms.

   The amount retained by AXA Equitable in the Account arises principally from
   (1) contributions from AXA Equitable, (2) mortality and expense charges, asset-based administration charges, and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by AXA Equitable are not subject to mortality and expense risk charges, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.


2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   On December 29, 2003, The American Institute of Certified Public Accountants issued Statement of Position 03-05 "Financial Highlights of Separate
   Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies" which was effective for the December 31, 2003 financial statements. Adoption of the new requirements did not have a significant impact on the Account's financial position or results of operations.

   Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT and VIP shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account predominately related to premiums, surrenders and death benefits.

   Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and fixed maturity options of Separate Account No. 46. The net assets of any variable investment option may not be less than the aggregate of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in AXA Equitable's General Account to provide for other policy benefits, as required by state insurance law. AXA Equitable's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under Accumulator issued after March 1, 2000, Accumulator Plus, and Accumulator Elite Contracts. Included in Contract maintenance charges are administrative charges, if applicable, which are deducted annually under Accumulator issued after March 1, 2000 and Accumulator Elite Contracts.

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no


                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2004


2. Significant Accounting Policies (Concluded)

   provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:


                                                       Purchases       Sales
                                                     ------------- -------------
AXA Aggressive Allocation ........................    $ 2,178,396   $   265,434
AXA Conservative Allocation ......................      6,751,462     2,318,840
AXA Conservative-Plus Allocation .................      7,214,859       852,674
AXA Moderate Allocation ..........................     30,038,429    61,433,603
AXA Moderate-Plus Allocation .....................     11,081,015     1,001,841
AXA Premier VIP Aggressive Equity ................      2,715,500    11,015,935
AXA Premier VIP Core Bond ........................     12,400,067    13,340,607
AXA Premier VIP Health Care ......................      8,545,844     5,747,695
AXA Premier VIP High Yield .......................     29,224,153    26,583,467
AXA Premier VIP International Equity .............      7,571,393     4,942,354
AXA Premier VIP Large Cap Core Equity ............      2,302,680     2,390,623
AXA Premier VIP Large Cap Growth .................      3,936,271     3,427,780
AXA Premier VIP Large Cap Value ..................      7,130,509     4,385,933
AXA Premier VIP Small/Mid Cap Growth .............      4,652,355     4,959,190
AXA Premier VIP Small/Mid Cap Value ..............     12,145,339     5,949,339
AXA Premier VIP Technology .......................     83,350,662    49,707,481
EQ/Alliance Common Stock .........................     19,357,507    93,104,209
EQ/Alliance Growth and Income ....................     13,637,539    67,416,340
EQ/Alliance Intermediate Government Securities ...     12,174,440    57,051,242
EQ/Alliance International ........................      8,255,141    22,131,695
EQ/Alliance Premier Growth .......................      1,584,479    21,054,886
EQ/Alliance Quality Bond .........................      8,261,518     7,545,618
EQ/Alliance Small Cap Growth .....................      5,837,853    19,612,699
EQ/Bernstein Diversified Value ...................     14,600,995    18,246,884
EQ/Calvert Socially Responsible ..................        428,427       405,959
EQ/Capital Guardian Growth .......................        406,001       712,753
EQ/Capital Guardian International ................      7,550,703     2,392,808
EQ/Capital Guardian Research .....................      4,393,711     9,991,552
EQ/Capital Guardian U.S. Equity ..................      9,077,247     6,971,419
EQ/Emerging Market Equity ........................     12,668,346    10,451,592
EQ/Enterprise Equity .............................        353,646            17
EQ/Enterprise Equity Income ......................      1,536,203        46,326
EQ/Enterprise Growth .............................         46,767            --
EQ/Enterprise Growth and Income ..................        116,082        12,690
EQ/Enterprise Small Company Growth ...............        934,459           400
EQ/Enterprise Small Company Value ................      2,340,341        90,217
EQ/Equity 500 Index ..............................     10,896,743    24,700,483
EQ/Evergreen Omega ...............................      4,916,723     2,122,785
EQ/FI Mid Cap ....................................     17,462,503    14,873,435
EQ/FI Small/Mid Cap Value ........................     23,147,500    25,167,333
EQ/J.P. Morgan Core Bond .........................     14,620,548    13,611,589
EQ/Janus Large Cap Growth ........................      1,705,519     5,007,455
EQ/JP Morgan Value Opportunities .................      2,019,268     7,431,672
EQ/Lazard Small Cap Value ........................     20,760,778    10,066,427
EQ/Marsico Focus .................................     10,689,472    14,176,785
EQ/Mercury Basic Value Equity ....................     20,131,343    21,915,906
EQ/Mercury International Value ...................      7,969,745     7,778,887
EQ/MFS Emerging Growth Companies .................      1,457,298    20,586,480

                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2004


3. Purchases and Sales of Investments (Concluded)


                                      Purchases        Sales
                                   -------------- --------------
EQ/MFS Investors Trust .........    $  1,281,270   $  2,951,755
EQ/Money Market ................     107,512,467    144,274,255
EQ/Small Company Index .........      11,543,680      8,948,635

4. Expenses and Related Party Transactions

   The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A Shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B Shares") is subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Trusts. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually 0.25% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected in the net asset value of the shares. Class A shares of The Trusts continue to be purchased by contracts in-force prior to May 1, 1997.

   AXA Equitable serves as investment manager of EQAT and VIP. AXA Equitable receives management fees for services performed in its capacity as investment manager of The Trusts. As investment manager AXA Equitable oversees the activities of the investment advisors with respect to The Trusts and is responsible for retaining and discontinuing the services of those advisors. Fees generally vary depending on net asset levels of individual portfolios and range from a low of 0.10% to high of 1.20% of average daily net assets. AXA Equitable as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC, ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12 b-1 Plans as described above.

   Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for a number of portfolios in EQAT and VIP including the EQ/Alliance Portfolios; EQ/Bernstein Diversified Value, EQ/Equity 500 Index, EQ/Money Market, and EQ/Small Company Index as well as a portion of AXA Premier VIP Aggressive Equity, AXA Premier VIP High Yield, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, and AXA Premier VIP Small/Mid Cap Growth. Alliance is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   Boston Advisors serves as an investment advisor for the EQ/Enterprise Equity Income Portfolio in EQAT. Boston Advisors is an indirectly wholly owned subsidiary of AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors is an affiliate of AXA Equitable, and a distributor and principal underwriter of the Contracts and the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC , or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.


5. Substitutions/Reorganizations

   Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.



----------------------------------------------------------------------------
 May 14, 2004               Removed Portfolio    Surviving Portfolio
----------------------------------------------------------------------------
                            EQ/Technology        AXA Premier VIP Technology
----------------------------------------------------------------------------
Shares -- Class B                  9,264,482      4,556,436
Value -- Class B              $   37,725,040    $37,725,040
Net Assets before merger      $   37,725,040    $ 9,542,558
Net Assets after merger                   --    $47,267,598
----------------------------------------------------------------------------

                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2004


5. Substitutions/Reorganizations (Concluded)


--------------------------------------------------------------------------------
 May 2, 2003               Removed Portfolio           Surviving Portfolio
--------------------------------------------------------------------------------
                           EQ/International            EQ/Alliance
                           Equity Index                International
--------------------------------------------------------------------------------
Shares -- Class B            1,832,374                    1,759,898
Value -- Class B           $12,975,048                 $ 12,975,048
Net Assets before merger   $12,975,048                 $ 94,141,424
Net Assets after merger             --                 $107,116,472
--------------------------------------------------------------------------------
                           EQ/Alliance Global          EQ/Alliance
                                                       International
--------------------------------------------------------------------------------
Shares -- Class A            1,084,954                    1,703,949
Shares -- Class B            6,806,901                   10,907,216
Value -- Class A           $12,888,903                 $ 12,888,903
Value -- Class B           $80,088,505                 $ 80,088,505
Net Assets before merger   $92,977,408                 $ 26,638,494
Net Assets after merger             --                 $119,615,902
--------------------------------------------------------------------------------

   Reorganizations

   The EQ/Balanced Portfolio, a fund of EQAT, was merged into the AXA Moderate Allocation Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003. The effect of this is to convert the EQ/Balanced Portfolio into a "fund of funds" structure by investing in a combination of other portfolios that are selected from 36 actively managed choices.

   The EQ/Aggressive Stock Portfolio, a fund of EQAT, was merged into the AXA Premier VIP Aggressive Equity Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003. The EQ/High Yield Portfolio, a fund of EQAT, was merged into the AXA Premier VIP High Yield Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003.


6. Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the Account for the following charges:



                                                                  Asset-based                    Current     Maximum
                                                Mortality and   Administration   Distribution   Aggregate   Aggregate
                                                Expense Risks       Charge          Charge        Charge     Charge
                                               --------------- ---------------- -------------- ----------- ----------
Accumulator Advisor ........................   0.50%           --               --             0.50%       0.50%
Income Manager .............................   0.90%           0.25%            --             1.15%       1.15%
Accumulator ................................   1.10%           0.25%            --             1.35%       1.35%
Accumulator issued after March 1, 2000 .....   1.10%           0.25%            0.20%          1.55%       1.55%
Accumulator Plus, Select, Elite ............   1.10%           0.25%            0.25%          1.60%       1.60%
Accumulator Select issued after
  August 13, 2001 .................... .....   1.10%           0.35%            0.25%          1.70%       1.70%

   The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.


                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2004


6. Contractowner Charges (Concluded)

   The table below lists all the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or a Contractowner's account value.



                                               When charge
Charges                                        is deducted
------------------------------------- ----------------------------
Charges for state premium and other   At time of transaction
applicable taxes

Charge for Trust expenses             Daily

Annual Administrative charge          Annually on each
                                      contract date anniversary.

Variable Immediate Annuity payout     At time of transaction
option administrative fee

Withdrawal charge                     At time of transaction

BaseBuilder benefit charge            Annually on each
                                      contract date anniversary.

Protection Plus                       Annually on each
                                      contract date anniversary.



Charges                                                   Amount deducted                         How deducted
------------------------------------- ------------------------------------------------------ ----------------------
Charges for state premium and other   Varies by state.                                       Applied to an annuity
applicable taxes                                                                             payout option

Charge for Trust expenses             Vary by portfolio                                      Unit value
Annual Administrative charge          Depending on account value a charge of $30 or          Unit liquidation from
                                      Years 1 to 2 lesser of $30 or 2% of account value      account value

Variable Immediate Annuity payout     $350 annuity administrative fee                        Unit liquidation from
option administrative fee                                                                    account value

Withdrawal charge                     Low -- During the first seven contract years a         Unit liquidation from
                                      charge is deducted from amounts withdrawn that         account value
                                      exceed 15% of account value. The charge begins at
                                      7% and declines by 1% each year.

                                      High -- During the first nine contract years, a
                                      charge is deducted from amounts withdrawn that
                                      exceed 15% of account value. The charge begins at
                                      8% and declines by 1% beginning in the third
                                      contract year.

BaseBuilder benefit charge            Low 0.15%                                              Unit liquidation from
                                      High 0.45%                                             account value

Protection Plus                          0.20%                                               Unit liquidation from
                                                                                             account value

Included in Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from Contractowner's account value (unit liquidation from account value).

                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.



                                                                                       Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                          Units             Units          Net Assets     Investment        Total
                                                       Fair value    Outstanding (000's)     (000's)    Income ratio**    Return***
                                                      ------------  --------------------  -----------  ---------------  ------------
AXA Aggressive Allocation
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (r)      $ 10.70             --                 --            --            7.44%
         Highest contract charges 1.70% Class B (r)     $ 11.72             --                 --            --            6.30%
         All contract charges                                --            192           $  2,040          2.74%             --

AXA Conservative Allocation
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (r)      $ 10.37             --                 --            --            3.74%
         Highest contract charges 1.70% Class B (r)     $ 10.74             --                 --            --            2.64%
         All contract charges                                --            437           $  4,511          4.73%             --

AXA Conservative-Plus Allocation
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (r)      $ 10.47             --                 --            --            4.93%
         Highest contract charges 1.70% Class B (r)     $ 11.02             --                 --            --            3.81%
         All contract charges                                --            635           $  6,596          4.57%             --

AXA Moderate Allocation(f)(o)
         Unit Value 1.15%*
  2004   1.15% Class A                                  $ 48.21             778          $ 37,532          2.49%           7.74%
  2003   1.15% Class A                                  $ 44.75             909          $ 40,667          2.21%          18.03%
  2002   1.15% Class A                                  $ 37.91           1,013          $ 38,398          1.51%        (13.51)%
  2001   1.15% Class A                                  $ 43.83             387          $ 16,962          3.81%         (5.51)%

AXA Moderate Allocation(f)(o)
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 52.05              --                --            --            8.18%
         Highest contract charges 1.70% Class B (h)     $ 41.36              --                --            --            6.88%
         All contract charges                                --           8,374          $365,310          2.49%             --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 48.11              --                --            --           18.54%
         Highest contract charges 1.70% Class B (h)     $ 38.70              --                --            --           17.10%
         All contract charges                                --           9,104          $370,750          2.21%             --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 40.59              --                --            --         (13.16)%
         Highest contract charges 1.70% Class B (h)     $ 33.05              --                --            --         (14.21)%
         All contract charges                                --           9,708          $336,760          1.51%            --
  2001   Lowest contract charges 0.50% Class B (e)      $ 46.74              --                --            --          (5.28)%
         Highest contract charges 1.70% Class B (h)     $ 38.52              --                --            --          (1.04)%
         All contract charges                                --           5,678          $229,005          3.81%            --

AXA Moderate-Plus Allocation
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (r)      $ 10.71              --                --            --            7.46%
         Highest contract charges 1.70% Class B (r)     $ 11.71              --                --            --            6.32%
         All contract charges                                --           1,006          $ 10,701          4.09%             --

AXA Premier VIP Aggressive Equity
         Unit Value 1.15%*
  2004   1.15% Class A                                  $ 57.16             320          $ 18,274            --           11.08%
  2003   1.15% Class A                                  $ 51.45             387          $ 19,896            --           36.30%
  2002   1.15% Class A                                  $ 37.75             453          $ 17,100          0.01%        (29.52)%
  2001   1.15% Class A                                  $ 53.56             576          $ 30,851          0.35%        (25.85)%
  2000   1.15% Class A                                  $ 72.23             705          $ 50,922          0.23%        (14.12)%

AXA Premier VIP Aggressive Equity
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 63.39              --                --            --           11.54%
         Highest contract charges 1.70% Class B (h)     $ 50.38              --                --            --           10.19%
         All contract charges                                --             770          $ 41,681            --              --

                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                          Units             Units          Net Assets     Investment        Total
                                                       Fair value    Outstanding (000's)     (000's)    Income ratio**    Return***
                                                      ------------  --------------------  -----------  ----------------  ----------
AXA Premier VIP Aggressive Equity (Continued)
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 56.83              --                 --            --            36.82%
         Highest contract charges 1.70% Class B (h)     $ 45.72              --                 --            --            35.19%
         All contract charges                                --             852           $ 41,680            --              --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 41.54              --                 --            --          (29.22)%
         Highest contract charges 1.70% Class B (h)     $ 33.82              --                 --            --          (30.09)%
         All contract charges                                               901           $ 32,521          0.01%             --
  2001   Lowest contract charges 0.50% Class B (e)      $ 58.69              --                 --            --          (21.78)%
         Highest contract charges 1.70% Class B (h)     $ 48.37              --                 --            --           (3.53)%
         All contract charges                                --           1,104           $ 56,840          0.35%             --
  2000   Lowest contract charges 1.15% Class B          $ 71.48              --                 --            --          (14.33)%
         Highest contract charges 1.60% Class B         $ 66.77              --                 --            --          (14.73)%
         All contract charges                                --           1,174           $ 82,192          0.23%             --

AXA Premier VIP Core Bond
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)       $ 11.49              --                 --            --             3.37%
         Highest contract charge 1.70% Class B (j)      $ 11.07              --                 --            --             2.12%
         All contract charges                                --           4,655           $ 51,923          3.67%              --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)       $ 11.11              --                 --            --             3.26%
         Highest contract charge 1.70% Class B (j)      $ 10.84              --                 --            --             1.98%
         All contract charges                                --           4,850           $ 52,844          3.33%              --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)       $ 10.76              --                 --            --             5.39%
         Highest contract charge 1.70% Class B (j)      $ 10.63              --                 --            --             4.22%
         All contract charges                                --           4,354           $ 46,418          5.86%              --

AXA Premier VIP Health Care
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)       $ 11.33              --                 --            --            11.57%
         Highest contract charge 1.70% Class B (j)      $ 10.93              --                 --            --            10.22%
         All contract charges                                --           1,500           $ 16,508          6.49%              --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)       $ 10.16              --                 --            --            27.48%
         Highest contract charge 1.70% Class B (j)      $  9.91              --                 --            --            25.92%
         All contract charges                                --           1,308           $ 13,030          1.19%              --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)       $  7.97              --                 --            --          (19.41)%
         Highest contract charge 1.70% Class B (j)      $  7.87              --                 --            --          (20.42)%
         All contract charges                                --             908           $  7,164            --               --

AXA Premier VIP High Yield
         Unit Value 1.15%*
  2004   1.15% Class A                                  $ 31.20             132           $  4,123          6.32%            7.69%
  2003   1.15% Class A                                  $ 28.97             131           $  3,797          5.32%           21.47%
  2002   1.15% Class A                                  $ 23.85              93           $  2,218          8.92%          (3.84)%
  2001   1.15% Class A                                  $ 24.80             104           $  2,579         10.45%          (0.20)%
  2000   1.15% Class A                                  $ 24.85              71           $  1,764         10.90%          (9.70)%

AXA Premier VIP High Yield
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 34.38              --                 --            --             8.13%
         Highest contract charges 1.70% Class B (h)     $ 27.64              --                 --            --             6.82%
         All contract charges                                --           3,675           $106,800          6.32%              --

                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                  Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                          Units           Units         Net Assets      Investment        Total
                                                       Fair value  Outstanding (000's)    (000's)     Income ratio**    Return***
                                                      ------------ -------------------- ----------- -----------------  -------------
AXA Premier VIP High Yield (Continued)
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 31.80             --                 --            --           21.93%
         Highest contract charges 1.70% Class B (h)     $ 25.87             --                 --            --           20.45%
         All contract charges                                --          3,767           $102,272          5.32%             --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 26.08             --                 --            --          (3.41)%
         Highest contract charges 1.70% Class B (h)     $ 21.48             --                 --            --          (4.58)%
         All contract charges                                --          3,455           $ 77,749          8.92%            --
  2001   Lowest contract charges 0.50% Class B (e)      $ 27.00             --                 --            --          (0.04)%
         Highest contract charges 1.70% Class B (h)     $ 22.51             --                 --            --          (1.24)%
         All contract charges                                --          3,435           $ 81,118         10.45%            --
  2000   Lowest contract charges 1.15% Class B          $ 24.59             --                 --            --          (9.93)%
         Highest contract charges 1.60% Class B         $ 23.07             --                 --            --         (10.34)%
         All contract charges                                --          2,776           $ 66,616         10.90%            --

AXA Premier VIP International Equity
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)       $ 12.35             --                 --            --           17.32%
         Highest contract charge 1.70% Class B (j)      $ 11.90             --                 --            --           15.90%
         All contract charges                                --          1,633           $ 19,579          3.26%             --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)       $ 10.52             --                 --            --           33.72%
         Highest contract charge 1.70% Class B (j)      $ 10.27             --                 --            --           32.02%
         All contract charges                                --          1,417           $ 14,629          0.72%             --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)       $  7.87             --                 --            --         (18.61)%
         Highest contract charge 1.70% Class B (j)      $  7.78             --                 --            --         (19.54)%
         All contract charges                                --            945           $  7,369            --              --

AXA Premier VIP Large Cap Core Equity
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)       $ 10.72             --                 --            --            9.13%
         Highest contract charge 1.70% Class B (j)      $ 10.34             --                 --            --            7.81%
         All contract charges                                --            973           $ 10,142          4.39%             --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)       $  9.83             --                 --            --           27.50%
         Highest contract charge 1.70% Class B (j)      $  9.59             --                 --            --           26.04%
         All contract charges                                --          1,019           $  9,823          0.15%             --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)       $  7.71             --                 --            --         (22.59)%
         Highest contract charge 1.70% Class B (j)      $  7.61             --                 --            --         (23.59)%
         All contract charges                                --            810           $  6,177          0.36%            --

AXA Premier VIP Large Cap Growth
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)       $  9.44             --                 --            --            6.13%
         Highest contract charge 1.70% Class B (j)      $  9.10             --                 --            --            4.85%
         All contract charges                                --          1,855           $ 17,016            --              --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)       $  8.90             --                 --            --           30.12%
         Highest contract charge 1.70% Class B (j)      $  8.68             --                 --            --           28.40%
         All contract charges                                --          1,776           $ 15,491            --              --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)       $  6.84             --                 --            --         (30.13)%
         Highest contract charge 1.70% Class B (j)      $  6.76             --                 --            --         (30.88)%
         All contract charges                                --          1,317           $  8,928            --              --

                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                  Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Units           Units          Net Assets     Investment        Total
                                                      Fair value  Outstanding (000's)     (000's)    Income ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
AXA Premier VIP Large Cap Value
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)      $ 11.84             --                 --            --            13.85%
         Highest contract charge 1.70% Class B (j)     $ 11.42             --                 --            --            12.48%
         All contract charges                               --          1,724            $19,852          7.18%              --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)      $ 10.40             --                 --            --            30.33%
         Highest contract charge 1.70% Class B (j)     $ 10.15             --                 --            --            28.81%
         All contract charges                               --          1,563            $15,952          2.07%              --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)      $  7.98             --                 --            --          (18.82)%
         Highest contract charge 1.70% Class B (j)     $  7.88             --                 --            --          (19.84)%
         All contract charges                               --          1,442            $11,400          0.69%              --

AXA Premier VIP Small/Mid Cap Growth
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)      $  9.70             --                 --            --            11.17%
         Highest contract charge 1.70% Class B (j)     $  9.35             --                 --            --             9.83%
         All contract charges                               --          2,748            $25,891          1.76%              --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)      $  8.72             --                 --            --            39.52%
         Highest contract charge 1.70% Class B (j)     $  8.52             --                 --            --            37.86%
         All contract charges                               --          2,795            $23,920          1.76%              --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)      $  6.25             --                 --            --          (36.61)%
         Highest contract charge 1.70% Class B (j)     $  6.18             --                 --            --          (37.26)%
         All contract charges                               --          1,766            $10,935            --               --

AXA Premier VIP Small/Mid Cap Value
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)      $ 11.92             --                 --            --            14.61%
         Highest contract charge 1.70% Class B (j)     $ 11.49             --                 --            --            13.23%
         All contract charges                               --          2,950            $34,188          6.05%              --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)      $ 10.40             --                 --            --            39.95%
         Highest contract charge 1.70% Class B (j)     $ 10.15             --                 --            --            38.27%
         All contract charges                               --          2,491            $25,413          0.75%              --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)      $  7.43             --                 --            --          (23.64)%
         Highest contract charge 1.70% Class B (j)     $  7.34             --                 --            --          (24.49)%
         All contract charges                               --          1,819            $13,389            --               --

AXA Premier VIP Technology(s)
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)      $  9.36             --                 --            --             4.46%
         Highest contract charge 1.70% Class B (j)     $  9.02             --                 --            --             3.20%
         All contract charges                               --          5,125            $46,563          1.09%              --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)      $  8.96             --                 --            --            56.92%
         Highest contract charge 1.70% Class B (j)     $  8.74             --                 --            --            54.96%
         All contract charges                               --          1,064            $ 9,352          4.93%              --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)      $  5.71             --                 --            --          (44.02)%
         Highest contract charge 1.70% Class B (j)     $  5.64             --                 --            --          (44.65)%
         All contract charges                               --            344            $ 1,941            --               --

                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                      ----------------------------------------------------------------------------
                                                          Units           Units          Net Assets     Investment        Total
                                                       Fair value  Outstanding (000's)     (000's)    Income ratio**    Return***
                                                      -----------  -------------------  ------------ ---------------- ------------
EQ/Alliance Common Stock
         Unit Value 1.15%*
  2004   1.15% Class A                                  $ 257.37           407          $104,744          0.97%          13.09%
  2003   1.15% Class A                                  $ 227.59           498          $113,310          1.34%          48.21%
  2002   1.15% Class A                                  $ 153.56           560          $ 85,993          0.05%         (33.94)%
  2001   1.15% Class A                                  $ 232.44           748          $173,865          2.20%         (11.55)%
  2000   1.15% Class A                                  $ 262.80           893          $234,680          0.49%         (15.01)%

EQ/Alliance Common Stock
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 304.68            --                --            --            13.55%
         Highest contract charges 1.70% Class B (h)     $ 214.55            --                --            --            12.18%
         All contract charges                                 --         2,356          $558,043          0.97%              --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 268.33            --                --            --            48.81%
         Highest contract charges 1.70% Class B (h)     $ 191.26            --                --            --            47.02%
         All contract charges                                 --         2,585          $543,840          1.34%              --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 180.32            --                --            --          (33.67)%
         Highest contract charges 1.70% Class B (h)     $ 130.09            --                --            --          (34.48)%
         All contract charges                                 --         2,775          $395,966          0.05%             --
  2001   Lowest contract charges 0.50% Class B (e)      $ 271.84            --                --            --           (9.43)%
         Highest contract charges 1.70% Class B (h)     $ 198.52            --                --            --           (5.22)%
         All contract charges                                 --         3,282          $714,043          2.20%             --
  2000   Lowest contract charges 1.15% Class B          $ 260.00            --                --            --          (15.40)%
         Highest contract charges 1.60% Class B         $ 232.08            --                --            --          (15.61)%
         All contract charges                                 --         3,290          $818,625          0.49%              --

EQ/Alliance Growth and Income
         Unit Value 1.15%*
  2004   1.15% Class A                                  $  29.50         1,692          $ 49,898          1.40%           11.38%
  2003   1.15% Class A                                  $  26.48         2,039          $ 54,010          1.08%           29.23%
  2002   1.15% Class A                                  $  20.49         2,361          $ 48,377          1.16%         (21.98)%
  2001   1.15% Class A                                  $  26.26         2,922          $ 76,732          0.84%          (2.45)%
  2000   1.15% Class A                                  $  26.92         3,126          $ 84,152          0.80%            7.72%

EQ/Alliance Growth and Income
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  31.15            --                --            --            11.83%
         Highest contract charges 1.70% Class B (h)     $  27.18            --                --            --            10.48%
         All contract charges                                 --        14,430          $404,887          1.40%              --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  27.85            --                --            --            29.80%
         Highest contract charges 1.70% Class B (h)     $  24.60            --                --            --            28.18%
         All contract charges                                 --        16,140          $408,824          1.08%              --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  21.46            --                --            --          (21.68)%
         Highest contract charges 1.70% Class B (h)     $  19.19            --                --            --          (22.60)%
         All contract charges                                 --        17,883          $352,335          1.16%              --
  2001   Lowest contract charges 0.50% Class B (e)      $  27.40            --                --            --             0.51%
         Highest contract charges 1.70% Class B (h)     $  24.79            --                --            --           (4.17)$
         All contract charges                                 --        18,876          $479,870          0.84%              --
  2000   Lowest contract charges 1.15% Class B          $  26.67            --                --            --             7.45%
         Highest contract charges 1.60% Class B         $  25.80            --                --            --             6.92%
         All contract charges                                 --        14,497          $381,166          0.80%              --

                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                      Years Ended December 31,
                                                      -----------------------------------------------------------------------------
                                                          Units           Units          Net Assets     Investment        Total
                                                       Fair value  Outstanding (000's)     (000's)    Income ratio**    Return***
                                                      ----------- --------------------- ------------ ---------------- -------------
EQ/Alliance Intermediate Government Securities
         Unit Value 1.15%*
  2004   1.15% Class A                                  $ 19.55             354          $  6,917          2.75%           1.02%
  2003   1.15% Class A                                  $ 19.35             460          $  8,893          3.27%           1.20%
  2002   1.15% Class A                                  $ 19.12           1,043          $ 19,942          5.01%           7.66%
  2001   1.15% Class A                                  $ 17.76             641          $ 11,384          5.10%           6.86%
  2000   1.15% Class A                                  $ 16.62             360          $  5,983          6.25%           7.92%

EQ/Alliance Intermediate Government Securities
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 20.98              --                --            --            1.43%
         Highest contract charges 1.70% Class B (h)     $ 17.76              --                --            --            0.21%
         All contract charges                                --           8,965          $164,292          2.75%             --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 20.69              --                --            --            1.61%
         Highest contract charges 1.70% Class B (h)     $ 17.72              --                --            --            0.41%
         All contract charges                                --          11,443          $208,796          3.27%             --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 20.36              --                --            --            8.06%
         Highest contract charges 1.70% Class B (h)     $ 17.65              --                --            --            6.71%
         All contract charges                                --          15,412          $279,403          5.01%             --
  2001   Lowest contract charges 0.50% Class B (e)      $ 18.84              --                --            --            6.58%
         Highest contract charges 1.70% Class B (h)     $ 16.54              --                --            --            1.56%
         All contract charges                                --           9,927          $168,636          5.10%             --
  2000   Lowest contract charges 1.15% Class B          $ 16.46              --                --            --            7.58%
         Highest contract charges 1.60% Class B         $ 15.75              --                --            --            7.14%
         All contract charges                                --           3,823          $ 61,666          6.25%             --

EQ/Alliance International (n) (q)
         Unit Value 1.15%*
  2004   1.15% Class A                                  $ 13.84           1,509          $ 20,882          1.85%          17.11%
  2003   1.15% Class A                                  $ 11.82           1,843          $ 21,775          1.80%          33.86%
  2002   1.15% Class A                                  $  8.83           1,978          $ 17,465            --         (10.90)%
  2001   1.15% Class A                                  $  9.91             816          $  8,087          1.65%        (23.76)%
  2000   1.15% Class A                                  $ 13.00             941          $ 12,233          0.44%        (23.89)%

EQ/Alliance International (n) (q)
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 14.45              --                --            --           17.58%
         Highest contract charges 1.70% Class B (h)     $ 12.84              --                --            --           16.17%
         All contract charges                                --          10,920          $143,903          1.85%             --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 12.29              --                --            --           34.47%
         Highest contract charges 1.70% Class B (h)     $ 11.05              --                --            --           32.81%
         All contract charges                                --          11,827          $133,838          1.80%             --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  9.14              --                --            --         (10.57)%
         Highest contract charges 1.70% Class B (h)     $  8.32              --                --            --         (11.59)%
         All contract charges                                --          11,380          $ 96,673            --              --
  2001   Lowest contract charges 0.50% Class B (e)      $ 10.22              --                --            --         (22.79)%
         Highest contract charges 1.70% Class B (h)     $  9.41              --                --            --          (4.18)%
         All contract charges                                --           2,236          $ 21,452          1.65%             --
  2000   Lowest contract charges 1.15% Class B          $ 12.89              --                --            --         (24.04)%
         Highest contract charges 1.60% Class B         $ 12.56              --                --            --         (24.38)%
         All contract charges                                --           1,968          $ 25,029          0.44%             --

                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      -----------------------------------------------------------------------------
                                                          Units           Units          Net Assets     Investment        Total
                                                       Fair value  Outstanding (000's)     (000's)    Income ratio**    Return***
                                                      ----------- --------------------- ------------ ---------------- -------------
EQ/Alliance Premier Growth
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  6.60             --                --            --             7.84%
         Highest contract charges 1.70% Class B (h)     $  6.16             --                --            --             6.54%
         All contract charges                                --         16,193          $101,176            --               --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  6.12             --                --            --            22.65%
         Highest contract charges 1.70% Class B (h)     $  5.78             --                --            --            21.19%
         All contract charges                                --         19,266          $112,705            --               --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  4.99             --                --            --          (31.55)%
         Highest contract charges 1.70% Class B (h)     $  4.77             --                --            --          (32.35)%
         All contract charges                                --         21,871          $105,934            --               --
  2001   Lowest contract charges 0.50% Class B (e)      $  7.29             --                --            --          (20.70)%
         Highest contract charges 1.70% Class B (h)     $  7.05             --                --            --           (7.60)%
         All contract charges                                --         26,235          $186,351          0.01%              --
  2000   Lowest contract charges 1.15% Class B          $  9.53             --                --            --          (19.31)%
         Highest contract charges 1.60% Class B         $  9.45             --                --            --          (19.71)%
         All contract charges                                --         23,442          $222,289          0.78%              --

EQ/Alliance Quality Bond
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (j)      $ 17.51             --                --            --             3.23%
         Highest contract charges 1.70% Class B (j)     $ 15.27             --                --            --             1.98%
         All contract charges                                --          1,526          $ 24,056          4.05%              --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (j)      $ 16.96             --                --            --             3.03%
         Highest contract charges 1.70% Class B (j)     $ 14.97             --                --            --             1.77%
         All contract charges                                --          1,523          $ 23,461          2.77%              --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (j)      $ 16.46             --                --            --             5.92%
         Highest contract charges 1.70% Class B (j)     $ 14.71             --                --            --             4.70%
         All contract charges                                --          1,469          $ 22,156          7.12%              --

EQ/Alliance Small Cap Growth (m)
         Unit Value 1.15%*
  2004   1.15% Class A                                  $ 15.89            358          $  5,682            --            12.96%
  2003   1.15% Class A                                  $ 14.06            402          $  5,658            --            39.62%
  2002   1.15% Class A                                  $ 10.07            428          $  4,310            --          (30.88)%
  2001   1.15% Class A                                  $ 14.57            497          $  7,241          1.13%         (14.04)%
  2000   1.15% Class A                                  $ 16.95            487          $  8,255            --            12.70%

EQ/Alliance Small Cap Growth (m)
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 16.41             --                --            --            13.41%
         Highest contract charges 1.70% Class B (h)     $ 14.95             --                --            --            12.05%
         All contract charges                                --          7,402          $112,923            --               --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 14.47             --                --            --            40.21%
         Highest contract charges 1.70% Class B (h)     $ 13.34             --                --            --            38.54%
         All contract charges                                --          8,248          $112,020            --               --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 10.32             --                --            --          (30.55)%
         Highest contract charges 1.70% Class B (h)     $  9.63             --                --            --          (31.42)%
         All contract charges                                --          8,515          $ 83,261            --               --

                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                      Years Ended December 31,
                                                      -----------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment        Total
                                                      Fair value   Outstanding (000's)     (000's)    Income ratio**    Return***
                                                      -----------  -------------------  -----------  ---------------- -------------
EQ/Alliance Small Cap Growth (m) (Continued)
  2001   Lowest contract charges 0.50% Class B (e)      $ 14.86             --                --            --           (6.61)%
         Highest contract charges 1.70% Class B (h)     $ 14.04             --                --            --           (1.81)%
         All contract charges                                --          7,897          $112,407          1.13%              --
  2000   Lowest contract charges 1.15% Class B          $ 16.81             --                --            --            12.37%
         Highest contract charges 1.60% Class B         $ 16.53             --                --            --            11.84%
         All contract charges                                --          5,684          $ 94,861            --               --

EQ/Bernstein Diversified Value (g)
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 15.30             --                --            --            12.88%
         Highest contract charges 1.70% Class B (h)     $ 14.06             --                --            --            11.52%
         All contract charges                                --         11,146          $159,958          1.99%              --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 13.56             --                --            --            28.17%
         Highest contract charges 1.70% Class B (h)     $ 12.60             --                --            --            26.51%
         All contract charges                                --         11,483          $147,389          1.34%              --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 10.58             --                --            --          (14.05)%
         Highest contract charges 1.70% Class B (h)     $  9.96             --                --            --          (15.09)%
         All contract charges                                --         11,295          $114,230          1.40%              --
  2001   Lowest contract charges 0.50% Class B (e)      $ 12.31             --                --            --           (1.89)%
         Highest contract charges 1.70% Class B (h)     $ 11.73             --                --            --           (1.18)%
         All contract charges                                --          8,329          $ 99,123          1.45%              --

EQ/Calvert Socially Responsible
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (i)      $  8.50             --                --            --             3.07%
         Highest contract charges 1.70% Class B (i)     $  7.96             --                --            --             1.83%
         All contract charges                                --            116          $    939            --               --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (i)      $  8.25             --                --            --            27.31%
         Highest contract charges 1.70% Class B (i)     $  7.82             --                --            --            25.72%
         All contract charges                                --            113          $    897            --               --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (i)      $  6.48             --                --            --          (26.78)%
         Highest contract charges 1.70% Class B (i)     $  6.22             --                --            --          (27.68)%
         All contract charges                                --            105          $    655            --               --
  2001   Lowest contract charges 0.50% Class B (i)      $  8.85             --                --            --             2.89%
         Highest contract charges 1.70% Class B (i)     $  8.60             --                --            --             2.48%
         All contract charges                                --             19          $    165            --               --

EQ/Capital Guardian Growth
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (j)      $ 12.75             --                --            --             5.01%
         Highest contract charges 1.70% Class B (j)     $ 11.62             --                --            --             3.74%
         All contract charges                                --             89          $  1,059          0.48%              --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (j)      $ 12.14             --                --            --            23.38%
         Highest contract charges 1.70% Class B (j)     $ 11.20             --                --            --            21.87%
         All contract charges                                --            117          $  1,335          0.16%              --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (j)      $  9.84             --                --            --          (25.85)%
         Highest contract charges 1.70% Class B (j)     $  9.19             --                --            --          (26.66)%
         All contract charges                                --             52          $    489          0.28%              --

                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                      Years Ended December 31,
                                                      -----------------------------------------------------------------------------
                                                          Units           Units          Net Assets     Investment        Total
                                                       Fair value  Outstanding (000's)     (000's)    Income ratio**    Return***
                                                      ----------- --------------------- ------------ ---------------- -------------
EQ/Capital Guardian International
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (j)      $ 11.22            --                 --            --            13.04%
         Highest contract charges 1.70% Class B (j)     $ 10.47            --                 --            --            11.68%
         All contract charges                                --         1,331            $14,271          1.70%              --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (j)      $  9.92            --                 --            --            31.91%
         Highest contract charges 1.70% Class B (j)     $  9.38            --                 --            --            30.46%
         All contract charges                                --           807            $ 7,656          1.58%              --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (j)      $  7.52            --                 --            --          (14.55)%
         Highest contract charges 1.70% Class B (j)     $  7.19            --                 --            --          (15.61)%
         All contract charges                                --           348            $ 2,524          2.20%             --

EQ/Capital Guardian Research (p)
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 11.87            --                 --            --            10.35%
         Highest contract charges 1.70% Class B (h)     $ 11.08            --                 --            --             9.02%
         All contract charges                                --         6,765            $76,328          0.61%              --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 10.76            --                 --            --            30.90%
         Highest contract charges 1.70% Class B (h)     $ 10.16            --                 --            --            29.26%
         All contract charges                                --         7,243            $74,735          0.42%              --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  8.22            --                 --            --          (25.07)%
         Highest contract charges 1.70% Class B (h)     $  7.86            --                 --            --          (25.99)%
         All contract charges                                --         7,687            $61,160          0.50%              --
  2001   Lowest contract charges 0.50% Class B (e)      $ 10.97            --                 --            --             0.28%
         Highest contract charges 1.70% Class B (h)     $ 10.62            --                 --            --           (0.52)%
         All contract charges                                --           761            $ 8,134          0.24%              --
  2000   Lowest contract charges 1.15% Class B          $ 11.13            --                 --            --             4.70%
         Highest contract charges 1.60% Class B         $ 11.04            --                 --            --             4.15%
         All contract charges                                --           453            $ 5,016          1.01%              --

EQ/Capital Guardian U.S. Equity (l)
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 11.65            --                 --            --             8.78%
         Highest contract charges 1.70% Class B (h)     $ 10.87            --                 --            --             7.47%
         All contract charges                                --         4,000            $44,150          0.48%              --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 10.71            --                 --            --            35.73%
         Highest contract charges 1.70% Class B (h)     $ 10.12            --                 --            --            34.02%
         All contract charges                                --         3,767            $38,585          0.32%              --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  7.89            --                 --            --          (24.06)%
         Highest contract charges 1.70% Class B (h)     $  7.55            --                 --            --          (24.96)%
         All contract charges                                --         2,882            $21,951          0.51%              --
  2001   Lowest contract charges 0.50% Class B (e)      $ 10.39            --                 --            --             0.29%
         Highest contract charges 1.70% Class B (h)     $ 10.06            --                 --            --           (1.08)%
         All contract charges                                --         1,152            $11,661          0.36%              --
  2000   Lowest contract charges 1.15% Class B          $ 10.54            --                 --            --             2.43%
         Highest contract charges 1.60% Class B         $ 10.46            --                 --            --             1.95%
         All contract charges                                --           602            $ 6,313          1.89%              --

                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                      Years Ended December 31,
                                                      ----------------------------------------------------------------------------
                                                          Units            Units          Net Assets     Investment        Total
                                                       Fair value   Outstanding (000's)     (000's)    Income ratio**    Return***
                                                      -----------  --------------------  -----------  --------------- ------------
EQ/Emerging Markets Equity
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 11.34             --                 --            --           23.06%
         Highest contract charges 1.70% Class B (h)     $ 10.37             --                 --            --           21.58%
         All contract charges                                --          5,252           $ 55,642          0.66%             --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  9.21             --                 --            --           55.05%
         Highest contract charges 1.70% Class B (h)     $  8.53             --                 --            --           53.42%
         All contract charges                                --          5,023           $ 43,647          0.80%             --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  5.94             --                 --            --          (6.31)%
         Highest contract charges 1.70% Class B (h)     $  5.56             --                 --            --          (7.65)%
         All contract charges                                --          5,016           $ 28,360            --              --
  2001   Lowest contract charges 0.50% Class B (e)      $  6.34             --                 --            --          (4.62)%
         Highest contract charges 1.70% Class B (h)     $  6.02             --                 --            --          (6.50)%
         All contract charges                                --          4,414           $ 26,903            --              --
  2000   Lowest contract charges 1.15% Class B          $  6.57             --                 --            --         (40.76)%
         Highest contract charges 1.60% Class B         $  6.47             --                 --            --         (41.02)%
         All contract charges                                --          4,227           $ 27,574          8.29%             --

EQ/Enterprise Equity
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (t)      $ 19.57             --                 --            --           12.32%
         Highest contract charges 1.70% Class B (t)     $ 16.03             --                 --            --           12.07%
         All contract charges                                --             21           $    359            --              --

EQ/Enterprise Equity Income
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (t)      $  5.96             --                 --            --            9.05%
         Highest contract charges 1.70% Class B (t)     $  5.54             --                 --            --            8.80%
         All contract charges                                --            266           $  1,503          3.48%             --

EQ/Enterprise Growth
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (t)      $  4.67             --                 --            --            7.93%
         Highest contract charges 1.70% Class B (t)     $  4.34             --                 --            --            7.69%
         All contract charges                                --             11           $     48          0.51%             --

EQ/Enterprise Growth and Income
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (t)      $  5.44             --                 --            --           11.67%
         Highest contract charges 1.70% Class B (t)     $  5.05             --                 --            --           11.43%
         All contract charges                                --             20           $    106          4.29%             --

EQ/Enterprise Small Company Growth
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (t)      $  8.04             --                 --            --           14.09%
         Highest contract charges 1.70% Class B (t)     $  7.46             --                 --            --           13.83%
         All contract charges                                --            123           $    937            --              --

EQ/Enterprise Small Company Value
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (t)      $ 26.24             --                 --            --           13.51%
         Highest contract charges 1.70% Class B (t)     $ 21.50             --                 --            --           13.26%
         All contract charges                                --            102           $  2,292          9.32%             --

EQ/Equity 500 Index (d)
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 28.13             --                 --            --            9.68%
         Highest contract charges 1.70% Class B (h)     $ 24.66             --                 --            --            8.36%
         All contract charges                                --          6,511           $165,823          1.38%             --

                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   Years Ended December 31,
                                                      -----------------------------------------------------------------------------
                                                          Units           Units          Net Assets     Investment        Total
                                                       Fair value  Outstanding (000's)     (000's)    Income ratio**    Return***
                                                      -----------  -------------------- ------------ ---------------- -------------
EQ/Equity 500 Index (d) (Continued)
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 25.65             --                 --            --           27.21%
         Highest contract charges 1.70% Class B (h)     $ 22.76             --                 --            --           25.68%
         All contract charges                                --          7,083           $166,206          1.27%             --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 20.16             --                 --            --         (22.79)%
         Highest contract charges 1.70% Class B (h)     $ 18.11             --                 --            --         (23.72)%
         All contract charges                                --          7,353           $136,951          0.91%             --
  2001   Lowest contract charges 0.50% Class B (e)      $ 26.11             --                 --            --         (10.08)%
         Highest contract charges 1.70% Class B (h)     $ 23.74             --                 --            --          (3.86)%
         All contract charges                                --          7,629           $185,741          0.83%             --
  2000   Lowest contract charges 1.15% Class B          $ 28.57             --                 --            --         (10.83)%
         Highest contract charges 1.60% Class B         $ 27.69             --                 --            --         (11.24)%
         All contract charges                                --          7,284           $205,209          1.93%             --

EQ/Evergreen Omega
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  8.77             --                 --            --            6.51%
         Highest contract charges 1.70% Class B (h)     $  8.15             --                 --            --            5.22%
         All contract charges                                --          1,548           $ 12,815          0.31%             --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  8.23             --                 --            --           37.40%
         Highest contract charges 1.70% Class B (h)     $  7.75             --                 --            --           35.94%
         All contract charges                                --          1,184           $  9,300            --              --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  5.99             --                 --            --         (24.37)%
         Highest contract charges 1.70% Class B (h)     $  5.70             --                 --            --         (25.40)%
         All contract charges                                --            834           $  4,799            --              --
  2001   Lowest contract charges 0.50% Class B (e)      $  7.92             --                 --            --         (14.95)%
         Highest contract charges 1.70% Class B (h)     $  7.64             --                 --            --          (3.10)%
         All contract charges                                --            537           $  4,131          0.01%             --
  2000   Lowest contract charges 1.15% Class B          $  9.47             --                 --            --         (12.64)%
         Highest contract charges 1.60% Class B         $  9.38             --                 --            --         (13.15)%
         All contract charges                                --            279           $  2,631          0.28%             --

EQ/FI Mid Cap
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 11.56             --                 --            --           15.45%
         Highest contract charges 1.70% Class B (h)     $ 10.97             --                 --            --           14.06%
         All contract charges                                --          7,409           $ 82,301          6.20%             --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 10.01             --                 --            --           42.80%
         Highest contract charges 1.70% Class B (h)     $  9.62             --                 --            --           41.26%
         All contract charges                                --          7,550           $ 73,326            --              --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  7.01             --                 --            --         (18.87)%
         Highest contract charges 1.70% Class B (h)     $  6.81             --                 --            --         (19.89)%
         All contract charges                                --          6,335           $ 43,450          0.02%             --
  2001   Lowest contract charges 0.50% Class B (e)      $  8.64             --                 --            --         (10.50)%
         Highest contract charges 1.70% Class B (h)     $  8.50             --                 --            --          (3.69)%
         All contract charges                                --          3,310           $ 28,214          0.19%             --
  2000   Lowest contract charges 1.15% Class B          $ 10.00             --                 --            --            0.05%
         Highest contract charges 1.60% Class B (c)     $  9.99             --                 --            --          (0.10)%
         All contract charges                                --            309           $  3,088          0.45%             --

                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                      Years Ended December 31,
                                                      -----------------------------------------------------------------------------
                                                          Units            Units          Net Assets     Investment        Total
                                                       Fair value   Outstanding (000's)     (000's)    Income ratio**    Return***
                                                      ------------  -------------------  -----------  ---------------  ------------
EQ/FI Small/Mid Cap Value
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 15.38              --                  --          --           17.26%
         Highest contract charges 1.70% Class B (h)     $ 14.02              --                  --          --           15.84%
         All contract charges                                --          11,078            $158,871        9.30%             --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 13.12              --                  --          --           32.65%
         Highest contract charges 1.70% Class B (h)     $ 12.10              --                  --          --           30.94%
         All contract charges                                --          12,192            $150,515        0.37%             --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  9.89              --                  --          --         (15.18)%
         Highest contract charges 1.70% Class B (h)     $  9.24              --                  --          --         (16.15)%
         All contract charges                                --          12,999            $122,134        0.57%             --
  2001   Lowest contract charges 0.50% Class B (e)      $ 11.66              --                  --          --            6.89%
         Highest contract charges 1.70% Class B (h)     $ 11.02              --                  --          --          (2.28)%
         All contract charges                                --           8,376            $ 93,606        0.80%             --
  2000   Lowest contract charges 1.15% Class B          $ 11.00              --                  --          --            3.97%
         Highest contract charges 1.60% Class B         $ 10.82              --                  --          --            3.52%
         All contract charges                                --           2,995            $ 32,832        0.95%             --

EQ/J.P. Morgan Core Bond
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (j)      $ 14.70              --                  --          --            3.58%
         Highest contract charges 1.70% Class B (j)     $ 13.50              --                  --          --            2.33%
         All contract charges                                --           3,575            $ 49,206        4.28%             --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (j)      $ 14.19              --                  --          --            2.84%
         Highest contract charges 1.70% Class B (j)     $ 13.20              --                  --          --            1.62%
         All contract charges                                --           3,606            $ 48,363        3.08%             --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (j)      $ 13.80              --                  --          --            7.56%
         Highest contract charges 1.70% Class B (j)     $ 12.99              --                  --          --            6.30%
         All contract charges                                --           3,470            $ 45,666        9.56%             --

EQ/Janus Large Cap Growth
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  6.25              --                  --          --           11.59%
         Highest contract charges 1.70% Class B (h)     $  5.93              --                  --          --           10.24%
         All contract charges                                --           3,682            $ 22,024        0.24%             --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  5.60              --                  --          --           25.28%
         Highest contract charges 1.70% Class B (h)     $  5.38              --                  --          --           23.70%
         All contract charges                                --           4,238            $ 22,937          --              --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  4.47              --                  --          --         (30.70)%
         Highest contract charges 1.70% Class B (h)     $  4.35              --                  --          --         (31.50)%
         All contract charges                                --           4,684            $ 20,463          --              --
  2001   Lowest contract charges 0.50% Class B (e)      $  6.45              --                  --          --         (20.01)%
         Highest contract charges 1.70% Class B (h)     $  6.35              --                  --          --          (5.45)%
         All contract charges                                --           3,726            $ 23,722        0.01%             --
  2000   Lowest contract charges 1.15% Class B (c)      $  8.40              --                  --          --         (16.00)%
         Highest contract charges 1.60% Class B (c)     $  8.39              --                  --          --         (16.13)%
         All contract charges                                --             813            $  6,822        0.29%             --

                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                      Years Ended December 31,
                                                      -----------------------------------------------------------------------------
                                                          Units           Units          Net Assets     Investment        Total
                                                       Fair value   Outstanding (000's)     (000's)    Income ratio**    Return***
                                                      -----------  --------------------  -----------  ---------------  ------------
EQ/JP Morgan Value Opportunities
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (j)      $ 14.10             --                  --           --           10.33%
         Highest contract charges 1.70% Class B (j)     $ 12.84             --                  --           --            9.00%
         All contract charges                                --          3,179            $ 41,949         1.24%             --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (j)      $ 12.78             --                  --           --           26.16%
         Highest contract charges 1.70% Class B (j)     $ 11.78             --                  --           --           24.66%
         All contract charges                                --          3,611            $ 43,576         1.33%             --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 10.13             --                  --           --         (19.41)%
         Highest contract charges 1.70% Class B (h)     $  9.45             --                  --           --         (20.46)%
         All contract charges                                --          3,936            $ 37,988         1.31%             --
  2001   Lowest contract charges 0.50% Class B (e)      $ 12.57             --                  --           --          (5.97)%
         Highest contract charges 1.70% Class B (h)     $ 11.88             --                  --           --          (4.52)%
         All contract charges                                --          4,173            $ 50,494         0.93%             --
  2000   Lowest contract charges 1.15% Class B          $ 13.24             --                  --           --            5.58%
         Highest contract charges 1.60% Class B         $ 13.02             --                  --           --            5.08%
         All contract charges                                --          3,941            $ 51,930         0.96%             --

EQ/Lazard Small Cap Value
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (j)      $ 17.65             --                  --           --           16.52%
         Highest contract charges 1.70% Class B (j)     $ 16.22             --                  --           --           15.12%
         All contract charges                                --          2,865            $ 47,417        11.17%             --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (j)      $ 15.15             --                  --           --           36.75%
         Highest contract charges 1.70% Class B (j)     $ 14.09             --                  --           --           35.07%
         All contract charges                                --          2,435            $ 34,939         1.25%             --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (j)      $ 11.08             --                  --           --         (14.04)%
         Highest contract charges 1.70% Class B (j)     $ 10.43             --                  --           --         (15.00)%
         All contract charges                                --          1,821            $ 19,297         0.98%             --

EQ/Marsico Focus
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (i)      $ 14.36             --                  --           --            9.96%
         Highest contract charges 1.70% Class B (i)     $ 13.79             --                  --           --            8.63%
         All contract charges                                --          4,111            $ 57,243           --              --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (i)      $ 13.06             --                  --           --           30.45%
         Highest contract charges 1.70% Class B (i)     $ 12.69             --                  --           --           28.83%
         All contract charges                                --          4,335            $ 55,413           --              --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (i)      $ 10.01             --                  --           --         (11.96)%
         Highest contract charges 1.70% Class B (i)     $  9.85             --                  --           --         (13.06)%
         All contract charges                                --          2,259            $ 22,327         0.07%             --
  2001   Lowest contract charges 0.50% Class B (i)      $ 11.37             --                  --           --           13.37%
         Highest contract charges 1.70% Class B (i)     $ 11.33             --                  --           --           12.98%
         All contract charges                                --            100            $  1,134           --              --

EQ/Mercury Basic Value Equity
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 21.32             --                  --           --           10.02%
         Highest contract charges 1.70% Class B (h)     $ 19.43             --                  --           --            8.69%
         All contract charges                                --          9,215            $183,445         4.97%             --

                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                      Years Ended December 31,
                                                      -----------------------------------------------------------------------------
                                                          Units            Units          Net Assets     Investment        Total
                                                       Fair value    Outstanding (000's)    (000's)     Income ratio**    Return***
                                                      ------------  -------------------  -----------   ---------------   -----------
EQ/Mercury Basic Value Equity (Continued)
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 19.38              --                 --            --           30.58%
         Highest contract charges 1.70% Class B (h)     $ 17.87              --                 --            --           28.95%
         All contract charges                                --           9,649           $176,210          0.52%             --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 14.84              --                 --            --         (17.09)%
         Highest contract charges 1.70% Class B (h)     $ 13.86              --                 --            --         (18.08)%
         All contract charges                                --          10,203           $143,976          1.11%             --
  2001   Lowest contract charges 0.50% Class B (e)      $ 17.90              --                 --            --            6.06%
         Highest contract charges 1.70% Class B (h)     $ 16.92              --                 --            --            1.74%
         All contract charges                                --           9,018           $154,914          3.75%             --
  2000   Lowest contract charges 1.15% Class B          $ 16.64              --                 --            --           10.49%
         Highest contract charges 1.60% Class B         $ 16.37              --                 --            --           10.01%
         All contract charges                                --           5,957           $ 98,545          5.49%             --

EQ/Mercury International Value (k)
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (j)      $ 18.04              --                 --            --           21.04%
         Highest contract charges 1.70% Class B (j)     $ 16.44              --                 --            --           19.58%
         All contract charges                                --           3,618           $ 60,866          1.58%             --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (j)      $ 14.90              --                 --            --           27.35%
         Highest contract charges 1.70% Class B (j)     $ 13.75              --                 --            --           25.92%
         All contract charges                                --           3,627           $ 50,907          2.27%             --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (j)      $ 11.70              --                 --            --         (15.83)%
         Highest contract charges 1.70% Class B (j)     $ 10.92              --                 --            --         (16.83)%
         All contract charges                                --           3,783           $ 42,071          0.97%             --

EQ/MFS Emerging Growth Companies
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 14.09              --                 --            --           12.06%
         Highest contract charges 1.70% Class B (h)     $ 12.84              --                 --            --           10.71%
         All contract charges                                --           8,819           $116,063            --              --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 12.58              --                 --            --           28.76%
         Highest contract charges 1.70% Class B (h)     $ 11.60              --                 --            --           27.17%
         All contract charges                                --          10,270           $121,717            --              --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  9.77              --                 --            --         (34.70)%
         Highest contract charges 1.70% Class B (h)     $  9.12              --                 --            --         (35.46)%
         All contract charges                                --          11,520           $107,073            --              --
  2001   Lowest contract charges 0.50% Class B (e)      $ 14.96              --                 --            --         (31.09)%
         Highest contract charges 1.70% Class B (h)     $ 14.13              --                 --            --          (4.17)%
         All contract charges                                --          14,562           $209,039          0.02%             --
  2000   Lowest contract charges 1.15% Class B          $ 22.25              --                 --            --         (19.79)%
         Highest contract charges 1.60% Class B         $ 21.88              --                 --            --         (20.15)%
         All contract charges                                --          15,137           $334,370          2.00%             --

EQ/MFS Investors Trust
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  9.45              --                 --            --           10.84%
         Highest contract charges 1.70% Class B (h)     $  8.79              --                 --            --            9.51%
         All contract charges                                --           1,772           $ 15,816          0.55%             --

                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                      Years Ended December 31,
                                                      -----------------------------------------------------------------------------
                                                          Units           Units          Net Assets     Investment        Total
                                                       Fair value   Outstanding (000's)    (000's)    Income ratio**    Return***
                                                      ------------  -------------------  ----------   --------------   ------------
EQ/MFS Investors Trust (Continued)
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  8.53             --                  --           --           21.51%
         Highest contract charges 1.70% Class B (h)     $  8.03             --                  --           --           20.03%
         All contract charges                                --          1,959            $ 15,936         0.61%             --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  7.02             --                  --           --         (21.48)%
         Highest contract charges 1.70% Class B (h)     $  6.69             --                  --           --         (22.39)%
         All contract charges                                --          2,068            $ 13,976         0.52%             --
  2001   Lowest contract charges 0.50% Class B (e)      $  8.94             --                  --           --         (14.02)%
         Highest contract charges 1.70% Class B (h)     $  8.62             --                  --           --          (3.66)%
         All contract charges                                --          2,161            $ 18,760         0.42%             --
  2000   Lowest contract charges 1.15% Class B          $ 10.55             --                  --           --          (1.86)%
         Highest contract charges 1.60% Class B         $ 10.45             --                  --           --          (2.34)%
         All contract charges                                --          1,746            $ 18,320         0.45%             --

EQ/Money Market
         Unit Value 1.15%*
  2004   1.15% Class A                                  $ 30.08            344            $ 10,358         0.79%         (0.13)%
  2003   1.15% Class A                                  $ 30.12            444            $ 13,368         0.56%         (0.34)%
  2002   1.15% Class A                                  $ 30.22            863            $ 26,080         1.15%           0.33%
  2001   1.15% Class A                                  $ 30.12            954            $ 28,734         3.96%           2.66%
  2000   1.15% Class A                                  $ 29.34            817            $ 23,971         5.16%           5.01%

EQ/Money Market
  2004   Unit Value 0.00% to 1.70%*
         Lowest contract charges 0.00% Class B (e)      $ 38.75             --                  --           --            0.78%
         Highest contract charges 1.70% Class B (h)     $ 25.92             --                  --           --          (0.94)%
         All contract charges                                --          4,624            $127,203         0.79%             --
  2003   Unit Value 0.00% to 1.70%*
         Lowest contract charges 0.00% Class B (e)      $ 38.46             --                  --           --            0.56%
         Highest contract charges 1.70% Class B (h)     $ 26.17             --                  --           --          (1.14)%
         All contract charges                                --          5,810            $160,985         0.56%             --
  2002   Unit Value 0.00% to 1.70%*
         Lowest contract charges 0.00% Class B (e)      $ 38.24             --                  --           --            1.24%
         Highest contract charges 1.70% Class B (h)     $ 26.47             --                  --           --          (0.48)%
         All contract charges                                --          8,542            $238,649         1.15%             --
  2001   Lowest contract charges 0.00% Class B (e)      $ 37.77             --                  --           --            3.56%
         Highest contract charges 1.70% Class B (h)     $ 26.60             --                  --           --            0.21%
         All contract charges                                --          9,646            $269,409         3.96%             --
  2000   Lowest contract charges 0.00% Class B          $ 36.47             --                  --           --            5.99%
         Highest contract charges 1.60% Class B         $ 26.65             --                  --           --            4.31%
         All contract charges                                --          5,287            $146,877         5.16%             --

EQ/Small Company Index                                                                                               --
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 15.24             --                  --           --           17.08%
         Highest contract charges 1.70% Class B (h)     $ 14.00             --                  --           --           15.67%
         All contract charges                                --          2,744            $ 39,236         3.93%             --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 13.02             --                  --           --           45.15%
         Highest contract charges 1.70% Class B (h)     $ 12.10             --                  --           --           43.36%
         All contract charges                                --             --            $ 32,226         0.31%             --
  2002   Unit Value 0.50% to 1.70%*                                      2,615
         Lowest contract charges 0.50% Class B (e)      $  8.97             --                  --           --          (21.32)%
         Highest contract charges 1.70% Class B (h)     $  8.44             --                  --           --          (22.29)%
         All contract charges                                --          2,065            $ 17,685         0.55%             --

                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Concluded)

December 31, 2004


7. Accumulation Unit Values

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                      Years Ended December 31,
                                                      ----------------------------------------------------------------------------
                                                          Units           Units          Net Assets     Investment        Total
                                                       Fair value   Outstanding (000's)     (000's)    Income ratio**    Return***
                                                      -----------   -------------------  -----------   --------------   ----------
EQ/Small Company Index (Continued)
  2001   Lowest contract charges 0.50% Class B (e)      $ 11.40             --                 --            --           6.23%
         Highest contract charges 1.70% Class B (h)     $ 10.86             --                 --            --           1.92%
         All contract charges                                --          1,820            $20,008          0.62%            --
  2000   Lowest contract charges 1.15% Class B          $ 11.01             --                 --            --         (4.43)%
         Highest contract charges 1.60% Class B         $ 10.86             --                 --            --         (4.94)%
         All contract charges                                --          1,511            $16,535          7.39%            --

(a) Units were made available for sale on March 1, 2000.
(b) Units were made available for sale on May 2, 2000.
(c) Units were made available for sale on September 5, 2000.
(d) A substitution of BT Equity 500 Index Portfolio for EQ/Equity 500 Index occurred on October 6, 2000.
(e) Units were made available for sale on January 2, 2001.
(f) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for AXA Moderate Allocation occurred on May 18, 2001. Units in AXA Moderate Allocation were made available for sale on May 18, 2001.
(g) A substitution of T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
(h) Units were made available for sale on August 13, 2001.
(i) Units were made available for sale on September 4, 2001.
(j) Units were made available on January 14, 2002.
(k) A substitution of EQ/T. Rowe Price International Stock Portfolio for EQ/Mercury International Value Portfolio occurred on April 26, 2002.
(l) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002.
(m) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002.
(n) A substitution of EQ/Alliance Global Portfolio for EQ/Alliance International Portfolio occurred on November 22, 2002.
(o) A substitution of EQ/Alliance Growth Investors Portfolios for AXA Moderate Allocation Portfolio occurred on November 22, 2002.
(p) A substitution of EQ/MFS Research Portfolio for EQ/Capital Guardian Research Portfolio occurred on November 22, 2002.
(q) A substitution of EQ/International Equity Index Portfolio and EQ/Alliance Global Portfolio for EQ/Alliance International Portfolio occurred on May 2, 2003 (See Note 5).
(r) Units were made available for sale on February 13, 2004.
(s) A substitution of EQ/Technology Portfolio for AXA Premier VIP Technology Portfolio occurred on May 14, 2004 (See Note 5).
(t) Units were made available for sale on October 25, 2004.

* Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60%, 1.70% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The Investment Income ratio represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.


                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm.....................................................  FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2004..................................................  FSA-3
   Statements of Operations for the Year Ended December 31, 2004............................................ FSA-25
   Statements of Changes in Net Assets for the Years Ended December 31, 2004 and 2003....................... FSA-33
   Notes to Financial Statements............................................................................ FSA-46


AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm......................................................   F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2004 and 2003...................................................   F-2
   Consolidated Statements of Earnings, Years Ended December 31, 2004, 2003 and 2002.........................   F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive Income,
   Years Ended December 31, 2004, 2003 and 2002..............................................................   F-4
   Consolidated Statements of Cash Flows, Years Ended December 31, 2004, 2003 and 2002.......................   F-5
   Notes to Consolidated Financial Statements................................................................   F-7

                                     FSA-1

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 49 of AXA Equitable Life Insurance Company



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 49 at December 31, 2004, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2004 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York
March 31, 2005

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2004


                                                       AXA Aggressive  AXA Conservative    AXA Conservative-Plus
                                                         Allocation       Allocation             Allocation
                                                      --------------- ------------------  -----------------------
Assets:
Investment in shares of The Trusts, at fair value.     $227,358,135       $95,960,564           $198,875,704
Receivable for The Trusts shares sold ............               --                --                     --
Receivable for policy-related transactions .......        1,008,557           406,187                271,033
                                                       ------------       -----------           ------------
  Total assets ...................................      228,366,692        96,366,751            199,146,737
                                                       ------------       -----------           ------------
Liabilities:
Payable for The Trusts shares purchased ..........        1,008,557           406,187                271,033
Payable for policy-related transactions ..........               --                --                     --
                                                       ------------       -----------           ------------
  Total liabilities ..............................        1,008,557           406,187                271,033
                                                       ------------       -----------           ------------
Net Assets .......................................     $227,358,135       $95,960,564           $198,875,704
                                                       ============       ===========           ============
Accumulation Units ...............................     $227,193,989       $95,766,820           $198,701,080
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................          164,146           193,744                174,624
                                                       ------------       -----------           ------------
Total net assets .................................     $227,358,135       $95,960,564           $198,875,704
                                                       ============       ===========           ============
Investments in shares of The Trusts, at cost .....     $209,547,094       $94,613,830           $192,434,602
The Trusts shares held
 Class A .........................................            5,097             5,211                  5,197
 Class B .........................................       18,279,004         8,876,168             17,713,473


                                                       AXA Moderate    AXA Moderate-Plus     AXA Premier VIP
                                                        Allocation         Allocation       Aggressive Equity
                                                    ----------------- -------------------  ------------------
Assets:
Investment in shares of The Trusts, at fair value    $1,705,244,554       $955,535,662        $120,084,747
Receivable for The Trusts shares sold ............               --                 --               6,714
Receivable for policy-related transactions .......        4,483,894          4,092,915                  --
                                                     --------------       ------------        ------------
  Total assets ...................................    1,709,728,448        959,628,577         120,091,461
                                                     --------------       ------------        ------------
Liabilities:
Payable for The Trusts shares purchased ..........        4,483,894          4,092,915                  --
Payable for policy-related transactions ..........               --                 --               6,714
                                                     --------------       ------------        ------------
  Total liabilities ..............................        4,483,894          4,092,915               6,714
                                                     --------------       ------------        ------------
Net Assets .......................................   $1,705,244,554       $955,535,662        $120,084,747
                                                     ==============       ============        ============
Accumulation Units ...............................   $1,705,138,216       $955,400,109        $119,924,686
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................          106,338            135,553             160,061
                                                     --------------       ------------        ------------
Total net assets .................................   $1,705,244,554       $955,535,662        $120,084,747
                                                     ==============       ============        ============
Investments in shares of The Trusts, at cost .....   $1,587,900,596       $897,889,807        $125,388,384
The Trusts shares held
 Class A .........................................               --              5,148                  --
 Class B .........................................      110,538,672         77,987,932           4,820,243

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                         AXA Premier VIP  AXA Premier VIP   AXA Premier VIP       AXA Premier VIP
                                                            Core Bond       Health Care        High Yield      International Equity
                                                        ---------------- ----------------- -----------------  ----------------------
Assets:
Investment in shares of The Trusts, at fair value .....   $609,191,659      $196,522,651      $860,775,135         $242,580,713
Receivable for The Trusts shares sold .................             --                --                --                   --
Receivable for policy-related transactions ............        578,657            88,967           640,766            1,469,760
                                                          ------------      ------------      ------------         ------------
  Total assets ........................................    609,770,316       196,611,618       861,415,901          244,050,473
                                                          ------------      ------------      ------------         ------------
Liabilities:
Payable for The Trusts shares purchased ...............        578,657            88,967           640,766            1,469,760
Payable for policy-related transactions ...............             --                --                --                   --
                                                          ------------      ------------      ------------         ------------
  Total liabilities ...................................        578,657            88,967           640,766            1,469,760
                                                          ------------      ------------      ------------         ------------
Net Assets ............................................   $609,191,659      $196,522,651      $860,775,135         $242,580,713
                                                          ============      ============      ============         ============
Accumulation Units ....................................   $609,071,948      $196,381,326      $860,727,303         $242,451,811
Retained by AXA Equitable in Separate Account
 No. 49 ...............................................        119,711           141,325            47,832              128,902
                                                          ------------      ------------      ------------         ------------
Total net assets ......................................   $609,191,659      $196,522,651      $860,775,135         $242,580,713
                                                          ============      ============      ============         ============
Investments in shares of The Trusts, at cost ..........   $611,320,274      $178,890,286      $870,139,074         $204,025,486
The Trusts shares held
 Class A ..............................................             --                --                --                   --
 Class B ..............................................     58,470,843        18,368,085       150,725,108           20,016,459


                                                             AXA Premier VIP       AXA Premier VIP      AXA Premier VIP
                                                          Large Cap Core Equity   Large Cap Growth      Large Cap Value
                                                         ----------------------- ------------------    -----------------
Assets:
Investment in shares of The Trusts, at fair value .....        $135,769,357         $275,274,718          $342,252,622
Receivable for The Trusts shares sold .................                  --                   --                    --
Receivable for policy-related transactions ............              32,581              827,996               411,186
                                                               ------------         ------------          ------------
  Total assets ........................................         135,801,938          276,102,714           342,663,808
                                                               ------------         ------------          ------------
Liabilities:
Payable for The Trusts shares purchased ...............              32,581              827,996               411,186
Payable for policy-related transactions ...............                  --                   --                    --
                                                               ------------         ------------          ------------
  Total liabilities ...................................              32,581              827,996               411,186
                                                               ------------         ------------          ------------
Net Assets ............................................        $135,769,357         $275,274,718          $342,252,622
                                                               ============         ============          ============
Accumulation Units ....................................        $135,571,171         $275,157,012          $342,105,113
Retained by AXA Equitable in Separate Account
 No. 49 ...............................................             198,186              117,706               147,509
                                                               ------------         ------------          ------------
Total net assets ......................................        $135,769,357         $275,274,718          $342,252,622
                                                               ============         ============          ============
Investments in shares of The Trusts, at cost ..........        $117,937,845         $236,999,495          $299,696,292
The Trusts shares held
 Class A ..............................................                  --                   --                    --
 Class B ..............................................          13,084,743           28,720,271            31,145,050

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                            AXA Premier VIP       AXA Premier VIP     AXA Premier VIP
                                                         Small/Mid Cap Growth   Small/Mid Cap Value      Technology
                                                        ---------------------- --------------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value .....      $346,611,734           $353,192,326        $228,760,941
Receivable for The Trusts shares sold .................            30,365                     --                  --
Receivable for policy-related transactions ............                --                 52,899              84,627
                                                             ------------           ------------        ------------
  Total assets ........................................       346,642,099            353,245,225         228,845,568
                                                             ------------           ------------        ------------
Liabilities:
Payable for The Trusts shares purchased ...............                --                 52,899              84,627
Payable for policy-related transactions ...............            30,365                     --                  --
                                                             ------------           ------------        ------------
  Total liabilities ...................................            30,365                 52,899              84,627
                                                             ------------           ------------        ------------
Net Assets ............................................      $346,611,734           $353,192,326        $228,760,941
                                                             ============           ============        ============
Accumulation Units ....................................      $346,527,771           $353,096,467        $228,436,422
Retained by AXA Equitable in Separate Account
 No. 49 ...............................................            83,963                 95,859             324,519
                                                             ------------           ------------        ------------
Total net assets ......................................      $346,611,734           $353,192,326        $228,760,941
                                                             ============           ============        ============
Investments in shares of The Trusts, at cost ..........      $284,038,309           $294,993,304        $206,690,080
The Trusts shares held
 Class A ..............................................                --                     --                  --
 Class B ..............................................        36,283,178             31,010,189          24,878,614


                                                                                                EQ/Alliance
                                                                                                Intermediate
                                                           EQ/Alliance        EQ/Alliance        Government     EQ/Alliance
                                                           Common Stock    Growth and Income     Securities    International
                                                        ----------------- ------------------- --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value .....  $1,197,864,402       $651,517,765     $340,358,555    $371,494,005
Receivable for The Trusts shares sold .................              --                 --               --              --
Receivable for policy-related transactions ............         819,986            438,537           66,868       1,013,697
                                                         --------------       ------------     ------------    ------------
  Total assets ........................................   1,198,684,388        651,956,302      340,425,423     372,507,702
                                                         --------------       ------------     ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ...............         805,197            438,537           66,868       1,013,697
Payable for policy-related transactions ...............              --                 --               --              --
                                                         --------------       ------------     ------------    ------------
  Total liabilities ...................................         805,197            438,537           66,868       1,013,697
                                                         --------------       ------------     ------------    ------------
Net Assets ............................................  $1,197,879,191       $651,517,765     $340,358,555    $371,494,005
                                                         ==============       ============     ============    ============
Accumulation Units ....................................  $1,197,776,660       $651,422,384     $340,095,830    $371,190,042
Retained by AXA Equitable in Separate Account
 No. 49 ...............................................         102,531             95,381          262,725         303,963
                                                         --------------       ------------     ------------    ------------
Total net assets ......................................  $1,197,879,191       $651,517,765     $340,358,555    $371,494,005
                                                         ==============       ============     ============    ============
Investments in shares of The Trusts, at cost ..........  $1,218,588,050       $540,882,194     $352,080,216    $294,472,181
The Trusts shares held
 Class A ..............................................              --                 --               --              --
 Class B ..............................................      68,894,850         35,571,002       34,243,152      33,697,615

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                      EQ/Alliance     EQ/Alliance      EQ/Alliance
                                                    Premier Growth   Quality Bond   Small Cap Growth
                                                   ---------------- -------------- ------------------
Assets:
Investment in shares of The Trusts, at fair value    $350,565,529    $310,172,572     $401,230,277
Receivable for The Trusts shares sold ............         23,549              --          176,242
Receivable for policy-related transactions .......             --         305,764               --
                                                     ------------    ------------     ------------
  Total assets ...................................    350,589,078     310,478,336      401,406,519
                                                     ------------    ------------     ------------
Liabilities:
Payable for The Trusts shares purchased ..........             --         305,764               --
Payable for policy-related transactions ..........         23,549              --          176,242
                                                     ------------    ------------     ------------
  Total liabilities ..............................         23,549         305,764          176,242
                                                     ------------    ------------     ------------
Net Assets .......................................   $350,565,529    $310,172,572     $401,230,277
                                                     ============    ============     ============
Accumulation Units ...............................   $349,068,462    $310,125,931     $400,895,038
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................      1,497,067          46,641          335,239
                                                     ------------    ------------     ------------
Total net assets .................................   $350,565,529    $310,172,572     $401,230,277
                                                     ============    ============     ============
Investments in shares of The Trusts, at cost .....   $393,474,537    $314,192,954     $347,354,660
The Trusts shares held
 Class A .........................................             --              --               --
 Class B .........................................     52,157,937      30,568,782       28,075,781


                                                                         EQ/Calvert     EQ/Capital     EQ/Capital
                                                       EQ/Bernstein       Socially       Guardian       Guardian
                                                    Diversified Value   Responsible       Growth      International
                                                   ------------------- ------------- --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value     $1,278,737,438    $31,915,621   $245,121,143    $544,384,662
Receivable for The Trusts shares sold ............                --         14,386             --              --
Receivable for policy-related transactions .......           857,811             --        861,678         685,211
                                                      --------------    -----------   ------------    ------------
  Total assets ...................................     1,279,595,249     31,930,007    245,982,821     545,069,873
                                                      --------------    -----------   ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..........           857,811             --        861,678         685,211
Payable for policy-related transactions ..........                --         14,386             --              --
                                                      --------------    -----------   ------------    ------------
  Total liabilities ..............................           857,811         14,386        861,678         685,211
                                                      --------------    -----------   ------------    ------------
Net Assets .......................................    $1,278,737,438    $31,915,621   $245,121,143    $544,384,662
                                                      ==============    ===========   ============    ============
Accumulation Units ...............................    $1,278,594,610    $31,705,164   $244,374,666    $543,897,176
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................           142,828        210,457        746,477         487,486
                                                      --------------    -----------   ------------    ------------
Total net assets .................................    $1,278,737,438    $31,915,621   $245,121,143    $544,384,662
                                                      ==============    ===========   ============    ============
Investments in shares of The Trusts, at cost .....    $1,054,171,260    $28,674,270   $271,224,339    $453,339,335
The Trusts shares held
 Class A .........................................                --             --             --              --
 Class B .........................................        90,073,616      4,095,329     19,677,522      50,372,473

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                           EQ/Capital          EQ/Capital         EQ/Emerging
                                                       Guardian Research  Guardian U.S. Equity  Markets Equity  EQ/Enterprise Equity
                                                       -----------------  --------------------  --------------  --------------------
Assets:
Investment in shares of The Trusts, at fair value ...     $694,789,312        $826,203,941       $296,490,955        $4,452,726
Receivable for The Trusts shares sold ...............        2,151,801           2,359,722                 --                --
Receivable for policy-related transactions ..........               --                  --            565,884           143,683
                                                          ------------        ------------       ------------        ----------
  Total assets ......................................      696,941,113         828,563,663        297,056,839         4,596,409
                                                          ------------        ------------       ------------        ----------
Liabilities:
Payable for The Trusts shares purchased .............               --                  --            565,884           143,683
Payable for policy-related transactions .............        2,151,801           2,359,722                 --                --
                                                          ------------        ------------       ------------        ----------
  Total liabilities .................................        2,151,801           2,359,722            565,884           143,683
                                                          ------------        ------------       ------------        ----------
Net Assets ..........................................     $694,789,312        $826,203,941       $296,490,955        $4,452,726
                                                          ============        ============       ============        ==========
Accumulation Units ..................................     $694,281,786        $825,880,698       $296,336,436        $4,448,535
Retained by AXA Equitable in Separate Account
 No. 49 .............................................          507,526             323,243            154,519             4,191
                                                          ------------        ------------       ------------        ----------
Total net assets ....................................     $694,789,312        $826,203,941       $296,490,955        $4,452,726
                                                          ============        ============       ============        ==========
Investments in shares of The Trusts, at cost ........     $552,331,385        $692,784,048       $227,300,306        $4,377,822
The Trusts shares held
 Class A ............................................               --                  --                 --                --
 Class B ............................................       58,562,991          71,815,298         29,459,003           209,580


                                                            EQ/Enterprise                               EQ/Enterprise
                                                            Equity Income   EQ/Enterprise Growth      Growth and Income
                                                           ---------------  --------------------     ------------------
Assets:
Investment in shares of The Trusts, at fair value .....      $17,009,066         $2,098,084              $2,308,385
Receivable for The Trusts shares sold .................               --                 --                      --
Receivable for policy-related transactions ............          301,830              7,700                  34,846
                                                             -----------         ----------              ----------
  Total assets ........................................       17,310,896          2,105,784               2,343,231
                                                             -----------         ----------              ----------
Liabilities:
Payable for The Trusts shares purchased ...............          301,830              7,700                  34,846
Payable for policy-related transactions ...............               --                 --                      --
                                                             -----------         ----------              ----------
  Total liabilities ...................................          301,830              7,700                  34,846
                                                             -----------         ----------              ----------
Net Assets ............................................      $17,009,066         $2,098,084              $2,308,385
                                                             ===========         ==========              ==========
Accumulation Units ....................................      $16,894,380         $1,993,513              $2,305,546
Retained by AXA Equitable in Separate Account
 No. 49 ...............................................          114,686            104,571                   2,839
                                                             -----------         ----------              ----------
Total net assets ......................................      $17,009,066         $2,098,084              $2,308,385
                                                             ===========         ==========              ==========
Investments in shares of The Trusts, at cost ..........      $16,833,766         $2,054,237              $2,259,187
The Trusts shares held
 Class A ..............................................           16,947                 --                  21,236
 Class B ..............................................        2,783,710            415,380                 415,006

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                    EQ/Enterprise   EQ/Enterprise
                                                    Small Company   Small Company
                                                        Growth          Value       EQ/Equity 500 Index
                                                   --------------- --------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value     $2,941,879     $17,894,861       $1,471,293,770
Receivable for The Trusts shares sold ............       226,421          56,241                   --
Receivable for policy-related transactions .......            --              --              711,556
                                                      ----------     -----------       --------------
  Total assets ...................................     3,168,300      17,951,102        1,472,005,326
                                                      ----------     -----------       --------------
Liabilities:
Payable for The Trusts shares purchased ..........            --              --              711,556
Payable for policy-related transactions ..........       226,421          56,241                   --
                                                      ----------     -----------       --------------
  Total liabilities ..............................       226,421          56,241              711,556
                                                      ----------     -----------       --------------
Net Assets .......................................    $2,941,879     $17,894,861       $1,471,293,770
                                                      ==========     ===========       ==============
Accumulation Units ...............................    $2,938,872     $17,882,213       $1,471,223,553
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................         3,007          12,648               70,217
                                                      ----------     -----------       --------------
Total net assets .................................    $2,941,879     $17,894,861       $1,471,293,770
                                                      ==========     ===========       ==============
Investments in shares of The Trusts, at cost .....    $2,880,299     $17,616,392       $1,356,931,481
The Trusts shares held
 Class A .........................................            --              --                   --
 Class B .........................................       355,115         644,777           63,606,091


                                                                                         EQ/FI Small/Mid    EQ/J.P. Morgan
                                                    EQ/Evergreen Omega   EQ/FI Mid Cap      Cap Value         Core Bond
                                                   -------------------- --------------- ----------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value      $143,614,468      $741,336,364      $649,000,735    $1,064,504,834
Receivable for The Trusts shares sold ............               --                --                --                --
Receivable for policy-related transactions .......          291,944           740,024           246,646           497,187
                                                       ------------      ------------      ------------    --------------
  Total assets ...................................      143,906,412       742,076,388       649,247,381     1,065,002,021
                                                       ------------      ------------      ------------    --------------
Liabilities:
Payable for The Trusts shares purchased ..........          291,944           740,024           246,646           497,187
Payable for policy-related transactions ..........               --                --                --                --
                                                       ------------      ------------      ------------    --------------
  Total liabilities ..............................          291,944           740,024           246,646           497,187
                                                       ------------      ------------      ------------    --------------
Net Assets .......................................     $143,614,468      $741,336,364      $649,000,735    $1,064,504,834
                                                       ============      ============      ============    ==============
Accumulation Units ...............................     $142,568,887      $740,923,193      $648,657,181    $1,064,120,398
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................        1,045,581           413,171           343,554           384,436
                                                       ------------      ------------      ------------    --------------
Total net assets .................................     $143,614,468      $741,336,364      $649,000,735    $1,064,504,834
                                                       ============      ============      ============    ==============
Investments in shares of The Trusts, at cost .....     $127,844,522      $601,469,283      $536,959,803    $1,074,446,689
The Trusts shares held
 Class A .........................................               --                --                --                --
 Class B .........................................       16,040,242        66,910,587        46,367,990        95,481,754

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                         EQ/Janus Large      EQ/JP Morgan         EQ/Lazard
                                                           Cap Growth    Value Opportunities   Small Cap Value    EQ/Marsico Focus
                                                        --------------- --------------------- -----------------  ------------------
Assets:
Investment in shares of The Trusts, at fair value .....  $194,883,644        $499,641,078        $812,281,342       $931,151,562
Receivable for The Trusts shares sold .................            --                  --             169,232                 --
Receivable for policy-related transactions ............       126,060           5,232,444                  --            620,741
                                                         ------------        ------------        ------------       ------------
  Total assets ........................................   195,009,704         504,873,522         812,450,574        931,772,303
                                                         ------------        ------------        ------------       ------------
Liabilities:
Payable for The Trusts shares purchased ...............       126,060           5,232,444                  --            620,741
Payable for policy-related transactions ...............            --                  --             169,232                 --
                                                         ------------        ------------        ------------       ------------
  Total liabilities ...................................       126,060           5,232,444             169,232            620,741
                                                         ------------        ------------        ------------       ------------
Net Assets ............................................  $194,883,644        $499,641,078        $812,281,342       $931,151,562
                                                         ============        ============        ============       ============
Accumulation Units ....................................  $194,426,791        $499,166,135        $811,982,440       $931,060,087
Retained by AXA Equitable in Separate Account
 No. 49 ...............................................       456,853             474,943             298,902             91,475
                                                         ------------        ------------        ------------       ------------
Total net assets ......................................  $194,883,644        $499,641,078        $812,281,342       $931,151,562
                                                         ============        ============        ============       ============
Investments in shares of The Trusts, at cost ..........  $168,449,728        $455,362,544        $694,462,836       $766,399,558
The Trusts shares held
 Class A ..............................................            --                  --                  --                 --
 Class B ..............................................    30,614,864          40,541,335          57,916,889         63,831,001


                                                              EQ/Mercury            EQ/Mercury        EQ/MFS Emerging
                                                          Basic Value Equity   International Value    Growth Companies
                                                         -------------------- ---------------------  -----------------
Assets:
Investment in shares of The Trusts, at fair value .....      $701,558,727          $557,588,437         $272,793,975
Receivable for The Trusts shares sold .................                --                    --               34,962
Receivable for policy-related transactions ............           305,577             1,276,679                   --
                                                             ------------          ------------         ------------
  Total assets ........................................       701,864,304           558,865,116          272,828,937
                                                             ------------          ------------         ------------
Liabilities:
Payable for The Trusts shares purchased ...............           305,577             1,276,679                   --
Payable for policy-related transactions ...............                --                    --               34,962
                                                             ------------          ------------         ------------
  Total liabilities ...................................           305,577             1,276,679               34,962
                                                             ------------          ------------         ------------
Net Assets ............................................      $701,558,727          $557,588,437         $272,793,975
                                                             ============          ============         ============
Accumulation Units ....................................      $701,450,560          $557,170,156         $272,394,812
Retained by AXA Equitable in Separate Account
 No. 49 ...............................................           108,167               418,281              399,163
                                                             ------------          ------------         ------------
Total net assets ......................................      $701,558,727          $557,588,437         $272,793,975
                                                             ============          ============         ============
Investments in shares of The Trusts, at cost ..........      $610,383,113          $475,651,201         $290,353,839
The Trusts shares held
 Class A ..............................................                --                    --                   --
 Class B ..............................................        45,250,232            42,806,229           20,815,079

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                         EQ/MFS
                                                    Investors Trust   EQ/Money Market   EQ/Small Company Index
                                                   ----------------- ----------------- ------------------------
Assets:
Investment in shares of The Trusts, at fair value     $295,653,343      $474,528,092         $344,451,423
Receivable for The Trusts shares sold ............              --                --                   --
Receivable for policy-related transactions .......         101,455           882,107               86,966
                                                      ------------      ------------         ------------
  Total assets ...................................     295,754,798       475,410,199          344,538,389
                                                      ------------      ------------         ------------
Liabilities:
Payable for The Trusts shares purchased ..........         101,455           882,107               86,966
Payable for policy-related transactions ..........              --                --                   --
                                                      ------------      ------------         ------------
  Total liabilities ..............................         101,455           882,107               86,966
                                                      ------------      ------------         ------------
Net Assets .......................................    $295,653,343      $474,528,092         $344,451,423
                                                      ============      ============         ============
Accumulation Units ...............................    $295,493,545      $474,276,716         $343,808,164
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................         159,798           251,376              643,259
                                                      ------------      ------------         ------------
Total net assets .................................    $295,653,343      $474,528,092         $344,451,423
                                                      ============      ============         ============
Investments in shares of The Trusts, at cost .....    $277,563,576      $473,540,022         $  3,576,478
The Trusts shares held
 Class A .........................................              --                --                   --
 Class B .........................................      31,218,764        46,059,423           29,029,598


                                                    EQ/Wells Fargo     Laudus Rosenberg VIT
                                                      Montgomery     Value Long/Short Equity   U.S. Real Estate -- Class II
                                                   ---------------- ------------------------- -----------------------------
Assets:
Investment in shares of The Trusts, at fair value     $3,712,344           $ 39,844,509                $132,033,274
Receivable for The Trusts shares sold ............            --                     --                          --
Receivable for policy-related transactions .......        10,824                138,978                     634,912
                                                      ----------           ------------                ------------
  Total assets ...................................     3,723,168             39,983,487                 132,668,186
                                                      ----------           ------------                ------------
Liabilities:
Payable for The Trusts shares purchased ..........        10,824                138,978                     634,912
Payable for policy-related transactions ..........            --                     --                          --
                                                      ----------           ------------                ------------
  Total liabilities ..............................        10,824                138,978                     634,912
                                                      ----------           ------------                ------------
Net Assets .......................................    $3,712,344           $ 39,844,509                $132,033,274
                                                      ==========           ============                ============
Accumulation Units ...............................    $  282,087           $ 39,779,811                $131,961,206
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................     3,430,257                 64,698                      72,068
                                                      ----------           ------------                ------------
Total net assets .................................    $3,712,344           $ 39,844,509                $132,033,274
                                                      ==========           ============                ============
Investments in shares of The Trusts, at cost .....    $3,271,522           $477,116,499                $284,864,920
The Trusts shares held
 Class A .........................................        10,000                     --                          --
 Class B .........................................       314,695              3,988,439                   6,478,571

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                               Contract charges     Unit Fair Value     Units Outstanding (000's)
                                              ------------------   -----------------   --------------------------
AXA Aggressive Allocation .................     Class B 0.50%           $ 10.70                      --
AXA Aggressive Allocation .................     Class B 0.95%           $ 10.66                      --
AXA Aggressive Allocation .................     Class B 1.20%           $ 10.63                     728
AXA Aggressive Allocation .................     Class B 1.25%           $ 11.79                   5,189
AXA Aggressive Allocation .................     Class B 1.35%           $ 10.62                     688
AXA Aggressive Allocation .................     Class B 1.40%           $ 10.61                   1,088
AXA Aggressive Allocation .................     Class B 1.50%           $ 11.75                   5,787
AXA Aggressive Allocation .................     Class B 1.55%           $ 10.60                     120
AXA Aggressive Allocation .................     Class B 1.60%           $ 10.59                     726
AXA Aggressive Allocation .................     Class B 1.65%           $ 11.72                   4,674
AXA Aggressive Allocation .................     Class B 1.70%           $ 11.72                     656
AXA Aggressive Allocation .................     Class B 1.80%           $ 10.57                      --
AXA Aggressive Allocation .................     Class B 1.90%           $ 10.56                      --

AXA Conservative Allocation ...............     Class B 0.50%           $ 10.37                      --
AXA Conservative Allocation ...............     Class B 0.95%           $ 10.33                      --
AXA Conservative Allocation ...............     Class B 1.20%           $ 10.31                     373
AXA Conservative Allocation ...............     Class B 1.25%           $ 10.80                   1,608
AXA Conservative Allocation ...............     Class B 1.35%           $ 10.29                     237
AXA Conservative Allocation ...............     Class B 1.40%           $ 10.29                     801
AXA Conservative Allocation ...............     Class B 1.50%           $ 10.77                   2,987
AXA Conservative Allocation ...............     Class B 1.55%           $ 10.27                     286
AXA Conservative Allocation ...............     Class B 1.60%           $ 10.27                     686
AXA Conservative Allocation ...............     Class B 1.65%           $ 10.75                   1,736
AXA Conservative Allocation ...............     Class B 1.70%           $ 10.74                     281
AXA Conservative Allocation ...............     Class B 1.80%           $ 10.25                       6
AXA Conservative Allocation ...............     Class B 1.90%           $ 10.24                      --

AXA Conservative-Plus Allocation ..........     Class B 0.50%           $ 10.47                      --
AXA Conservative-Plus Allocation ..........     Class B 0.95%           $ 10.43                      --
AXA Conservative-Plus Allocation ..........     Class B 1.20%           $ 10.41                     695
AXA Conservative-Plus Allocation ..........     Class B 1.25%           $ 11.09                   3,924
AXA Conservative-Plus Allocation ..........     Class B 1.35%           $ 10.39                     426
AXA Conservative-Plus Allocation ..........     Class B 1.40%           $ 10.39                   1,570
AXA Conservative-Plus Allocation ..........     Class B 1.50%           $ 11.05                   6,175
AXA Conservative-Plus Allocation ..........     Class B 1.55%           $ 10.38                     279
AXA Conservative-Plus Allocation ..........     Class B 1.60%           $ 10.37                     787
AXA Conservative-Plus Allocation ..........     Class B 1.65%           $ 11.03                   3,928
AXA Conservative-Plus Allocation ..........     Class B 1.70%           $ 11.02                     414
AXA Conservative-Plus Allocation ..........     Class B 1.80%           $ 10.35                       1
AXA Conservative-Plus Allocation ..........     Class B 1.90%           $ 10.34                      --

AXA Moderate Allocation ...................     Class B 0.50%           $ 52.05                      --
AXA Moderate Allocation ...................     Class B 0.95%           $ 47.77                       3
AXA Moderate Allocation ...................     Class B 1.20%           $ 45.53                   5,029
AXA Moderate Allocation ...................     Class B 1.25%           $ 11.30                  22,917
AXA Moderate Allocation ...................     Class B 1.35%           $ 44.24                   1,132
AXA Moderate Allocation ...................     Class B 1.40%           $ 43.82                   7,909
AXA Moderate Allocation ...................     Class B 1.50%           $ 11.26                  30,895
AXA Moderate Allocation ...................     Class B 1.55%           $ 42.57                     659
AXA Moderate Allocation ...................     Class B 1.60%           $ 42.17                   3,907
AXA Moderate Allocation ...................     Class B 1.65%           $ 11.24                  21,440
AXA Moderate Allocation ...................     Class B 1.70%           $ 41.36                     893
AXA Moderate Allocation ...................     Class B 1.80%           $ 40.57                      35
AXA Moderate Allocation ...................     Class B 1.90%           $ 39.80                      13

                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                               Contract charges     Unit Fair Value     Units Outstanding (000's)
                                              ------------------   -----------------   --------------------------
AXA Moderate-Plus Allocation ..............     Class B 0.50%           $ 10.71                      --
AXA Moderate-Plus Allocation ..............     Class B 0.95%           $ 10.67                      --
AXA Moderate-Plus Allocation ..............     Class B 1.20%           $ 10.65                   3,138
AXA Moderate-Plus Allocation ..............     Class B 1.25%           $ 11.78                  20,548
AXA Moderate-Plus Allocation ..............     Class B 1.35%           $ 10.63                   1,617
AXA Moderate-Plus Allocation ..............     Class B 1.40%           $ 10.63                   5,246
AXA Moderate-Plus Allocation ..............     Class B 1.50%           $ 11.74                  23,331
AXA Moderate-Plus Allocation ..............     Class B 1.55%           $ 10.61                     878
AXA Moderate-Plus Allocation ..............     Class B 1.60%           $ 10.61                   3,664
AXA Moderate-Plus Allocation ..............     Class B 1.65%           $ 11.72                  21,528
AXA Moderate-Plus Allocation ..............     Class B 1.70%           $ 11.71                   2,788
AXA Moderate-Plus Allocation ..............     Class B 1.80%           $ 10.59                       1
AXA Moderate-Plus Allocation ..............     Class B 1.90%           $ 10.58                      --

AXA Premier VIP Aggressive Equity .........     Class B 0.50%           $ 63.39                      --
AXA Premier VIP Aggressive Equity .........     Class B 0.95%           $ 58.18                       1
AXA Premier VIP Aggressive Equity .........     Class B 1.20%           $ 55.46                     269
AXA Premier VIP Aggressive Equity .........     Class B 1.25%           $ 11.82                     354
AXA Premier VIP Aggressive Equity .........     Class B 1.35%           $ 53.88                     710
AXA Premier VIP Aggressive Equity .........     Class B 1.40%           $ 53.37                     391
AXA Premier VIP Aggressive Equity .........     Class B 1.50%           $ 11.78                     658
AXA Premier VIP Aggressive Equity .........     Class B 1.55%           $ 51.85                     181
AXA Premier VIP Aggressive Equity .........     Class B 1.60%           $ 51.36                     388
AXA Premier VIP Aggressive Equity .........     Class B 1.65%           $ 11.75                     210
AXA Premier VIP Aggressive Equity .........     Class B 1.70%           $ 50.38                      28
AXA Premier VIP Aggressive Equity .........     Class B 1.80%           $ 49.42                       1
AXA Premier VIP Aggressive Equity .........     Class B 1.90%           $ 48.47                      12

AXA Premier VIP Core Bond .................     Class B 0.50%           $ 11.49                      --
AXA Premier VIP Core Bond .................     Class B 0.95%           $ 11.33                      24
AXA Premier VIP Core Bond .................     Class B 1.20%           $ 11.24                  12,384
AXA Premier VIP Core Bond .................     Class B 1.25%           $ 10.44                   2,892
AXA Premier VIP Core Bond .................     Class B 1.35%           $ 11.19                   1,011
AXA Premier VIP Core Bond .................     Class B 1.40%           $ 11.18                  20,725
AXA Premier VIP Core Bond .................     Class B 1.50%           $ 10.41                   4,559
AXA Premier VIP Core Bond .................     Class B 1.55%           $ 11.13                   1,470
AXA Premier VIP Core Bond .................     Class B 1.60%           $ 11.11                   8,293
AXA Premier VIP Core Bond .................     Class B 1.65%           $ 10.38                   2,210
AXA Premier VIP Core Bond .................     Class B 1.70%           $ 11.07                   1,424
AXA Premier VIP Core Bond .................     Class B 1.80%           $ 11.04                     139
AXA Premier VIP Core Bond .................     Class B 1.90%           $ 11.01                      20

AXA Premier VIP Health Care ...............     Class B 0.50%           $ 11.33                      --
AXA Premier VIP Health Care ...............     Class B 0.95%           $ 11.18                      --
AXA Premier VIP Health Care ...............     Class B 1.20%           $ 11.09                   3,994
AXA Premier VIP Health Care ...............     Class B 1.25%           $ 11.74                   1,325
AXA Premier VIP Health Care ...............     Class B 1.35%           $ 11.04                     567
AXA Premier VIP Health Care ...............     Class B 1.40%           $ 11.03                   5,832
AXA Premier VIP Health Care ...............     Class B 1.50%           $ 11.70                   2,001
AXA Premier VIP Health Care ...............     Class B 1.55%           $ 10.98                     565
AXA Premier VIP Health Care ...............     Class B 1.60%           $ 10.96                   2,231
AXA Premier VIP Health Care ...............     Class B 1.65%           $ 11.67                     716
AXA Premier VIP Health Care ...............     Class B 1.70%           $ 10.93                     284
AXA Premier VIP Health Care ...............     Class B 1.80%           $ 10.89                      38
AXA Premier VIP Health Care ...............     Class B 1.90%           $ 10.86                       3

                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                   Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                  ------------------   -----------------   --------------------------
AXA Premier VIP High Yield ....................     Class B 0.50%           $ 34.38                      --
AXA Premier VIP High Yield ....................     Class B 0.95%           $ 31.69                       6
AXA Premier VIP High Yield ....................     Class B 1.20%           $ 30.28                   4,900
AXA Premier VIP High Yield ....................     Class B 1.25%           $ 11.38                   3,911
AXA Premier VIP High Yield ....................     Class B 1.35%           $ 29.46                   3,408
AXA Premier VIP High Yield ....................     Class B 1.40%           $ 29.19                   7,606
AXA Premier VIP High Yield ....................     Class B 1.50%           $ 11.34                   6,690
AXA Premier VIP High Yield ....................     Class B 1.55%           $ 28.41                   1,924
AXA Premier VIP High Yield ....................     Class B 1.60%           $ 28.15                   5,526
AXA Premier VIP High Yield ....................     Class B 1.65%           $ 11.32                   3,135
AXA Premier VIP High Yield ....................     Class B 1.70%           $ 27.64                     771
AXA Premier VIP High Yield ....................     Class B 1.80%           $ 27.14                      73
AXA Premier VIP High Yield ....................     Class B 1.90%           $ 26.64                      16

AXA Premier VIP International Equity ..........     Class B 0.50%           $ 12.35                      --
AXA Premier VIP International Equity ..........     Class B 0.95%           $ 12.18                       6
AXA Premier VIP International Equity ..........     Class B 1.20%           $ 12.09                   3,660
AXA Premier VIP International Equity ..........     Class B 1.25%           $ 13.09                   1,558
AXA Premier VIP International Equity ..........     Class B 1.35%           $ 12.03                     704
AXA Premier VIP International Equity ..........     Class B 1.40%           $ 12.01                   6,557
AXA Premier VIP International Equity ..........     Class B 1.50%           $ 13.05                   2,692
AXA Premier VIP International Equity ..........     Class B 1.55%           $ 11.96                     411
AXA Premier VIP International Equity ..........     Class B 1.60%           $ 11.94                   2,160
AXA Premier VIP International Equity ..........     Class B 1.65%           $ 13.02                   1,127
AXA Premier VIP International Equity ..........     Class B 1.70%           $ 11.90                     806
AXA Premier VIP International Equity ..........     Class B 1.80%           $ 11.87                      23
AXA Premier VIP International Equity ..........     Class B 1.90%           $ 11.83                       9

AXA Premier VIP Large Cap Core Equity .........     Class B 0.50%           $ 10.72                      --
AXA Premier VIP Large Cap Core Equity .........     Class B 0.95%           $ 10.58                      20
AXA Premier VIP Large Cap Core Equity .........     Class B 1.20%           $ 10.50                   2,980
AXA Premier VIP Large Cap Core Equity .........     Class B 1.25%           $ 11.47                     424
AXA Premier VIP Large Cap Core Equity .........     Class B 1.35%           $ 10.45                     253
AXA Premier VIP Large Cap Core Equity .........     Class B 1.40%           $ 10.44                   5,046
AXA Premier VIP Large Cap Core Equity .........     Class B 1.50%           $ 11.43                     886
AXA Premier VIP Large Cap Core Equity .........     Class B 1.55%           $ 10.39                     397
AXA Premier VIP Large Cap Core Equity .........     Class B 1.60%           $ 10.37                   2,038
AXA Premier VIP Large Cap Core Equity .........     Class B 1.65%           $ 11.41                     456
AXA Premier VIP Large Cap Core Equity .........     Class B 1.70%           $ 10.34                     272
AXA Premier VIP Large Cap Core Equity .........     Class B 1.80%           $ 10.31                      33
AXA Premier VIP Large Cap Core Equity .........     Class B 1.90%           $ 10.28                      15

AXA Premier VIP Large Cap Growth ..............     Class B 0.50%           $  9.44                      --
AXA Premier VIP Large Cap Growth ..............     Class B 0.95%           $  9.31                      --
AXA Premier VIP Large Cap Growth ..............     Class B 1.20%           $  9.24                   6,362
AXA Premier VIP Large Cap Growth ..............     Class B 1.25%           $ 11.03                   1,580
AXA Premier VIP Large Cap Growth ..............     Class B 1.35%           $  9.20                     801
AXA Premier VIP Large Cap Growth ..............     Class B 1.40%           $  9.19                  10,463
AXA Premier VIP Large Cap Growth ..............     Class B 1.50%           $ 10.99                   1,909
AXA Premier VIP Large Cap Growth ..............     Class B 1.55%           $  9.15                     930
AXA Premier VIP Large Cap Growth ..............     Class B 1.60%           $  9.13                   4,852
AXA Premier VIP Large Cap Growth ..............     Class B 1.65%           $ 10.97                   1,141
AXA Premier VIP Large Cap Growth ..............     Class B 1.70%           $  9.10                     876
AXA Premier VIP Large Cap Growth ..............     Class B 1.80%           $  9.08                      96
AXA Premier VIP Large Cap Growth ..............     Class B 1.90%           $  9.05                      30

                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                  Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                 ------------------   -----------------   --------------------------
AXA Premier VIP Large Cap Value ..............     Class B 0.50%           $ 11.84                      --
AXA Premier VIP Large Cap Value ..............     Class B 0.95%           $ 11.68                       1
AXA Premier VIP Large Cap Value ..............     Class B 1.20%           $ 11.60                   6,199
AXA Premier VIP Large Cap Value ..............     Class B 1.25%           $ 12.52                   1,540
AXA Premier VIP Large Cap Value ..............     Class B 1.35%           $ 11.54                   1,102
AXA Premier VIP Large Cap Value ..............     Class B 1.40%           $ 11.53                   9,747
AXA Premier VIP Large Cap Value ..............     Class B 1.50%           $ 12.48                   2,322
AXA Premier VIP Large Cap Value ..............     Class B 1.55%           $ 11.47                     809
AXA Premier VIP Large Cap Value ..............     Class B 1.60%           $ 11.46                   4,712
AXA Premier VIP Large Cap Value ..............     Class B 1.65%           $ 12.46                   1,455
AXA Premier VIP Large Cap Value ..............     Class B 1.70%           $ 11.42                   1,242
AXA Premier VIP Large Cap Value ..............     Class B 1.80%           $ 11.39                      84
AXA Premier VIP Large Cap Value ..............     Class B 1.90%           $ 11.35                      29

AXA Premier VIP Small/Mid Cap Growth .........     Class B 0.50%           $  9.70                      --
AXA Premier VIP Small/Mid Cap Growth .........     Class B 0.95%           $  9.57                       5
AXA Premier VIP Small/Mid Cap Growth .........     Class B 1.20%           $  9.50                   8,108
AXA Premier VIP Small/Mid Cap Growth .........     Class B 1.25%           $ 11.63                   1,570
AXA Premier VIP Small/Mid Cap Growth .........     Class B 1.35%           $  9.45                   1,078
AXA Premier VIP Small/Mid Cap Growth .........     Class B 1.40%           $  9.44                  12,924
AXA Premier VIP Small/Mid Cap Growth .........     Class B 1.50%           $ 11.59                   2,441
AXA Premier VIP Small/Mid Cap Growth .........     Class B 1.55%           $  9.40                     773
AXA Premier VIP Small/Mid Cap Growth .........     Class B 1.60%           $  9.38                   6,078
AXA Premier VIP Small/Mid Cap Growth .........     Class B 1.65%           $ 11.57                   1,381
AXA Premier VIP Small/Mid Cap Growth .........     Class B 1.70%           $  9.35                   1,055
AXA Premier VIP Small/Mid Cap Growth .........     Class B 1.80%           $  9.32                      38
AXA Premier VIP Small/Mid Cap Growth .........     Class B 1.90%           $  9.30                      31

AXA Premier VIP Small/Mid Cap Value ..........     Class B 0.50%           $ 11.92                      --
AXA Premier VIP Small/Mid Cap Value ..........     Class B 0.95%           $ 11.76                       6
AXA Premier VIP Small/Mid Cap Value ..........     Class B 1.20%           $ 11.67                   5,827
AXA Premier VIP Small/Mid Cap Value ..........     Class B 1.25%           $ 12.52                   1,454
AXA Premier VIP Small/Mid Cap Value ..........     Class B 1.35%           $ 11.62                   1,203
AXA Premier VIP Small/Mid Cap Value ..........     Class B 1.40%           $ 11.60                  10,507
AXA Premier VIP Small/Mid Cap Value ..........     Class B 1.50%           $ 12.48                   2,655
AXA Premier VIP Small/Mid Cap Value ..........     Class B 1.55%           $ 11.54                     720
AXA Premier VIP Small/Mid Cap Value ..........     Class B 1.60%           $ 11.53                   5,059
AXA Premier VIP Small/Mid Cap Value ..........     Class B 1.65%           $ 12.45                   1,506
AXA Premier VIP Small/Mid Cap Value ..........     Class B 1.70%           $ 11.49                   1,011
AXA Premier VIP Small/Mid Cap Value ..........     Class B 1.80%           $ 11.46                      51
AXA Premier VIP Small/Mid Cap Value ..........     Class B 1.90%           $ 11.42                      26

AXA Premier VIP Technology ...................     Class B 0.50%           $  9.36                      --
AXA Premier VIP Technology ...................     Class B 0.95%           $  9.23                      25
AXA Premier VIP Technology ...................     Class B 1.20%           $  9.16                   3,498
AXA Premier VIP Technology ...................     Class B 1.25%           $ 10.70                     969
AXA Premier VIP Technology ...................     Class B 1.35%           $  9.12                   1,493
AXA Premier VIP Technology ...................     Class B 1.40%           $  9.11                   7,471
AXA Premier VIP Technology ...................     Class B 1.50%           $ 10.66                   1,826
AXA Premier VIP Technology ...................     Class B 1.55%           $  9.07                   3,478
AXA Premier VIP Technology ...................     Class B 1.60%           $  9.05                   4,725
AXA Premier VIP Technology ...................     Class B 1.65%           $ 10.64                     675
AXA Premier VIP Technology ...................     Class B 1.70%           $  9.02                     306
AXA Premier VIP Technology ...................     Class B 1.80%           $  9.00                      35
AXA Premier VIP Technology ...................     Class B 1.90%           $  8.97                      11

                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                            Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                           ------------------   -----------------   --------------------------
EQ/Alliance Common Stock ...............................     Class B 0.50%          $ 304.68                      --
EQ/Alliance Common Stock ...............................     Class B 0.95%          $ 267.26                       2
EQ/Alliance Common Stock ...............................     Class B 1.20%          $ 248.43                     613
EQ/Alliance Common Stock ...............................     Class B 1.25%          $  12.32                   5,278
EQ/Alliance Common Stock ...............................     Class B 1.35%          $ 237.75                   1,384
EQ/Alliance Common Stock ...............................     Class B 1.40%          $ 234.29                     942
EQ/Alliance Common Stock ...............................     Class B 1.50%          $  12.28                  10,684
EQ/Alliance Common Stock ...............................     Class B 1.55%          $ 224.21                     430
EQ/Alliance Common Stock ...............................     Class B 1.60%          $ 220.94                     683
EQ/Alliance Common Stock ...............................     Class B 1.65%          $  12.26                   2,957
EQ/Alliance Common Stock ...............................     Class B 1.70%          $ 214.55                      64
EQ/Alliance Common Stock ...............................     Class B 1.80%          $ 208.33                       5
EQ/Alliance Common Stock ...............................     Class B 1.90%          $ 202.28                       3

EQ/Alliance Growth and Income ..........................     Class B 0.50%          $  31.15                      --
EQ/Alliance Growth and Income ..........................     Class B 0.95%          $  29.60                       2
EQ/Alliance Growth and Income ..........................     Class B 1.20%          $  28.77                   5,149
EQ/Alliance Growth and Income ..........................     Class B 1.25%          $  12.14                   3,640
EQ/Alliance Growth and Income ..........................     Class B 1.35%          $  28.28                     971
EQ/Alliance Growth and Income ..........................     Class B 1.40%          $  28.12                   7,405
EQ/Alliance Growth and Income ..........................     Class B 1.50%          $  12.10                   5,753
EQ/Alliance Growth and Income ..........................     Class B 1.55%          $  27.65                     589
EQ/Alliance Growth and Income ..........................     Class B 1.60%          $  27.49                   3,420
EQ/Alliance Growth and Income ..........................     Class B 1.65%          $  12.07                   2,227
EQ/Alliance Growth and Income ..........................     Class B 1.70%          $  27.18                     549
EQ/Alliance Growth and Income ..........................     Class B 1.80%          $  26.87                      52
EQ/Alliance Growth and Income ..........................     Class B 1.90%          $  26.56                      11

EQ/Alliance Intermediate Government Securities .........     Class B 0.50%          $  20.98                      --
EQ/Alliance Intermediate Government Securities .........     Class B 0.95%          $  19.71                       4
EQ/Alliance Intermediate Government Securities .........     Class B 1.20%          $  19.04                   4,043
EQ/Alliance Intermediate Government Securities .........     Class B 1.25%          $  10.17                   1,271
EQ/Alliance Intermediate Government Securities .........     Class B 1.35%          $  18.65                   1,348
EQ/Alliance Intermediate Government Securities .........     Class B 1.40%          $  18.52                   5,829
EQ/Alliance Intermediate Government Securities .........     Class B 1.50%          $  10.14                   2,082
EQ/Alliance Intermediate Government Securities .........     Class B 1.55%          $  18.13                   1,061
EQ/Alliance Intermediate Government Securities .........     Class B 1.60%          $  18.01                   3,326
EQ/Alliance Intermediate Government Securities .........     Class B 1.65%          $  10.12                     905
EQ/Alliance Intermediate Government Securities .........     Class B 1.70%          $  17.76                     416
EQ/Alliance Intermediate Government Securities .........     Class B 1.80%          $  17.51                      12
EQ/Alliance Intermediate Government Securities .........     Class B 1.90%          $  17.27                       3

EQ/Alliance International ..............................     Class B 0.50%          $  14.45                      --
EQ/Alliance International ..............................     Class B 0.95%          $  13.83                       8
EQ/Alliance International ..............................     Class B 1.20%          $  13.49                   5,816
EQ/Alliance International ..............................     Class B 1.25%          $  13.07                   1,996
EQ/Alliance International ..............................     Class B 1.35%          $  13.29                   2,475
EQ/Alliance International ..............................     Class B 1.40%          $  13.23                   7,600
EQ/Alliance International ..............................     Class B 1.50%          $  13.03                   2,946
EQ/Alliance International ..............................     Class B 1.55%          $  13.03                   1,008
EQ/Alliance International ..............................     Class B 1.60%          $  12.97                   4,337
EQ/Alliance International ..............................     Class B 1.65%          $  13.00                   1,270
EQ/Alliance International ..............................     Class B 1.70%          $  12.84                     649
EQ/Alliance International ..............................     Class B 1.80%          $  12.71                      26
EQ/Alliance International ..............................     Class B 1.90%          $  12.59                      13

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                            Contract charges     Unit Fair Value     Units Outstanding (000's)
                                           ------------------   -----------------   --------------------------
EQ/Alliance Premier Growth .............     Class B 0.50%          $  6.60                       --
EQ/Alliance Premier Growth .............     Class B 0.95%          $  6.43                       71
EQ/Alliance Premier Growth .............     Class B 1.20%          $  6.34                    6,068
EQ/Alliance Premier Growth .............     Class B 1.25%          $ 11.08                      829
EQ/Alliance Premier Growth .............     Class B 1.35%          $  6.28                    9,271
EQ/Alliance Premier Growth .............     Class B 1.40%          $  6.27                    8,590
EQ/Alliance Premier Growth .............     Class B 1.50%          $ 11.05                      987
EQ/Alliance Premier Growth .............     Class B 1.55%          $  6.21                   10,421
EQ/Alliance Premier Growth .............     Class B 1.60%          $  6.19                   15,822
EQ/Alliance Premier Growth .............     Class B 1.65%          $ 11.02                      595
EQ/Alliance Premier Growth .............     Class B 1.70%          $  6.16                      981
EQ/Alliance Premier Growth .............     Class B 1.80%          $  6.12                      339
EQ/Alliance Premier Growth .............     Class B 1.90%          $  6.09                       86

EQ/Alliance Quality Bond ...............     Class B 0.50%          $ 17.51                       --
EQ/Alliance Quality Bond ...............     Class B 0.95%          $ 16.64                        2
EQ/Alliance Quality Bond ...............     Class B 1.20%          $ 16.17                    4,383
EQ/Alliance Quality Bond ...............     Class B 1.25%          $ 10.46                    1,612
EQ/Alliance Quality Bond ...............     Class B 1.35%          $ 15.89                      603
EQ/Alliance Quality Bond ...............     Class B 1.40%          $ 15.80                    7,011
EQ/Alliance Quality Bond ...............     Class B 1.50%          $ 10.42                    2,713
EQ/Alliance Quality Bond ...............     Class B 1.55%          $ 15.54                      480
EQ/Alliance Quality Bond ...............     Class B 1.60%          $ 15.45                    2,951
EQ/Alliance Quality Bond ...............     Class B 1.65%          $ 10.40                    1,119
EQ/Alliance Quality Bond ...............     Class B 1.70%          $ 15.27                      555
EQ/Alliance Quality Bond ...............     Class B 1.80%          $ 15.10                       12
EQ/Alliance Quality Bond ...............     Class B 1.90%          $ 14.93                       24

EQ/Alliance Small Cap Growth ...........     Class B 0.50%          $ 16.41                       --
EQ/Alliance Small Cap Growth ...........     Class B 0.95%          $ 15.85                       27
EQ/Alliance Small Cap Growth ...........     Class B 1.20%          $ 15.54                    4,124
EQ/Alliance Small Cap Growth ...........     Class B 1.25%          $ 12.12                    1,487
EQ/Alliance Small Cap Growth ...........     Class B 1.35%          $ 15.36                    5,465
EQ/Alliance Small Cap Growth ...........     Class B 1.40%          $ 15.30                    5,878
EQ/Alliance Small Cap Growth ...........     Class B 1.50%          $ 12.08                    2,272
EQ/Alliance Small Cap Growth ...........     Class B 1.55%          $ 15.12                    2,313
EQ/Alliance Small Cap Growth ...........     Class B 1.60%          $ 15.07                    4,346
EQ/Alliance Small Cap Growth ...........     Class B 1.65%          $ 12.06                      913
EQ/Alliance Small Cap Growth ...........     Class B 1.70%          $ 14.95                      312
EQ/Alliance Small Cap Growth ...........     Class B 1.80%          $ 14.83                       44
EQ/Alliance Small Cap Growth ...........     Class B 1.90%          $ 14.72                       17

EQ/Bernstein Diversified Value .........     Class B 0.50%          $ 15.30                       --
EQ/Bernstein Diversified Value .........     Class B 0.95%          $ 14.82                       40
EQ/Bernstein Diversified Value .........     Class B 1.20%          $ 14.56                   15,533
EQ/Bernstein Diversified Value .........     Class B 1.25%          $ 12.26                    5,206
EQ/Bernstein Diversified Value .........     Class B 1.35%          $ 14.41                    9,491
EQ/Bernstein Diversified Value .........     Class B 1.40%          $ 14.36                   23,412
EQ/Bernstein Diversified Value .........     Class B 1.50%          $ 12.22                    7,621
EQ/Bernstein Diversified Value .........     Class B 1.55%          $ 14.21                    5,823
EQ/Bernstein Diversified Value .........     Class B 1.60%          $ 14.16                   17,155
EQ/Bernstein Diversified Value .........     Class B 1.65%          $ 12.20                    5,080
EQ/Bernstein Diversified Value .........     Class B 1.70%          $ 14.06                    2,169
EQ/Bernstein Diversified Value .........     Class B 1.80%          $ 13.96                      235
EQ/Bernstein Diversified Value .........     Class B 1.90%          $ 13.86                       46

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                               Contract charges     Unit Fair Value     Units Outstanding (000's)
                                              ------------------   -----------------   --------------------------
EQ/Calvert Socially Responsible ...........     Class B 0.50%          $  8.50                       --
EQ/Calvert Socially Responsible ...........     Class B 0.95%          $  8.30                       --
EQ/Calvert Socially Responsible ...........     Class B 1.20%          $  8.18                      782
EQ/Calvert Socially Responsible ...........     Class B 1.25%          $ 10.74                      278
EQ/Calvert Socially Responsible ...........     Class B 1.35%          $  8.12                      258
EQ/Calvert Socially Responsible ...........     Class B 1.40%          $  8.10                    1,019
EQ/Calvert Socially Responsible ...........     Class B 1.50%          $ 10.71                      333
EQ/Calvert Socially Responsible ...........     Class B 1.55%          $  8.03                       88
EQ/Calvert Socially Responsible ...........     Class B 1.60%          $  8.01                      498
EQ/Calvert Socially Responsible ...........     Class B 1.65%          $ 10.68                      194
EQ/Calvert Socially Responsible ...........     Class B 1.70%          $  7.96                      204
EQ/Calvert Socially Responsible ...........     Class B 1.80%          $  7.92                        2
EQ/Calvert Socially Responsible ...........     Class B 1.90%          $  7.88                       --

EQ/Capital Guardian Growth ................     Class B 0.50%          $ 12.75                       --
EQ/Capital Guardian Growth ................     Class B 0.95%          $ 12.31                        5
EQ/Capital Guardian Growth ................     Class B 1.20%          $ 12.08                    2,149
EQ/Capital Guardian Growth ................     Class B 1.25%          $ 10.86                      271
EQ/Capital Guardian Growth ................     Class B 1.35%          $ 11.94                    9,529
EQ/Capital Guardian Growth ................     Class B 1.40%          $ 11.89                    2,253
EQ/Capital Guardian Growth ................     Class B 1.50%          $ 10.82                      464
EQ/Capital Guardian Growth ................     Class B 1.55%          $ 11.75                    2,815
EQ/Capital Guardian Growth ................     Class B 1.60%          $ 11.71                    2,715
EQ/Capital Guardian Growth ................     Class B 1.65%          $ 10.80                      273
EQ/Capital Guardian Growth ................     Class B 1.70%          $ 11.62                      160
EQ/Capital Guardian Growth ................     Class B 1.80%          $ 11.52                       14
EQ/Capital Guardian Growth ................     Class B 1.90%          $ 11.44                        3

EQ/Capital Guardian International .........     Class B 0.50%          $ 11.22                       --
EQ/Capital Guardian International .........     Class B 0.95%          $ 10.93                       41
EQ/Capital Guardian International .........     Class B 1.20%          $ 10.78                    8,017
EQ/Capital Guardian International .........     Class B 1.25%          $ 12.55                    3,195
EQ/Capital Guardian International .........     Class B 1.35%          $ 10.68                    4,078
EQ/Capital Guardian International .........     Class B 1.40%          $ 10.65                   10,189
EQ/Capital Guardian International .........     Class B 1.50%          $ 12.51                    3,446
EQ/Capital Guardian International .........     Class B 1.55%          $ 10.56                    2,863
EQ/Capital Guardian International .........     Class B 1.60%          $ 10.53                   11,933
EQ/Capital Guardian International .........     Class B 1.65%          $ 12.48                    3,564
EQ/Capital Guardian International .........     Class B 1.70%          $ 10.47                    1,926
EQ/Capital Guardian International .........     Class B 1.80%          $ 10.41                       70
EQ/Capital Guardian International .........     Class B 1.90%          $ 10.35                       43

EQ/Capital Guardian Research ..............     Class B 0.50%          $ 11.87                       --
EQ/Capital Guardian Research ..............     Class B 0.95%          $ 11.57                       53
EQ/Capital Guardian Research ..............     Class B 1.20%          $ 11.40                    8,080
EQ/Capital Guardian Research ..............     Class B 1.25%          $ 11.75                    2,468
EQ/Capital Guardian Research ..............     Class B 1.35%          $ 11.30                   15,697
EQ/Capital Guardian Research ..............     Class B 1.40%          $ 11.27                    8,947
EQ/Capital Guardian Research ..............     Class B 1.50%          $ 11.72                    2,784
EQ/Capital Guardian Research ..............     Class B 1.55%          $ 11.18                    6,418
EQ/Capital Guardian Research ..............     Class B 1.60%          $ 11.14                   12,694
EQ/Capital Guardian Research ..............     Class B 1.65%          $ 11.69                    2,900
EQ/Capital Guardian Research ..............     Class B 1.70%          $ 11.08                    1,200
EQ/Capital Guardian Research ..............     Class B 1.80%          $ 11.02                       82
EQ/Capital Guardian Research ..............     Class B 1.90%          $ 10.95                       34

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                             Contract charges     Unit Fair Value     Units Outstanding (000's)
                                            ------------------   -----------------   --------------------------
EQ/Capital Guardian U.S. Equity .........     Class B 0.50%           $ 11.65                      --
EQ/Capital Guardian U.S. Equity .........     Class B 0.95%           $ 11.35                      31
EQ/Capital Guardian U.S. Equity .........     Class B 1.20%           $ 11.19                  14,528
EQ/Capital Guardian U.S. Equity .........     Class B 1.25%           $ 11.66                   4,756
EQ/Capital Guardian U.S. Equity .........     Class B 1.35%           $ 11.10                   6,079
EQ/Capital Guardian U.S. Equity .........     Class B 1.40%           $ 11.06                  16,717
EQ/Capital Guardian U.S. Equity .........     Class B 1.50%           $ 11.62                   5,095
EQ/Capital Guardian U.S. Equity .........     Class B 1.55%           $ 10.97                   4,473
EQ/Capital Guardian U.S. Equity .........     Class B 1.60%           $ 10.94                  15,720
EQ/Capital Guardian U.S. Equity .........     Class B 1.65%           $ 11.60                   4,402
EQ/Capital Guardian U.S. Equity .........     Class B 1.70%           $ 10.87                   2,037
EQ/Capital Guardian U.S. Equity .........     Class B 1.80%           $ 10.81                     113
EQ/Capital Guardian U.S. Equity .........     Class B 1.90%           $ 10.75                      40

EQ/Emerging Markets Equity ..............     Class B 0.50%           $ 11.34                      --
EQ/Emerging Markets Equity ..............     Class B 0.95%           $ 10.96                      12
EQ/Emerging Markets Equity ..............     Class B 1.20%           $ 10.76                   3,531
EQ/Emerging Markets Equity ..............     Class B 1.25%           $ 14.04                   1,431
EQ/Emerging Markets Equity ..............     Class B 1.35%           $ 10.64                   3,845
EQ/Emerging Markets Equity ..............     Class B 1.40%           $ 10.60                   7,052
EQ/Emerging Markets Equity ..............     Class B 1.50%           $ 14.00                   2,669
EQ/Emerging Markets Equity ..............     Class B 1.55%           $ 10.48                   1,515
EQ/Emerging Markets Equity ..............     Class B 1.60%           $ 10.45                   4,587
EQ/Emerging Markets Equity ..............     Class B 1.65%           $ 13.97                   1,047
EQ/Emerging Markets Equity ..............     Class B 1.70%           $ 10.37                     609
EQ/Emerging Markets Equity ..............     Class B 1.80%           $ 10.29                      32
EQ/Emerging Markets Equity ..............     Class B 1.90%           $ 10.21                      --

EQ/Enterprise Equity ....................     Class B 0.50%           $ 19.57                      --
EQ/Enterprise Equity ....................     Class B 0.95%           $ 18.16                      --
EQ/Enterprise Equity ....................     Class B 1.20%           $ 17.42                      19
EQ/Enterprise Equity ....................     Class B 1.25%           $ 17.28                      53
EQ/Enterprise Equity ....................     Class B 1.35%           $ 16.99                      17
EQ/Enterprise Equity ....................     Class B 1.40%           $ 16.85                      37
EQ/Enterprise Equity ....................     Class B 1.50%           $ 16.58                      92
EQ/Enterprise Equity ....................     Class B 1.55%           $ 16.44                      --
EQ/Enterprise Equity ....................     Class B 1.60%           $ 16.30                      19
EQ/Enterprise Equity ....................     Class B 1.65%           $ 16.17                      22
EQ/Enterprise Equity ....................     Class B 1.70%           $ 16.03                       6
EQ/Enterprise Equity ....................     Class B 1.80%           $ 15.77                      --
EQ/Enterprise Equity ....................     Class B 1.90%           $ 15.50                      --

EQ/Enterprise Equity Income .............     Class B 0.50%           $  5.96                      --
EQ/Enterprise Equity Income .............     Class B 0.95%           $  5.80                       1
EQ/Enterprise Equity Income .............     Class B 1.20%           $  5.71                     216
EQ/Enterprise Equity Income .............     Class B 1.25%           $  5.69                     224
EQ/Enterprise Equity Income .............     Class B 1.35%           $  5.66                     345
EQ/Enterprise Equity Income .............     Class B 1.40%           $  5.64                     780
EQ/Enterprise Equity Income .............     Class B 1.50%           $  5.61                     538
EQ/Enterprise Equity Income .............     Class B 1.55%           $  5.59                     306
EQ/Enterprise Equity Income .............     Class B 1.60%           $  5.57                     370
EQ/Enterprise Equity Income .............     Class B 1.65%           $  5.55                     208
EQ/Enterprise Equity Income .............     Class B 1.70%           $  5.54                      15
EQ/Enterprise Equity Income .............     Class B 1.80%           $  5.50                      --
EQ/Enterprise Equity Income .............     Class B 1.90%           $  5.47                      --

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                Contract charges     Unit Fair Value     Units Outstanding (000's)
                                               ------------------   -----------------   --------------------------
EQ/Enterprise Growth .......................     Class B 0.50%          $  4.67                      --
EQ/Enterprise Growth .......................     Class B 0.95%          $  4.54                      --
EQ/Enterprise Growth .......................     Class B 1.20%          $  4.47                      13
EQ/Enterprise Growth .......................     Class B 1.25%          $  4.46                     143
EQ/Enterprise Growth .......................     Class B 1.35%          $  4.43                      20
EQ/Enterprise Growth .......................     Class B 1.40%          $  4.42                      46
EQ/Enterprise Growth .......................     Class B 1.50%          $  4.39                     144
EQ/Enterprise Growth .......................     Class B 1.55%          $  4.38                       6
EQ/Enterprise Growth .......................     Class B 1.60%          $  4.36                      19
EQ/Enterprise Growth .......................     Class B 1.65%          $  4.35                      38
EQ/Enterprise Growth .......................     Class B 1.70%          $  4.34                      22
EQ/Enterprise Growth .......................     Class B 1.80%          $  4.31                      --
EQ/Enterprise Growth .......................     Class B 1.90%          $  4.28                      --

EQ/Enterprise Growth and Income ............     Class B 0.50%          $  5.44                      --
EQ/Enterprise Growth and Income ............     Class B 0.95%          $  5.29                      --
EQ/Enterprise Growth and Income ............     Class B 1.20%          $  5.21                      12
EQ/Enterprise Growth and Income ............     Class B 1.25%          $  5.19                      96
EQ/Enterprise Growth and Income ............     Class B 1.35%          $  5.16                      14
EQ/Enterprise Growth and Income ............     Class B 1.40%          $  5.15                      41
EQ/Enterprise Growth and Income ............     Class B 1.50%          $  5.11                     140
EQ/Enterprise Growth and Income ............     Class B 1.55%          $  5.10                       6
EQ/Enterprise Growth and Income ............     Class B 1.60%          $  5.08                      69
EQ/Enterprise Growth and Income ............     Class B 1.65%          $  5.07                      71
EQ/Enterprise Growth and Income ............     Class B 1.70%          $  5.05                      --
EQ/Enterprise Growth and Income ............     Class B 1.80%          $  5.02                      --
EQ/Enterprise Growth and Income ............     Class B 1.90%          $  4.99                      --

EQ/Enterprise Small Company Growth .........     Class B 0.50%          $  8.04                      --
EQ/Enterprise Small Company Growth .........     Class B 0.95%          $  7.82                      --
EQ/Enterprise Small Company Growth .........     Class B 1.20%          $  7.70                      19
EQ/Enterprise Small Company Growth .........     Class B 1.25%          $  7.67                      59
EQ/Enterprise Small Company Growth .........     Class B 1.35%          $  7.63                      29
EQ/Enterprise Small Company Growth .........     Class B 1.40%          $  7.60                      67
EQ/Enterprise Small Company Growth .........     Class B 1.50%          $  7.56                      91
EQ/Enterprise Small Company Growth .........     Class B 1.55%          $  7.53                      11
EQ/Enterprise Small Company Growth .........     Class B 1.60%          $  7.51                      22
EQ/Enterprise Small Company Growth .........     Class B 1.65%          $  7.49                      31
EQ/Enterprise Small Company Growth .........     Class B 1.70%          $  7.46                      59
EQ/Enterprise Small Company Growth .........     Class B 1.80%          $  7.42                      --
EQ/Enterprise Small Company Growth .........     Class B 1.90%          $  7.37                      --

EQ/Enterprise Small Company Value ..........     Class B 0.50%          $ 26.24                      --
EQ/Enterprise Small Company Value ..........     Class B 0.95%          $ 24.36                      --
EQ/Enterprise Small Company Value ..........     Class B 1.20%          $ 23.37                      62
EQ/Enterprise Small Company Value ..........     Class B 1.25%          $ 23.18                      78
EQ/Enterprise Small Company Value ..........     Class B 1.35%          $ 22.79                      72
EQ/Enterprise Small Company Value ..........     Class B 1.40%          $ 22.60                     173
EQ/Enterprise Small Company Value ..........     Class B 1.50%          $ 22.23                     190
EQ/Enterprise Small Company Value ..........     Class B 1.55%          $ 22.05                      63
EQ/Enterprise Small Company Value ..........     Class B 1.60%          $ 21.86                      74
EQ/Enterprise Small Company Value ..........     Class B 1.65%          $ 21.68                      76
EQ/Enterprise Small Company Value ..........     Class B 1.70%          $ 21.50                       9
EQ/Enterprise Small Company Value ..........     Class B 1.80%          $ 21.14                      --
EQ/Enterprise Small Company Value ..........     Class B 1.90%          $ 20.79                      --

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                       Contract charges     Unit Fair Value     Units Outstanding (000's)
                                      ------------------   -----------------   --------------------------
EQ/Equity 500 Index ...............     Class B 0.50%           $ 28.13                      --
EQ/Equity 500 Index ...............     Class B 0.95%           $ 26.78                      11
EQ/Equity 500 Index ...............     Class B 1.20%           $ 26.06                   9,053
EQ/Equity 500 Index ...............     Class B 1.25%           $ 11.73                   5,582
EQ/Equity 500 Index ...............     Class B 1.35%           $ 25.63                   9,685
EQ/Equity 500 Index ...............     Class B 1.40%           $ 25.49                  13,022
EQ/Equity 500 Index ...............     Class B 1.50%           $ 11.69                   8,691
EQ/Equity 500 Index ...............     Class B 1.55%           $ 25.07                   4,345
EQ/Equity 500 Index ...............     Class B 1.60%           $ 24.94                  11,584
EQ/Equity 500 Index ...............     Class B 1.65%           $ 11.67                   4,181
EQ/Equity 500 Index ...............     Class B 1.70%           $ 24.66                   1,386
EQ/Equity 500 Index ...............     Class B 1.80%           $ 24.39                     270
EQ/Equity 500 Index ...............     Class B 1.90%           $ 24.12                      19

EQ/Evergreen Omega ................     Class B 0.50%           $  8.77                      --
EQ/Evergreen Omega ................     Class B 0.95%           $  8.53                      --
EQ/Evergreen Omega ................     Class B 1.20%           $  8.40                   3,237
EQ/Evergreen Omega ................     Class B 1.25%           $ 11.31                   1,379
EQ/Evergreen Omega ................     Class B 1.35%           $  8.33                     573
EQ/Evergreen Omega ................     Class B 1.40%           $  8.30                   4,201
EQ/Evergreen Omega ................     Class B 1.50%           $ 11.27                   1,795
EQ/Evergreen Omega ................     Class B 1.55%           $  8.23                     400
EQ/Evergreen Omega ................     Class B 1.60%           $  8.20                   2,500
EQ/Evergreen Omega ................     Class B 1.65%           $ 11.25                   1,146
EQ/Evergreen Omega ................     Class B 1.70%           $  8.15                     377
EQ/Evergreen Omega ................     Class B 1.80%           $  8.10                       8
EQ/Evergreen Omega ................     Class B 1.90%           $  8.05                       7

EQ/FI Mid Cap .....................     Class B 0.50%           $ 11.56                      --
EQ/FI Mid Cap .....................     Class B 0.95%           $ 11.34                      29
EQ/FI Mid Cap .....................     Class B 1.20%           $ 11.21                  13,609
EQ/FI Mid Cap .....................     Class B 1.25%           $ 13.00                   3,775
EQ/FI Mid Cap .....................     Class B 1.35%           $ 11.14                   2,883
EQ/FI Mid Cap .....................     Class B 1.40%           $ 11.11                  17,707
EQ/FI Mid Cap .....................     Class B 1.50%           $ 12.96                   5,395
EQ/FI Mid Cap .....................     Class B 1.55%           $ 11.04                   4,997
EQ/FI Mid Cap .....................     Class B 1.60%           $ 11.02                  11,422
EQ/FI Mid Cap .....................     Class B 1.65%           $ 12.93                   3,260
EQ/FI Mid Cap .....................     Class B 1.70%           $ 10.97                   1,391
EQ/FI Mid Cap .....................     Class B 1.80%           $ 10.92                     127
EQ/FI Mid Cap .....................     Class B 1.90%           $ 10.87                      28

EQ/FI Small/Mid Cap Value .........     Class B 0.50%           $ 15.38                      --
EQ/FI Small/Mid Cap Value .........     Class B 0.95%           $ 14.86                      15
EQ/FI Small/Mid Cap Value .........     Class B 1.20%           $ 14.57                   9,029
EQ/FI Small/Mid Cap Value .........     Class B 1.25%           $ 12.87                   2,897
EQ/FI Small/Mid Cap Value .........     Class B 1.35%           $ 14.40                   2,481
EQ/FI Small/Mid Cap Value .........     Class B 1.40%           $ 14.35                  12,978
EQ/FI Small/Mid Cap Value .........     Class B 1.50%           $ 12.83                   4,167
EQ/FI Small/Mid Cap Value .........     Class B 1.55%           $ 14.18                   3,574
EQ/FI Small/Mid Cap Value .........     Class B 1.60%           $ 14.13                   7,736
EQ/FI Small/Mid Cap Value .........     Class B 1.65%           $ 12.80                   2,213
EQ/FI Small/Mid Cap Value .........     Class B 1.70%           $ 14.02                   1,007
EQ/FI Small/Mid Cap Value .........     Class B 1.80%           $ 13.91                      99
EQ/FI Small/Mid Cap Value .........     Class B 1.90%           $ 13.80                      32

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                              Contract charges     Unit Fair Value     Units Outstanding (000's)
                                             ------------------   -----------------   --------------------------
EQ/J.P. Morgan Core Bond .................     Class B 0.50%           $ 14.70                      --
EQ/J.P. Morgan Core Bond .................     Class B 0.95%           $ 14.24                      26
EQ/J.P. Morgan Core Bond .................     Class B 1.20%           $ 13.99                  11,977
EQ/J.P. Morgan Core Bond .................     Class B 1.25%           $ 10.50                   4,339
EQ/J.P. Morgan Core Bond .................     Class B 1.35%           $ 13.84                  10,774
EQ/J.P. Morgan Core Bond .................     Class B 1.40%           $ 13.79                  17,843
EQ/J.P. Morgan Core Bond .................     Class B 1.50%           $ 10.46                   6,436
EQ/J.P. Morgan Core Bond .................     Class B 1.55%           $ 13.65                   8,979
EQ/J.P. Morgan Core Bond .................     Class B 1.60%           $ 13.60                  15,208
EQ/J.P. Morgan Core Bond .................     Class B 1.65%           $ 10.44                   3,501
EQ/J.P. Morgan Core Bond .................     Class B 1.70%           $ 13.50                   1,343
EQ/J.P. Morgan Core Bond .................     Class B 1.80%           $ 13.41                     242
EQ/J.P. Morgan Core Bond .................     Class B 1.90%           $ 13.31                      56

EQ/Janus Large Cap Growth ................     Class B 0.50%           $  6.25                      --
EQ/Janus Large Cap Growth ................     Class B 0.95%           $  6.13                      24
EQ/Janus Large Cap Growth ................     Class B 1.20%           $  6.06                   5,744
EQ/Janus Large Cap Growth ................     Class B 1.25%           $ 11.60                     680
EQ/Janus Large Cap Growth ................     Class B 1.35%           $  6.02                   1,149
EQ/Janus Large Cap Growth ................     Class B 1.40%           $  6.01                   7,699
EQ/Janus Large Cap Growth ................     Class B 1.50%           $ 11.56                   1,141
EQ/Janus Large Cap Growth ................     Class B 1.55%           $  5.97                   5,897
EQ/Janus Large Cap Growth ................     Class B 1.60%           $  5.96                   6,714
EQ/Janus Large Cap Growth ................     Class B 1.65%           $ 11.54                     449
EQ/Janus Large Cap Growth ................     Class B 1.70%           $  5.93                     700
EQ/Janus Large Cap Growth ................     Class B 1.80%           $  5.91                      70
EQ/Janus Large Cap Growth ................     Class B 1.90%           $  5.88                      36

EQ/JP Morgan Value Opportunities .........     Class B 0.50%           $ 14.10                      --
EQ/JP Morgan Value Opportunities .........     Class B 0.95%           $ 13.61                      15
EQ/JP Morgan Value Opportunities .........     Class B 1.20%           $ 13.35                   3,942
EQ/JP Morgan Value Opportunities .........     Class B 1.25%           $ 12.02                     769
EQ/JP Morgan Value Opportunities .........     Class B 1.35%           $ 13.20                  16,352
EQ/JP Morgan Value Opportunities .........     Class B 1.40%           $ 13.15                   4,753
EQ/JP Morgan Value Opportunities .........     Class B 1.50%           $ 11.98                     815
EQ/JP Morgan Value Opportunities .........     Class B 1.55%           $ 12.99                   5,234
EQ/JP Morgan Value Opportunities .........     Class B 1.60%           $ 12.94                   5,325
EQ/JP Morgan Value Opportunities .........     Class B 1.65%           $ 11.96                     473
EQ/JP Morgan Value Opportunities .........     Class B 1.70%           $ 12.84                     370
EQ/JP Morgan Value Opportunities .........     Class B 1.80%           $ 12.74                     108
EQ/JP Morgan Value Opportunities .........     Class B 1.90%           $ 12.64                      22

EQ/Lazard Small Cap Value ................     Class B 0.50%           $ 17.65                      --
EQ/Lazard Small Cap Value ................     Class B 0.95%           $ 17.10                      16
EQ/Lazard Small Cap Value ................     Class B 1.20%           $ 16.80                   8,796
EQ/Lazard Small Cap Value ................     Class B 1.25%           $ 12.66                   3,850
EQ/Lazard Small Cap Value ................     Class B 1.35%           $ 16.63                   6,654
EQ/Lazard Small Cap Value ................     Class B 1.40%           $ 16.57                  12,065
EQ/Lazard Small Cap Value ................     Class B 1.50%           $ 12.61                   5,755
EQ/Lazard Small Cap Value ................     Class B 1.55%           $ 16.39                   3,013
EQ/Lazard Small Cap Value ................     Class B 1.60%           $ 16.33                   7,850
EQ/Lazard Small Cap Value ................     Class B 1.65%           $ 12.59                   2,979
EQ/Lazard Small Cap Value ................     Class B 1.70%           $ 16.22                     884
EQ/Lazard Small Cap Value ................     Class B 1.80%           $ 16.10                     127
EQ/Lazard Small Cap Value ................     Class B 1.90%           $ 15.99                      36

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                              Contract charges     Unit Fair Value     Units Outstanding (000's)
                                             ------------------   -----------------   --------------------------
EQ/Marsico Focus .........................     Class B 0.50%           $ 14.36                      --
EQ/Marsico Focus .........................     Class B 0.95%           $ 14.14                       5
EQ/Marsico Focus .........................     Class B 1.20%           $ 14.02                  14,238
EQ/Marsico Focus .........................     Class B 1.25%           $ 11.55                   4,974
EQ/Marsico Focus .........................     Class B 1.35%           $ 13.95                   2,102
EQ/Marsico Focus .........................     Class B 1.40%           $ 13.93                  21,440
EQ/Marsico Focus .........................     Class B 1.50%           $ 11.51                   7,104
EQ/Marsico Focus .........................     Class B 1.55%           $ 13.86                   1,251
EQ/Marsico Focus .........................     Class B 1.60%           $ 13.84                  11,463
EQ/Marsico Focus .........................     Class B 1.65%           $ 11.49                   5,249
EQ/Marsico Focus .........................     Class B 1.70%           $ 13.79                   1,938
EQ/Marsico Focus .........................     Class B 1.80%           $ 13.74                      66
EQ/Marsico Focus .........................     Class B 1.90%           $ 13.70                      12

EQ/Mercury Basic Value Equity ............     Class B 0.50%           $ 21.32                      --
EQ/Mercury Basic Value Equity ............     Class B 0.95%           $ 20.59                       1
EQ/Mercury Basic Value Equity ............     Class B 1.20%           $ 20.19                   6,364
EQ/Mercury Basic Value Equity ............     Class B 1.25%           $ 11.94                   4,028
EQ/Mercury Basic Value Equity ............     Class B 1.35%           $ 19.96                   4,699
EQ/Mercury Basic Value Equity ............     Class B 1.40%           $ 19.88                   9,113
EQ/Mercury Basic Value Equity ............     Class B 1.50%           $ 11.90                   6,079
EQ/Mercury Basic Value Equity ............     Class B 1.55%           $ 19.65                   1,430
EQ/Mercury Basic Value Equity ............     Class B 1.60%           $ 19.58                   4,909
EQ/Mercury Basic Value Equity ............     Class B 1.65%           $ 11.87                   3,020
EQ/Mercury Basic Value Equity ............     Class B 1.70%           $ 19.43                     802
EQ/Mercury Basic Value Equity ............     Class B 1.80%           $ 19.27                      59
EQ/Mercury Basic Value Equity ............     Class B 1.90%           $ 19.12                      39

EQ/Mercury International Value ...........     Class B 0.50%           $ 18.04                      --
EQ/Mercury International Value ...........     Class B 0.95%           $ 17.42                      35
EQ/Mercury International Value ...........     Class B 1.20%           $ 17.09                   4,781
EQ/Mercury International Value ...........     Class B 1.25%           $ 13.34                   1,602
EQ/Mercury International Value ...........     Class B 1.35%           $ 16.89                   9,124
EQ/Mercury International Value ...........     Class B 1.40%           $ 16.83                   6,084
EQ/Mercury International Value ...........     Class B 1.50%           $ 13.30                   2,381
EQ/Mercury International Value ...........     Class B 1.55%           $ 16.63                   3,356
EQ/Mercury International Value ...........     Class B 1.60%           $ 16.57                   5,077
EQ/Mercury International Value ...........     Class B 1.65%           $ 13.27                   1,161
EQ/Mercury International Value ...........     Class B 1.70%           $ 16.44                     522
EQ/Mercury International Value ...........     Class B 1.80%           $ 16.31                      68
EQ/Mercury International Value ...........     Class B 1.90%           $ 16.18                      19

EQ/MFS Emerging Growth Companies .........     Class B 0.50%           $ 14.09                      --
EQ/MFS Emerging Growth Companies .........     Class B 0.95%           $ 13.61                      31
EQ/MFS Emerging Growth Companies .........     Class B 1.20%           $ 13.35                   1,558
EQ/MFS Emerging Growth Companies .........     Class B 1.25%           $ 11.40                     530
EQ/MFS Emerging Growth Companies .........     Class B 1.35%           $ 13.19                   8,228
EQ/MFS Emerging Growth Companies .........     Class B 1.40%           $ 13.14                   2,192
EQ/MFS Emerging Growth Companies .........     Class B 1.50%           $ 11.36                     800
EQ/MFS Emerging Growth Companies .........     Class B 1.55%           $ 12.99                   2,867
EQ/MFS Emerging Growth Companies .........     Class B 1.60%           $ 12.94                   4,258
EQ/MFS Emerging Growth Companies .........     Class B 1.65%           $ 11.34                     369
EQ/MFS Emerging Growth Companies .........     Class B 1.70%           $ 12.84                     149
EQ/MFS Emerging Growth Companies .........     Class B 1.80%           $ 12.74                      14
EQ/MFS Emerging Growth Companies .........     Class B 1.90%           $ 12.64                       1

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                          Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                         ------------------   -----------------   --------------------------
EQ/MFS Investors Trust ...............................     Class B 0.50%          $  9.45                       --
EQ/MFS Investors Trust ...............................     Class B 0.95%          $  9.20                        6
EQ/MFS Investors Trust ...............................     Class B 1.20%          $  9.06                    4,211
EQ/MFS Investors Trust ...............................     Class B 1.25%          $ 11.64                      679
EQ/MFS Investors Trust ...............................     Class B 1.35%          $  8.98                    5,835
EQ/MFS Investors Trust ...............................     Class B 1.40%          $  8.95                    4,946
EQ/MFS Investors Trust ...............................     Class B 1.50%          $ 11.60                      742
EQ/MFS Investors Trust ...............................     Class B 1.55%          $  8.87                    5,788
EQ/MFS Investors Trust ...............................     Class B 1.60%          $  8.84                    8,941
EQ/MFS Investors Trust ...............................     Class B 1.65%          $ 11.58                      643
EQ/MFS Investors Trust ...............................     Class B 1.70%          $  8.79                      610
EQ/MFS Investors Trust ...............................     Class B 1.80%          $  8.74                       94
EQ/MFS Investors Trust ...............................     Class B 1.90%          $  8.68                       12

EQ/Money Market ......................................     Class B 0.00%          $ 38.75                       92
EQ/Money Market ......................................     Class B 0.50%          $ 34.45                       --
EQ/Money Market ......................................     Class B 0.95%          $ 30.98                       26
EQ/Money Market ......................................     Class B 1.20%          $ 29.20                    1,417
EQ/Money Market ......................................     Class B 1.25%          $  9.93                    1,335
EQ/Money Market ......................................     Class B 1.35%          $ 28.18                    2,938
EQ/Money Market ......................................     Class B 1.40%          $ 27.84                    2,473
EQ/Money Market ......................................     Class B 1.50%          $  9.89                    5,781
EQ/Money Market ......................................     Class B 1.55%          $ 26.87                    2,306
EQ/Money Market ......................................     Class B 1.60%          $ 26.55                    4,693
EQ/Money Market ......................................     Class B 1.65%          $  9.87                    1,005
EQ/Money Market ......................................     Class B 1.70%          $ 25.92                      349
EQ/Money Market ......................................     Class B 1.80%          $ 25.31                       28
EQ/Money Market ......................................     Class B 1.90%          $ 24.71                       10

EQ/Small Company Index ...............................     Class B 0.50%          $ 15.24                       --
EQ/Small Company Index ...............................     Class B 0.95%          $ 14.76                       16
EQ/Small Company Index ...............................     Class B 1.20%          $ 14.50                    4,174
EQ/Small Company Index ...............................     Class B 1.25%          $ 12.47                    1,702
EQ/Small Company Index ...............................     Class B 1.35%          $ 14.35                    2,622
EQ/Small Company Index ...............................     Class B 1.40%          $ 14.30                    6,730
EQ/Small Company Index ...............................     Class B 1.50%          $ 12.43                    2,712
EQ/Small Company Index ...............................     Class B 1.55%          $ 14.15                    1,001
EQ/Small Company Index ...............................     Class B 1.60%          $ 14.10                    3,996
EQ/Small Company Index ...............................     Class B 1.65%          $ 12.40                    1,215
EQ/Small Company Index ...............................     Class B 1.70%          $ 14.00                      575
EQ/Small Company Index ...............................     Class B 1.80%          $ 13.90                       40
EQ/Small Company Index ...............................     Class B 1.90%          $ 13.80                        6

EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.25%          $ 11.37                        4
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.50%          $ 11.37                       13
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.65%          $ 11.36                        6
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.70%          $ 11.36                        1

Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 1.20%          $ 10.16                      339
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 1.25%          $ 10.41                      417
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 1.40%          $ 10.14                      774
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 1.50%          $ 10.37                      958
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 1.60%          $ 10.12                      360
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 1.65%          $ 10.35                      878
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 1.70%          $ 10.35                      143

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2004


                                          Contract charges     Unit Fair Value     Units Outstanding (000's)
                                         ------------------   -----------------   --------------------------
U.S. Real Estate -- Class II .........     Class B 1.20%           $ 12.73                     934
U.S. Real Estate -- Class II .........     Class B 1.25%           $ 14.79                   1,552
U.S. Real Estate -- Class II .........     Class B 1.40%           $ 12.71                   2,062
U.S. Real Estate -- Class II .........     Class B 1.50%           $ 14.74                   2,998
U.S. Real Estate -- Class II .........     Class B 1.60%           $ 12.69                     435
U.S. Real Estate -- Class II .........     Class B 1.65%           $ 14.71                   1,107
U.S. Real Estate -- Class II .........     Class B 1.70%           $ 14.70                     334


                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                    AXA Aggressive  AXA Conservative   AXA Conservative-Plus
                                                      Allocation       Allocation            Allocation
                                                   --------------- ------------------ -----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $ 2,675,436       $2,283,132            $4,291,751
 Expenses:
  Asset-based charges ............................     1,425,370          631,295             1,298,747
                                                     -----------       ----------            ----------
Net Investment Income (Loss) .....................     1,250,066        1,651,837             2,993,004
                                                     -----------       ----------            ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (889,808)         366,321               166,391
  Realized gain distribution from The Trusts .....        60,885           24,905                64,736
                                                     -----------       ----------            ----------
 Net realized gain (loss) ........................      (828,923)         391,226               231,127
                                                     -----------       ----------            ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    17,625,861        1,340,644             6,357,620
                                                     -----------       ----------            ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    16,796,938        1,731,870             6,588,747
                                                     -----------       ----------            ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $18,047,004       $3,383,707            $9,581,751
                                                     ===========       ==========            ==========


                                                    AXA Moderate   AXA Moderate-Plus    AXA Premier VIP    AXA Premier VIP
                                                     Allocation        Allocation      Aggressive Equity      Core Bond
                                                   -------------- ------------------- ------------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $ 41,639,371      $16,497,825        $         --       $ 18,217,226
 Expenses:
  Asset-based charges ............................    15,908,593        5,444,793           1,541,900          7,940,703
                                                    ------------      -----------        ------------       ------------
Net Investment Income (Loss) .....................    25,730,778       11,053,032          (1,541,900)        10,276,523
                                                    ------------      -----------        ------------       ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     8,665,208          621,021          (2,390,443)         1,358,269
  Realized gain distribution from The Trusts .....            --          203,993                  --          3,149,856
                                                    ------------      -----------        ------------       ------------
 Net realized gain (loss) ........................     8,665,208          825,014          (2,390,443)         4,508,125
                                                    ------------      -----------        ------------       ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    68,638,009       56,938,813          14,973,900         (1,219,137)
                                                    ------------      -----------        ------------       ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    77,303,217       57,763,827          12,583,457          3,288,989
                                                    ------------      -----------        ------------       ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $103,033,995      $68,816,859        $ 11,041,557       $ 13,565,511
                                                    ============      ===========        ============       ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                    AXA Premier VIP  AXA Premier VIP      AXA Premier VIP        AXA Premier VIP
                                                      Health Care       High Yield     International Equity   Large Cap Core Equity
                                                   ---------------- ----------------- ----------------------  ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $ 6,514,581     $ 51,416,424          $ 4,204,839             $2,920,258
 Expenses:
  Asset-based charges ............................      2,240,605       10,929,054            2,460,046              1,687,675
                                                      -----------     ------------          -----------             ----------
Net Investment Income (Loss) .....................      4,273,976       40,487,370            1,744,793              1,232,583
                                                      -----------     ------------          -----------             ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      4,465,571       (1,768,121)           6,114,602              3,070,614
  Realized gain distribution from The Trusts .....      4,849,091               --            2,218,920              2,924,372
                                                      -----------     ------------          -----------             ----------
 Net realized gain (loss) ........................      9,314,662       (1,768,121)           8,333,522              5,994,986
                                                      -----------     ------------          -----------             ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      3,013,044       15,403,350           19,828,901              2,665,684
                                                      -----------     ------------          -----------             ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     12,327,706       13,635,229           28,162,423              8,660,670
                                                      -----------     ------------          -----------             ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $16,601,682     $ 54,122,599          $29,907,216             $9,893,253
                                                      ===========     ============          ===========             ==========


                                                        AXA Premier VIP   AXA Premier VIP       AXA Premier VIP
                                                       Large Cap Growth   Large Cap Value     Small/Mid Cap Growth
                                                     ------------------ -----------------     --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................       $         --       $18,262,912           $ 4,566,118
 Expenses:
  Asset-based charges ............................          3,340,586         3,809,411             4,145,274
                                                         ------------       -----------           -----------
Net Investment Income (Loss) .....................         (3,340,586)       14,453,501               420,844
                                                         ------------       -----------           -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          5,507,044         6,233,963             9,193,647
  Realized gain distribution from The Trusts .....                 --         2,926,511               608,192
                                                         ------------       -----------           -----------
 Net realized gain (loss) ........................          5,507,044         9,160,474             9,801,839
                                                         ------------       -----------           -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................         11,109,829        12,104,794            20,914,849
                                                         ------------       -----------           -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         16,616,873        21,265,268            30,716,688
                                                         ------------       -----------           -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................       $ 13,276,287       $35,718,769           $31,137,532
                                                         ============       ===========           ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                      AXA Premier VIP     AXA Premier VIP     EQ/Alliance
                                                    Small/Mid Cap Value      Technology      Common Stock
                                                   --------------------- ----------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $11,762,008         $ 1,459,810     $  10,815,043
 Expenses:
  Asset-based charges ............................        4,063,373           2,265,930        14,500,506
                                                        -----------         -----------     -------------
Net Investment Income (Loss) .....................        7,698,635            (806,120)       (3,685,463)
                                                        -----------         -----------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        9,274,749           2,886,465       (19,524,741)
  Realized gain distribution from The Trusts .....        6,372,102                  --                --
                                                        -----------         -----------     -------------
 Net realized gain (loss) ........................       15,646,851           2,886,465       (19,524,741)
                                                        -----------         -----------     -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       16,091,755          13,689,601       148,727,751
                                                        -----------         -----------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       31,738,605          16,576,066       129,203,010
                                                        -----------         -----------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $39,437,241         $15,769,946     $ 125,517,547
                                                        ===========         ===========     =============


                                                                         EQ/Alliance
                                                                         Intermediate
                                                       EQ/Alliance        Government     EQ/Alliance      EQ/Alliance
                                                    Growth and Income     Securities    International   Premier Growth
                                                   ------------------- --------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $ 8,684,959      $ 10,248,756     $ 6,142,249    $           --
 Expenses:
  Asset-based charges ............................       7,441,382         4,804,773       4,086,787         4,835,377
                                                       -----------      ------------     -----------    --------------
Net Investment Income (Loss) .....................       1,243,577         5,443,983       2,055,462        (4,835,377)
                                                       -----------      ------------     -----------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       9,370,148        (1,806,123)      8,692,293       (23,216,807)
  Realized gain distribution from The Trusts .....              --            16,947              --                --
                                                       -----------      ------------     -----------    --------------
 Net realized gain (loss) ........................       9,370,148        (1,789,176)      8,692,293       (23,216,807)
                                                       -----------      ------------     -----------    --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      48,376,892        (2,195,726)     39,065,655        49,959,591
                                                       -----------      ------------     -----------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      57,747,040        (3,984,902)     47,757,948        26,742,784
                                                       -----------      ------------     -----------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $58,990,617      $  1,459,081     $49,813,410    $   21,907,407
                                                       ===========      ============     ===========    ==============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                   EQ/Alliance      EQ/Alliance        EQ/Bernstein           EQ/Calvert
                                                  Quality Bond   Small Cap Growth   Diversified Value    Socially Responsible
                                                 -------------- ------------------ -------------------  ----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ....................  $ 11,547,350     $         --        $ 15,765,215          $        --
 Expenses:
  Asset-based charges ..........................     4,073,282        5,048,783          15,309,183              377,153
                                                  ------------     ------------        ------------          -----------
Net Investment Income (Loss) ...................     7,474,068       (5,048,783)            456,032             (377,153)
                                                  ------------     ------------        ------------          -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ..........       385,390        2,910,528          11,079,739              736,591
  Realized gain distribution from The Trusts ...       796,964               --           8,113,920                   --
                                                  ------------     ------------        ------------          -----------
 Net realized gain (loss) ......................     1,182,354        2,910,528          19,193,659              736,591
                                                  ------------     ------------        ------------          -----------
 Change in unrealized appreciation
  (depreciation) of investments ................    (2,399,961)      45,577,615         108,422,137              372,522
                                                  ------------     ------------        ------------          -----------
Net Realized and Unrealized Gain (Loss) on
 Investments ...................................    (1,217,607)      48,488,143         127,615,796            1,109,113
                                                  ------------     ------------        ------------          -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .....................  $  6,256,461     $ 43,439,360        $128,071,828          $   731,960
                                                  ============     ============        ============          ===========


                                                      EQ/Capital           EQ/Capital                EQ/Capital
                                                   Guardian Growth   Guardian International       Guardian Research
                                                  ----------------- ------------------------     ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ....................    $   1,253,734          $ 6,941,071              $  4,138,065
 Expenses:
  Asset-based charges ..........................        3,433,994            6,115,240                 8,835,249
                                                    -------------          -----------              ------------
Net Investment Income (Loss) ...................       (2,180,260)             825,831                (4,697,184)
                                                    -------------          -----------              ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ..........       (9,383,756)           2,805,403                10,271,641
  Realized gain distribution from The Trusts ...               --                   --                        --
                                                    -------------          -----------              ------------
 Net realized gain (loss) ......................       (9,383,756)           2,805,403                10,271,641
                                                    -------------          -----------              ------------
 Change in unrealized appreciation
  (depreciation) of investments ................       20,593,789           51,810,215                52,195,696
                                                    -------------          -----------              ------------
Net Realized and Unrealized Gain (Loss) on
 Investments ...................................       11,210,033           54,615,618                62,467,337
                                                    -------------          -----------              ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .....................    $   9,029,773          $55,441,449              $ 57,770,153
                                                    =============          ===========              ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                      EQ/Capital          EQ/Emerging    EQ/Enterprise      EQ/Enterprise
                                                 Guardian U.S. Equity   Markets Equity     Equity (a)     Equity Income (a)
                                                ---------------------- ---------------- ---------------  -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...................      $  3,735,594        $  1,630,677      $     --            $126,299
 Expenses:
  Asset-based charges .........................         9,979,494           3,076,835         4,456              17,104
                                                     ------------        ------------      --------            --------
Net Investment Income (Loss) ..................        (6,243,900)         (1,446,158)       (4,456)            109,195
                                                     ------------        ------------      --------            --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .........         9,599,830          16,356,042         8,343               3,136
  Realized gain distribution from The Trusts ..                --                  --            --                  --
                                                     ------------        ------------      --------            --------
 Net realized gain (loss) .....................         9,599,830          16,356,042         8,343               3,136
                                                     ------------        ------------      --------            --------
 Change in unrealized appreciation
  (depreciation) of investments ...............        53,423,505          31,991,412        74,904             175,301
                                                     ------------        ------------      --------            --------
Net Realized and Unrealized Gain (Loss) on
 Investments ..................................        63,023,335          48,347,454        83,247             178,437
                                                     ------------        ------------      --------            --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ....................      $ 56,779,435        $ 46,901,296      $ 78,791            $287,632
                                                     ============        ============      ========            ========


                                                  EQ/Enterprise       EQ/Enterprise              EQ/Enterprise
                                                    Growth (a)    Growth and Income(a)      Small Company Growth (a)
                                                 --------------- ----------------------    -------------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...................      $ 1,998             $16,199                   $     --
 Expenses:
  Asset-based charges .........................        2,703               2,877                      3,165
                                                     -------             -------                   --------
Net Investment Income (Loss) ..................         (705)             13,322                     (3,165)
                                                     -------             -------                   --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .........        2,240               1,907                     45,936
  Realized gain distribution from The Trusts ..           --                  --                         --
                                                     -------             -------                   --------
 Net realized gain (loss) .....................        2,240               1,907                     45,936
                                                     -------             -------                   --------
 Change in unrealized appreciation
  (depreciation) of investments ...............       43,847              49,197                     61,580
                                                     -------             -------                   --------
Net Realized and Unrealized Gain (Loss) on
 Investments ..................................       46,087              51,104                    107,516
                                                     -------             -------                   --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ....................      $45,382             $64,426                   $104,351
                                                     =======             =======                   ========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                      EQ/Enterprise
                                                 Small Company Value (a)  EQ/Equity 500 Index    EQ/Evergreen Omega   EQ/FI Mid Cap
                                                 -----------------------  -------------------   -------------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...................         $ 13,942              $ 19,878,563         $     389,653       $15,087,342
 Expenses:
  Asset-based charges .........................           17,768                18,586,569             1,565,543         8,409,308
                                                        --------              ------------         -------------       -----------
Net Investment Income (Loss) ..................           (3,826)                1,291,994            (1,175,890)        6,678,034
                                                        --------              ------------         -------------       -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .........           14,223                 7,559,886             3,590,986        10,321,032
  Realized gain distribution from The Trusts ..          279,632                        --                    --        26,960,694
                                                        --------              ------------         -------------       -----------
 Net realized gain (loss) .....................          293,855                 7,559,886             3,590,986        37,281,726
                                                        --------              ------------         -------------       -----------
 Change in unrealized appreciation
  (depreciation) of investments ...............          278,469               104,623,711             5,326,163        46,346,933
                                                        --------              ------------         -------------       -----------
Net Realized and Unrealized Gain (Loss) on
 Investments ..................................          572,324               112,183,597             8,917,149        83,628,659
                                                        --------              ------------         -------------       -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ....................         $568,498              $113,475,591         $   7,741,259       $90,306,693
                                                        ========              ============         =============       ===========


                                                  EQ/FI Small/Mid   EQ/J.P. Morgan         EQ/Janus
                                                     Cap Value         Core Bond       Large Cap Growth
                                                 ----------------- ----------------   -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...................     $13,953,803      $ 41,982,848       $    452,663
 Expenses:
  Asset-based charges .........................       7,423,390        14,514,826          2,511,643
                                                    -----------      ------------       ------------
Net Investment Income (Loss) ..................       6,530,413        27,468,022         (2,058,980)
                                                    -----------      ------------       ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .........       6,114,490         3,416,947         (2,177,565)
  Realized gain distribution from The Trusts ..      35,793,440         2,605,119                 --
                                                    -----------      ------------       ------------
 Net realized gain (loss) .....................      41,907,930         6,022,066         (2,177,565)
                                                    -----------      ------------       ------------
 Change in unrealized appreciation
  (depreciation) of investments ...............      37,064,059        (7,850,327)        22,307,352
                                                    -----------      ------------       ------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..................................      78,971,989        (1,828,261)        20,129,787
                                                    -----------      ------------       ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ....................     $85,502,402      $ 25,639,761       $ 18,070,807
                                                    ===========      ============       ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                        EQ/JP Morgan         EQ/Lazard
                                                    Value Opportunities   Small Cap Value   EQ/Marsico Focus
                                                   --------------------- ----------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $ 6,130,731         $ 40,825,378     $           --
 Expenses:
  Asset-based charges ............................        6,739,850            9,298,827         10,777,877
                                                        -----------         ------------     --------------
Net Investment Income (Loss) .....................         (609,119)          31,526,551        (10,777,877)
                                                        -----------         ------------     --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          846,840           13,618,704         10,889,884
  Realized gain distribution from The Trusts .....               --           36,852,169                 --
                                                        -----------         ------------     --------------
 Net realized gain (loss) ........................          846,840           50,470,873         10,889,884
                                                        -----------         ------------     --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       42,080,496           19,683,165         77,330,467
                                                        -----------         ------------     --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       42,927,336           70,154,038         88,220,351
                                                        -----------         ------------     --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $42,318,217         $101,680,589     $   77,442,474
                                                        ===========         ============     ==============


                                                        EQ/Mercury            EQ/Mercury        EQ/MFS Emerging       EQ/MFS
                                                    Basic Value Equity   International Value   Growth Companies   Investors Trust
                                                   -------------------- --------------------- ------------------ ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $13,688,811          $ 7,582,775        $           --     $  1,609,341
 Expenses:
  Asset-based charges ............................        8,160,845            6,330,115             3,699,564        4,051,330
                                                        -----------          -----------        --------------     ------------
Net Investment Income (Loss) .....................        5,527,966            1,252,660            (3,699,564)      (2,441,989)
                                                        -----------          -----------        --------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        8,025,259            1,169,719           (11,266,283)      (3,548,954)
  Realized gain distribution from The Trusts .....       19,475,359                   --                    --               --
                                                        -----------          -----------        --------------     ------------
 Net realized gain (loss) ........................       27,500,618            1,169,719           (11,266,283)      (3,548,954)
                                                        -----------          -----------        --------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       21,435,828           85,644,793            41,670,003       32,243,648
                                                        -----------          -----------        --------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       48,936,446           86,814,512            30,403,720       28,694,694
                                                        -----------          -----------        --------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $54,464,412          $88,067,172        $   26,704,156     $ 26,252,705
                                                        ===========          ===========        ==============     ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                    EQ/Money Market   EQ/Small Company Index
                                                   ----------------- ------------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $  4,108,798           $ 7,184,220
 Expenses:
  Asset-based charges ............................      8,213,030             4,108,346
                                                     ------------           -----------
Net Investment Income (Loss) .....................     (4,104,232)            3,075,874
                                                     ------------           -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (1,016,291)           17,637,927
  Realized gain distribution from The Trusts .....             --             5,139,930
                                                     ------------           -----------
 Net realized gain (loss) ........................     (1,016,291)           22,777,857
                                                     ------------           -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      1,176,803            18,752,177
                                                     ------------           -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        160,512            41,530,034
                                                     ------------           -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    ($3,943,720)          $44,605,908
                                                     ============           ===========


                                                       EQ/Wells Fargo        Laudus Rosenberg VIT
                                                    Montgomery Small Cap   Value Long/Short Equity   U.S. Real Estate -- Class II
                                                   ---------------------- ------------------------- -----------------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................        $     --               $        --                 $   686,971
 Expenses:
  Asset-based charges ............................            (253)                  265,783                     628,142
                                                          --------               -----------                 -----------
Net Investment Income (Loss) .....................            (253)                 (265,783)                     58,829
                                                          --------               -----------                 -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............              --                    41,986                     322,246
  Realized gain distribution from The Trusts .....              --                        --                     505,779
                                                          --------               -----------                 -----------
 Net realized gain (loss) ........................              --                    41,986                     828,025
                                                          --------               -----------                 -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................         440,822                   473,309                  17,793,045
                                                          --------               -----------                 -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         440,822                   515,295                  18,621,070
                                                          --------               -----------                 -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................        $440,569               $   249,512                 $18,679,899
                                                          ========               ===========                 ===========

-------
(a) Commenced operations on October 25, 2004.
The accompanying notes are an integral part of these financial statements.


                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                     AXA Aggressive Allocation (b)   AXA Conservative Allocation (b)
                                                   --------------------------------- --------------------------------
                                                         2004             2003             2004            2003
                                                   ---------------- ---------------- --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  1,250,066      $   8,582      $  1,651,837      $  34,555
 Net realized gain (loss) on investments .........       (828,923)           166           391,226          1,588
 Change in unrealized appreciation
  (depreciation) of investments ..................     17,625,861        185,179         1,340,644          6,089
                                                     ------------      ---------      ------------      ---------
 Net increase (decrease) in net assets from
  operations .....................................     18,047,004        193,927         3,383,707         42,232
                                                     ------------      ---------      ------------      ---------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    156,554,106      6,467,036        62,277,776      4,548,852
  Transfers between funds including
   guaranteed interest account, net ..............     48,184,265         17,395        27,630,660        417,888
  Transfers for contract benefits and
   terminations ..................................     (2,095,193)        (1,046)       (2,392,278)       (14,689)
  Contract maintenance charges ...................       (162,559)            --          (115,253)            --
                                                     ------------      ---------      ------------      ---------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    202,480,619      6,483,385        87,400,905      4,952,051
                                                     ------------      ---------      ------------      ---------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         47,403        105,797            77,437        104,232
                                                     ------------      ---------      ------------      ---------
Increase (Decrease) in Net Assets ................    220,575,026      6,783,109        90,862,049      5,098,515
Net Assets -- Beginning of Period ................      6,783,109             --         5,098,515             --
                                                     ------------      ---------      ------------      ---------
Net Assets -- End of Period ......................   $227,358,135      $6,783,109     $ 95,960,564      $5,098,515
                                                     ============      ==========     ============      ==========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         83,537            626            12,117            490
 Units Redeemed ..................................        (64,506)            (1)           (3,599)            (7)
                                                     ------------      ------------   ------------      ------------
 Net Increase (Decrease) .........................         19,031            625             8,518            483
                                                     ============      ===========    ============      ===========


                                                        AXA Conservative-Plus
                                                           Allocation (b)                AXA Moderate Allocation
                                                   ------------------------------- -----------------------------------
                                                         2004            2003             2004              2003
                                                   ---------------- -------------- ------------------ ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  2,993,004     $   72,295     $   25,730,778    $   7,962,574
 Net realized gain (loss) on investments .........        231,127          6,184          8,665,208          335,685
 Change in unrealized appreciation
  (depreciation) of investments ..................      6,357,620         83,482         68,638,009       54,136,993
                                                     ------------     ----------     --------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................      9,581,751        161,961        103,033,995       62,435,252
                                                     ------------     ----------     --------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    136,560,768      8,428,207        791,453,620      327,309,596
  Transfers between funds including
   guaranteed interest account, net ..............     49,616,915         (7,167)       212,303,320      141,888,694
  Transfers for contract benefits and
   terminations ..................................     (5,401,742)       (23,535)       (49,628,748)     (13,874,768)
  Contract maintenance charges ...................       (203,264)            --         (5,870,217)      (1,166,793)
                                                     ------------     ----------     --------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    180,572,677      8,397,505        948,257,975      454,156,729
                                                     ------------     ----------     --------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         52,927        108,883             41,283           35,525
                                                     ------------     ----------     --------------    -------------
Increase (Decrease) in Net Assets ................    190,207,355      8,668,349      1,051,333,253      516,627,506
Net Assets -- Beginning of Period ................      8,668,349             --        653,911,301      137,283,795
                                                     ------------     ----------     --------------    -------------
Net Assets -- End of Period ......................   $198,875,704     $8,668,349     $1,705,244,554    $ 653,911,301
                                                     ============     ==========     ==============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         21,234            853             89,349           16,569
 Units Redeemed ..................................         (3,856)           (32)           (13,514)          (1,501)
                                                     ------------     ----------     --------------    -------------
 Net Increase (Decrease) .........................         17,378            821             75,835           15,068
                                                     ============     ==========     ==============    =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                   AXA Moderate-Plus Allocation (b) AXA Premier VIP Aggressive Equity
                                                   -------------------------------- ---------------------------------
                                                         2004             2003            2004             2003
                                                   ---------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  11,053,032     $   110,169     $ (1,541,900)    $ (1,087,687)
 Net realized gain (loss) on investments .........        825,014           9,579       (2,390,443)      (6,159,584)
 Change in unrealized appreciation
  (depreciation) of investments ..................     56,938,813         707,041       14,973,900       30,769,957
                                                    -------------     -----------     ------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................     68,816,859         826,789       11,041,557       23,522,686
                                                    -------------     -----------     ------------     ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    658,378,541      24,347,565       16,895,586       18,360,852
  Transfers between funds including
   guaranteed interest account, net ..............    216,717,689         891,591       (1,239,647)       4,020,784
  Transfers for contract benefits and
   terminations ..................................    (13,655,662)       (286,396)      (7,597,848)      (5,100,506)
  Contract maintenance charges ...................       (644,576)             --         (504,848)        (245,716)
                                                    -------------     -----------     ------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    860,795,992      24,952,760        7,553,243       17,035,414
                                                    -------------     -----------     ------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         36,119         107,143           77,677           27,140
                                                    -------------     -----------     ------------     ------------
Increase (Decrease) in Net Assets ................    929,648,970      25,886,692       18,672,477       40,585,240
Net Assets -- Beginning of Period ................     25,886,692              --      101,412,270       60,827,030
                                                    -------------     -----------     ------------     ------------
Net Assets -- End of Period ......................  $ 955,535,662     $25,886,692     $120,084,747     $101,412,270
                                                    =============     ===========     ============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         90,053           2,450            1,914              849
 Units Redeemed ..................................         (9,719)            (35)            (891)            (380)
                                                    -------------     -----------     ------------     ------------
 Net Increase (Decrease) .........................         80,334           2,415            1,023              469
                                                    =============     ===========     ============     ============


                                                       AXA Premier VIP Core Bond       AXA Premier VIP Health Care
                                                   --------------------------------- --------------------------------
                                                         2004             2003             2004             2003
                                                   ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  10,276,523    $   8,589,672     $  4,273,976    $    106,187
 Net realized gain (loss) on investments .........      4,508,125        1,418,423        9,314,662         489,937
 Change in unrealized appreciation
  (depreciation) of investments ..................     (1,219,137)      (2,615,602)       3,013,044      15,397,189
                                                    -------------    -------------     ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................     13,565,511        7,392,493       16,601,682      15,993,313
                                                    -------------    -------------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    118,496,240      270,391,237       49,302,807      52,732,039
  Transfers between funds including
   guaranteed interest account, net ..............     (4,892,940)      54,821,760       23,472,013      22,089,039
  Transfers for contract benefits and
   terminations ..................................    (30,256,245)     (19,811,144)      (5,638,793)     (2,066,728)
  Contract maintenance charges ...................     (3,964,770)      (1,457,974)      (1,109,717)       (224,556)
                                                    -------------    -------------     ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     79,382,285      303,943,879       66,026,310      72,529,794
                                                    -------------    -------------     ------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         44,572           86,574           61,654          45,539
                                                    -------------    -------------     ------------    ------------
Increase (Decrease) in Net Assets ................     92,992,368      311,422,946       82,689,646      88,568,646
Net Assets -- Beginning of Period ................    516,199,291      204,776,345      113,833,005      25,264,359
                                                    -------------    -------------     ------------    ------------
Net Assets -- End of Period ......................  $ 609,191,659    $ 516,199,291     $196,522,651    $113,833,005
                                                    =============    =============     ============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         25,401           42,612           10,642           9,800
 Units Redeemed ..................................        (17,615)         (14,448)          (4,468)         (1,613)
                                                    -------------    -------------     ------------    ------------
 Net Increase (Decrease) .........................          7,786           28,164            6,174           8,187
                                                    =============    =============     ============    ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                    AXA Premier VIP International
                                                   AXA Premier VIP High Yield                  Equity
                                                --------------------------------- ---------------------------------
                                                      2004             2003             2004             2003
                                                ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $  40,487,370    $  24,725,720     $  1,744,793     $   (311,259)
 Net realized gain (loss) on investments ......     (1,768,121)      (7,573,108)       8,333,522        1,355,338
 Change in unrealized appreciation
  (depreciation) of investments ...............  $  15,403,350    $  59,507,578       19,828,901       19,882,062
                                                 -------------    -------------     ------------     ------------
 Net increase (decrease) in net assets from
  operations ..................................     54,122,599       76,660,190       29,907,216       20,926,141
                                                 -------------    -------------     ------------     ------------
Contractowners Transactions:
 Contributions and Transfers: .................
  Payments received from contractowners .......    172,015,565      258,400,960       70,339,810       48,557,182
  Transfers between funds including
   guaranteed interest account, net ...........     14,518,520      138,042,541       31,571,518       25,030,459
  Transfers for contract benefits and
   terminations ...............................    (48,837,418)     (27,444,387)      (5,876,789)      (1,737,289)
  Contract maintenance charges ................     (4,342,090)      (1,143,945)      (1,086,297)        (250,052)
                                                 -------------    -------------     ------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions .................    133,354,577      367,855,169       94,948,242       71,600,300
                                                 -------------    -------------     ------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 ....         43,506           43,802           50,272           53,139
                                                 -------------    -------------     ------------     ------------
Increase (Decrease) in Net Assets .............    187,520,682      444,559,161      124,905,730       92,579,580
Net Assets -- Beginning of Period .............    673,254,453      228,695,292      117,674,983       25,095,403
                                                 -------------    -------------     ------------     ------------
Net Assets -- End of Period ...................  $ 860,775,135    $ 673,254,453     $242,580,713     $117,674,983
                                                 =============    =============     ============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued .................................         23,466           21,637           15,379           14,974
 Units Redeemed ...............................        (11,122)          (6,220)          (7,012)          (6,840)
                                                 -------------    -------------     ------------     ------------
 Net Increase (Decrease) ......................         12,344           15,417            8,367            8,134
                                                 =============    =============     ============     ============


                                                 AXA Premier VIP Large Cap Core
                                                             Equity               AXA Premier VIP Large Cap Growth
                                                --------------------------------- ---------------------------------
                                                      2004             2003             2004             2003
                                                ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $  1,232,583     $   (751,765)    $ (3,340,586)    $ (1,617,545)
 Net realized gain (loss) on investments ......      5,994,986         (381,630)       5,507,044         (240,941)
 Change in unrealized appreciation
  (depreciation) of investments ...............      2,665,684       16,593,880       11,109,829       30,535,004
                                                  ------------     ------------     ------------     ------------
 Net increase (decrease) in net assets from
  operations ..................................      9,893,253       15,460,485       13,276,287       28,676,518
                                                  ------------     ------------     ------------     ------------
Contractowners Transactions:
 Contributions and Transfers: .................
  Payments received from contractowners .......     23,311,992       42,401,814       60,720,555       81,013,224
  Transfers between funds including
   guaranteed interest account, net ...........      5,667,087       18,516,595       14,965,209       43,176,732
  Transfers for contract benefits and
   terminations ...............................     (4,581,575)      (2,171,301)      (9,238,200)      (4,561,757)
  Contract maintenance charges ................       (856,159)        (251,955)      (1,640,288)        (483,706)
                                                  ------------     ------------     ------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions .................     23,541,345       58,495,153       64,807,276      119,144,493
                                                  ------------     ------------     ------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 ....         82,345           66,907           55,663           51,670
                                                  ------------     ------------     ------------     ------------
Increase (Decrease) in Net Assets .............     33,516,943       74,022,545       78,139,226      147,872,681
Net Assets -- Beginning of Period .............    102,252,414       28,229,869      197,135,492       49,262,811
                                                  ------------     ------------     ------------     ------------
Net Assets -- End of Period ...................   $135,769,357     $102,252,414     $275,274,718     $197,135,492
                                                  ============     ============     ============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued .................................          4,561            8,370           13,069           17,780
 Units Redeemed ...............................         (2,038)          (1,492)          (6,525)          (2,542)
                                                  ------------     ------------     ------------     ------------
 Net Increase (Decrease) ......................          2,253            6,878            6,544           15,238
                                                  ============     ============     ============     ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                   AXA Premier VIP Small/Mid Cap
                                                AXA Premier VIP Large Cap Value               Growth
                                               --------------------------------- ---------------------------------
                                                     2004             2003             2004             2003
                                               ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ................  $  14,453,501     $  1,787,186    $     420,844     $    673,867
 Net realized gain (loss) on investments .....      9,160,474         (692,054)       9,801,839         (237,398)
 Change in unrealized appreciation
  (depreciation) of investments ..............     12,104,794       33,896,291       20,914,849       45,055,182
                                                -------------     ------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations .................................     35,718,769       34,991,423       31,137,532       45,491,651
                                                -------------     ------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers: ................
  Payments received from contractowners ......     73,070,891       80,654,504       74,577,288      100,358,681
  Transfers between funds including
   guaranteed interest account, net ..........     39,223,367       40,672,785        7,547,504       55,224,071
  Transfers for contract benefits and
   terminations ..............................    (11,056,605)      (3,962,869)     (11,462,810)      (5,394,208)
  Contract maintenance charges ...............     (1,836,940)        (493,715)      (2,032,153)        (545,306)
                                                -------------     ------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ................     99,400,713      116,870,705       68,629,829      149,643,238
                                                -------------     ------------    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49....         55,880           45,640           48,432           55,036
                                                -------------     ------------    -------------     ------------
Increase (Decrease) in Net Assets ............    135,175,362      151,907,768       99,815,793      195,189,925
Net Assets -- Beginning of Period ............    207,077,260       55,169,492      246,795,941       51,606,016
                                                -------------     ------------    -------------     ------------
Net Assets -- End of Period ..................  $ 342,252,622     $207,077,260    $ 346,611,734     $246,795,941
                                                =============     ============    =============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ................................         15,309           15,207           15,616           24,245
 Units Redeemed ..............................         (6,306)          (1,942)          (8,812)          (3,889)
                                                -------------     ------------    -------------     ------------
 Net Increase (Decrease) .....................          9,003           13,265            6,804           20,356
                                                =============     ============    =============     ============


                                                 AXA Premier VIP Small/Mid Cap
                                                             Value                AXA Premier VIP Technology (c)
                                               --------------------------------- --------------------------------
                                                     2004             2003             2004             2003
                                               ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ................  $   7,698,635     $ (1,139,246)    $   (806,120)    $ 1,138,527
 Net realized gain (loss) on investments .....     15,646,851          (31,765)       2,886,465       1,810,194
 Change in unrealized appreciation
  (depreciation) of investments ..............     16,091,755       44,495,404       13,689,601       9,350,905
                                                -------------     ------------     ------------     -----------
 Net increase (decrease) in net assets from
  operations .................................     39,437,241       43,324,393       15,769,946      12,299,626
                                                -------------     ------------     ------------     -----------
Contractowners Transactions:
 Contributions and Transfers: ................
  Payments received from contractowners ......     79,666,269       90,244,709       35,885,538      27,193,006
  Transfers between funds including
   guaranteed interest account, net ..........     29,551,735       41,875,316      117,668,968      15,628,585
  Transfers for contract benefits and
   terminations ..............................    (12,021,413)      (4,753,240)      (6,905,286)       (911,573)
  Contract maintenance charges ...............     (1,953,510)        (472,272)        (969,510)       (115,867)
                                                -------------     ------------     ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ................     95,243,081      126,894,513      145,679,710      41,794,151
                                                -------------     ------------     ------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49....         36,399           47,417           59,021          60,382
                                                -------------     ------------     ------------     -----------
Increase (Decrease) in Net Assets ............    134,716,721      170,266,323      161,508,677      54,154,159
Net Assets -- Beginning of Period ............    218,475,605       48,209,282       67,252,264      13,098,105
                                                -------------     ------------     ------------     -----------
Net Assets -- End of Period ..................  $ 353,192,326     $218,475,605     $228,760,941     $67,252,264
                                                =============     ============     ============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ................................         15,835           17,412           26,000           8,989
 Units Redeemed ..............................         (7,157)          (2,605)          (9,085)         (3,703)
                                                -------------     ------------     ------------     -----------
 Net Increase (Decrease) .....................          8,678           14,807           16,915           5,286
                                                =============     ============     ============     ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/Alliance Common Stock         EQ/Alliance Growth and Income
                                                   ----------------------------------- ---------------------------------
                                                          2004              2003             2004             2003
                                                   ------------------ ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (3,685,463)   $    (597,284)   $   1,243,577     $    596,784
 Net realized gain (loss) on investments .........      (19,524,741)     (48,027,100)       9,370,148       (1,634,832)
 Change in unrealized appreciation
  (depreciation) of investments ..................      148,727,751      289,268,698       48,376,892       69,597,093
                                                     --------------    -------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................      125,517,547      240,644,314       58,990,617       68,559,045
                                                     --------------    -------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........      237,901,843      175,143,336      151,355,992      182,212,911
  Transfers between funds including
   guaranteed interest account, net ..............       25,868,760       48,082,355       40,509,334       82,777,186
  Transfers for contract benefits and
   terminations ..................................      (64,874,200)     (36,984,535)     (23,625,716)      (9,083,814)
  Contract maintenance charges ...................       (4,720,010)      (1,946,091)      (3,597,930)        (933,537)
                                                     --------------    -------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      194,176,393      184,295,065      164,641,680      254,972,746
                                                     --------------    -------------    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49........           76,120           48,998           49,351           39,913
                                                     --------------    -------------    -------------     ------------
Increase (Decrease) in Net Assets ................      319,770,060      424,988,377      223,681,648      323,571,704
Net Assets -- Beginning of Period ................      878,109,131      453,120,754      427,836,117      104,264,413
                                                     --------------    -------------    -------------     ------------
Net Assets -- End of Period ......................   $1,197,879,191    $ 878,109,131    $ 651,517,765     $427,836,117
                                                     ==============    =============    =============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           21,150            2,761           18,100           14,463
 Units Redeemed ..................................           (3,430)            (662)          (5,612)          (2,463)
                                                     --------------    -------------    -------------     ------------
 Net Increase (Decrease) .........................           17,720            2,099           12,488           12,000
                                                     ==============    =============    =============     ============


                                                       EQ/Alliance Intermediate
                                                         Government Securities        EQ/Alliance International (a)
                                                   --------------------------------- --------------------------------
                                                         2004             2003             2004             2003
                                                   ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   5,443,983    $   8,598,475    $   2,055,462    $  1,293,534
 Net realized gain (loss) on investments .........     (1,789,176)        (679,994)       8,692,293       7,472,860
 Change in unrealized appreciation
  (depreciation) of investments ..................     (2,195,726)      (6,139,392)      39,065,655      38,418,067
                                                    -------------    -------------    -------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................      1,459,081        1,779,089       49,813,410      47,184,461
                                                    -------------    -------------    -------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     55,889,036      148,583,950       84,893,424      62,435,264
  Transfers between funds including
   guaranteed interest account, net ..............    (19,283,175)      20,952,666       18,639,349     101,034,718
  Transfers for contract benefits and
   terminations ..................................    (24,038,279)     (25,759,248)     (13,441,034)     (6,141,321)
  Contract maintenance charges ...................     (1,952,085)        (884,569)      (1,657,314)       (481,757)
                                                    -------------    -------------    -------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     10,615,497      142,892,799       88,434,425     156,846,904
                                                    -------------    -------------    -------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49........         47,559           49,733           51,608          25,376
                                                    -------------    -------------    -------------    ------------
Increase (Decrease) in Net Assets ................     12,122,137      144,721,621      138,299,443     204,056,741
Net Assets -- Beginning of Period ................    328,236,418      183,514,797      233,194,562      29,137,821
                                                    -------------    -------------    -------------    ------------
Net Assets -- End of Period ......................  $ 340,358,555    $ 328,236,418    $ 371,494,005    $233,194,562
                                                    =============    =============    =============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         10,961           19,572           17,212          48,871
 Units Redeemed ..................................         (8,648)         (11,646)          (9,590)        (31,755)
                                                    -------------    -------------    -------------    ------------
 Net Increase (Decrease) .........................          2,313            7,926            7,622          17,116
                                                    =============    =============    =============    ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                      EQ/Alliance Premier Growth         EQ/Alliance Quality Bond
                                                   --------------------------------- ---------------------------------
                                                         2004             2003             2004             2003
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (4,835,377)   $  (4,101,000)   $   7,474,068    $   3,378,979
 Net realized gain (loss) on investments .........    (23,216,807)     (34,752,480)       1,182,354        1,207,522
 Change in unrealized appreciation
  (depreciation) of investments ..................     49,959,591       93,606,976       (2,399,961)      (1,284,049)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     21,907,407       54,753,496        6,256,461        3,302,452
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     32,658,973       59,559,210       67,007,398      138,174,936
  Transfers between funds including
   guaranteed interest account, net ..............    (12,036,103)      (1,589,373)      (1,567,202)      38,499,682
  Transfers for contract benefits and
   terminations ..................................    (18,798,982)     (16,915,100)     (17,731,063)     (11,010,410)
  Contract maintenance charges ...................     (1,359,958)        (736,254)      (1,964,345)        (605,600)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................        463,930       40,318,483       45,744,788      165,058,608
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         60,658           30,574           60,303           42,140
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     22,431,995       95,102,553       52,061,552      168,403,200
Net Assets -- Beginning of Period ................    328,133,534      233,030,981      258,111,020       89,707,820
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 350,565,529    $ 328,133,534    $ 310,172,572    $ 258,111,020
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          9,621           19,558           10,638           15,222
 Units Redeemed ..................................        (11,311)         (12,045)          (6,005)          (4,320)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         (1,690)           7,513            4,633           10,902
                                                    =============    =============    =============    =============


                                                     EQ/Alliance Small Cap Growth      EQ/Bernstein Diversified Value
                                                   --------------------------------- ----------------------------------
                                                         2004             2003              2004              2003
                                                   ---------------- ---------------- ------------------ ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (5,048,783)   $  (3,389,052)    $      456,032    $   1,606,295
 Net realized gain (loss) on investments .........      2,910,528       (4,773,748)        19,193,659       (1,296,532)
 Change in unrealized appreciation
  (depreciation) of investments ..................     45,577,615       89,563,205        108,422,137      161,693,823
                                                    -------------    -------------     --------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     43,439,360       81,400,405        128,071,828      162,003,586
                                                    -------------    -------------     --------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     60,077,310       79,803,131        238,618,340      296,265,597
  Transfers between funds including
   guaranteed interest account, net ..............    (15,426,982)      24,528,284         64,694,988      106,366,797
  Transfers for contract benefits and
   terminations ..................................    (19,285,304)     (11,908,755)       (54,310,692)     (28,132,698)
  Contract maintenance charges ...................     (1,842,288)        (751,079)        (6,294,410)      (2,036,155)
                                                    -------------    -------------     --------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     23,522,736       91,671,581        242,708,226      372,463,541
                                                    -------------    -------------     --------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         57,326           41,093             34,389           43,996
                                                    -------------    -------------     --------------    -------------
Increase (Decrease) in Net Assets ................     67,019,422      173,113,079        370,814,443      534,511,123
Net Assets -- Beginning of Period ................    334,210,855      161,097,776        907,922,995      373,411,872
                                                    -------------    -------------     --------------    -------------
Net Assets -- End of Period ......................  $ 401,230,277    $ 334,210,855     $1,278,737,438    $ 907,922,995
                                                    =============    =============     ==============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         10,387           39,271             35,171           42,136
 Units Redeemed ..................................         (7,811)         (31,106)           (14,333)          (8,159)
                                                    -------------    -------------     --------------    -------------
 Net Increase (Decrease) .........................          2,576            8,165             20,838           33,977
                                                    =============    =============     ==============    =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                   EQ/Calvert Socially Responsible    EQ/Capital Guardian Growth
                                                   ------------------------------- ---------------------------------
                                                         2004            2003            2004             2003
                                                   --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  (377,153)    $  (164,879)   $  (2,180,260)   $  (2,899,990)
 Net realized gain (loss) on investments .........       736,591          19,245       (9,383,756)     (20,913,527)
 Change in unrealized appreciation
  (depreciation) of investments ..................       372,522       3,166,642       20,593,789       69,278,542
                                                     -----------     -----------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................       731,960       3,021,008        9,029,773       45,465,025
                                                     -----------     -----------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     8,948,670      11,341,756       12,980,134       36,307,515
  Transfers between funds including
   guaranteed interest account, net ..............     1,154,923       3,598,504      (14,084,594)      (6,323,694)
  Transfers for contract benefits and
   terminations ..................................      (878,555)       (566,919)     (16,817,334)     (14,644,139)
  Contract maintenance charges ...................      (170,210)        (32,156)      (1,104,693)        (799,156)
                                                     -----------     -----------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     9,054,828      14,341,185      (19,026,487)      14,540,526
                                                     -----------     -----------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        94,425          65,543           75,090           39,129
                                                     -----------     -----------    -------------    -------------
Increase (Decrease) in Net Assets ................     9,881,213      17,427,736       (9,921,624)      60,044,680
Net Assets -- Beginning of Period ................    22,034,408       4,606,672      255,042,767      194,998,087
                                                     -----------     -----------    -------------    -------------
Net Assets -- End of Period ......................   $31,915,621     $22,034,408    $ 245,121,143    $ 255,042,767
                                                     ===========     ===========    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         1,722           2,457            3,322            7,046
 Units Redeemed ..................................          (822)           (432)          (4,956)          (5,580)
                                                     -----------     -----------    -------------    -------------
 Net Increase (Decrease) .........................           900           2,025           (1,634)           1,466
                                                     ===========     ===========    =============    =============


                                                   EQ/Capital Guardian International   EQ/Capital Guardian Research
                                                   --------------------------------- ---------------------------------
                                                         2004             2003             2004             2003
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $     825,831    $     185,804    $  (4,697,184)   $  (4,090,272)
 Net realized gain (loss) on investments .........      2,805,403          726,008       10,271,641       (5,274,563)
 Change in unrealized appreciation
  (depreciation) of investments ..................     51,810,215       62,294,993       52,195,696      123,305,047
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     55,441,449       63,206,805       57,770,153      113,940,212
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    138,317,878      103,612,293      104,101,186      115,443,470
  Transfers between funds including
   guaranteed interest account, net ..............     46,488,671       53,327,805        8,096,122       33,336,578
  Transfers for contract benefits and
   terminations ..................................    (17,849,918)     (10,566,998)     (35,170,191)     (22,822,408)
  Contract maintenance charges ...................     (2,283,362)        (570,198)      (2,955,742)      (1,341,709)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    164,673,269      145,802,902       74,071,375      124,615,931
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         55,864           30,731           58,784            7,434
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    220,170,582      209,040,438      131,900,312      238,563,577
Net Assets -- Beginning of Period ................    324,214,080      115,173,642      562,889,000      324,325,423
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 544,384,662    $ 324,214,080    $ 694,789,312    $ 562,889,000
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         26,042           37,305           16,908           21,389
 Units Redeemed ..................................        (10,702)         (19,123)         (10,173)          (7,585)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         15,340           18,182            6,735           13,804
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Capital                        EQ/Emerging
                                                         Guardian U.S. Equity                 Markets Equity
                                                   --------------------------------- ---------------------------------
                                                         2004             2003             2004             2003
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (6,243,900)   $  (3,691,773)    $ (1,446,158)    $   (332,111)
 Net realized gain (loss) on investments .........      9,599,830       (3,171,987)      16,356,042         (441,399)
 Change in unrealized appreciation
  (depreciation) of investments ..................     53,423,505      116,863,155       31,991,412       43,470,993
                                                    -------------    -------------     ------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................     56,779,435      109,999,395       46,901,296       42,697,483
                                                    -------------    -------------     ------------     ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    183,183,498      204,829,544       69,533,375       37,927,558
  Transfers between funds including
   guaranteed interest account, net ..............     40,689,780       94,094,623       26,633,625       29,826,443
  Transfers for contract benefits and
   terminations ..................................    (33,757,471)     (14,049,723)      (9,754,773)      (4,579,071)
  Contract maintenance charges ...................     (4,119,222)      (1,044,692)      (1,063,322)        (290,752)
                                                    -------------    -------------     ------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    185,996,585      283,829,752       85,348,905       62,884,178
                                                    -------------    -------------     ------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         53,624           34,690           39,848           23,338
                                                    -------------    -------------     ------------     ------------
Increase (Decrease) in Net Assets ................    242,829,644      393,863,837      132,290,049      105,604,999
Net Assets -- Beginning of Period ................    583,374,297      189,510,460      164,200,906       58,595,907
                                                    -------------    -------------     ------------     ------------
Net Assets -- End of Period ......................  $ 826,203,941    $ 583,374,297     $296,490,955     $164,200,906
                                                    =============    =============     ============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         29,318           37,349           24,627           20,842
 Units Redeemed ..................................        (12,140)          (5,404)         (17,093)         (12,421)
                                                    -------------    -------------     ------------     ------------
 Net Increase (Decrease) .........................         17,178           31,945            7,534            8,421
                                                    =============    =============     ============     ============


                                                    EQ/Enterprise     EQ/Enterprise     EQ/Enterprise       EQ/Enterprise
                                                      Equity (d)    Equity Income (d)     Growth (d)    Growth and Income (d)
                                                   --------------- ------------------- --------------- ----------------------
                                                         2004              2004              2004               2004
                                                   --------------- ------------------- --------------- ----------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (4,456)       $   109,195       $     (705)         $   13,322
 Net realized gain (loss) on investments .........        8,343              3,136            2,240               1,907
 Change in unrealized appreciation
  (depreciation) of investments ..................       74,904            175,301           43,847              49,197
                                                     ----------        -----------       ----------          ----------
 Net increase (decrease) in net assets from
  operations .....................................       78,791            287,632           45,382              64,426
                                                     ----------        -----------       ----------          ----------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    2,146,039          3,233,630        1,057,585           1,015,141
  Transfers between funds including
   guaranteed interest account, net ..............    2,234,849         13,425,408          893,794           1,227,736
  Transfers for contract benefits and
   terminations ..................................       (8,772)           (47,012)            (220)             (1,581)
  Contract maintenance charges ...................       (2,493)            (3,100)          (1,159)               (216)
                                                     ----------        -----------       ----------          ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    4,369,623         16,608,927        1,949,999           2,241,080
                                                     ----------        -----------       ----------          ----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        4,312            112,508          102,702               2,879
                                                     ----------        -----------       ----------          ----------
Increase (Decrease) in Net Assets ................    4,452,726         17,009,066        2,098,084           2,308,385
Net Assets -- Beginning of Period ................           --                 --               --                  --
                                                     ----------        -----------       ----------          ----------
Net Assets -- End of Period ......................   $4,452,726        $17,009,066       $2,098,084          $2,308,385
                                                     ==========        ===========       ==========          ==========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          302              3,157              470                 489
 Units Redeemed ..................................          (37)              (153)             (19)                (40)
                                                     ----------        -----------       ----------          ----------
 Net Increase (Decrease) .........................          265              3,004              451                 449
                                                     ==========        ===========       ==========          ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                    EQ/Enterprise   EQ/Enterprise
                                                    Small Company   Small Company
                                                      Growth (d)      Value (d)             EQ/Equity 500 Index
                                                   --------------- --------------- -------------------------------------
                                                         2004            2004             2004               2003
                                                   --------------- --------------- ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (3,165)     $    (3,826)    $    1,291,994     $      610,806
 Net realized gain (loss) on investments .........       45,936          293,855          7,559,886        (16,045,906)
 Change in unrealized appreciation
  (depreciation) of investments ..................       61,580          278,469        104,623,711        220,736,897
                                                     ----------      -----------     --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................      104,351          568,498        113,475,591        205,301,797
                                                     ----------      -----------     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    1,046,319        4,802,357        249,642,346        345,658,049
  Transfers between funds including
   guaranteed interest account, net ..............    1,789,945       12,553,512         19,315,161         98,028,779
  Transfers for contract benefits and
   terminations ..................................         (980)         (39,354)       (70,651,199)       (41,942,572)
  Contract maintenance charges ...................         (799)          (3,123)        (7,100,588)        (2,616,271)
                                                     ----------      -----------     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    2,834,485       17,313,392        191,205,720        399,127,985
                                                     ----------      -----------     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        3,043           12,971             35,471             31,240
                                                     ----------      -----------     --------------     --------------
Increase (Decrease) in Net Assets ................    2,941,879       17,894,861        304,716,782        604,461,022
Net Assets -- Beginning of Period ................           --               --      1,166,576,988        562,115,966
                                                     ----------      -----------     --------------     --------------
Net Assets -- End of Period ......................   $2,941,879      $17,894,861     $1,471,293,770     $1,166,576,988
                                                     ==========      ===========     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          477              842             31,072             29,226
 Units Redeemed ..................................          (89)             (45)           (13,748)            (9,045)
                                                     ----------      -----------     --------------     --------------
 Net Increase (Decrease) .........................          388              797             17,324             20,181
                                                     ==========      ===========     ==============     ==============


                                                          EQ/Evergreen Omega                  EQ/FI Mid Cap
                                                   -------------------------------- ---------------------------------
                                                         2004             2003            2004             2003
                                                   ---------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $ (1,175,890)   $   (509,282)   $   6,678,034    $  (3,816,135)
 Net realized gain (loss) on investments .........      3,590,986        (143,849)      37,281,726       (1,863,134)
 Change in unrealized appreciation
  (depreciation) of investments ..................      5,326,163      12,192,305       46,346,933      110,251,128
                                                     ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................      7,741,259      11,539,174       90,306,693      104,571,859
                                                     ------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     50,260,568      33,289,881      161,942,654      184,194,346
  Transfers between funds including
   guaranteed interest account, net ..............     11,867,844      22,079,383       33,945,189       76,648,420
  Transfers for contract benefits and
   terminations ..................................     (4,791,530)     (1,357,968)     (24,646,753)     (10,612,699)
  Contract maintenance charges ...................       (670,057)       (124,516)      (3,658,146)        (833,547)
                                                     ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     56,666,825      53,886,780      167,582,944      249,396,520
                                                     ------------    ------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         41,462          50,041           40,937           40,741
                                                     ------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ................     64,449,546      65,475,995      257,930,574      354,009,120
Net Assets -- Beginning of Period ................     79,164,922      13,688,927      483,405,790      129,396,670
                                                     ------------    ------------    -------------    -------------
Net Assets -- End of Period ......................   $143,614,468    $ 79,164,922    $ 741,336,364    $ 483,405,790
                                                     ============    ============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          9,740           8,602           27,029           36,589
 Units Redeemed ..................................         (3,939)         (1,042)         (11,973)          (5,866)
                                                     ------------    ------------    -------------    -------------
 Net Increase (Decrease) .........................          5,801           7,560           15,056           30,723
                                                     ============    ============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       EQ/FI Small/Mid Cap Value          EQ/J.P. Morgan Core Bond
                                                   --------------------------------- -----------------------------------
                                                         2004             2003              2004              2003
                                                   ---------------- ---------------- ------------------ ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   6,530,413    $  (2,705,424)    $   27,468,022    $  19,574,227
 Net realized gain (loss) on investments .........     41,907,930       (1,600,306)         6,022,066        6,836,665
 Change in unrealized appreciation
  (depreciation) of investments ..................     37,064,059       95,424,357         (7,850,327)     (12,608,630)
                                                    -------------    -------------     --------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     85,502,402       91,118,627         25,639,761       13,802,262
                                                    -------------    -------------     --------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    122,517,718      141,711,337        171,439,660      324,982,541
  Transfers between funds including
   guaranteed interest account, net ..............     27,676,075       48,566,357        (21,011,758)      13,098,656
  Transfers for contract benefits and
   terminations ..................................    (25,152,089)     (12,658,043)       (70,175,152)     (63,323,380)
  Contract maintenance charges ...................     (3,249,526)      (1,089,532)        (5,070,136)      (2,263,132)
                                                    -------------    -------------     --------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    121,792,178      176,530,119         75,182,614      272,494,685
                                                    -------------    -------------     --------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         50,159           43,753             42,215           53,435
                                                    -------------    -------------     --------------    -------------
Increase (Decrease) in Net Assets ................    207,344,739      267,692,499        100,864,590      286,350,382
Net Assets -- Beginning of Period ................    441,655,996      173,963,497        963,640,244      677,289,862
                                                    -------------    -------------     --------------    -------------
Net Assets -- End of Period ......................  $ 649,000,735    $ 441,655,996     $1,064,504,834    $ 963,640,244
                                                    =============    =============     ==============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         19,456           22,526             30,368           44,362
 Units Redeemed ..................................         (9,069)          (5,221)           (21,703)         (23,815)
                                                    -------------    -------------     --------------    -------------
 Net Increase (Decrease) .........................         10,387           17,305              8,665           20,547
                                                    =============    =============     ==============    =============


                                                       EQ/Janus Large Cap Growth     EQ/JP Morgan Value Opportunities
                                                   --------------------------------- ---------------------------------
                                                         2004             2003             2004             2003
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (2,058,980)    $ (1,740,020)   $    (609,119)   $      (9,354)
 Net realized gain (loss) on investments .........     (2,177,565)      (7,048,500)         846,840      (11,899,008)
 Change in unrealized appreciation
  (depreciation) of investments ..................     22,307,352       35,099,859       42,080,496      105,393,333
                                                    -------------     ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     18,070,807       26,311,339       42,318,217       93,484,971
                                                    -------------     ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     30,347,677       45,309,515       27,947,101       64,167,189
  Transfers between funds including
   guaranteed interest account, net ..............        656,687        7,085,103       (3,513,613)      (9,847,338)
  Transfers for contract benefits and
   terminations ..................................    (10,026,646)      (6,244,518)     (37,326,732)     (26,172,237)
  Contract maintenance charges ...................       (950,415)        (359,825)      (1,991,717)      (1,242,963)
                                                    -------------     ------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     20,027,303       45,790,275      (14,884,961)      26,904,651
                                                    -------------     ------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         48,834           25,884           56,866           42,964
                                                    -------------     ------------    -------------    -------------
Increase (Decrease) in Net Assets ................     38,146,944       72,127,498       27,490,122      120,432,586
Net Assets -- Beginning of Period ................    156,736,700       84,609,202      472,150,956      351,718,370
                                                    -------------     ------------    -------------    -------------
Net Assets -- End of Period ......................  $ 194,883,644     $156,736,700    $ 499,641,078    $ 472,150,956
                                                    =============     ============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          7,912           15,381            6,040           10,810
 Units Redeemed ..................................         (6,278)          (6,009)          (7,143)          (8,115)
                                                    -------------     ------------    -------------    -------------
 Net Increase (Decrease) .........................          1,634            9,372           (1,103)           2,695
                                                    =============     ============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       EQ/Lazard Small Cap Value              EQ/Marsico Focus
                                                   --------------------------------- ----------------------------------
                                                         2004             2003              2004             2003
                                                   ---------------- ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  31,526,551    $  (1,204,923)    $ (10,777,877)   $  (4,967,673)
 Net realized gain (loss) on investments .........     50,470,873        2,538,989        10,889,884           10,404
 Change in unrealized appreciation
  (depreciation) of investments ..................     19,683,165      119,510,601        77,330,467       95,220,685
                                                    -------------    -------------     -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................    101,680,589      120,844,667        77,442,474       90,263,416
                                                    -------------    -------------     -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    161,666,555      164,051,714       217,917,411      309,566,912
  Transfers between funds including
   guaranteed interest account, net ..............     33,478,508       49,402,438        25,088,217      143,130,631
  Transfers for contract benefits and
   terminations ..................................    (31,083,398)     (17,130,018)      (30,056,608)     (12,742,847)
  Contract maintenance charges ...................     (3,697,279)      (1,236,421)       (5,313,326)      (1,222,513)
                                                    -------------    -------------     -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    160,364,386      195,087,713       207,635,694      438,732,183
                                                    -------------    -------------     -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         51,197           55,746            32,507           26,058
                                                    -------------    -------------     -------------    -------------
Increase (Decrease) in Net Assets ................    262,096,172      315,988,126       285,110,675      529,021,657
Net Assets -- Beginning of Period ................    550,185,170      234,197,044       646,040,887      117,019,230
                                                    -------------    -------------     -------------    -------------
Net Assets -- End of Period ......................  $ 812,281,342    $ 550,185,170     $ 931,151,562    $ 646,040,887
                                                    =============    =============     =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         23,682           22,826            32,471           43,185
 Units Redeemed ..................................        (10,177)          (6,429)          (13,406)          (4,242)
                                                    -------------    -------------     -------------    -------------
 Net Increase (Decrease) .........................         13,505           16,397            19,065           38,943
                                                    =============    =============     =============    =============


                                                     EQ/Mercury Basic Value Equity    EQ/Mercury International Value
                                                   --------------------------------- ---------------------------------
                                                         2004             2003             2004             2003
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   5,527,966    $  (2,197,718)   $   1,252,660    $   3,500,815
 Net realized gain (loss) on investments .........     27,500,618         (976,301)       1,169,719      (10,579,192)
 Change in unrealized appreciation
  (depreciation) of investments ..................     21,435,828       93,359,178       85,644,793       93,663,942
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     54,464,412       90,185,159       88,067,172       86,585,565
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    159,516,216      145,830,527       66,967,243       92,221,483
  Transfers between funds including
   guaranteed interest account, net ..............     50,618,863       62,178,557       21,112,702       (2,157,452)
  Transfers for contract benefits and
   terminations ..................................    (26,561,862)     (13,629,472)     (32,650,729)     (18,189,312)
  Contract maintenance charges ...................     (3,406,789)      (1,054,846)      (2,218,766)      (1,097,049)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    180,166,428      193,324,766       53,210,450       70,777,670
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         40,764           44,426           71,657           39,757
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    234,671,604      283,554,351      141,349,279      157,402,992
Net Assets -- Beginning of Period ................    466,887,123      183,332,772      416,239,158      258,836,166
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 701,558,727    $ 466,887,123    $ 557,588,437    $ 416,239,158
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         21,295           16,221           12,913           26,693
 Units Redeemed ..................................         (6,642)          (3,335)          (8,408)         (20,291)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         14,653           12,886            4,505            6,402
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                   EQ/MFS Emerging Growth Companies       EQ/MFS Investors Trust
                                                   --------------------------------- ---------------------------------
                                                         2004             2003             2004             2003
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (3,699,564)   $  (3,151,704)   $  (2,441,989)   $  (1,641,316)
 Net realized gain (loss) on investments .........    (11,266,283)     (22,176,729)      (3,548,954)      (7,187,750)
 Change in unrealized appreciation
  (depreciation) of investments ..................     41,670,003       77,639,425       32,243,648       49,526,331
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     26,704,156       52,310,992       26,252,705       40,697,265
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     22,699,771       29,079,191       28,305,231       49,574,151
  Transfers between funds including
   guaranteed interest account, net ..............    (11,788,505)      (3,233,324)      (7,241,165)      21,168,142
  Transfers for contract benefits and
   terminations ..................................    (16,238,505)     (14,311,383)     (17,571,504)     (12,973,774)
  Contract maintenance charges ...................       (974,756)        (655,279)      (1,208,799)        (514,480)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     (6,301,995)      10,879,205        2,283,763       57,254,039
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         60,283           37,307           37,052           34,055
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     20,462,444       63,227,504       28,573,520       97,985,359
Net Assets -- Beginning of Period ................    252,331,531      189,104,027      267,079,823      169,094,464
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 272,793,975    $ 252,331,531    $ 295,653,343    $ 267,079,823
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          4,504            7,859            6,276           12,458
 Units Redeemed ..................................         (4,858)          (6,907)          (6,580)          (4,706)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................           (354)             952             (304)           7,752
                                                    =============    =============    =============    =============


                                                             EQ/Money Market                EQ/Small Company Index
                                                   ----------------------------------- ---------------------------------
                                                          2004              2003             2004             2003
                                                   ----------------- ----------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (4,104,232)  $    (6,345,741)  $   3,075,874     $ (1,442,046)
 Net realized gain (loss) on investments .........       (1,016,291)       (4,616,816)     22,777,857         (568,509)
 Change in unrealized appreciation
  (depreciation) of investments ..................        1,176,803         4,701,099      18,752,177       54,420,650
                                                    ---------------   ---------------   -------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................       (3,943,720)       (6,261,458)     44,605,908       52,410,095
                                                    ---------------   ---------------   -------------     ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........      326,363,306       501,932,442      73,075,568       77,910,036
  Transfers between funds including
   guaranteed interest account, net ..............     (303,851,718)     (485,896,258)      1,686,586       44,078,993
  Transfers for contract benefits and
   terminations ..................................     (130,065,474)     (172,298,848)    (13,499,828)      (5,785,341)
  Contract maintenance charges ...................       (1,959,180)       (1,373,126)     (1,726,493)        (478,317)
                                                    ---------------   ---------------   -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     (109,513,066)     (157,635,790)     59,535,833      115,725,371
                                                    ---------------   ---------------   -------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           45,033            50,937          54,780           34,116
                                                    ---------------   ---------------   -------------     ------------
Increase (Decrease) in Net Assets ................     (113,411,753)     (163,846,311)    104,196,521      168,169,582
Net Assets -- Beginning of Period ................      587,939,845       751,786,156     240,254,902       72,085,320
                                                    ---------------   ---------------   -------------     ------------
Net Assets -- End of Period ......................  $   474,528,092   $   587,939,845   $ 344,451,423     $240,254,902
                                                    ===============   ===============   =============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           64,429            68,003          14,932           13,765
 Units Redeemed ..................................          (64,225)          (72,741)         (9,659)          (2,633)
                                                    ---------------   ---------------   -------------     ------------
 Net Increase (Decrease) .........................              204            (4,738)          5,273           11,132
                                                    ===============   ===============   =============     ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                     EQ/Wells Fargo Montgomery    Laudus Rosenberg VIT Value
                                                           Small Cap (d)             Long/Short Equity (b)
                                                   ----------------------------- -----------------------------
                                                        2004           2004          2003           2004
                                                   ------------- --------------- ------------ ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................        (253)    $  (265,783)   $  (1,406)    $     58,829
 Net realized gain (loss) on investments .........          --          41,986           21          828,025
 Change in unrealized appreciation
  (depreciation) of investments ..................     440,822         473,309       (9,541)      17,793,045
                                                       -------     -----------    ---------     ------------
 Net increase (decrease) in net assets from
  operations .....................................     440,569         249,512      (10,926)      18,679,899
                                                       -------     -----------    ---------     ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     228,280      22,179,837      970,070       60,356,043
  Transfers between funds including
   guaranteed interest account, net ..............      43,871      16,991,875       10,559       52,637,007
  Transfers for contract benefits and
   terminations ..................................        (629)       (533,757)      (3,582)      (1,609,240)
  Contract maintenance charges ...................          --         (74,438)          --         (149,898)
                                                       -------     -----------    ---------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     271,522      38,563,517      977,047      111,233,912
                                                       -------     -----------    ---------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......   3,000,253          63,954        1,405           58,578
                                                     ---------     -----------    ---------     ------------
Increase (Decrease) in Net Assets ................   3,712,344      38,876,983      967,526      129,972,389
Net Assets -- Beginning of Period ................          --         967,526           --        2,060,885
                                                     ---------     -----------    ---------     ------------
Net Assets -- End of Period ......................   3,712,344     $39,844,509    $ 967,526     $132,033,274
                                                     =========     ===========    =========     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          --           4,923           95           11,275
 Units Redeemed ..................................          --          (1,150)          --           (2,041)
                                                     ---------     -----------    ---------     ------------
 Net Increase (Decrease) .........................          --           3,773           95            9,234
                                                     =========     ===========    =========     ============


                                                    U.S. Real Estate -- Class II (b)
                                                   ----------------------------------
                                                                  2003
                                                   ----------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................             $   (2,617)
 Net realized gain (loss) on investments .........                    703
 Change in unrealized appreciation
  (depreciation) of investments ..................                 50,555
                                                               ----------
 Net increase (decrease) in net assets from
  operations .....................................                 48,641
                                                               ----------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........              1,928,600
  Transfers between funds including
   guaranteed interest account, net ..............                 81,369
  Transfers for contract benefits and
   terminations ..................................                   (342)
  Contract maintenance charges ...................                     --
                                                               ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................              2,009,627
                                                               ----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......                  2,617
                                                               ----------
Increase (Decrease) in Net Assets ................              2,060,885
Net Assets -- Beginning of Period ................                     --
                                                               ----------
Net Assets -- End of Period ......................             $2,060,885
                                                               ==========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................                    188
 Units Redeemed ..................................                     --
                                                               ----------
 Net Increase (Decrease) .........................                    188
                                                               ==========

-------
(a) A substitution of EQ/International Equity Index for EQ/Alliance International occurred on May 2, 2003 (See Note 5).
(b) Commenced operations on September 22, 2003.
(c) A substitution of EQ/Technology Portfolio for AXA Premier VIP Technology occurred on May 14, 2004 (see Note 5).
(d) Commenced operations on October 25, 2004.
The accompanying notes are an integral part of these financial statements.

                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements

December 31, 2004


1. Organization

AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account No. 49 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various investment trusts of EQ Advisors Trust ("EQAT"), AXA Premier VIP Trust ("VIP"), Laudus Rosenberg Variable Insurance Trust, and The Universal Institutional Funds, Inc. ("The Trusts"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts have separate investment objectives. These financial statements and notes are those of the Account.

The Account consists of 54 variable investment options:

o AXA Aggressive Allocation                         o EQ/Capital Guardian Research
o AXA Conservative Allocation                       o EQ/Capital Guardian U.S. Equity
o AXA Conservative-Plus Allocation                  o EQ/Emerging Markets Equity
o AXA Moderate Allocation(1)                        o EQ/Enterprise Equity
o AXA Moderate-Plus Allocation                      o EQ/Enterprise Equity Income
o AXA Premier VIP Aggressive Equity(2)              o EQ/Enterprise Growth
o AXA Premier VIP Core Bond                         o EQ/Enterprise Growth and Income
o AXA Premier VIP Health Care                       o EQ/Enterprise Small Company Growth
o AXA Premier VIP High Yield(3)                     o EQ/Enterprise Small Company Value
o AXA Premier VIP International Equity              o EQ/Equity 500 Index
o AXA Premier VIP Large Cap Core Equity             o EQ/Evergreen Omega
o AXA Premier VIP Large Cap Growth                  o EQ/FI Mid Cap
o AXA Premier VIP Large Cap Value                   o EQ/FI Small/Mid Cap Value
o AXA Premier VIP Small/Mid Cap Growth              o EQ/J.P. Morgan Core Bond
o AXA Premier VIP Small/Mid Cap Value               o EQ/Janus Large Cap Growth
o AXA Premier VIP Technology                        o EQ/JP Morgan Value Opportunities(4)
o EQ/Alliance Common Stock                          o EQ/Lazard Small Cap Value
o EQ/Alliance Growth and Income                     o EQ/Marsico Focus
o EQ/Alliance Intermediate Government Securities    o EQ/Mercury Basic Value Equity
o EQ/Alliance International                         o EQ/Mercury International Value(6)
o EQ/Alliance Premier Growth                        o EQ/MFS Emerging Growth Companies
o EQ/Alliance Quality Bond                          o EQ/MFS Investors Trust
o EQ/Alliance Small Cap Growth                      o EQ/Money Market
o EQ/Bernstein Diversified Value                    o EQ/Small Company Index
o EQ/Calvert Socially Responsible                   o EQ/Wells Fargo Montgomery Small Cap
o EQ/Capital Guardian Growth(5)                     o Laudus Rosenberg VIT Value Long/Short Equity(7)
o EQ/Capital Guardian International                 o U.S. Real Estate -- Class II

----------

 (1) Formerly known as EQ/Balanced.
 (2) Formerly known as EQ/Aggressive Stock.
 (3) Formerly known as EQ/High Yield.
 (4) Formerly known as EQ/Putnam Growth and Income Value.
 (5) Formerly known as EQ/Putnam Voyager.
 (6) Formerly known as EQ/Putnam International Equity.
 (7) Formerly known as AXA Rosenberg VIT Value Long/Short Equity.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator Advisor, Accumulator Express, Accumulator and Rollover IRA issued before May 1, 1997, Accumulator issued after April 1, 2002, Accumulator issued after May 1,


                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2004


1. Organization (Concluded)

   1997, Accumulator issued after March 1, 2000, Accumulators Elite, Plus and Select, Accumulator Elite II, Accumulator Select II and deferred variable annuities which combine the Portfolios in the Account with guaranteed fixed rate options. Accumulators issued after May 1, 1997, March 1, 2000, April 1, 2002 and September 15, 2003, Accumulator Select, Accumulator Select II, Accumulator Plus, and Accumulator Elite are offered with the same variable investment options for use as a nonqualified annuity ("NQ") for after-tax contributions only, an annuity that is an investment vehicle for certain qualified plans ("QP"), an individual retirement annuity ("IRA") or a tax-sheltered annuity ("TSA"). Accumulator Express is offered with the same variable investment options for use as an NQ or IRA. Accumulator Advisor is offered with the same variable investment options for use as an NQ, QP or IRA. Accumulator Select issued after September 15, 2003 is offered with the same variable investment options for use as an NQ, IRA or TSA. The Accumulators issued after May 1, 1997, March 1, 2000, April 1, 2002 and September 15, 2003 IRA, NQ, QP and TSA, the Accumulator Select, Accumulator Elite and Elite II IRA, NQ, QP and TSA, the Accumulator Select NQ, IRA and TSA, and the Accumulator Plus IRA, NQ, QP and TSA, collectively referred to as the Contracts, are offered under group and individual variable annuity forms.

   The Account supports the operations of various AXA Equitable variable annuity products. These products are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those variable annuity products which are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel.

   The amount retained by AXA Equitable in the Account arises principally from
   (1) contributions from AXA Equitable, (2) mortality and expense charges and asset-based administration charges and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.


2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   On December 29, 2003, The American Institute of Certified Public Accountants issued Statement of Position 03-05 "Financial Highlights of Separate
   Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies" which was effective for the December 31, 2003 financial statements. Adoption of the new requirements did not have a significant impact on the Account's statement of position or results of operations.

   Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account predominately related to premiums, surrenders and death benefits.

   Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and fixed maturity option of Separate Account No.
   46. The net assets of any variable investment option may not be less than the aggregate of the Contractowner accounts allocated to that variable investment option. Additional assets


                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2004


2. Significant Accounting Policies (Concluded)

   are set aside in AXA Equitable's General Account to provide for other policy benefits, as required by state insurance law. AXA Equitable's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under Accumulator issued after April 1, 2002, Accumulator Plus, Accumulator issued after March 1, 2000, Accumulator Elite, and Accumulator Elite II. Included in Contract maintenance charges are administrative charges, if applicable, that are deducted annually under Accumulator issued after April 1, 2002, Accumulator Plus, Accumulator issued after March 1, 2000, Accumulator Select, and Accumulator Elite.

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:



                                                            Purchases         Sales
                                                        ---------------- --------------
AXA Aggressive Allocation ..........................    $  239,952,835   $ 36,113,863
AXA Conservative Allocation ........................       112,454,258     23,299,174
AXA Conservative-Plus Allocation ...................       203,707,160     20,023,816
AXA Moderate Allocation ............................     1,045,492,301     71,462,261
AXA Moderate-Plus Allocation .......................       890,746,138     18,657,027
AXA Premier VIP Aggressive Equity ..................        30,515,273     24,426,255
AXA Premier VIP Core Bond ..........................       191,868,215     99,015,070
AXA Premier VIP Health Care ........................        98,565,264     23,354,081
AXA Premier VIP High Yield .........................       308,497,198    134,611,750
AXA Premier VIP International Equity ...............       145,943,616     46,981,390
AXA Premier VIP Large Cap Core Equity ..............        42,909,525     15,128,880
AXA Premier VIP Large Cap Growth ...................        92,462,322     30,940,120
AXA Premier VIP Large Cap Value ....................       152,256,792     35,420,037
AXA Premier VIP Small/Mid Cap Growth ...............       108,225,866     38,518,575
AXA Premier VIP Small/Mid Cap Value ................       143,872,067     34,521,848
AXA Premier VIP Technology .........................       309,875,684    164,943,138
EQ/Alliance Common Stock ...........................       308,867,324    118,316,672
EQ/Alliance Growth and Income ......................       218,648,360     52,713,732
EQ/Alliance Intermediate Government Securities .....       108,686,418     92,561,865
EQ/Alliance International ..........................       155,518,915     64,977,421
EQ/Alliance Premier Growth .........................        44,585,747     48,707,420
EQ/Alliance Quality Bond ...........................       103,679,365     49,603,320
EQ/Alliance Small Cap Growth .......................        89,076,695     70,545,413
EQ/Bernstein Diversified Value .....................       326,774,262     75,461,723
EQ/Calvert Socially Responsible ....................        13,552,249      4,780,149
EQ/Capital Guardian Growth .........................        20,750,401     41,882,059
EQ/Capital Guardian International ..................       215,596,886     50,041,941
EQ/Capital Guardian Research .......................       134,201,878     64,768,990
EQ/Capital Guardian U.S. Equity ....................       237,115,691     57,309,351
EQ/Emerging Market Equity ..........................       186,058,735    102,116,141
EQ/Enterprise Equity ...............................         4,907,631        538,152
EQ/Enterprise Equity Income ........................        17,242,363        411,734
EQ/Enterprise Growth ...............................         2,117,811         65,814
EQ/Enterprise Growth and Income ....................         2,354,324         97,044
EQ/Enterprise Small Company Growth .................         3,393,172        558,809
EQ/Enterprise Small Company Value ..................        18,209,567        607,398

                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2004


3. Purchases and Sales of Investments (Concluded)


                                                         Purchases         Sales
                                                      --------------- ---------------
EQ/Equity 500 Index ..............................    $353,818,869    $161,291,396
EQ/Evergreen Omega ...............................      72,814,190      17,276,481
EQ/FI Mid Cap ....................................     247,556,158      46,293,541
EQ/FI Small/Mid Cap Value ........................     213,778,894      49,614,162
EQ/J.P. Morgan Core Bond .........................     249,168,851     143,870,606
EQ/Janus Large Cap Growth ........................      43,135,703      25,118,547
EQ/JP Morgan Value Opportunities .................      52,363,784      67,800,999
EQ/Lazard Small Cap Value ........................     291,163,235      62,368,439
EQ/Marsico Focus .................................     262,955,152      66,068,237
EQ/Mercury Basic Value Equity ....................     249,019,303      43,809,501
EQ/Mercury International Value ...................     135,311,469      80,776,702
EQ/MFS Emerging Growth Companies .................      34,376,553      44,313,723
EQ/MFS Investors Trust ...........................      39,212,444      39,362,060
EQ/Money Market ..................................     583,548,131     697,293,100
EQ/Small Company Index ...........................     147,047,077      79,240,661
EQ/Wells Fargo Montgomery Small Cap ..............       3,271,522              --
Laudus Rosenberg VIT Value Long/Short Equity .....      45,780,674       7,418,986
U.S. Real Estate - Class II ......................     121,540,402       9,683,304

4. Expenses and Related Party Transactions

   The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value and are subject to fees for investment management and advisory services and other Trust expenses. The class of shares offered by the Account ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually either 0.25% or 0.35% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of Class B shares. These fees are reflected in the net asset value of the shares.

   AXA Equitable serves as investment manager of EQAT and VIP. Charles Schwab Investment Management, Inc. serves as investment manager for the Laudus Rosenberg Variable Insurance Trust -- Laudus Rosenberg VIT Value Long/Short Equity Portfolio. Van Kampen (name under which Morgan Stanley Investment Management Inc. does business in certain situations) serves as investment manager for The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range from a low of 0.10% to high of 1.50% of average daily net assets. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12 b-1 Plans as described above.

   Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the EQ/Alliance Portfolios; EQ/Bernstein Diversified Value, EQ/Equity 500 Index, EQ/Money Market, and EQ/Small Company Index; as well as a portion of AXA Premier VIP Aggressive Equity, AXA Premier VIP High Yield, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth and AXA Premier VIP Technology. Alliance is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   Boston Advisors serves as an investment advisor for the EQ/Enterprise Equity Income Portfolio in EQAT. Boston Advisors is an indirectly wholly owned subsidiary of AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA


                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2004


4. Expenses and Related Party Transactions (Concluded)

   Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.


5. Substitutions/Reorganizations

   Substitution transactions that occurred at the dates indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.

--------------------------------------------------------------------------------
 May 14, 2004               Removed Portfolio    Surviving Portfolio
--------------------------------------------------------------------------------
                            EQ/Technology        AXA Premier VIP Technology
--------------------------------------------------------------------------------
Shares -- Class B                28,176,343               13,857,622
Value -- Class B               $114,734,274             $114,734,274
Net Assets before merger       $114,734,274             $ 76,531,898
Net Assets after merger                  --             $191,266,172
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------
 May 2, 2003                Removed Portfolio                Surviving Portfolio
---------------------------------------------------------------------------------------
                            EQ/International Equity Index    EQ/Alliance International
---------------------------------------------------------------------------------------
Shares -- Class B                 10,628,740                        10,208,338
Value -- Class B                 $75,262,126                      $ 75,262,126
Net Assets before merger         $75,262,126                      $ 44,189,284
Net Assets after merger                   --                      $119,451,410
---------------------------------------------------------------------------------------

   Reorganizations

   The EQ/Balanced Portfolio, a fund of EQAT, was merged into the AXA Moderate Allocation Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003. The effect of this is to convert the EQ/Balanced Portfolio into a "fund of funds" structure by investing in a combination of other portfolios that is selected select from 36 actively managed choices.

   The EQ/Aggressive Stock Portfolio, a fund of EQAT, was merged in the AXA Premier VIP Aggressive Equity Portfolio, a fund of VIP in a reorganization effective after the close of business on August 15, 2003. The EQ/High Yield Portfolio, a fund of EQAT, was merged into the AXA Premier VIP High Yield Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003.

                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2004


6. Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the account for the following charges:


                                                                    Asset-based                    Current     Maximum
                                                  Mortality and   Administration   Distribution   Aggregate   Aggregate
                                                  Expense Risks       Charge          Charge        Charge     Charge
                                                 --------------- ---------------- -------------- ----------- ----------
Accumulator Advisor ..........................   0.50%           --               --             0.50%       0.50%
Accumulator Express ..........................   0.70%           0.25%            --             0.95%       0.95%
Accumulator and Rollover IRA issued before
  May 1, 1997 ................................   0.90%           0.30%            --             1.20%       1.20%
Accumulator issued after April 1, 2002 .......   0.75%           0.25%            0.20%          1.20%       1.20%
Accumulator issued after
  September 15, 2003 .........................   0.75%           0.30%            0.20%          1.25%       1.25%
Accumulator issued after May 1, 1997 .........   1.10%           0.25%            --             1.35%       1.35%
Accumulator Plus .............................   0.90%           0.25%            0.25%          1.40%       1.40%
Accumulator Plus issued after
  September 15, 2003 .........................   0.90%           0.35%            0.25%          1.50%       1.50%
Accumulator issued after March 1, 2000 .......   1.10%           0.25%            0.20%          1.55%       1.55%
Accumulator Elite, Plus, Select ..............   1.10%           0.25%            0.25%          1.60%       1.60%
Accumulator Elite issued after
  September 15, 2003 .........................   1.10%           0.30%            0.25%          1.65%       1.65%
Accumulator Select issued after
  September 15, 2003 .........................   1.10%           0.25%            0.35%          1.70%       1.70%
Accumulator Elite II .........................   1.10%           0.25%            0.45%          1.80%       1.80%
Accumulator Select II ........................   1.10%           0.35%            0.45%          1.90%       1.90%

   The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

   Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value (unit liquidation from account value).

   The table below lists all the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or a Contractowners account value.



                                               When charge
Charges                                        is deducted
------------------------------------- ----------------------------
Charges for state premium and other   At time of transaction
applicable taxes
Charge for Trust expenses             Daily
Annual Administrative charge          Annually on each
                                      contract date anniversary.
Variable Immediate Annuity payout     At time of transaction
option administrative fee


Charges                                                  Amount deducted                        How deducted
------------------------------------- ---------------------------------------------------- ----------------------
Charges for state premium and other   Varies by state                                      Applied to an annuity
applicable taxes                                                                           payout option
Charge for Trust expenses             Varies by portfolio                                  Unit value
Annual Administrative charge          Depending on account value, in Years 1 to 2 lesser   Unit liquidation from
                                      of $30 or 2% of account value,thereafter $30         account value
Variable Immediate Annuity payout     $350 annuity administrative fee                      Unit liquidation from
option administrative fee                                                                  account value

                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2004


6. Contractowner Charges (Concluded)


                                                 When charge
Charges                                          is deducted
--------------------------------------- ----------------------------
Withdrawal charge                       At time of transaction

BaseBuilder benefit charge              Annually on each
                                        contract date anniversary.

Protection Plus                         Annually on each
                                        contract date anniversary.

Guaranteed minimum death benefit
options:

  Annual ratchet to age 85              Annually on each
                                        contract date anniversary.

  Greater of 5% rollup to age 85 or     Annually on each
  annual ratchet to age 85              contract date anniversary.

  6% rollup to age 85                   Annually on each
                                        contract date anniversary.

  Greater of 6% rollup to age 85 or     Annually on each
  annual ratchet to age 85              contract date anniversary.

Guaranteed Minimum Income Benefit       Annually on each
                                        contract date anniversary.

Guaranteed Principal Benefit charge     Annually on first 10
                                        contract date
                                        anniversaries

Guaranteed Withdrawal Benefit           Annually on each
                                        contract date anniversary

Net Loan Interest charge for Rollover   At time of transaction
TSA contracts only.


Charges                                                     Amount deducted                          How deducted
--------------------------------------- ------------------------------------------------------- ----------------------
Withdrawal charge                       Low - During the first seven contract years             Unit liquidation from
                                        following a contribution, a 7% charge is deducted       account value
                                        from amounts withdrawn that exceed 10% of the
                                        account value.

                                        HIgh - During the first eight contract years
                                        following a contribution, a charge is deducted from
                                        amounts withdrawn that exceed 10% of the
                                        account value. The charge is 8% in the first two
                                        contract years following a contribution; the charge
                                        is 7% in the third and fourth contract years
                                        following a contribution; thereafter it declines by
                                        1% each year in the fifth to eighth contract year

BaseBuilder benefit charge              0.30%                                                   Unit liquidation from
                                                                                                account value
Protection Plus                         Low - 0.20%                                             Unit liquidation from
                                                                                                account value
                                        High - 0.35%.

Guaranteed minimum death benefit
options:

  Annual ratchet to age 85              Low - 0.20% of the Annual ratchet to age 85             Unit liquidation from
                                        benefit base                                            account value

                                        High - 0.30% of the Annual ratchet to age 85
                                        benefit base

  Greater of 5% rollup to age 85 or     0.50% of the greater of 5% roll-up to age 85 or         Unit liquidation from
  annual ratchet to age 85              annual ratchet to age 85 benefit base                   account value
  6% rollup to age 85                   Low - 0.35% of the 6% roll-up to age 85 benefit         Unit liquidation from
                                        base                                                    account value

                                        High - 0.45% of the 6% roll-up to age 85 benefit
                                        base

  Greater of 6% rollup to age 85 or     Low - 0.45% of the 6% roll-up to age 85 benefit         Unit liquidation from
  annual ratchet to age 85              base or the Annual ratchet to age 85 benefit base,      account value
                                        as applicable

                                        High - 0.60% of the 6% roll-up to age 85 benefit
                                        base or the Annual ratchet to age 85 benefit base,
                                        as applicable

Guaranteed Minimum Income Benefit       Low - 0.45%                                             Unit liquidation from
                                                                                                account value
                                        High - 0.60%

Guaranteed Principal Benefit charge     0.50%                                                   Unit liquidation from
                                                                                                account value

Guaranteed Withdrawal Benefit           Low - 5% Withdrawal Option is 0.35%                     Unit liquidation from
                                        7% Withdrawal Option is 0.50%                           account value

                                        High - Optional Stepup Charge
                                        5% Withdrawal Option is 0.60%
                                        7% Withdrawal Option is 0.80%

Net Loan Interest charge for Rollover   2.00%                                                   Unit liquidation from
TSA contracts only.                                                                             account value


                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                          Units             Units          Net Assets     Investment        Total
                                                       Fair Value    Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                      ------------  --------------------- ------------ ---------------- ------------
AXA Aggressive Allocation
-------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (n)       $ 10.70                 --                 --           --            7.44%
         Highest contract charge 1.90% Class B (n)      $ 10.56                 --                 --           --            6.11%
         All contract charges                                --             19,656         $  227,194         2.66%             --
  2003   Unit Value 1.25% to 1.70%*
         Lowest contract charge 1.25% Class B (q)       $ 10.68                 --                 --           --            6.80%
         Highest contract charge 1.70% Class B (q)      $ 10.66                 --                 --           --            6.62%
         All contract charges                                --                625         $    6,664         1.20%             --
AXA Conservative Allocation
---------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (n)       $ 10.37                 --                 --           --            3.74%
         Highest contract charge 1.90% Class B (n)      $ 10.24                 --                 --           --            2.46%
         All contract charges                                --              9,001         $   95,767         5.09%             --
  2003   Unit Value 1.25% to 1.70%*
         Lowest contract charge 1.25% Class B (q)       $ 10.32                 --                 --           --            3.76%
         Highest contract charge 1.70% Class B (q)      $ 10.30                 --                 --           --            3.00%
         All contract charges                                --                483         $    4,989         3.76%             --
AXA Conservative-Plus Allocation
--------------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (n)       $ 10.47                 --                 --           --            4.93%
         Highest contract charge 1.90% Class B (n)      $ 10.34                 --                 --           --            3.63%
         All contract charges                                --             18,199         $  198,701         4.69%             --
  2003   Unit Value 1.25% to 1.70%*
         Lowest contract charge 1.25% Class B (q)       $ 10.42                 --                 --           --            4.83%
         Highest contract charge 1.70% Class B (q)      $ 10.41                 --                 --           --            4.10%
         All contract charges                                --                821         $    8,552         4.83%             --
AXA Moderate Allocation (f)
---------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (n)       $ 52.05                 --                 --           --            8.18%
         Highest contract charge 1.90% Class B (h)      $ 39.80                 --                 --           --            6.66%
         All contract charges                                --             94,832         $1,705,138         3.65%             --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (j)      $ 48.11                 --                 --           --           18.54%
         Highest contract charges 1.90% Class B (h)     $ 37.31                 --                 --           --           16.86%
         All contract charges                                --             18,997         $  653,817         3.59%             --
  2002   Lowest contract charges 0.50% Class B (j)      $ 40.59                 --                 --           --          (11.86)%
         Highest contract charges 1.90% Class B (h)     $ 31.93                 --                 --           --          (14.37)%
         All contract charges                                --              3,929         $  137,208         2.19%             --
  2001   Lowest contract charges 0.95% Class B          $ 43.48                 --                 --           --          ( 5.55)%
         Highest contract charges 1.90% Class B (h)     $ 37.29                 --                 --           --            5.14%
         All contract charges                                --                507         $   20,337         3.88%             --
  2000   Lowest contract charges 0.95% Class B               --                 --                 --           --              --
         Highest contract charges 1.60% Class B              --                 --                 --           --              --
         All contract charges                                --                 --                 --           --              --
AXA Moderate-Plus Allocation
----------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (n)       $ 10.71                 --                 --           --            7.46%
         Highest contract charge 1.90% Class B (n)      $ 10.58                 --                 --           --            6.13%
         All contract charges                                --             82,739         $  955,400         4.14%             --
  2003   Unit Value 1.25% to 1.70%*
         Lowest contract charge 1.25% Class B (q)       $ 10.68                 --                 --           --            6.80%
         Highest contract charge 1.70% Class B (q)      $ 10.66                 --                 --           --            6.60%
         All contract charges                                --              2,415         $   25,768         2.70%             --

                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                 Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                          Units             Units          Net Assets     Investment        Total
                                                       Fair Value    Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                      ------------  --------------------- ------------ ---------------- ------------
AXA Premier VIP Aggressive Equity
---------------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (d)       $ 63.39                 --                --            --        11.54%
         Highest contract charge 1.90% Class B (h)      $ 48.47                 --                --            --         9.97%
         All contract charges                                --              3,203          $119,925            --           --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (d)      $ 56.83                 --                --            --        36.82%
         Highest contract charges 1.90% Class B (h)     $ 44.08                 --                --            --        34.92%
         All contract charges                                --              2,180          $101,344            --           --
  2002   Lowest contract charges 0.50% Class B (d)      $ 41.54                 --                --            --       (29.22)%
         Highest contract charges 1.90% Class B (h)     $ 32.67                 --                --            --       (30.23)%
         All contract charges                                --              1,711          $ 60,793          0.01%          --
  2001   Lowest contract charges 0.50% Class B (d)      $ 58.69                 --                --            --       (25.55)%
         Highest contract charges 1.90% Class B (h)     $ 46.83                 --                --            --        13.23%
         All contract charges                                --              1,907          $ 96,588          0.28%          --
  2000   Lowest contract charges 0.50% Class B (d)      $ 78.83                 --                --            --       (13.77)%
         Highest contract charges 1.60% Class B         $ 66.77                 --                --            --       (14.73)%
         All contract charges                                --              1,965          $135,269          0.17%          --
AXA Premier VIP Core Bond
-------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)       $ 11.49                 --                --            --         3.37%
         Highest contract charge 1.90% Class B (i)      $ 11.01                 --                --            --         1.91%
         All contract charges                                --             55,151          $609,072          3.80%          --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)       $ 11.11                 --                --            --         3.26%
         Highest contract charge 1.90% Class B (i)      $ 10.80                 --                --            --         1.79%
         All contract charges                                --             47,365          $516,125          3.67%          --
  2002   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)       $ 10.76                 --                --            --         5.39%
         Highest contract charge 1.90% Class B (i)      $ 10.61                 --                --            --         4.02%
         All contract charges                                --             19,201          $204,776          5.63%          --
AXA Premier VIP Health Care
---------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)       $ 11.33                 --                --            --        11.57%
         Highest contract charge 1.90% Class B (i)      $ 10.86                 --                --            --        10.00%
         All contract charges                                --             17,556          $196,381          7.19%          --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)       $ 10.16                 --                --            --        27.47%
         Highest contract charge 1.90% Class B (i)      $  9.87                 --                --            --        25.73%
         All contract charges                                --             11,382          $113,739          1.55%          --
  2002   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)       $  7.97                 --                --            --       (19.41)%
         Highest contract charge 1.90% Class B (i)      $  7.85                 --                --            --       (20.63)%
         All contract charges                                --              3,195          $ 25,215            --           --
AXA Premier VIP High Yield
--------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (d)       $ 34.38                 --                --            --         8.13%
         Highest contract charge 1.90% Class B (h)      $ 26.64                 --                --            --         6.61%
         All contract charges                                --             37,966          $860,727          6.76%          --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (d)      $ 31.80                 --                --            --        21.93%
         Highest contract charges 1.90% Class B (h)     $ 24.99                 --                --            --        20.21%
         All contract charges                                --             25,622          $673,178          7.02%          --

                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                 Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                          Units             Units          Net Assets     Investment        Total
                                                       Fair Value    Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                      ------------  --------------------- ------------ ---------------- ------------
AXA Premier VIP High Yield (Continued)
--------------------------------------
  2002   Lowest contract charges 0.50% Class B (d)      $ 26.08                 --                --            --          ( 3.41)%
         Highest contract charges 1.90% Class B (h)     $ 20.79                 --                --            --          ( 4.76)%
         All contract charges                                --             10,205          $228,627         10.07%             --
  2001   Lowest contract charges 0.50% Class B (d)      $ 27.00                 --                --            --            0.19%
         Highest contract charges 1.90% Class B (h)     $ 21.83                 --                --            --            5.85%
         All contract charges                                --              8,008          $187,477         10.30%             --
  2000   Lowest contract charges 0.50% Class B (d)      $ 26.95                 --                --            --          ( 9.35)%
         Highest contract charges 1.60% Class B         $ 23.07                 --                --            --          (10.34)%
         All contract charges                                --              6,613          $156,909         11.18%             --
AXA Premier International Equity
--------------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)       $ 12.35                 --                --            --           17.32%
         Highest contract charge 1.90% Class B (i)      $ 11.83                 --                --            --           15.67%
         All contract charges                                --             19,713          $242,452          3.67%             --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)       $ 10.52                 --                --            --           33.67%
         Highest contract charge 1.90% Class B (i)      $ 10.23                 --                --            --           31.83%
         All contract charges                                --             11,346          $117,579          0.85%             --
  2002   Unit Value 0.50% to 1.90%*                          --                 --                --            --              --
         Lowest contract charge 0.50% Class B (i)       $  7.87                 --                --            --          (18.61)%
         Highest contract charge 1.90% Class B (i)      $  7.76                 --                --            --          (19.75)%
         All contract charges                                --              3,212          $ 25,053            --              --
AXA Premier VIP Large Cap Core Equity
-------------------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)       $ 10.72                 --                --            --            9.13%
         Highest contract charge 1.90% Class B (i)      $ 10.28                 --                --            --            7.59%
         All contract charges                                --             12,820          $135,571          4.92%             --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)       $  9.83                 --                --            --           27.46%
         Highest contract charge 1.90% Class B (i)      $  9.55                 --                --            --           25.66%
         All contract charges                                --             10,567          $102,131          0.19%             --
  2002   Unit Value 0.50% to 1.90%*                          --                 --                --            --              --
         Lowest contract charge 0.50% Class B (i)       $  7.71                 --                --            --          (22.59)%
         Highest contract charge 1.90% Class B (i)      $  7.60                 --                --            --          (23.69)%
         All contract charges                                --              3,689          $ 28,181          0.49%             --
AXA Premier VIP Large Cap Growth
--------------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)       $  9.44                 --                --            --            6.13%
         Highest contract charge 1.90% Class B (i)      $  9.05                 --                --            --            4.64%
         All contract charges                                --             29,040          $275,157            --              --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)       $  8.90                 --                --            --           30.12%
         Highest contract charge 1.90% Class B (i)      $  8.65                 --                --            --           28.15%
         All contract charges                                --             22,496          $197,050            --              --
  2002   Unit Value 0.50% to 1.90%*                          --                 --                --            --              --
         Lowest contract charge 0.50% Class B (i)       $  6.84                 --                --            --          (30.13)%
         Highest contract charge 1.90% Class B (i)      $  6.75                 --                --            --          (30.98)%
         All contract charges                                --              7,258          $ 49,222            --              --
AXA Premier VIP Large Cap Value
-------------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)       $ 11.84                 --                --            --           13.85%
         Highest contract charge 1.90% Class B (i)      $ 11.35                 --                --            --           12.25%
         All contract charges                                --             29,242          $342,105          7.90%             --

                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                 Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Units           Units          Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ----------- --------------------- ------------ ---------------- -------------
AXA Premier VIP Large Cap Value (Continued)
-------------------------------------------
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)     $  10.40               --                 --           --           30.32%
         Highest contract charge 1.90% Class B (i)    $  10.11               --                 --           --           28.63%
         All contract charges                               --           20,239         $  206,969         2.87%             --
  2002   Unit Value 0.50% to 1.90%*                         --               --                 --           --              --
         Lowest contract charge 0.50% Class B (i)     $   7.98               --                 --           --          (18.82)%
         Highest contract charge 1.90% Class B (i)    $   7.86               --                 --           --          (20.04)%
         All contract charges                               --            6,974         $   55,122         1.00%             --
AXA Premier VIP Small/Mid Cap Growth
------------------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)     $   9.70               --                 --           --           11.17%
         Highest contract charge 1.90% Class B (i)    $   9.30               --                 --           --            9.61%
         All contract charges                               --           35,482         $  346,528         1.80%             --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)     $   8.72               --                 --           --           39.52%
         Highest contract charge 1.90% Class B (i)    $   8.48               --                 --           --           37.67%
         All contract charges                               --           28,678         $  246,717         2.16%             --
  2002   Unit Value 0.50% to 1.90%*                         --               --                 --           --              --
         Lowest contract charge 0.50% Class B (i)     $   6.25               --                 --           --          (36.61)%
         Highest contract charge 1.90% Class B (i)    $   6.16               --                 --           --          (37.46)%
         All contract charges                               --            8,322         $   51,568           --              --
AXA Premier VIP Small/Mid Cap Value
-----------------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)     $  11.92               --                 --           --           14.61%
         Highest contract charge 1.90% Class B (i)    $  11.42               --                 --           --           13.00%
         All contract charges                               --           30,025         $  353,096         6.32%             --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)     $  10.40               --                 --           --           39.95%
         Highest contract charge 1.90% Class B (i)    $  10.11               --                 --           --           37.90%
         All contract charges                               --           21,347         $  218,393         0.94%             --
  2002   Unit Value 0.50% to 1.90%*                         --               --                 --           --              --
         Lowest contract charge 0.50% Class B (i)     $   7.43               --                 --           --          (23.64)%
         Highest contract charge 1.90% Class B (i)    $   7.33               --                 --           --          (24.59)%
         All contract charges                               --            6,540         $   48,169           --              --
AXA Premier VIP Technology (o)
------------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)     $   9.36               --                 --           --            4.46%
         Highest contract charge 1.90% Class B (i)    $   8.97               --                 --           --            2.99%
         All contract charges                               --           24,512         $  228,436         0.93%             --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)     $   8.96               --                 --           --           56.90%
         Highest contract charge 1.90% Class B (i)    $   8.71               --                 --           --           54.71%
         All contract charges                               --            7,597         $   67,141         4.79%             --
  2002   Unit Value 0.50% to 1.90%*                         --               --                 --           --              --
         Lowest contract charge 0.50% Class B (i)     $   5.71               --                 --           --          (44.02)%
         Highest contract charge 1.90% Class B (i)    $   5.63               --                 --           --          (44.75)%
         All contract charges                               --            2,311         $   13,072           --              --
EQ/Alliance Common Stock
------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (d)     $ 304.68               --                 --           --           13.55%
         Highest contract charge 1.90% Class B (h)    $ 202.28               --                 --           --           11.95%
         All contract charges                               --           23,045         $1,197,777         1.05%             --

                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                 Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                          Units            Units          Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Alliance Common Stock (Continued)
------------------------------------
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (d)      $ 268.33               --                --            --           48.81%
         Highest contract charges 1.90% Class B (h)     $ 180.69               --                --            --           46.72%
         All contract charges                                 --            5,325          $877,988          1.30%             --
  2002   Lowest contract charges 0.50% Class B (d)      $ 180.32               --                --            --          (33.67)%
         Highest contract charges 1.90% Class B (h)     $ 123.15               --                --            --          (34.61)%
         All contract charges                                 --            3,226          $453,046          0.05%             --
  2001   Lowest contract charges 0.50% Class B (d)      $ 271.84               --                --            --          (11.19)%
         Highest contract charges 1.90% Class B (h)     $ 188.32               --                --            --            9.33%
         All contract charges                                 --            3,478          $743,618          2.15%             --
  2000   Lowest contract charges 0.50% Class B (d)      $ 306.09               --                --            --          (14.67)%
         Highest contract charges 1.60% Class B         $ 232.08               --                --            --          (15.61)%
         All contract charges                                 --            3,465          $846,591          0.45%             --
EQ/Alliance Growth and Income
-----------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)       $  31.15               --                --            --           11.83%
         Highest contract charge 1.90% Class B (i)      $  26.56               --                --            --           10.26%
         All contract charges                                 --           29,768          $651,422          1.62%             --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (i)      $  27.85               --                --            --           29.80%
         Highest contract charges 1.90% Class B (i)     $  24.09               --                --            --           27.93%
         All contract charges                                 --           17,280          $427,793          1.61%             --
  2002   Lowest contract charges 0.50% Class B (i)      $  21.46               --                --            --          (20.16)%
         Highest contract charges 1.90% Class B (i)     $  18.83               --                --            --          (21.21)%
         All contract charges                                 --            5,280          $104,247          2.86%             --
  2001   Lowest contract charges 0.50% Class B                --               --                --            --              --
         Highest contract charges 1.90% Class B               --               --                --            --              --
         All contract charges                                 --               --                --            --              --
  2000   Lowest contract charges 0.50% Class B                --               --                --            --              --
         Highest contract charges 1.60% Class B               --               --                --            --              --
         All contract charges                                 --               --                --            --              --
EQ/Alliance Intermediate Government Securities
----------------------------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)       $  20.98               --                --            --            1.43%
         Highest contract charge 1.90% Class B (i)      $  17.27               --                --            --            0.00%
         All contract charges                                 --           20,300          $340,096          3.03%             --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (i)      $  20.69               --                --            --            1.61%
         Highest contract charges 1.90% Class B (i)     $  17.27               --                --            --            0.22%
         All contract charges                                 --           17,987          $328,020          4.53%             --
  2002   Lowest contract charges 0.50% Class B (i)      $  20.36               --                --            --            8.41%
         Highest contract charges 1.90% Class B (i)     $  17.23               --                --            --            7.22%
         All contract charges                                 --           10,061          $183,406         10.01%             --
  2001   Lowest contract charges 0.50% Class B                --               --                --            --              --
         Highest contract charges 1.90% Class B               --               --                --            --              --
         All contract charges                                 --               --                --            --              --
  2000   Lowest contract charges 0.50% Class B                --               --                --            --              --
         Highest contract charges 1.60% Class B               --               --                --            --              --
         All contract charges                                 --               --                --            --              --
EQ/Alliance International (s)(t)
--------------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)       $  14.45               --                --            --           17.58%
         Highest contract charge 1.90% Class B (i)      $  12.59               --                --            --           15.93%
         All contract charges                                 --           28,144          $371,190          2.10%             --


                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ----------------------------------------------------------------------------
                                                          Units           Units          Net Assets     Investment        Total
                                                       Fair Value  Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                      --------------------------------- ------------ ---------------- ------------
EQ/Alliance International (s)(t) (Continued)
--------------------------------------------
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (i)      $ 12.29               --                --            --          34.47%
         Highest contract charges 1.90% Class B (i)     $ 10.86               --                --            --          32.60%
         All contract charges                                --           20,522          $232,935          2.53%            --
  2002   Lowest contract charges 0.50% Class B (i)      $  9.14               --                --            --         ( 9.33)%
         Highest contract charges 1.90% Class B (i)     $  8.19               --                --            --         (10.49)%
         All contract charges                                --            3,406          $ 29,069            --             --
  2001   Lowest contract charges 0.50% Class B               --               --                --            --             --
         Highest contract charges 1.90% Class B              --               --                --            --             --
         All contract charges                                --               --                --            --             --
  2000   Lowest contract charges 0.50% Class B               --               --                --            --             --
         Highest contract charges 1.60% Class B              --               --                --            --             --
         All contract charges                                --               --                --            --             --
EQ/Alliance Premier Growth
--------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (d)       $  6.60               --                --            --           7.84%
         Highest contract charge 1.90% Class B (h)      $  6.09               --                --            --           6.32%
         All contract charges                                --           54,060          $349,068            --             --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (d)      $  6.12               --                --            --          22.65%
         Highest contract charges 1.90% Class B (h)     $  5.73               --                --            --          20.89%
         All contract charges                                --           55,750          $326,649            --             --
  2002   Lowest contract charges 0.50% Class B (d)      $  4.99               --                --            --         (31.55)%
         Highest contract charges 1.90% Class B (h)     $  4.74               --                --            --         (32.48)%
         All contract charges                                --           48,237          $232,039            --             --
  2001   Lowest contract charges 0.50% Class B (d)      $  7.29               --                --            --         (24.30)%
         Highest contract charges 1.90% Class B (h)     $  7.02               --                --            --           4.83%
         All contract charges                                --           49,585          $347,643          0.01%            --
  2000   Lowest contract charges 0.50% Class B (d)      $  9.63               --                --            --         (18.80)%
         Highest contract charges 1.60% Class B         $  9.45               --                --            --         (19.71)%
         All contract charges                                --           41,078          $388,954          0.79%            --
EQ/Alliance Quality Bond
------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)       $ 17.51               --                --            --           3.23%
         Highest contract charge 1.90% Class B (i)      $ 14.93               --                --            --           1.78%
         All contract charges                                --           21,465          $310,126          4.32%            --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (i)      $ 16.96               --                --            --           3.03%
         Highest contract charges 1.90% Class B (i)     $ 14.67               --                --            --           1.59%
         All contract charges                                --           16,832          $258,083          3.60%            --
  2002   Lowest contract charges 0.50% Class B (i)      $ 16.46               --                --            --           5.92%
         Highest contract charges 1.90% Class B (i)     $ 14.44               --                --            --           4.49%
         All contract charges                                --            5,930          $ 89,679          7.92%            --
  2001   Lowest contract charges 0.50% Class B               --               --                --            --             --
         Highest contract charges 1.90% Class B              --               --                --            --             --
         All contract charges                                --               --                --            --             --
  2000   Lowest contract charges 0.50% Class B               --               --                --            --             --
         Highest contract charges 1.60% Class B              --               --                --            --             --
         All contract charges                                --               --                --            --             --
EQ/Alliance Small Cap Growth (l)
--------------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (d)       $ 16.41               --                --            --          13.41%
         Highest contract charge 1.90% Class B (h)      $ 14.72               --                --            --          11.82%
         All contract charges                                --           27,198          $400,895            --             --


                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   Years Ended December 31,
                                                      -----------------------------------------------------------------------------
                                                          Units           Units          Net Assets     Investment        Total
                                                       Fair Value  Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                      ----------- --------------------- ------------ ---------------- -------------
EQ/Alliance Small Cap Growth (l) (Continued)
--------------------------------------------
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (d)      $ 14.47               --                 --           --           40.21%
         Highest contract charges 1.90% Class B (h)     $ 13.16               --                 --           --           38.25%
         All contract charges                                --           24,622         $  333,931           --              --
  2002   Lowest contract charges 0.50% Class B (d)      $ 10.32               --                 --           --          (30.55)%
         Highest contract charges 1.90% Class B (h)     $  9.52               --                 --           --          (31.56)%
         All contract charges                                --           16,457         $  160,910           --              --
  2001   Lowest contract charges 0.50% Class B (d)      $ 14.86               --                 --           --          (13.70)%
         Highest contract charges 1.90% Class B (h)     $ 13.91               --                 --           --           14.37%
         All contract charges                                --           14,714         $  209,134         1.04%             --
  2000   Lowest contract charges 0.50% Class B (d)      $ 17.22               --                 --           --           13.08%
         Highest contract charges 1.60% Class B         $ 16.53               --                 --           --           11.84%
         All contract charges                                --           13,841         $  230,265           --              --
EQ/Bernstein Diversified Value
------------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (d)       $ 15.30               --                 --           --           12.88%
         Highest contract charge 1.90% Class B (h)      $ 13.86               --                 --           --           11.29%
         All contract charges                                --           91,811         $1,278,595         2.22%             --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (d)      $ 13.56               --                 --           --           28.17%
         Highest contract charges 1.90% Class B (h)     $ 12.45               --                 --           --           26.28%
         All contract charges                                --           70,973         $  907,823         1.69%             --
  2002   Lowest contract charges 0.50% Class B (d)      $ 10.58               --                 --           --          (14.05)%
         Highest contract charges 1.90% Class B (h)     $  9.86               --                 --           --          (15.29)%
         All contract charges                                --           36,996         $  373,343         1.59%             --
  2001   Lowest contract charges 0.50% Class B (d)      $ 12.31               --                 --           --            2.50%
         Highest contract charges 1.90% Class B (h)     $ 11.64               --                 --           --            7.18%
         All contract charges                                --           21,630         $  256,192         1.05%             --
  2000   Lowest contract charges 0.50% Class B (d)      $ 12.01               --                 --           --          ( 2.45)%
         Highest contract charges 1.60% Class B         $ 11.61               --                 --           --          ( 3.57)%
         All contract charges                                --           14,989         $  174,965         0.89%             --
EQ/Calvert Socially Responsible
-------------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (g)       $  8.50               --                 --           --            3.07%
         Highest contract charge 1.90% Class B (h)      $  7.88               --                 --           --            1.62%
         All contract charges                                --            3,656         $   31,705           --              --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (g)      $  8.25               --                 --           --           27.31%
         Highest contract charges 1.90% Class B (h)     $  7.75               --                 --           --           25.41%
         All contract charges                                --            2,756         $   21,924           --              --
  2002   Lowest contract charges 0.50% Class B (g)      $  6.48               --                 --           --          (26.78)%
         Highest contract charges 1.90% Class B (h)     $  6.18               --                 --           --          (27.80)%
         All contract charges                                --              731         $    4,578           --              --
  2001   Lowest contract charges 0.50% Class B (g)      $  8.85               --                 --           --            2.89%
         Highest contract charges 1.90% Class B (h)     $  8.56               --                 --           --            7.16%
         All contract charges                                --               38         $      328           --              --
  2000   Lowest contract charges 0.50% Class B               --               --                 --           --              --
         Highest contract charges 1.60% Class B              --               --                 --           --              --
         All contract charges                                --               --                 --           --              --
EQ/Capital Guardian Growth
--------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (d)       $ 12.75               --                 --           --            5.01%
         Highest contract charge 1.90% Class B (h)      $ 11.44               --                 --           --            3.53%
         All contract charges                                --           20,651         $  244,375           --              --

                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                  Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                          Units            Units          Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Capital Guardian Growth (Continued)
--------------------------------------
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (d)      $ 12.14                --                --            --           23.38%
         Highest contract charges 1.90% Class B (h)     $ 11.05                --                --            --           21.70%
         All contract charges                                --            22,285          $254,404          0.13%             --
  2002   Lowest contract charges 0.50% Class B (d)      $  9.84                --                --            --          (26.73)%
         Highest contract charges 1.90% Class B (h)     $  9.08                --                --            --          (27.76)%
         All contract charges                                --            20,819          $194,509          0.10%             --
  2001   Lowest contract charges 0.50% Class B (d)      $ 13.43                --                --            --          (24.85)%
         Highest contract charges 1.90% Class B (h)     $ 12.57                --                --            --            6.97%
         All contract charges                                --            23,007          $295,990            --              --
  2000   Lowest contract charges 0.50% Class B (d)      $ 17.87                --                --            --          (18.18)%
         Highest contract charges 1.60% Class B         $ 17.16                --                --            --          (19.06)%
         All contract charges                                --            22,879          $395,776          1.59%             --
EQ/Capital Guardian International
---------------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (d)       $ 11.22                --                --            --           13.04%
         Highest contract charge 1.90% Class B (h)      $ 10.35                --                --            --           11.45%
         All contract charges                                --            49,365          $543,898          1.64%             --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (d)      $  9.92                --                --            --           31.91%
         Highest contract charges 1.90% Class B (h)     $  9.29                --                --            --           30.11%
         All contract charges                                --            34,025          $323,809          1.54%             --
  2002   Lowest contract charges 0.50% Class B (d)      $  7.52                --                --            --          (15.51)%
         Highest contract charges 1.90% Class B (h)     $  7.14                --                --            --          (16.69)%
         All contract charges                                --            15,843          $114,882          1.42%             --
  2001   Lowest contract charges 0.50% Class B (d)      $  8.90                --                --            --          (21.24)%
         Highest contract charges 1.90% Class B (h)     $  8.57                --                --            --            7.25%
         All contract charges                                --            11,548          $ 99,965          1.77%             --
  2000   Lowest contract charges 0.50% Class B (d)      $ 11.30                --                --            --          (19.50)%
         Highest contract charges 1.60% Class B         $ 11.09                --                --            --          (20.39)%
         All contract charges                                --             9,845          $109,358          0.47%             --
EQ/Capital Guardian Research (m)
--------------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (d)       $ 11.87                --                --            --           10.35%
         Highest contract charge 1.90% Class B (h)      $ 10.95                --                --            --            8.80%
         All contract charges                                --            61,357          $694,282          0.67%             --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (d)      $ 10.76                --                --            --           30.90%
         Highest contract charges 1.90% Class B (h)     $ 10.07                --                --            --           29.10%
         All contract charges                                --            54,622          $562,488          0.48%             --
  2002   Lowest contract charges 0.50% Class B (d)      $  8.22                --                --            --          (25.07)%
         Highest contract charges 1.90% Class B (h)     $  7.80                --                --            --          (26.14)%
         All contract charges                                --            40,818          $324,026          0.43%             --
  2001   Lowest contract charges 0.50% Class B (d)      $ 10.97                --                --            --          ( 2.49)%
         Highest contract charges 1.90% Class B (h)     $ 10.56                --                --            --           11.48%
         All contract charges                                --             7,485          $ 79,895          0.22%             --
  2000   Lowest contract charges 0.50% Class B (d)      $ 11.25                --                --            --            5.38%
         Highest contract charges 1.60% Class B         $ 11.04                --                --            --            4.15%
         All contract charges                                --             5,673          $ 62,742          1.69%             --
EQ/Capital Guardian U.S. Equity (k)
-----------------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (d)       $ 11.65                --                --            --            8.78%
         Highest contract charge 1.90% Class B (h)      $ 10.75                --                --            --            7.25%
         All contract charges                                --            73,991          $825,881          0.53%             --

                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                          Units            Units          Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Capital Guardian U.S. Equity (k) (Continued)
-----------------------------------------------
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (d)      $ 10.71                --                --            --           35.74%
         Highest contract charges 1.90% Class B (h)     $ 10.02                --                --            --           33.78%
         All contract charges                                --            56,813          $583,096          0.39%             --
  2002   Lowest contract charges 0.50% Class B (d)      $  7.89                --                --            --          (24.06)%
         Highest contract charges 1.90% Class B (h)     $  7.49                --                --            --          (25.10)%
         All contract charges                                --            24,868          $189,328          0.42%             --
  2001   Lowest contract charges 0.50% Class B (d)      $ 10.39                --                --            --          ( 2.53)%
         Highest contract charges 1.90% Class B (h)     $ 10.00                --                --            --           12.51%
         All contract charges                                --            16,170          $163,523          0.32%             --
  2000   Lowest contract charges 0.50% Class B (d)      $ 10.66                --                --            --            3.07%
         Highest contract charges 1.60% Class B         $ 10.46                --                --            --            1.95%
         All contract charges                                --            11,617          $121,719          2.33%             --
EQ/Emerging Markets Equity
--------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (d)       $ 11.34                --                --            --           23.06%
         Highest contract charge 1.90% Class B (h)      $ 10.21                --                --            --           21.33%
         All contract charges                                --            26,330          $296,336          0.74%             --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (d)      $  9.21                --                --            --           55.05%
         Highest contract charges 1.90% Class B (h)     $  8.42                --                --            --           53.09%
         All contract charges                                --            18,796          $164,082          1.03%             --
  2002   Lowest contract charges 0.50% Class B (d)      $  5.94                --                --            --          ( 6.31)%
         Highest contract charges 1.90% Class B (h)     $  5.50                --                --            --          ( 7.72)%
         All contract charges                                --            10,375          $ 58,530            --              --
  2001   Lowest contract charges 0.50% Class B (d)      $  6.34                --                --            --          ( 5.65)%
         Highest contract charges 1.90% Class B (h)     $  5.96                --                --            --           27.64%
         All contract charges                                --             9,079          $ 55,188            --              --
  2000   Lowest contract charges 0.50% Class B (d)      $  6.72                --                --            --          (40.34)%
         Highest contract charges 1.60% Class B         $  6.47                --                --            --          (41.02)%
         All contract charges                                --             8,892          $ 57,855            --              --
EQ/Enterprise Equity
--------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (p)       $ 19.57                --                --            --           12.32%
         Highest contract charge 1.90% Class B (p)      $ 15.50                --                --            --           12.03%
         All contract charges                                --               265          $  4,449            --              --
EQ/Enterprise Equity Income
---------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (p)       $  5.96                --                --            --            9.05%
         Highest contract charge 1.90% Class B (p)      $  5.47                --                --            --            8.76%
         All contract charges                                --             3,003          $ 16,894          3.71%             --
EQ/Enterprise Growth
--------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (p)       $  4.67                --                --            --            7.93%
         Highest contract charge 1.90% Class B (p)      $  4.28                --                --            --          ( 6.50)%
         All contract charges                                --               451          $  1,993          0.48%           7.65%
EQ/Enterprise Growth and Income
-------------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (p)       $  5.44                --                --            --           11.67%
         Highest contract charge 1.90% Class B (p)      $  4.99                --                --            --           11.38%
         All contract charges                                --               449          $  2,306          3.51%             --

                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                          Units            Units          Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Enterprise Small Company Growth
----------------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (p)       $  8.04                --                 --           --           14.09%
         Highest contract charge 1.90% Class B (p)      $  7.37                --                 --           --           13.79%
         All contract charges                                --               388         $    2,939           --              --
EQ/Enterprise Small Company Value
---------------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (p)       $ 26.24                --                 --           --           13.51%
         Highest contract charge 1.90% Class B (p)      $ 20.79                --                 --           --           13.22%
         All contract charges                                --               797         $   17,882         8.20%             --
EQ/Equity 500 Index (e)
-----------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (d)       $ 28.13                --                 --           --            9.68%
         Highest contract charge 1.90% Class B (h)      $ 24.12                --                 --           --            8.14%
         All contract charges                                --            67,829         $1,471,224         1.53%             --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (d)      $ 25.65                --                 --           --           27.21%
         Highest contract charges 1.90% Class B (h)     $ 22.31                --                 --           --           25.40%
         All contract charges                                --            50,505         $1,166,468         1.51%             --
  2002   Lowest contract charges 0.50% Class B (d)      $ 20.16                --                 --           --          (22.79)%
         Highest contract charges 1.90% Class B (h)     $ 17.79                --                 --           --          (23.88)%
         All contract charges                                --            30,324         $  561,948         1.04%             --
  2001   Lowest contract charges 0.50% Class B (d)      $ 26.11                --                 --           --          (12.62)%
         Highest contract charges 1.90% Class B (h)     $ 23.37                --                 --           --            7.81%
         All contract charges                                --            24,226         $  586,435         0.85%             --
  2000   Lowest contract charges 0.50% Class B (d)      $ 29.88                --                 --           --          (10.26)%
         Highest contract charges 1.60% Class B (b)     $ 27.69                --                 --           --          (11.24)%
         All contract charges                                --            22,202         $  622,118         1.96%             --
EQ/Evergreen Omega
------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (j)       $  8.77                --                 --           --            6.51%
         Highest contract charge 1.90% Class B (h)      $  8.05                --                 --           --            5.01%
         All contract charges                                --            15,623         $  142,569         0.35%             --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (j)      $  8.23                --                 --           --           37.40%
         Highest contract charges 1.90% Class B (h)     $  7.67                --                 --           --           35.51%
         All contract charges                                --             9,822         $   78,212           --              --
  2002   Lowest contract charges 0.50% Class B (j)      $  5.99                --                 --           --          (24.37)%
         Highest contract charges 1.90% Class B (h)     $  5.66                --                 --           --          (25.43)%
         All contract charges                                --             2,262         $   13,052           --              --
  2001   Lowest contract charges 0.95% Class B          $  7.81                --                 --           --          (17.79)%
         Highest contract charges 1.90% Class B (h)     $  7.59                --                 --           --            8.89%
         All contract charges                                --               464         $    3,565         0.01%             --
  2000   Lowest contract charges 0.95% Class B          $  9.50                --                 --           --          (12.60)%
         Highest contract charges 1.60% Class B         $  9.38                --                 --           --          (13.15)%
         All contract charges                                --               261         $    2,455         0.30%             --
EQ/FI Mid Cap
-------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (d)       $ 11.56                --                 --           --           15.45%
         Highest contract charge 1.90% Class B (h)      $ 10.87                --                 --           --           13.82%
         All contract charges                                --            64,623         $  740,923         7.05%             --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (d)      $ 10.01                --                 --           --           42.80%
         Highest contract charges 1.90% Class B (h)     $  9.55                --                 --           --           40.88%
         All contract charges                                --            49,567         $  483,002           --              --

                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                          Units            Units          Net Assets     Investment         Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**     Return***
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/FI Mid Cap (Continued)
-------------------------
  2002   Lowest contract charges 0.50% Class B (d)      $  7.01                --                 --           --           (18.87)%
         Highest contract charges 1.90% Class B (h)     $  6.78                --                 --           --           (20.05)%
         All contract charges                                --            18,844         $  129,102         0.01%              --
  2001   Lowest contract charges 0.50% Class B (d)      $  8.64                --                 --           --           (13.86)%
         Highest contract charges 1.90% Class B (h)     $  8.48                --                 --           --            16.73%
         All contract charges                                --             9,447         $   80,508         0.23%              --
  2000   Lowest contract charges 0.50% Class B (d)      $ 10.03                --                 --           --             0.26%
         Highest contract charges 1.60% Class B (c)     $  9.99                --                 --           --           ( 0.01)%
         All contract charges                                --             1,874         $   18,728         0.41%              --
EQ/FI Small/Mid Cap Value
-------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (d)       $ 15.38                --                 --           --            17.26%
         Highest contract charge 1.90% Class B (h)      $ 13.80                --                 --           --            15.61%
         All contract charges                                --            46,228         $  648,657         9.37%              --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (d)      $ 13.12                --                 --           --            32.65%
         Highest contract charges 1.90% Class B (h)     $ 11.94                --                 --           --            30.78%
         All contract charges                                --            35,841         $  441,408         0.48%              --
  2002   Lowest contract charges 0.50% Class B (d)      $  9.89                --                 --           --           (15.18)%
         Highest contract charges 1.90% Class B (h)     $  9.13                --                 --           --           (16.32)%
         All contract charges                                --            18,536         $  173,781         0.70%              --
  2001   Lowest contract charges 0.50% Class B (d)      $ 11.66                --                 --           --             3.46%
         Highest contract charges 1.90% Class B (h)     $ 10.91                --                 --           --            13.94%
         All contract charges                                --             7,454         $   82,875         0.97%              --
  2000   Lowest contract charges 0.50% Class B (d)      $ 11.27                --                 --           --             4.61%
         Highest contract charges 1.60% Class B (c)     $ 10.82                --                 --           --             3.46%
         All contract charges                                --               681         $    7,396         2.30%              --
EQ/J.P. Morgan Core Bond
------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (d)       $ 14.70                --                 --           --             3.58%
         Highest contract charge 1.90% Class B (h)      $ 13.31                --                 --           --             2.12%
         All contract charges                                --            80,724         $1,064,120         4.41%              --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (d)      $ 14.19                --                 --           --             2.84%
         Highest contract charges 1.90% Class B (h)     $ 13.04                --                 --           --             1.48%
         All contract charges                                --            72,059         $  963,308         3.72%              --
  2002   Lowest contract charges 0.50% Class B (d)      $ 13.80                --                 --           --             9.09%
         Highest contract charges 1.90% Class B (h)     $ 12.85                --                 --           --             7.44%
         All contract charges                                --            51,512         $  676,993         5.39%              --
  2001   Lowest contract charges 0.50% Class B (d)      $ 12.65                --                 --           --             7.39%
         Highest contract charges 1.90% Class B (h)     $ 11.96                --                 --           --           ( 0.84)%
         All contract charges                                --            34,831         $  423,723         5.43%              --
  2000   Lowest contract charges 0.50% Class B          $ 11.78                --                 --           --            10.93%
         Highest contract charges 1.60% Class B         $ 11.40                --                 --           --             9.72%
         All contract charges                                --            20,320         $  232,778         6.03%              --


                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                          Units            Units          Net Assets     Investment         Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**     Return***
                                                      ------------ --------------------- ------------ ---------------- -------------

EQ/Janus Large Cap Growth
-------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (d)       $  6.25                --                --            --            11.59%
         Highest contract charge 1.90% Class B (h)      $  5.88                --                --            --            10.02%
         All contract charges                                --            30,303          $194,427          0.26%              --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (d)      $  5.60                --                --            --            25.28%
         Highest contract charges 1.90% Class B (h)     $  5.34                --                --            --            23.33%
         All contract charges                                --            28,669          $156,361            --               --
  2002   Lowest contract charges 0.50% Class B (d)      $  4.47                --                --            --           (30.70)%
         Highest contract charges 1.90% Class B (h)     $  4.33                --                --            --           (31.60)%
         All contract charges                                --            19,297          $ 84,342            --               --
  2001   Lowest contract charges 0.50% Class B (d)      $  6.45                --                --            --           (23.40)%
         Highest contract charges 1.90% Class B (h)     $  6.33                --                --            --            10.07%
         All contract charges                                --            12,636          $ 80,396          0.01%              --
  2000   Lowest contract charges 0.50% Class B (d)      $  8.42                --                --            --           (15.82)%
         Highest contract charges 1.60% Class B (c)     $  8.39                --                --            --           (16.13)%
         All contract charges                                --              3,233          $ 18,736          0.32%              --
EQ/JP Morgan Value Opportunities
----------------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (d)       $ 14.10                --                 --           --            10.33%
         Highest contract charge 1.90% Class B (h)      $ 12.64                --                 --           --             8.78%
         All contract charges                                --            38,178         $  499,166         1.28%              --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (d)      $ 12.78                --                 --           --            26.16%
         Highest contract charges 1.90% Class B (h)     $ 11.62                --                 --           --            24.41%
         All contract charges                                --            39,281         $  471,766         1.42%              --
  2002   Lowest contract charges 0.50% Class B (d)      $ 10.13                --                --            --           (19.41)%
         Highest contract charges 1.90% Class B (h)     $  9.34                --                --            --           (20.65)%
         All contract charges                                --            36,586          $351,427          1.36%              --
  2001   Lowest contract charges 0.50% Class B (d)      $ 12.57                --                --            --           ( 7.30)%
         Highest contract charges 1.90% Class B (h)     $ 11.77                --                --            --             5.36%
         All contract charges                                --            36,246          $436,613          0.96%              --
  2000   Lowest contract charges 0.50% Class B (d)      $ 13.56                --                --            --             6.25%
         Highest contract charges 1.60% Class B         $ 13.02                --                --            --             5.08%
         All contract charges                                --            31,527          $413,937          1.01%              --
EQ/Lazard Small Cap Value
-------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (d)       $ 17.65                --                --            --            16.52%
         Highest contract charge 1.90% Class B (h)      $ 15.99                --                --            --            14.88%
         All contract charges                                --            52,025          $811,982         11.71%              --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (d)      $ 15.15                --                --            --            36.75%
         Highest contract charges 1.90% Class B (h)     $ 13.92                --                --            --            34.75%
         All contract charges                                --            38,520          $549,902          1.38%              --
  2002   Lowest contract charges 0.50% Class B (d)      $ 11.08                --                --            --           (14.31)%
         Highest contract charges 1.90% Class B (h)     $ 10.33                --                --            --           (15.47)%
         All contract charges                                --            22,123          $233,903          0.79%              --
  2001   Lowest contract charges 0.50% Class B (d)      $ 12.93                --                --            --            17.12%
         Highest contract charges 1.90% Class B (h)     $ 12.22                --                --            --            17.57%
         All contract charges                                --            13,643          $169,843          4.42%              --
  2000   Lowest contract charges 0.50% Class B (d)      $ 11.04                --                --            --            17.93%
         Highest contract charges 1.60% Class B         $ 10.68                --                --            --            16.69%
         All contract charges                                --             9,962          $106,984          2.89%              --
EQ/Marsico Focus
----------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (g)       $ 14.36                --                --            --             9.96%
         Highest contract charge 1.90% Class B (h)      $ 13.70                --                --            --             8.41%
         All contract charges                                --            69,842          $931,060            --               --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (g)      $ 13.06                --                --            --            30.45%
         Highest contract charges 1.90% Class B (h)     $ 12.63                --                --            --            28.62%
         All contract charges                                --            50,777          $646,010            --               --

                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                 Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                          Units            Units          Net Assets     Investment         Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**     Return***
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Marsico Focus (Continued)
----------------------------
  2002   Lowest contract charges 0.50% Class B (g)      $ 10.01                --                --            --           (11.96)%
         Highest contract charges 1.90% Class B (h)     $  9.82                --                --            --           (13.25)%
         All contract charges                                --            11,834          $116,998          0.04%              --
  2001   Lowest contract charges 0.50% Class B (g)      $ 11.37                --                --            --            13.36%
         Highest contract charges 1.90% Class B (h)     $ 11.32                --                --            --             6.88%
         All contract charges                                --               328          $  3,718            --               --
  2000   Lowest contract charges 0.50% Class B               --                --                --            --               --
         Highest contract charges 1.60% Class B              --                --                --            --               --
         All contract charges                                --                --                --            --               --
EQ/Mercury Basic Value Equity
-----------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (j)       $ 21.32                --                --            --            10.02%
         Highest contract charge 1.90% Class B (h)      $ 19.12                --                --            --             8.47%
         All contract charges                                --            40,543          $701,451          5.74%              --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (j)      $ 19.38                --                --            --            30.58%
         Highest contract charges 1.90% Class B (h)     $ 17.63                --                --            --            28.69%
         All contract charges                                --            25,890          $466,739          0.68%              --
  2002   Lowest contract charges 0.50% Class B (j)      $ 14.84                --                --            --           (17.09)%
         Highest contract charges 1.90% Class B (h)     $ 13.70                --                --            --           (18.26)%
         All contract charges                                --            13,004          $183,216          1.18%              --
  2001   Lowest contract charges 0.95% Class B          $ 17.53                --                --            --             4.53%
         Highest contract charges 1.90% Class B (h)     $ 16.76                --                --            --            14.66%
         All contract charges                                --             8,262          $141,613          3.46%              --
  2000   Lowest contract charges 0.95% Class B          $ 16.77                --                --            --            10.77%
         Highest contract charges 1.60% Class B         $ 16.37                --                --            --            10.01%
         All contract charges                                --             7,266          $119,837          5.55%              --
EQ/Mercury International Value
------------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (d)       $ 18.04                --                --            --            21.04%
         Highest contract charge 1.90% Class B (h)      $ 16.18                --                --            --            19.33%
         All contract charges                                --            34,210          $557,170          1.66%              --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (d)      $ 14.90                --                --            --            27.35%
         Highest contract charges 1.90% Class B (h)     $ 13.56                --                --            --            25.56%
         All contract charges                                --            29,705          $415,925          2.52%              --
  2002   Lowest contract charges 0.50% Class B (d)      $ 11.70                --                --            --           (17.02)%
         Highest contract charges 1.90% Class B (h)     $ 10.80                --                --            --           (18.18)%
         All contract charges                                --            23,303          $258,604          0.64%              --
  2001   Lowest contract charges 0.50% Class B (d)      $ 14.10                --                --            --           (21.93)%
         Highest contract charges 1.90% Class B (h)     $ 13.20                --                --            --             4.31%
         All contract charges                                --            21,672          $292,625          0.66%              --
  2000   Lowest contract charges 0.50% Class B (d)      $ 18.06                --                --            --           (12.75)%
         Highest contract charges 1.60% Class B         $ 17.34                --                --            --           (13.73)%
         All contract charges                                --            20,205          $353,019          9.45%              --
EQ/MFS Emerging Growth Companies
--------------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (d)       $ 14.09                --                --            --            12.06%
         Highest contract charge 1.90% Class B (h)      $ 12.64                --                --            --            10.48%
         All contract charges                                --            20,997          $272,395            --               --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (d)      $ 12.58                --                --            --            28.76%
         Highest contract charges 1.90% Class B (h)     $ 11.44                --                --            --            26.84%
         All contract charges                                --            21,351          $252,025            --               --

                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                              Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                          Units            Units          Net Assets     Investment         Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**     Return***
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/MFS Emerging Growth Companies (Continued)
--------------------------------------------
  2002   Lowest contract charges 0.50% Class B (d)      $  9.77                --                --            --           (34.70)%
         Highest contract charges 1.90% Class B (h)     $  9.02                --                --            --           (35.57)%
         All contract charges                                --            20,399          $188,909            --               --
  2001   Lowest contract charges 0.50% Class B (d)      $ 14.96                --                --            --            34.36%
         Highest contract charges 1.90% Class B (h)     $ 14.00                --                --            --            14.88%
         All contract charges                                --            23,969          $342,882          0.02%              --
  2000   Lowest contract charges 0.50% Class B (d)      $ 22.79                --                --            --           (19.24)%
         Highest contract charges 1.60% Class B         $ 21.88                --                --            --           (20.15)%
         All contract charges                                --            24,193          $532,893          2.00%              --
EQ/MFS Investors Trust
----------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (d)       $  9.45                --                --            --            10.84%
         Highest contract charge 1.90% Class B (h)      $  8.68                --                --            --             9.28%
         All contract charges                                --            32,507          $295,494          0.58%              --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (d)      $  8.53                --                --            --            21.51%
         Highest contract charges 1.90% Class B (h)     $  7.94                --                --            --            19.58%
         All contract charges                                --            32,811          $266,998          0.69%              --
  2002   Lowest contract charges 0.50% Class B (d)      $  7.02                --                --            --           (21.48)%
         Highest contract charges 1.90% Class B (h)     $  6.64                --                --            --           (22.43)%
         All contract charges                                --            25,059          $169,062          0.55%              --
  2001   Lowest contract charges 0.50% Class B (d)      $  8.94                --                --            --           (16.37)%
         Highest contract charges 1.90% Class B (h)     $  8.56                --                --            --             5.14%
         All contract charges                                --            24,165          $209,512          0.44%              --
  2000   Lowest contract charges 0.50% Class B (d)      $ 10.69                --                --            --           ( 1.19)%
         Highest contract charges 1.60% Class B         $ 10.45                --                --            --           ( 2.34)%
         All contract charges                                --            18,298          $191,799          0.42%              --
EQ/Money Market
---------------
  2004   Unit Value 0.00% to 1.90%*
         Lowest contract charge 0.00% Class B           $ 38.75                --                --            --             0.78%
         Highest contract charge 1.90% Class B (h)      $ 24.71                --                --            --           ( 1.14)%
         All contract charges                                --            22,453          $474,277          0.74%              --
  2003   Unit Value 0.00% to 1.90%*
         Lowest contract charges 0.00% Class B          $ 38.46                --                --            --             0.56%
         Highest contract charges 1.90% Class B (h)     $ 25.00                --                --            --           ( 1.35)%
         All contract charges                                --            22,249          $587,929          0.52%              --
  2002   Lowest contract charges 0.00% Class B          $ 38.24                --                --            --             1.24%
         Highest contract charges 1.90% Class B (h)     $ 25.34                --                --            --           ( 0.67)%
         All contract charges                                --            26,987          $751,628          3.15%              --
  2001   Lowest contract charges 0.00% Class B          $ 37.77                --                --            --             3.56%
         Highest contract charges 1.90% Class B (h)     $ 25.51                --                --            --             0.00%
         All contract charges                                --            24,948          $690,107          3.76%              --
  2000   Lowest contract charges 0.00% Class B          $ 36.47                --                --            --             5.99%
         Highest contract charges 1.60% Class B         $ 26.65                --                --            --             4.31%
         All contract charges                                --            16,149          $439,105          5.90%              --
EQ/Small Company Index
----------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (d)       $ 15.24                --                --            --            17.08%
         Highest contract charge 1.90% Class B (h)      $ 13.80                --                --            --            15.44%
         All contract charges                                --            24,789          $343,808          4.24%              --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (d)      $ 13.02                --                --            --            45.15%
         Highest contract charges 1.90% Class B (h)     $ 11.95                --                --            --            43.11%
         All contract charges                                --            19,516          $239,728          0.37%              --

                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                          Units            Units          Net Assets     Investment         Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**     Return***
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Small Company Index (Continued)
----------------------------------
  2002   Lowest contract charges 0.50% Class B (d)      $  8.97               --                 --            --           (21.32)%
         Highest contract charges 1.90% Class B (h)     $  8.35               --                 --            --           (22.47)%
         All contract charges                                --            8,384           $ 71,737          0.61%              --
  2001   Lowest contract charges 0.50% Class B (d)      $ 11.40               --                 --            --             1.60%
         Highest contract charges 1.90% Class B (h)     $ 10.77               --                 --            --            18.29%
         All contract charges                                --            5,542           $ 60,777          0.58%              --
  2000   Lowest contract charges 0.50% Class B (d)      $ 11.22               --                 --            --           ( 3.88)%
         Highest contract charges 1.60% Class B         $ 10.86               --                 --            --           ( 4.90)%
         All contract charges                                --            5,020           $ 54,793          7.05%              --
EQ/Wells Fargo Montgomery Small Cap
-----------------------------------
  2004   Unit Value 1.25% to 1.70%*
         Lowest contract charge 1.25% Class B (p)      $ 11.37               --                 --            --            14.31%
         Highest contract charge 1.70% Class B(p)      $ 11.36               --                 --            --            14.22%
         All contract charges                                --               24           $    282            --               --
Laudus Rosenberg VIT Value Long/Short Equity
--------------------------------------------
  2004   Unit Value 1.20% to 1.70%*
         Lowest contract charge 1.20% Class B (n)       $ 10.16               --                 --            --             1.27%
         Highest contract charge 1.70% Class B (t)      $ 10.35               --                 --            --             1.87%
         All contract charges                                --            3,869           $ 39,780            --
  2003   Unit Value 1.25% to 1.70%*
         Lowest contract charge 0.50% Class B (q)       $ 10.17               --                 --            --             1.72%
         Highest contract charge 1.70% Class B (q)      $ 10.16               --                 --            --             1.60%
         All contract charges                                --               95           $    966            --               --
U.S. Real Estate -- Class II
----------------------------
  2004   Unit Value 1.20% to 1.70%*
         Lowest contract charge 1.20% Class B (n)       $ 12.73               --                 --            --            12.47%
         Highest contract charge 1.70% Class B (q)      $ 14.70               --                 --            --            33.76%
         All contract charges                                --            9,422           $131,961          2.39%              --
  2003   Unit Value 1.25% to 1.70%*
         Lowest contract charges 1.25% Class B (q)      $ 11.00               --                 --            --            10.00%
         Highest contract charges 1.70% Class B (q)     $ 10.99               --                 --            --             9.90%
         All contract charges                                --              188           $  2,058            --               --

(a) Units were made available for sale on March 1, 2000.
(b) Units were made available for sale on May 2, 2000.
(c) Units were made available for sale on September 5, 2000.
(d) Units were made available for sale on October 2, 2000.
(e) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000.
(f) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for AXA Moderate Allocation occurred on May 18, 2001. Units in AXA Moderate Allocation were made available for sale on May 18, 2001.
(g) Units were made available for sale on September 4, 2001.
(h) Units were made available for sale on October 8, 2001.
(i) Units were made available on January 14, 2002.
(j) Units were made available for sale on April 1, 2002.
(k) A substitution of EQ/AXP New Dimensions Portfolio for the EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002.
(l) A substitution of EQ/AXP Strategy Aggressive Portfolio for the EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002.
(m) A substitution of EQ/MFS Research Portfolio for the EQ/Capital Guardian Research Portfolio occurred on November 22, 2002.
(n) Units were made available for sale on February 13, 2004.
(o) A substitution of EQ/Technology Portfolio for AXA Premier VIP Technology occurred on May 14, 2004 (See Note 5).
(p) Units were made available for sale on October 25, 2004.
(q) Units were made available on September 22, 2003
(r) A substitution of EQ/Alliance Growth Investors Portfolio for the AXA Moderate Allocation Portfolio occurred on November 22, 2002.
(s) A substitution of EQ/Alliance Global Portfolio for the EQ/Alliance International Portfolio occurred on November 22, 2002.
(t) A substitution of EQ/International Equity Index Portfolio for EQ/Alliance International Portfolio occurred on May 2, 2003 (See Note 5).

                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Concluded)

December 31, 2004


7. Accumulation Unit Values (Concluded)

* Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.25% 1.35%, 1.40%, 1.50%, 1.55%, 1.60%, 1.65%, 1.70%, 1.80%, and
     1.90% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The investment income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                                     FSA-68

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of AXA Equitable Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholders' equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2004 and December 31, 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of Notes to the Consolidated Financial Statements, in 2004 AXA Equitable changed its method of accounting for variable interest entities and certain nontraditional long-duration contracts and for Separate Accounts and in 2002 changed its method of accounting for variable annuity products that contain guaranteed minimum income benefit features, and its method of accounting for intangible and long-lived assets.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 31, 2005

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2004 AND 2003

                                                                                 DECEMBER 31,          December 31,
                                                                                    2004                  2003
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

ASSETS

Investments:
  Fixed maturities available for sale, at estimated fair value..............  $    30,722.3        $    29,095.5
  Mortgage loans on real estate.............................................        3,131.9              3,503.1
  Equity real estate, held for the production of income.....................          643.2                656.5
  Policy loans..............................................................        3,831.4              3,894.3
  Other equity investments..................................................        1,010.5                789.1
  Other invested assets.....................................................        1,112.1                825.2
                                                                              -----------------    -----------------
      Total investments.....................................................       40,451.4             38,763.7
Cash and cash equivalents...................................................        1,680.8                999.1
Cash and securities segregated, at estimated fair value.....................        1,489.0              1,285.8
Broker-dealer related receivables...........................................        2,187.7              2,284.7
Deferred policy acquisition costs...........................................        6,813.9              6,290.4
Goodwill and other intangible assets, net...................................        3,761.4              3,513.4
Amounts due from reinsurers.................................................        2,549.6              2,460.4
Loans to affiliates, at estimated fair value................................          400.0                400.0
Other assets................................................................        3,600.9              3,829.7
Separate Accounts' assets...................................................       61,559.4             54,438.1
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................  $   124,494.1        $   114,265.3
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $    26,875.1        $    25,307.7
Future policy benefits and other policyholders liabilities..................       14,099.6             13,934.7
Broker-dealer related payables..............................................          945.9              1,261.8
Customers related payables..................................................        2,658.7              1,897.5
Amounts due to reinsurers...................................................          994.0                936.5
Short-term and long-term debt...............................................        1,255.5              1,253.2
Income taxes payable........................................................        2,714.8              2,362.8
Other liabilities...........................................................        1,859.6              2,006.9
Separate Accounts' liabilities..............................................       61,559.4             54,300.6
Minority interest in equity of consolidated subsidiaries....................        2,040.4              1,744.9
Minority interest subject to redemption rights..............................          266.6                488.1
                                                                              -----------------    -----------------
      Total liabilities.....................................................      115,269.6            105,494.7
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 12, 14, 15, 16 and 17)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
  issued and outstanding....................................................            2.5                  2.5
Capital in excess of par value..............................................        4,890.9              4,848.2
Retained earnings...........................................................        3,457.0              3,027.1
Accumulated other comprehensive income......................................          874.1                892.8
                                                                              -----------------    -----------------
      Total shareholder's equity............................................        9,224.5              8,770.6
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $   124,494.1        $   114,265.3
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                      2004               2003               2002
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    1,595.4       $     1,376.7      $     1,315.5
Premiums......................................................          879.6               889.4              945.2
Net investment income.........................................        2,501.4             2,386.9            2,377.2
Investment gains (losses), net................................           65.0               (62.3)            (278.5)
Commissions, fees and other income............................        3,355.0             2,811.8            2,987.6
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................        8,396.4             7,402.5            7,347.0
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        1,867.1             1,708.2            2,036.0
Interest credited to policyholders' account balances..........        1,038.1               969.7              972.5
Compensation and benefits.....................................        1,604.9             1,327.0            1,244.3
Commissions...................................................        1,017.3               991.9              788.8
Distribution plan payments....................................          374.2               370.6              392.8
Amortization of deferred sales commissions....................          177.4               208.6              229.0
Interest expense..............................................           76.8                82.3               95.7
Amortization of deferred policy acquisition costs.............          472.9               434.6              296.7
Capitalization of deferred policy acquisition costs...........       (1,015.9)             (990.7)            (754.8)
Rent expense..................................................          185.0               165.8              168.8
Amortization of other intangible assets, net..................           22.9                21.9               21.2
Alliance charge for mutual fund matters and legal proceedings.            -                 330.0                -
Other operating costs and expenses............................          901.5               832.4              827.4
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................        6,722.2             6,452.3            6,318.4
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before
  income taxes and minority interest..........................        1,674.2               950.2            1,028.6
Income taxes..................................................         (396.3)             (240.5)             (50.9)
Minority interest in net income of consolidated subsidiaries..         (384.1)             (188.7)            (362.8)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................          893.8               521.0              614.9
Earnings from other discontinued operations,
  net of income taxes.........................................            7.9                 3.4                5.6
Gain on sale of real estate held-for-sale, net of income taxes           31.1                 -                  -
Cumulative effect of accounting changes, net of
  income taxes................................................           (2.9)                -                (33.1)
                                                                -----------------  -----------------  -----------------
Net Earnings..................................................   $      929.9       $       524.4      $       587.4
                                                                =================  =================  =================





                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                         2004               2003               2002
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)
Common stock, at par value, beginning and end of year.........      $         2.5       $        2.5       $        2.5
                                                                   -----------------   ----------------   ----------------

Capital in excess of par value, beginning of year.............            4,848.2            4,812.8            4,753.6
Increase in additional paid in capital
    in excess of par value....................................               42.7               35.4               59.2
                                                                   -----------------   ----------------   ----------------
Capital in excess of par value, end of year...................            4,890.9            4,848.2            4,812.8
                                                                   -----------------   ----------------   ----------------

Retained earnings, beginning of year..........................            3,027.1            2,902.7            2,815.3
Net earnings..................................................              929.9              524.4              587.4
Shareholder dividends paid....................................             (500.0)            (400.0)            (500.0)
                                                                   -----------------   ----------------   ----------------
Retained earnings, end of year................................            3,457.0            3,027.1            2,902.7
                                                                   -----------------   ----------------   ----------------

Accumulated other comprehensive income,
  beginning of year...........................................              892.8              681.1              215.4
Other comprehensive (loss) income.............................              (18.7)             211.7              465.7
                                                                   -----------------   ----------------   ----------------
Accumulated other comprehensive income, end of year...........              874.1              892.8              681.1
                                                                   -----------------   ----------------   ----------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR.......................      $     9,224.5       $    8,770.6       $    8,399.1
                                                                   =================   ================   ================

COMPREHENSIVE INCOME
Net earnings..................................................      $       929.9       $      524.4       $      587.4
                                                                   -----------------   ----------------   ----------------
Change in unrealized (losses) gains, net of reclassification
   adjustments................................................              (31.1)             211.7              465.6
Minimum pension liability adjustment..........................                -                  -                   .1
Cumulative effect of accounting changes.......................               12.4                -                  -
                                                                   -----------------   ----------------   ----------------
Other comprehensive income....................................              (18.7)             211.7              465.7
                                                                   -----------------   ----------------   ----------------
COMPREHENSIVE INCOME..........................................      $       911.2       $      736.1       $    1,053.1
                                                                   =================   ================   ================











                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                       2004                2003               2002
                                                                 -----------------   -----------------  -----------------
                                                                                      (IN MILLIONS)

Net earnings..................................................    $       929.9       $      524.4       $       587.4
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances........          1,038.1              969.7               972.5
  Universal life and investment-type product
    policy fee income.........................................         (1,595.4)          (1,376.7)           (1,315.5)
  Net change in broker-dealer and customer related
    receivables/payables......................................            379.6               22.5              (237.3)
  Investment (gains) losses, net..............................            (65.0)              62.3               278.5
  Change in deferred policy acquisition costs.................           (543.0)            (556.1)             (458.1)
  Change in future policy benefits............................            129.3              (97.4)              218.0
  Change in property and equipment............................            (69.3)             (55.8)              (76.6)
  Change in income tax payable................................            349.6              246.3                93.3
  Change in accounts payable and accrued expenses.............            (27.4)             276.8                (8.9)
  Change in segregated cash and securities, net...............           (203.2)            (111.5)              240.8
  Minority interest in net income of consolidated subsidiaries            386.8              188.7               362.8
  Change in fair value of guaranteed
    minimum income benefit reinsurance contracts..............            (61.0)              91.0              (120.0)
  Amortization of deferred sales commissions..................            177.4              208.6               229.0
  Amortization of other intangible assets, net................             22.9               21.9                21.2
  Other, net..................................................            194.3              272.6              (114.2)
                                                                 -----------------   -----------------  -----------------
Net cash provided by operating activities.....................          1,043.6              687.3               672.9
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments...................................          3,341.9            4,216.4             2,996.0
  Sales.......................................................          2,983.6            4,818.2             8,035.9
  Purchases...................................................         (7,052.5)         (11,457.9)          (12,709.0)
  Change in short-term investments............................            (77.2)             610.7              (568.9)
  Purchase of minority interest in consolidated subsidiary ...           (410.7)               -                (249.7)
  Other, net..................................................            169.7               89.3               126.6
                                                                 -----------------   -----------------  -----------------
Net cash used by investing activities.........................         (1,045.2)          (1,723.3)           (2,369.1)
                                                                 -----------------   -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................          4,029.4            5,639.1             4,328.5
    Withdrawals and transfers to Separate Accounts............         (2,716.0)          (3,181.1)           (2,022.9)
  Net change in short-term financings.........................              -                (22.1)             (201.2)
  Shareholder dividends paid..................................           (500.0)            (400.0)             (500.0)
  Other, net..................................................           (130.1)            (270.4)             (318.6)
                                                                 -----------------   -----------------  -----------------
Net cash provided by financing activities.....................            683.3            1,765.5             1,285.8
                                                                 -----------------   -----------------  -----------------

Change in cash and cash equivalents...........................            681.7              729.5              (410.4)
Cash and cash equivalents, beginning of year..................            999.1              269.6               680.0
                                                                 -----------------   -----------------  -----------------
Cash and Cash Equivalents, End of Year........................    $     1,680.8       $      999.1       $       269.6
                                                                 =================   =================  =================

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                   (CONTINUED)

                                                                      2004               2003               2002
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Supplemental cash flow information:
  Interest Paid...............................................   $       86.2       $        91.0      $        80.5
                                                                =================  =================  =================
  Income Taxes Paid (Refunded)................................   $      154.4       $       (45.7)     $      (139.6)
                                                                =================  =================  =================









                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1)  ORGANIZATION

    In 2004, The Equitable Life Assurance Society of the United States was renamed to AXA Equitable Life Insurance Company ("AXA Equitable"). AXA Equitable, collectively with its consolidated subsidiaries (the "Company"), is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). The Company's insurance business is conducted principally by AXA Equitable and its wholly owned life insurance subsidiary, AXA Life and Annuity Company ("AXA Life"), whose name was changed in 2004 from The Equitable of Colorado. The Company's investment management business, which comprises the Investment Services segment, is principally conducted by Alliance Capital Management L.P. ("Alliance").

    In October 2000, Alliance acquired substantially all of the assets and liabilities of SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"). In the fourth quarter of 2002, the Company acquired 8.16 million units in Alliance ("Alliance Units") at the aggregate market price of $249.7 million from SCB Inc. and SCB Partners, Inc. under a preexisting agreement (see Note 2). In March and December 2004, the Company acquired a total of 10.7 million Alliance Units at the aggregated market price of $410.7 million from SCB Inc. and SCB Partners, Inc. under this preexisting agreement. As a result of the 2004 transactions, the Company recorded additional goodwill of $217.9 million and other intangible assets of $26.9 million.

    The Company's consolidated economic interest in Alliance was 46.4% at December 31, 2004, and together with it's ownership with other AXA Financial companies, the consolidated economic interests in Alliance was approximately 61.3%.

    In July 2004, the Holding Company completed its acquisition of The MONY Group Inc. ("MONY"). The acquisition provides AXA Financial with additional scale in distribution, client base and assets under management.

    AXA, a French holding company for an international group of insurance and related financial services companies, has been the Holding Company's largest shareholder since 1992. In 2000, AXA acquired the approximately 40% of outstanding Holding Company common stock ("Common Stock") it did not already own. On January 2, 2001, AXA Merger Corp. ("AXA Merger"), a wholly owned subsidiary of AXA, was merged with and into the Holding Company, resulting in AXA Financial becoming a wholly owned subsidiary of AXA.

2)  SIGNIFICANT ACCOUNTING POLICIES

    Basis of Presentation and Principles of Consolidation
    -----------------------------------------------------

    The preparation of the accompanying consolidated financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

    The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally Alliance; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

    All significant intercompany transactions and balances except those with discontinued operations have been eliminated in consolidation. The years "2004," "2003" and "2002" refer to the years ended December 31, 2004, 2003 and 2002, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods with the current presentation.

    Closed Block
    ------------

    As a result of demutualization, Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its own participating policyholders.

    Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block that would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

    Other Discontinued Operations
    -----------------------------

    In 1991, management discontinued the business of certain pension business operations ("Other Discontinued Operations"). Other Discontinued Operations principally consist of the group non-participating wind-up annuity products, the terms of which were fixed at issue, which were sold to corporate sponsors of terminated qualified defined benefit plans ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2004 is adequate to provide for all future losses; however, the determination of the allowance involves numerous estimates and subjective judgments regarding the expected performance of invested assets held by Other Discontinued Operations ("Discontinued Operations Investment Assets"). There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of Other Discontinued Operations differ from management's current estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in Other Discontinued Operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result. See
    Note 8 of Notes to Consolidated Financial Statements.

    Accounting Changes
    ------------------

    At March 31, 2004, the Company completed its transition to the consolidation and disclosure requirements of FIN No. 46(R), "Consolidation of Variable Interest Entities, Revised".

    At December 31, 2004, the Insurance Group's General Account held $34.1 million of investment assets issued by VIEs and determined to be significant variable interests under FIN No. 46(R). As reported in the consolidated balance sheet, these investments included $32.9 million of fixed maturities (collateralized debt and loan obligations) and $1.2 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2004 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance

    Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

    Management of Alliance has reviewed its investment management agreements and its investments in and other financial arrangements with certain entities that hold client assets under management to determine the entities that Alliance is required to consolidate under FIN No. 46(R). These include certain mutual fund products domiciled in Luxembourg, India, Japan, Singapore and Australia ("collectively "Offshore Funds"), hedge funds, structured products, group trusts and joint ventures.

    As a result of its review, Alliance Capital had consolidated an investment in a joint venture and its funds under management. At December 31, 2004, Alliance Capital sold this investment and accordingly, no longer consolidates this investment and its funds under management.

    Alliance Capital derived no direct benefit from client assets under management of these entities other than investment management fees and cannot utilize those assets in its operations.

    Alliance has significant variable interests in certain other VIEs with approximately $845 million in client assets under management. However, these VIEs do not require consolidation because management has determined that Alliance is not the primary beneficiary. Alliance's maximum exposure to loss in these entities is limited to its nominal investments in and prospective investment management fees earned from these entities.

    Effective January 1, 2004, the Company adopted SOP 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". SOP 03-1 required a change in the Company's accounting policies relating to (a) general account interests in separate accounts, (b) assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts, (c) liabilities related to group pension participating contracts, and (d) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and interest-sensitive life policies.

    The adoption of SOP 03-1 required changes in several of the Company's accounting policies relating to separate account assets and liabilities. The Company now reports the General Account's interests in separate accounts as trading account securities in the consolidated balance sheet; prior to the adoption of SOP 03-1, such interests were included in Separate Accounts' assets. Also, the assets and liabilities of two Separate Accounts are now presented and accounted for as General Account assets and liabilities, effective January 1, 2004. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying 2004 consolidated financial statements. These two Separate Accounts hold assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts. In addition, liabilities associated with the market value adjustment feature are now reported at the accrued account balance. Prior to the adoption of SOP 03-1, such liabilities had been reported at market adjusted value.

    Prior to the adoption of SOP 03-1, the liabilities for group pension participating contracts were adjusted only for changes in the fair value of certain related investment assets that were reported at fair value in the balance sheet (including fixed maturities and equity securities classified as available for sale, but not equity real estate or mortgage loans) with changes in the liabilities recorded directly in Accumulated other comprehensive income to offset the unrealized gains and losses on the related assets. SOP 03-1 required an adjustment to the liabilities for group pension participating contracts to reflect the fair value of all the assets on which those contracts' returns are based, regardless of whether those assets are reported at fair value in the balance sheet. Changes in the liability related to fluctuations in asset fair values are now reported as Interest credited to policyholders' account balances in the consolidated statements of earnings.

    In addition, the adoption of SOP 03-1 resulted in a change in the method of determining liabilities associated with the no lapse guarantee feature contained in variable and interest-sensitive life contracts. While both the Company's previous method of establishing the no lapse guarantee reserve and the SOP 03-1 method are based on accumulation of a portion of the charges for the no lapse guarantee feature, SOP 03-1 specifies a different approach for identifying the portion of the fee to be accrued and establishing the related reserve.

    The adoption of SOP 03-1 as of January 1, 2004 resulted in a decrease in 2004 net earnings of $2.9 million and an increase in other comprehensive income of $12.4 million related to the cumulative effect of the required changes in accounting. The determination of liabilities associated with group pension participating contracts and mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

    New Accounting Pronouncements
    -----------------------------

    On December 16, 2004, the FASB issued SFAS Statement No. 123(R), "Share-Based Payment". SFAS Statement No. 123(R) eliminates the alternative to apply the intrinsic value method of accounting for employee stock-based compensation awards that was provided in FASB Statement No. 123, "Accounting for Stock-Based Compensation" ("SFAS No. 123") as originally issued. SFAS No. 123(R) requires the cost of all share-based payments to employees, including stock options, stock appreciation rights, and most tax-qualified employee stock purchase plans, to be recognized in the financial statements based on the fair value of those awards. Under SFAS No. 123(R) the cost of equity-settled awards generally is based on fair value at date of grant, adjusted for subsequent modifications of terms or conditions, while cash-settled awards require remeasurement of fair value at the end of each reporting period. SFAS No. 123(R) does not prescribe or specify a preference for a particular valuation technique or model for estimating the fair value of employee stock options and similar awards but instead requires consideration of certain factors in selecting one that is appropriate for the unique substantive characteristics of the instruments awarded. SFAS No. 123(R) is effective as of the first interim or annual reporting period beginning after June 15, 2005 and generally requires adoption using a modified version of prospective application. Under "modified prospective" application, SFAS No. 123(R) applies to new awards granted and to awards modified, repurchased, or cancelled after the required effective date. Additionally, compensation cost for unvested awards outstanding as of the required effective date must be recognized prospectively over the remaining requisite service/vesting period based on the fair values of those awards as already calculated under SFAS No. 123. Entities may further elect to apply SFAS No. 123(R) on a "modified retrospective" basis to give effect to the fair value based method of accounting for awards granted, modified, or settled in cash in earlier periods. The cumulative effect of initial application, if any, is recognized as of the required effective date.

    As more fully described in Note 21 of Notes to Consolidated Financial Statements, the Company elected under SFAS No. 123 to continue to account for stock-based compensation using the intrinsic value method and instead to provide only pro-forma disclosure of the effect on net earnings from applying the fair value based method. Consequently, adoption of SFAS No. 123(R) would be expected to result in recognition of compensation expense for certain types of the Company's equity-settled awards, such as options to purchase AXA ADRs, for which no cost previously would have been charged to net earnings under the intrinsic value method. Similarly, certain types of the Company's cash-settled awards, such as stock appreciation rights, may be expected to result either in different amounts of compensation expense or different patterns of expense recognition under SFAS No. 123(R) as compared to the intrinsic value method. Management of the Company currently is assessing the impact of adoption of SFAS No. 123(R), including measurement and reporting of related income tax effects, selection of an appropriate valuation model and determination of assumptions, as well as consideration of plan design issues.

    On May 19, 2004, the FASB approved the issuance of FASB Staff Position ("FSP") No. 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003", effective for the first interim or annual period beginning after June 15, 2004. FSP 106-2 provides guidance on the accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("MMA") for employers that sponsor postretirement health care plans that provide prescription drug benefits. MMA introduced a new prescription drug benefit under Medicare that will go into effect in 2006 and also includes a Federal subsidy payable to plan sponsors equal to 28% of certain prescription drug benefits payable to

    Medicare-eligible retirees. The subsidy only is available to an employer that sponsors a retiree medical plan that includes a prescription drug benefit that is at least as valuable as (i.e., actuarially equivalent to) the new Medicare coverage. The subsidy is not subject to Federal income tax.

    Clarifying regulations are expected to be issued by the Centers for Medicare and Medicaid Services to address the interpretation and determination of actuarial equivalency under MMA. In accordance with the provisions of FSP 106-2, management and its actuarial advisors will re-evaluate actuarial equivalency as new information about its interpretation or determination become available. Management and its actuarial advisors have not as yet been able to conclude whether the prescription drug benefits provided under the Company's retiree medical plans are actuarially equivalent to the new Medicare prescription drug benefits for 2006 and future years. Consequently, measurements of the accumulated postretirement benefit obligation and net periodic postretirement benefit cost for these plans at and for the period ended December 31, 2004 do not reflect any amount associated with enactment of MMA, including the subsidy.

    Investments
    -----------

    The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

    Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

    Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

    Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

    Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

    Real estate investments meeting the following criteria are classified as real estate held-for-sale:
       o Management having the authority to approve the action commits the organization to a plan to sell the property.
       o The property is available for immediate sale in its present condition subject only to terms that are usual and customary forthe sale of such assets.
       o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
       o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
       o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
       o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

    Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

    Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2004 were not significant.

    Valuation allowances are netted against the asset categories to which they apply.

    Policy loans are stated at unpaid principal balances.

    Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN No. 46(R) requirements for consolidation are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN No. 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

    Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

    Short-term investments are stated at amortized cost, which approximates fair value, and are included with other invested assets.

    Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

    All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

    Net Investment Income, Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)
    --------------------------------------------------------------------

    Net investment income and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

    Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

    Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

    Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to Other Discontinued Operations, Closed Block policyholders dividend obligation, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

    Recognition of Insurance Income and Related Expenses
    ----------------------------------------------------

    Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

    Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

    For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

    Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

    Deferred Policy Acquisition Costs
    ---------------------------------

    Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

    For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

    A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Expected future gross profit assumptions related to Separate Account performance are set by management using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.95% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.95% net of product weighted average Separate Account fees) and 0% (-2.05% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2004, current projections of future average gross market returns assume a 2.3% return for 2005, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9.0% after 1.5 years.

    In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

    Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

    For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2004, the average rate of assumed investment yields, excluding policy loans, was 7.0% grading to 6.3% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

    For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

    Policyholders' Account Balances and Future Policy Benefits
    ----------------------------------------------------------

    Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

    AXA Equitable issues certain variable annuity products with a Guaranteed Minimum Death Benefit ("GMDB") feature. AXA Equitable also issues certain variable annuity products that contain a Guaranteed Minimum Income Benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

    Reinsurance contracts covering GMIB exposure are considered derivatives under SFAS No. 133 and, therefore, are required to be reported in the balance sheet at their fair value. GMIB reinsurance fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB reinsurance fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates.

    For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

    For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

    For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.0% to 10.9% for life insurance liabilities and from 2.25% to 8.85% for annuity liabilities.

    Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

    Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $71.7 million and $69.9 million at December 31, 2004 and 2003, respectively. At December 31, 2004 and 2003, respectively, $1,081.5 million and $1,069.8 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group (see Note 12). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                  2004               2003                2002
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Incurred benefits related to current year..........  $        35.0       $       33.8       $       36.6
        Incurred benefits related to prior years...........           12.8               (2.8)              (6.3)
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $        47.8       $       31.0       $       30.3
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        12.9       $       12.1       $       11.5
        Benefits paid related to prior years...............           33.1               34.9               37.2
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $        46.0       $       47.0       $       48.7
                                                            =================   ================   =================

    Policyholders' Dividends
    ------------------------

    The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

    At December 31, 2004, participating policies, including those in the Closed Block, represent approximately 16.5% ($32.6 billion) of directly written life insurance in-force, net of amounts ceded.

    Separate Accounts
    -----------------

    Generally, Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Insurance Group. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Two of those Separate Accounts were reclassified to the general account in connection with the adoption of SOP 03-1 as of January 1, 2004.

    The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2004, 2003 and 2002, investment results of such Separate Accounts were gains (losses) of $2,191.4 million, $(466.2) million and $(4,740.7) million, respectively.

    Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

    Recognition of Investment Management Revenues and Related Expenses
    ------------------------------------------------------------------

    Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and services base fees, generally calculated as a percentage, referred to as "basis points", of assets under management for clients, are recorded as revenue as the related services are performed; they include brokerage transactions charges of Sanford C. Bernstein & Co., LLC ("SCB LLC"), a wholly owned subsidiary of Alliance, for certain private client transactions and institutional investment management client transactions. Certain investment advisory contracts provide for a performance fee in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance fees are recorded as revenue at the end of the measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited, a wholly owned subsidiary of Alliance, for in-depth research and other services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

    Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end Alliance mutual funds sold without a front-end sales charge are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years, the periods of time during which deferred sales commissions are generally recovered from distribution services fees received from those funds and from contingent deferred sales charges ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions in unamortized deferred sales commissions when received. At December 31, 2004 and

    2003, respectively, net deferred sales commissions totaled $254.5 million and $387.2 million and are included within Other assets. The estimated amortization expense of deferred sales commission, based on December 31, 2004 net balance for each of the next five years is approximately $20.7 million.

    Alliance's management tests the deferred sales commission asset for recoverability quarterly, or more often when events or changes in circumstances occur that could significantly increase the risk of impairment of the asset. Alliance's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

    Significant assumptions utilized to estimate future average assets under management of back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the last five years. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions. Alliance's management considers the results of these analyses performed at various dates. If Alliance's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using Alliance's management's best estimate of future cash flows discounted to a present value amount.

    Other Accounting Policies
    -------------------------

    In accordance with regulations of the Securities and Exchange Commission ("SEC"), securities with a fair value of $1.49 billion and $1.29 billion have been segregated in a special reserve bank custody account at December 31, 2004 and 2003, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 under the Securities Exchange Act of 1934, as amended.

    Intangible assets related to the Bernstein acquisition include costs assigned to contracts of businesses acquired. These costs continue to be amortized on a straight-line basis over estimated useful lives of twenty years. Other intangible assets are amortized on a straight-line basis over their estimated useful lives of twenty years.

    Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

    The Holding Company and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

    Minority interest subject to redemption rights represents the remaining 16.3 million of private Alliance Units issued to former Bernstein shareholders in connection with Alliance's acquisition of Bernstein. The Holding Company agreed to provide liquidity to these former Bernstein shareholders after a two-year lock-out period which ended October 2002. The Company acquired
    16.32 million of the former Bernstein shareholders' Alliance Units in 2004. The outstanding 16.3 million Alliance Units may be sold to the Holding Company at the prevailing market price over the remaining five years ending in 2009.

    Generally, not more than 20% of the original Alliance Units issued to the former Bernstein shareholders may be put to the Holding Company in any one annual period.

    The Company accounts for its stock option plans and other stock-based compensation plans in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 21 of Notes to Consolidated Financial Statements for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

3)  INVESTMENTS

    The following tables provide additional information relating to fixed maturities and equity securities:

                                                               GROSS              GROSS
                                          AMORTIZED          UNREALIZED         UNREALIZED          ESTIMATED
                                             COST              GAINS              LOSSES            FAIR VALUE
                                        ---------------   -----------------  -----------------   ---------------
                                                                     (IN MILLIONS)
    DECEMBER 31, 2004
    Fixed Maturities:
      Available for Sale:
        Corporate.....................   $    22,285.8     $    1,684.3       $       45.3       $   23,924.8
        Mortgage-backed...............         3,472.4             47.7                9.7            3,510.4
        U.S. Treasury, government
          and agency securities.......           964.1             54.9                1.3            1,017.7
        States and political
          subdivisions................           187.1             20.6                 .8              206.9
        Foreign governments...........           245.1             47.2                 .1              292.2
        Redeemable preferred stock....         1,623.1            151.4                4.2            1,770.3
                                        ----------------- -----------------  -----------------  ----------------
          Total Available for Sale....   $    28,777.6     $    2,006.1       $       61.4       $   30,722.3
                                        ================= =================  =================  ================
    Equity Securities:
      Available for sale..............   $         1.0     $        1.2       $         .1       $        2.1
      Trading securities..............              .4              1.0                 .2                1.2
                                        ----------------- -----------------  -----------------  ----------------
    Total Equity Securities...........   $         1.4     $        2.2       $         .3       $        3.3
                                        ================= =================  =================  ================
    December 31, 2003
    Fixed Maturities:
      Available for Sale:
        Corporate.....................   $    20,653.7     $    1,726.2       $       84.7       $   22,295.2
        Mortgage-backed...............         3,837.0             57.0               17.4            3,876.6
        U.S. Treasury, government
          and agency securities.......           812.3             58.7                 .5              870.5
        States and political
          subdivisions................           188.2             14.1                2.0              200.3
        Foreign governments...........           248.4             45.9                 .3              294.0
        Redeemable preferred stock....         1,412.0            151.1                4.2            1,558.9
                                        ----------------- -----------------  -----------------  ----------------
          Total Available for Sale....   $    27,151.6     $    2,053.0       $      109.1       $   29,095.5
                                        ================= =================  =================  ================
    Equity Securities:
      Available for sale..............   $        11.6     $        1.2       $         .2       $       12.6
      Trading securities..............             1.9               .6                1.5                1.0
                                        ----------------- -----------------  -----------------  ----------------
    Total Equity Securities...........   $        13.5     $        1.8       $        1.7       $       13.6
                                        ================= =================  =================  ================


    For publicly-traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2004 and 2003, securities without a readily ascertainable market value having an amortized cost of $4,138.7 million and $4,462.1 million, respectively, had estimated fair values of $4,446.0 million and $4,779.6 million, respectively.

    The contractual maturity of bonds at December 31, 2004 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                                ------------------------------------
                                                                                   AMORTIZED          ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Due in one year or less................................................  $      878.8       $      895.5
        Due in years two through five..........................................       5,162.9            5,512.4
        Due in years six through ten...........................................      10,355.1           11,145.6
        Due after ten years....................................................       7,285.3            7,888.1
        Mortgage-backed securities.............................................       3,472.4            3,510.4
                                                                                ----------------   -----------------
        Total..................................................................  $   27,154.5       $   28,952.0
                                                                                ================   =================

    Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

    The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process culminates with a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. The review considers an analysis of individual credit metrics of each issuer as well as industry fundamentals and the outlook for the future. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be impaired, then the appropriate provisions are taken.

    The following table discloses fixed maturities (636 issues) that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2004:

                                  LESS THAN 12 MONTHS             12 MONTHS OR LONGER                   TOTAL
                             -------------------------------  ----------------------------   ----------------------------
                                                   GROSS                         GROSS                          GROSS
                                ESTIMATED       UNREALIZED     ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED
                                FAIR VALUE        LOSSES       FAIR VALUE       LOSSES        FAIR VALUE       LOSSES
                             --------------- ---------------  -------------  -------------   -------------  -------------
                                                                    (IN MILLIONS)

   Fixed Maturities:
     Corporate.............  $     1,709.6   $       20.0     $      545.4   $       25.3    $    2,255.0    $      45.3
     Mortgage-backed.......          776.5            8.5             69.6            1.2           846.1            9.7
     U.S. Treasury,
       Government and
       Agency securities...          138.4            1.1              4.8             .2           143.2            1.3
     States and political
       Subdivisions........            -              -               19.4             .8            19.4             .8
     Foreign governments...            5.0             .1              -              -               5.0             .1
     Redeemable
       Preferred stock.....           58.0            3.5             14.3             .7            72.3            4.2
                             --------------- ---------------  -------------  -------------   -------------  ------------
   Total Temporarily
     Impaired Securities ..  $     2,687.5   $       33.2     $      653.5   $       28.2    $    3,341.0   $       61.4
                             =============== ===============  =============  =============   =============  ============

    The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2004, approximately $987.3 million or 3.6% of the $27,154.5 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

    At December 31, 2004, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $15.5 million.

    The Insurance Group holds equity in limited partnership interests and other equity method investments that primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2004 and 2003 were $891.0 million and $775.5 million, respectively.

    The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $17.6 million and $122.4 million at December 31, 2004 and 2003, respectively. Gross interest income on these loans included in net investment income aggregated $6.9 million, $7.8 million and $5.3 million in 2004, 2003 and 2002, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $8.5 million, $10.0 million and $6.8 million in 2004, 2003 and 2002, respectively.

    Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                     DECEMBER 31,
                                                                       ----------------------------------------
                                                                              2004                 2003
                                                                       -------------------  -------------------
                                                                                    (IN MILLIONS)
    Impaired mortgage loans with investment valuation allowances......   $         89.4       $        149.4
    Impaired mortgage loans without investment valuation allowances...             10.7                 29.1
                                                                       -------------------  -------------------
    Recorded investment in impaired mortgage loans....................            100.1                178.5
    Investment valuation allowances...................................            (11.3)               (18.8)
                                                                       -------------------  -------------------
    Net Impaired Mortgage Loans.......................................   $         88.8       $        159.7
                                                                       ===================  ===================

    During 2004, 2003 and 2002, respectively, the Company's average recorded investment in impaired mortgage loans was $148.3 million, $180.9 million and $138.1 million. Interest income recognized on these impaired mortgage loans totaled $11.4 million, $12.3 million and $10.0 million for 2004, 2003 and 2002, respectively.

    Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2004 and 2003, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $79.2 million and $143.2 million.

    The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2004 and 2003, the carrying value of equity real estate held-for-sale amounted to zero and $56.9 million, respectively. For 2004, 2003 and 2002, respectively, real estate of zero, $2.8 million and $5.6 million was acquired in satisfaction of debt. At December 31, 2004 and 2003, the Company owned $221.0 million and $275.8 million, respectively, of real estate acquired in satisfaction of debt of which $2.2 million and $3.6 million, respectively, are held as real estate joint ventures.

    Accumulated depreciation on real estate was $207.5 million and $189.6 million at December 31, 2004 and 2003, respectively. Depreciation expense on real estate totaled $20.8 million, $38.8 million and $18.0 million for 2004, 2003 and 2002, respectively.

    Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                   2004              2003                2002
                                                            ----------------    ----------------   -----------------
                                                                                 (IN MILLIONS)
    Balances, beginning of year..........................   $        20.5       $       55.0       $       87.6
    Additions charged to income..........................             3.9               12.2               32.5
    Deductions for writedowns and
      asset dispositions.................................           (13.1)             (15.2)             (65.1)
    Deduction for transfer of real estate held-for-sale
      to real estate held for the production of income...             -                (31.5)               -
                                                            ----------------    ----------------   -----------------
    Balances, End of Year................................   $        11.3       $       20.5       $       55.0
                                                            ================    ================   =================

    Balances, end of year comprise:
      Mortgage loans on real estate......................   $        11.3       $       18.8       $       23.4
      Equity real estate.................................             -                  1.7               31.6
                                                            ----------------    ----------------   -----------------
    Total................................................   $        11.3       $       20.5       $       55.0
                                                            ================    ================   =================

4)  EQUITY METHOD INVESTMENTS

    Included in equity real estate or other equity investments, as appropriate, is the Company's interest in real estate joint ventures, limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,008.2 million and $896.9 million, respectively, at December 31, 2004 and 2003. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $66.2 million, $4.3 million and $(18.3) million, respectively, for 2004, 2003 and 2002.

    Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (6 and 6 individual ventures at December 31, 2004 and 2003, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                        DECEMBER 31,
                                                                            ------------------------------------
                                                                                  2004                2003
                                                                            ----------------   -----------------
                                                                                         (IN MILLIONS)
    BALANCE SHEETS
    Investments in real estate, at depreciated cost........................  $       537.1      $       551.6
    Investments in securities, generally at estimated fair value...........          162.4              204.8
    Cash and cash equivalents..............................................           13.5               37.6
    Other assets...........................................................           23.0               22.8
                                                                            ----------------   -----------------
    Total Assets...........................................................  $       736.0      $       816.8
                                                                            ================   =================

    Borrowed funds - third party...........................................  $       254.3      $       259.7
    Other liabilities......................................................           17.4               19.5
                                                                            ----------------   -----------------
    Total liabilities......................................................          271.7              279.2
                                                                            ----------------   -----------------

    Partners' capital......................................................          464.3              537.6
                                                                            ----------------   -----------------
    Total Liabilities and Partners' Capital................................  $       736.0      $       816.8
                                                                            ================   =================

    The Company's Carrying Value in These Entities Included Above..........  $       168.8      $       168.8
                                                                            ================   =================

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                              (IN MILLIONS)
    STATEMENTS OF EARNINGS
    Revenues of real estate joint ventures.............  $        95.2       $       95.6       $       98.4
    Net revenues (losses) of
      other limited partnership interests..............           19.8               26.0              (23.2)
    Interest expense - third party.....................          (16.9)             (18.0)             (19.8)
    Other expenses.....................................          (64.0)             (61.7)             (59.3)
                                                        -----------------   ----------------   -----------------
    Net Earnings (Losses)..............................  $        34.1       $       41.9       $       (3.9)
                                                        =================   ================   =================

    The Company's Equity in Net Earnings of These
      Entities Included Above..........................  $        11.0       $        5.0       $       12.8
                                                        =================   ================   =================

5)  NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

    The sources of net investment income follows:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Fixed maturities...................................  $     1,879.5       $    1,792.6       $    1,755.4
    Mortgage loans on real estate......................          249.6              279.5              314.8
    Equity real estate.................................          124.8              136.9              153.7
    Other equity investments...........................           78.4               49.3              (45.4)
    Policy loans.......................................          251.0              260.1              269.4
    Other investment income............................           92.0               66.8              114.1
                                                        -----------------   ----------------   -----------------

      Gross investment income..........................        2,675.3            2,585.2            2,562.0

      Investment expenses..............................         (173.9)            (198.3)            (184.8)
                                                        -----------------   ----------------   -----------------

    Net Investment Income..............................  $     2,501.4       $    2,386.9       $    2,377.2
                                                        =================   ================   =================

    Investment gains (losses) by investment category, including changes in the valuation allowances, follow:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Fixed maturities...................................  $        26.3       $     (100.7)      $     (374.3)
    Mortgage loans on real estate......................             .2                1.3                3.7
    Equity real estate.................................           11.6               26.8              101.5
    Other equity investments...........................           24.4                2.0                3.3
    Issuance and sales of Alliance Units...............            -                  -                   .5
    Other..............................................            2.5                8.3              (13.2)
                                                        -----------------   ----------------   -----------------
      Investment gains (losses), net...................  $        65.0       $      (62.3)      $     (278.5)
                                                        =================   ================   =================

    Writedowns of fixed maturities amounted to $36.4 million, $193.2 million and $312.8 million for 2004, 2003 and 2002, respectively. Writedowns of mortgage loans on real estate and equity real estate amounted to $10.3 million and zero, respectively, for 2004 and $5.2 million and zero, respectively, for 2003.

    For 2004, 2003 and 2002, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $2,908.3 million, $4,773.5 million and $7,176.3 million. Gross gains of $47.7 million, $105.1 million and $108.4 million and gross losses of $9.7 million, $39.5 million and $172.9 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2004, 2003 and 2002 amounted to $.8 million, $416.8 million and $1,047.8 million, respectively.

    In 2004, 2003 and 2002, respectively, net unrealized holding gains (losses) on trading account equity securities of $.3 million, $2.1 million, and $.5 million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $1.2 million and $1.0 million and costs of $.4 million and $1.9 million at December 31, 2004 and 2003, respectively.

    For 2004, 2003 and 2002, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $70.4 million, $76.5 million and $92.1 million, respectively.

    Net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Other Discontinued Operations on a line-by-line basis, follow:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Balance, beginning of year.........................  $       892.8       $      681.1       $      215.5
    Changes in unrealized investment gains (losses)....          (12.8)             440.8            1,049.9
    Changes in unrealized investment (gains) losses
      attributable to:
        Participating group annuity contracts,
           Closed Block policyholder dividend
           obligation and other........................           (1.5)             (53.0)            (157.3)
        DAC............................................           (2.5)             (65.7)            (174.1)
        Deferred income taxes..........................           (1.9)            (110.4)            (252.9)
                                                        -----------------   ----------------   -----------------
    Balance, End of Year...............................  $       874.1       $      892.8       $      681.1
                                                        =================   ================   =================

                                                                  2004                2003              2002
                                                         ----------------    -----------------  ----------------
                                                                               (IN MILLIONS)
    Balance, end of year comprises:
      Unrealized investment gains (losses) on:
        Fixed maturities...............................  $     2,003.2       $    2,015.7       $    1,572.0
        Other equity investments.......................            1.2                1.5               (1.5)
        Other..........................................          (28.1)             (28.1)             (22.2)
                                                         ----------------    -----------------  ----------------
          Total........................................        1,976.3            1,989.1            1,548.3
      Amounts of unrealized investment (gains) losses
        attributable to:
          Participating group annuity contracts,
            Closed Block policyholder dividend
            obligation and other.......................         (275.7)            (274.2)            (221.2)
          DAC..........................................         (342.2)            (339.7)            (274.0)
          Deferred income taxes........................         (484.3)            (482.4)            (372.0)
                                                         ----------------    -----------------  ----------------
    Total..............................................  $       874.1       $      892.8       $      681.1
                                                         ================    =================  ================

    Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

6)  ACCUMULATED OTHER COMPREHENSIVE INCOME

    Accumulated other comprehensive income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)

    Unrealized gains on investments....................  $       874.1       $      892.8       $      681.1
                                                        -----------------   ----------------   -----------------
    Total Accumulated Other
      Comprehensive Income.............................  $       874.1       $      892.8       $      681.1
                                                        =================   ================   =================

    The components of other comprehensive income for the past three years follow:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Net unrealized gains (losses) on investments:
      Net unrealized gains arising during
        the period.....................................  $        69.4       $      416.6       $    1,008.9
      (Gains) losses reclassified into net earnings
        during the period..............................          (82.2)              24.2               41.0
                                                        -----------------   ----------------   -----------------
    Net unrealized gains on investments................          (12.8)             440.8            1,049.9
    Adjustments for policyholders liabilities,
        DAC and deferred income taxes..................           (5.9)            (229.1)            (584.3)
                                                        -----------------   ----------------   -----------------

    Change in unrealized (losses) gains, net of
        adjustments....................................          (18.7)             211.7              465.6
    Change in minimum pension liability................            -                  -                   .1
                                                        -----------------   ----------------   -----------------
    Total Other Comprehensive (Loss) Income............  $       (18.7)      $      211.7       $      465.7
                                                        =================   ================   =================

 7) CLOSED BLOCK

    The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

    If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force,

    Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

    Summarized financial information for the Closed Block is as follows:

                                                                             DECEMBER 31,         December 31,
                                                                                 2004                 2003
                                                                           -----------------    -----------------
                                                                                       (IN MILLIONS)

    CLOSED BLOCK LIABILITIES:
    Future policy benefits, policyholders' account balances and other....  $     8,911.5        $     8,972.1
    Policyholder dividend obligation.....................................          264.3                242.1
    Other liabilities....................................................          122.1                129.5
                                                                           -----------------    -----------------
    Total Closed Block liabilities.......................................        9,297.9              9,343.7
                                                                           -----------------    -----------------

    ASSETS DESIGNATED TO THE CLOSED BLOCK:
    Fixed maturities, available for sale, at estimated fair value
      (amortized cost of $5,488.6 and $5,061.0)..........................        5,823.2              5,428.5
    Mortgage loans on real estate........................................        1,098.8              1,297.6
    Policy loans.........................................................        1,322.5              1,384.5
    Cash and other invested assets.......................................           37.1                143.3
    Other assets.........................................................          187.0                199.2
                                                                           -----------------    -----------------
     Total assets designated to the Closed Block.........................        8,468.6              8,453.1
                                                                           -----------------    -----------------

    Excess of Closed Block liabilities over assets designated to
       the Closed Block..................................................          829.3                890.6

    Amounts included in accumulated other comprehensive income:
       Net unrealized investment gains, net of deferred income tax expense of $24.6 and $43.9 and policyholder dividend
         obligation of $264.3 and $242.1.................................           45.7                 81.6
                                                                           -----------------    -----------------

    Maximum Future Earnings To Be Recognized From Closed Block
       Assets and Liabilities............................................  $       875.0        $       972.2
                                                                           =================    =================


    Closed Block revenues and expenses were as follows:

                                                                2004               2003                 2002
                                                           ----------------   ----------------   --------------------
                                                                               (IN MILLIONS)

    REVENUES:
    Premiums and other income............................   $      471.0       $      508.5       $       543.8
    Investment income (net of investment
       expenses of $.3, $2.4, and $5.4)..................          554.8              559.2               582.4
    Investment gains (losses), net.......................           18.6              (35.7)              (47.0)
                                                           ----------------   ----------------   --------------------
    Total revenues.......................................        1,044.4            1,032.0             1,079.2
                                                           ----------------   ----------------   --------------------

    BENEFITS AND OTHER DEDUCTIONS:
    Policyholders' benefits and dividends................          887.3              924.5               980.2
    Other operating costs and expenses...................            3.5                4.0                 4.4
                                                           ----------------   ----------------   --------------------
    Total benefits and other deductions..................          890.8              928.5               984.6
                                                           ----------------   ----------------   --------------------

    Net revenues before income taxes.....................          153.6              103.5                94.6
    Income tax expense...................................          (56.4)             (37.5)              (34.7)
                                                           ----------------   ----------------   --------------------
    Net Revenues.........................................   $       97.2       $       66.0       $        59.9
                                                           ================   ================   ====================

    Reconciliation of the policyholder dividend obligation is as follows:

                                                                                       DECEMBER 31,
                                                                            ------------------------------------
                                                                                 2004                2003
                                                                            ----------------   -----------------
                                                                                       (IN MILLIONS)
    Balance at beginning of year...........................................  $       242.1      $       213.3
    Unrealized investment gains............................................           22.2               28.8
                                                                            ----------------   -----------------
    Balance at End of Year ................................................  $       264.3      $       242.1
                                                                            ================   =================

    Impaired mortgage loans along with the related investment valuation allowances follows:

                                                                                      DECEMBER 31,
                                                                           ------------------------------------
                                                                                2004                2003
                                                                           ----------------   -----------------
                                                                                      (IN MILLIONS)
    Impaired mortgage loans with investment valuation allowances...........  $        59.5      $        58.3
    Impaired mortgage loans without investment valuation allowances........            2.3                5.8
                                                                            ----------------   -----------------
    Recorded investment in impaired mortgage loans.........................           61.8               64.1
    Investment valuation allowances........................................           (4.2)              (3.7)
                                                                            ----------------   -----------------
    Net Impaired Mortgage Loans............................................  $        57.6      $        60.4
                                                                            ================   =================

    During 2004, 2003 and 2002, the Closed Block's average recorded investment in impaired mortgage loans was $64.2 million, $51.9 million and $26.0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $4.7 million, $2.7 million and $2.1 million for 2004, 2003 and 2002, respectively.

    Valuation allowances amounted to $4.0 million and $3.6 million on mortgage loans on real estate and zero and $.1 million on equity real estate at December 31, 2004 and 2003, respectively. Writedowns of fixed maturities amounted to $10.8 million, $37.8 million and $40.0 million for 2004, 2003 and 2002, respectively.

8)  OTHER DISCONTINUED OPERATIONS

    Summarized financial information for Other Discontinued Operations follows:

                                                                                     DECEMBER 31,
                                                                          --------------------------------------
                                                                                2004                 2003
                                                                          -----------------    -----------------
                                                                                      (IN MILLIONS)
    BALANCE SHEETS
    Fixed maturities, available for sale, at estimated fair value
      (amortized cost of $643.6 and $644.7)..............................  $      702.1         $      716.4
    Equity real estate...................................................         190.1                198.2
    Mortgage loans on real estate........................................          21.4                 63.9
    Other equity investments.............................................           4.4                  7.5
    Other invested assets................................................            .3                   .2
                                                                          -----------------    -----------------
      Total investments..................................................         918.3                986.2
    Cash and cash equivalents............................................         150.2                 63.0
    Other assets.........................................................          33.3                110.9
                                                                          -----------------    -----------------
    Total Assets.........................................................  $    1,101.8         $    1,160.1
                                                                          =================    =================

    Policyholders liabilities............................................  $      844.6         $      880.3
    Allowance for future losses..........................................         132.7                173.4
    Other liabilities....................................................         124.5                106.4
                                                                          -----------------    -----------------
    Total Liabilities....................................................  $    1,101.8         $    1,160.1
                                                                          =================    =================

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    STATEMENTS OF EARNINGS
    Investment income (net of investment
      expenses of $17.2, $21.0 and $18.1)..............  $        68.5       $       70.6       $       69.7
    Investment gains, net..............................            3.6                5.4               34.2
    Policy fees, premiums and other income.............            -                  -                   .2
                                                        -----------------   ----------------   -----------------
    Total revenues.....................................           72.1               76.0              104.1

    Benefits and other deductions......................          (99.4)              89.4               98.7
    (Losses charged) earnings credited  to allowance
      for future losses................................          (27.3)             (13.4)               5.4
                                                        -----------------   ----------------   -----------------
    Pre-tax loss from operations.......................            -                  -                  -
    Pre-tax earnings from releasing the allowance
      for future losses................................           12.0                5.2                8.7
    Income tax expense.................................           (4.1)              (1.8)              (3.1)
                                                        -----------------   ----------------   -----------------
    Earnings from Other
      Discontinued Operations..........................  $         7.9       $        3.4       $        5.6
                                                        =================   ================   =================

    The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

    Valuation allowances of zero and $2.5 million on mortgage loans on real estate were held at December 31, 2004 and 2003, respectively. During 2004, 2003 and 2002, discontinued operations' average recorded investment in impaired mortgage loans was $8.4 million, $16.2 million and $25.3 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1.0 million, $1.3 million and $2.5 million for 2004, 2003 and 2002, respectively.

9)  GMDB, GMIB, GMWB AND NO LAPSE GUARANTEES

    Variable Annuity Contracts - GMDB and GMIB

    The Company issues certain variable annuity contracts with GMDB and GMIB features that guarantee either:

    a) Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

    b) Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

    c) Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

    d) Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

    The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities in 2004:

                                                              GMDB               GMIB                TOTAL
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Balance at December 31, 2002.......................  $       128.4       $      117.5       $      245.9
      Paid guarantee benefits..........................          (65.6)               -                (65.6)
      Other changes in reserves........................            6.5              (31.9)             (25.4)
                                                        -----------------   ----------------   -----------------
    Balance at December 31, 2003.......................           69.3               85.6              154.9
      Paid guarantee benefits..........................          (46.8)               -                (46.8)
      Other changes in reserve.........................           45.1               32.0               77.1
                                                        -----------------   ----------------   -----------------
    Balance at December 31, 2004.......................  $        67.6       $      117.6       $      185.2
                                                        =================   ================   =================

    Related GMDB reinsurance ceded amounts were:

                                                              GMDB
                                                        -----------------
    Balance at December 31, 2002.......................  $        21.5
      Paid guarantee benefits..........................          (18.5)
      Other changes in reserves........................           14.2
                                                        -----------------
    Balance at December 31, 2003.......................           17.2
      Paid guarantee benefits..........................          (12.9)
      Other changes in reserve.........................            6.0
                                                        -----------------
    Balance at December 31, 2004.......................  $        10.3
                                                        =================

    The GMIB reinsurance contracts are considered derivatives and are reported at fair value; see Note 16 of Notes to Consolidated Financial Statements.

    The December 31, 2004 values for those variable contracts with GMDB and GMIB features are presented in the following table. Since variable contracts with GMDB guarantees may also offer GMIB guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                             RETURN
                                                               OF
                                                            PREMIUM      RATCHET    ROLL-UP     COMBO      TOTAL
                                                            -------      -------    -------     -----      -----
                                                                           (DOLLARS IN MILLIONS)
GMDB:
-----
  Account Value (1).....................................  $ 30,176     $6,264      $8,265    $10,935     $55,640
  Net amount at risk, gross ............................     $ 965       $623      $1,852        $15      $3,455
  Net amount at risk, net of amounts reinsured..........     $ 963       $419      $1,113        $15      $2,510
  Average attained age of Contractholders...............      49.6       60.1        62.6       60.3        52.0
  Percentage of Contractholders over age 70.............      7.3%       21.7%      28.2%      20.5%       10.9%
  Range of guaranteed minimum return rates..............      N/A        N/A        3%-6%      3%-6%       3%-6%

GMIB:
-----
  Account Value (2).....................................       N/A        N/A      $5,834    $14,892     $20,726
  Net amount at risk, gross ............................       N/A        N/A        $372          -        $372
  Net amount at risk, net of amounts reinsured..........       N/A        N/A         $92          -         $92
  Weighted average years remaining until annuitization..       N/A        N/A         3.7        9.2         7.3
  Range of guaranteed minimum return rates..............       N/A        N/A       3%-6%      3%-6%       3%-6%

    (1) Included General Account balances of $11,711 million, $220 million, $136 million and $440 million, respectively, for a total of $12,507 million.

    (2) Included General Account balances of $1 million and $641 million, respectively, for a total of $642 million.

    For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values.

    For contracts with the GMIB feature, the net amount at risk in the event of annuitization is defined as the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates.

    In 2003, AXA Equitable initiated a program intended to hedge certain risks associated with the GMDB feature of the Accumulator(R) series of annuity products sold beginning April 2002. In 2004, the program was expanded to include hedging for certain risks associated with the GMIB feature of the Accumulator(R) series of annuity products sold beginning 2004. This program currently utilizes exchange-traded futures contracts that are dynamically managed in an effort to reduce the economic impact of unfavorable changes in GMDB and GMIB exposures attributable to movements in the equity and fixed income markets. At December 31, 2004, the total account value and net amount at risk of contracts were $20,887 million and $21 million, respectively, for the GMDB hedge program and $7,446 million and zero, respectively, for the GMIB hedge program.

    In third quarter 2004, AXA Equitable began to sell variable annuity contracts with guaranteed minimum withdrawal benefits ("GMWB"). At December 31, 2004, the reserve for such benefits was zero.

    The following table presents the aggregate fair value of assets, by major investment fund option, held by Separate Accounts that are subject to GMDB and GMIB benefits and guarantees. Since variable contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                DECEMBER 31,       December 31,
                                                                                    2004               2003
                                                                               ----------------  ------------------
                                                                                          (IN MILLIONS)
    GMDB:
       Equity...............................................................    $   32,088        $    26,159
       Fixed income.........................................................         4,192              3,815
       Balanced.............................................................         5,342              2,761
       Other................................................................         1,551              1,497
                                                                               ----------------  ------------------
       Total................................................................    $   43,173        $    34,232
                                                                               ================  ==================

    GMIB:
       Equity...............................................................    $   14,325        $    10,025
       Fixed income.........................................................         2,425              2,319
       Balanced.............................................................         2,768                725
       Other................................................................           565                711
                                                                               ----------------  ------------------
       Total................................................................    $   20,083        $    13,780
                                                                               ================  ==================

    Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee
    ----------------------------------------------------------------------------

    The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due.

    The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

    The following table summarizes the no lapse guarantee liabilities reflected in the General Account in future policy benefits and other policyholders liabilities, and related reinsurance ceded:

                                                                 DIRECT           REINSURANCE
                                                               LIABILITY             CEDED                NET
                                                            -----------------   -----------------   -----------------
                                                                                 (IN MILLIONS)
      Balance at December 31, 2003.......................    $        37.4       $        -          $       37.4
        Impact of adoption of SOP 03-1...................            (23.4)              (1.7)              (25.1)
        Other changes in reserve.........................              6.5               (4.4)                2.1
                                                            -----------------   -----------------   -----------------
      Balance at December 31, 2004.......................    $        20.5       $       (6.1)       $       14.4
                                                            =================   =================   =================

10) SHORT-TERM AND LONG-TERM DEBT

    Short-term and long-term debt consists of the following:

                                                                                          DECEMBER 31,
                                                                          --------------------------------------
                                                                                2004                2003
                                                                          -----------------   ------------------
                                                                                        (IN MILLIONS)
    Short-term debt:
    Current portion of long-term debt...................................  $       399.9        $          -
    Promissory note, 1.44% ..............................................         248.3                248.3
                                                                          -----------------    -----------------
    Total short-term debt................................................         648.2                248.3
                                                                          -----------------    -----------------

    Long-term debt:
    AXA Equitable:
      Surplus notes, 6.95%, due 2005.....................................           -                  399.8
      Surplus notes, 7.70%, due 2015.....................................         199.8                199.8
                                                                          -----------------    -----------------
          Total AXA Equitable............................................         199.8                599.6
                                                                          -----------------    -----------------
    Alliance:
      Senior Notes, 5.625%, due 2006.....................................         399.2                398.8
      Other..............................................................           8.3                  6.5
                                                                          -----------------    -----------------
          Total Alliance.................................................         407.5                405.3
                                                                          -----------------    -----------------

    Total long-term debt.................................................         607.3              1,004.9
                                                                          -----------------    -----------------

    Total Short-term and Long-term Debt..................................  $    1,255.5         $    1,253.2
                                                                          =================    =================

    Short-term Debt
    ---------------

    AXA Equitable discontinued its commercial paper program concurrent with the maturity of its $350.0 million credit facility during the fourth quarter of 2004.

    On July 9, 2004, AXA and certain of its subsidiaries entered into a
    (euro)3.5 billion global credit facility which matures July 9, 2009, with a group of 30 commercial banks and other lenders. Under the terms of the revolving credit facility, up to $500.0 million is available to AXA Financial, the parent of AXA Equitable.

    AXA Equitable has a $350.0 million, one year promissory note, of which $101.7 million is included within Other Discontinued Operations. The promissory note, which matures in March 2005, is related to wholly owned real estate. Certain terms of the promissory note, such as interest rate and maturity date, are negotiated annually.

    At December 31, 2004 and 2003, the Company had pledged real estate of $307.1 million and $309.8 million, respectively, as collateral for certain short-term debt.

    Since 1998, Alliance has had a $425.0 million commercial paper program. In September 2002, Alliance entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders. Of the $800.0 million total, $425.0 million is intended to provide back-up liquidity for Alliance's $425.0 million commercial paper program, with the balance available for general purposes. Under this revolving credit facility, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal funds rate. The revolving credit facility contains covenants that, among other things, require Alliance to meet certain financial ratios. Alliance was in compliance with the covenants at December 31, 2004. At December 31, 2004, no borrowings were outstanding under Alliance's commercial paper program or revolving credit facilities.

    At December 31, 2004, Alliance maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to its $425.0 million commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support. At December 31, 2004, no amounts were outstanding under the ECN program.

    Long-term Debt
    --------------

    At December 31, 2004, the Company was not in breach of any debt covenants.

    At December 31, 2004, aggregate maturities of the long-term debt based on required principal payments at maturity were $400.0 million for 2005, $408.4 million for 2006, zero for 2007, 2008 and 2009, and $200.0 million thereafter.

    In August 2001, Alliance issued $400.0 million 5.625% notes pursuant to a shelf registration statement under which Alliance may issue up to $600.0 million in senior debt securities. These Alliance notes mature in 2006 and are redeemable at any time. The proceeds from the Alliance notes were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes.

11) INCOME TAXES

    A summary of the income tax expense in the consolidated statements of earnings follows:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Income tax expense:
      Current expense (benefit)........................  $       358.9       $      112.5       $     (400.0)
      Deferred expense.................................           37.4              128.0              450.9
                                                        -----------------   ----------------   -----------------
    Total..............................................  $       396.3       $      240.5       $       50.9
                                                        =================   ================   =================

    The income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Expected income tax expense........................  $       586.0       $      332.6       $      360.0
    Minority interest..................................         (110.4)             (58.7)            (128.3)
    Separate Account investment activity...............          (63.3)             (29.1)            (159.3)
    Non-taxable investment income......................          (22.6)             (20.8)               3.4
    Non-deductible penalty.............................            -                 14.8                -
    Adjustment of tax audit reserves...................            7.7               (9.9)             (34.2)
    Non-deductible goodwill and other intangibles......            2.7                -                  -
    Other..............................................           (3.8)              11.6                9.3
                                                        -----------------   ----------------   -----------------
    Income Tax Expense.................................  $       396.3       $      240.5       $       50.9
                                                        =================   ================   =================

    The components of the net deferred income taxes are as follows:

                                                   DECEMBER 31, 2004                  December 31, 2003
                                            ---------------------------------  ---------------------------------
                                                ASSETS         LIABILITIES         Assets         Liabilities
                                            ---------------  ----------------  ---------------   ---------------
                                                                       (IN MILLIONS)
    Compensation and related benefits......  $       -        $      213.9      $        -        $     271.8
    Reserves and reinsurance...............        945.1               -               801.9              -
    DAC....................................          -             2,026.8               -            1,855.6
    Unrealized investment gains............          -               483.7               -              482.4
    Investments............................          -               557.9               -              525.3
    Other..................................          -                41.9               6.7              -
                                            ---------------  ----------------  ---------------   ---------------
    Total..................................  $     945.1      $    3,324.2      $      808.6      $   3,135.1
                                            ===============  ================  ===============   ===============

    In 2002, the Company recorded a $144.3 million benefit resulting from the favorable treatment of certain tax matters related to Separate Account investment activity arising during the 1997-2001 tax years and a settlement with the Internal Revenue Service (the "IRS") with respect to such tax matters for the 1992-1996 tax years.

    In 2003, the IRS commenced an examination of the AXA Financial's consolidated Federal income tax returns, which includes the Company, for the years 1997 through 2001. Management believes this audit will have no material adverse effect on the Company's consolidated results of operations or financial position.

12) REINSURANCE AGREEMENTS

    The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

    During 2004, the Insurance Group reinsured most of its new variable life, universal life and term life policies on an excess of retention basis, retaining up to a maximum of $15 million on single-life policies and $20 million on second-to-die policies with the excess 100% reinsured. For certain segments of its business, the Insurance Group ceded 50% of the business underwritten by AXA Equitable on a guaranteed or simplified issue basis was ceded on a yearly renewable term basis. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases. Likewise, certain risks that would otherwise be reinsured on a proportional basis have been retained.

    At December 31, 2004, the Company had reinsured in the aggregate approximately 27.4% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 75.3% of its current liability exposure resulting from the GMIB feature.

    Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2004 and 2003 were $90.0 million and $29.0 million, respectively. The increase (decrease) in estimated fair value was $61.0 million and $(91.0) million for the years ended December 31, 2004 and 2003, respectively.

    At December 31, 2004 and 2003, respectively, reinsurance recoverables related to insurance contracts amounted to $2.55 billion and $2.46 billion. Reinsurance payables related to insurance contracts totaling $27.9 million and $27.5 million are included in other liabilities in the consolidated balance sheets.

    The Insurance Group cedes 100% of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $387.4 million and $389.7 million at December 31, 2004 and 2003, respectively.

    The Insurance Group also cedes a portion of its extended term insurance, paid up life insurance and guaranteed interest contracts and substantially all of its individual disability income through various coinsurance agreements.

    In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. The Insurance Group has also assumed accident, health, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves at December 31, 2004 and 2003 were $653.0 million and $587.5 million, respectively.

    The following table summarizes the effect of reinsurance (excluding group life and health):

                                                                  2004               2003                2002
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Direct premiums....................................  $       828.9       $      913.8       $      954.6
        Reinsurance assumed................................          191.2              153.2              181.4
        Reinsurance ceded..................................         (140.5)            (177.6)            (190.8)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       879.6       $      889.4       $      945.2
                                                            =================   ================   =================

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $       134.8       $      100.3       $       96.6
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $       344.7       $      390.9       $      346.3
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        50.2       $       49.7       $       54.6
                                                            =================   ================   =================

13) EMPLOYEE BENEFIT PLANS

    The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. AXA Equitable's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company uses a December 31 measurement date for its pension and postretirement plans.

    Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company made cash contributions in 2004 to the qualified plans of $10.0 million. The Company expected to require no cash contributions to the qualified plans to satisfy the minimum funding requirements for the year ended 2005.

    Components of net periodic pension expense (credit) follow:

                                                                  2004               2003                2002
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Service cost.......................................  $        34.6       $       31.8       $       32.1
        Interest cost on projected benefit obligations.....          121.9              122.6              125.3
        Expected return on assets..........................         (170.9)            (173.9)            (181.8)
        Net amortization and deferrals.....................           64.7               53.4                6.4
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Expense.......................  $        50.3       $       33.9       $      (18.0)
                                                            =================   ================   =================

    The projected benefit obligations under the pension plans were comprised of:

                                                                                       December 31,
                                                                             -----------------------------------
                                                                                 2004                2003
                                                                             ---------------   -----------------
                                                                                       (In Millions)
    Benefit obligations, beginning of year.................................  $    2,013.3       $    1,883.9
    Service cost...........................................................          28.6               26.8
    Interest cost..........................................................         121.9              122.6
    Actuarial losses ......................................................         184.0              113.5
    Benefits paid..........................................................        (135.8)            (133.5)
                                                                             ---------------   -----------------
    Benefit Obligations, End of Year.......................................  $    2,212.0       $    2,013.3
                                                                             ===============   =================

    The change in plan assets and the funded status of the pension plans was as follows:

                                                                                          December 31,
                                                                                ----------------------------------
                                                                                    2004               2003
                                                                                ---------------   ----------------
                                                                                         (In Millions)
    Plan assets at fair value, beginning of year..............................  $    2,015.1      $     1,785.4
    Actual return on plan assets..............................................         243.9              359.7
    Contributions.............................................................          11.4               10.0
    Benefits paid and fees....................................................        (143.7)            (140.0)
                                                                                ---------------   ----------------
    Plan assets at fair value, end of year....................................       2,126.7            2,015.1
    Projected benefit obligations.............................................       2,212.0            2,013.3
                                                                                ---------------   ----------------
    (Underfunding) excess of plan assets over projected benefit obligations...         (85.3)               1.8
    Unrecognized prior service cost...........................................          (9.8)             (34.8)
    Unrecognized net loss from past experience different
      from that assumed.......................................................         927.5              904.3
    Unrecognized net asset at transition......................................          (1.3)              (1.3)
                                                                                ---------------   ----------------
    Prepaid Pension Cost, Net.................................................  $      831.1      $       870.0
                                                                                ===============   ================

    The prepaid pension cost for pension plans with assets in excess of projected benefit obligations was $852.4 million and $886.4 million and the accrued liability for pension plans with accumulated benefit obligations in excess of plan assets was $21.3 million and $16.4 million at December 31, 2004 and 2003, respectively.

    The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets:

                                                                             DECEMBER 31,
                                                      ---------------------------------------------------------
                                                               2004                             2003
                                                      ---------------------------      ------------------------
                                                                             (IN MILLIONS)
                                                             ESTIMATED                    Estimated
                                                            FAIR VALUE         %          Fair Value       %
                                                      --------------------    ----     ----------------   -----
    Corporate and government debt securities.......    $       450.1          21.2     $      438.2       21.7
    Equity securities..............................          1,468.0          69.0          1,387.4       68.9
    Equity real estate ............................            192.8           9.1            184.8        9.2
    Short-term investments.........................             14.9            .7              2.1         .1
    Other..........................................               .9            -               2.6         .1
                                                      --------------------             ---------------
    Total Plan Assets..............................    $     2,126.7                   $     2,105.1
                                                      ====================             ===============

    The primary investment objective of the plans of the Company is to maximize return on assets, giving consideration to prudent risk. Strategy with respect to asset mix is designed to meet, and, if possible, exceed the long-term rate-of-return assumptions for benefit obligations. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their higher expected rate of return. Fixed income investments are included to provide less volatile return. Real Estate investments offer diversity to the total portfolio and long-term inflation protection.

    A secondary investment objective of the plans of the Company is to minimize variation in annual net periodic pension cost over the long term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus contributions.

    The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2004 and 2003.

                                                                                     AXA Financial
                                                                            --------------------------------
                                                                                2004               2003
                                                                                ----               ----
    Discount rate:
      Benefit obligation...............................................        5.75%              6.25%
      Periodic cost....................................................        6.25%              6.75%

    Rate of compensation increase:
      Benefit obligation and periodic cost.............................        5.75%              5.78%

    Expected long-term rate of return on plan assets (periodic cost)...         8.5%               8.5%

    As noted above, the pension plans' target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. Management reviewed the historical investment returns and future expectations of returns from these asset classes to conclude that a long-term expected rate of return of 8.5% is reasonable.

    The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were zero and zero, respectively, at December 31, 2004, and $51.1 million and $37.3 million, respectively, at December 31, 2003. The accumulated benefit obligation for all defined benefit pension plans was $2,072.6 million and $1,933.5 million at December 31, 2004 and 2003, respectively. The aggregate projected benefit obligation for pension plans with projected benefit obligations in excess of plan assets was zero at December 31, 2004 and $73.6 million at December 31, 2003.

    Prior to 1987, the pension plan funded participants' benefits through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $23.2 million, $24.5 million and $26.0 million for 2004, 2003 and 2002, respectively.

    The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2005, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2004 and include benefits attributable to estimated future employee service.

                                               PENSION BENEFITS
                                             --------------------
                                                 (IN MILLIONS)
                  2005.......................  $     146.3
                  2006.......................        156.2
                  2007.......................        159.4
                  2008.......................        161.3
                  2009.......................        163.8
                  Years 2010 - 2014..........        842.0

    On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "MMA") was signed into law. It introduced a prescription drug benefit under Medicare Part D that would go into effect in 2006 as well as a Federal subsidy to employers whose plans provide an "actuarially equivalent" prescription drug benefit, however, detailed regulations necessary to implement and administer the MMA have not yet been issued. Management and its actuarial advisors have not been able to conclude as yet whether the prescription drug benefits provided under the Company's retiree medical plans are actuarially equivalent to the new Medicare prescription drug benefits for 2006 and future years. Consequently, measures of the accumulated postretirement benefit obligations and net periodic postretirement benefit cost for these plans at and for the year ended December 31, 2004 do not reflect any amounts associated with enactment of MMA, including the subsidy.

    Alliance maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to Alliance in amounts equal to benefits paid under the Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, Alliance agreed to invest $96.0 million per annum for three years to fund purchases of Alliance Holding units or an Alliance sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $140.4 million, $124.2 million and $101.4 million for 2004, 2003 and 2002, respectively (including $61.3 million, $85.1 million and $63.7 million for 2004, 2003 and 2002, respectively, relating to the Bernstein deferred compensation plan).

14) DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

    Derivatives
    -----------

    The Insurance Group primarily uses derivatives for asset/liability risk management, for hedging individual securities and certain equity exposures and to reduce the Insurance Group's exposure of interest rate fluctuations. Various derivative instruments are used to achieve these objectives, including interest rate caps and floors to hedge crediting rates on interest-sensitive individual annuity contracts, interest rate futures to protect against declines in interest rates between receipt of funds and purchase of appropriate assets. In addition, the Company periodically enters into forward and futures contracts to hedge certain equity exposures, including the program to hedge certain risks associated with the GMDB/GMIB features of the Accumulator series of annuity products. At December 31, 2004, the Company's outstanding equity-based futures contracts were exchanged-traded and net settled each day. Also, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in annuity contracts issued by the Company. See Note 12 to Notes to Consolidated Financial Statements.

    Margins on individual insurance and annuity contracts are affected by interest rate fluctuations. If interest rates fall, crediting interest rates and dividends would be adjusted subject to competitive pressures. In addition, policies are subject to minimum rate guarantees. To hedge exposure to lower interest rates, the Company has used interest rate floors. At December 31, 2004 the outstanding notional amount of interest rate floors was $12.0 billion. For the year ended December 31, 2004 net unrealized losses of $3.9 million and no realized gains were recognized from floor contracts. These derivatives do not qualify for hedge accounting treatment under GAAP.

    The Company issues certain variable annuity products with GMDB and GMIB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in GMIB benefits, in the event of election, being higher than what accumulated policyholders account balances would support. The Company initiated a dynamic hedging program in the third quarter 2003, utilizing exchange traded futures contracts, to hedge certain risks associated with the GMDB feature of certain annuity products with a total account value of $20,887 million at December 31, 2004, and in 2004, initiated a similar program to hedge certain risks, associated with the GMIB feature of certain annuity products with a total account value of $7,446 million at December 31, 2004. The futures contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. The Company retains basis risk and risk associated with actual versus expected assumptions for mortality, lapse and election rate. This program does not qualify for hedge accounting treatment under GAAP. At December 31, 2004 the Company had open exchange-traded futures positions on the S&P 500, Russell 1000 and NASDAQ 100 indices, having an aggregate notional amount of $956.7 million and an initial margin requirement of $51.2 million. Contracts are net settled daily. At December 31, 2004, the Company had open exchange-traded futures positions on the 10-year U.S. Treasury Note, having an aggregate notional amount of $156.7 million and an initial margin requirement of $1.3 million. Contracts are net settled daily. For the year ended December 31, 2004, net realized losses of $63.1 million and net unrealized losses of $20.6 million were recognized from futures contracts utilized in this program and were partially offset by a similar decline in the GMDB and GMIB reserve.

    The Company is exposed to counterparty risk attributable to hedging transactions entered into with counterparties. Exposure to credit risk is controlled with the respect to each counterparty through a credit appraisal and approval process. Each counterparty is currently rated 1 by the NAIC.

    All derivatives outstanding at December 31, 2004 and 2003 are recognized on the balance sheet at their fair values. The outstanding notional amounts of derivative financial instruments purchased and sold were:

                                                                                      DECEMBER 31,
                                                                           ------------------------------------
                                                                                2004                2003
                                                                           ----------------   -----------------
                                                                                      (IN MILLIONS)
    Notional Amount by Derivative Type:
      Options:
        Floors..........................................................    $   12,000         $   12,000
        Bond and equity-based futures...................................         1,113                275
                                                                           ----------------   -----------------
      Total.............................................................    $   13,113         $   12,275
                                                                           ================   =================

    At December 31, 2004 and during the year then ended, there were no hybrid instruments that required bifurcation of an embedded derivative component under the provisions of SFAS No. 133.

    All gains and losses on derivative financial instruments utilized by the Company in 2004 and 2003 are reported in earnings. None of the derivatives were designated as qualifying hedges under SFAS No. 133. For 2004 and 2003, respectively, investment results, principally in net investment income, included gross gains of $26.2 million and $.6 million and gross losses of $114.2 million and $42.6 million that were recognized on derivative positions.

    Fair Value of Financial Instruments
    -----------------------------------

    The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

    Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2004 and 2003.

    Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

    Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

    The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

    The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

    Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

    The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7, 8 and 10 of Notes to Consolidated Financial Statements are presented below:

                                                                       DECEMBER 31,
                                            --------------------------------------------------------------------
                                                          2004                               2003
                                            ---------------------------------  ---------------------------------
                                               CARRYING         ESTIMATED         Carrying         Estimated
                                                VALUE          FAIR VALUE          Value           Fair Value
                                            ---------------  ----------------  ---------------   ---------------
                                                                       (IN MILLIONS)
    Consolidated:
    Mortgage loans on real estate..........  $    3,131.9     $     3,321.4     $     3,503.1     $    3,761.7
    Other limited partnership interests....         891.0             891.0             775.5            775.5
    Policy loans...........................       3,831.4           4,358.2           3,894.3          4,481.9
    Policyholders liabilities:
      Investment contracts.................      17,755.5          18,175.5          16,817.0         17,245.9
    Long-term debt.........................         607.3             665.9           1,004.9          1,105.7

    Closed Block:
    Mortgage loans on real estate..........  $    1,098.8     $     1,162.9     $     1,297.6     $    1,386.0
    Other equity investments...............           3.8               3.8              14.2             14.2
    Policy loans...........................       1,322.5           1,535.4           1,384.5          1,626.7
    SCNILC liability.......................          13.1              13.1              14.8             14.9

    Other Discontinued Operations:
    Mortgage loans on real estate..........  $       21.4     $        23.1     $        63.9     $       69.5
    Other equity investments...............           4.4               4.4               7.5              7.5
    Guaranteed interest contracts..........           6.8               6.8              17.8             16.3
    Long-term debt.........................         101.7             101.7             101.7            101.7

15) COMMITMENTS AND CONTINGENT LIABILITIES

    In addition to its debt and lease commitments discussed in Notes 10 and 17 of Notes to Consolidated Financial Statements, from time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2004, these arrangements included commitments by the Company to provide equity financing of $418.2 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

    AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

    The Company had $60.5 million of letters of credit related to reinsurance of which no amounts were outstanding at December 31, 2004. AXA Equitable had $29.2 million in commitments under existing mortgage loan agreements at December 31, 2004.

    In February 2002, Alliance signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCB LLC incurred in the ordinary course of its business in the event SCB LLC is unable to meet these obligations. At December 31, 2004, Alliance was not required to perform under the agreement and had no liability outstanding in connection with the agreement.

16) LITIGATION

    A number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable, Equitable Variable Life Insurance Company ("EVLICO", which was merged into AXA Equitable effective January 1, 1997), and AXA Life like other life and health insurers, from time to time are involved in such litigations.

    In October 2000, an action entitled SHAM MALHOTRA, ET AL. V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES, AXA ADVISORS, LLC AND EQUITABLE DISTRIBUTORS, INC. was commenced in the Supreme Court of the State of New York, County of Nassau. The action was brought by two individuals who purchased AXA Equitable deferred annuity products. The action purports to be on behalf of a class consisting of all persons who purchased an individual deferred annuity contract or who received a certificate to a group deferred annuity contract, sold by one of the defendants, which was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment; excluded from the class are officers, directors and agents of the defendants. The complaint alleges that the defendants engaged in fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. The complaint asserts claims for: deceptive business acts and practices in violation of the New York General Business Law (the "GBL"); use of misrepresentations and misleading statements in violation of the New York Insurance Law; false or misleading advertising in violation of the GBL; fraud, fraudulent concealment and deceit; negligent misrepresentation; negligence; unjust enrichment and imposition of a constructive trust; declaratory and injunctive relief; and reformation of the annuity contracts. The complaint seeks injunctive and declaratory relief, an unspecified amount of compensatory and punitive damages, restitution for all members of the class, and an award of attorneys' fees, costs and expenses. In October 2000, the defendants removed the action to the United States District Court for the Eastern District of New York, and thereafter filed a motion to dismiss. Plaintiffs filed a motion to remand the case to state court. In September 2001, the District Court issued a decision granting defendants' motion to dismiss and denying plaintiffs' motion to remand, and judgment was entered in favor of the defendants. In October 2001, plaintiffs filed a motion seeking leave to reopen the case for the purpose of filing an amended complaint. In addition, plaintiffs filed a new complaint in the District Court, alleging a similar class and similar facts. The new complaint asserted causes of action for violations of Federal securities laws in addition to the state law causes of action asserted in the previous complaint. In January 2002, plaintiffs amended their new complaint in response to defendants' motion to dismiss and, subsequently, in March 2002, defendants filed a motion to dismiss the amended complaint. In March 2003, the United States District Court for the Eastern District of New York: (i) granted plaintiffs' motion, filed October 2001, seeking leave to reopen their original case for the purpose of filing an amended complaint and accepted plaintiffs' proposed amended complaint, (ii) appointed the named plaintiffs as lead plaintiffs and their counsel as lead counsel for the putative class, (iii) consolidated plaintiffs' original action with their second action, which was filed in October 2001, and (iv) ruled that the court would apply AXA Equitable's motion to dismiss the amended complaint in the second action to the plaintiffs' amended complaint from the original action. In April 2003, plaintiffs filed a second amended complaint alleging violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"). The action purports to be on behalf of a class consisting of all persons who on or after October 3, 1997 purchased an individual variable deferred annuity contract, received a certificate to a group variable deferred annuity contract or made an additional investment through such a contract, which contract was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment. In May 2003, the defendants filed a motion to dismiss the second amended complaint. In February 2004, the District Court issued a decision withdrawing without prejudice defendants' motion to dismiss the second amended complaint with leave to refile because the parties did not comply with the court's Individual Motion Practices. In March 2004, defendants filed a renewed motion to dismiss the second amended complaint.

    In October 2000, an action entitled AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP V. AXA CLIENT SOLUTIONS, LLC; THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES; AND AXA FINANCIAL, INC. was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants, in connection with certain annuities issued by AXA Equitable (i) breached an agreement with the plaintiffs involving the execution of mutual fund transfers, and (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek substantial lost profits and injunctive relief, punitive damages and attorneys' fees. Plaintiffs also seek return of the withdrawal charges. In February 2001, the District Court granted in part and denied in part defendants' motion to dismiss the complaint. In March 2001, plaintiffs filed an amended complaint. The District Court granted defendants' motion to dismiss AXA Client Solutions and the Holding Company from the amended complaint, and dismissed the conversion claims in June 2001. The District Court denied defendants' motion to dismiss the remaining claims. AXA Equitable answered the amended complaint. In July 2004, the court dismissed Emerald's complaint for lack of subject matter (diversity) jurisdiction. In June 2004, Emerald filed a new complaint that was substantially similar to the complaint filed in the dismissed action against AXA Equitable, AXA Client Solutions, LLC, and AXA Financial in the United States District Court for the Northern District of Illinois. In July 2004, Emerald filed an amended complaint, to which AXA Equitable filed an answer asserting several affirmative defenses. AXA Equitable also filed a partial motion to dismiss the amended complaint. In August 2004, Emerald filed a motion to dismiss several affirmative defenses, which motion was granted in September 2004. While the monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the consolidated financial position and results of operations of the Company, management believes that the ultimate resolution of this litigation should not have a material adverse effect on the Company's consolidated financial position.

    After the District Court denied defendants' motion to assert certain defenses and counterclaims in AMERICAN NATIONAL BANK, AXA Equitable commenced an action, in December 2001, entitled THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES V. AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP, in the United States District Court for the Northern District of Illinois. The complaint arises out of the same facts and circumstances as described in AMERICAN NATIONAL BANK. AXA Equitable's complaint alleges common law fraud and equitable rescission in connection with certain annuities issued by AXA Equitable. AXA Equitable seeks unspecified money damages, rescission, punitive damages and attorneys' fees. In March 2002, defendants filed an answer to AXA Equitable's complaint and asserted counterclaims. Defendants' counterclaims allege common law fraud, violations of the Federal and Illinois Securities Acts and violations of the Illinois and New York Consumer Fraud Acts. Defendants seek unspecified money damages, punitive damages and attorneys' fees. In May 2002, the District Court granted in part and denied in part AXA Equitable's motion to dismiss defendants' counterclaims, dismissing defendants' Illinois Securities Act and New York Consumer Fraud Act claims. AXA Equitable answered defendants' remaining counterclaims. In July 2004, AXA Equitable filed a motion to dismiss this action on the ground that there is no subject matter (diversity) jurisdiction. In September 2004, the court dismissed AXA Equitable's action and retained jurisdiction over Emerald's counterclaims in that action.

    In January 2004, DH2, Inc., an entity related to Emerald Investments L.P., filed a lawsuit in the United States District Court for the Northern District of Illinois, against AXA Equitable and EQ Advisors Trust ("EQAT"), asserting claims for breach of contract and breach of fiduciary duty, claims under the Federal securities laws, and misappropriation of trade secrets. The complaint alleges that AXA Equitable and EQAT wrongfully misappropriated DH2, Inc.'s confidential and proprietary information to implement fair value pricing of securities within the subaccounts of DH2, Inc.'s variable annuity, which diminished the profitability of its proprietary trading strategy. The complaint also alleges that AXA Equitable and EQAT implemented fair value pricing for an improper purpose and without adequate disclosure. The complaint further alleges that AXA Equitable and EQAT are not permitted to implement fair value pricing of securities. In May 2004, the complaint was served on AXA Equitable and EQAT. In July 2004, DH2 filed an amended complaint adding the individual trustees as defendants. In October 2004, all defendants filed a motion to dismiss the amended complaint. In March 2005, the Court granted the motion to dismiss, dismissing DH2's claims for alleged violations of the Investment Company Act of 1940, as amended (the "Investment Company Act") with prejudice and dismissing the remaining claims without prejudice on the ground that DH2 failed to state a claim under the Federal securities laws. DH2 has until April 2005 to file a Second Amended Complaint consistent with the Court's decision.

    In November 2004, a fairness hearing in PETER FISCHEL, ET AL. V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES, a previously disclosed lawsuit, was held and a settlement was approved effective as of January 2005. Management believes that the settlement of Fischel will not have a material adverse effect on the consolidated financial position or results of operations of the Company.

    A putative class action entitled STEFANIE HIRT, ET AL. V. THE EQUITABLE RETIREMENT PLAN FOR EMPLOYEES, MANAGERS AND AGENTS, ET AL. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." The complaint challenges the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs allege that the change to the cash balance formula violates ERISA by reducing the rate of accruals based on age, failing to comply with ERISA's notice requirements and improperly applying the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violates ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. Defendants answered the complaint in October 2001. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violates ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim has been dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. The parties agreed that the new individual claims of the five named plaintiffs regarding the delivery of announcements to them would be excluded from the class certification. In April 2003, defendants filed an answer to the amended complaint. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In July 2003, defendants filed a motion for summary judgment on the grounds that plaintiffs' claims are barred by applicable statutes of limitations. In October 2003, the District Court denied that motion. In July 2004, the parties filed cross motions for summary judgment asking the court to find in their respective favors on plaintiffs' claim that (1) the cash balance formula of the retirement plan violates ERISA's age discrimination provisions and (2) the notice of plan amendment distributed by AXA Equitable violated ERISA's notice rules. Following a hearing on the motions, the court ordered a limited amount of additional discovery to be conducted followed by a subsequent hearing.

    In January 2003, a putative class action entitled BERGER ET AL. V. AXA NETWORK, LLC AND THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES was commenced in the United States District Court for the Northern District of Illinois by two former agents on behalf of themselves and other similarly situated present, former and retired agents who, according to the complaint, "(a) were discharged by Equitable Life from `statutory employee status' after January 1, 1999, because of Equitable Life's adoption of a new policy stating that in any given year, those who failed to meet specified sales goals during the preceding year would not be treated as `statutory employees,' or (b) remain subject to discharge from `statutory employee' status based on the policy applied by Equitable Life." The complaint alleges that AXA Equitable improperly "terminated" the agents' full-time life insurance salesman statutory employee status in or after 1999 by requiring attainment of minimum production credit levels for 1998, thereby making the agents ineligible for benefits and "requiring" them to pay Self-Employment Contribution Act taxes. The former agents, who assert claims for violations of ERISA and 26 U.S.C. 3121, and breach of contract, seek declaratory and injunctive relief, plus restoration of benefits and an adjustment of their benefit plan contributions and payroll tax withholdings. In March 2003, AXA Equitable filed a motion to dismiss the complaint. In July 2003, the United States District Court for the Northern District of Illinois granted in part and denied in part AXA Equitable's motion to dismiss the complaint, dismissing plaintiffs' claims for violation of 26 U.S.C. 3121 and breach of contract. AXA Equitable has answered plaintiffs' remaining claim for violation of ERISA. In July 2003, plaintiffs filed a motion for class certification. In November 2003, AXA Equitable filed its opposition to the motion for class certification. In March 2004, the District Court entered an order certifying a class consisting of "[a]ll present, former and retired Equitable agents who (a) lost eligibility for benefits under any Equitable ERISA plan during any period on or after January 1, 1999 because of the application of the policy adopted by Equitable of using compliance with specified sales goals as the test of who was a "full time life insurance salesman" and thereby eligible for benefits under any such plan, or (b) remain subject to losing such benefits in the future because of the potential application to them of that policy." Discovery has concluded and the parties have filed cross motions for summary judgment. The case has been removed from the trial calendar pending a decision on these motions.

    In May 2003, a putative class action complaint entitled ECKERT V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES was filed in the United States District Court for the Eastern District of New York, as a case related to the Malhotra action described above. The complaint asserts a single claim for relief under Section 47(b) of the Investment Company Act of 1940, as amended based on AXA Equitable's alleged failure to register as an investment company. According to the complaint, AXA Equitable was required to register as an investment company because it was allegedly issuing securities in the form of variable insurance products and allegedly investing its assets primarily in other securities. The plaintiff purports to act on behalf of all persons who purchased or made an investment in variable insurance products from AXA Equitable on or after May 7, 1998. The complaint seeks declaratory judgment permitting putative class members to elect to void their variable insurance contracts; restitution of all fees and penalties paid by the putative class members on the variable insurance products, disgorgement of all revenues received by AXA Equitable on those products, and an injunction against the payment of any dividends by AXA Equitable to the Holding Company. In June 2003, AXA Equitable filed a motion to dismiss the complaint. In June 2004, plaintiff, in connection with a settlement of a proceeding entitled ECKERT V. AXA ADVISORS, LLC, ET. AL. which was filed with the National Association of Securities Dealers, Inc., released his putative class action claim against AXA Equitable. In June 2004, plaintiff's counsel filed a motion for withdrawal of plaintiff from the putative class action lawsuit and intervention by another member of the putative class as plaintiff. In March 2005, the Court granted the motion to intervene by another member of the putative class and denied AXA Equitable's motion to dismiss without prejudice to refile the motion after the new complaint is filed.

    The ten similar and previously disclosed putative class action lawsuits, arising out of the Holding Company's acquisition of MONY, and filed between September and October 2003, against the Holding Company (and in some cases AIMA Acquisition Co., a wholly owned subsidiary of the Holding Company ("AIMA")), MONY and MONY's directors in the Court of Chancery of the State of Delaware in and for New Castle County, entitled BEAKOVITZ V. AXA FINANCIAL, INC., ET AL.; BELODOFF V. THE MONY GROUP INC., ET AL.; BRIAN V. THE MONY GROUP INC. ET AL.; BRICKLAYERS LOCAL 8 AND PLASTERERS LOCAL 233 PENSION FUND V. THE MONY GROUP, INC., ET AL.; CANTOR V. THE MONY GROUP, INC., ET AL.; E.M. CAPITAL, INC. V. THE MONY GROUP, INC., ET AL.; GARRETT V. THE MONY GROUP INC., ET AL.; LEBEDDA V. THE MONY GROUP, INC., ET AL.; MARTIN
    V. ROTH, ET AL.; and MUSKAL V. THE MONY GROUP, INC., ET AL. (collectively, the "MONY Stockholder Litigation") have been settled and dismissed with prejudice. The Company's management believes that the settlement of the MONY Stockholder Litigation will not have a material adverse effect on the consolidated financial position or results of operations of the Company.

    Related to the MONY Stockholder Litigation, the Holding Company, MONY and MONY's directors were named in two putative class action lawsuits filed in New York State Supreme Court in Manhattan, entitled LAUFER V. THE MONY GROUP, INC., ET AL. and NORTH BORDER INVESTMENTS V. BARRETT, ET AL. The complaints in these actions contain allegations substantially similar to those in the Delaware cases, and likewise purport to assert claims for breach of fiduciary duty against MONY's directors and for aiding and abetting a breach of fiduciary duty against the Holding Company. The complaints in these actions also purport to be brought on behalf of a class consisting of all MONY stockholders, excluding the defendants and their affiliates, and seek various forms of relief, including damages and injunctive relief that would, if granted, prevent the completion of the merger. In December 2003, defendants contested the claims in the LAUFER and NORTH BORDER complaints. In NORTH BORDER, in September 2004, the plaintiff agreed that it would not object to the proposed settlement before the Delaware Court of Chancery and that following a final judgment approving the settlement by the Delaware Court of Chancery, the plaintiff would dismiss its action against all defendants with prejudice. A stipulation of discontinuance for the North Border action was filed with the New York State Supreme Court in November 2004.

    In September 2004, a petition for appraisal entitled CEDE & CO. V. AXA FINANCIAL, INC. was filed in the Delaware Court of Chancery by an alleged former MONY stockholder. The petition seeks a judicial appraisal of the value of the MONY shares held by former MONY stockholders who demanded appraisal pursuant to Section 262 of the General Corporation Law of the State of Delaware and have not withdrawn their demands. The parties are engaged in discovery. On or about November 4, 2004, a petition for appraisal entitled HIGHFIELDS CAPITAL LTD. V. AXA FINANCIAL, INC. was filed in the Delaware Court of Chancery by another alleged former MONY stockholder. The relief sought by the Highfields Capital petition is substantially identical to that sought pursuant to the Cede & Co. petition. The parties are engaged in discovery. In February 2005, the Delaware Court of Chancery consolidated the two actions for all purposes.

    In April 2004, a purported nationwide class action lawsuit was filed in the Circuit Court for Madison County, Illinois entitled MATTHEW WIGGENHORN V. EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. The lawsuit alleges that AXA Equitable uses stale prices for the foreign securities within the investment divisions of its variable insurance products. The complaint further alleges that AXA Equitable's use of stale pricing diluted the returns of the purported class. The complaint also alleges that AXA Equitable breached its fiduciary duty to the class by allowing market timing in general within AXA Equitable's variable insurance products, thereby diluting the returns of the class. The lawsuit asserts causes of action for negligence, gross negligence, breach of contract, and breach of fiduciary duty and seeks unspecified compensatory and punitive damages, plus prejudgment interest, attorneys' fees and costs. In June 2004, AXA Equitable removed the case to Federal court and in July 2004 filed a motion to dismiss. In July 2004, plaintiff filed a motion to remand the action to state court. In August 2004, the court stayed the action pending a decision by the U.S. Court of Appeals for the Seventh Circuit in a case filed against Putnam Funds et al. (to which the Holding Company is not a party) regarding removal pursuant to the Securities Litigation Uniform Standards Act under similar circumstances. In February 2005, the Baltimore Federal court entered a Conditional Transfer Order, conditionally transferring the case to Federal court in Baltimore, Maryland, where the majority of so-called market timing cases against various fund families have been transferred.

    ALLIANCE LITIGATION

    In April 2002, a consolidated complaint entitled IN RE ENRON CORPORATION SECURITIES LITIGATION ("Enron Complaint") was filed in the United States District Court for the Southern District of Texas, Houston Division, against numerous defendants, including Alliance. The principal allegations of the Enron Complaint, as they pertain to Alliance, are that Alliance violated Sections 11 and 15 of the Securities Act of 1933, as amended ("Securities Act") with respect to a registration statement filed by Enron and effective with the SEC on July 18, 2001, which was used to sell $1.9 billion Enron Corp. Zero Coupon Convertible Notes due 2021. Plaintiffs allege the registration statement was materially misleading and that Frank Savage, who was at that time an employee of Alliance and who was and remains a director of the general partner of Alliance, signed the registration statement at issue. Plaintiffs further allege that Alliance was a controlling person of Frank Savage. Plaintiffs therefore assert that Alliance is itself liable for the allegedly misleading registration statement. Plaintiffs seek recission or a recissionary measure of damages. In June 2002, Alliance moved to dismiss the ENRON Complaint as the allegations therein pertain to it. In March 2003, that motion was denied. In May 2003, a First Amended Consolidated Complaint, with substantially identical allegations as to Alliance, was filed. Alliance filed its answer in June 2003. In May 2003, plaintiffs filed an Amended Motion For Class Certification. In October 2003, following the completion of class discovery, Alliance filed its opposition to class certification. Alliance's motion is pending. The case is currently in discovery.

    In May 2002, a complaint entitled THE FLORIDA STATE BOARD OF ADMINISTRATION
    V. ALLIANCE CAPITAL MANAGEMENT L.P. ("SBA Complaint") was filed in the Circuit Court of the Second Judicial Circuit, in and for Leon County, Florida against Alliance. The SBA Complaint alleges breach of contract relating to the Investment Management Agreement between The Florida State Board of Administration ("SBA") and Alliance, breach of the covenant of good faith and fair dealing contained in the Investment Management Agreement, breach of fiduciary duty, negligence, gross negligence and violation of the Florida Securities and Investor Protection Act, in connection with purchases and sales of Enron common stock for the SBA investment account. The SBA seeks more than $300 million in compensatory damages and an unspecified amount of punitive damages. In June 2002, Alliance moved to dismiss the SBA Complaint; in September 2002, the court denied Alliance's motion to dismiss the SBA Complaint in its entirety. In November 2003, the SBA filed an amended complaint ("Amended SBA Complaint"). While the Amended SBA Complaint contains the Enron claims, the Amended SBA Complaint also alleges that Alliance breached its contract with the SBA by investing in or continuing to hold stocks for the SBA's investment portfolio that were not "1-rated," the highest rating that Alliance's research analysts could assign. The SBA also added claims for negligent supervision and common law fraud. The Amended SBA Complaint seeks rescissionary damages for all purchases of stocks that were not 1-rated, as well as damages for those that were not sold on a downgrade. During the third quarter of 2004, the SBA asserted in discovery that its Enron-related and 1-rated stock-related damages (including statutory interest) are approximately $2.9 billion. In November 2004, each party moved for partial summary judgment. In January 2005, the court granted, in part, Alliance's motion. Trial commenced in March 2005.

    In September 2002, a complaint entitled LAWRENCE E. JAFFE PENSION PLAN, LAWRENCE E. JAFFE TRUSTEE U/A 1198 V. ALLIANCE CAPITAL MANAGEMENT L.P., ALFRED HARRISON AND ALLIANCE PREMIER GROWTH FUND, INC. ("Jaffe Complaint") was filed in the United States District Court for the Southern District of New York against Alliance, Alfred Harrison and Premier Growth Fund alleging violation of the Investment Company Act. Plaintiff seeks damages equal to Premier Growth Fund's losses as a result of Premier Growth Fund's investment in shares of Enron and a recovery of all fees paid to Alliance beginning November 1, 2000. In March 2003, the court granted Alliance's motion to transfer the Jaffe Complaint to the United States District Court for the District of New Jersey for coordination with the now dismissed BENAK V. ALLIANCE CAPITAL MANAGEMENT L.P. AND ALLIANCE PREMIER GROWTH FUND action then pending. In December 2003, plaintiff filed an amended complaint ("Amended Jaffe Complaint") in the United States District Court for the District of New Jersey. The Amended Jaffe Complaint alleges violations of
    Section 36(a) of the Investment Company Act, common law negligence, and negligent misrepresentation. Specifically, the Amended Jaffe Complaint alleges that (i) the defendants breached their fiduciary duties of loyalty, care and good faith to Premier Growth Fund by causing Premier Growth Fund to invest in the securities of Enron, (ii) the defendants were negligent for investing in securities of Enron, and (iii) through prospectuses and other documents, defendants misrepresented material facts related to Premier Growth Fund's investment objective and policies. In January 2004, defendants moved to dismiss the Amended Jaffe Complaint. That motion is pending.

    In December 2002, a putative class action complaint entitled PATRICK J. GOGGINS ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P. ET AL. ("Goggins Complaint") was filed in the United States District Court for the Southern District of New York against Alliance, Premier Growth Fund and individual directors and certain officers of Premier Growth Fund. In August 2003, the court granted Alliance's motion to transfer the Goggins Complaint to the United States District Court for the District of New Jersey. In December 2003, plaintiffs filed an amended complaint ("Amended Goggins Compliant") in the United States District Court for the District of New Jersey, which alleges that defendants violated Sections 11, 12(a)(2) and 15 of the Securities Act because Premier Growth Fund's registration statements and prospectuses contained untrue statements of material fact and omitted material facts. More specifically, the Amended Goggins Complaint alleges that the Premier Growth Fund's investment in Enron was inconsistent with the fund's stated strategic objectives and investment strategies. Plaintiffs seek rescissory relief or an unspecified amount of compensatory damages on behalf of a class of persons who purchased shares of Premier Growth Fund during the period October 31, 2000 through February 14, 2002. In January 2004, Alliance moved to dismiss the Amended Goggins Complaint. In
    December 2004, the court granted Alliance's motion and dismissed the case. In January 2005, plaintiff appealed the court's decision.

    In October 2003, a purported class action complaint entitled ERB ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P. ET AL. ("ERB Complaint") was filed in the Circuit Court of St. Clair County, State of Illinois against Alliance. Plaintiff, purportedly a shareholder in the Premier Growth Fund, alleges that Alliance breached unidentified provisions of Premier Growth Fund's prospectus and subscription and confirmation agreements that allegedly required that every security bought for Premier Growth Fund's portfolio must be a "1-rated" stock, the highest rating that Alliance's analysts could assign. Plaintiff alleges that Alliance impermissibly purchased shares of stocks that were not 1-rated. Plaintiff seeks rescission of all purchases of any non-1-rated stocks Alliance made for Premier Growth Fund over the past ten years, as well as an unspecified amount of damages. In June 2004, plaintiff filed an amended complaint ("Amended Erb Complaint") in the Circuit Court of St. Clair County, Illinois. The Amended Erb Complaint allegations are substantially similar to those contained in the previous complaint, however, the Amended Erb Complaint adds a new plaintiff and seeks to allege claims on behalf of a purported class of persons or entities holding an interest in any portfolio managed by Alliance's Large Cap Growth Team. The Amended Erb Complaint alleges that Alliance breached its contracts with these persons or entities by impermissibly purchasing shares of stocks that were not 1-rated. Plaintiffs seek rescission of all purchases of any non-1-rated stocks Alliance made for Premier Growth Fund and other Large Cap Growth Team clients' portfolios over the past eight years, as well as an unspecified amount of damages. In July 2004, Alliance removed the Erb action to the United States District Court for the Southern District of Illinois on the basis that plaintiffs' claims are preempted under the Securities Litigation Uniform Standards Act. In August 2004, the District Court remanded the action to the Circuit Court. In September 2004, Alliance filed a notice of appeal with respect to the District Court's order. In December 2004, plaintiffs moved to dismiss Alliance's appeal. These motions are pending.

    Market Timing-Related Matters

    In October 2003, a purported class action complaint entitled HINDO ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND ET AL. ("Hindo Complaint") was filed against Alliance, Alliance Holding, ACMC, the Holding Company, the AllianceBernstein Funds, the registrants and issuers of those funds, certain officers of Alliance (the "Alliance defendants"), and certain other defendants not affiliated with Alliance, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the Alliance defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance, including recovery of all fees paid to Alliance pursuant to such contracts.

    Since October 2003, forty-three additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against Alliance and certain other defendants, and others may be filed. Such lawsuits have asserted a variety of theories for recovery including, but not limited to, violations of the Securities Act, the Exchange Act, the Advisers Act, the Investment Company Act, the Employee Retirement Income Security Act of 1974 ("ERISA"), certain state securities statutes and common law. All of these lawsuits seek an unspecified amount of damages.

    In February 2004, the Judicial Panel on Multidistrict Litigation ("MDL Panel") transferred all Federal actions to the United States District Court for the District of Maryland ("Mutual Fund MDL"). In March 2004 and April 2004, the MDL Panel issued orders conditionally transferring the state court cases against Alliance and numerous others to the Mutual Fund MDL. Transfer of all of these actions subsequently became final. Plaintiffs in three of these four actions moved to remand the actions back to state court. In June 2004, the Court issued an interim opinion deferring decision on plaintiffs' motions to remand until a later stage in the proceedings. Subsequently, the plaintiff in the state court individual action moved the Court for reconsideration of that interim opinion and for immediate remand of her case to state court, and that motion is pending. Defendants are not yet required to respond to the complaints filed in the state court derivative actions.

    In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Alliance Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of Alliance. All four complaints include substantially identical factual allegations, which appear to be based in large part on the SEC Order. The claims in the mutual fund derivative consolidated amended complaint are generally based on the theory that all fund advisory agreements, distribution agreements and 12b-1 plans between Alliance and the AllianceBernstein Funds should be invalidated, regardless of whether market timing occurred in each individual fund, because each was approved by fund trustees on the basis of materially misleading information with respect to the level of market timing permitted in funds managed by Alliance. The claims asserted in the other three consolidated amended complaints are similar to those that the respective plaintiffs asserted in their previous Federal lawsuits.

    The Holding Company, AXA S.A. and AXA Equitable are named as defendants in the mutual fund shareholder complaint and the Alliance Holding unitholder derivative complaint. Claims have been asserted against all these companies that include both control person and direct liability. The Holding Company is named as a defendant in the mutual fund complaint and the ERISA complaint. Alliance recorded charges to income totaling $330 million during the second half 2003 in connection with establishing the $250 million restitution fund and certain other matters. During 2004, Alliance paid $296 million related to these matters (including $250 million to the restitution fund) and has cumulatively paid $302 million. Accordingly, it is possible that additional charges in the future may be required.

    Revenue Sharing-Related Matters

    In June 2004, a purported class action complaint entitled AUCOIN, ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P., ET AL. ("Aucoin Complaint") was filed against Alliance, Alliance Holding, ACMC, The Holding Company, AllianceBernstein Investment Research and Management, Inc., a wholly-owned subsidiary of Alliance ("ABIRM"), certain current and former directors of the AllianceBernstein Funds, and unnamed Doe defendants. The Aucoin Complaint names the AllianceBernstein Funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of the AllianceBernstein Growth & Income Fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from AllianceBernstein Fund assets to broker-dealers in exchange for preferential marketing services,
    (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with Alliance, including recovery of all fees paid to Alliance pursuant to such contracts, an accounting of all AllianceBernstein Fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

    Since June 22, 2004, nine additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against Alliance and certain other defendants, and others may be filed. All nine of the lawsuits (i) were brought as class actions filed in the United States District Court for the Southern District of New York, (ii) assert claims substantially identical to the Aucoin Complaint, and (iii) are brought on behalf of shareholders of AllianceBernstein Funds.

    In February 2005, plaintiffs filed a consolidated amended class action complaint that asserts claims substantially similar to the Aucion Complaint and the nine additional lawsuits referenced above.

    Directed Brokerage

    Alliance and approximately twelve other investment management firms were mentioned publicly in connection with the settlement by the SEC of charges that Morgan Stanley violated Federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC has issued subpoenas, and the NASD has issued requests for information, to Alliance in connection with this matter and Alliance has provided documents and other information to the SEC and the NASD and is cooperating fully with their investigations. On March 11, 2005, discussions commenced with the NASD that Alliance's management believes will conclude these investigations. Accordingly, Alliance recorded a $5 million charge against 2004 earnings.

    Proof of Claim-Related Matters

    In January 2005, a purported class action complaint entitled CHARLES DAVIDSON AND BERNARD SAMSON, ET AL. V. BRUCE W. CALVERT, ET AL. ("Davidson Complaint") was filed against Alliance Capital, ABIRM, various current and former directors of ACMC, and unnamed Doe defendants in the United States District Court for the Southern District of New York by alleged shareholders of AllianceBernstein Funds. The Davidson Complaint alleges that Alliance Capital, as investment advisor to the AllianceBernstein Funds, and the other defendants breached their fiduciary duties arising under Sections 36(a), 36(b) and 47(b) of the Investment Company Act by failing to ensure that the AllianceBernstein Funds participated in certain securities class action settlements for which the Funds were eligible. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, and forfeiture of all commissions and fees paid to the defendants.

    Two additional lawsuits making factual allegations substantially similar to those in the Davidson Complaint were filed against Alliance Capital and certain defendants not affiliated with Alliance Capital, and others may be filed. One of the lawsuits was brought as a class action in the United States District Court for the District of Massachusetts on behalf of alleged shareholders of the Mass Mutual family of funds. The other lawsuit was brought as a class action in the United States District Court for the Eastern District of Pennsylvania on behalf of alleged shareholders of the Vanguard family of funds. Both additional lawsuits: (i) assert claims against Alliance Capital in connection with sub-advisory services provided by Alliance Capital to the respective fund families; (ii) assert claims substantially identical to the Davidson Complaint; and (iii) seek relief substantially identical to the Davidson Complaint.

                         ------------------------------

    Although the outcome of litigation generally cannot be predicted with certainty, management believes that, except as otherwise noted, the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Except as noted above, management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

    In addition to the matters previously reported and those described above, AXA Equitable and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

17) LEASES

     The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2005 and the four successive years are $131.9 million, $121.1 million, $110.7 million, $102.8 million, $90.9 million and $715.8 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2005 and the four successive years is $11.5 million, $4.1million, $3.3 million, $2.9 million, $2.3 million and $17.5 million thereafter.

    At December 31, 2004, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2005 and the four successive years is $74.4 million, $77.6 million, $70.9 million, $73.8 million, $72.4 million and $708.5 million thereafter.

    The Company has entered into capital leases for certain information technology equipment. Future minimum payments under noncancelable capital leases for 2005 and the four successive years are $.9 million and $.6 million, $.3 million, $.3 million and $.2 million, respectively.

18) INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

    AXA Equitable is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent; pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $433.1 million during 2005. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2004, 2003 and 2002, the Insurance Group statutory net income totaled $571.4 million, $549.4 million and $451.6 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,287.3 million and 4,555.7 million at December 31, 2004 and 2003, respectively. In 2004, 2003 and 2002, respectively, AXA Equitable paid shareholder dividends of $500.0 million, $400.0 million and $500.0 million.

    At December 31, 2004, the Insurance Group, in accordance with various government and state regulations, had $32.8 million of securities deposited with such government or state agencies.

    At December 31, 2004 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2004.

    Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance and Alliance Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

    The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Net change in statutory surplus and
      capital stock....................................  $       196.8       $       43.4       $   (1,354.7)
    Change in AVR......................................          528.1              152.2             (464.7)
                                                        -----------------   ----------------   -----------------
    Net change in statutory surplus, capital stock
      and AVR..........................................          724.9              195.6           (1,819.4)
    Adjustments:
      Future policy benefits and policyholders'
        account balances...............................         (398.8)            (245.7)             255.2
      DAC..............................................          529.2              556.1              458.1
      Deferred income taxes............................          122.5               30.9             (634.6)
      Valuation of investments.........................           10.1               39.6              (74.8)
      Valuation of investment subsidiary...............         (460.3)            (321.6)           1,399.4
      Change in fair value of guaranteed minimum
        income benefit reinsurance contracts...........           61.0              (91.0)             120.0
      Shareholder dividends paid.......................          500.0              400.0              500.0
      Changes in non-admitted assets...................          (74.7)             (35.1)             384.2
      Other, net.......................................          (98.9)              (2.1)             (23.7)
      GAAP adjustments for Other Discontinued
        Operations.....................................           14.9               (2.3)              23.0
                                                        -----------------   ----------------   -----------------
    Net Earnings of the Insurance Group................  $       929.9       $      524.4       $      587.4
                                                        =================   ================   =================

                                                                              DECEMBER 31,
                                                        ---------------------------------------------------------
                                                              2004               2003                2002
                                                        -----------------   ----------------   ------------------
                                                                             (IN MILLIONS)

    Statutory surplus and capital stock................  $     4,331.5       $    4,134.7       $    4,091.3
    AVR................................................          870.0              341.9              189.7
                                                        -----------------   ----------------   ------------------
    Statutory surplus, capital stock and AVR...........        5,201.5            4,476.6            4,281.0
    Adjustments:
      Future policy benefits and policyholders'
        account balances...............................       (1,882.1)          (1,483.3)          (1,237.6)
      DAC..............................................        6,813.9            6,290.4            5,801.0
      Deferred income taxes............................       (1,770.4)          (1,729.8)          (1,835.8)
      Valuation of investments.........................        2,237.6            2,196.3            1,629.6
      Valuation of investment subsidiary...............       (1,973.3)          (1,513.0)          (1,191.4)
      Fair value of guaranteed minimum income benefit
        reinsurance contracts..........................           90.0               29.0              120.0
      Non-admitted assets..............................        1,055.5            1,130.2            1,162.3
      Issuance of surplus notes........................         (599.7)            (599.6)            (599.6)
      Other, net.......................................          147.9               77.7              157.2
      GAAP adjustments for Other Discontinued
        Operations.....................................          (96.4)            (103.9)            (108.7)
                                                        -----------------   ----------------   ------------------
    Equity of the Insurance Group......................  $     9,224.5       $    8,770.6       $    8,178.0
                                                        =================   ================   ==================

19) BUSINESS SEGMENT INFORMATION

    The Company's operations consist of Insurance and Investment Services segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

    The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual funds, and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

    The Investment Services segment is principally comprised of the investment management business of Alliance. Alliance provides diversified investment management and related services globally to a broad range of clients including: (a) institutional clients, including pension funds, endowment funds and domestic and foreign financial institutions and governments, (b) private clients, including high net worth individuals, trusts and estates, charitable foundations and other entities, by means of separately managed accounts, hedge funds and other investment vehicles, (c) individual investors, principally through a broad line of mutual funds, and (d) institutional investors by means of in-depth research, portfolio strategy, trading and other services. This segment also includes institutional Separate Accounts principally managed by Alliance that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

    Intersegment investment advisory and other fees of approximately $118.4 million, $103.0 million and $102.2 million for 2004, 2003 and 2002, respectively, are included in total revenues of the Investment Services segment.

    The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                               2004               2003               2002
                                                         -----------------   ----------------  ------------------
                                                                              (IN MILLIONS)
    SEGMENT REVENUES:
    Insurance..........................................   $     5,447.7       $     4,734.4     $     4,673.4
    Investment Services................................         3,031.5             2,738.5           2,744.9
    Consolidation/elimination..........................           (82.8)              (70.4)            (71.3)
                                                         -----------------   ----------------  ------------------
    Total Revenues.....................................   $     8,396.4       $     7,402.5     $     7,347.0
                                                         =================   ================  ==================

    SEGMENT EARNINGS (LOSS) FROM CONTINUING
      OPERATIONS BEFORE INCOME
      TAXES AND MINORITY INTEREST:
    Insurance..........................................   $       946.3       $       631.6     $       437.9
    Investment Services................................           728.8               318.6             590.7
    Consolidation/elimination..........................             (.9)                -                 -
                                                         -----------------   ----------------  ------------------
    Total Earnings from Continuing Operations
       before Income Taxes
       and Minority Interest...........................   $     1,674.2       $       950.2     $     1,028.6
                                                         =================   ================  ==================

                                                                              DECEMBER 31,
                                                         --------------------------------------------------------
                                                               2004               2003               2002
                                                         -----------------   ----------------  ------------------
                                                                              (IN MILLIONS)
    ASSETS:

    Insurance..........................................   $   110,141.1       $    98,822.1     $    80,638.7
    Investment Services................................        14,326.3            15,410.1          14,160.3
    Consolidation/elimination..........................            26.7                33.1              27.3
                                                         -----------------   ----------------  ------------------
    Total Assets.......................................   $   124,494.1       $   114,265.3     $    94,826.3
                                                         =================   ================  ==================

20) QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

    The quarterly results of operations for 2004 and 2003 are summarized below:

                                                                THREE MONTHS ENDED
                                   ------------------------------------------------------------------------------
                                       MARCH 31           JUNE 30            SEPTEMBER 30          DECEMBER 31
                                   -----------------  -----------------   ------------------   ------------------
                                                                   (IN MILLIONS)

    2004
    Total Revenues................  $     2,124.2      $     2,019.7       $    2,093.5         $    2,159.0
                                   =================  =================   ==================   ==================

    Earnings from
      Continuing Operations.......  $       227.4      $       269.3       $      204.6         $      192.5
                                   =================  =================   ==================   ==================

    Net Earnings..................  $       226.6      $       270.5       $      220.2         $      212.6
                                   =================  =================   ==================   ==================

    2003
    Total Revenues................  $     1,674.7      $     1,826.8       $    1,857.8         $    2,043.2
                                   =================  =================   ==================   ==================

    Earnings from
      Continuing Operations.......  $        35.7      $       209.7       $      134.8         $      140.8
                                   =================  =================   ==================   ==================

    Net Earnings..................  $        35.7      $       209.8       $      135.5         $      143.4
                                   =================  =================   ==================   ==================

21) ACCOUNTING FOR STOCK-BASED COMPENSATION

    The Holding Company sponsors a stock incentive plan for employees of AXA Equitable. Alliance sponsors its own stock option plans for certain employees.

    In January 2001, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the Stock Appreciation Rights is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001, the closing date of the aforementioned merger. The Company recorded an increase in the Stock Appreciation Rights liability of $14.3 million and $12.0 for 2004 and 2003, respectively, primarily reflecting the variable accounting for the Stock Appreciation Rights based on the change in the market value of AXA ADRs in 2004 and 2003.

    The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Stock-based employee compensation expense is not reflected in the statement of earnings as all options granted under those plans had an exercise price equal to the market value of the underlying common stock on the date of the grant. The following table illustrates the effect on net income had compensation expense as related to options awarded under the Holding Company's Stock Incentive Plans been determined based on SFAS No. 123's fair value based method:

                                                              2004               2003                 2002
                                                        -----------------   ----------------   -------------------
                                                                              (IN MILLIONS)
    Net income, as reported............................  $       929.9       $      524.4       $      587.4
    Less: total stock-based employee compensation
       expense determined under fair value method for
       all awards, net of income tax benefit...........          (21.4)             (35.8)             (36.0)
                                                        -----------------   ----------------   -------------------
    Pro Forma Net Earnings.............................  $       908.5       $      488.6       $      551.4
                                                        =================   ================   ===================

    The Black-Scholes option pricing model was used in determining the fair values of option awards used in the pro-forma disclosures above. The option pricing assumptions for 2004, 2003 and 2002 follow:

                                               HOLDING COMPANY                           ALLIANCE
                                   -----------------------------------------   ------------------------------
                                       2004           2003         2002          2004      2003       2002
                                   -------------  ------------- ------------   --------- ---------- ---------
     Dividend yield...............    2.24%          2.48%         2.54%         3.5       6.1%      5.80%

     Expected volatility..........     43%            46%           46%          32%        32%       32%

     Risk-free interest rate......    2.86%          2.72%         4.04%         4.0%      3.0%       4.2%

     Expected life in years.......      5              5             5            5          7         7

     Weighted average fair value
       per option at grant date...    $6.94          $4.39         $6.30        $8.00      $5.96     $5.89


    A summary of the activity in the option shares of the Holding Company and Alliance's option plans follows, including information about options outstanding and exercisable at December 31, 2004.


                                                       HOLDING COMPANY                         ALLIANCE
                                             ------------------------------------  ---------------------------------
                                                                    WEIGHTED                           WEIGHTED
                                                                    AVERAGE                            AVERAGE
                                                  AXA ADRS          EXERCISE           UNITS           EXERCISE
                                               (IN MILLIONS)         PRICE         (IN MILLIONS)        PRICE
                                             -------------------  ---------------  --------------- -----------------
        Balance at January 1, 2002.......         30.0              $31.55              15.9           $33.58
          Granted........................          6.7              $17.24               2.4           $33.32
          Exercised......................          (.2)             $10.70              (1.4)          $14.83
          Forfeited......................         (1.2)             $27.12               (.5)          $42.99
                                             -------------------                   ---------------

        Balance at December 31, 2002.....         35.3              $25.14              16.4           $34.92
          Granted........................          9.1              $12.60                .1           $35.01
          Exercised......................         (1.7)              $7.85              (1.2)          $17.26
          Forfeited......................         (1.8)             $25.16              (1.5)          $43.27
                                             -------------------                   ---------------

        Balance at December 31, 2003.....         40.9              $23.04              13.8           $35.55
          Granted........................          7.2              $20.66                .1           $33.00
          Exercised......................         (2.5)             $14.82              (2.5)          $18.43
          Forfeited......................         (1.6)             $23.74              (1.8)          $46.96
                                             -------------------                   ---------------

        Balance at December 31, 2004              44.0              $23.03               9.6           $37.82
                                             ===================                   ===============

    Information about options outstanding and exercisable at December 31, 2004 follows:

                                            OPTIONS OUTSTANDING                            OPTIONS EXERCISABLE
                             ---------------------------------------------------   -------------------------------------
                                                   WEIGHTED
                                                    AVERAGE         WEIGHTED                               WEIGHTED
              RANGE OF             NUMBER          REMAINING        AVERAGE             NUMBER              AVERAGE
              EXERCISE          OUTSTANDING       CONTRACTUAL       EXERCISE          EXERCISABLE          EXERCISE
               PRICES          (IN MILLIONS)     LIFE (YEARS)        PRICE           (IN MILLIONS)           PRICE
        ------------------  ------------------- ---------------- ---------------   ------------------   ----------------
              AXA ADRs
        ------------------
          $6.33 - $8.97               .2               1.08            $7.65               .2                 $7.65
          $10.13 - $15.12           10.1               7.39           $12.66              4.4                $12.81
          $15.91 - $22.84           15.5               7.35           $19.42              7.1                $18.51
          $25.96 - $32.87           13.1               3.65           $30.65             12.3                $30.64
          $35.85                     5.1               4.48           $35.85              5.1                $35.85
                              -----------------                                    ------------------
          $6.33 - $35.85            44.0                              $23.03             29.1                $25.71
                              =================                                    ==================

            Alliance
        ------------------
          $8.81-$18.47               1.2               2.25           $15.31              1.2                $15.31
          $25.63-$30.25              2.2               4.40           $28.05              2.1                $28.06
          $32.52-$48.50              3.1               7.01           $39.18              1.7                $42.03
          $50.15-$50.56              1.7               6.92           $50.25              1.0                $50.25
          $51.10-$58.50              1.4               5.95           $53.77              1.1                $53.76
                              -----------------                                    ------------------
          $8.81-$58.50               9.6               5.66           $37.82              7.1                $36.41
                              =================                                    ==================

    The Company's ownership interest in Alliance will continue to be reduced upon the exercise of unit options granted to certain Alliance employees. Options are exercisable over periods of up to ten years.

    In 1997, Alliance Holding established a long-term incentive compensation plan under which grants are made to key employees for terms established by Alliance Holding at the time of grant. These awards include options, restricted Alliance Holding units and phantom restricted Alliance Holding units, performance awards, other Alliance Holding unit based awards, or any combination thereof. At December 31, 2004, approximately 11.3 million Alliance Holding units of a maximum 41.0 million units were subject to options granted and .1 million Alliance Holding units were subject to awards made under this plan.

22) RELATED PARTY TRANSACTIONS

    The Company reimburses the Holding Company for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to the Holding Company of the benefits provided which totaled $55.0 million and $57.6 million, respectively, for 2004 and 2003.

    The Company paid $658.8 million and $639.1 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2004 and 2003. The Company charged AXA Distribution's subsidiaries $293.1 million and $304.4 million, respectively, for their applicable share of operating expenses for 2004 and 2003, pursuant to the Agreements for Services.

    In September 2001, AXA Equitable loaned $400.0 million to AXA Insurance Holding Co. Ltd., a subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.

    Both AXA Equitable and Alliance, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements that include technology and professional development arrangements. Payments by AXA Equitable and Alliance to AXA under such agreements totaled approximately $30.2 million and $16.7 million in 2004 and 2003, respectively. Payments by AXA and AXA affiliates to AXA Equitable under such agreements totaled $38.9 million and $32.5 million in 2004 and 2003, respectively.

    In 2003, AXA Equitable entered into a reinsurance agreement with AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an indirect wholly owned subsidiary of the Holding Company, to cede certain term insurance policies written after December 2002. AXA Equitable ceded $28.6 million and $9.0 million of premiums and $16.4 million and $2.8 million of reinsurance reserves to AXA Bermuda in 2004 and 2003, respectively.

    In 2004, as a result of the Holding Company's acquisition of MONY, the Company restructured certain operations to reduce expenses and recorded pre-tax provisions of $45.6 million related to severance and $33.0 million related to the writeoff of capitalized software. During 2004, total severance payments made to employees totaled $5.0 million.

    Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by Alliance described below:

                                                               2004               2003               2002
                                                         -----------------   ----------------  ------------------
                                                                              (IN MILLIONS)

    Investment advisory and services fees..............   $       744.6       $       748.1     $       763.2
    Distribution revenues..............................           447.3               436.0             467.5
    Shareholder servicing fees.........................            87.5                94.3             101.6
    Other revenues.....................................             8.8                11.4              10.2
    Brokerage..........................................             4.2                 4.4               7.0

23) SALE OF ALLIANCE CASH MANAGEMENT BUSINESS

    On October 28, 2004, Alliance announced that Alliance and Federated Investors, Inc. ("Federated") had reached a definitive agreement for Federated to acquire Alliance's cash management business. Under the agreement, up to $29.0 billion in assets from 22 third-party-distributed money market funds of AllianceBernstein Cash Management Services, will be transitioned into Federated money market funds at December 31, 2004. The transaction will not include the assets of AllianceBernstein Exchange Reserves, Inc., which will continue to be available to investors in other AllianceBernstein mutual funds. In addition, Alliance will continue to meet the liquidity needs of investors in its private client, managed account and institutional investment management businesses. The capital gain, net of income taxes and minority interest, that would be recognized upon the closing of the transaction in 2005 is not expected to be material to the Company. Estimated contingent payments received from Federated in the five years following the closing are expected to be similar in amount to the business's anticipated profit contribution over that period. The overall effect on earnings is, therefore, expected to be immaterial.

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (a) Financial Statements included in Part B.

         1. Separate Account Nos. 45 and 49:


            - Report of Independent Registered Accounting Firm -
              PricewaterhouseCoopers LLP;
            - Statements of Assets and Liabilities for the Year Ended
              December 31, 2004;
            - Statements of Operations for the Year Ended December 31, 2004;
            - Statements of Changes in Net Assets for the Years Ended
              December 31, 2004 and 2003; and
            - Notes to Financial Statements.


         2. AXA Equitable Life Insurance Company:


            - Report of Independent Registered Public Accounting Firm -
              PricewaterhouseCoopers LLP;
            - Consolidated Balance Sheets as of December 31, 2004 and 2003;
            - Consolidated Statements of Earnings for Years Ended December 31,
              2004, 2003, and 2002;
            - Consolidated Statements of Equity for Years Ended December 31,
              2004, 2003, and 2002;
            - Consolidated Statements of Cash Flows for Years Ended December 31,
              2004, 2003, and 2002; and
            - Notes to Consolidated Financial Statements.


         (b) Exhibits.

         The following exhibits are filed herewith:

         1. Resolutions of the Board of Directors of AXA Equitable Life Insurance Company ("AXA Equitable") authorizing the establishment of the Registrant, incorporated herein by reference to Exhibit No. (1) to Registration Statement No. 33-83750, filed February 27, 1998.

         2. Not applicable.

         3. (a) Distribution and Servicing Agreement among Equico Securities, Inc. (now AXA Advisors, LLC), The Equitable Life
                Assurance Society of the United States and Equitable Variable Life Insurance Company, dated as of May 1, 1994, incorporated herein by reference to Exhibit 3(c) to the Registration Statement on Form N-4 (File No. 2-30070) on February 14, 1995.

            (b) Letter of Agreement for Distribution Agreement among The
                Equitable Life Assurance Society of the United States and EQ Financial Consultants, Inc., (now AXA Advisors, LLC), (dated April 20, 1998 incorporated herein by reference to Exhibit 3(c) to Registration Statement No. 33-83750, filed May 1, 1998.

            (c) Form of Sales Agreement among Equitable Distributors, Inc., as
                Distributor, a Broker- Dealer (to be named) and a General Agent (to be named), incorporated herein by reference to Exhibit No. 3(b) to Registration Statement No. 33-83750, filed February 27, 1998.

            (d) Distribution Agreement for services by The Equitable Life
                Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 incorporated herein by reference to Exhibit No. 3(d) to the Registration Statement on N-4 (File No. 333-73121) filed on April 25, 2001.

            (e) Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 incorporated herein by reference to Exhibit 3(e) to the Registration Statement on N-4 (File No. 333-73121) filed on April 25, 2001.

            (f) General Agent Sales Agreement dated January 1, 2000 between The
                Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

            (g) First Amendment to General Agent Sales Agreement dated
                January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(i) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

            (h) Second Amendment to General Agent Sales Agreement dated
                January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(j) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

            (i) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

            (j) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement
                among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

         4. (a) Form of group annuity contract no. 1050-94IC, incorporated herein by reference to Exhibit 4(a) to Registration Statement No. 33-83750, filed February 27, 1998.

            (b) Forms of group annuity certificate nos. 94ICA and 94ICB, incorporated herein by reference to Exhibit 4(b) to Registration Statement No. 33-83750, filed February 27, 1998.

            (c) Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC and data pages nos. 94ICA/BIM and 94ICA/BMVA, incorporated herein by reference to Exhibit 4(c) to Registration Statement No. 33-83750, filed February 27, 1998.

            (d) Form of Guaranteed Minimum Income Benefit Endorsement to
                Contract Form No. 10-50-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(h) to Registration Statement No. 33-83750, filed April 23, 1996.

            (e) Form of endorsement No. 98Roth to Contract Form No. 1050-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(l) to Registration Statement No. 33-83750, filed December 31, 1997.

            (f) Form of Endorsement applicable to Defined Benefit Qualified Plan
                Certificates No. 98ENDQPI, incorporated herein by reference to
                Exhibit 4(r) to Registration Statement No. 33-83750, filed
                May 1, 1998.

            (g) Form of Endorsement applicable to Non-Qualified Certificates No.
                98ENJONQI, incorporated herein by reference to Exhibit 4(s) to Registration Statement No. 33-83750, filed February 27, 1998.

            (h) Form of Endorsement applicable to Defined Contribution Qualified
                Plan Certificates No. 97ENQPI, incorporated herein by reference to Exhibit 4(l) to Registration Statement No. 333-64751 filed on September 30, 1998.

            (i) Form of Endorsement No. 98ENIRA-IM to Contract No. 1050-94IC and
                Certificates under the Contract, incorporated herein by reference to Exhibit 5(r) to Registration Statement No. 033-83750, filed on December 30, 1998.

            (j) Form of Endorsement Applicable to TSA Certificates, incorporated herein by reference to Exhibit 4(t) to Registration Statement No. 333-05593, filed on May 22, 1998.

            (k) Form of data pages for Equitable Accumulator Elite
                (NQ) Certificates previously filed with this Registration Statement, (File No. 333-61380) on Form N-4, May 22, 2001.

            (l) Form of Endorsement No. 2000 ENIRAI-IM (Beneficiary Continuation
                Option), applicable to IRA Certificates incorporated herein by reference to Exhibit 4(p) to the Registration Statement on Form N-4 (File No. 333-73121) filed on April 25, 2000.

            (m) Form of Endorsement applicable to Roth IRA Contracts, Form No.
                IM-ROTHBCO-1 incorporated herein by reference to Exhibit 4(r) to the Registration Statement on Form N-4 (File No. 333-73121), filed April 25, 2001.

            (n) Revised Form of Endorsement applicable to IRA Certificates, Form
                No. 2000ENIRAI-IM incorporated herein by reference to Exhibit 4(s) to the Registration Statement on Form N-4 (File No. 333-73121) on April 25, 2001.

            (o) Form of Endorsement applicable to Non-Qualified Certificates,
                Form No. 99ENNQ-G incorporated herein by reference to
                Exhibit 4(t) to the Registration Statement on Form N-4
                (File No. 333-73121), filed April 25, 2001.

            (p) Form of Optional Death Benefit Rider, Form No. 2000 PPDB
                incorporated herein by reference to exhibit 4(u) to the Registration Statement on Form N-4 (File No. 333-73121) filed on April 25, 2001.

            (q) Form of Amendment to Certificate Form No. 94ICB, Form No. 2000
                BENE-G incorporated herein by reference to exhibit 4(r) to the Registration Statement on N-4 (file No. 333-73121) filed on April 25, 2001.

            (r) Form of Endorsement applicable to Non-Qualified Certificates incorporated herein by reference to Exhibit 4(x) to the Registration Statement on Form N-4 (File No. 333-73121), filed April 25, 2001.

            (s) Form of Endorsement applicable to non-qualified contract/
                certificates with beneficiary continuation option (No. 2002 NQBCO), incorporated herein by reference to Exhibit No. 4(a)(c) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

         5. (a) Form of Enrollment Form/Application for Equitable Accumulator Elite previously filed with this Registration Statement, (File No. 333-61380) on Form N-4, May 22, 2001.

         6. (a) Restated Charter of Equitable, as amended January 1, 1997, incorporated herein by reference to Exhibit 6(a) to Registration Statement No. 33-83750, filed March 6, 1997.

            (b) By-Laws of Equitable, as amended November 21, 1996, incorporated herein by reference to Exhibit 6(b) to Registration Statement No. 33-83750, filed March 6, 1997.

         7. Form of Reinsurance Agreement between Reinsurance Company and The Equitable Life Assurance Society of the United States incorporated herein by reference to Exhibit 7 to the Registration Statement on Form N-4 (File No. 333-73121), filed April 25, 2001.

         8. (a) Form of Participation Agreement among EQ Advisors Trust, Equitable, Equitable Distributors, Inc. and EQ Financial Consultants, Inc., (now AXA Advisors, LLC), incorporated by reference to the Registration Statement of EQ Advisors Trust on Form N-1A. (File Nos. 333-17217 and 811-07953), filed August 28, 1997.

            (b) Form of Participation Agreement among AXA Premier VIP Trust,
                Equitable Distributors, Inc., AXA Distributors, LLC, and AXA Advisors, LLC, previously filed with this Registration Statement File No. 333-61380 on December 5, 2001.

            (c) Form of Participation Agreement among The Equitable Life
                Assurance Society of the United States, The Universal Institutional Funds, Inc. and Morgan Stanley Investment Management Inc., incorporated herein by reference to Exhibit No. 1-A(9)(d) to Registration Statement on Form S-6, File No. 333-17641, filed on October 8, 2002.

            (d) Form of Participation Agreement among BARR Rosenberg
                Variable Insurance Trust, BARR ROSENBERG FUNDS DISTRIBUTOR, INC., AXA ROSENBERG INVESTMENT MANAGEMENT LLC, and the Equitable Life Assurance Company of the United States, previously filed with this Registration Statement, File No. 333-81501 on Form N-4, on August 5, 2003.

         9. (a) Opinion and Consent of Robin M. Wagner, Esq., Vice President and Counsel of Equitable, as to the legality of the securities being registered previously filed with this Registration Statement, (File No. 333-61380) on Form N-4, May 22, 2001.

            (b) Opinion and Consent of Dodie Kent, Esq., Vice President and
                Counsel of AXA Equitable, as to the legality of the securities being registered.

        10. (a) Consent of PricewaterhouseCoopers LLP.

            (b) Powers of Attorney, incorporated herein by reference to
                Exhibit No. 7(a) to Registration Statement on Form S-6, File No. 333-17663, filed on April 28, 2000.

            (c) Powers of Attorney incorporated herein by reference to Exhibit
                No. 27(n)(iii) to the Registration Statement on Form N-6 (File No. 333-103199), filed on April 4, 2003.

            (d) Powers of Attorney, incorporated herein by reference to
                Exhibit 10.(a) Registration Statement File No. 2-30070 on Form N-4, filed on April 19, 2004.

            (e) Powers of Attorney, incorporated herein by reference to
                Exhibit 10.(d) to Registration Statement File No. 333-05593 on Form N-4, filed on August 4, 2004.

            (f) Powers of Attorney, incorporated herein by reference to
                Exhibit 10.(f) to Registration Statement File No. 333-05593 on Form N-4, filed on April 20, 2005.

        11. Not applicable.

        12. Not applicable.

        13. Not applicable.

Item 25. Directors and Officers of AXA Equitable.


         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            -------------

DIRECTORS

Bruce W. Calvert                            Director
Alliance Capital Management Corporation
1345 Avenue of the Americas
New York, NY 10105

Claus-Michael Dill                          Director
AXA Konzern AG
Colonia-Allee 10-20
D-51067 Cologne, Germany

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

John C. Graves                              Director
Graves Ventures, LLC
130 Fifth Avenue
New York, NY 10011

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            ---------

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

W. Edwin Jarmain                            Director
Jarmain Group Inc.
77 King Street West
Toronto, M5K 1K2
Canada

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Christina Johnson                           Director
Christina Johnson and Associates
200 Railroad Avenue
Greenwich, CT 06830

Scott D. Miller                             Director
Six Sigma Academy
315 East Hopkins Street
Suite 401
Aspen, CO 81611

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            ---------

Joseph H. Moglia                            Director
Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Peter J. Tobin                              Director
St. John's University
101 Murray Street
New York, NY 10007


OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*Jerald E. Hampton                          Executive Vice President

*Robert S. Jones, Jr.                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            ---------

*Paul J. Flora                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Edward J. Hayes                            Senior Vice President

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*Anthony C. Pasquale                        Senior Vice President

*Pauline Sherman                            Senior Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Senior Vice President and Actuary

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Separate Account No. 45 of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         AXA's Abbreviated AXA Organizational Chart and the AXA Organizational Chart are incorporated by reference to Exhibit 26. to Registration Statement (File No. 333-05593) on Form N-4, Filed April 20, 2005.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
          LAST UPDATED: 04/13/2005

                                                                                                        State of        State of
                                                                                          Type of      Incorp. or      Principal
                                                                                         Subsidiary     Domicile       Operation
                                                                                         ----------     --------       ---------

                                                                                                    --------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                                    DE              NY
------------------------------------------------------------------------------------------------------------------------------------
      Frontier Trust Company, FSB  (Note 7)                                                                ND              ND
      ------------------------------------------------------------------------------------------------------------------------------
      The Advest Group, Inc.                                                                HCO            DE              CT
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                        Operating         DE              CO
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                                      Operating         DE              NY
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                        Operating         DE              NY
      ------------------------------------------------------------------------------------------------------------------------------
      Matrix Capital Markets Group, Inc.                                                 Operating         VA              VA
      ------------------------------------------------------------------------------------------------------------------------------
      Matrix Private Equities, Inc.                                                      Operating         VA              VA
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                                    HCO            DE              NY
      ------------------------------------------------------------------------------------------------------------------------------
              MONY Life Insurance Company *                                              Insurance         NY              NY
              ----------------------------------------------------------------------------------------------------------------------
                   MONY International Holdings, LLC                                         HCO            DE              NY
                   -----------------------------------------------------------------------------------------------------------------
                           MONY International Life Insurance Co. Seguros de Vida S.A.    Insurance     Argentina       Argentina
                           ---------------------------------------------------------------------------------------------------------
                           MONY Financial Resources of the Americas Limited                 HCO         Jamaica         Jamaica
                           ---------------------------------------------------------------------------------------------------------
                           MONY Bank & Trust Company of the Americas, Ltd.               Operating   Cayman Islands  Cayman Islands
                           ---------------------------------------------------------------------------------------------------------
                               MONY Consultoria e Correctagem de Seguros Ltda.           Operating       Brazil          Brazil
                               -----------------------------------------------------------------------------------------------------
                               MONY Life Insurance Company of the Americas, Ltd. *       Insurance   Cayman Islands  Cayman Islands
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Life Insurance Company of America *                              Insurance         AZ              NY
                   -----------------------------------------------------------------------------------------------------------------
                       Enterprise Accumulation Trust                                     Operating         MA              GA
                       -------------------------------------------------------------------------------------------------------------
                       Mony Series Funds, Inc.                                           Operating         MD              NY
                   -----------------------------------------------------------------------------------------------------------------
                   Sagamore Financial, LLC                                                  HCO            OH              OH
                   -----------------------------------------------------------------------------------------------------------------
                       U.S. Financial Life Insurance Company *                           Insurance         OH              OH
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Financial Services, Inc.                                            HCO            DE              NY
                   -----------------------------------------------------------------------------------------------------------------
                       Financial Marketing Agency, Inc.                                  Operating         OH              OH
                       -------------------------------------------------------------------------------------------------------------
                       MONY Brokerage, Inc.                                              Operating         DE              PA
                       -------------------------------------------------------------------------------------------------------------
                       1740 Ventures, Inc.                                               Operating         NY              NY
                       -------------------------------------------------------------------------------------------------------------
                       Enterprise Capital Management, Inc.                               Operating         GA              GA
                       -------------------------------------------------------------------------------------------------------------
                       MONY Assets Corp.                                                    HCO            NY              NY
                       -------------------------------------------------------------------------------------------------------------
                       1740 Advisers, Inc.                                               Operating         NY              NY
                       -------------------------------------------------------------------------------------------------------------
                       MONY Securities Corporation                                       Operating         NY              NY
      ------------------------------------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)                                                               DE              NY
      ------------------------------------------------------------------------------------------------------------------------------
          AXA Distribution Holding Corporation  (Note 2)                                                   DE              NY
          --------------------------------------------------------------------------------------------------------------------------
              AXA Advisors, LLC     (Note 5)                                                               DE              NY
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network, LLC     (Note 6)                                              Operating         DE              NY
              ----------------------------------------------------------------------------------------------------------------------
                   AXA Network of Alabama, LLC                                           Operating         AL              AL
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Network of Connecticut, Maine and New York, LLC                   Operating         DE              NY
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of Massachusetts, LLC                    Operating         MA              MA
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Network of Nevada, Inc.                                           Operating         NV              NV
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Network of Puerto Rico, Inc.                                      Operating        P.R.            P.R.
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of of Texas, Inc.                        Operating         TX              TX
                   -----------------------------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company (Note 2 & 9) *                            Insurance         NY              NY
          --------------------------------------------------------------------------------------------------------------------------
              AXA Life and Annuity Company * (Note 10)                                   Insurance         CO              CO
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Deal Flow Fund, L.P.                                             Investment        DE              NY
              ----------------------------------------------------------------------------------------------------------------------
                   Equitable Managed Assets, L.P.                                        Investment        DE              NY
                   -----------------------------------------------------------------------------------------------------------------
              Real Estate Partnership Equities (various)                                 Investment        **
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Holdings, LLC  (Notes 3 & 4)                                        HCO            NY              NY
              ----------------------------------------------------------------------------------------------------------------------
                   See Attached Listing A
              ----------------------------------------------------------------------------------------------------------------------
              ACMC, Inc.     (Note 4)                                                       HCO            DE              NY
              ----------------------------------------------------------------------------------------------------------------------
              Wil-Gro, Inc                                                               Investment        PA              PA
              ----------------------------------------------------------------------------------------------------------------------
              STCS, Inc.                                                                 Investment        DE              NY
              ----------------------------------------------------------------------------------------------------------------------
              EVSA, Inc.                                                                 Investment        DE              PA
              ----------------------------------------------------------------------------------------------------------------------

                                                                                                                           Parent's
                                                                                                              Number of   Percent of
                                                                                             Federal           Shares      Ownership
                                                                                            Tax ID #            Owned     or Control
                                                                                            ---------           -----     ----------

                                                                                     ----------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                     13-3623351
-----------------------------------------------------------------------------------------------------------
      Frontier Trust Company, FSB  (Note 7)                                                 45-0373941           1,000      100.00%
      -----------------------------------------------------------------------------------------------------
      The Advest Group, Inc.                                                                13-4139153                      100.00%
      -----------------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                           75-2961816                      100.00%
      -----------------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                                         13-4194065                      100.00%
      -----------------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                           13-4194080                      100.00%
      -----------------------------------------------------------------------------------------------------
      Matrix Capital Markets Group, Inc.                                                    54-1533186                      100.00%
      -----------------------------------------------------------------------------------------------------
      Matrix Private Equities, Inc.                                                         54-1968996                      100.00%
      -----------------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                                    13-3976138                      100.00%
      -----------------------------------------------------------------------------------------------------
              MONY Life Insurance Company *                                                 13-1632487                      100.00%
              ---------------------------------------------------------------------------------------------
                   MONY International Holdings, LLC                                         13-3790446                      100.00%
                   ----------------------------------------------------------------------------------------
                           MONY International Life Insurance Co. Seguros de Vida S.A.       98-0157781                      100.00%
                           --------------------------------------------------------------------------------
                           MONY Financial Resources of the Americas Limited                                                  99.00%
                           --------------------------------------------------------------------------------
                           MONY Bank & Trust Company of the Americas, Ltd.                  98-0152047                      100.00%
                           --------------------------------------------------------------------------------
                               MONY Consultoria e Correctagem de Seguros Ltda.                                               99.00%
                               ----------------------------------------------------------------------------
                               MONY Life Insurance Company of the Americas, Ltd. *          98-0152046                      100.00%
                   ----------------------------------------------------------------------------------------
                   MONY Life Insurance Company of America *                                 86-0222062                      100.00%
                   ----------------------------------------------------------------------------------------
                       Enterprise Accumulation Trust                                        58-6303987                      100.00%
                       ------------------------------------------------------------------------------------
                       Mony Series Funds, Inc.                                              13-3388742                      100.00%
                   ----------------------------------------------------------------------------------------
                   Sagamore Financial, LLC                                                  31-1296919                      100.00%
                   ----------------------------------------------------------------------------------------
                       U.S. Financial Life Insurance Company *                              38-2046096                      100.00%
                   ----------------------------------------------------------------------------------------
                   MONY Financial Services, Inc.                                            11-3722370                      100.00%
                   ----------------------------------------------------------------------------------------
                       Financial Marketing Agency, Inc.                                     31-1465146                       99.00%
                       ------------------------------------------------------------------------------------
                       MONY Brokerage, Inc.                                                 22-3015130                      100.00%
                       ------------------------------------------------------------------------------------
                       1740 Ventures, Inc.                                                  13-2848244                      100.00%
                       ------------------------------------------------------------------------------------
                       Enterprise Capital Management, Inc.                                  58-1660289                      100.00%
                       ------------------------------------------------------------------------------------
                       MONY Assets Corp.                                                    13-2662263                      100.00%
                       ------------------------------------------------------------------------------------
                       1740 Advisers, Inc.                                                  13-2645490                      100.00%
                       ------------------------------------------------------------------------------------
                       MONY Securities Corporation                                          13-2645488                      100.00%
      -----------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)                                                52-2197822               -      100.00%
      -----------------------------------------------------------------------------------------------------
          AXA Distribution Holding Corporation  (Note 2)                                    13-4078005           1,000      100.00%
          -------------------------------------------------------------------------------------------------
              AXA Advisors, LLC     (Note 5)                                                13-4071393               -      100.00%
              ---------------------------------------------------------------------------------------------
              AXA Network, LLC     (Note 6)                                                 06-1555494               -      100.00%
              ---------------------------------------------------------------------------------------------
                   AXA Network of Alabama, LLC                                              06-1562392               -      100.00%
                   ----------------------------------------------------------------------------------------
                   AXA Network of Connecticut, Maine and New York, LLC                      13-4085852               -      100.00%
                   ----------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of Massachusetts, LLC                       04-3491734               -      100.00%
                   ----------------------------------------------------------------------------------------
                   AXA Network of Nevada, Inc.                                              13-3389068                      100.00%
                   ----------------------------------------------------------------------------------------
                   AXA Network of Puerto Rico, Inc.                                         66-0577477                      100.00%
                   ----------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of of Texas, Inc.                           75-2529724           1,050      100.00%
                   ----------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company (Note 2 & 9) *                               13-5570651       2,000,000      100.00%
          -------------------------------------------------------------------------------------------------
              AXA Life and Annuity Company * (Note 10)                                      13-3198083       1,000,000      100.00%
              ---------------------------------------------------------------------------------------------
              Equitable Deal Flow Fund, L.P.                                                13-3385076               -            -
              ---------------------------------------------------------------------------------------------
                   Equitable Managed Assets, L.P.                                           13-3385080               -            -
                   ----------------------------------------------------------------------------------------
              Real Estate Partnership Equities (various)                                        -                    -            -
              ---------------------------------------------------------------------------------------------
              Equitable Holdings, LLC  (Notes 3 & 4)                                        22-2766036               -      100.00%
              ---------------------------------------------------------------------------------------------
                   See Attached Listing A
              ---------------------------------------------------------------------------------------------
              ACMC, Inc.     (Note 4)                                                       13-2677213       5,000,000      100.00%
              ---------------------------------------------------------------------------------------------
              Wil-Gro, Inc                                                                  23-2702404           1,000      100.00%
              ---------------------------------------------------------------------------------------------
              STCS, Inc.                                                                    13-3761592           1,000      100.00%
              ---------------------------------------------------------------------------------------------
              EVSA, Inc.                                                                    23-2671508              50      100.00%
              ---------------------------------------------------------------------------------------------


                                                                                                 Comments
                                                                                         (e.g., Basis of Control)
                                                                                         ------------------------

AXA Financial, Inc.  (Notes 1 & 2)   **
-------------------------------------------------------------------------------------
      Frontier Trust Company, FSB  (Note 7)
      -------------------------------------------------------------------------------
      The Advest Group, Inc.
      -------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.
      -------------------------------------------------------------------------------
      MONY Capital Management, Inc.
      -------------------------------------------------------------------------------
      MONY Asset Management, Inc.
      -------------------------------------------------------------------------------
      Matrix Capital Markets Group, Inc.
      -------------------------------------------------------------------------------
      Matrix Private Equities, Inc.
      -------------------------------------------------------------------------------
      MONY Holdings, LLC
      -------------------------------------------------------------------------------
              MONY Life Insurance Company *
              -----------------------------------------------------------------------
                   MONY International Holdings, LLC
                   ------------------------------------------------------------------
                           MONY International Life Insurance Co. Seguros de Vida S.A.
                           ----------------------------------------------------------
                           MONY Financial Resources of the Americas Limited
                           ----------------------------------------------------------
                           MONY Bank & Trust Company of the Americas, Ltd.
                           ----------------------------------------------------------
                               MONY Consultoria e Correctagem de Seguros Ltda.
                               ------------------------------------------------------
                               MONY Life Insurance Company of the Americas, Ltd. *
                   ------------------------------------------------------------------
                   MONY Life Insurance Company of America *
                   ------------------------------------------------------------------
                       Enterprise Accumulation Trust
                       --------------------------------------------------------------
                       Mony Series Funds, Inc.
                   ------------------------------------------------------------------
                   Sagamore Financial, LLC
                   ------------------------------------------------------------------
                       U.S. Financial Life Insurance Company *
                   ------------------------------------------------------------------
                   MONY Financial Services, Inc.
                   ------------------------------------------------------------------
                       Financial Marketing Agency, Inc.
                       --------------------------------------------------------------
                       MONY Brokerage, Inc.
                       --------------------------------------------------------------
                       1740 Ventures, Inc.
                       --------------------------------------------------------------
                       Enterprise Capital Management, Inc.
                       --------------------------------------------------------------
                       MONY Assets Corp.
                       --------------------------------------------------------------
                       1740 Advisers, Inc.
                       --------------------------------------------------------------
                       MONY Securities Corporation
      -------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      -------------------------------------------------------------------------------
          AXA Distribution Holding Corporation  (Note 2)
          ---------------------------------------------------------------------------
              AXA Advisors, LLC     (Note 5)
              -----------------------------------------------------------------------
              AXA Network, LLC     (Note 6)
              -----------------------------------------------------------------------
                   AXA Network of Alabama, LLC
                   ------------------------------------------------------------------
                   AXA Network of Connecticut, Maine and New York, LLC
                   ------------------------------------------------------------------
                   AXA Network Insurance Agency of Massachusetts, LLC
                   ------------------------------------------------------------------
                   AXA Network of Nevada, Inc.
                   ------------------------------------------------------------------
                   AXA Network of Puerto Rico, Inc.
                   ------------------------------------------------------------------
                   AXA Network Insurance Agency of of Texas, Inc.
                   ------------------------------------------------------------------
          AXA Equitable Life Insurance Company (Note 2 & 9) *                          NAIC # 62944
          ---------------------------------------------------------------------------
              AXA Life and Annuity Company * (Note 10)                                 NAIC # 62880
              -----------------------------------------------------------------------
              Equitable Deal Flow Fund, L.P.                                           G.P & L.P.
              -----------------------------------------------------------------------
                   Equitable Managed Assets, L.P.                                      G.P.
                   ------------------------------------------------------------------
              Real Estate Partnership Equities (various)                               **
              -----------------------------------------------------------------------
              Equitable Holdings, LLC  (Notes 3 & 4)
              -----------------------------------------------------------------------
                   See Attached Listing A
              -----------------------------------------------------------------------
              ACMC, Inc.     (Note 4)
              -----------------------------------------------------------------------
              Wil-Gro, Inc
              -----------------------------------------------------------------------
              STCS, Inc.
              -----------------------------------------------------------------------
              EVSA, Inc.
              -----------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

   *  Affiliated Insurer

   ** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

   *** All subsidiaries are corporations, except as otherwise noted.

1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.
   Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.
   Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
   Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.

3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

4. In October 1999, Alliance Capital Management Holding L.P. ("Alliance Holding") reorganized by transferring its business and assets to Alliance Capital Management L.P., a newly formed private partnership ("Alliance Capital").

   As of December 21, 2004, AXF and its subsidiaries owned 61.33% of the issued and outstanding units of limited partnership interest in Alliance Capital (the "Alliance Capital Units"), as follows:
        AXF held directly 32,699,154 Alliance Capital Units (12.75%),
        AXA Equitable Life directly owned 7,765,204 Alliance Capital Units (3.03%),
        ACMC, Inc. owned 66,220,822 Alliance Capital Units (25.82%), and
        ECMC, LLC owned 40,880,637 Alliance Capital Units (15.94%).
   Alliance Capital Management Corporation also owns a 1% general partnership interest in Alliance Capital.

   In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.28% each), representing assignments of beneficial ownership of limited partnership interests in Alliance Holding (the "Alliance Holding Units"). Alliance Capital Management Corp. owns 100,000 units of general partnership interest (0.04%), in Alliance Holding. Alliance Holding Units are publicly traded on the New York Stock exchange.

   On December 21, 2004, AXF contributed 4,389,192 (1.71%)Alliance Capital Units to MONY Life and 1,225,000 (.48%)Alliance Capital Units to MLOA.

5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.

9. Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable Life Insurance Company.

10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company.

11. Effective February 18, 2005, MONY Realty Capital, Inc. was sold to
    MMA.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

          Dissolved: - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to Credit Suisse Group.
                     - 100 Federal Street Funding Corporation was dissolved August 31, 1998.
                     - 100 Federal Street Realty Corporation was dissolved December 20, 2001.
                     - CCMI Corp. was dissolved on October 7, 1999.
                     - ELAS Realty, Inc. was dissolved January 29, 2002.
                     - EML Associates, L.P. was dissolved March 27, 2001.
                     - EQ Services, Inc. was dissolved May 11, 2001.
                     - Equitable BJVS, Inc. was dissolved October 3, 1999.
                     - Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999.
                     - Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
                     - Equitable JVS II, Inc. was dissolved December 4, 1996
                     - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was
                          dissolved on December 31, 2000.
                     - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
                     - EREIM Managers Corporation was dissolved March 27, 2001.
                     - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
                     - EVLICO, Inc. was dissolved in 1999.
                     - Franconom, Inc. was dissolved on December 4, 2000.
                     - GP/EQ Southwest, Inc. was dissolved October 21, 1997
                     - HVM Corp. was dissolved on Feb. 16, 1999.
                     - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
                     - Prime Property Funding, Inc. was dissolved in Feb. 1999.
                     - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
                     - Six-Pac G.P., Inc. was dissolved July 12,1999
                     - Paramount Planners, LLC., a direct subsidiary of  AXA Distribution Holding Corporation, was dissolved on December 5, 2003
                     - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
                     - ECLL Inc. was dissolved July 15, 2003
                     - MONY Realty Partners, Inc. was dissolved February 2005

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING A - EQUITABLE HOLDINGS, LLC
-----------------------------------


                                                                                                                      State of
                                                                                                         Type of     Incorp. or
                                                                                                        Subsidiary    Domicile
                                                                                                        ----------    --------

AXA Financial, Inc.
------------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ------------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          --------------------------------------------------------------------------------------------
              Equitable Holdings, LLC
              ----------------------------------------------------------------------------------------------------------------------
                   ELAS Securities Acquisition Corporation                                              Operating        DE
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Casualty Insurance Company *                                               Operating        VT
                   -----------------------------------------------------------------------------------------------------------------
                   ECMC, LLC   (See Note 4 on Page 2)                                                   Operating        DE
                   -----------------------------------------------------------------------------------------------------------------
                       Equitable Capital Private Income & Equity
                         Partnership II, L.P.                                                           Investment       DE
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management Corporation (See Note 4 on Page 2)                       Operating        DE
                   -----------------------------------------------------------------------------------------------------------------
                       See Attached Listing B
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable JVS, Inc.                                                                  Investment       DE
                   -----------------------------------------------------------------------------------------------------------------
                       Astor Times Square Corp.                                                         Investment       NY
                       -------------------------------------------------------------------------------------------------------------
                       Astor/Broadway Acquisition Corp.                                                 Investment       NY
                       -------------------------------------------------------------------------------------------------------------
                       PC Landmark, Inc.                                                                Investment       TX
                       -------------------------------------------------------------------------------------------------------------
                       EJSVS, Inc.                                                                      Investment       DE
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Distributors, LLC                                                                Operating        DE
                   -----------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Alabama, LLC                                Operating        DE
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distriburors Insurance Agency, LLC                                           Operating        DE
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Massachusetts, LLC                          Operating        MA
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Texas, Inc.                                 Operating        TX
                   -----------------------------------------------------------------------------------------------------------------
                   J.M.R. Realty Services, Inc.                                                         Operating        DE
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Structured Settlement Corp.  (See Note 8 on Page 2)                        Operating        DE
                   -----------------------------------------------------------------------------------------------------------------


                                                                                                          State of
                                                                                                         Principal    Federal
                                                                                                         Operation   Tax ID #
                                                                                                         ---------   ---------

AXA Financial, Inc.
------------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ------------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          --------------------------------------------------------------------------------------------
              Equitable Holdings, LLC
              ----------------------------------------------------------------------------------------------------------------------
                   ELAS Securities Acquisition Corporation                                                   NY      13-3049038
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Casualty Insurance Company *                                                    VT      06-1166226
                   -----------------------------------------------------------------------------------------------------------------
                   ECMC, LLC   (See Note 4 on Page 2)                                                        NY      13-3266813
                   -----------------------------------------------------------------------------------------------------------------
                       Equitable Capital Private Income & Equity
                         Partnership II, L.P.                                                                NY      13-3544879
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management Corporation (See Note 4 on Page 2)                            NY      13-3633538
                   -----------------------------------------------------------------------------------------------------------------
                       See Attached Listing B
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable JVS, Inc.                                                                       GA      58-1812697
                   -----------------------------------------------------------------------------------------------------------------
                       Astor Times Square Corp.                                                              NY      13-3593699
                       -------------------------------------------------------------------------------------------------------------
                       Astor/Broadway Acquisition Corp.                                                      NY      13-3593692
                       -------------------------------------------------------------------------------------------------------------
                       PC Landmark, Inc.                                                                     TX      75-2338215
                       -------------------------------------------------------------------------------------------------------------
                       EJSVS, Inc.                                                                           NJ      58-2169594
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Distributors, LLC                                                                     NY      52-2233674
                   -----------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Alabama, LLC                                     AL      52-2255113
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distriburors Insurance Agency, LLC                                            CT, ME,NY   06-1579051
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Massachusetts, LLC                               MA      04-3567096
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Texas, Inc.                                      TX      74-3006330
                   -----------------------------------------------------------------------------------------------------------------
                   J.M.R. Realty Services, Inc.                                                              NY      13-3813232
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Structured Settlement Corp.  (See Note 8 on Page 2)                             NJ      22-3492811
                   -----------------------------------------------------------------------------------------------------------------


                                                                                                   Parent's
                                                                                    Number of      Percent of         Comments
                                                                                     Shares        Ownership       (e.g., Basis
                                                                                      Owned        or Control       of Control)
                                                                                      -----        ----------   --------------------

AXA Financial, Inc.
-----------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      -----------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          -------------------------------------------------------------------------
              Equitable Holdings, LLC
              ---------------------------------------------------------------------
                   ELAS Securities Acquisition Corporation                                500      100.00%
                   ----------------------------------------------------------------
                   Equitable Casualty Insurance Company *                               1,000      100.00%
                   ----------------------------------------------------------------
                   ECMC, LLC   (See Note 4 on Page 2)                                       -      100.00%
                   ----------------------------------------------------------------
                       Equitable Capital Private Income & Equity                                            ECMC is G.P.
                         Partnership II, L.P.                                               -            -  ("Deal Flow Fund II")
                   ----------------------------------------------------------------
                   Alliance Capital Management Corporation (See Note 4 on Page 2)         100      100.00%
                   ----------------------------------------------------------------
                       See Attached Listing B
                   ----------------------------------------------------------------
                   Equitable JVS, Inc.                                                  1,000      100.00%
                   ----------------------------------------------------------------
                       Astor Times Square Corp.                                           100      100.00%
                       ------------------------------------------------------------
                       Astor/Broadway Acquisition Corp.                                   100      100.00% G.P. of Astor
                       ------------------------------------------------------------                          Acquisition. L.P.
                       PC Landmark, Inc.                                                1,000      100.00%
                       ------------------------------------------------------------
                       EJSVS, Inc.                                                      1,000      100.00%
                   ----------------------------------------------------------------
                   AXA Distributors, LLC                                                    -      100.00%
                   ----------------------------------------------------------------
                       AXA Distributors Insurance Agency of Alabama, LLC                    -      100.00%
                       ------------------------------------------------------------
                       AXA Distriburors Insurance Agency, LLC                               -      100.00%
                       ------------------------------------------------------------
                       AXA Distributors Insurance Agency of Massachusetts, LLC              -      100.00%
                       ------------------------------------------------------------
                       AXA Distributors Insurance Agency of Texas, Inc.                 1,000      100.00%
                   ----------------------------------------------------------------
                   J.M.R. Realty Services, Inc.                                         1,000      100.00%
                   ----------------------------------------------------------------
                   Equitable Structured Settlement Corp.  (See Note 8 on Page 2)          100      100.00%
                   ----------------------------------------------------------------

*  Affiliated Insurer

      Equitable Investment Corp merged into Equitable Holdings, LLC on November 30, 1999.
      Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999. Effective March 15, 2000, Equisource of New York, Inc. and its
        subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Holding Corp.
      Efective January 1, 2002, Equitable Distributors, Inc. merged into AXA Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
---------------------------------------------

                                                                                                       State of    State of
                                                                                          Type of     Incorp. or  Principal
                                                                                         Subsidiary    Domicile   Operation
                                                                                         ----------    --------   ---------
AXA Financial, Inc.
----------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ----------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company
          ------------------------------------------------------------------------------
              Equitable Holdings, LLC
              --------------------------------------------------------------------------
                   Alliance Capital Management Corporation
                   -----------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management Holding L.P. (See Note 4 on Page 2)   Operating        DE          NY
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management L.P.  (See Note 4 on Page 2)          Operating        DE          NY
                       -------------------------------------------------------------------------------------------------------------
                           Albion Alliance LLC                                           Operating        DE          NY
                           ---------------------------------------------------------------------------------------------------------
                           Cursitor Alliance LLC                                            HCO           DE          MA
                           ---------------------------------------------------------------------------------------------------------
                           Alliance Capital Management LLC                                  HCO           DE          NY
                           ---------------------------------------------------------------------------------------------------------
                               Sanford C. Bernstein & Co., LLC                           Operating        DE          NY
                           ---------------------------------------------------------------------------------------------------------
                           Alliance Capital Management Corp. of Delaware                    HCO           DE          NY
                           ---------------------------------------------------------------------------------------------------------
                               ACAM Trust Company Private Ltd.                           Operating      India       India
                               -----------------------------------------------------------------------------------------------------
                               ACM Global Investor Services S.A.                         Operating       Lux.        Lux.
                               -----------------------------------------------------------------------------------------------------
                                    ACM New-Alliance (Luxembourg) S.A.                   Operating       Lux.        Lux.
                                    ------------------------------------------------------------------------------------------------
                                    ACM Fund Services (Espana) S.L.                      Operating      Spain       Spain
                               -----------------------------------------------------------------------------------------------------
                               ACM International (France) SAS                            Operating      France      France
                               -----------------------------------------------------------------------------------------------------
                               ACM Software Services Ltd.                                Operating        DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Barra Research Institute, Inc.                   Operating        DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Asset Management (Japan) Ltd             Operating      Japan       Japan
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Australia Limited                        Operating      Aust.       Aust.
                               -----------------------------------------------------------------------------------------------------
                                    Far Eastern Alliance Asset Management                Operating      Taiwan      Taiwan
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Global Derivatives Corp.                 Operating        DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Latin America Ltd.                       Operating      Brazil      Brazil
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Limited                                  Operating       U.K.        U.K.
                               -----------------------------------------------------------------------------------------------------
                                    Alliance Capital Services Ltd.                       Operating       U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------
                                        Dimensional Trust Management Ltd.                Operating       U.K.        U.K.
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital (Luxembourg) S.A.                        Operating       Lux.        Lux.
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Management (Asia) Ltd.                   Operating        DE      Singapore
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Management Australia Limited             Operating      Aust.       Aust.
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Management Canada, Inc.                  Operating        DE        Canada
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Management New Zealand Limited           Operating       N.Z.        N.Z.
                               -----------------------------------------------------------------------------------------------------


                                                                                                               Number of
                                                                                            Federal             Shares
                                                                                           Tax ID #              Owned
                                                                                           ---------             -----

AXA Financial, Inc.
----------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ----------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company
          ------------------------------------------------------------------------------
              Equitable Holdings, LLC
              --------------------------------------------------------------------------
                   Alliance Capital Management Corporation
                   ---------------------------------------------------------------------------------------
                       Alliance Capital Management Holding L.P. (See Note 4 on Page 2)
                       -----------------------------------------------------------------------------------
                       Alliance Capital Management L.P.  (See Note 4 on Page 2)            13-3434400
                       -----------------------------------------------------------------------------------
                           Albion Alliance LLC                                             13-3903734
                           -------------------------------------------------------------------------------
                           Cursitor Alliance LLC                                           22-3424339
                           -------------------------------------------------------------------------------
                           Alliance Capital Management LLC
                           -------------------------------------------------------------------------------
                               Sanford C. Bernstein & Co., LLC
                           -------------------------------------------------------------------------------
                           Alliance Capital Management Corp. of Delaware                   13-2778645                  10
                           -------------------------------------------------------------------------------
                               ACAM Trust Company Private Ltd.                                 -
                               ---------------------------------------------------------------------------
                               ACM Global Investor Services S.A.                               -
                               ---------------------------------------------------------------------------
                                    ACM New-Alliance (Luxembourg) S.A.                         -
                                    ----------------------------------------------------------------------
                                    ACM Fund Services (Espana) S.L.                            -
                               ---------------------------------------------------------------------------
                               ACM International (France) SAS                                  -
                               ---------------------------------------------------------------------------
                               ACM Software Services Ltd.                                  13-3910857
                               ---------------------------------------------------------------------------
                               Alliance Barra Research Institute, Inc.                     13-3548918               1,000
                               ---------------------------------------------------------------------------
                               Alliance Capital Asset Management (Japan) Ltd                   -
                               ---------------------------------------------------------------------------
                               Alliance Capital Australia Limited                              -
                               ---------------------------------------------------------------------------
                                    Far Eastern Alliance Asset Management                      -
                               ---------------------------------------------------------------------------
                               Alliance Capital Global Derivatives Corp.                   13-3626546               1,000
                               ---------------------------------------------------------------------------
                               Alliance Capital Latin America Ltd.                             -
                               ---------------------------------------------------------------------------
                               Alliance Capital Limited                                        -                  250,000
                               ---------------------------------------------------------------------------
                                    Alliance Capital Services Ltd.                             -                    1,000
                                    ----------------------------------------------------------------------
                                        Dimensional Trust Management Ltd.                      -                   50,000
                               ---------------------------------------------------------------------------
                               Alliance Capital (Luxembourg) S.A.                              -                    3,999
                               ---------------------------------------------------------------------------
                               Alliance Capital Management (Asia) Ltd.                     13-3752293
                               ---------------------------------------------------------------------------
                               Alliance Capital Management Australia Limited                   -
                               ---------------------------------------------------------------------------
                               Alliance Capital Management Canada, Inc.                    13-3630460              18,750
                               ---------------------------------------------------------------------------
                               Alliance Capital Management New Zealand Limited                 -
                               ---------------------------------------------------------------------------


                                                                                          Parent's
                                                                                          Percent of
                                                                                          Ownership            Comments
                                                                                          or Control   (e.g., Basis of Control)
                                                                                          ----------   ------------------------

AXA Financial, Inc.
----------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ----------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company
          ------------------------------------------------------------------------------
              Equitable Holdings, LLC
              --------------------------------------------------------------------------
                   Alliance Capital Management Corporation                                             owns 1% GP interest in
                                                                                                       Alliance Capital Management
                                                                                                       L.P. and 100,000 GP units in
                                                                                                       Alliance Capital Management
                                                                                                       Holding L.P.
                   ----------------------------------------------------------------------
                       Alliance Capital Management Holding L.P. (See Note 4 on Page 2)               -
                       ------------------------------------------------------------------
                       Alliance Capital Management L.P.  (See Note 4 on Page 2)
                       ------------------------------------------------------------------
                           Albion Alliance LLC                                                  37.60% Equitable Life = 4.7%;
                                                                                                         3rd parties = 57.7%
                           --------------------------------------------------------------
                           Cursitor Alliance LLC                                               100.00%
                           --------------------------------------------------------------
                           Alliance Capital Management LLC                                     100.00%
                           --------------------------------------------------------------
                               Sanford C. Bernstein & Co., LLC                                 100.00%
                           --------------------------------------------------------------
                           Alliance Capital Management Corp. of Delaware                       100.00%
                           --------------------------------------------------------------
                               ACAM Trust Company Private Ltd.                                 100.00%
                               ----------------------------------------------------------
                               ACM Global Investor Services S.A.                                99.00% Alliance Capital Oceanic
                                                                                                         Corp. owns 1%
                               ----------------------------------------------------------
                                    ACM New-Alliance (Luxembourg) S.A.                           1.00% New Alliance Asset Mngmnt
                                                                                                         (Asia) Ltd owns 99%
                                    -----------------------------------------------------
                                    ACM Fund Services (Espana) S.L.                            100.00%
                               ----------------------------------------------------------
                               ACM International (France) SAS                                  100.00%
                               ----------------------------------------------------------
                               ACM Software Services Ltd.                                      100.00%
                               ----------------------------------------------------------
                               Alliance Barra Research Institute, Inc.                         100.00%
                               ----------------------------------------------------------
                               Alliance Capital Asset Management (Japan) Ltd                   100.00%
                               ----------------------------------------------------------
                               Alliance Capital Australia Limited                              100.00%
                               ----------------------------------------------------------
                                    Far Eastern Alliance Asset Management                       20.00% 3rd parties = 80%
                               ----------------------------------------------------------
                               Alliance Capital Global Derivatives Corp.                       100.00%
                               ----------------------------------------------------------
                               Alliance Capital Latin America Ltd.                              99.00% Alliance Capital Oceanic
                                                                                                         Corp. owns 1%
                               ----------------------------------------------------------
                               Alliance Capital Limited                                        100.00%
                               ----------------------------------------------------------
                                    Alliance Capital Services Ltd.                             100.00%
                                    -----------------------------------------------------
                                        Dimensional Trust Management Ltd.                      100.00%
                               ----------------------------------------------------------
                               Alliance Capital (Luxembourg) S.A.                               99.98% Alliance Cap. Oceanic Corp.
                                                                                                         owns 0.025%
                               ----------------------------------------------------------
                               Alliance Capital Management (Asia) Ltd.                         100.00%
                               ----------------------------------------------------------
                               Alliance Capital Management Australia Limited                    50.00% 3rd parties = 50%
                               ----------------------------------------------------------
                               Alliance Capital Management Canada, Inc.                        100.00%
                               ----------------------------------------------------------
                               Alliance Capital Management New Zealand Limited                  50.00% 3rd parties = 50%
                               ----------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
---------------------------------------------


                                                                                                         State of    State of
                                                                                             Type of    Incorp. or  Principal
                                                                                            Subsidiary   Domicile   Operation
                                                                                            ----------   --------   ---------

AXA Financial, Inc.
-------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      -------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company
          ---------------------------------------------------------------------------------
              Equitable Holdings, LLC
              -----------------------------------------------------------------------------
                   Alliance Capital Management Corporation
                   ------------------------------------------------------------------------
                       Alliance Capital Management L.P.
                       --------------------------------------------------------------------
                           Alliance Capital Management Corp. of Delaware (Cont'd)
                           ---------------------------------------------------------------------------------------------------------
                               Alliance Capital Management (Proprietary) Ltd.               Operating   So Africa   So Africa
                               -----------------------------------------------------------------------------------------------------
                                    Alliance-Odyssey Capital Mgmt. (Nambia)
                                       (Proprietary) Ltd.                                   Operating     Nambia      Nambia
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Management (Singapore) Ltd.                 Operating   Singapore   Singapore
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                    Operating   Mauritius   Mauritius
                               -----------------------------------------------------------------------------------------------------
                                    Alliance Capital Asset Management (India) Private Ltd   Operating     India       India
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Oceanic Corp.                               Operating       DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                        Operating       DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                Operating       DE          NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Investment Research and
                               Management, Inc., (Alliance Fund Distributors, Inc.)         Operating       DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Global Investor Services, Inc.                      Operating       DE          NJ
                               -----------------------------------------------------------------------------------------------------
                               Alliance SBS-AGRO Capital Management Co.                     Operating     Russia      Russia
                               -----------------------------------------------------------------------------------------------------
                               Hanwha Investment Trust Mgmt. Co., Ltd                       Operating    So Korea    So Korea
                               -----------------------------------------------------------------------------------------------------
                               New Alliance Asset Management (Asia) Ltd                     Operating      H.K.        H.K.
                               -----------------------------------------------------------------------------------------------------
                                    Alliance Capital Taiwan Limited                         Operating     Taiwan      Taiwan
                                    ------------------------------------------------------------------------------------------------
                                    ACM New-Alliance (Luxembourg) S.A.                      Operating      Lux.        Lux.
                               -----------------------------------------------------------------------------------------------------
                               Meiji - Alliance Capital Corp.                               Operating       DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Sanford C. Bernstein Ltd.                                    Operating      U.K.        U.K.
                               -----------------------------------------------------------------------------------------------------
                                    Sanford C. Bernstein (CREST Nominees) Ltd.              Operating      U.K.        U.K.
                               -----------------------------------------------------------------------------------------------------
                               Sanford C. Bernstein Proprietary Ltd.                        Operating     Aust.       Aust.
                               -----------------------------------------------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                   Operating      U.K.        U.K.
                               -----------------------------------------------------------------------------------------------------
                                    ACM Investments Ltd.                                    Operating      U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------
                                    Alliance Asset Allocation Ltd.                          Operating      U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------
                                    Alliance Capital Whittingdale Ltd.                      Operating      U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------
                                    Alliance Cecogest S.A.                                  Operating     France      France
                                    ------------------------------------------------------------------------------------------------
                                    Cursitor Alliance Services Ltd.                         Operating      U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------
                                    Cursitor Holdings Ltd.                                  Operating      U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------
                                    Whittingdale Nominees Ltd.                              Operating      U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------



                                                                                                                  Number of
                                                                                                 Federal           Shares
                                                                                                Tax ID #            Owned
                                                                                                ---------           -----

AXA Financial, Inc.
-------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      -------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company
          ---------------------------------------------------------------------------------
              Equitable Holdings, LLC
              -----------------------------------------------------------------------------
                   Alliance Capital Management Corporation
                   ------------------------------------------------------------------------
                       Alliance Capital Management L.P.
                       --------------------------------------------------------------------
                           Alliance Capital Management Corp. of Delaware (Cont'd)
                           ------------------------------------------------------------------------------------
                               Alliance Capital Management (Proprietary) Ltd.                       -
                               --------------------------------------------------------------------------------
                                    Alliance-Odyssey Capital Mgmt. (Nambia)
                                       (Proprietary) Ltd.                                           -
                               --------------------------------------------------------------------------------
                               Alliance Capital Management (Singapore) Ltd.                         -
                               --------------------------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                            -
                               --------------------------------------------------------------------------------
                                    Alliance Capital Asset Management (India) Private Ltd           -
                               --------------------------------------------------------------------------------
                               Alliance Capital Oceanic Corp.                                   13-3441277               1,000
                               --------------------------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                            52-1671668               1,000
                               --------------------------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                    13-3802178
                               --------------------------------------------------------------------------------
                               AllianceBernstein Investment Research and
                               Management, Inc., (Alliance Fund Distributors, Inc.)             13-3191825                 100
                               --------------------------------------------------------------------------------
                               Alliance Global Investor Services, Inc.                          13-3211780                 100
                               --------------------------------------------------------------------------------
                               Alliance SBS-AGRO Capital Management Co.                             -
                               --------------------------------------------------------------------------------
                               Hanwha Investment Trust Mgmt. Co., Ltd                               -
                               --------------------------------------------------------------------------------
                               New Alliance Asset Management (Asia) Ltd                             -
                               --------------------------------------------------------------------------------
                                    Alliance Capital Taiwan Limited                                 -
                                    ---------------------------------------------------------------------------
                                    ACM New-Alliance (Luxembourg) S.A.                              -
                               --------------------------------------------------------------------------------
                               Meiji - Alliance Capital Corp.                                   13-3613617              50,000
                               --------------------------------------------------------------------------------
                               Sanford C. Bernstein Ltd.                                            -
                               --------------------------------------------------------------------------------
                                    Sanford C. Bernstein (CREST Nominees) Ltd.                      -
                               --------------------------------------------------------------------------------
                               Sanford C. Bernstein Proprietary Ltd.                                -
                               --------------------------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                           -
                               --------------------------------------------------------------------------------
                                    ACM Investments Ltd.                                            -
                                    ---------------------------------------------------------------------------
                                    Alliance Asset Allocation Ltd.                                  -
                                    ---------------------------------------------------------------------------
                                    Alliance Capital Whittingdale Ltd.                              -
                                    ---------------------------------------------------------------------------
                                    Alliance Cecogest S.A.                                          -
                                    ---------------------------------------------------------------------------
                                    Cursitor Alliance Services Ltd.                                 -
                                    ---------------------------------------------------------------------------
                                    Cursitor Holdings Ltd.                                          -
                                    ---------------------------------------------------------------------------
                                    Whittingdale Nominees Ltd.                                      -
                                    ---------------------------------------------------------------------------


                                                                                           Parent's
                                                                                           Percent of
                                                                                           Ownership            Comments
                                                                                           or Control   (e.g., Basis of Control)
                                                                                           ----------   ------------------------

AXA Financial, Inc.
-------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      -------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company
          ---------------------------------------------------------------------------------
              Equitable Holdings, LLC
              -----------------------------------------------------------------------------
                   Alliance Capital Management Corporation
                   ------------------------------------------------------------------------
                       Alliance Capital Management L.P.
                       --------------------------------------------------------------------
                           Alliance Capital Management Corp. of Delaware (Cont'd)
                           ----------------------------------------------------------------
                               Alliance Capital Management (Proprietary) Ltd.                    80.00% 3rd parties = 20%
                               ------------------------------------------------------------
                                    Alliance-Odyssey Capital Mgmt. (Nambia)
                                       (Proprietary) Ltd.                                       100.00%
                               ------------------------------------------------------------
                               Alliance Capital Management (Singapore) Ltd.                     100.00%
                               ------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                        100.00%
                               ------------------------------------------------------------
                                    Alliance Capital Asset Management (India) Private Ltd        75.00% 3rd parties = 25%
                               ------------------------------------------------------------
                               Alliance Capital Oceanic Corp.                                   100.00% inactive
                               ------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                            100.00%
                               ------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                    100.00%
                               ------------------------------------------------------------
                               AllianceBernstein Investment Research and
                               Management, Inc., (Alliance Fund Distributors, Inc.)                   1
                               ------------------------------------------------------------
                               Alliance Global Investor Services, Inc.                          100.00%   formerly, Alliance Fund
                                                                                                            Services, Inc.
                               ------------------------------------------------------------
                               Alliance SBS-AGRO Capital Management Co.                          49.00% 3rd parties = 51%
                               ------------------------------------------------------------
                               Hanwha Investment Trust Mgmt. Co., Ltd                            20.00% 3rd parties = 80%
                               ------------------------------------------------------------
                               New Alliance Asset Management (Asia) Ltd                          50.00% 3rd parties = 50%
                               ------------------------------------------------------------
                                    Alliance Capital Taiwan Limited                              99.00% Others owns 1%
                                    -------------------------------------------------------
                                    ACM New-Alliance (Luxembourg) S.A.                           99.00% ACM Global Investor Svcs
                                                                                                          owns 1%
                               ------------------------------------------------------------
                               Meiji - Alliance Capital Corp.                                    50.00% Meiji Mutual Life owns 50%
                               ------------------------------------------------------------
                               Sanford C. Bernstein Ltd.                                        100.00%
                               ------------------------------------------------------------
                                    Sanford C. Bernstein (CREST Nominees) Ltd.                  100.00%
                               ------------------------------------------------------------
                               Sanford C. Bernstein Proprietary Ltd.                            100.00%
                               ------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                       100.00%
                               ------------------------------------------------------------
                                    ACM Investments Ltd.                                        100.00%
                                    -------------------------------------------------------
                                    Alliance Asset Allocation Ltd.                              100.00%
                                    -------------------------------------------------------
                                    Alliance Capital Whittingdale Ltd.                          100.00%
                                    -------------------------------------------------------
                                    Alliance Cecogest S.A.                                      100.00%
                                    -------------------------------------------------------
                                    Cursitor Alliance Services Ltd.                             100.00%
                                    -------------------------------------------------------
                                    Cursitor Holdings Ltd.                                      100.00%
                                    -------------------------------------------------------
                                    Whittingdale Nominees Ltd.                                  100.00%
                                    -------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING C - MONY
----------------

                                                                                                     State of           State of
                                                                                   Type of          Incorp. or         Principal
                                                                                  Subsidiary         Domicile          Operation
                                                                                  ----------         --------          ---------
AXA Financial, Inc.
--------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
      ------------------------------------------------------------------------------------------------------------------------------
      The Advest Group, Inc.                                                         HCO                DE                 CT
      ------------------------------------------------------------------------------------------------------------------------------
              Vercoe Insurance Agency, Inc.                                       Insurance             OH                 OH
              ----------------------------------------------------------------------------------------------------------------------
              Advest Capital, Inc.                                                Operating             CT                 CT
              ----------------------------------------------------------------------------------------------------------------------
              Billings and Company, Inc.                                          Operating             CT                 CT
              ----------------------------------------------------------------------------------------------------------------------
                   Billings Management Co.                                        Operating             CT                 CT
              ----------------------------------------------------------------------------------------------------------------------
              Boston Advisors, Inc.                                               Operating             MA                 MA
              ----------------------------------------------------------------------------------------------------------------------
              Advest Transfer Services, Inc.                                      Operating             DE                 CT
              ----------------------------------------------------------------------------------------------------------------------
              Advest, Inc.                                                        Operating             DE                 CT
              ----------------------------------------------------------------------------------------------------------------------
                   Balanced Capital Services, Inc.                                Insurance             CT                 CT
                   -----------------------------------------------------------------------------------------------------------------
                   Advest Insurance Agency, Inc.                                  Insurance             MA                 MA
              ----------------------------------------------------------------------------------------------------------------------
              Independent Portfolio Consultants, Inc.                             Operating             DE                 FL
              ----------------------------------------------------------------------------------------------------------------------
              A. B. Realty Corp.                                                  Operating             CT                 CT
              ----------------------------------------------------------------------------------------------------------------------
              Bank Street Management Company                                      Operating             CT                 CT
              ----------------------------------------------------------------------------------------------------------------------
              Advest Mortgages, Inc.                                              Operating             DE                 DE
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                 Operating             DE                 CO
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                               Operating             DE                 NY
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                 Operating             DE                 NY
      ------------------------------------------------------------------------------------------------------------------------------
      Matrix Capital Markets Group, Inc.                                          Operating             VA                 VA
      ------------------------------------------------------------------------------------------------------------------------------
      Matrix Private Equities, Inc.                                               Operating             VA                 VA
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                             HCO                DE                 NY
      ------------------------------------------------------------------------------------------------------------------------------
          MONY Life Insurance Company *                                           Insurance             NY                 NY
          --------------------------------------------------------------------------------------------------------------------------
              MONY International Holdings, LLC                                       HCO                DE                 NY
              ----------------------------------------------------------------------------------------------------------------------
                   MONY International Life Insurance Co. Seguros de Vida S.A.     Insurance         Argentina          Argentina
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Financial Resources of the Americas Limited                  HCO             Jamaica            Jamaica
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Bank & Trust Company of the Americas, Ltd.                Operating       Cayman Islands     Cayman Islands
                   -----------------------------------------------------------------------------------------------------------------
                       MONY Consultoria e Corretagem de Seguros Ltda.             Operating           Brazil             Brazil
                       -------------------------------------------------------------------------------------------------------------
                       MONY Life Insurance Company of the Americas, Ltd.          Insurance       Cayman Islands     Cayman Islands
              ----------------------------------------------------------------------------------------------------------------------
              MONY Life Insurance Company of America                              Insurance             AZ                 NY
              ----------------------------------------------------------------------------------------------------------------------
                   Enterprise Accumulation Trust                                  Operating             MA                 GA
                   -----------------------------------------------------------------------------------------------------------------
                   Mony Series Funds, Inc.                                        Operating             MD                 NY
              ----------------------------------------------------------------------------------------------------------------------
              Sagamore Financial, LLC                                                HCO                OH                 OH
              ----------------------------------------------------------------------------------------------------------------------
                   U.S. Financial Life Insurance Company *                        Insurance             OH                 OH
              ----------------------------------------------------------------------------------------------------------------------
              MONY Financial Services, Inc.                                          HCO                DE                 NY
              ----------------------------------------------------------------------------------------------------------------------
                   Financial Marketing Agency, Inc.                               Operating             OH                 OH
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Brokerage, Inc.                                           Operating             DE                 PA
                   -----------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Ohio, Inc.                         Operating             OH                 OH
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Alabama, Inc.                      Operating             AL                 AL
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Texas, Inc.                        Operating             TX                 TX
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Massachusetts, Inc.                Operating             MA                 MA
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Washington, Inc.                   Operating             WA                 WA
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of New Mexico, Inc.                   Operating             NM                 NM
                   -----------------------------------------------------------------------------------------------------------------
                   1740 Ventures, Inc.                                            Operating             NY                 NY
                   -----------------------------------------------------------------------------------------------------------------
                   Enterprise Capital Management, Inc.                            Operating             GA                 GA
                   -----------------------------------------------------------------------------------------------------------------
                       Enterprise Fund Distributors, Inc.                         Operating             DE                 GA
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Assets Corp.                                                 HCO                NY                 NY
                   -----------------------------------------------------------------------------------------------------------------
                       MONY Benefits Management Corp.                             Operating             DE                 NY
                       -------------------------------------------------------------------------------------------------------------
                       MONY Benefits Service Corp.                                Operating             DE                 NY
                   -----------------------------------------------------------------------------------------------------------------
                   1740 Advisers, Inc.                                            Operating             NY                 NY
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Securities Corporation                                    Operating             NY                 NY
                   -----------------------------------------------------------------------------------------------------------------
                       Trusted Insurance Advisers General Agency Corp.            Operating             MN                 NY
                       -------------------------------------------------------------------------------------------------------------
                       Trusted Investment Advisers Corp.                          Operating             MN                 NY
      ------------------------------------------------------------------------------------------------------------------------------


                                                                                                              Parent's    Comments
                                                                                               Number of      Percent of    (e.g.,
                                                                                    Federal     Shares        Ownership    Basis of
                                                                                   Tax ID #      Owned        or Control    Control)
                                                                                   ---------     -----        ----------  ----------
AXA Financial, Inc.
--------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
      ------------------------------------------------------------------------------------------
      The Advest Group, Inc.                                                       13-4139153
      ------------------------------------------------------------------------------------------
              Vercoe Insurance Agency, Inc.                                        31-0925501         2,997        100.00%
              ----------------------------------------------------------------------------------
              Advest Capital, Inc.                                                 06-1421694         1,000        100.00%
              ----------------------------------------------------------------------------------
              Billings and Company, Inc.                                           06-0968848                      100.00%
              ----------------------------------------------------------------------------------
                   Billings Management Co.                                         06-1053345           500        100.00%
              ----------------------------------------------------------------------------------
              Boston Advisors, Inc.                                                04-2805120           100        100.00%
              ----------------------------------------------------------------------------------
              Advest Transfer Services, Inc.                                       06-1583738           100        100.00%
              ----------------------------------------------------------------------------------
              Advest, Inc.                                                         06-0950348         1,000        100.00%
              ----------------------------------------------------------------------------------
                   Balanced Capital Services, Inc.                                 06-0878468         1,000        100.00%
                   -----------------------------------------------------------------------------
                   Advest Insurance Agency, Inc.                                   04-2590954            75        100.00%
              ----------------------------------------------------------------------------------
              Independent Portfolio Consultants, Inc.                              90-0001325                      100.00%
              ----------------------------------------------------------------------------------
              A. B. Realty Corp.                                                   06-1227868                      100.00%
              ----------------------------------------------------------------------------------
              Bank Street Management Company                                       06-1410955                      100.00%
              ----------------------------------------------------------------------------------
              Advest Mortgages, Inc.                                               06-1545819         1,000        100.00%
      ------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                  75-2961816                      100.00%
      ------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                                13-4194065                      100.00%
      ------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                  13-4194080                      100.00%
      ------------------------------------------------------------------------------------------
      Matrix Capital Markets Group, Inc.                                           54-1533186                      100.00%
      ------------------------------------------------------------------------------------------
      Matrix Private Equities, Inc.                                                54-1968996                      100.00%
      ------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                           13-3976138                      100.00%
      ------------------------------------------------------------------------------------------
          MONY Life Insurance Company *                                            13-1632487                      100.00%
          --------------------------------------------------------------------------------------
              MONY International Holdings, LLC                                     13-3790446                      100.00%
              ----------------------------------------------------------------------------------
                   MONY International Life Insurance Co. Seguros de Vida S.A.      98-0157781                      100.00%
                   -----------------------------------------------------------------------------
                   MONY Financial Resources of the Americas Limited                                                 99.00%
                   -----------------------------------------------------------------------------
                   MONY Bank & Trust Company of the Americas, Ltd.                 98-0152047                      100.00%
                   -----------------------------------------------------------------------------
                       MONY Consultoria e Corretagem de Seguros Ltda.                                               99.00%
                       -------------------------------------------------------------------------
                       MONY Life Insurance Company of the Americas, Ltd.           98-0152046                      100.00%
              ----------------------------------------------------------------------------------
              MONY Life Insurance Company of America                               86-0222062                      100.00%
              ----------------------------------------------------------------------------------
                   Enterprise Accumulation Trust                                   58-6303987                      100.00%
                   -----------------------------------------------------------------------------
                   Mony Series Funds, Inc.                                         13-3388742                      100.00%
              ----------------------------------------------------------------------------------
              Sagamore Financial, LLC                                              31-1296919     1,993,940        100.00%
              ----------------------------------------------------------------------------------
                   U.S. Financial Life Insurance Company *                         38-2046096       405,000        100.00%
              ----------------------------------------------------------------------------------
              MONY Financial Services, Inc.                                        11-3722370         1,000        100.00%
              ----------------------------------------------------------------------------------
                   Financial Marketing Agency, Inc.                                31-1465146            99         99.00%
                   -----------------------------------------------------------------------------
                   MONY Brokerage, Inc.                                            22-3015130         1,500        100.00%
                   -----------------------------------------------------------------------------
                       MBI Insurance Agency of Ohio, Inc.                          31-1562855             5        100.00%
                       -------------------------------------------------------------------------
                       MBI Insurance Agency of Alabama, Inc.                       62-1699522             1        100.00%
                       -------------------------------------------------------------------------
                       MBI Insurance Agency of Texas, Inc.                         74-2861481            10        100.00%
                       -------------------------------------------------------------------------
                       MBI Insurance Agency of Massachusetts, Inc.                 06-1496443             5        100.00%
                       -------------------------------------------------------------------------
                       MBI Insurance Agency of Washington, Inc.                    91-1940542             1        100.00%
                       -------------------------------------------------------------------------
                       MBI Insurance Agency of New Mexico, Inc.                    62-1705422             1        100.00%
                   -----------------------------------------------------------------------------
                   1740 Ventures, Inc.                                             13-2848244         1,000        100.00%
                   -----------------------------------------------------------------------------
                   Enterprise Capital Management, Inc.                             58-1660289           500        100.00%
                   -----------------------------------------------------------------------------
                       Enterprise Fund Distributors, Inc.                          22-1990598         1,000        100.00%
                   -----------------------------------------------------------------------------
                   MONY Assets Corp.                                               13-2662263       200,000        100.00%
                   -----------------------------------------------------------------------------
                       MONY Benefits Management Corp.                              13-3363383         9,000         90.00%
                       -------------------------------------------------------------------------
                       MONY Benefits Service Corp.                                 13-4194349         2,500         90.00%
                   -----------------------------------------------------------------------------
                   1740 Advisers, Inc.                                             13-2645490        14,600        100.00%
                   -----------------------------------------------------------------------------
                   MONY Securities Corporation                                     13-2645488         7,550        100.00%
                   -----------------------------------------------------------------------------
                       Trusted Insurance Advisers General Agency Corp.             41-1941465         1,000        100.00%
                       -------------------------------------------------------------------------
                       Trusted Investment Advisers Corp.                           41-1941464             1        100.00%
      ------------------------------------------------------------------------------------------

   -  Advest Trust Company merged into Frontier Trust Company in 2004
   -  As of February 18, 2005, MONY Realty Capital, Inc. was sold to MMA.
   -  As of February 2005, MONY Realty Parnters, Inc. was dissolved
   - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLCand an individual holds one share of it stock for Jamaican regulatory reasons.
   - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLCand an individual holds one share of it stock for Brazilian regulatory reasons.

Item 27. Number of Contract Owners

         As of February 28, 2005, there are 20,862 holders of the contracts to be offered by the registrant under this Registration Statement.

Item 28. Indemnification

     (a) Indemnification of Officers and Directors

         The by-laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

             7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

             (i) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate is or was a director, officer or employee of the Company shall be indemnified by the Company;

            (ii) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

           (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                  (b) To the extent permitted by the law of the State of New
                      York, the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.721-726: Insurance Law ss.1216.

         The directors and officers of AXA Equitable are insured under policies issued by Lloyd's of London, X.L. Insurance Company, Arch Insurance Company and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

     (b) Indemnification of Principal Underwriter

         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

     (c) Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) AXA Advisors, LLC, an affiliate of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, is the principal underwriter for Separate Accounts 45, 49, 301, A, I, FP, EQ Advisors Trust and AXA Premier VIP Trust and of MONY Variable Account A, MONY Variable Account L, MONY Life of America Variable Account A and MONY Life of America Variable Account L. The principal business address of AXA Advisors, LLC is 1290 Avenue of the Americas, NY, NY 10104.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC.

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Assistant Vice President and Director

*Jerald E. Hampton                    Director

*Robert S. Jones, Jr.                 Chairman of the Board and Director

*Ned Dane                             President and Director

*Richard Dziadzio                     Director

*Robert Wright                        Director

 Edward J. Hayes                      Executive Vice President
 200 Plaza Drive
 Secaucus, NJ  07096

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 Janell Chan                          Senior Vice President
 10840 Ballantyne Commons Parkway
 Charlotte, North Carolina 28277

 James Goodwin                        Senior Vice President
 333 Thornall Street
 Edison, NJ 08837

 Jeffrey Green                        Senior Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Kevin R. Byrne                       Senior Vice President and Treasurer

*Jill Cooley                          Chief Operating Officer and Director

*David Cerza                          First Vice President

*Donna M. Dazzo                       First Vice President

*Amy Franceschini                     First Vice  President

*Beth Andreozzi                       Vice President and Deputy General Counsel

*Peter Mastrantuono                   First Vice President

*Raymond T. Barry                     Vice President

*Michael Brzozowski                   Vice President

*Claire A. Comerford                  Vice President

*David Mahler                         Vice President and Compliance Officer

*Mark D. Godofsky                     Senior Vice President and Controller

*Janet Friedman                       Vice President

*Stuart Abrams                        Senior Vice President and General Counsel

*Patricia Roy                         Vice President and Chief Compliance
                                      Officer

*Linda J. Galasso                     Assistant Secretary

*Francesca Divone                     Secretary

*Michael Higgins                      Vice President

*Gary Gordon                          Vice President

 Gisela Jackson                       Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Frank Massa                          Vice President

*Carolann Matthews                    Vice President

*Jose Montengro                       Vice President

*Roger Pacheco                        Vice President

 Edna Russo                           Vice President
 333 Thornall Street
 Edison, NJ 08837

*Michael Ryniker                      Vice President

*Frank Acierno                        Assistant Vice President

*Ruth Shorter                         Assistant Vice President

*Richard Morin                        Assistant Vice President

*Irina Gyula                          Assistant Vice President


         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 200 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.



Item 31. Management Services

         Not applicable.


Item 32. Undertakings

The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


AXA Equitable represents that the fees and charges deducted under the Certificates described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective Certificates. AXA Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for AXA Equitable to earn a profit, the degree to which the Certificates include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all certificates sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages, or riders to any certificate or prospectus, or otherwise.


The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                   SIGNATURES



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b)(1)(vii) for effectiveness of this amendment to the Registration Statement and has, duly caused this Registration Statement to be signed on its behalf, in the City and State of New York, on this 20th day of April, 2005.




                                        SEPARATE ACCOUNT No. 45 OF
                                        AXA EQUITABLE LIFE INSURANCE COMPANY
                                                    (Registrant)

                                        By: AXA Equitable Life Insurance Company
                                                    (Depositor)


                                        By: /s/ Dodie Kent
                                           ---------------------
                                        Dodie Kent
                                        Vice President and Counsel
                                        AXA Equitable Life Insurance Company

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 20th day of April, 2005.




                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                    (Depositor)


                                         By: /s/ Dodie Kent
                                            ---------------------------------
                                            Dodie Kent
                                            Vice President and Counsel
                                            AXA Equitable Life Insurance Company



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            John C. Graves                Scott D. Miller
Christopher M. Condron      Mary R. (Nina) Henderson      Joseph H. Moglia
Henri de Castries           James F. Higgins              Peter J. Tobin
Claus-Michael Dill          W. Edwin Jarmain              Stanley B. Tulin
Denis Duverne               Christina Johnson






*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 20, 2005

                                 EXHIBIT INDEX



EXHIBIT NO.                                                      TAG VALUE
-----------                                                      ---------
 9 (b)         Opinion and Consent of Counsel                    Ex.- 99.9b
10 (a)         Consent of Pricewaterhouse Coopers LLP            Ex.- 99.10a